      As filed with Securities and Exchange Commission on April 10, 2018.
                                          REGISTRATION NOS. 333-153109/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ][ ]
                     PRE-EFFECTIVE AMENDMENT NO
                   POST-EFFECTIVE AMENDMENT NO. 13                     [X]
                               AND/OR
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                          AMENDMENT NO. 265                            [X]

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)


                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (Address of depositor's principal executive offices) (zip code)
                                 (212) 578-9500
              (Depositor's telephone Number, including area code)
                               STEPHEN W. GAUSTER
                             SENIOR VICE PRESIDENT
                            INTERIM GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                   200 PARK AVENUE, NEW YORK, NEW YORK 10116
                    (Name and address of agent for service)
                                   COPIES TO:
                               W. THOMAS CONNER
                               VEDDER PRICE P.C.
                           1633 BROADWAY, 31st FLOOR
                               NEW YORK, NY 10019
             It Is Proposed That The Filing Will Become Effective:
            On April 30, 2018 or as soon thereafter as practicable.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

April 30, 2018

Preference Premier(R) Variable Annuity Contracts

Issued by Metropolitan Life Insurance Company ("MetLife")


(offered between December 12, 2008 and October 7, 2011)

This Prospectus describes individual Preference Premier(R) Contracts for deferred variable annuities ("Contracts"). The Contracts are no longer available.



You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in your Contract. Your choices may include the Fixed Account (not offered or described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in your Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding funds of the American Funds Insurance Series(R) ("American Funds(R) "), portfolios of Brighthouse Funds Trust I, and portfolios of Brighthouse Funds Trust II. For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.


                               American Funds(R)
-----------------


    American Funds Global Small Capitalization Fund American Funds
                                  Growth-Income Fund


                           Brighthouse Funds Trust I
-------------------------



     AB Global Dynamic Allocation Portfolio*


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Growth Portfolio

     American Funds(R) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio*

    Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Eaton Vance Floating Rate Portfolio

    Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Templeton International Bond Portfolio#

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


    Fidelity Institutional Asset Management(R) Government Income Portfolio* (formerly Pyramis(R) Government Income Portfolio)



     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio*


     Invesco Small Cap Growth Portfolio

     JPMorgan Core Bond Portfolio

     JPMorgan Global Active Allocation Portfolio*

     JPMorgan Small Cap Value Portfolio

     Loomis Sayles Global Markets Portfolio

     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


    Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value Portfolio)



                           Brighthouse Funds Trust II
--------------------------


     Baillie Gifford International Stock Portfolio

     BlackRock Bond Income Portfolio


     BlackRock Capital Appreciation Portfolio


     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

    Brighthouse/Dimensional International Small Company Portfolio

    Brighthouse/Wellington Core Equity Opportunities Portfolio

     Frontier Mid Cap Growth Portfolio

     Jennison Growth Portfolio


     Loomis Sayles Small Cap Core Portfolio

     MetLife Aggregate Bond Index Portfolio*

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     VanEck Global Natural Resources Portfolio#

    Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio


* If you elect the GMIB Max I and/or the EDB Max I, You must allocate your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GMIB Max I and/or the EDB Max I.


# These Portfolios are only available for investment if certain optional benefits are elected. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Options Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I.")




Contracts

Available:



           o Non-Qualified


           o Traditional IRA


           o Roth IRA








Currently the Contract is not available for new sales.








Classes Available

for each Contract



           o B


           o B Plus


           o C


           o L


           o R


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:


a bank deposit or obligation;federally insured or guaranteed; or


endorsed by any bank or other financial institution.

---------------------------



How to learn more:


Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 196 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:




Metropolitan Life Insurance Company

Attn: Fulfillment Unit - Preference Premier (offered between December 12, 2008 and October 7, 2011)
PO Box 10342
Des Moines, IA 50306-0342

(800) 638-7732




Each class of the Contracts has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for a B Plus Class Contract may be higher than similar Contracts without a bonus. The purchase payment credits may be more than offset by the higher expenses for the B Plus Class.



The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.




You should read carefully the current prospectuses for the Portfolios of Brighthouse Funds Trust I ("Brighthouse Trust I"), Brighthouse Funds Trust II ("Brighthouse Trust II"), and American Funds(R) before purchasing a Contract. Copies of these prospectuses will accompany or precede the delivery of your Contract, unless You elect to register for METLIFE EDELIVERY(R), in which case they will be delivered electronically to You. You can also obtain copies of the prospectuses for the Portfolios by calling us or writing to us at the phone number or address below.




Metropolitan Life Insurance Company

Attn: Fulfillment Unit - Preference Premier
P O Box 10342
Des Moines, IA 50306-0342



800-638-7732



ELECTRONIC DELIVERY. You may elect to register for ESERVICESM, which will allow You to do the following:


     o view a consolidated account summary of your available products,


     o track the performance of your investments,


     o perform select transactions such as funding option transfers and address changes, and


  o receive electronic delivery of Contract and Portfolio prospectuses, and annual and semi-annual reports for the Portfolios, and other related documents through METLIFE EDELIVERY(R).



For more information and/or to enroll, please log on to HTTPS://ONLINE.METLIFE.COM.

                                                    ---------------------------

                               TABLE OF CONTENTS




Important Terms You Should Know...................   5
   Table of Expenses..............................   8
Accumulation Unit Values For Each Division........  22
MetLife...........................................  23
Metropolitan Life Separate Account E..............  23
Variable Annuities................................  24
   Replacement of Annuity Contracts...............  24
   The Contract...................................  25
Classes of the Contract...........................  27
Your Investment Choices...........................  30
   Investment Allocation Restrictions For Certain   35
     Optional Benefits............................
The Annuity Contract..............................  45
   Optional Automated Investment Strategies,
     Optional Dollar Cost Averaging and Optional
     Enhanced
    Dollar Cost Averaging Programs................  45
   Purchase Payments..............................  49
    Allocation of Purchase Payments...............  51
    Debit Authorizations..........................  51
   The Value of Your Investment...................  51
   Transfer Privilege.............................  52
    Restrictions on Transfers.....................  53
   Access To Your Money...........................  55
    Systematic Withdrawal Program.................  56
   Charges........................................  57
    Separate Account Charge.......................  57
    Investment-Related Charge.....................  58
    Annual Contract Fee...........................  58
    Transfer Fee..................................  58
    Optional Enhanced Death Benefits..............  58
    Optional Guaranteed Minimum Income Benefits...  59
      .
    Optional Guaranteed Withdrawal Benefits.......  60
   Premium and Other Taxes........................  61
   Withdrawal Charges.............................  61
    When No Withdrawal Charge Applies.............  63
   Free Look......................................  64
   Death Benefit Generally........................  64
    Standard Death Benefit........................  67
   Optional Death Benefits........................  69
    Annual Step-Up Death Benefit..................  69
    Enhanced Death Benefits.......................  70
    Earnings Preservation Benefit.................  93
   Living Benefits................................  95
    Guaranteed Income Benefits....................  96
    Guaranteed Withdrawal Benefits................ 138

---------------------------



   Pay-Out Options (or Income Options)............ 166
    Income Payment Types.......................... 167
    Allocation.................................... 168
    Minimum Size of Your Income Payment........... 168
    The Value of Your Income Payments............. 168
    Reallocation Privilege........................ 169
    Charges....................................... 171
General Information............................... 172
   Administration................................. 172
    Purchase Payments............................. 172
    Confirming Transactions....................... 173
    Processing Transactions....................... 173
      By Telephone or Internet.................... 173
      Telephone and Computer Systems.............. 174
      After Your Death............................ 174
      Abandoned Property Requirements............. 174
      Misstatement................................ 175
      Third Party Requests........................ 175
      Valuation -- Suspension of Payments......... 175
   Cybersecurity Risks............................ 175
   Advertising Performance........................ 176
   Changes to Your Contract....................... 178
   Voting Rights.................................. 178
   Who Sells the Contracts........................ 179
   Financial Statements........................... 180
   When We Can Cancel Your Contract............... 180
Federal Tax Considerations........................ 181
Legal Proceedings................................. 193
Table of Contents for the Statement of Additional  194
  Information.....................................
Appendix A  -- Premium Tax Table.................. 195
Appendix B  -- Accumulation Unit Values For Each   196
  Division........................................
Appendix C  -- Portfolio Legal and Marketing       224
  Names...........................................
Appendix D  -- Additional Information Regarding    225
  the Portfolios..................................



The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

                                                    ---------------------------

Important Terms You Should Know



ACCOUNT VALUE



When You purchase a Contract, an account is set up for You. Your Account Value is the total amount of money credited to You under Your Contract including money in the Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.





ACCUMULATION UNIT VALUE



With a Contract, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the "Exchange") each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.





ADMINISTRATIVE OFFICE


Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Contract. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.




ANNUITANT


The natural person whose life is the measure for determining the duration and the dollar amount of income payments.




ANNUITY UNIT VALUE



With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.





ASSUMED INVESTMENT RETURN (AIR)



Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.





BENEFICIARY


The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

---------------------------

CONTRACT


A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your deferred variable annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.




CONTRACT ANNIVERSARY


An anniversary of the date we issue the Contract.




CONTRACT OWNER


The person or entity which has all rights including the right to direct who receives income payments.




CONTRACT YEAR



The Contract Year is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.





GOOD ORDER



A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.




DIVISIONS


Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R).





METLIFE


MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."




SEPARATE ACCOUNT



A Separate Account is an investment account. All assets contributed to Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.

                                                    ---------------------------

VARIABLE ANNUITY



An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.





WITHDRAWAL CHARGE


The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.




YOU



In this Prospectus "You" is the Owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary. A Contract may have two Owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations.

---------------------------

--------------------------------------------------------------------------------

     TABLE OF EXPENSES -- PREFERENCE PREMIER




  T he following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Contract. The first table describes charges You will pay at the time You purchase the Contract, make withdrawals from your Contract or make transfers between the Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.




     Table 1 -- Contract Owner Transaction Expenses



   Sales Charge Imposed on Purchase Payments......                           None
   Withdrawal Charge (as a percentage of each                            Up to 8%
     purchase payment) (1)........................
   Transfer Fee (2)............................... Maximum Guaranteed Charge: $25
                                                             Current Charge: None


    The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Contract, but does not include fees and expenses for the Portfolios.



     Table 2(a) -- Fees Deducted on Each Contract Anniversary



   Annual Contract Fee (3)..... $30


     Table 2(b) -- Separate Account Charge


    The charges below are assessed as a percentage of your Account Value. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit is available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit (4).



  Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account
                                          Value) for American Funds
                  Growth-Income and American Funds Global Small Capitalization Divisions (5)
                                                    B CLASS   B PLUS CLASS (6)   C CLASS   L CLASS    R CLASS
                                                   --------- ------------------ --------- --------- ----------
  Separate Account Charge with Standard Death      1.50%     2.05%              1.90%     1.75%     1.40%
    Benefit.......................................
    Optional Annual Step-Up Death Benefit.........  .20%      .20%               .20%      .20%      .20%

    Optional Earnings Preservation Benefit........  .25%      .25%               .25%      .25%      .25%

  Total Separate Account Annual Charge including
    both Optional
    Death Benefits (7)............................ 1.95%     2.50%              2.35%     2.20%     1.85%

                                                    ---------------------------



  Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account
                                       Value) for all Divisions except
        the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (5)
                                                    B CLASS   B PLUS CLASS (6)   C CLASS   L CLASS    R CLASS
                                                   --------- ------------------ --------- --------- ----------
 Separate Account Charge with Standard Death       1.25%     1.80%              1.65%     1.50%     1.15%
   Benefit........................................
  Optional Annual Step-Up Death Benefit...........  .20%      .20%               .20%      .20%      .20%

  Optional Earnings Preservation Benefit..........  .25%      .25%               .25%      .25%      .25%

 Total Separate Account Annual Charge including
   both Optional
  Death Benefits (7).............................. 1.70%     2.25%              2.10%     1.95%     1.60%



     Table 2(c) -- Additional Optional Death Benefits


    There are additional Enhanced Death Benefits that You may elect for an additional charge. The charge for these death benefits, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Value. (8)



   Enhanced Death Benefit Max I -- maximum charge  1.50%
   Enhanced Death Benefit Max I (issue age 69 or   0.60%
     younger) -- current charge
   Enhanced Death Benefit Max I (issue age         1.15%
     70-75) -- current charge




   Enhanced Death Benefit II -- maximum charge   1.50%
   Enhanced Death Benefit II (issue age 69 or    0.60%
     younger) -- current charge
   Enhanced Death Benefit II (issue age          1.15%
     70-75) -- current charge




   Enhanced Death Benefit I -- maximum charge   1.50%
   Enhanced Death Benefit I (issue age 69 or    0.75%
     younger) -- current charge
   Enhanced Death Benefit I (issue age          0.95%
     70-75) -- current charge


     Table 2(d) -- Optional Guaranteed Income Benefits (9)

     (as a percentage of the Income Base) (10)



   Guaranteed Minimum Income Benefit Max  1.50%
     I -- maximum charge
   Guaranteed Minimum Income Benefit Max  1.00%
     I -- current charge




   Guaranteed Minimum Income Benefit Plus  1.50%
     III -- maximum charge
   Guaranteed Minimum Income Benefit Plus  1.00%
     III -- current charge




   Guaranteed Minimum Income Benefit Plus  1.50%
     II -- maximum charge
   Guaranteed Minimum Income Benefit Plus  1.00%
     II -- current charge




   Guaranteed Minimum Income Benefit II   0.50%

---------------------------


     Table 2(e) -- Optional Guaranteed Withdrawal Benefits



   Lifetime Withdrawal Guarantee Benefits (as a
     percentage of the Total Guaranteed Withdrawal
     Amount) (11)
     Lifetime Withdrawal Guarantee II (Single      1.60%
       Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee II (Single      1.25%
       Life Version) -- current charge

     Lifetime Withdrawal Guarantee II (Joint Life  1.80%
       Version) -- maximum charge

     Lifetime Withdrawal Guarantee II (Joint Life  1.50%
       Version) -- current charge

   Guaranteed Withdrawal Benefits (as a
     percentage of the Guaranteed Withdrawal Amount)
     (12)
   Enhanced Guaranteed Withdrawal                  1.00%
     Benefit -- maximum charge
   Enhanced Guaranteed Withdrawal                  0.55%
     Benefit -- current charge


     Notes


 1 If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:



NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE
  PAYMENT                                           B CLASS   B PLUS CLASS   C CLASS   L CLASS   R CLASS
-------                                            --------- -------------- --------- --------- --------
     0............................................ 7%        8%             None      7%        8%
     1............................................ 6%        8%                       6%        8%
     2............................................ 6%        7%                       5%        7%
     3............................................ 5%        6%                       0%        6%
     4............................................ 4%        5%                       0%        5%
     5............................................ 3%        4%                       0%        4%
     6............................................ 2%        3%                       0%        3%
     7............................................ 0%        2%                       0%        2%
     8............................................ 0%        1%                       0%        1%
     9 and thereafter............................. 0%        0%                       0%        0%


 There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.


 2 We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.


 3 This fee is waived if the Account Value is $50,000 or more. Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account Value. During the pay-out phase, we reserve the right to deduct this fee.


     4 You may not elect the Optional Step-Up Death and/or the Optional Earnings Preservation Benefit with an Enhanced Death Benefit.



 5 You pay the Separate Account charge with the Standard Death Benefit for your class of the Contract during the pay-out phase of your Contract except that the Separate Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds(R) Divisions). We reserve the right to impose an additional Separate Account charge on Divisions that we add to

                                                    ---------------------------


    the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Value in any such Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Divisions". We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Funds Trust I.


 6 The Separate Account charge for the B Plus Class will be reduced by 0.55% to 1.25% for the Standard Death Benefit (1.50% for amounts held in the American Funds(R) Divisions) after You have held the Contract for 9 years. Similarly, the Separate Account charge will be reduced by 0.55% to 1.45% for the Annual Step-Up Death Benefit (1.70% for amounts held in the American Funds(R) Divisions) after You have held the Contract for nine years.



 7 This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge and the Optional Earnings Preservation Benefit charge.


 8  An Enhanced Death Benefit may not be elected with the Optional Annual
  Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)


 9 You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit or a Guaranteed Minimum Income Benefit in effect at the same time.


 10 The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Step-Up. (See "Guaranteed Income Benefits" for more information.)


 11 The charge for the Lifetime Withdrawal Guarantee II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Reset. (See "Guaranteed Withdrawal Benefits" for more information.)


 12 The charge for the Enhanced Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Reset. (See "Guaranteed Withdrawal Benefits" for more information).

---------------------------

Table 3 -  Portfolio Operating Expenses



The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios and in the following tables. For information concerning compensation paid for the sale of the Contracts, see "General Information -- Who Sells the Contracts."



      Minimum and Maximum Total Annual Portfolio Operating Expenses




                                                    Minimum    Maximum
                                                   --------- ----------
       Total Annual Portfolio Operating Expenses
       (expenses that are deducted from Portfolio
         assets, including management fees,
       distribution and/or service (12b-1) fees,      0.52%      1.25%
         and other expenses)



Portfolio Fees and Expenses

(as a percentage of average daily net assets)



The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.




                                       -- CLASS 2
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 American Funds Global Small Capitalization Fund..      0.70%         0.25%        0.04%
   .
 American Funds Growth-Income Fund................      0.26%         0.25%        0.02%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 American Funds Global Small Capitalization Fund..  --             0.99%    --                 0.99%
   .
 American Funds Growth-Income Fund................  --             0.53%    --                 0.53%






                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class        0.61%         0.25%        0.03%
   B..............................................
 American Funds(R) Balanced Allocation                  0.06%         0.55%         --
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                    0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 American Funds(R) Growth Portfolio -- Class C....       --           0.55%        0.02%
 American Funds(R) Moderate Allocation                  0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....      0.61%         0.25%        0.03%
 BlackRock Global Tactical Strategies                   0.66%         0.25%        0.02%
   Portfolio -- Class B...........................
 Brighthouse Asset Allocation 100                       0.07%         0.25%        0.01%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...      0.24%         0.25%        0.01%
   .
 Brighthouse/Aberdeen Emerging Markets Equity           0.88%         0.25%        0.11%
   Portfolio -- Class B...........................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class       0.02%       0.91%         0.02%         0.89%
   B..............................................
 American Funds(R) Balanced Allocation                 0.42%       1.03%          --           1.03%
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                   0.43%       1.05%          --           1.05%
   Portfolio -- Class C...........................
 American Funds(R) Growth Portfolio -- Class C....     0.35%       0.92%          --           0.92%
 American Funds(R) Moderate Allocation                 0.40%       1.02%          --           1.02%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....     0.06%       0.95%         0.01%         0.94%
 BlackRock Global Tactical Strategies                  0.09%       1.02%         0.06%         0.96%
   Portfolio -- Class B...........................
 Brighthouse Asset Allocation 100                      0.67%       1.00%          --           1.00%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...     0.43%       0.93%          --           0.93%
   .
 Brighthouse/Aberdeen Emerging Markets Equity           --         1.24%         0.05%         1.19%
   Portfolio -- Class B...........................

                                                    ---------------------------



                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Eaton Vance Floating Rate                  0.60%         0.25%        0.08%
   Portfolio -- Class B...........................
 Brighthouse/Franklin Low Duration Total Return         0.50%         0.25%        0.05%
   Portfolio -- Class B...........................
 Brighthouse/Templeton International Bond               0.60%         0.25%        0.10%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              0.56%         0.25%        0.02%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      0.61%         0.25%        0.05%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       0.55%         0.25%        0.03%
   B..............................................
 Fidelity Institutional Asset Management(R)             0.42%         0.25%        0.04%
   Government Income
   Portfolio -- Class B...........................
 Harris Oakmark International Portfolio -- Class        0.77%         0.25%        0.04%
   B..............................................
 Invesco Balanced-Risk Allocation                       0.63%         0.25%        0.03%
   Portfolio -- Class B...........................
 Invesco Small Cap Growth Portfolio -- Class B....      0.85%         0.25%        0.03%
 JPMorgan Core Bond Portfolio -- Class B..........      0.55%         0.25%        0.02%
 JPMorgan Global Active Allocation                      0.72%         0.25%        0.05%
   Portfolio -- Class B...........................
 JPMorgan Small Cap Value Portfolio -- Class B....      0.78%         0.25%        0.06%
 Loomis Sayles Global Markets Portfolio -- Class        0.70%         0.25%        0.08%
   B..............................................
 MetLife Multi-Index Targeted Risk                      0.17%         0.25%        0.01%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       0.69%         0.25%        0.05%
   B..............................................
 Morgan Stanley Mid Cap Growth Portfolio -- Class       0.65%         0.25%        0.04%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...      0.66%         0.25%        0.04%
   .
 PanAgora Global Diversified Risk                       0.65%         0.25%        0.16%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         0.47%         0.25%        0.50%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      0.48%         0.25%        0.08%
 Schroders Global Multi-Asset Portfolio -- Class        0.64%         0.25%        0.06%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..      0.31%         0.25%        0.01%
   .
 SSGA Growth ETF Portfolio -- Class B.............      0.32%         0.25%        0.02%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        0.75%         0.25%        0.03%
   B..............................................
 Victory Sycamore Mid Cap Value                         0.65%         0.25%        0.03%
   Portfolio -- Class B...........................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Brighthouse/Eaton Vance Floating Rate                  --         0.93%          --           0.93%
   Portfolio -- Class B...........................
 Brighthouse/Franklin Low Duration Total Return         --         0.80%         0.07%         0.73%
   Portfolio -- Class B...........................
 Brighthouse/Templeton International Bond               --         0.95%         0.01%         0.94%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              --         0.83%         0.04%         0.79%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      --         0.91%          --           0.91%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       --         0.83%         0.02%         0.81%
   B..............................................
 Fidelity Institutional Asset Management(R)             --         0.71%          --           0.71%
   Government Income
   Portfolio -- Class B...........................
 Harris Oakmark International Portfolio -- Class        --         1.06%         0.02%         1.04%
   B..............................................
 Invesco Balanced-Risk Allocation                      0.03%       0.94%         0.03%         0.91%
   Portfolio -- Class B...........................
 Invesco Small Cap Growth Portfolio -- Class B....      --         1.13%         0.02%         1.11%
 JPMorgan Core Bond Portfolio -- Class B..........      --         0.82%         0.14%         0.68%
 JPMorgan Global Active Allocation                      --         1.02%         0.06%         0.96%
   Portfolio -- Class B...........................
 JPMorgan Small Cap Value Portfolio -- Class B....      --         1.09%         0.10%         0.99%
 Loomis Sayles Global Markets Portfolio -- Class        --         1.03%          --           1.03%
   B..............................................
 MetLife Multi-Index Targeted Risk                     0.21%       0.64%          --           0.64%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       --         0.99%         0.10%         0.89%
   B..............................................
 Morgan Stanley Mid Cap Growth Portfolio -- Class       --         0.94%         0.02%         0.92%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...      --         0.95%         0.10%         0.85%
   .
 PanAgora Global Diversified Risk                      0.04%       1.10%          --           1.10%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         --         1.22%         0.01%         1.21%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      --         0.81%         0.03%         0.78%
 Schroders Global Multi-Asset Portfolio -- Class       0.01%       0.96%          --           0.96%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..     0.20%       0.77%          --           0.77%
   .
 SSGA Growth ETF Portfolio -- Class B.............     0.21%       0.80%          --           0.80%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        --         1.03%          --           1.03%
   B..............................................
 Victory Sycamore Mid Cap Value                         --         0.93%         0.09%         0.84%
   Portfolio -- Class B...........................

---------------------------



                          BRIGHTHOUSE FUNDS TRUST II -- CLASS B
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Baillie Gifford International Stock Portfolio....      0.79%         0.25%        0.06%
 BlackRock Bond Income Portfolio..................      0.33%         0.25%        0.18%
 BlackRock Capital Appreciation Portfolio.........      0.69%         0.25%        0.03%
 BlackRock Ultra-Short Term Bond Portfolio........      0.35%         0.25%        0.04%
 Brighthouse Asset Allocation 20 Portfolio........      0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio........      0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio........      0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio........      0.05%         0.25%        0.01%
 Brighthouse/Artisan Mid Cap Value Portfolio......      0.82%         0.25%        0.03%
 Brighthouse/Dimensional International Small            0.81%         0.25%        0.11%
   Company
   Portfolio......................................
 Brighthouse/Wellington Core Equity Opportunities       0.70%         0.25%        0.02%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      0.71%         0.25%        0.04%
 Jennison Growth Portfolio........................      0.60%         0.25%        0.02%
 Loomis Sayles Small Cap Core Portfolio...........      0.90%         0.25%        0.07%
 MetLife Aggregate Bond Index Portfolio...........      0.25%         0.25%        0.03%
 MetLife Mid Cap Stock Index Portfolio............      0.25%         0.25%        0.04%
 MetLife MSCI EAFE(R) Index Portfolio.............      0.30%         0.25%        0.07%
 MetLife Russell 2000(R) Index Portfolio..........      0.25%         0.25%        0.06%
 MetLife Stock Index Portfolio....................      0.25%         0.25%        0.02%
 MFS(R) Total Return Portfolio....................      0.56%         0.25%        0.05%
 MFS(R) Value Portfolio...........................      0.70%         0.25%        0.02%
 Neuberger Berman Genesis Portfolio...............      0.81%         0.25%        0.04%
 T. Rowe Price Large Cap Growth Portfolio.........      0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio.........      0.47%         0.25%        0.03%
 VanEck Global Natural Resources Portfolio........      0.78%         0.25%        0.03%
 Western Asset Management Strategic Bond                0.56%         0.25%        0.04%
   Opportunities
   Portfolio......................................
 Western Asset Management U.S. Government               0.47%         0.25%        0.02%
   Portfolio......................................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Baillie Gifford International Stock Portfolio....      --         1.10%         0.12%         0.98%
 BlackRock Bond Income Portfolio..................      --         0.76%          --           0.76%
 BlackRock Capital Appreciation Portfolio.........      --         0.97%         0.09%         0.88%
 BlackRock Ultra-Short Term Bond Portfolio........      --         0.64%         0.03%         0.61%
 Brighthouse Asset Allocation 20 Portfolio........     0.57%       0.94%         0.02%         0.92%
 Brighthouse Asset Allocation 40 Portfolio........     0.59%       0.90%          --           0.90%
 Brighthouse Asset Allocation 60 Portfolio........     0.61%       0.91%          --           0.91%
 Brighthouse Asset Allocation 80 Portfolio........     0.64%       0.95%          --           0.95%
 Brighthouse/Artisan Mid Cap Value Portfolio......      --         1.10%         0.05%         1.05%
 Brighthouse/Dimensional International Small            --         1.17%         0.01%         1.16%
   Company
   Portfolio......................................
 Brighthouse/Wellington Core Equity Opportunities       --         0.97%         0.11%         0.86%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      --         1.00%         0.02%         0.98%
 Jennison Growth Portfolio........................      --         0.87%         0.08%         0.79%
 Loomis Sayles Small Cap Core Portfolio...........     0.03%       1.25%         0.08%         1.17%
 MetLife Aggregate Bond Index Portfolio...........      --         0.53%         0.01%         0.52%
 MetLife Mid Cap Stock Index Portfolio............     0.01%       0.55%          --           0.55%
 MetLife MSCI EAFE(R) Index Portfolio.............     0.01%       0.63%          --           0.63%
 MetLife Russell 2000(R) Index Portfolio..........     0.01%       0.57%          --           0.57%
 MetLife Stock Index Portfolio....................      --         0.52%         0.01%         0.51%
 MFS(R) Total Return Portfolio....................      --         0.86%          --           0.86%
 MFS(R) Value Portfolio...........................      --         0.97%         0.14%         0.83%
 Neuberger Berman Genesis Portfolio...............      --         1.10%         0.01%         1.09%
 T. Rowe Price Large Cap Growth Portfolio.........      --         0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth Portfolio.........      --         0.75%          --           0.75%
 VanEck Global Natural Resources Portfolio........     0.01%       1.07%         0.01%         1.06%
 Western Asset Management Strategic Bond                --         0.85%         0.06%         0.79%
   Opportunities
   Portfolio......................................
 Western Asset Management U.S. Government               --         0.74%         0.01%         0.73%
   Portfolio......................................

                                                    ---------------------------


The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.




Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     EXAMPLES



 These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, Separate Account charges, and Portfolio fees and expenses.




 Examples 1 through 5 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Contract with the B Class; Example 2 relates to the purchase of the Contract with the B Plus Class; Example 3 relates to the purchase of the Contract with the C Class; Example 4 relates to the purchase of the Contract with the L Class; and Example 5 relates to the purchase of the Contract with the R Class.



 Examples 6 through 10 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 6 relates to the purchase of the Contract with the B Class; Example 7 relates to the purchase of the Contract with the B Plus Class; Example 8 relates to the purchase of the Contract with the C Class; Example 9 relates to the purchase of the Contract with the L Class; and Example 10 relates to the purchase of the Contract with the R Class.



 Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,280   $2,260    $3,278    $6,185
  Minimum........  $1,207   $2,047    $2,932    $5,551



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $580    $1,720    $2,918    $6,185
  Minimum........   $507    $1,507    $2,572    $5,551



 Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Plus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $980    $1,337    $1,701    $2,824
  Minimum........   $907    $1,117    $1,332    $2,076



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $280      $797    $1,341    $2,824
  Minimum........   $207      $577    $  972    $2,076

                                                    ---------------------------


 Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.



 You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,471   $2,679    $4,015    $8,061
  Minimum........  $1,394   $2,441    $3,611    $7,220



 Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.



     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $671    $2,049    $3,565    $8,061
  Minimum........   $594    $1,811    $3,161    $7,220



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,153   $1,708    $2,375    $4,717
  Minimum........  $1,076   $1,463    $1,944    $3,729



 Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the R Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

 o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $353    $1,078    $1,925    $4,717
  Minimum........   $276    $  833    $1,494    $3,729



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $620    $1,836    $3,103    $6,512
  Minimum........   $547    $1,624    $2,763    $5,904



 Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                    ---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $320      $917    $1,539    $3,212
  Minimum........   $247      $698    $1,176    $2,492



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,305   $2,243    $3,034    $6,391
  Minimum........  $1,232   $2,030    $2,692    $5,774



 Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Plus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $605    $1,793    $3,034    $6,391
  Minimum........   $532    $1,580    $2,692    $5,774



 You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,005   $1,322    $1,465    $3,068
  Minimum........  $  932   $1,103    $1,100    $2,338



 Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return



 You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $305      $872    $1,465    $3,068
  Minimum........   $232      $653    $1,100    $2,338



 Example 9. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return



     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,370   $2,321    $3,321    $6,101
  Minimum........  $1,297   $2,107    $2,974    $5,461



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $570    $1,691    $2,871    $6,101
  Minimum........   $497    $1,477    $2,524    $5,461



 Example 10. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the R Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,070   $1,398    $1,741    $2,724
  Minimum........  $  997   $1,177    $1,371    $1,969



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                    ---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $270      $768    $1,291    $2,724
  Minimum........   $197      $547    $  921    $1,969

---------------------------

--------------------------------------------------------------------------------


     ACCUMULATION UNIT VALUES FOR EACH DIVISION



See Appendix B.

                                                    ---------------------------

METLIFE



M etropolitan Life Insurance Company is a provider of insurance, annuities,
employee benefits and asset     management. We are also one of the largest
institutional investors in the United States with a $270.2     billion general
account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




METROPOLITAN LIFE

SEPARATE ACCOUNT E


W e established Metropolitan Life Separate Account E (the "Separate Account")
on September 27, 1983.     The purpose of the Separate Account is to hold the
variable assets that underlie the -Preference Premier     Variable Annuity
Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").




The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.




We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account.Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of MetLife and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

---------------------------

VARIABLE ANNUITIES



T his Prospectus describes a type of Variable Annuity, a deferred Variable
Annuity. These annuities are   "variable" because the value of your account or
income payment varies based on the investment performance   of the Divisions
You choose. In short, the value of your Contract and your income payments under a variable pay-out option of your Contract may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.




Contracts have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The current interest rate may vary by Contract class. Your registered representative can tell you the current and minimum interest rates that apply. The variable pay-out options under the Contracts have a fixed payment option called the "Fixed Income Payment Option." Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.



Replacement of Annuity Contracts



EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or Variable Annuity contracts previously issued by us may be exchanged for the Contract offered by this Prospectus. Currently, with respect to exchanges from certain of our Variable Annuity contracts to this Contract, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the Separate Account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.



OTHER EXCHANGES: Generally, You can exchange one Variable Annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Contract .Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received

                                                    ---------------------------


the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing Variable Annuity contract. Before You exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the features, benefits and charges.




The Contract



Y ou accumulate money in your account during the pay-in phase by making one or
more purchase payments.    MetLife will hold your money and credit investment
returns as long as the money remains in your account.



All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Contract. Therefore, there should be reasons other than tax deferral for acquiring the Contract, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Contract.



This Prospectus describes all the material features of the Contract.




NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living and/or death benefits.




A Contract consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see "Pay Out (or Income Options)" for more information). Because Contracts offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."



The Contract is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Contract also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Standard Death Benefit. In deciding what class of the Contract to purchase, You should consider the amount of the Separate Account charges and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the B Class Contract with the Standard -Death Benefit and no optional benefits. These optional benefits are:


- an Annual Step-Up Death Benefit;


- Enhanced Death Benefits (the Enhanced Death Benefit Max I (the "EDB Max I"), the Enhanced Death Benefit II (the "EDB II") and the Enhanced Death Benefit I (the "EDB I") are collectively, the ("EDBs"));


- an Earnings Preservation Benefit;

---------------------------

- Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit Max I (the "GMIB Max I"), the Guaranteed Minimum Income Benefit Plus III (the "GMIB Plus III"), the Guaranteed Minimum Income Benefit Plus II (the "GMIB Plus II") and the Guaranteed Minimum Income Benefit II (the "GMIB II") are collectively, the ("GMIBs")); and


- Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the "LWG II") and the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") are together, the ("GWBs")).



You may not have a GMIB or a GWB in effect at the same time. You may not have the EDB Max I in effect with any living benefit except the GMIB Max I. You may not have the EDB II in effect with any living benefit except the GMIB Plus III. You may not elect the Earnings Preservation Benefit with the EDB Max I or EDB
II. The Earnings Preservation Benefit could be elected with the EDB II in Contracts issued before May 1, 2011, and with the EDB I. None of these optional benefits are currently available for sale.



Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.



We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.



If You choose the GMIB Max I or EDB Max I, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and EDB Max I" until the optional benefit terminates.



If You choose the GMIB Plus III, GMIB Plus II, LWG II, EDB II or EDB I, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus III, GMIB Plus II, LWG II, EDB II and EDB I" until the optional benefit terminates.



The Contracts are no longer available.



Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

                                                    ---------------------------

CLASSES OF THE CONTRACT


B Class


The B Class has a 1.25% annual Separate Account charge (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining seven year Withdrawal Charge on each purchase payment. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.45% (1.70% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.70% (1.95% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).




B Plus Class



THE B PLUS CLASS (MAY ALSO BE KNOWN AS THE "BONUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)



You could have purchased a Contract in the B Plus Class before your 81st birthday. If there are Joint Contract Owners, the age of the oldest Joint Contract Owner was used to determine eligibility. Under the B Plus Class Contract, we currently credit 6% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro rata basis to the Fixed Account, if available, and the Divisions of the Separate Account based upon your allocation for your purchase payments. The B Plus Class has a 1.80% annual Separate Account charge (2.05% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining nine year Withdrawal Charge on each purchase payment. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 2.00% (2.25% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 2.25% (2.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). After You have held the Contract for nine years, the Separate Account charge declines 0.55% to 1.25% with the Standard Death Benefit (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). After You have held the Contract for nine years, the Separate Account charge declines to 1.45% for the Annual Step-Up Death Benefit (1.70% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). During the pay-out phase, the Separate Account charge is 1.25% (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions), regardless of when the Contract is annuitized.




Investment returns for the B Plus Class Contract may be lower than those for the R Class Contract if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the B Plus Class Contract.



The B Plus Class Contract may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.



Therefore, the choice between the B Plus Class and the R Class Contract is a judgment as to whether a higher Separate Account charge with a 6% credit is more advantageous than a lower Separate Account charge without the 6% credit.

---------------------------

There is no guarantee that the B Plus Class Contract will have higher returns than the R Class Contract, the other classes of the Contract, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while an additional Separate Account charge of 0.65% for the Bonus will be assessed on all amounts in the Separate Account for the first nine years, and an additional charge of 0.10% for the Bonus will be assessed on all amounts in the Separate Account in years ten and later.



The following table demonstrates hypothetical investment returns for a B Plus Class Contract with the 6% credit compared to an R Class Contract without the Bonus. Both Contracts are assumed to have no optional benefits. The figures are based on:


a) a $50,000 initial purchase payment with no other purchase payments;


b) deduction of the Separate Account charge at a rate of 1.80% (1.25% in years 10+) (B Plus Class Contract) and 1.15% (R Class Contract); and


c) an assumed rate of return (before Separate Account charges) for the investment choices of 7.01% for each of 12 years.



                        B Plus Class                 R Class
                  (1.80% Separate Account    (1.15% Separate Account
Contract Year    charge for first 9 years)      charge all years)
  1                       $55,761                    $52,930
  2                       $58,666                    $56,032
  3                       $61,723                    $59,315
  4                       $64,939                    $62,791
  5                       $68,322                    $66,471
  6                       $71,882                    $70,366
  7                       $75,627                    $74,489
  8                       $79,567                    $78,854
  9                       $83,712                    $83,475
  10                      $88,534                    $88,367
  11                      $93,634                    $93,545
  12                      $99,027                    $99,027


Generally, the higher the rate of return, the more advantageous the B Plus Class is. The table above shows the "break-even" point, which is when the Account Value of a B Plus Class Contract will equal the Account Value of an R Class Contract, assuming equal initial purchase payments and a level rate of return. The Account Value would be higher in an R Class Contract after the break-even point under these same assumptions. The table assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Contract, the rate of return would have to be higher in order to break-even by the end of the twelfth year. If additional purchase payments were made to the Contract and the rate of return remained the same, the break-even point would occur sooner.



The decision to elect the B Plus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the B Plus Class.

                                                    ---------------------------

The guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract. Current annuity purchase rates for the B Plus Class may be lower than those for the other classes of the Contract.



Any 6% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Value, depending upon your state law. In the case of a refund of Account Value, the refunded amount will include any investment performance on amounts attributable to the 6% credit. If there have been any losses from the investment performance on the amounts attributable to the 6% credit, we will bear that loss.



If we agree to permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a B Plus Class Contract, the Contract will be issued as a B Class Contract.



C Class



The C Class has a 1.65% annual Separate Account charge (1.90% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and no Withdrawal Charge. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.85% (2.10% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 2.10% (2.35% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity GeneratorSM and the AllocatorSM are not available in the C Class Contract. The BlackRock Ultra-Short Term Bond Division is available in the C Class Contract.




L Class



The L Class has a 1.50% annual Separate Account charge (1.75% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining three year Withdrawal Charge on each purchase payment. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.70% (1.95% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.95% (2.20% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).




R Class



The R Class has a 1.15% annual Separate Account charge (1.40% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining nine-year Withdrawal Charge on each purchase payment. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.35% (1.60% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.60% (1.85% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).

---------------------------

YOUR INVESTMENT CHOICES



Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The prospectuses and SAIs are available upon your request by calling us or writing to us at the phone number or address below.




Metropolitan Life Insurance Company

Attn: Fulfillment Unit - Preference Premier (offered between December 12, 2008 and October 7, 2011)
P O Box 10342
Des Moines, IA 50306-0342
800-638-7732




You can also obtain information about the Portfolios (including a copy of the SAI) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. Prospectuses for the Portfolios of Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) will accompany or precede the delivery of your Contract. You should read these prospectuses carefully before making purchase payments to the Divisions. All of the classes of shares available to the Contracts, Class B of the Brighthouse Trust I (except for the American Funds(R) Balanced Allocation, American Funds(R) Bond, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios, which are Class C), Class B of Brighthouse Trust II, and Class 2 of the American Funds(R), impose a 12b-1 Plan fee.



The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names.) (See "Appendix C -- Portfolio Legal and Marketing Names") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Divisions You choose. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value or variable income payments based on amounts allocated to the Divisions may go down as well as up.




Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.



The current Portfolios are listed below, along with their Investment Manager and any Sub-Investment Manager.




Portfolio                                     Investment Objective                            Investment Adviser/Subadviser
--------------------------------------------- ----------------------------------------------- --------------------------------
 American Funds(R)
 American Funds Global Small Capitalization   Seeks long-term growth of capital.              Capital Research and Management
 Fund                                                                                         Companysm
 American Funds Growth-Income Fund            Seeks long-term growth of capital and income.   Capital Research and Management
                                                                                              Companysm
 Brighthouse Funds Trust I

                                                    ---------------------------



Portfolio                                          Investment Objective
-------------------------------------------------- -------------------------------------------------
 AB Global Dynamic Allocation Portfolio*           Seeks capital appreciation and current income.
 American Funds(R) Balanced Allocation Portfolio   Seeks a balance between a high level of
                                                   current income and growth of capital, with a
                                                   greater emphasis on growth of capital.
 American Funds(R) Growth Allocation Portfolio     Seeks growth of capital.
 American Funds(R) Growth Portfolio                Seeks to achieve growth of capital.
 American Funds(R) Moderate Allocation             Seeks a high total return in the form of income
 Portfolio                                         and growth of capital, with a greater
                                                   emphasis on income.
 AQR Global Risk Balanced Portfolio*               Seeks total return.
 BlackRock Global Tactical Strategies Portfolio*   Seeks capital appreciation and current income.
 Brighthouse Asset Allocation 100 Portfolio        Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio*              Seeks a balance between a high level of
                                                   current income and growth of capital, with a
                                                   greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets             Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Eaton Vance Floating Rate             Seeks a high level of current income.
 Portfolio
 Brighthouse/Franklin Low Duration Total           Seeks a high level of current income, while
 Return Portfolio                                  seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond          Seeks current income with capital appreciation
 Portfolio#                                        and growth of income.
 Brighthouse/Wellington Large Cap Research         Seeks long-term capital appreciation.
 Portfolio
 Clarion Global Real Estate Portfolio              Seeks total return through investment in real
                                                   estate securities, emphasizing both capital
                                                   appreciation and current income.
 ClearBridge Aggressive Growth Portfolio           Seeks capital appreciation.
 Fidelity Institutional Asset Management(R)        Seeks a high level of current income,
 Government Income Portfolio*                      consistent with preservation of principal.
 Harris Oakmark International Portfolio            Seeks long-term capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio*       Seeks total return.
 Invesco Small Cap Growth Portfolio                Seeks long-term growth of capital.
 JPMorgan Core Bond Portfolio                      Seeks to maximize total return.
 JPMorgan Global Active Allocation Portfolio*      Seeks capital appreciation and current income.



Portfolio                                          Investment Adviser/Subadviser
-------------------------------------------------- ----------------------------------------------
 AB Global Dynamic Allocation Portfolio*           Brighthouse Investment Advisers, LLC
                                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation Portfolio   Brighthouse Investment Advisers, LLC
 American Funds(R) Growth Allocation Portfolio     Brighthouse Investment Advisers, LLC
 American Funds(R) Growth Portfolio                Brighthouse Investment Advisers, LLC; Capital
                                                   Research and Management Company
 American Funds(R) Moderate Allocation             Brighthouse Investment Advisers, LLC
 Portfolio
 AQR Global Risk Balanced Portfolio*               Brighthouse Investment Advisers, LLC
                                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies Portfolio*   Brighthouse Investment Advisers, LLC
                                                   Subadviser: BlackRock Financial Management,
                                                   Inc.
 Brighthouse Asset Allocation 100 Portfolio        Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio*              Brighthouse Investment Advisers, LLC
                                                   Subadviser: Overlay Portion: Pacific
                                                   Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets             Brighthouse Investment Advisers, LLC
 Equity Portfolio                                  Subadviser: Aberdeen Asset Managers Limited
 Brighthouse/Eaton Vance Floating Rate             Brighthouse Investment Advisers, LLC
 Portfolio                                         Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total           Brighthouse Investment Advisers, LLC
 Return Portfolio                                  Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond          Brighthouse Investment Advisers, LLC
 Portfolio#                                        Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap Research         Brighthouse Investment Advisers, LLC
 Portfolio                                         Subadviser: Wellington Management Company
                                                   LLP
 Clarion Global Real Estate Portfolio              Brighthouse Investment Advisers, LLC
                                                   Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio           Brighthouse Investment Advisers, LLC
                                                   Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)        Brighthouse Investment Advisers, LLC
 Government Income Portfolio*                      Subadviser: FIAM LLC
 Harris Oakmark International Portfolio            Brighthouse Investment Advisers, LLC
                                                   Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio*       Brighthouse Investment Advisers, LLC
                                                   Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio                Brighthouse Investment Advisers, LLC
                                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio                      Brighthouse Investment Advisers, LLC
                                                   Subadviser: J.P. Morgan Investment
                                                   Management Inc.
 JPMorgan Global Active Allocation Portfolio*      Brighthouse Investment Advisers, LLC
                                                   Subadviser: J.P. Morgan Investment
                                                   Management Inc.

---------------------------



Portfolio                                        Investment Objective
------------------------------------------------ -------------------------------------------------
 JPMorgan Small Cap Value Portfolio              Seeks long-term capital growth.
 Loomis Sayles Global Markets Portfolio          Seeks high total investment return through a
                                                 combination of capital appreciation and
                                                 income.
 MetLife Multi-Index Targeted Risk Portfolio*    Seeks a balance between growth of capital
                                                 and current income, with a greater emphasis
                                                 on growth of capital.
 MFS(R) Research International Portfolio         Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth Portfolio         Seeks capital appreciation.
 Oppenheimer Global Equity Portfolio             Seeks capital appreciation.
 PanAgora Global Diversified Risk Portfolio*     Seeks total return.
 PIMCO Inflation Protected Bond Portfolio        Seeks maximum real return, consistent with
                                                 preservation of capital and prudent
                                                 investment management.
 PIMCO Total Return Portfolio                    Seeks maximum total return, consistent with
                                                 the preservation of capital and prudent
                                                 investment management.
 Schroders Global Multi-Asset Portfolio*         Seeks capital appreciation and current income.
 SSGA Growth and Income ETF Portfolio            Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                       Seeks growth of capital.
 T. Rowe Price Mid Cap Growth Portfolio          Seeks long-term growth of capital.
 Victory Sycamore Mid Cap Value Portfolio        Seeks high total return by investing in equity
                                                 securities of mid-sized companies.
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.
 BlackRock Bond Income Portfolio                 Seeks a competitive total return primarily
                                                 from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio        Seeks long-term growth of capital.
 BlackRock Ultra-Short Term Bond Portfolio       Seeks a high level of current income consistent
                                                 with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio       Seeks a high level of current income, with
                                                 growth of capital as a secondary objective.



Portfolio                                        Investment Adviser/Subadviser
------------------------------------------------ ---------------------------------------------
 JPMorgan Small Cap Value Portfolio              Brighthouse Investment Advisers, LLC
                                                 Subadviser: J.P. Morgan Investment
                                                 Management Inc.
 Loomis Sayles Global Markets Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk Portfolio*    Brighthouse Investment Advisers, LLC
                                                 Subadviser: Overlay Portion: MetLife
                                                 Investment Advisors, LLC
 MFS(R) Research International Portfolio         Brighthouse Investment Advisers, LLC
                                                 Subadviser: Massachusetts Financial Services
                                                 Company
 Morgan Stanley Mid Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
                                                 Subadviser: Morgan Stanley Investment
                                                 Management Inc.
 Oppenheimer Global Equity Portfolio             Brighthouse Investment Advisers, LLC
                                                 Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk Portfolio*     Brighthouse Investment Advisers, LLC
                                                 Subadviser: PanAgora Asset Management,
                                                 Inc.
 PIMCO Inflation Protected Bond Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 PIMCO Total Return Portfolio                    Brighthouse Investment Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 Schroders Global Multi-Asset Portfolio*         Brighthouse Investment Advisers, LLC
                                                 Subadvisers: Schroder Investment
                                                 Management North America Inc.; Schroder
                                                 Investment Management North America
                                                 Limited
 SSGA Growth and Income ETF Portfolio            Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                       Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: Victory Capital Management Inc.
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Brighthouse Investment Advisers, LLC
                                                 Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio                 Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond Portfolio       Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio       Brighthouse Investment Advisers, LLC

                                                    ---------------------------


Portfolio                                      Investment Objective
---------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 40 Portfolio     Seeks high total return in the form of income
                                               and growth of capital, with a greater
                                               emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio     Seeks a balance between a high level of
                                               current income and growth of capital, with a
                                               greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio     Seeks growth of capital.
 Brighthouse/Artisan Mid Cap Value Portfolio   Seeks long-term capital growth.
 Brighthouse/Dimensional International Small   Seeks long-term capital appreciation.
 Company Portfolio
 Brighthouse/Wellington Core Equity            Seeks to provide a growing stream of income
 Opportunities Portfolio                       over time and, secondarily, long-term capital
                                               appreciation and current income.
 Frontier Mid Cap Growth Portfolio             Seeks maximum capital appreciation.
 Jennison Growth Portfolio                     Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio        Seeks long-term capital growth from
                                               investments in common stocks or other equity
                                               securities.
 MetLife Aggregate Bond Index Portfolio*       Seeks to track the performance of the
                                               Bloomberg Barclays U.S. Aggregate Bond
                                               Index.
 MetLife Mid Cap Stock Index Portfolio         Seeks to track the performance of the
                                               Standard & Poor's MidCap 400(R) Composite
                                               Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio          Seeks to track the performance of the MSCI
                                               EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio       Seeks to track the performance of the Russell
                                               2000(R) Index.
 MetLife Stock Index Portfolio                 Seeks to track the performance of the
                                               Standard & Poor's 500(R) Composite Stock
                                               Price Index.
 MFS(R) Total Return Portfolio                 Seeks a favorable total return through
                                               investment in a diversified portfolio.
 MFS(R) Value Portfolio                        Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio            Seeks high total return, consisting principally
                                               of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio      Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio      Seeks long-term capital growth.
 VanEck Global Natural Resources Portfolio#    Seeks long-term capital appreciation with
                                               income as a secondary consideration.



Portfolio                                      Investment Adviser/Subadviser
---------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 40 Portfolio     Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 60 Portfolio     Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 80 Portfolio     Brighthouse Investment Advisers, LLC
 Brighthouse/Artisan Mid Cap Value Portfolio   Brighthouse Investment Advisers, LLC
                                               Subadviser: Artisan Partners Limited
                                               Partnership
 Brighthouse/Dimensional International Small   Brighthouse Investment Advisers, LLC
 Company Portfolio                             Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity            Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                       Subadviser: Wellington Management Company
                                               LLP
 Frontier Mid Cap Growth Portfolio             Brighthouse Investment Advisers, LLC
                                               Subadviser: Frontier Capital Management
                                               Company, LLC
 Jennison Growth Portfolio                     Brighthouse Investment Advisers, LLC
                                               Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio        Brighthouse Investment Advisers, LLC
                                               Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio*       Brighthouse Investment Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 MetLife Mid Cap Stock Index Portfolio         Brighthouse Investment Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio          Brighthouse Investment Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio       Brighthouse Investment Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 MetLife Stock Index Portfolio                 Brighthouse Investment Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 MFS(R) Total Return Portfolio                 Brighthouse Investment Advisers, LLC
                                               Subadviser: Massachusetts Financial Services
                                               Company
 MFS(R) Value Portfolio                        Brighthouse Investment Advisers, LLC
                                               Subadviser: Massachusetts Financial Services
                                               Company
 Neuberger Berman Genesis Portfolio            Brighthouse Investment Advisers, LLC
                                               Subadviser: Neuberger Berman Investment
                                               Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
                                               Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
                                               Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources Portfolio#    Brighthouse Investment Advisers, LLC
                                               Subadviser: Van Eck Associates Corporation

---------------------------


Portfolio                                   Investment Objective                           Investment Adviser/Subadviser
------------------------------------------- ---------------------------------------------- -------------------------------------
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    with preservation of capital.                  Subadviser: Western Asset Management
                                                                                           Company
 Western Asset Management U.S. Government   Seeks to maximize total return consistent      Brighthouse Investment Advisers, LLC
 Portfolio                                  with preservation of capital and maintenance   Subadviser: Western Asset Management
                                            of liquidity.                                  Company


 * If you elect the GMIB Max I and/or the EDB Max I, You must allocate your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GMIB Max I and/or the EDB Max
    I.


 # These Portfolios are only available for investment if certain optional benefits are elected. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Options Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I.")




Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Divisions that are available to You. The BlackRock Ultra-Short Term Bond Division is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB. The Brighthouse/Templeton International Bond Division and the VanEck Global Natural Resources Division are only available to those who have elected the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II or the EDB I.




Your investment choices also may be limited because:



- We have restricted the available Divisions.


- Some of the Divisions are not approved in your state.




Investment Choices Which Are Fund of Funds



Each of the following portfolios available within Brighthouse Trust I and Brighthouse Trust II is a "fund of funds":



American Funds(R) Balanced Allocation Portfolio

American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio


SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio




"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the

                                                    ---------------------------


underlying portfolios or underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying portfolios are available under the Contract.




Investment Allocation Restrictions For Certain Optional Benefits


Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max
   I and the EDB Max I


If You elect the GMIB Max I and/or the EDB Max I, You may allocate your purchase payments and Account Value among the following investment choices:



(a)        AB Global Dynamic Allocation Division


(b)        AQR Global Risk Balanced Division


(c)        BlackRock Global Tactical Strategies Division


(d)        Brighthouse Balanced Plus Division


(e)        Invesco Balanced-Risk Allocation Division


(f)        JPMorgan Global Active Allocation Division


(g)        MetLife Multi-Index Targeted Risk Division


(h)        PanAgora Global Diversified Risk Division


(i)        Schroders Global Multi-Asset Division



In addition, You may allocate purchase payments and Account Value to the MetLife Aggregate Bond Index Division and the Fidelity Institutional Asset Management(R) Government Income Division. You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Division. No other investment choices are available with the GMIB Max I and/or the EDB Max I.



The investment choices listed above (other than the MetLife Aggregate Bond Index Division and the Fidelity Institutional Asset Management(R) Government Income Division) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and the EDB Max I. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and the EDB Max I are not selected may offer the potential for higher returns. Before You select the GMIB Max I or the EDB Max I, You and your financial representative should carefully consider whether the investment choices available with the GMIB Max I and the EDB Max I meet your investment objectives and risk tolerance. See "Additional Information" below for information about investment portfolios that employ a managed volatility strategy.

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You may also allocate purchase payments to the Enhanced Dollar Cost Averaging
("EDCA") program, provided that your destination investment choices are one or more of the investment choices listed above. If You elect the GMIB Max I and/or the EDB Max I, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.




RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER OPTIONAL BENEFIT TERMINATES. If the GMIB Max I optional benefit terminates, or the EDB Max I optional benefit terminates, or if You elected both the GMIB Max I and the EDB Max I optional benefits and they both terminate, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Divisions, but not to the Fixed Account. However, if You elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply. (For information on the termination of the GMIB Max I and EDB Max I optional benefits, see the description of the GMIB Max I in the "Living Benefits -- Guaranteed Income Benefits" section and the description of the EDB Max I in the "The Enhanced Death Benefits" section.)




RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent purchase payments for the GMIB Max I and EDB Max I. As of the date of this prospectus, only contracts issued with the GMIB Max I or the GMIB Max I and EDB Max I during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent purchase payments.




Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing Contracts with the GMIB Max I to make subsequent purchase payments if: (a) the GMIB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I offered to new customers (for example, if we change the GMIB Max I charge; see your Contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing Contracts with the EDB Max I to make subsequent purchase payments if: (a) the EDB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I offered to new customers (see your Contract schedule for a list of the changes). We will notify Owners of Contracts with the GMIB Max I and/or the EDB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."




Current Restrictions on Subsequent Purchase Payments.



  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on February 24, 2012. However, we will accept a subsequent purchase payment




36

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                                                    ---------------------------


     received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on February 24, 2012.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX I RIDER
TERMINATES. If the GMIB Max I rider terminates (see "Living
Benefits -- Guaranteed Income Benefits -- Terminating the GMIB Max I"), or if You elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if You elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.



INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect GMIB Max I or EDB Max I and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division during the free look period. After the free look expires, your Account Value will automatically be transferred to available investment choices based on the allocation instructions You have given us. If you allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look period, we will give you back your purchase payments. If You do not allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the purchase payments made to the Contract.




Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I



If You elect the LWG II, the GMIB Plus III, the GMIB Plus II, the EDB II, or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the -dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See "Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies" in this section and the charts titled "Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs" and "Optional Automated Investment Strategies".)




(A) You must allocate:



  o 100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Division, American Funds(R) Balanced Allocation Division, American Funds(R) Moderate Allocation Division, AQR Global Risk Balanced Division, BlackRock Global Tactical Strategies Division, Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk Allocation Division, JPMorgan Global Active Allocation Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Schroders Global Multi-Asset Division, SSGA Growth and Income ETF Division, and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available). (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs.)



     OR



(B) You must allocate:

---------------------------


  o at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available);



     o up to 70% of purchase payments or Account Value to Platform 2 investment choices;


     o up to 15% of purchase payments or Account Value to Platform 3 investment choices; and


     o up to 15% of purchase payments or Account Value to Platform 4 investment choices.



Subsequent Purchase Payments


Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Value will be immediately allocated according to the most recently provided allocation instructions.



EXAMPLE:


Your Account Value is $100,000 and You have allocated 70% to the American Funds(R) Growth Division and 30% to the PIMCO Total Return Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Division. As a result, your entire Account Value of $105,000 will then be reallocated to the BlackRock Bond Income Division.




The investment choices in each platform are as follows:



 Platform 1
-------------
              BlackRock Bond Income
              Brighthouse/Franklin Low
              Duration Total Return
              JPMorgan Core Bond
              MetLife Aggregate Bond Index
              PIMCO Inflation Protected Bond
              PIMCO Total Return
              Fidelity Institutional Asset
              Management(R) Government Income
              Western Asset Management U.S.
              Government
 Platform 2
-------------
              AB Global Dynamic Allocation          Jennison Growth
              Multi-Asset Plus                      JPMorgan Global Active
              American Funds(R) Growth              Allocation
              American Funds Growth-Income          Loomis Sayles Global Markets
              AQR Global Risk Balanced              MetLife MSCI EAFE(R) Index
                                                    MetLife Multi-Index Targeted
                                                    Risk
              Baillie Gifford International Stock   MetLife Stock Index
              BlackRock Capital Appreciation        MFS(R) Research International
              BlackRock Global Tactical             MFS(R) Total Return
              Strategies


                                                    ---------------------------



              Brighthouse Asset Allocation 100   MFS(R) Value
              Brighthouse Balanced Plus          Oppenheimer Global Equity
              Brighthouse/Wellington Core        PanAgora Global Diversified Risk
              Equity Opportunities
              Brighthouse/Wellington Large       Schroders Global Multi-Asset
              Cap Research
              ClearBridge Aggressive Growth      T. Rowe Price Large Cap Growth
              Harris Oakmark International       Western Asset Management
                                                 Strategic Bond Opportunities
              Invesco Balanced-Risk Allocation
 Platform 3
------------------------------------------------
              Brighthouse/Artisan Mid Cap
              Value
              Frontier Mid Cap Growth
              Victory Sycamore Mid Cap Value
              MetLife Mid Cap Stock Index
              Morgan Stanley Mid Cap Growth
              T. Rowe Price Mid Cap Growth
 Platform 4
-------------
              American Funds Global Small
              Capitalization
              Brighthouse/Aberdeen Emerging
              Markets Equity
              Brighthouse/Dimensional
              International Small Company
              Brighthouse/Eaton Vance Floating
              Rate
              Brighthouse/Templeton
              International Bond
              Clarion Global Real Estate
              Invesco Small Cap Growth
              JPMorgan Small Cap Value
              Loomis Sayles Small Cap Core
              MetLife Russell 2000(R) Index
              Neuberger Berman Genesis
              T. Rowe Price Small Cap Growth
              VanEck Global Natural Resources




Contracts for which applications and necessary information were received at your Administrative Office in Good Order, before the close of the Exchange on May 1, 2009, the following Divisions are also available under Option (A):
American Funds(R) Growth Allocation Division, Brighthouse Asset Allocation 80 Division and SSGA Growth ETF Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at

---------------------------


least 15% of purchase payments or Account Value to Platform 1 investment choices and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available) and You may allocate up to 85% of purchase payments or Account Value to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).




Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II



Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II.




You still will be permitted to transfer your Account Value among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.




We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "When We Can Cancel your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.




In addition, for Traditional IRA and Roth IRA Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax qualified plan or tax-qualified investment.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AND GMIB PLUS III AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:


1) You elected only the GMIB Plus II rider, and it terminates (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus II");


2) You elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus II" and "Death Benefit -- Description of EDB I");


3) You elected only the GMIB Plus III rider, and it terminates (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or


4) You elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus III -- Terminating the GMIB Plus III Rider" and "Death
   Benefit -- Optional Death Benefit-EDB II -- Terminating the EDB II Rider").




However, if You elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if You elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.




If your Contract was issued in one of the following states, this restriction -on subsequent purchase payments does NOT apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Pennsylvania, Texas, Utah, or Washington.

                                                    ---------------------------


OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM, OPTIONAL DOLLAR COST AVERAGING PROGRAMS AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, all transfers from the Enhanced Dollar Cost Averaging Program or Fixed Account Value must be allocated to the same Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).




Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.



We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Value that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Value. We will provide You with prior written notice of any changes in classification of investment choices. See "Additional Information" below for information about Portfolios that employ a managed volatility strategy.



REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.



CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer, Equity Generator transfer, Allocator transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.



TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

---------------------------

ADDITIONAL INFORMATION. -The Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Contracts. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) are made available only through various insurance company annuities and life insurance policies.



Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.



The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R).



The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):



(a) AB Global Dynamic Allocation Portfolio



(b) AQR Global Risk Balanced Portfolio



(c) BlackRock Global Tactical Strategies Portfolio



(d) Brighthouse Balanced Plus Portfolio



(e) Invesco Balanced-Risk Allocation Portfolio



(f) JPMorgan Global Active Allocation Portfolio



(g) MetLife Multi-Index Targeted Risk Portfolio



(h) PanAgora Global Diversified Risk Portfolio



(i) Schroders Global Multi-Asset Portfolio




Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in a Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation

                                                    ---------------------------

in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Portfolios may offer the potential for higher returns.



If You elect certain optional riders, You will be subject to investment allocation restrictions that include these Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to You. Please see the Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.




CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.



On August 4, 2017, Metlife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where Metlife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Trust I and Brighthouse Trust II. We and our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Trust I and Brighthouse Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Trust I and Brighthouse Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Trust I and Brighthouse Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.

---------------------------


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Contracts." Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.




PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.



We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolio You have chosen.


44

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                                                    ---------------------------

THE ANNUITY CONTRACT


This Prospectus describes the following Contracts under which You can accumulate money:


     -  Non-Qualified



     -  Traditional IRAs (Individual Retirement Annuities)



     -  Roth IRAs (Roth Individual Retirement Annuities)


Optional Automated Investment Strategies, Optional Dollar Cost Averaging and

Optional Enhanced Dollar Cost Averaging Programs


T here are two optional automated investment strategies, -two optional dollar
cost averaging programs (the   Equity Generator and the Allocator), and an
optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and programs to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and programs were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The following restrictions apply:


  o The Enhanced Dollar Cost Averaging Program is not available to the B Plus and the C Class Contracts or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities.


  o The Equity Generator(R) and the Allocator dollar cost averaging programs are not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. The Equity Generator and the Allocator dollar cost averaging programs are not available with the GMIB Max I or the EDB Max I.


  o The Index Selector(R) is not available if You choose the Option (B) Investment Allocation Restrictions. The Moderate to Aggressive and Aggressive Models are not available with the EDB II, EDB I, the GMIB Plus III, the GMIB Plus II or the LWG II. The Index Selector is not available if You choose the GMIB Max I or the EDB Max I.


     o Quarterly rebalancing is automatic if You choose the Option (B) Investment Allocation Restrictions.


     o You may only have one of the Index Selector, Equity Generator or Allocator in effect at any time.


  o You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector or Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator or the Allocator.



These features are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time.



Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs


If You make a subsequent purchase payment while a dollar cost averaging program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to the dollar cost averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously

---------------------------


provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Divisions You selected under the dollar cost averaging program or the Enhanced Dollar Cost Averaging program. Any purchase payments received after the dollar cost averaging program or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments."



THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any Division(s), based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



THE ALLOCATORSM: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Fixed Account Value is exhausted, this strategy is automatically discontinued.



ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Divisions You choose, unless your destination Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.




If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

                                                    ---------------------------


If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the Enhanced Dollar Cost Averaging program unless You have instructed us otherwise. We may impose minimum purchase payments and other restrictions to utilize this program.




                                    EXAMPLE:




                                                                                                           Amount
                                                                                                      Transferred from
                                                                                      EDCA 6-Month       EDCA Fixed
                                                                                        Program      Account to Selected
                                                                Date      Amount     Interest Rate       Division(s)
                                                               ------ ------------- --------------- --------------------
      Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
   A  Program Initial Purchase Payment                          5/1    $ 12,000*    3.00%             $   2,000*
   B                                                            6/1                                   $   2,000
   C                                                            7/1                                   $   2,000
      EDCA 6-Month Program
   D  Subsequent Purchase Payment                               8/1    $ 18,000**   3.00%             $   5,000**
   E                                                            9/1                                   $   5,000
   F                                                           10/1                                   $   5,000
   G                                                           11/1                                   $   5,000
   H                                                           12/1                                  $ 4,173.97



  *   $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.


  **   Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.



The example is hypothetical and is not based upon actual previous or current rates.



The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.



Upon notice of death, your participation in any dollar cost averaging program is terminated.



Optional Automated Investment Strategies



THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Account, if available, on an annual, semi-annual, quarterly or monthly frequency. Each month (as applicable, based on the frequency You select), on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on

---------------------------

a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Value (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.




THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account -Value is divided among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index, MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division where the Fixed Account is not available). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division) is brought back to the selected model percentage by transferring amounts among the Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.



You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Divisions are those in the Index Selector model You have selected.



If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to a Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.




We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.



The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.



You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.



The charts below summarize the availability of the Dollar Cost Averaging and Enhanced Dollar Cost Averaging programs and the automated investment strategies:



Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs

                                                    ---------------------------



                                                    B Class   B Plus Class   C Class   L Class   R Class
You may choose one:                                --------- -------------- --------- --------- --------
   Equity Generator                                   Yes          Yes          No       Yes       Yes
   Allocator                                          Yes          Yes          No       Yes       Yes
   Not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. Not available
   with the GMIB Max I or the EDB Max I.
   EDCA                                               Yes          No           No       Yes       Yes
   Not available to the B Plus and the C Class Contracts. May not be used with purchase payments consisting of money from other variable
   annuities issued by MetLife or its affiliates. Restrictions apply to destination Divisions with any living benefit (except for the GMIB II and the
   Enhanced GWB), an EDB and the Index Selector.



     Optional Automated Investment Strategies



                                                    B Class   B Plus Class   C Class   L Class   R Class
You may choose one:                                --------- -------------- --------- --------- --------
   Rebalancer                                         Yes          Yes         Yes       Yes       Yes
   Automatic if You choose Option (B) Investment Allocation Restrictions.
   Index Selector                                     Yes          Yes         Yes       Yes       Yes
   Not available if You choose Option (B) of the Investment Allocation Restrictions. The Moderate to
Aggressive and Aggressive Models are not
   available with the EDB II, the EDB I, the GMIB Plus III, the GMIB Plus II or the LWG II. Not available with the GMIB Max I or the EDB Max I.


We will terminate all transactions under any automatic investment strategy upon notification of your death.




Purchase Payments



W e reserve the right to reject any purchase payment.


A purchase payment is the money You give us to invest in the Contract. The initial purchase payment is due on the date the Contract is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.



GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.


- The B Class -and R Class minimum initial purchase payment is $5,000 for the Non-Qualified Contract.


- The B Class and R Class minimum initial purchase payment is $2,000 for the Traditional IRA and Roth IRA Contracts.


- The minimum initial purchase payment through debit authorization for the B Class -and R Class Non-Qualified Contract is $500.


- The minimum initial purchase payment through debit authorization for the B Class -and R Class Traditional IRA and Roth IRA is $100.


- The B Plus Class Contract minimum initial purchase payment $10,000.

---------------------------

- The C Class and L Class minimum initial purchase payment is $25,000.


- We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.


- If You are purchasing the Contract as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


- You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.


- The minimum subsequent purchase payment for all Contracts is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.


- We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.


- We will issue the B, C, -L or R Class Contract to You before your 86th birthday. We will issue the B Plus Class Contract to You before your 81st birthday. We will accept your purchase payments until the oldest Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) reaches age 91.



The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:



                                     B Class                 B Plus Class
                     -------------------------------------- --------------
   Initial purchase  $  5,000                               $10,000
   payment                         ($2,000:
                         Traditional IRA and Roth IRA)
   Subsequent        $    500                               $   500
   purchase
   payment
                      (or any amount we are required to accept under
                              applicable tax law)
   Debit Authorizations
  Initial            $    500                               $10,000
                     ($100: Traditional IRA and Roth IRA)

  Subsequent         $    100                               $   100

                      (or any amount we are required to accept under
                              applicable tax law)



                      C Class   L Class                  R Class
                     --------- --------- ---------------------------------------
   Initial purchase  $25,000   $25,000   $  5,000
   payment                                             ($2,000:
                                             Traditional IRA and Roth IRA)
   Subsequent        $   500   $   500   $    500
   purchase
   payment

   Debit Authorizations
  Initial            $25,000   $25,000   $    500
                                         ($100: Traditional IRA and Roth IRA)

  Subsequent         $   100   $   100   $    100




RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.


     o Purchase payments may be limited by Federal tax laws or regulatory requirements.


     o The maximum total purchase payments for the Contract is $1,000,000, without prior approval from us.

                                                    ---------------------------

  o We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Fixed Account Value and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


  o We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.


  o Certain optional benefits have current and potential restrictions on subsequent purchase payments that are described in more detail. For more information, see these subsections: "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" and "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II."



Allocation of Purchase Payments



You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, the Dollar Cost Averaging (DCA) Program, if available, and the Divisions. If You make a subsequent purchase payment while a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same Divisions You selected under the Enhanced Dollar Cost Averaging program or Dollar Cost Averaging program. (See "The Annuity
Contract -- Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.




Debit Authorizations


You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.



The Value of Your Investment




A ccumulation Units are credited to You when You make purchase payments or
transfers into a Division. When    You withdraw or transfer money from a
Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for an EDB or any of the optional Living Benefits), Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

---------------------------


This is how we calculate the Accumulation Unit Value for each Division:



- First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Contract You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and


- Finally, we multiply the previous Accumulation Unit Value by this result.



     Examples

     Calculating the Number of Accumulation Units



     Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.





$500
------ =   50 Accumulation Units
$10



     Calculating the Accumulation Unit Value


     Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


     However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value



Transfer Privilege




Y ou may make tax-free transfers among Divisions or between the Divisions and
the Fixed Account, if available.    Each transfer must be at least $500 or, if
less, your entire balance in a Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:



- The percentage or dollar amount of the transfer;



- The Divisions (or Fixed Account) from which You want the money to be transferred;


- The Divisions (or Fixed Account) to which You want the money to be transferred; and



- Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



We reserve the right to restrict transfers to the Fixed Account (if otherwise available) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Fixed Account Value is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000).

                                                    ---------------------------

Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB Max I, the EDB II, the EDB I, the GMIB Max I, the GMIB Plus III, the GMIB Plus II or the LWG II.



We also may be required to suspend the right to transfers in certain circumstances (see "Valuation -- Suspension of Payments").



Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.



Restrictions on Transfers


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).




We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (i.e., American Funds Global Small Capitalization, Baillie Gifford International Stock, Brighthouse/Aberdeen Emerging Markets Equity, Brighthouse/Dimensional International Small Company, Brighthouse/Eaton Vance Floating Rate, Brighthouse/Templeton International Bond, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, JPMorgan Small Cap Value, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index, MFS(R) Research International, Neuberger Berman Genesis, Oppenheimer Global Equity, T. Rowe Price Small Cap Growth, VanEck Global Natural Resources, and Western Asset Management Strategic Bond Opportunities Divisions -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account -Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.




As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are

---------------------------

required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/ reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures



54

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                                                    ---------------------------

because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



Access To Your Money



Y ou may withdraw either all or part of your Account Value from the Contract.
Other than those made through    the Systematic Withdrawal Program, withdrawals
must be at least $500 or the Account Value, if less. If any withdrawal would decrease your Account Value below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:


- The percentage or dollar amount of the withdrawal; and



- The Divisions (or Fixed Account and Enhanced Dollar Cost Averaging Program) from which You want the money to be withdrawn.




You may establish a withdrawal plan under which You can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Tax Considerations.")



Your withdrawal may be subject to Withdrawal Charges.



Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.



                                                                              55

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We will pay the amount of any withdrawal from the Separate Account within 7 days of when we receive the request in Good Order unless a suspension or deferral of payments provision is in effect (see "General
Information -- Valuation - --  Suspension of Payments").



We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.




We have to receive Your withdrawal request in Your Administrative Office prior to the annuity date or Contract Owner's death; -provided, -however, that You
                                                --------   -------
may submit a written withdrawal request any time prior to the annuity date that indicates that the withdrawal should be processed as of the annuity date. - Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit Value calculated as of, the annuity date. Your request must be received at Your Administrative Office -on or before the annuity date.




Systematic Withdrawal Program


Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive under a pay-out option.




If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Divisions in which You then have money.




SELECTING A PAYMENT DATE: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).




You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at your Administrative Office. We will also terminate your participation in the program upon notification of your death.




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Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Contract.



Minimum Distributions


In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.



Charges




There are two types of charges You pay while You have money in a Division:



- Separate Account charge, and


- Investment-related charge.




We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges. The Separate Account charges You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Contract.




Separate Account Charge


Each class of the Contract has a different annual Separate Account charge that is expressed as a percentage of the average Account Value. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Value. This charge also includes the risk that our expenses in administering the Contracts may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.




The chart below summarizes the Separate Account charge for each class of the Contract along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase ("annuitization") of the Contract.




                           SEPARATE ACCOUNT CHARGES1



                                                    B CLASS   B PLUS CLASS2   C CLASS   L CLASS    R CLASS
                                                   --------- --------------- --------- --------- ----------
   Separate Account charge with Standard Death     1.25%     1.80%           1.65%     1.50%     1.15%
     Benefit3.....................................
     Optional Annual Step-Up Death Benefit........ 0.20%     0.20%           0.20%     0.20%     0.20%

     Optional Earnings Preservation Benefit4......  .25%      .25%            .25%      .25%      .25%


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  1   We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Divisions. We reserve the right to impose an additional Separate Account charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Divisions.



  2 The Separate Account charge for the B Plus Class will be reduced by 0.55% after You have held the Contract for nine years.


  3   The Separate Account charge includes the Standard Death Benefit.


  4 The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit.



Investment-Related Charge



This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Divisions You select. Each class of shares available to the Contracts has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in Brighthouse Trust I and Brighthouse Trust II is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios of Brighthouse Trust I, which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. The investment-related charge for each Portfolio for the previous year are listed in the "Table of Expenses."




Annual Contract Fee




T here is a $30 Annual Contract Fee. This fee is waived if your Account Value
is at least $50,000. It is deducted   on a pro-rata basis from the Divisions on
the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Value, the entire fee will be deducted at the time of a total withdrawal of your Account Value. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.




Transfer Fee



We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.




Optional Enhanced Death Benefits



The EDB Max I and the EDB II are each available for an additional charge of 0.60% for issue ages 69 or Younger and 1.15% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from Your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Value. If You elect an Optional Step-Up we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the




58

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                                                    ---------------------------

maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts issued from May 4, 2009, through July 16, 2010, the charge for the EDB I is 0.75% of the Death Benefit Base for issue ages 0-69 and 0.95% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before May 1, 2009, the charge for the EDB I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75 and, if You elect both the GMIB Plus II and the EDB I, the percentage charge for the EDB I is reduced by 0.05%. If you elected both the GMIB Plus II rider and the EDB I rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.




If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro-rata portion of the EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB optional benefit is terminated because the Contract is terminated, the death benefit amount is determined or your Account Value is not sufficient to pay the optional benefit charge, no EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.




Optional Guaranteed Minimum Income Benefits



The GMIB Max I, the GMIB Plus III, the GMIB Plus II and the GMIB II are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Value.



If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment.




If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:


  o the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);


  o because it is the 30th day following the Contract Anniversary prior to your 86th birthday (for GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III or GMIB Max I); or


  o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus II, GMIB Plus III and GMIB Max I).



                                                                              59

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If You elect an Optional Step-Up we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. (See below for certain versions of the GMIB Plus II optional benefit for which We are currently increasing the optional benefit charge upon an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)



For the GMIB Max I and the GMIB Plus III the charge is 1.00% of the guaranteed minimum income base. (For New York State only: For Contracts issued before May 1, 2011, the GMIB Plus III charge is 0.95% of the guaranteed minimum income base.)



For GMIB Plus II Contracts issued on or before February 23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. For GMIB Plus II Contracts issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the optional step-up occurs.



(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the optional step-up occurs.)



The GMIB II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above.



Optional Guaranteed Withdrawal Benefits



The LWG II is available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary, after applying any applicable Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Value. The LWG II is available for an additional charge of 1.25% for the Single Life Version and 1.50% for the Joint Life Version. If You elect Automatic Annual Step-Ups, we may increase the LWG II charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Automatic Annual Step-Up charge (1.60% for the Single Life Version or 1.80% for the Joint Life Version) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.




If the LWG II is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.



60

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The Enhanced GWB is available for an additional charge of a percentage of the
Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Value. The charge for the Enhanced GWB is 0.55%. If You elect an Optional Reset, we may increase the Enhanced GWB charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the Optional Reset, but no more than a maximum of 1.00%.




If the Enhanced GWB is in effect, the charge will not continue if your Benefit Base equals zero.



Premium and Other Taxes



S ome jurisdictions tax what are called "annuity considerations." These may
apply to purchase payments,   Account Values and death benefits. In most
jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.



Premium taxes, if applicable, currently depend on the Contract You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments, Account Values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.



We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



Withdrawal Charges




A  Withdrawal Charge may apply if You withdraw purchase payments that were
credited to your Contract.    There are no Withdrawal Charges for the C Class
Contract or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Contracts, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order:

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(1) earnings in your Contract (earnings are equal to your Account Value, less
Purchase Payments not previously withdrawn); (2) the free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Divisions in the same proportion as the withdrawal is being made.




For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.



For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Value that is less than the minimum required.



The Withdrawal Charge on purchase payments withdrawn for each class is as follows:



Number Of Complete Years From Receipt Of Purchase
  Payment                                          B Class   B Plus Class   C Class   L Class   R Class
    0............................................. 7%        8%             None      7%        8%
    1............................................. 6%        8%                       6%        8%
    2............................................. 6%        7%                       5%        7%
    3............................................. 5%        6%                       0%        6%
    4............................................. 4%        5%                       0%        5%
    5............................................. 3%        4%                       0%        4%
    6............................................. 2%        3%                       0%        3%
    7............................................. 0%        2%                       0%        2%
    8............................................. 0%        1%                       0%        1%
    9 and thereafter.............................. 0%        0%                       0%        0%


The Withdrawal Charge reimburses us for our costs in selling the Contracts. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Contracts which exceed the amount of Withdrawal Charges we collect.




FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.




DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum

                                                    ---------------------------

amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.



When No Withdrawal Charge Applies


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.



You do not pay a Withdrawal Charge:


- If You have a C Class Contract.



- On transfers You make within your Contract among the Divisions and transfers to or from the Fixed Account.



- On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, nine Contract Years ago for the B Plus Class, three Contract Years ago for the L Class, and nine Contract Years ago for the R Class.


- If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.



- If You die during the pay-in phase. your Beneficiary will receive the full death benefit without deduction.




- If your Contract permits and your spouse is substituted as the Owner of the Contract and continues the Contract, that portion of the Account Value that is equal to the "step-up" portion of the death benefit.


- If You withdraw only your earnings from the Divisions.



- During the first Contract Year, if You are in the Systematic Withdrawal Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.


- After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.


- If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Contract. For purposes of this exception, we assume that the Contract is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values. This exception does not apply if You have a Non-Qualified or Roth IRA Contract.


- If You accept an amendment converting your Traditional IRA Contract to a Roth IRA Contract.


- If You properly "recharacterize" as permitted under Federal tax law your Traditional IRA Contract or a Roth IRA Contract using the same Contract.


- This Contract feature is only available if You are less than 86 years old on the Contract issue date. After the first Contract Year, -if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:


     o Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or

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     o  Is diagnosed with a terminal illness and not expected to live more than
        12 months (24 months in the state of Massachusetts).


- This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, -if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.


- If You have transferred money which is not subject to a Withdrawal Charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Contract, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.


- Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or its affiliated companies and we agree.



GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.



Free Look




Y ou may cancel your Contract within a certain time period. This is known as a
"free look." We must receive    your request to cancel in writing by the
appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." your exercise of any "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Value, the refunded amount will include any investment performance attributable to the 6% credit. If there are any losses from investment performance attributable to the 6% credit, we will bear that loss.




Death Benefit -  Generally



O ne of the insurance guarantees we provide You under your Contract is that
your Beneficiaries will be    protected during the "pay-in" phase against
market downturns. You name your Beneficiary(ies). This guarantee terminates at the end of the "pay-in" phase. There is no death benefit during the income or "pay-out" phase, however, depending on the income payment type You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary (see "Pay-Out Options (or Income Options)" for more information).



If You intend to purchase the Contract for use with a Traditional IRA or Roth IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.



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The Standard Death Benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the EDB Max I, the EDB II, the EDB I and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and optional benefits for the specific provisions applicable to You. You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit. You may not elect the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with an Enhanced Death Benefit (EDB Max I, EDB II or EDB I). The Earnings Preservation Benefit could be elected with the EDB II in Contracts issued before May 1, 2011, and with the EDB I.



The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.




The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.




If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program -and other dollar cost averaging programs, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.




Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. -There is no additional death benefit guarantee.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.




Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Contract. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.




If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are Joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.




                                                                              65

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If You are a natural person and You change ownership of the Contract to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Value on the date of the change in Contract Owner.




SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the Owner of the Contract and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be adjusted to equal the death benefit. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Contract would be subject to applicable Withdrawal Charges except for that portion of the Account Value that is equal to the "step-up" portion of the death benefit.




If the spouse continues the Contract, the second death benefit payable upon the death of the spouse is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Value which has been adjusted to include the death benefit on the date the spouse continues the Contract. If the Contract includes a GMIB optional benefit or both the GMIB and an EDB optional benefit, the Annual Increase Amount for the GMIB optional benefit or both the GMIB and EDB optional benefits is also reset to the Account Value -which has been adjusted to include the death benefit on the date the spouse continues the Contract.



Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.




Any reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-SPOUSAL BENEFICIARIES. While the Code permits your designated non-spousal beneficiary to "stretch" distribution of payments over his or her life or life expectancy, this option may not be available at MetLife. Your beneficiary should consult with her or her own independent tax advisor to discuss alternate options for stretching death benefit payments.




TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. Your financial representative can tell You the current and minimum interest rates that apply.



66

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                                                    ---------------------------

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



EDB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase an EDB.



Standard Death Benefit


The Standard Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.



If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:


1. Your Account Value; or


2. Total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or


3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);


  o  On each fifth Contract Anniversary before your 81st birthday, compare the
     (1) then-Highest Anniversary Value to the (2) current Account Value and
     (3) total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



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For purposes of determining the Highest Anniversary Value as of the applicable
Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value before the withdrawal.



                                    EXAMPLE:




                                                                Date                        Amount
                                                  ------------------------------- --------------------------
   A  Initial purchase payment                              10/1/2017             $100,000
                                                            10/1/2018
   B  Account Value                                (First Contract Anniversary)   $104,000
                                                                                  $104,000
   C  Death Benefit                                      As of 10/1/2018          (= greater of A and B)
                                                            10/1/2019
   D  Account Value                               (Second Contract Anniversary)   $ 90,000
                                                                                  $100,000
   E  Death Benefit                                         10/1/2019             (= greater of A and D)
   F  Withdrawal                                            10/2/2019             $  9,000
                                                                                            10%
   G  Percentage Reduction in Account Value                 10/2/2019             (= F/D)
                                                                                  $ 81,000
   H  Account Value after Withdrawal                        10/2/2019             (= D-F)
                                                                                  $ 90,000
   I  Purchase Payments reduced for Withdrawal           As of 10/2/2019          (= A-(A - G))
                                                                                  $ 90,000
   J  Death Benefit                                         10/2/2019             (= greater of H and I)
   K  Account Value                                         10/1/2022             $125,000
                                                         As of 10/1/2022          $125,000
   L  Death Benefit (Highest Anniversary Value)        (Fifth Anniversary)        (= greater of I and K)
   M  Account Value                                         10/2/2022             $110,000
                                                                                  $125,000
   N  Death Benefit                                      As of 10/2/2022          (= greatest of I, L, M)



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.




Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.



68

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                                                    ---------------------------

Optional Death Benefits



Annual Step-Up Death Benefit



T he Annual Step-Up Death Benefit is designed to provide protection against
adverse investment experience. In   general, it guarantees that the death
benefit will not be less than the greater of (1) your Account Value; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.



You could have purchased at application a death benefit that provides that the death benefit amount is equal to the greater of:


1. The Account Value; or


2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Value and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value immediately before the withdrawal.



You could not have purchased this benefit if You were 78 years of age or older.


                                                                              69

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The Annual Step-Up Death Benefit was available for an additional charge of
0.20% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:




                                                                        Date                        Amount
                                                          ------------------------------- -------------------------
   A  Initial purchase payment                                      10/1/2017             $100,000
                                                                    10/1/2018
   B  Account Value                                        (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C  Death Benefit (Highest Anniversary Value)                  As of 10/1/2018          (= greater of A and B)
                                                                    10/1/2019
   D  Account Value                                       (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E  Death Benefit (Highest Contract Year Anniversary)             10/1/2019             (= greater of B and D)
   F  Withdrawal                                                    10/2/2019             $  9,000
                                                                                                    10%
   G  Percentage Reduction in Account Value                         10/2/2019             (= F/D)
                                                                                          $ 81,000
   H  Account Value after Withdrawal                                10/2/2019             (= D-F)
                                                                                          $ 93,600
   I  Highest Anniversary Value reduced for Withdrawal           As of 10/2/2019          (= E-(E - G))
                                                                                          $ 93,600
   J  Death Benefit                                                 10/2/2019             (= greater of H and I)



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.




The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.




Enhanced Death Benefits


EDB Max I


The EDB Max I is no longer available for purchase. The EDB Max I was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and you either (a) had not elected any living benefit or (b) had elected the GMIB Max I. If You select the EDB Max I, You may not select the Earnings Preservation Benefit. The EDB Max I is not available with a B Plus Class or C Class Contract in Washington or New York State. The Enhanced Death Benefit ("EDB") optional benefits are referred to in your Contract and optional benefit as the "Guaranteed Minimum Death Benefit" or "GMDB".



70

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                                                    ---------------------------

DESCRIPTION OF THE EDB MAX I



If You select the EDB Max I, the amount of the death benefit will be the greater of:


(1)   The Account Value; or


(2)   The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.



The Death Benefit Base is the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal -(including any applicable Withdrawal Charge). The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


  (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


     (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


     (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is the greater of:


(a)        6%; or


(b)        the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.


The required minimum distribution rate equals the greater of:


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


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(1)   the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


(2a) if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of the EDB Max I.)



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB Max I" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% (item
(a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the EDB.



After the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b)(1) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or to the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total

                                                    ---------------------------

  withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a), immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate -or the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB MAX I CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.




An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Max I optional benefit and the EDB Max I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.




You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which Optional Step-Up may otherwise occur. Otherwise, it will remain in



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effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)




We must receive your request to exercise the Optional Step-Up in writing, -at your Administrative Office, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


  (1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and


  (2) may reset the EDB Max I charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You -choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the Optional Step-Up for purposes of determining the Annual Increase Amount after the Optional Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE EDB MAX I. For a detailed description of the EDB Max I investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



If You elect the EDB Max I, You may not participate in any dollar cost averaging program. However, You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.




If You elect the EDB Max I, You must allocate 100% of your Purchase Payments and Account Value among the Investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" and You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Division.



The investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the EDB Max
I. For




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example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment choices that are available if the EDB Max I is not selected may offer the potential for higher returns. Before You select the EDB Max I, You and your sales representative should carefully consider whether the investment choices available with EDB Max I meet your investment objectives and risk tolerance.




RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE EDB MAX I TERMINATES. If the EDB Max I terminates, the investment allocation restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will no longer apply and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. However, if You elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the future, we may choose not to permit owners of existing Contracts with the EDB Max I to make subsequent purchase payments if: (a) the EDB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I offered to new customers (for example, if we change the EDB Max I charge; see your Contract schedule for a list of the other changes). We will notify Owners of Contracts with EDB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."




CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR THE EDB MAX I.



  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on February 24, 2012.



If we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "General -- When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.




TERMINATING THE EDB MAX I. EDB Max I will terminate upon the earliest of:


  (a) The date You make a total withdrawal of your Account Value (pro rata portion of the annual optional benefit charge will be assessed);



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  (b)        The date there are insufficient funds to deduct the annual optional benefit charge from your Account Value;


  (c) The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);



  (d) A change of the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);



  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g)        Termination of the Contract to which the benefit is attached.



Under our current administrative procedures, we will waive the termination of the EDB Max I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.




THE EDB MAX I AND ANNUITIZATION. Since the Annuity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with EDB Max I, if You annuitize at the latest date permitted, You must elect one of the following options:



(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for the Contract at the time of purchase or the current annuity rates applicable to this class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period -income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Contract.



Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program with the EDB -Max I


For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



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Used with the EDB Max I, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year -with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected the EDB -Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



EDB Max I -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB -Max I. Example (7) shows how required minimum distributions affect the Death Benefit Base when the EDB Max I is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code)


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB -Max I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



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   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------



   Assume the initial purchase payment is $100,000 and the EDB -Max I is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).



(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB -Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------



   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).



(3)   The Highest Anniversary Value


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB -Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



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   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $150,000 and the Highest Anniversary Value is $145,000. The Highest Anniversary Value is set equal to the Account Value ($150,000).


     Determining a death benefit based on the Highest Anniversary Value
     ----------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Value is $140,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($140,000), the Death Benefit Base will be the death benefit amount.



   The above example does not take into account the impact of premium taxes and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.



(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $106,000 to $110,000; and


   (2) The EDB -Max I charge is reset to the fee we charge new Contract Owners for the EDB -Max I at that time.


   The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



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     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


   (2) The EDB -Max I charge is reset to the fee we charge new Contract Owners for the EDB -Max I at that time.


   The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


   (2) The EDB -Max I charge is reset to the fee we charge new Contract Owners for the EDB -Max I at that time.


   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value; and


   (2) The EDB -Max I charge is reset to the fee we charge new Contract Owners for the EDB -Max I at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB -Max I charge remains at its current level.


(7)   Required Minimum Distribution Examples


   The following examples only apply to IRAs and other Contracts subject to
   Section 401(a)(9) of the Code. Assume an IRA contract is issued on September 1, 2014 and the EDB Max I is selected. Assume that on the first Contract Anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the account value is $100,000. On the second Contract Anniversary, the Annual Increase Rate is the greater of:


  (a)        6%;


  (b)        the required minimum distribution rate (as defined below).


     The required minimum distribution rate equals the greater of:


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   the required minimum distribution amount for 2015 ($6,000) or for 2016
   ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);



   (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


   (2b) if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% of the Annual Increase amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


(i)        Withdrawals Through the Automated Required Minimum Distribution
           ---------------------------------------------------------------
           Service
           -------



If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August
2016).Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.



(Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


(ii)       Withdrawals Outside the Automated Required Minimum Distribution
           ---------------------------------------------------------------
           Service
           -------



If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



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(iii)      Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary.Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 6% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 - 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315 ($92,750 increased by 6% per year compounded annually).


(iv)       No Withdrawals
           --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).



EDB II


The EDB II is no longer available for purchase. The EDB II was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and you either (a) had not elected any living benefit or (b) had elected the GMIB Plus III. If You select the EDB II, You may not select the Earnings Preservation Benefit. The EDB II is not available with a B Plus Class or C Class Contract in Washington or New York State. The EDB optional benefits are referred to in your Contract and optional benefit as the "Guaranteed Minimum Death Benefit" or "GMDB".



DESCRIPTION OF THE EDB II



If You select the EDB II, the amount of the death benefit will be the greater of:


(1)   The Account Value; or


(2)   The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.



The Death Benefit Base is the greater of (a) or (b) below:



  (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge). The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal




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     Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.



  (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is the greater of:


  (a)        5%; or


  (b)        the required minimum distribution rate (as defined below).



Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
             of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


(2a) if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under the (i) Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



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On the first Contract Anniversary, "at the beginning of the Contract Year"
means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of the EDB II).




See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB II" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by sum of:
(i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the EDB.




After the Contract Anniversary immediately prior to the Owner's 91st birthday, the Annual Increase Rate is 0%.




WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b) (1) if total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
             (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a), immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



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The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP



On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB II CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.




An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Plus III optional benefit and the EDB II optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)




We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


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  (a)        resets the Annual Increase Amount to the Account Value on the
             Contract Anniversary following the receipt of an Optional Step-Up election; and


  (b) may reset the EDB II charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%), or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.




In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.




On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the Optional Step-Up for purposes of determining the Annual Increase Amount after the Optional Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the Optional Step-Up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE EDB II. For a detailed description of the EDB II investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I."



If You elect the EDB II, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



TERMINATING THE EDB II. The EDB II will terminate upon the earliest of:


  (a) The date You make a total withdrawal of your Account Value (pro rata portion of the annual optional benefit charge will be assessed);


  (b) The date there are insufficient funds to deduct the annual optional benefit charge from your Account Value;


  (c) The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);



  (d) A change of the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);



  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);



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                                                    ---------------------------

  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g)        Termination of the Contract to which the benefit is attached.




Under our current administrative procedures, we will waive the termination of the EDB II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.




EDB II AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract issue. You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with EDB II, if You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for this Contract at the time of purchase or the current annuity rates applicable to this class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10 Year Guarantee Period income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Contract.



Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB II


For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the EDB II, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% that need to be withdrawn to fulfill minimum distribution



                                                                              87

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---------------------------

requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected EDB II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



EDB II -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB II. Example (7) shows how required minimum distributions affect the Death Benefit Base when the EDB II is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code).


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB II is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


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                                                    ---------------------------

     Example
     -------



   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------



   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).



(3)   The Highest Anniversary Value


     Example
     -------



   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


     Determining a death benefit based on the Highest Anniversary Value
     ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4)   Putting It All Together


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     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.



   The above example does not take into account the impact of premium taxes and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.



(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $105,000 to $110,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up



   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


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   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB II charge remains at its current level.


(7)   Required Minimum Distribution Examples



   The following examples only apply to IRAs and other Contracts subject to
   Section 401(a)(9) of the Code. Assume an IRA Contract is issued on September 1, 2014 and the EDB II is selected. Assume that on the first Contract Anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this Contract is $6,000, and the required minimum distribution amount for 2016 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:



  (a)        5%;


  (b)        the required minimum distribution rate (as defined below).


     The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


   (2b) if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to



                                                                              91

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---------------------------

      fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.


   Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015),
   (1) is equal to $7,200 divided by $100,000, or 7.2%.


  (i)        Withdrawals Through the Automated Required Minimum Distribution
             ---------------------------------------------------------------
             Service
             -------


   If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800
   = $100,400.



   Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.



  (ii)       Withdrawals Outside the Automated Required Minimum Distribution
             ---------------------------------------------------------------
             Service
             -------


   If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


   If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  (iii)      Withdrawals in Excess of the Required Minimum Distribution
             ----------------------------------------------------------
             Amounts
             -------


   Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 - 7.25% = $7,250; $100,000 - $7,250 =
   $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



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                                                    ---------------------------

  (iv)       No Withdrawals
             --------------


   If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).



The EDB I



The EDB I is no longer available for purchase. The EDB I was available with Contracts issued on or before July 16, 2010.




The EDB I is identical to EDB II with the following exceptions:



(1) The EDB I death benefit base and withdrawal adjustments are calculated as described above for EDB II except that the annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the death benefit base or the withdrawal adjustments under EDB I.



(2)   The optional benefit charges for the EDB I were different.


(3)   The Earnings Preservation Benefit could be elected with the EDB I.



For Contracts issued based on applications and necessary information received in Good Order at your Administrative Office on or before May 1, 2009, we offered an earlier version of the EDB I that is also no longer available. The earlier version is the same as the EDB I described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Investment Allocation Restrictions For Certain Optional Benefits"); and (c) different optional benefit charges apply.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



Earnings Preservation Benefit


You could have purchased this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay. If You select the Earnings Preservation Benefit, You may not select the EDB Max I or EDB II. (The Earnings Preservation Benefit may be elected with the EDB II in Contracts issued before May 1, 2011 and with the EDB I.)



This benefit provides that an additional death benefit is payable equal to:



The difference between


1. Your death benefit (either the standard death benefit or an optional death benefit for which You pay an additional charge); and



                                                                              93

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2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or



On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:


1. The difference between


  a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.


2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:



Purchase Age                                    Percentage
--------------------------------------------   -----------
  Ages 69 or younger                               40%
  Ages 70-77 - - - - - - - - - - -                 25%
  Ages 78 and above                                0%


You could not have purchased this benefit if You were 78 years of age or older.



If the spouse continues the Contract, the spouse can choose one of the following two options:


  o Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.


  o Stop the Earnings Preservation Benefit. Then, the Account Value is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.



If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Value.



If You are a natural person and You change ownership of the Contract to someone other than your spouse, this benefit is calculated in the same manner except
(1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Value on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.




If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are Joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.




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


                                                    ---------------------------

The Earnings Preservation Benefit was available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:




                                            Date            Amount
                                        ----------- ----------------------
  A   Purchase Payments Not Withdrawn   10/1/2017   $100,000
  B   Death Benefit                     10/1/2018   $105,000
                                                    $  2,000
  C   Additional Death Benefit          10/1/2018   (= 40% - (B -  A))
  D   Account Value                     10/1/2019   $ 90,000
  E   Withdrawal                        10/2/2019   $  9,000
                                                    $ 81,000
  F   Account Value after Withdrawal    10/2/2019   (= D -  E)
  G   Purchase Payments Not Withdrawn   10/2/2019   $ 91,000
                                                         (= A -  E,
                                                      because there is
                                                         no gain at
                                                    time of withdrawal)
  H   Death Benefit                     10/2/2019   $ 99,238
                                                    $  3,295
  I   Additional Death Benefit                      (= 40% - (H -  G))



Notes to Example:
-----------------



Purchaser is age 60 at issue.



Any Withdrawal Charge from the Account Value is included when determining the percentage of Account Value withdrawn.




The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.




All amounts are rounded to the nearest dollar.



Living Benefits



OVERVIEW OF LIVING BENEFITS


We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.



We offer two types of living benefits:

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
                 Guaranteed Income                                        Guaranteed Withdrawal
                     Benefits                                                   Benefits
-------------------------------------------------- ------------------------------------------------------------------
 o GMIB Max I                                      o LWG II

 o GMIB Plus III and GMIB Plus II                  o Enhanced GWB

 o GMIB II

  Our guaranteed income benefits are designed to   These optional benefits are designed to guarantee that at least allow You to
  invest your Account Value in the market while    the entire amount of purchase payments You make will be
    at the same time
  assuring a specified guaranteed, level of        returned to You through a series of withdrawals (without
    minimum fixed income
  payments if You elect to annuitize. The fixed    annuitizing), regardless of investment performance, as long as annuity payment
  amount is guaranteed regardless of investment    withdrawals in any Contract Year do not exceed the maximum performance or
  the actual Account Value at the time You elect   amount allowed. With the LWG, You get the same benefits, but in pay-outs. Prior to
  exercising this benefit and annuitizing your     addition, if You make your first withdrawal on or after the date
    Contract, You may
  make withdrawals up to a maximum level           You reach age 59 1/2, You are guaranteed income for your life specified in the
  optional benefit and still maintain the benefit  (and, for states other than New York, the life of your spouse, if
    amount.                                        the Joint Life version was elected and the spouse elects to continue the Contract and is at least age 59 1/2 at spousal continuation), even after the entire amount of purchase
                                                   payments has been returned.



Guaranteed Income Benefits



At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Value during the pay-in phase. However, if applying your actual Account Value at the time You annuitize the Contract to then-current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.




There are four -different versions of the GMIB that have been available with this Contract, GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB II. Please check with your sales representative whether GMIB Max I and/or GMIB Plus III are available in your state. None of the GMIBs are available for sale.



There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.



You may not have this optional benefit and another optional living benefit (LWG or GWB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFITS



INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any

                                                    ---------------------------

Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in Contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of Mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per year. For GMIB Plus III and GMIB Plus II in Contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB II. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). For GMIB Max I, GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If You exercise a GMIB optional benefit, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)



If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.




OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the income base and GMIB income payments.



If Joint Owners are named, the age of the older Joint Owner will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.




TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

---------------------------

GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death -benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service ("IRS") required distribution rules, You may not purchase a GMIB optional benefit.



Description of GMIB Max I


The GMIB Max I is no longer available for purchase. The GMIB Max I is available only for Contract Owners up through age 78 and You can only elect the GMIB Max I at the time You purchase the Contract. The GMIB Max I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner's 91st birthday.



INCOME BASE. The Income Base is -equal to the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



FOR CONTRACTS ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT SHALL NOT EXCEED 275% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 275% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB MAX I (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."



98

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Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is the greater of:


(a)        6%; or


(b)        the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


(2a)  if You enroll only in our automated required minimum distribution
                    ----
      service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated
                      ----
required minimum distribution service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of GMIB Max I Income Base.)



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Max I" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% (item
(a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.



During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or



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(b)        If total withdrawals in a Contract Year are not greater than the
           Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.



In determining the GMIB Max I income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate -on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.




An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Max I optional benefit and the EDB Max I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days




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prior to the Contract Anniversary on which a step-up may otherwise occur.
Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)




We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Max I to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge -beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge(1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.




In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with your administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.




On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.




INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX I. For a detailed description of the GMIB Max I investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I"




If You elect the GMIB Max I, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



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If you elect the GMIB Max I, You must allocate 100% of your Purchase Payments and Account Value among the investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I," and You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Division.


The investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I," (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max
I. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment choices that are available if the GMIB Max I is not selected may offer the potential for higher returns. Before You select the GMIB Max I, You and your sales representative should carefully consider whether the investment choices available with GMIB Max I meet your investment objectives and risk tolerance.


RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE GMIB MAX I OPTIONAL BENEFIT TERMINATES. If the GMIB Max I terminates (see "Terminating the GMIB Max I"), or if You elected both the GMIB Max I and the EDB Max I and both optional benefits terminate, the investment allocation restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will no longer apply and you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" will continue to apply.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future we may choose not to permit Owners of existing Contracts with GMIB Max I to make subsequent purchase payments if: (a) GMIB Max I is no longer available to new customers, or (b) we make certain changes to the terms of GMIB Max I offered to new customers (for example, if we change the GMIB Max I charge; see your Contract schedule for a list of the other changes). We will notify Owners of Contracts with GMIB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."




CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I



  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on February 24, 2012. However, we will accept a subsequent purchase payment




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     received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on February 24, 2012.



If we have imposed restrictions on subsequent purchase payments on your Contract, we will permit you to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "General -- When We Can Cancel your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.




If the GMIB Max I rider terminates (see "Living Benefits -- Guaranteed Income Benefits -- Terminating the GMIB Max I"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.




GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.




By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:



(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option); and



(b) the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.




For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Max I for this feature. -The Guaranteed Principal Option feature is not available in Washington State.




The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue. If You only elected the GMIB Max I, the investment allocation restrictions and subsequent purchase payments restrictions, described above, will no longer



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apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates"). If You elected both the GMIB Max I and the EDB Max I, the EDB Max I investment allocation restrictions and subsequent purchase payments restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB MAX I. If You exercise the GMIB Max I, You must select to receive income payments under one of the following income types:


     (1)   Lifetime Income Annuity with a 5-Year Guarantee Period.



     (2) Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years. (See "Pay-Out Options (or Income Options).") For Contracts issued in New York State only, this income payment type is only available if the youngest Annuitant's attained age is 35 or older.




These options are described in the Contract and the GMIB Max I rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then current annuity purchase rates.



If You exercise the GMIB Max I, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-Out Options (or Income Options).")




IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB -MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT YOU DID NOT USE.




If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.




ENHANCED PAY OUT RATES. (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK
STATE.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max I purchase rates are enhanced under the following circumstances, if:



  (a)        You take no withdrawals prior to age 62;


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  (b)        Your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and



  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;




Then the annual income payments under the GMIB Max I will equal or exceed 5% of the income base (calculated on the date the payments are determined.)




For example if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Max I. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Max I, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.



Alternatively, the GMIB Max I purchase rates are enhanced under the following circumstances, if:


  (a)        You take no withdrawals prior to age 70;



  (b) Your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an income base remaining; and



  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 6% of the income base (calculated on the date the payments are determined).




ENHANCED PAY OUT RATES. (FOR NEW YORK STATE ONLY.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max I purchase rates are enhanced under either of the following circumstances, if:



  (a)        the Contract was issued on or after age 59;


  (b)        You take no withdrawals prior to age 62;


  (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 5% of the income base (calculated on the date the payments are determined).



Or:


  (a)        the Contract was issued on or after age 65;


  (b)        You take no withdrawals prior to age 70;


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  (c)        Your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an income base remaining; and



  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 6% of the income base (calculated on the date the payments are determined).



If You choose not to receive income payments as guaranteed under the GMIB Max I, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB MAX I. The GMIB Max I will terminate upon the earliest of:


  (a) The 30th day following the Contract Anniversary on or following your 90th birthday;


  (b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


  (c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Max I (a pro rata portion of the annual optional benefit charge will be assessed);



  (d) Death of the Contract Owner or Joint Contract Owner (unless the spouse -- aged 89 or younger -- is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;




  (e) A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);



  (f)        The effective date of the Guaranteed Principal Option or;


  (g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).




If a Contract Owner or Joint Contract Owner dies and:



  o the spouse elects to continue the Contract and the GMIB Max I optional benefit under termination provision (d) above; and



  o before the 10-year waiting period to exercise the GMIB Max I optional benefit has elapsed, the GMIB Max I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);



We will permit the spouse to exercise the GMIB Max I optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.




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Under our current administrative procedures, we will waive the termination of the GMIB Max I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



When the GMIB Max I terminates, the corresponding GMIB Max I charge terminates and the GMIB Max I investment allocation and subsequent purchase payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates"). However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent purchase payments restrictions described above will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I



For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the GMIB Max I, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Max I income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



Note on Graphs and Examples:
----------------------------


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The purpose of these examples is to illustrate the operation of the GMIB Max I optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges or income taxes or tax penalties.



(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the Contract Anniversary.
   ---------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Max I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary.
   ----------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Max I is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is male, age 55 at issue, and he elects the GMIB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when he is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



108

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     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------



   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 275% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]





     Determining Your guaranteed lifetime income stream
     --------------------------------------------------




   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------



   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest




                                                                             109

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---------------------------

   Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $150,000 and the Highest Anniversary Value is $145,000. The Highest Anniversary Value is set equal to the Account Value ($150,000). See section (4) below for an example of the exercise of the GMIB Max I.



110

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     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]





     Determining Your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]





(4)   Putting it All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Max I at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields income payments of $586 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 70, the income base of $179,085 would yield monthly payments of $672; if the Contract Owner were age 75, the income base of $179,085 would yield monthly payments of $788.)



                                                                             111

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---------------------------

   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Max I optional benefit at the 20th Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 275% of the total purchase payments, which equals $275,000. Because the Annual Increase Amount ($275,000) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($275,000) is used as the income base. The income base of $275,000 is applied to the GMIB Annuity Table. This yields income payments of $1,210 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 80, the income base of $275,000 would yield monthly payments of $1,449.)



   The above example does not take into account the impact of premium taxes and other taxes. As with other payout types, the amount you receive as an income payment depends on the income type you select, your age, and your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


   Prior to annuitization, the two calculations (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Value will cease to exist. Also, the GMIB Max I may only be exercised no later than the Contract Anniversary on or following the Owner's 90th birthday, and then only after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.


[GRAPHIC APPEARS HERE]




   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT VALUE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT



112

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                                                    ---------------------------


   PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT VALUE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]





(5)   The Guaranteed Principal Option -- Graph and Example



Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.



The effect of exercising the Guaranteed Principal Option:


1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.



2) The GMIB Max I benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Value the Contract continues.


3) The GMIB Max I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates").

[GRAPHIC APPEARS HERE]





* Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

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---------------------------

(6)   The Optional Step-Up: Optional Automatic Annual Step-up



Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the Income Base for GMIB Max I increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets from $106,000 to $110,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the first Contract Anniversary;


(3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Max I optional benefit at that time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



The Annual Increase Amount of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets from $116,600 to $120,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the second Contract Anniversary;



(3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Max I optional benefit at that time; and



(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Value;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the date of the Optional Step-Up;


(3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Max I optional benefit at the time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                                    ---------------------------

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 275% maximum increase limitation). Also, please note:


(1) The 10-year waiting period to annuitize the Contract under the GMIB Max I remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


(2)   The charge remains at its current level; and


(3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]




(7)   Required Minimum Distributions Examples




Assume an IRA Contract is issued on September 1, 2014 and the GMIB Max I is selected. Assume that on the first Contract Anniversary (September 1, 2015) the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this Contract is $6,000, and the required minimum distribution amount for 2016 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:



  (a)        6%; or


  (b)        the required minimum distribution rate (as defined below).



The required minimum distribution rate equals the greater of:


  (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);

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---------------------------


  (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or



  (2b) if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


(1)   Withdrawals Through the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------




If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% to $107,200; $107,200 - $6,800 to $100,400.



Why does the Contract Owner receive $6,800 under the automated required minimum Distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.



(2)   Withdrawals Outside the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015, and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000), $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200) = $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

                                                    ---------------------------

(3)   Withdrawals in Excess at the Required Minimum Distribution Amounts
      ------------------------------------------------------------------



Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 6% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315 ($92,750 increased by 6% per year compounded annually).


(4)   No Withdrawals
      --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0). If the Contract was issued in New York State, the Annual Increase Amount cannot exceed 275% of total purchase payments, or, if greater, 275% of the Annual Increase Amount as of the most recent Optional Step-Up.



DESCRIPTION OF THE GMIB PLUS III



The GMIB Plus III is no longer available for purchase. The GMIB Plus III is available only for Contract Owners up through age 78 and You can only elect the GMIB Plus III at the time You purchase the Contract. The GMIB Plus III may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner's 91st birthday.



INCOME BASE



The income base is equal to the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


  (b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

---------------------------

  (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


  (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



FOR CONTRACTS ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT SHALL NOT EXCEED 350% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 350% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB PLUS III (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is the greater of:


(a)        5%; or


(b)        the required minimum distribution rate (as defined below).



Item(b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year;


(2a) if You enroll only in our automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year.

                                                    ---------------------------

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments (See Description of the GMIB Plus III Income
Base).



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Plus III" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by sum of:
(i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.



During the 30 day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the annual increase rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or


  (b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.




In determining the GMIB Plus III income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.




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---------------------------

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.




An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Plus III optional benefit and the EDB II optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)




We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Plus III to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (350%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



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In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.




On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB PLUS III. For a detailed description of the GMIB Plus III investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I."



If You elect the GMIB Plus III, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus III are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."




GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.




By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



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---------------------------


For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions.




IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus III for this feature. The Guaranteed Principal Option feature is not available in Washington State.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue, and if You only elected the GMIB Plus III, the allocation restrictions and any subsequent purchase payment restrictions, described above, will no longer apply. If You elected both the GMIB Plus III and the EDB II, the EDB II investment allocation restrictions and any subsequent purchase payment restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB PLUS III. If You exercise the GMIB Plus III, You must select to receive income payments under one of the following income types:


(1)   Lifetime Income Annuity with a 5-Year Guarantee Period.
      ------------------------------------------------------



(2)   Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on
      --------------------------------------------------------------
      Federal tax rules, this option is not available for qualified Contracts where the difference in ages of joint Annuitants who are non-spouses is greater than 10 years. (See "Pay-Out Options (or Income Options)".) (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older.)




These options are described in the Contract and the GMIB Plus III rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN CURRENT ANNUITY PURCHASE RATES.



If You exercise the GMIB Plus III, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")



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                                                    ---------------------------

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.




If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAY OUT RATES. (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK
STATE.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:



  (a)        You take no withdrawals prior to age 62;


  (b) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;



Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the income base (calculated on the date the payments are determined).



For example, if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus III. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus III, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.




ENHANCED PAY OUT RATES. (FOR NEW YORK STATE ONLY.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:



  (a)        the Contract was issued on or after age 57;


  (b)        You take no withdrawals prior to age 62;


  (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the income base (calculated on the date the payments are determined).



                                                                             123

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---------------------------

If You choose not to receive income payments as guaranteed under the GMIB Plus III, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB PLUS III. Except as otherwise provided, the GMIB Plus III will terminate upon the earliest of:


  (a) The 30th day following the Contract Anniversary on or following your 90th birthday;


  (b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


  (c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus III (a pro rata portion of the annual optional benefit charge will be assessed);



  (d) Death of the Contract Owner or Joint Contract Owner (unless the spouse -- aged 89 or younger -- is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;




  (e) A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);



  (f)        The effective date of the Guaranteed Principal Option or;


  (g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).




If a Contract Owner or Joint Contract Owner dies and:



  o the spouse elects to continue the Contract and the GMIB Plus III optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Plus III optional benefit has elapsed, the GMIB Plus III optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);



we will permit the spouse to exercise the GMIB Plus III optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus III if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



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                                                    ---------------------------

When the GMIB Plus III terminates, the corresponding GMIB Plus III charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH THE GMIB PLUS III



For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2



Used with the GMIB Plus III, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Plus III income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the or GMIB Plus III.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



Note on Graphs and Examples:
---------------------------




The purpose of these examples is to illustrate the operation of the GMIB Plus III optional benefits. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.




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(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary.
   ---------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary.
   ----------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of a single $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is male, age 55 at issue, and he elects the GMIB Plus III. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Contract Owner's 91st birthday). At the tenth Contract Anniversary, when he is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------



   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions You selected. your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 350% maximum increase limitation). Your




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                                                    ---------------------------

   purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





     Determining Your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]





(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------



   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus III. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




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---------------------------

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





     Determining Your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]





(4)   Putting it All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus III at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period.Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary



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                                                    ---------------------------


   Value ($155,000), the Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the income base of $162,889 would yield monthly payments of $717.)


   Assume the Owner, a New York resident, chooses to exercise the GMIB Plus III optional benefit at the 26th Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields income payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)


   The above example does not take into account the impact of premium taxes and other taxes. As with other payout types, the amount You receive as an income payment depends on the income type You select, your age, and your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



   Prior to annuitization, the two calculations (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, and then only after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.

[GRAPHIC APPEARS HERE]




   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract optional benefit is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT VALUE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE



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   WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR
   ACCOUNT VALUE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]





(5)   The Guaranteed Principal Option -- Graph and Example


   Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.


     The effect of exercising the Guaranteed Principal Option:


   1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.



   2) The GMIB Plus III benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Value the Contract continues.


   3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value (except as described above under "Restrictions on Investment Allocations if the GMIB Plus III Optional Benefit Terminates.")

[GRAPHIC APPEARS HERE]





   *Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6)   The Optional Step-Up: Optional Automatic Annual Step-up


   Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the Income Base for GMIB Plus III increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to



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                                                    ---------------------------


   good market performance, and You elected Optional Step-Up to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.



     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the first Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the second Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at the time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the



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Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 350% maximum increase limitation). Also, please note:


   (1) The 10-year waiting period to annuitize the Contract under the GMIB Plus III remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


   (2)   The charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]





(7)   Required Minimum Distributions Examples



Assume an IRA Contract is issued on September 1, 2014 and the GMIB Plus III is selected. Assume that on the first Contract Anniversary (September 1, 2015) the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this Contract is $6,000, and the required minimum distribution amount for 2016 with respect to this Contract is $7, 200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:


   (a)        5%; or


   (b)        the required minimum distribution rate (as defined below).



The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);


   (2a)  if the Contract Owner enrolls only in the Automated Required Minimum
                                       ----
         Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or



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   (2b)  if the Contract Owner enrolls in both the Systematic Withdrawal
                                          ----
         Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent repurchase payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


(1)   Withdrawals Through the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August
2016).Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.




Why does the Contract Owner receive $6,800 under the automated required minimum Distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.



(2)   Withdrawals Outside the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015, and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000), $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200) = $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


(3)   Withdrawals in Excess at the Required Minimum Distribution Amounts
      ------------------------------------------------------------------



Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary.Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase



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---------------------------

Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


(4)   No Withdrawals
      --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0). If the Contract was issued in New York State, the Annual Increase Amount cannot exceed 350% of total purchase payments, or, if greater, 350% of the Annual Increase Amount as of the most recent Optional Step-Up.



DESCRIPTION OF GMIB PLUS III (AVAILABLE FROM JULY 19, 2010 THROUGH FEBRUARY 25,
   2011)



For Contracts issued with the GMIB Plus III optional benefit in states other than New York from July 19, 2010 through February 25, 2011, the following differences apply:


(1) The GMIB Annuity Table is based upon the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.


(2) The GMIB pay out rates are enhanced to be at least 5.5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 62 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.


(3) The GMIB pay out rates are enhanced to be at least 5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 60; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.



DESCRIPTION OF GMIB PLUS III (AVAILABLE IN NEW YORK STATE ONLY BEFORE MAY 1,
   2011)



For Contracts issued with the GMIB Plus III optional benefit before May 1, 2011 in New York State, the following differences apply:


(1) The Annual Increase Amount shall not exceed 270% of total purchase payments, or if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up;


(2) The GMIB pay out rates are enhanced to be at least 5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the Contract was issued on or after age 57; and (iv) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period;


(3) The charge is 0.95% of the guaranteed minimum income base (which may be increased to the current charge we are charging annuity purchasers for the same optional benefit up to a maximum of 1.50% upon the exercise of an Optional Step-Up), and


(4) The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.



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DESCRIPTION OF GMIB PLUS II




GMIB Plus II may have limited usefulness in connection with a qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and after an Optional Step-Up), the Owner is unable to exercise the optional benefit until after the required beginning date of required minimum distributions under the Contract.In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the optional benefit. You should consult Your tax adviser prior to electing one of these optional benefits.




In states where approved, the GMIB Plus II was available with Contracts issued on or before July 16, 2010.



GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II income base and withdrawal adjustments are calculated as described above for GMIB Plus III except that the Annual Increase Rate is 5% per year through the Contract Anniversary prior to the Contract Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the income base or the withdrawal adjustments under the GMIB Plus II.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year.



(3) The GMIB pay out rates are enhanced to be at least (a) 5.5% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining: and (iii) the income payment type is the Lifetime Income Annuity with a 5-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) in the event;
      (i) You take no withdrawals prior to age 60; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) the pay-out option You select is Lifetime Income Annuity with a 5-year Guarantee Period.




For Contracts issued with the GMIB Plus II on or before May 1, 2009, the following additional differences apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;



(2) The GMIB pay out rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining: and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period;



(3)   Different investment allocation restrictions apply;



(4) The annual increase rate is 6% through the Contract Anniversary immediately prior to Your 91st birthday and 0% per year thereafter;



(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year and if these withdrawals are paid to You (or the



                                                                             135

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---------------------------


   Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(6) The fixed annuity options are the Lifetime Income Annuity with a 10-Year Guarantee Period (if You choose to start the annuity option after age 79 the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10-Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years.)




(7) If Your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the optional benefit charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



For Contracts issued in New York State for which applications and necessary paperwork were received at Your Administrative Office on or before May 1, 2009, the following differences apply:



(1) The Annual Increase Rate is 6% per year through the Contract Anniversary prior to the Contract Owner's 91st birthday and 0% thereafter;


(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;


(3) The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;


(4) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up; and



(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and



(6) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.



(7) If Your income base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the optional benefit charge to 1.15% of the income base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.




CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



Description of GMIB II




The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.




The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


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


                                                    ---------------------------

(1)   The additional charge for GMIB II is 0.50%


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:



     a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and



     b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "b" of the "Annual Increase Rate" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.


(3)   There is no Guaranteed Principal Option.


(4)   There is no Optional Step-Up feature.


(5) There are no limitations to how You may allocate your purchase payments and Account Value among the investment choices.


(6) The following replaces termination provision (a) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":


     The 30th day following the Contract Anniversary on or following your 85th birthday.


(7) The following replaces termination provision (d) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":



    Death of the Contract Owner or Joint Contract Owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non- natural person owns the Contract.


(8)   If a Contract Owner or Joint Contract Owner dies and:



     o the spouse elects to continue the Contract and the GMIB under termination provision d) above; and


     o before the 10-year waiting period to exercise the GMIB has elapsed, the GMIB will terminate under termination provision a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The following replaces termination provision (e) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":



    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract.



(10) Termination provisions (f) and (g) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III" do not apply.

---------------------------

(11) The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period (not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).


(12)  There are no enhanced payout rates.


(13) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.


(14)  Subsequent purchase payments are not currently restricted under the GMIB
II.



Guaranteed Withdrawal Benefits


We offer optional guaranteed withdrawal benefits for an additional charge. There are two GWBs, under this Contract:


     o  Lifetime Withdrawal Guarantee II ("LWG II")


     o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")



None of the GWBs are available for sale.



Each of the GWBs guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWG II guarantees income for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version -is elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)



There may be versions of each optional GWB that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.




If You purchase a GWB, You must elect one version at the time You purchase the Contract, prior to age 86. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and the GMIB or the EDB in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.



MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Division. The Benefit Base (as described below) under the Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the LWG II cannot be taken as a lump sum. (However, if You cancel a Lifetime Withdrawal Guarantee benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the




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first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. The Guaranteed Principal Adjustment feature is not available in Washington State. (See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.




If in any Contract Year You take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that You or your Beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the LWG). This reduction may be significant and means that return of your purchase payments may be lost. The GWB charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the LWG) until termination of the optional benefit.




For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the LWG), purchase payment credits (i.e., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Value and death benefit.




CHARGES. If the LWG is in effect, we will continue to assess the LWG Optional benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.



TAX TREATMENT. The tax treatment of withdrawals under the Enhanced GWB and LWG II is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the LWG) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.



-ENHANCED GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the LWG.



If You are purchasing this Contract with a nontaxable transfer of the death -benefit proceeds of any Non-Qualified annuity contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the Enhanced GWB.




LWG II may be known as "MetLife Lifetime Withdrawal Guarantee 2008" in sales literature or other materials




TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year



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that exceeds the Annual Benefit Payment, then we will reduce the Total
Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age
59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).



ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York State, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal during the Contract Year in which You attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal during the Contract Year in which You attain age 76 or older).


     Annual Benefit Payment (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal during the Contract Year in which You attain, or will attain age 76 or older). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (6% withdrawal rate if You make the first withdrawal during a Contract Year in which the younger spouse will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (6% withdrawal rate if You make your first withdrawal during a Contract Year in which the younger spouse will attain age 76 or older).



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IT IS IMPORTANT TO NOTE:


  o If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Value declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.



  o  If You take your first withdrawal on or after the date you reach age
     59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge, we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year in which the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.



  o If You take your first withdrawal during the Contract Year in which You attain age 76 or older, your Annual Benefit payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal during the Contract Year the younger spouse attains or will attain age 76 or older, your Annual Benefit will be set equal to 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.


  o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


  o At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II. Annuitization may provide higher income amounts if the current annuity option rates applied to the adjusted Account Value on the date payments begin exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.


  o You have the option of receiving withdrawals under the LWG II feature or receiving payments under an pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher



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     future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization. See "Lifetime Withdrawal Guarantee and Annuitization" below.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE APPLICABLE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Example B. When Withdrawals Do Exceed the Annual Benefit Payment (LWG II -- Proportionate Reduction).



You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


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  o  resets the Total Guaranteed Withdrawal Amount and the Remaining
     Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;



  o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if You make Your first withdrawal during the Contract Year in which You attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if You make Your first withdrawal during the Contract Year in which the younger spouse attains or will attain age 76 or older); and



  o  may reset the LWG II charge to a rate that does not exceed the lower of:
     (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.




In the event that the charge applicable to Contract purchases at the time of the step-up is higher than Your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.



Once You notify us of Your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive Your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause Your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.




REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section

401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first

Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled only in the
                                                               ----
automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other withdrawal program. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



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JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first Joint Owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the withdrawal rate upon continuation of the Contract and the LWG II optional benefit by the spouse will be based on the age of the Contract Owner, oldest Joint Owner or youngest spouse (if the joint Life version is elected in New
York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and Beneficiary of the Contract, the joint Life version of the benefit would not apply.



For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II optional benefit in New York State. In addition, the withdrawal rate for the joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).




CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.



If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges), and


(b)        is the Account Value on the date of cancellation.




The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. The Guaranteed Principal Adjustment will never be less than zero.




Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Value and impact whether or not a benefit is



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due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature. The Guaranteed
Principal Adjustment feature is not available in Washington State.



TERMINATION OF THE LWG II. The LWG II will terminate upon the earliest of:


(1) The date of a full withdrawal of the Account Value (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);


(2) The date the Account Value is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);


(3) The date there are insufficient amounts to deduct the LWG -II benefit charge from your Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);



(4) Death of the Contract Owner or Joint Contract Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;




(5) Change in Contract Owners or Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);



(6) The Contract is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)


(7)   Effective date of the cancellation of this benefit by the Contract Owner;


(8) The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or



(9) For Contracts issued in New York State with the joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.




Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.




ADDITIONAL INFORMATION. The LWG II may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this




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death benefit amount is greater than the death benefit provided by your
Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.



Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.



If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.




We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of Your Contract, You must make an election if You would like to extend Your annuity date to the latest date permitted (subject to restrictions that may apply in Your state and Your current established administrative procedures). If You elect to extend Your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account Value on the annuity date.




If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Value under the Contract's pay-out option provisions;


(2) If You took withdrawals before age 59 1/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero; or

                                                    ---------------------------

(3) If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.



If You do not select a pay-out option or elect to receive payments under the LWG II, we will annuitize your Contract under the Lifetime -Income Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.



CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.




The charge is deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Fixed Account Value (if available), Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Value.




For Contracts issued in states where approved before July 13, 2009, the following difference applies:



We increase on each Contract Anniversary the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount until the earlier of : (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



For Contracts issued in New York State for which applications and necessary paperwork were received at your Administrative Office before December 14, 2009, the following difference applies:



If You elect the Single Life Version, we increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of (a) five years or (b) the date of the first withdrawal from the Contract, by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

---------------------------

If You elect the Joint Version, we increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



EXAMPLES OF LWG II




The purpose of these examples is to illustrate the operation of the LWG II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The LWG II does not guarantee an Account Value or minimum investment return for any Investment Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. LWG


1. A. When Withdrawals Do Not Exceed the Annual Benefit Payment
   ------------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.

                                                    ---------------------------


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal during the Contract Year in which You attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]





B. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



LWG II -- Proportionate Reduction



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal during the Contract Year the Contract Owner attains or will attain age 76 or older, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before -the Contract Year he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% - $87,500 = $4,375.

---------------------------

(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


C. LWG -- Automatic Annual Step-Ups (No Withdrawals) (for all states except New
   ----------------------------------------------------------------------------
York)
-----



Assume the Contract Owner, age 67 at issue, elected the LWG II and made an initial purchase payment of $100,000 at the time the Contract was issued. Assume that no withdrawals are taken.



At the first Contract Anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



At the second Contract Anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



Assume that on the third through the eighth Contract Anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth Contract Anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the Owner is now age 76 and did not take any withdrawals before the Contract Year in which the owner attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


D. LWG -- Automatic Annual Step-Ups (No Withdrawals) -- For Contracts issued in
   ----------------------------------------------------------------------------
   New York State (Single Life Only)
   ---------------------------------



Assume the Contract Owner, age 67 at issue elected the LWG II and elected the Single Life version and made an initial purchase payment of $100,000 at the time the Contract was issued. Assume that no withdrawals are taken.



At the first Contract Anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



At the second Contract Anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



Assume that on the third through the eighth Contract Anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth Contract Anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000

                                                    ---------------------------

to $150,000. Because the Contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which the owner attained age 76, the Automatic Annual Step-Up will also reset the Withdrawal Rate from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


II. For Contracts issued in states where approved before July 13, 2009:
    -------------------------------------------------------------------


A. LWG -- Compounding Income Amount (for all states except New York)
   -----------------------------------------------------------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 - 107.25%), and the Annual Benefit Payment would increase to $5,363 ($107,250 - 5%).



If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 - 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 - 5%).

---------------------------

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 - 5%).

[GRAPHIC APPEARS HERE]





B. LWG -- Automatic Annual Step-Up and 7.25% Compounding Amount (No
   ----------------------------------------------------------------
   Withdrawals)(for Contracts issued states where approved before July 13,
   -----------------------------------------------------------------------
   2009)
   -----




Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account Value does not exceed

                                                    ---------------------------

the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 - 5%).



At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 - 5%).

[GRAPHIC APPEARS HERE]




III. For Contracts Issued in New York State before December 14, 2009:



A.LWG -- Compounding Income Amount
  --------------------------------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 - 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 - 5%).



If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 - 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 - 5%).

---------------------------

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 - 5%).

[GRAPHIC APPEARS HERE]





B. For Contracts Issued in New York State -before December 14, 2009:
   -----------------------------------------------------------------
   LWG -- Automatic Annual Step-Up and 6% Compounding Income Amount (No
   --------------------------------------------------------------------
   Withdrawals)
   ------------




Assume that a Contract Owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 - 5%).

                                                    ---------------------------

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 - 5%).



DESCRIPTION OF ENHANCED GWB -(MAY BE KNOWN AS THE "GUARANTEED WITHDRAWAL BENEFIT" IN SALES LITERATURE OR OTHER MATERIALS)



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus a credit to the Benefit Base equal to 5% of your initial purchase payment ("the GWB Bonus"). At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


     o  Your initial purchase payment, increased by the 5% GWB Bonus;


     o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus;


  o Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account Value to an annuity option); and



  o If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.




ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. You should not take Excess Withdrawals. If You do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if

---------------------------


the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the -Enhanced GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.




You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



All withdrawals are subject to applicable early Withdrawal Charges and taxes.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



GUARANTEED WITHDRAWAL AMOUNT. We assess the -Enhanced GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.




OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.




An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB withdrawal rate (7%); and


o Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.



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You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person).




We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.




If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.




In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Value is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB optional benefit, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB optional benefit charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.



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CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.



TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:



(1) the date You make a full withdrawal of your Account Value (a pro rata portion of the charge will apply). (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);



(2) the date You apply all of your Account Value to a pay-out option (a pro rata portion of the charge will apply);



(3) the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB benefit charge). (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);




(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and
      (b) we will not terminate the benefit until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;



(5)   the effective date of cancellation of the optional benefit;



(6) a change of the Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or



(7) the termination of the Contract (a pro rata portion of the charge will apply).




ADDITIONAL INFORMATION. If You take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because You do not have a sufficient Account Value to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Code. If You or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.




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If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.



If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.




CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."




THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your account Value. If You annuitize at the latest date permitted, You must elect one of the following options:



(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.



If You do not select a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your -annuity income payment or the pay-out option, if necessary, so your aggregate -annuity income payments will not be less than what You would have received under the Enhanced GWB.



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---------------------------

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Value in the Separate Account. (The Fixed Account is not available in the C Class -Contracts or a Contract issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and B Plus Class Contracts.)



EXAMPLES




The purpose of these examples is to illustrate the operation of the Enhanced GWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.



A. How Withdrawals Affect the Benefit Base
   ---------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 - 5%). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit
   --------------------------------------------------------------------------
Payment
-------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C. How Withdrawals Affect the Annual Benefit Payment
   -------------------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit



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                                                    ---------------------------

   Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
   ----------------------------------------------------------------------
Withdrawal Amount
-----------------



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E. Putting It All Together
   -----------------------


1. When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your

---------------------------

Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal =



162

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                                                    ---------------------------

$40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% - $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




F. Annual Benefit Payment Continuing When Account Value Reaches Zero
   -----------------------------------------------------------------



An initial purchase payment is made of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 - 7%).



Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

---------------------------

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may
   ----------------------------------------------------------------------------
be elected prior to age 86)
---------------------------



Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



The Account Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% - $148,350 = $10,385.



The Account Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7%
- $179,859 = $12,590.



The Account Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% - $282,582=
$19,781.

                                                    ---------------------------


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]





H. How an Optional Reset May Increase the Benefit Base While Decreasing the
   ------------------------------------------------------------------------
   Guaranteed Withdrawal Amount and Annual Benefit Payment
   -------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 - 7%). (If You elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.



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---------------------------

Pay-Out Options (or Income Options)




Y ou may convert your Contract into a regular stream of income after your
"pay-in" or "accumulation" phase.    The pay-out phase is often referred to as
either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Contract for at least 30 days (one year for the Class B Plus Contract) from the date we issue the Contract before You annuitize. When You purchase the Contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your Contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, and our current established administrative procedures). Although guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract, current annuity purchase rates for the B Plus Class may be lower than the other classes of the Contract. You must convert at least $5,000 of your Account Value to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit You have selected. Additionally, if You have selected a living benefit, such as a GMIB or a GWB, annuitizing your Contract terminates the optional benefit, including any death benefit provided by the optional benefit and any Guaranteed Principal Option (or the Guaranteed Principal Adjustment for GMIB Max I, GMIB Plus III or GMIB Plus II or LWG, respectively) that may also be provided by the optional benefit.




When considering a pay-out option, You should think about whether You want:


- Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and


- A fixed dollar payment or a variable payment.



Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.



You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.




Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.




If You do not tell us otherwise, your Fixed Account Value and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out option.



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                                                    ---------------------------

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Contract provide for greater payments than those guaranteed in your Contract, the greater payment will be made.



Income Payment Types



C urrently, we provide You with a wide variety of income payment types to suit
a range of personal preferences.    You decide the income pay-out type when You
decide to take a pay-out option. Your decision is irrevocable.



There are three people who are involved in payments under your pay-out option:


- Contract Owner: the person or entity which has all rights including the right to direct who receives payment.


- Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.


- Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.



Many times, the Contract Owner and the Annuitant are the same person.



When deciding how to receive income, consider:


- The amount of income You need;


- The amount You expect to receive from other sources;


- The growth potential of other investments; and


- How long You would like your income to be guaranteed.



The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.



LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.



LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.



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LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.



Allocation




You decide how your money is allocated among the Fixed Income Option and the Divisions.



Minimum Size of Your Income Payment



Y our initial income payment must be at least $100. This means that the amount
used from a Contract to    provide a pay-out option must be large enough to
produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.



The Value of Your Income Payments


Amount of Income Payments



Variable Income Payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.



The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains the same for duration of the Contract if no reallocations are made.




The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.




Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the Owner will be given the benefit of the higher rates.




Annuity Units



Annuity Units are credited to You when You first convert your Contract into an income stream or make a reallocation of your income payment into a Division during the pay-out phase. Before we determine the number of Annuity Units to credit to You, we reduce your Account Value by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then




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compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Contract into an income stream. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.




AIR



Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer an AIR of 3% and 4%. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.




The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Contract to an income stream, then the amount of that payment will be determined on the date You convert your Contract to a pay-out option.



Valuation



This is how we calculate the Annuity Unit Value for each Division:



- First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Standard Death Benefit Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.


- Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


- Finally, we multiply the previous Annuity Unit Value by this result.



Reallocation Privilege




D uring the pay-out phase of the Contract, You may make reallocations among
Divisions or from the Divisions    to the Fixed Income Option. Each
reallocation must be at least $500 or, if less, your entire income payment allocated to the Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Division. There is no Withdrawal Charge to make a reallocation.




For us to process a reallocation, You must tell us:


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- The percentage of the income payment to be reallocated;



- The Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and


- The Divisions from which You want to reallocate your income payment.




We may require that You use our original forms to make reallocations.



Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.




When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.


o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;



o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;


o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;


o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.




When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.




You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.



Here are examples of the effect of a reallocation on the income payment:



o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)


o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)




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Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.



Charges




Y ou pay the Standard Death Benefit Separate Account charge for your Contract
class during the pay-out phase    of the Contract except that the Separate
Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds Growth-Income or American Funds Global Small Capitalization Portfolios). In addition, You pay the applicable investment-related charge during the pay-out phase of your Contract. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



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GENERAL INFORMATION


Administration

All transactions will be processed in the manner described below.



Purchase Payments


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to the appropriate address below.



(We reserve the right to receive purchase payments by other means acceptable to us.)



REGULAR MAIL                 EXPRESS MAIL
---------------------------- --------------------------------
MetLife Preference Premier   MetLife Preference Premier
PO Box 10342                 4700 Westown Parkway, Suite 200
Des Moines, IA 50306-0342    West Des Moines, IA 50266


We also permit purchase payments to be made directly from your personal checking account. We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.



Purchase payments (including any portion of your Account Value under a Contract which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:


- On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


- After the close of the Exchange.



In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.



We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five



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business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.



Confirming Transactions


You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.



Processing Transactions


We permit You to request transactions by mail, telephone and Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



By Telephone or Internet


You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


- Account Value


- Unit Values


- Current rates for the Fixed Account


- Transfers


- Changes to investment strategies


- Changes in the allocation of future purchase payments.



Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.



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We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.




Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:


- any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or


- any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.



Telephone and Computer Systems



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.




After Your Death



If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program -and other dollar cost averaging programs, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract to hold the Contract in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a Joint Annuitant.




Abandoned Property Requirements



Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act") annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However,




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the state is obligated to pay the death benefit (without interest) if your
Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7722 to make such changes.



Misstatement



We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).




Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.



Third Party Requests


Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



Valuation -- Suspension of Payments



We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.



When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of Annuity Units You receive on the next available Annuity Unit Value.




We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:


- rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or


- during any other period when the SEC by order so permits.



Cybersecurity Risks



O ur variable annuity contract business is largely conducted through digital
communications and data storage    networks and systems operated by us and our
service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.



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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.




Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.




Advertising Performance




W e periodically advertise the performance of the Divisions. You may get
performance information from a     variety of sources including your quarterly
statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.




We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.




YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.



CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation or Annuity Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB, the Earnings Preservation Benefit, GMIBs or the GWBs. Withdrawal Charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract. These figures also assume a steady annual rate of return. They assume that combination of optional benefits that would produce the greatest total Separate Account charge.



Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and Withdrawal Charges.




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We may calculate performance for certain investment strategies including Equity
Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the EDB, the Earnings Preservation Benefit, GMIBs or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.




For purposes of presentation of Non-Standard Performance, we may assume the Contracts were in existence prior to the inception date of the Divisions that funds the Contract. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.




Past performance is no guarantee of future results.



We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.



We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.



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We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



Any illustration should not be relied on as a guarantee of future results.



Changes to Your Contract



W e have the right to make certain changes to your Contract, but only as
permitted by law. We make changes     when we think they would best serve the
interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


- To operate the Separate Account in any form permitted by law.


- To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.



- To transfer any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.




- To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law.



- To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.




If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Contracts issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.




Voting Rights




B ased on our current view of applicable law, You have voting interests under
your Contract concerning    Brighthouse Trust I, Brighthouse Trust II, or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.



We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.




You are entitled to give instructions regarding the votes attributable to your Contract in your sole discretion.



There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we



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receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:



- The shares for which voting instructions are received, and


- The shares that are voted in proportion to such voting instructions.



However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.



Who Sells the Contracts



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.




MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



MLIDC and in certain cases, we, have entered into selling agreements with unaffiliated broker-dealers who are registered with the SEC under the Exchange Act and are members of FINRA. We no longer offer the Contracts to new purchasers, but continue to accept purchase payments from existing Contract Owners. The Contracts may also be sold through the mail, the Internet or by telephone.



There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Contracts.



MLIDC pays compensation based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession ranges from 0.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.



Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive



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different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



Financial Statements


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



When We Can Cancel Your Contract



We may cancel your Contract only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Value. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA or Roth IRA Contract. We will not terminate the Contract if it includes an LWG. In addition, we will not terminate any Contract that includes the Enhanced GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.



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FEDERAL TAX CONSIDERATIONS


Introduction


T he following information on taxes is a general discussion of the subject. It
is not intended as tax advice. Code   and the provisions of the Code that
govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.



We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



Non-Qualified Annuity Contracts


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.



Accumulation



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on Accumulated Value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusion benefit of a natural person.



In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in Accumulated Value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.




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Surrenders or Withdrawals -- Early Distribution



If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the Accumulated Value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.




The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


  (a)        on account of your death or disability,


  (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated Beneficiary, or


  (c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.



Amounts received as a partial withdrawal may be fully includable in taxable income to the extent of gain in the Contract.



If your Contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.



Treatment of Separate Account Charges


It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



Guaranteed Withdrawal Benefits


If You have purchased the Enhanced GWB or LWG, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater



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amount of taxable income in certain cases. In general, at the present time,
MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Aggregation



If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).




Exchanges/Transfers



The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the Accumulated Value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the Contract, or the designation of an Annuitant or other Beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.




Death Benefits



The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).




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After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.




If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.




Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.



For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first Joint Annuitant.




Investor Control



In certain circumstances, Owners of variable annuity non-qualified contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.




Taxation of Payments in Annuity Form



Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable annuity payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio determined at the time the Contract is annuitized (i.e., the Accumulated Value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered.



Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.




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We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.




Once You have recovered the investment in the Contract, further annuity payments are fully taxable.



If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your Beneficiary.




The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and Divisions, as well as transfers between investment options after the Annuity Starting Date.




Once annuity payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.




If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.




3.8% Tax on Net Investment Income


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.



Puerto Rico Tax Considerations


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.



Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



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The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.



Qualified Annuity Contracts



Introduction


T he Contract may be purchased through certain types of retirement plans that
receive favorable treatment   under the Code ("tax qualified plans").
Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.



We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.



All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



Accumulation


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.



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Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.




The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.




Taxation of Annuity Distributions


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.



If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.



With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



Guaranteed Withdrawal Benefits


If You have purchased the GWB , where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



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MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Withdrawals Prior to Age 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.



These exceptions include withdrawals made:


(a)        on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated Beneficiary and You are separated from employment.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.



A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).



In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



Rollovers


Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).




Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all IRAs that You own.




Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


     (a) minimum distribution requirements,


     (b) financial hardship, or

                                                    ---------------------------

     (c) for a period of ten or more years or for life.



20% Withholding on Eligible Rollover Distributions


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



Death Benefits



The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).




Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).



If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).



Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.




If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your Contract permits, your Beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.



Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.




If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Required Minimum Distributions


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


     (a) the calendar year in which You reach age 70 1/2, or


  (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

---------------------------

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.




Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.




A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.




The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.




If You intend to receive your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.



Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.



Additional Information regarding IRAs


Purchase Payments



T raditional IRA purchase payments (except for permissible rollovers and direct
transfers) are generally not   permitted after You attain age 70 1/2. Except
for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

                                                    ---------------------------

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.



Withdrawals


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.



Conversion


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.




A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.

---------------------------

Distinction for Puerto Rico Code


Rollover



D eferral of the recognition of income continues upon the receipt of a
distribution by a participant from a    qualified plan, if the distribution is
contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA Considerations



In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.




Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                                                    ---------------------------

LEGAL PROCEEDINGS


I n the ordinary course of business, MetLife, similar to other life insurance
companies, is involved in lawsuits   (including class action lawsuits),
arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

---------------------------

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRINCIPAL UNDERWRITER



CUSTODIAN



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



EXPERIENCE FACTOR



VARIABLE INCOME PAYMENTS

     Assumed Investment Return


     Amount of Income Payments


     Annuity Unit Value


     Reallocation Privilege


     Calculating the Annuity Unit Value


     Determining the Variable Income Payment



ADVERTISEMENT OF THE SEPARATE ACCOUNT



VOTING RIGHTS

     Disregarding Voting Rights



TAXES

     Non-Qualified Annuity Contracts


     Qualified Annuity Contracts


     Types of Qualified Plans


     ERISA


     Federal Estate Taxes


     Generation-Skipping Transfer Tax


     Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations



WITHDRAWALS



ACCUMULATION UNIT VALUES TABLES



FINANCIAL STATEMENTS OF SEPARATE ACCOUNT



FINANCIAL STATEMENTS OF METLIFE

                                                    ---------------------------

Appendix A


Premium Tax Table


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                                 Non-Qualified    Qualified
                                   Annuities      Annuities
                                ---------------  ----------
  California(1)................ 2.35%            0.50%
  Florida(2)................... 1.00%            1.00%
  Maine(3)..................... 2.00%            0.00%
  Nevada(4).................... 3.50%            0.00%
  Puerto Rico(5)............... 1.00%            1.00%
  South Dakota(6).............. 1.25%            0.00%
  West Virginia................ 1.00%            1.00%
  Wyoming(4)................... 1.00%            0.00%


      1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).



      2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.



      3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.


      4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.



      5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.



      6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

---------------------------

Appendix B



Accumulation Unit Values For Each Division


These tables show fluctuations in the Accumulation Unit Values for two of the possible combinations offered within the Contract for each Division from year end to year end. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Contract that bears the total highest charge, and the second table shows the Contract that bears the total lowest charge. The Contract with the total highest charge has these features: Bonus Class, the optional Annual Step-Up Death Benefit and the optional Earnings Preservation Benefit. Charges for the optional EDB, the optional GMIBs and the optional GWBs are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max I in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max I will result in a higher overall charge. The mix with the total lowest charge has these features: R Class and no optional benefit. All other possible combination for each Division within the Contract appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.





1.15 Separate Account Charge......................
                                                          BEGINNING OF
                                                          YEAR             END OF YEAR      NUMBER OF
                                                          ACCUMULATIO  N   ACCUMULATIO  N   ACCUMULATION
INVESTMENT DIVISION...............................  YEAR  UNIT VALUE       UNIT VALUE       UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division    2011   9.99             9.75            18,716,136.30
  (Class B) (5/2/2011)............................
                                                    2012   9.75            10.61            40,378,382.48
                                                    2013  10.61            11.66            48,944,933.33
                                                    2014  11.66            12.37            47,721,353.41
                                                    2015  12.37            12.30            47,048,302.44
                                                    2016  12.30            12.60            45,481,714.85
                                                    2017  12.60            14.15            41,813,754.52
Allianz Global Investors Dynamic Multi-Asset Plus   2014   0.99             1.04             3,018,524.35
  investment Division (Class B) (4/28/2014).......
                                                    2015   1.04             1.02            17,931,166.22
                                                    2016   1.02             1.02            23,279,878.44
                                                    2017   1.02             1.17            22,523,224.69
American Funds(R) Balanced Allocation Investment    2009   6.35             8.97             4,654,191.42
  Division (Class C)..............................
                                                    2010   8.97             9.95            13,165,015.38
                                                    2011   9.95             9.63            17,327,596.33
                                                    2012   9.63            10.81            17,211,574.51
                                                    2013  10.81            12.66            17,115,125.46
                                                    2014  12.66            13.28            16,657,213.31
                                                    2015  13.28            13.03            16,659,580.97
                                                    2016  13.03            13.89            16,790,870.88
                                                    2017  13.89            16.05            15,802,067.85
American Funds(R) Growth Allocation Investment      2009   5.60             8.44             2,633,095.50
  Division (Class C)..............................
                                                    2010   8.44             9.47             3,213,959.15
                                                    2011   9.47             8.91             3,246,936.34
                                                    2012   8.91            10.24             3,279,426.77
                                                    2013  10.24            12.66             3,445,369.19
                                                    2014  12.66            13.32             3,423,749.77
                                                    2015  13.32            13.06             3,330,626.36
                                                    2016  13.06            14.07             3,264,621.03
                                                    2017  14.07            16.88             3,101,362.74

                                                    ---------------------------



American Funds(R) Growth Investment Division       2009       5.03      7.92      2,527,212.88
  (Class C).......................................
                                                   2010       7.92      9.26      6,403,715.45
                                                   2011       9.26      8.73      8,879,349.57
                                                   2012       8.73     10.14      8,758,362.14
                                                   2013      10.14     13.01      7,914,399.72
                                                   2014      13.01     13.91      7,369,532.82
                                                   2015      13.91     14.65      6,686,962.54
                                                   2016      14.65     15.80      6,141,059.90
                                                   2017      15.80     19.98      5,318,373.99
American Funds(R) Moderate Allocation Investment   2009       7.15      9.39      4,857,953.05
  Division (Class C)..............................
                                                   2010       9.39     10.20     12,655,752.66
                                                   2011      10.20     10.10     16,278,678.46
                                                   2012      10.10     11.07     15,969,421.99
                                                   2013      11.07     12.42     15,214,590.76
                                                   2014      12.42     13.03     14,694,724.71
                                                   2015      13.03     12.79     14,107,758.86
                                                   2016      12.79     13.53     13,702,010.15
                                                   2017      13.53     15.11     12,478,924.48
AQR Global Risk Balanced Investment Division       2011      10.34     10.62     22,537,406.42
  (Class B) (5/2/2011)............................
                                                   2012      10.62     11.61     55,835,472.85
                                                   2013      11.61     11.08     55,920,324.20
                                                   2014      11.08     11.39     49,667,248.31
                                                   2015      11.39     10.19     44,408,937.62
                                                   2016      10.19     10.97     40,497,791.77
                                                   2017      10.97     11.91     36,445,909.32
Baillie Gifford International Stock Investment     2009       9.10     13.48        179,958.38
  Division (Class B)..............................
                                                   2010      13.48     14.24        362,906.22
                                                   2011      14.24     11.24        528,565.85
                                                   2012      11.24     13.27        528,005.73
                                                   2013      13.27     15.10        466,984.50
                                                   2014      15.10     14.43        493,795.24
                                                   2015      14.43     13.96        476,695.26
                                                   2016      13.96     14.49        457,066.50
                                                   2017      14.49     19.33        388,287.17
BlackRock Bond Income Investment Division (Class   2009      48.53     52.99        104,843.52
  B)..............................................
                                                   2010      52.99     56.61        416,180.39
                                                   2011      56.61     59.49        584,337.99
                                                   2012      59.49     63.09        654,819.42
                                                   2013      63.09     61.74        700,740.31
                                                   2014      61.74     65.19        819,284.22
                                                   2015      65.19     64.67        837,129.27
                                                   2016      64.67     65.76        849,102.49
                                                   2017      65.76     67.51        846,285.10
BlackRock Capital Appreciation Investment          2009      18.63     27.93        139,619.47
  Division (Class B)..............................
                                                   2010      27.93     32.99        392,079.66
                                                   2011      32.99     29.63        702,015.42
                                                   2012      29.63     33.41        705,716.79
                                                   2013      33.41     44.22        608,725.00
                                                   2014      44.22     47.49        542,859.78
                                                   2015      47.49     49.77        487,281.67
                                                   2016      49.77     49.13        455,398.07
                                                   2017      49.13     64.88        375,084.52

---------------------------



BlackRock Global Tactical Strategies Investment    2011       9.99      9.58      29,055,249.94
  Division (Class B) (5/2/2011)...................
                                                   2012       9.58     10.34      57,152,291.83
                                                   2013      10.34     11.27      63,509,038.38
                                                   2014      11.27     11.80      61,651,076.56
                                                   2015      11.80     11.65      60,576,984.86
                                                   2016      11.65     12.03      57,820,433.13
                                                   2017      12.03     13.48      52,769,091.70
BlackRock Ultra-Short Term Bond Investment
  Division (Class B) (formerly BlackRock Money
  Market
 Investment Division (Class B))................... 2009      25.34     25.12           5,109.43
                                                   2010      25.12     24.83          30,670.74
                                                   2011      24.83     24.55          71,338.50
                                                   2012      24.55     24.27          76,167.88
                                                   2013      24.27     23.99          85,274.79
                                                   2014      23.99     23.72          50,999.79
                                                   2015      23.72     23.44          64,138.94
                                                   2016      23.44     23.20          58,534.41
                                                   2017      23.20     23.08          58,583.64
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 100
 Investment Division (Class B) and before that     2009       6.41      9.97          27,810.47
   MetLife Aggressive Allocation Investment Division
   (Class B)).....................................
                                                   2010       9.97     11.40         130,300.23
                                                   2011      11.40     12.38               0.00
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 100
 Investment Division (Class B))................... 2011      12.34     10.59         227,079.19
                                                   2012      10.59     12.22         251,505.90
                                                   2013      12.22     15.64         366,084.87
                                                   2014      15.64     16.25         319,942.15
                                                   2015      16.25     15.74         359,344.76
                                                   2016      15.74     16.96         312,529.50
                                                   2017      16.96     20.61         293,207.10
Brighthouse Asset Allocation 20 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 20
 Investment Division (Class B))................... 2009       9.28     11.47         537,075.92
                                                   2010      11.47     12.48       1,600,953.66
                                                   2011      12.48     12.74       3,116,016.85
                                                   2012      12.74     13.74       3,522,958.69
                                                   2013      13.74     14.17       3,197,581.49
                                                   2014      14.17     14.63       2,796,788.82
                                                   2015      14.63     14.38       2,578,679.44
                                                   2016      14.38     14.86       2,456,917.57
                                                   2017      14.86     15.71       2,104,305.87
Brighthouse Asset Allocation 40 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 40
 Investment Division (Class B))................... 2009       8.49     11.18       1,647,880.06
                                                   2010      11.18     12.33       5,597,293.52
                                                   2011      12.33     12.32       8,966,072.22
                                                   2012      12.32     13.57       9,323,885.52
                                                   2013      13.57     14.88       8,995,729.77
                                                   2014      14.88     15.44       8,765,918.63
                                                   2015      15.44     15.10       8,159,934.68
                                                   2016      15.10     15.83       7,514,445.56
                                                   2017      15.83     17.32       6,933,103.87


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
Brighthouse Asset Allocation 60 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 60
 Investment Division (Class B))................... 2009       7.72      10.83      8,687,086.02
                                                   2010      10.83      12.12     30,198,337.70
                                                   2011      12.12      11.81     44,123,641.56
                                                   2012      11.81      13.23     43,224,999.77
                                                   2013      13.23      15.43     41,744,682.10
                                                   2014      15.43      16.02     39,582,756.36
                                                   2015      16.02      15.64     37,277,012.35
                                                   2016      15.64      16.56     35,160,042.65
                                                   2017      16.56      18.78     32,552,766.76
Brighthouse Asset Allocation 80 Investment
  Division (Class A) (formerly MetLife Asset
  Allocation 80
 Investment Division (Class A) and before that
   MetLife Growth Strategy Investment Division
   (Class B))
 (4/29/2013)...................................... 2013      11.77      13.44        361,586.21
                                                   2014      13.44      13.40              0.00
Brighthouse Asset Allocation 80 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 80
 Investment Division (Class B))................... 2009       7.03      10.42      2,252,337.59
                                                   2010      10.42      11.82      3,076,201.40
                                                   2011      11.82      11.25      3,512,499.97
                                                   2012      11.25      12.83      3,546,537.11
                                                   2013      12.83      15.76      3,520,855.12
                                                   2014      15.76      16.40      3,785,397.70
                                                   2015      16.40      15.94      3,659,009.61
                                                   2016      15.94      17.04      3,420,469.09
                                                   2017      17.04      20.07      3,259,231.84
Brighthouse Asset Allocation 80 Investment
  Division (formerly MetLife Asset Allocation 80
  Investment Division
 and before that MetLife Growth Strategy
   Investment Division (Class B) and before that
   Met/Franklin
 Templeton Founding Strategy Investment Division   2009       6.18       8.95        264,306.85
   (Class B)).....................................
                                                   2010       8.95       9.74        302,472.49
                                                   2011       9.74       9.46        338,351.64
                                                   2012       9.46      10.85        307,635.24
                                                   2013      10.85      11.69              0.00
Brighthouse Balanced Plus Investment Division
  (Class B) (formerly MetLife Balanced Plus
  Investment Division
 (Class B)) (5/2/2011)............................ 2011       9.99       9.39     21,731,454.12
                                                   2012       9.39      10.50     47,291,196.90
                                                   2013      10.50      11.88     74,426,994.74
                                                   2014      11.88      12.87     81,286,547.56
                                                   2015      12.87      12.21     83,123,580.79
                                                   2016      12.21      13.08     82,103,465.30
                                                   2017      13.08      15.30     79,155,170.23
Brighthouse/Aberdeen Emerging Markets Equity
  Investment Division (Class B) (formerly
  Met/Aberdeen
 Emerging Markets Equity Investment Division       2009       5.49      10.40        292,294.23
   (Class B)).....................................
                                                   2010      10.40      12.72        792,854.91
                                                   2011      12.72      10.22      1,346,341.27
                                                   2012      10.22      12.01      1,430,468.92
                                                   2013      12.01      11.28      1,592,603.98
                                                   2014      11.28      10.43      1,699,327.40
                                                   2015      10.43       8.88      1,823,459.53
                                                   2016       8.88       9.79      1,693,060.42
                                                   2017       9.79      12.42      1,550,785.55

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
Brighthouse/Artisan Mid Cap Value Investment
  Division (Class B) (formerly Met/Artisan Mid Cap
  Value
 Investment Division (Class B))................... 2009       16.75      27.63        40,073.84
                                                   2010       27.63      31.35        97,151.57
                                                   2011       31.35      33.00       165,257.34
                                                   2012       33.00      36.40       185,283.83
                                                   2013       36.40      49.12       201,490.15
                                                   2014       49.12      49.38       219,626.00
                                                   2015       49.38      44.09       220,742.45
                                                   2016       44.09      53.46       227,354.74
                                                   2017       53.46      59.48       202,912.65
Brighthouse/Dimensional International Small
  Company Investment Division (Class B) (formerly
 Met/Dimensional International Small Company       2009        8.32      14.30        26,431.26
   Investment Division (Class B)).................
                                                   2010       14.30      17.33        66,330.90
                                                   2011       17.33      14.35        95,189.03
                                                   2012       14.35      16.72       105,113.19
                                                   2013       16.72      21.10        99,537.23
                                                   2014       21.10      19.46       133,068.35
                                                   2015       19.46      20.35       131,481.22
                                                   2016       20.35      21.28       139,169.63
                                                   2017       21.28      27.45       121,836.52
Brighthouse/Eaton Vance Floating Rate Investment
  Division (Class B) (formerly Met/Eaton Vance
  Floating
 Rate Investment Division (Class B)).............. 2010        9.99      10.24        46,498.93
                                                   2011       10.24      10.32       254,726.02
                                                   2012       10.32      10.95       321,820.59
                                                   2013       10.95      11.24       486,222.11
                                                   2014       11.24      11.19       495,277.10
                                                   2015       11.19      10.97       446,508.08
                                                   2016       10.97      11.85       483,566.07
                                                   2017       11.85      12.15       481,892.62
Brighthouse/Franklin Low Duration Total Return
  Investment Division (Class B) (formerly
  Met/Franklin Low
 Duration Total Return Investment Division (Class  2011        9.98       9.78       115,895.24
   B)) (5/2/2011).................................
                                                   2012        9.78      10.09       233,018.37
                                                   2013       10.09      10.09     1,323,087.46
                                                   2014       10.09      10.08     1,624,351.14
                                                   2015       10.08       9.90     1,500,726.20
                                                   2016        9.90      10.10     1,312,932.78
                                                   2017       10.10      10.12     1,443,006.49
Brighthouse/Templeton International Bond
  Investment Division (Class B) (formerly
  Met/Templeton
 International Bond Investment Division (Class     2009        9.99      10.91        12,624.29
   B)) (5/1/2009).................................
                                                   2010       10.91      12.25       102,653.07
                                                   2011       12.25      12.07       175,551.90
                                                   2012       12.07      13.63       181,670.49
                                                   2013       13.63      13.62       196,329.70
                                                   2014       13.62      13.62       186,470.80
                                                   2015       13.62      12.90       186,492.57
                                                   2016       12.90      12.86       186,040.49
                                                   2017       12.86      12.73       182,721.00
Brighthouse/Wellington Core Equity Opportunities
  Investment Division (Class B) (formerly
  Met/Wellington
 Core Equity Opportunities Investment Division     2009       19.10      31.11       332,146.13
   (Class B)).....................................
                                                   2010       31.11      34.35       926,194.84
                                                   2011       34.35      32.51     1,266,027.80
                                                   2012       32.51      36.19     1,230,138.13
                                                   2013       36.19      47.71     1,101,731.84
                                                   2014       47.71      52.05       985,641.98
                                                   2015       52.05      52.56       901,936.26
                                                   2016       52.56      55.62       875,185.59
                                                   2017       55.62      65.33       781,147.00


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
Brighthouse/Wellington Large Cap Research
  Investment Division (Class B) (formerly
  Met/Wellington Large
 Cap Research Investment Division (Class B))...... 2009       6.28      8.73      304,199.63
                                                   2010       8.73      9.69      789,740.66
                                                   2011       9.69      9.60    1,249,088.17
                                                   2012       9.60     10.75    1,193,672.07
                                                   2013      10.75     14.26    1,120,989.92
                                                   2014      14.26     15.99    1,013,433.72
                                                   2015      15.99     16.51      895,987.36
                                                   2016      16.51     17.66      803,402.58
                                                   2017      17.66     21.27      712,673.23
Clarion Global Real Estate Investment Division     2009       6.78     12.63      199,310.66
  (Class B).......................................
                                                   2010      12.63     14.50      534,447.99
                                                   2011      14.50     13.53      812,958.23
                                                   2012      13.53     16.85      840,752.55
                                                   2013      16.85     17.25      914,368.22
                                                   2014      17.25     19.32      933,153.52
                                                   2015      19.32     18.83      910,186.75
                                                   2016      18.83     18.78      890,891.90
                                                   2017      18.78     20.56      853,040.70
ClearBridge Aggressive Growth Investment Division  2009       4.36      6.32       51,513.67
  (Class B).......................................
                                                   2010       6.32      7.74      302,245.24
                                                   2011       7.74      7.90    1,218,407.70
                                                   2012       7.90      9.26    1,293,947.09
                                                   2013       9.26     13.33    1,802,316.10
                                                   2014      13.33     15.66    5,806,780.93
                                                   2015      15.66     14.86    5,705,292.18
                                                   2016      14.86     15.08    5,235,571.30
                                                   2017      15.08     17.66    4,700,360.26
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B))................... 2009     100.31    154.51       96,556.20
                                                   2010     154.51    167.09      240,871.66
                                                   2011     167.09    152.72      293,839.16
                                                   2012     152.72    184.96      281,888.96
                                                   2013     184.96    235.48      248,702.49
                                                   2014     235.48    245.40            0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive
 Growth Investment Division (Class B) and before
   that Legg Mason Value Equity Investment Division
   (Class
 B) and before that MFS(R) Investors Trust         2009       3.78      6.37       93,309.13
   Investment Division (Class B)) (Class B).......
                                                   2010       6.37      6.76      251,604.89
                                                   2011       6.76      7.19            0.00
Frontier Mid Cap Growth Investment Division        2009      25.54     41.80       77,402.72
  (Class B).......................................
                                                   2010      41.80     47.52      193,655.03
                                                   2011      47.52     45.45      256,422.42
                                                   2012      45.45     49.74      258,786.24
                                                   2013      49.74     65.12      221,409.88
                                                   2014      65.12     71.37      207,119.71
                                                   2015      71.37     72.40      188,962.26
                                                   2016      72.40     75.26      185,645.15
                                                   2017      75.26     92.95      162,201.92

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
Harris Oakmark International Investment Division   2009       9.19      17.73        478,215.20
  (Class B).......................................
                                                   2010      17.73      20.41      1,569,833.30
                                                   2011      20.41      17.30      2,644,486.87
                                                   2012      17.30      22.10      2,555,240.97
                                                   2013      22.10      28.52      2,414,785.11
                                                   2014      28.52      26.56      2,603,624.35
                                                   2015      26.56      25.07      2,599,548.05
                                                   2016      25.07      26.81      2,400,996.40
                                                   2017      26.81      34.57      2,022,625.15
Invesco Balanced-Risk Allocation Investment        2012       1.01       1.04     72,210,858.82
  Division (Class B) (4/30/2012)..................
                                                   2013       1.04       1.05    123,614,083.37
                                                   2014       1.05       1.10    122,831,586.66
                                                   2015       1.10       1.04    127,388,151.90
                                                   2016       1.04       1.15    136,205,501.78
                                                   2017       1.15       1.25    134,455,115.23
Invesco Small Cap Growth Investment Division       2009       8.50      13.04         61,617.86
  (Class B).......................................
                                                   2010      13.04      16.27         91,751.53
                                                   2011      16.27      15.91        128,334.65
                                                   2012      15.91      18.60        142,739.51
                                                   2013      18.60      25.77        149,954.23
                                                   2014      25.77      27.49        153,361.74
                                                   2015      27.49      26.71        148,484.30
                                                   2016      26.71      29.43        134,244.90
                                                   2017      29.43      36.46        125,468.71
Jennison Growth Investment Division (Class B)..... 2009       7.77      11.43        161,983.58
                                                   2010      11.43      12.58        500,921.27
                                                   2011      12.58      12.46        764,641.21
                                                   2012      12.46      14.24      1,431,450.15
                                                   2013      14.24      19.25      1,317,470.48
                                                   2014      19.25      20.69      1,255,596.88
                                                   2015      20.69      22.61      1,196,686.42
                                                   2016      22.61      22.32      1,137,587.94
                                                   2017      22.32      30.23        941,370.96
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment
 Division (Class B)).............................. 2009       5.06       7.97        179,154.60
                                                   2010       7.97       8.62        538,904.41
                                                   2011       8.62       8.40        701,769.74
                                                   2012       8.40       9.46              0.00
JPMorgan Core Bond Investment Division (Class B)   2013      11.37      10.83      2,216,738.28
  (4/29/2013).....................................
                                                   2014      10.83      11.26      2,176,265.44
                                                   2015      11.26      11.18      2,147,577.02
                                                   2016      11.18      11.30      2,118,489.42
                                                   2017      11.30      11.54      2,184,141.45
JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment
  Division
 (Class C))....................................... 2009       8.90       9.93        472,039.59
                                                   2010       9.93      10.42      1,460,722.97
                                                   2011      10.42      10.90      1,817,300.15
                                                   2012      10.90      11.30      1,988,219.10
                                                   2013      11.30      11.27              0.00
JPMorgan Global Active Allocation Investment       2012       1.01       1.05     51,981,892.96
  Division (Class B) (4/30/2012)..................
                                                   2013       1.05       1.15    164,056,074.15
                                                   2014       1.15       1.22    191,336,506.58
                                                   2015       1.22       1.21    215,897,009.63
                                                   2016       1.21       1.23    220,112,071.17
                                                   2017       1.23       1.42    203,996,059.92


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


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
JPMorgan Small Cap Value Investment Division       2009       7.87      12.64        64,726.32
  (Class B).......................................
                                                   2010      12.64      14.90       180,898.77
                                                   2011      14.90      13.21       316,902.24
                                                   2012      13.21      15.06       326,392.20
                                                   2013      15.06      19.79       291,410.27
                                                   2014      19.79      20.42       297,061.00
                                                   2015      20.42      18.68       294,281.55
                                                   2016      18.68      24.10       324,240.78
                                                   2017      24.10      24.62       308,579.31
Loomis Sayles Global Markets Investment Division   2009       7.29      10.94        89,314.52
  (Class B).......................................
                                                   2010      10.94      13.19       351,045.47
                                                   2011      13.19      12.85       671,450.07
                                                   2012      12.85      14.85       709,024.20
                                                   2013      14.85      17.20     1,238,206.94
                                                   2014      17.20      17.59     1,166,745.23
                                                   2015      17.59      17.60     1,122,402.18
                                                   2016      17.60      18.23     1,026,126.01
                                                   2017      18.23      22.17       885,571.09
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment
 Division (Class B)).............................. 2009       7.50      10.10        89,782.82
                                                   2010      10.10      11.17       430,212.23
                                                   2011      11.17      11.28       816,958.20
                                                   2012      11.28      12.54       826,664.89
                                                   2013      12.54      13.10             0.00
Loomis Sayles Small Cap Core Investment Division   2009      19.41      29.62       108,435.73
  (Class B).......................................
                                                   2010      29.62      37.25       189,018.51
                                                   2011      37.25      36.95       250,380.86
                                                   2012      36.95      41.74       268,374.96
                                                   2013      41.74      58.05       243,004.55
                                                   2014      58.05      59.40       241,648.36
                                                   2015      59.40      57.70       229,676.73
                                                   2016      57.70      67.86       208,567.96
                                                   2017      67.86      77.12       190,804.20
MetLife Aggregate Bond Index Investment Division
  (Class B) (formerly Barclays Aggregate Bond
  Index
 Investment Division (Class B))................... 2009      14.64      15.31     1,769,204.84
                                                   2010      15.31      16.00     4,669,050.68
                                                   2011      16.00      16.97     5,938,826.89
                                                   2012      16.97      17.38     6,399,021.37
                                                   2013      17.38      16.75     7,233,346.84
                                                   2014      16.75      17.46     7,571,768.73
                                                   2015      17.46      17.28     7,630,252.34
                                                   2016      17.28      17.45     7,942,019.13
                                                   2017      17.45      17.76     7,767,609.62
MetLife Mid Cap Stock Index Investment Division    2009       8.83      14.34       494,945.20
  (Class B).......................................
                                                   2010      14.34      17.86     1,005,611.84
                                                   2011      17.86      17.27     1,463,657.58
                                                   2012      17.27      20.03     1,540,647.30
                                                   2013      20.03      26.30     1,434,749.73
                                                   2014      26.30      28.40     1,458,859.71
                                                   2015      28.40      27.34     1,440,262.64
                                                   2016      27.34      32.47     1,338,988.11
                                                   2017      32.47      37.12     1,239,311.73

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
MetLife MSCI EAFE(R) Index Investment Division
  (Class B) (formerly MSCI EAFE(R) Index Investment
  Division
 (Class B))....................................... 2009       7.72      12.37        723,645.98
                                                   2010      12.37      13.20      1,819,585.67
                                                   2011      13.20      11.40      2,734,050.21
                                                   2012      11.40      13.30      2,832,194.87
                                                   2013      13.30      15.98      2,706,566.84
                                                   2014      15.98      14.81      2,981,046.37
                                                   2015      14.81      14.45      3,028,845.24
                                                   2016      14.45      14.43      3,079,922.08
                                                   2017      14.43      17.77      2,705,961.53
MetLife Multi-Index Targeted Risk Investment       2013       1.08       1.13     84,236,317.46
  Division (Class B) (4/29/2013)..................
                                                   2014       1.13       1.22    149,812,332.73
                                                   2015       1.22       1.19    223,171,380.46
                                                   2016       1.19       1.23    245,812,136.76
                                                   2017       1.23       1.40    233,560,827.23
MetLife Russell 2000(R) Index Investment Division
  (Class B) (formerly Russell 2000(R) Index
  Investment
 Division (Class B)).............................. 2009       9.46      14.85        179,232.29
                                                   2010      14.85      18.59        344,045.22
                                                   2011      18.59      17.59        495,214.45
                                                   2012      17.59      20.17        537,110.41
                                                   2013      20.17      27.56        507,144.46
                                                   2014      27.56      28.55        544,526.32
                                                   2015      28.55      26.95        578,459.05
                                                   2016      26.95      32.23        570,620.73
                                                   2017      32.23      36.45        568,288.02
MetLife Stock Index Investment Division (Class B). 2009      23.79      35.88        824,368.94
  .
                                                   2010      35.88      40.61      1,900,471.07
                                                   2011      40.61      40.80      2,429,677.89
                                                   2012      40.80      46.56      2,348,110.59
                                                   2013      46.56      60.61      2,111,322.25
                                                   2014      60.61      67.77      2,002,870.50
                                                   2015      67.77      67.61      1,928,133.10
                                                   2016      67.61      74.44      1,808,622.08
                                                   2017      74.44      89.22      1,612,405.18
MFS Value Investment Division II (Class B)
  (formerly BlackRock Large Cap Value Investment
  Division (Class
 B)).............................................. 2009       7.71      10.47        434,198.51
                                                   2010      10.47      11.28      1,065,040.95
                                                   2011      11.28      11.38      1,626,358.14
                                                   2012      11.38      12.82      1,677,535.30
                                                   2013      12.82      16.69      1,547,442.34
                                                   2014      16.69      18.10      1,552,710.50
                                                   2015      18.10      16.79      1,517,762.92
                                                   2016      16.79      19.60      1,401,137.53
                                                   2017      19.60      20.80      1,328,936.26
MFS(R) Research International Investment Division  2009       8.24      13.50        415,589.91
  (Class B).......................................
                                                   2010      13.50      14.87        800,217.80
                                                   2011      14.87      13.12      1,114,555.17
                                                   2012      13.12      15.14      1,144,364.66
                                                   2013      15.14      17.85      1,103,011.68
                                                   2014      17.85      16.42      1,155,236.25
                                                   2015      16.42      15.94      1,156,074.79
                                                   2016      15.94      15.62      1,141,684.45
                                                   2017      15.62      19.79        989,917.03


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
MFS(R) Total Return Investment Division (Class B). 2009       33.11      43.43        33,466.57
  .
                                                   2010       43.43      47.14        99,551.27
                                                   2011       47.14      47.61       129,686.37
                                                   2012       47.61      52.39       137,061.67
                                                   2013       52.39      61.47       127,733.43
                                                   2014       61.47      65.85       136,972.14
                                                   2015       65.85      64.84       131,957.07
                                                   2016       64.84      69.82       127,170.61
                                                   2017       69.82      77.42       116,842.62
MFS(R) Value Investment Division (Class B)........ 2009        9.35      13.63       240,926.10
                                                   2010       13.63      14.98       672,419.81
                                                   2011       14.98      14.91       987,913.48
                                                   2012       14.91      17.14     1,107,181.48
                                                   2013       17.14      22.95     1,764,616.91
                                                   2014       22.95      25.08     1,731,882.36
                                                   2015       25.08      24.70     1,656,897.09
                                                   2016       24.70      27.86     1,614,017.44
                                                   2017       27.86      32.39     1,450,482.83
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class
 B)).............................................. 2009        5.60       8.16       239,309.53
                                                   2010        8.16       8.95       872,804.35
                                                   2011        8.95       8.80     1,347,305.33
                                                   2012        8.80       9.91     1,333,093.55
                                                   2013        9.91      10.87             0.00
Morgan Stanley Mid Cap Growth Investment Division  2010       13.30      15.47       165,462.25
  (Class B).......................................
                                                   2011       15.47      14.24       287,795.21
                                                   2012       14.24      15.38       363,919.68
                                                   2013       15.38      21.14       332,922.65
                                                   2014       21.14      21.11       313,188.10
                                                   2015       21.11      19.82       319,209.69
                                                   2016       19.82      17.94       315,009.90
                                                   2017       17.94      24.81       285,902.69
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment
 Division (Class B)).............................. 2009        8.63      12.16        54,119.36
                                                   2010       12.16      13.17             0.00
Neuberger Berman Genesis Investment Division       2010       15.28      16.77        44,618.11
  (Class B).......................................
                                                   2011       16.77      17.49       110,219.26
                                                   2012       17.49      18.97       121,629.77
                                                   2013       18.97      25.92       278,935.36
                                                   2014       25.92      25.55       269,891.12
                                                   2015       25.55      25.35       252,025.01
                                                   2016       25.35      29.67       237,482.87
                                                   2017       29.67      33.88       217,406.43
Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class
 B)).............................................. 2009        8.29      13.13        65,941.05
                                                   2010       13.13      15.95       158,512.09
                                                   2011       15.95      14.93       231,703.10
                                                   2012       14.93      15.54       255,508.97
                                                   2013       15.54      16.87             0.00


                                                                           205

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
Oppenheimer Global Equity Investment Division      2009       10.31      16.87        162,782.87
  (Class B).......................................
                                                   2010       16.87      19.34        434,502.98
                                                   2011       19.34      17.51        625,364.43
                                                   2012       17.51      20.97        623,717.96
                                                   2013       20.97      26.36        775,718.47
                                                   2014       26.36      26.61        778,536.61
                                                   2015       26.61      27.34        782,548.26
                                                   2016       27.34      27.09        725,802.78
                                                   2017       27.09      36.63        619,431.35
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment
 Division (Class B)).............................. 2009        5.60       8.62         98,978.76
                                                   2010        8.62       9.18        321,618.66
                                                   2011        9.18       8.45        455,855.42
                                                   2012        8.45      10.20        446,269.99
                                                   2013       10.20      10.86              0.00
PanAgora Global Diversified Risk Investment        2014        0.99       1.03      1,688,971.05
  Division (Class B) (4/28/2014)..................
                                                   2015        1.03       0.96      7,588,278.65
                                                   2016        0.96       1.06     26,264,415.02
                                                   2017        1.06       1.18     27,417,970.92
PIMCO Inflation Protected Bond Investment          2009       11.67      13.18      1,077,173.91
  Division (Class B)..............................
                                                   2010       13.18      14.04      3,467,390.63
                                                   2011       14.04      15.42      5,116,845.00
                                                   2012       15.42      16.64      5,782,119.58
                                                   2013       16.64      14.92      5,940,458.22
                                                   2014       14.92      15.18      5,632,303.83
                                                   2015       15.18      14.54      5,429,758.47
                                                   2016       14.54      15.09      5,169,244.14
                                                   2017       15.09      15.43      5,292,611.85
PIMCO Total Return Investment Division (Class B).. 2009       13.35      15.70      1,689,173.14
  .
                                                   2010       15.70      16.79      5,532,667.62
                                                   2011       16.79      17.12      7,692,459.93
                                                   2012       17.12      18.49      8,349,388.74
                                                   2013       18.49      17.93      9,048,919.03
                                                   2014       17.93      18.47      8,686,332.32
                                                   2015       18.47      18.26      8,356,511.39
                                                   2016       18.26      18.52      7,892,937.04
                                                   2017       18.52      19.14      7,937,625.94
Pyramis(R) Government Income Investment Division   2011        9.99      10.77      5,763,075.94
  (Class B) (5/2/2011)............................
                                                   2012       10.77      10.98     16,077,172.81
                                                   2013       10.98      10.36     14,522,524.64
                                                   2014       10.36      11.02     13,597,014.88
                                                   2015       11.02      10.94     12,812,957.90
                                                   2016       10.94      10.96     12,885,696.89
                                                   2017       10.96      11.11     11,596,369.77
Schroders Global Multi-Asset Investment Division   2012        1.01       1.06     39,320,823.75
  (Class B) (4/30/2012)...........................
                                                   2013        1.06       1.16    107,055,296.88
                                                   2014        1.16       1.24    122,473,708.86
                                                   2015        1.24       1.21    144,352,438.02
                                                   2016        1.21       1.26    146,629,401.75
                                                   2017        1.26       1.43    136,953,019.87
Schroders Global Multi-Asset Investment Division
  II (Class B) (formerly Pyramis(R) Managed Risk
  Investment
 Division (Class B)) (4/29/2013).................. 2013       10.21      10.77      1,848,482.75
                                                   2014       10.77      11.56      3,534,460.25
                                                   2015       11.56      11.29      8,241,260.95
                                                   2016       11.29      11.67      9,401,901.97
                                                   2017       11.67      13.44      9,415,221.25


206

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
SSGA Growth and Income ETF Investment Division     2009       7.53      10.66      3,550,359.77
  (Class B).......................................
                                                   2010      10.66      11.83     13,006,821.13
                                                   2011      11.83      11.82     18,884,110.88
                                                   2012      11.82      13.19     18,948,745.89
                                                   2013      13.19      14.72     17,907,381.01
                                                   2014      14.72      15.40     16,897,591.45
                                                   2015      15.40      14.93     16,406,339.99
                                                   2016      14.93      15.61     15,334,405.30
                                                   2017      15.61      17.88     13,842,210.02
SSGA Growth ETF Investment Division (Class B)..... 2009       6.65      10.11      1,077,778.30
                                                   2010      10.11      11.40      1,316,852.37
                                                   2011      11.40      11.03      1,547,797.47
                                                   2012      11.03      12.55      1,500,332.65
                                                   2013      12.55      14.65      1,628,466.91
                                                   2014      14.65      15.26      1,684,313.72
                                                   2015      15.26      14.74      1,584,576.85
                                                   2016      14.74      15.57      1,435,996.68
                                                   2017      15.57      18.42      1,373,052.59
T. Rowe Price Large Cap Growth Investment          2013       7.36       9.31      1,598,409.38
  Division (Class B)..............................
                                                   2014       9.31      10.02      1,846,275.32
                                                   2015      10.02      10.95      2,248,139.77
                                                   2016      10.95      10.99      2,599,735.10
                                                   2017      10.99      14.50      2,499,564.01
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment Division
 (Class B))....................................... 2009       3.23       5.62        426,038.90
                                                   2010       5.62       7.09        879,983.29
                                                   2011       7.09       6.31      1,387,810.10
                                                   2012       6.31       7.00      1,467,986.52
                                                   2013       7.00       7.33              0.00
T. Rowe Price Mid Cap Growth Investment Division   2009       5.27       8.51        735,993.67
  (Class B).......................................
                                                   2010       8.51      10.74      1,918,323.85
                                                   2011      10.74      10.44      2,813,703.76
                                                   2012      10.44      11.73      2,946,419.54
                                                   2013      11.73      15.85      2,835,378.70
                                                   2014      15.85      17.67      2,767,850.82
                                                   2015      17.67      18.63      2,767,778.96
                                                   2016      18.63      19.56      2,642,415.26
                                                   2017      19.56      24.13      2,392,874.41
T. Rowe Price Small Cap Growth Investment          2009       8.93      14.10        105,058.84
  Division (Class B)..............................
                                                   2010      14.10      18.77        449,727.80
                                                   2011      18.77      18.82        691,790.85
                                                   2012      18.82      21.56        720,744.61
                                                   2013      21.56      30.74        728,242.55
                                                   2014      30.74      32.40        768,049.45
                                                   2015      32.40      32.82        839,609.94
                                                   2016      32.82      36.17        785,031.83
                                                   2017      36.17      43.82        739,691.33


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
VanEck Global Natural Resources Investment
  Division (Class B) (formerly Van Eck Global
  Natural Resources
 Investment Division (Class B)) (5/1/2009)........ 2009       11.06      14.83      118,536.18
                                                   2010       14.83      18.91      430,881.43
                                                   2011       18.91      15.58      790,901.19
                                                   2012       15.58      15.80      920,281.74
                                                   2013       15.80      17.29      873,198.13
                                                   2014       17.29      13.88      948,752.88
                                                   2015       13.88       9.22    1,265,184.94
                                                   2016        9.22      13.11    1,034,974.81
                                                   2017       13.11      12.86    1,141,185.75
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Invesco Mid Cap
  Value Investment
 Division (Class B)).............................. 2009       11.57      20.68      194,302.75
                                                   2010       20.68      25.77      614,589.69
                                                   2011       25.77      23.78      877,025.26
                                                   2012       23.78      26.32            0.00
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Invesco Mid Cap
  Value Investment
 Division (Class B)).............................. 2012       26.19      26.97      842,850.89
                                                   2013       26.97      34.74      723,476.85
                                                   2014       34.74      37.65      664,775.80
                                                   2015       37.65      33.88      657,559.90
                                                   2016       33.88      38.69      590,646.94
                                                   2017       38.69      41.87      558,023.54
Western Asset Management Strategic Bond            2016       31.64      32.88      620,798.29
  Opportunities Investment Division (Class B).....
                                                   2017       32.88      35.08      629,001.16
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett
 Bond Debenture Investment Division (Class B)).... 2009       16.46      21.54      165,094.63
                                                   2010       21.54      24.06      406,429.33
                                                   2011       24.06      24.85      577,074.62
                                                   2012       24.85      27.74      668,481.29
                                                   2013       27.74      29.61      705,889.42
                                                   2014       29.61      30.69      725,188.26
                                                   2015       30.69      29.68      744,106.93
                                                   2016       29.68      30.60            0.00
Western Asset Management Strategic Bond            2016       32.29      33.58      471,832.03
  Opportunities Investment Division (Class E).....
                                                   2017       33.58      35.84      427,938.19
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class E)
  (formerly Pioneer
 Strategic Income Investment Division (Class E)).. 2009       18.27      23.51       62,902.86
   .
                                                   2010       23.51      26.04      328,356.40
                                                   2011       26.04      26.63      465,357.53
                                                   2012       26.63      29.34      478,766.79
                                                   2013       29.34      29.42      487,714.18
                                                   2014       29.42      30.37      540,582.29
                                                   2015       30.37      29.59      574,891.53
                                                   2016       29.59      30.35            0.00
Western Asset Management U.S. Government           2009       16.80      17.35      209,190.30
  Investment Division (Class B)...................
                                                   2010       17.35      18.09      631,888.84
                                                   2011       18.09      18.82      849,935.44
                                                   2012       18.82      19.18      913,862.74
                                                   2013       19.18      18.78      922,654.79
                                                   2014       18.78      19.04      899,243.06
                                                   2015       19.04      18.88      848,943.50
                                                   2016       18.88      18.86      825,698.69
                                                   2017       18.86      18.96      814,919.03





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
                                                              At 1.40 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Global Small Capitalization         2009         14.63          25.75         276,113.24
  Investment Division (Class 2)...................
                                                   2010         25.75          31.09         692,151.36
                                                   2011         31.09          24.79         975,850.58
                                                   2012         24.79          28.89         975,463.20
                                                   2013         28.89          36.54         895,201.06
                                                   2014         36.54          36.80         894,156.80
                                                   2015         36.80          36.38         856,385.45
                                                   2016         36.38          36.63         806,147.05
                                                   2017         36.63          45.48         702,569.80
American Funds Growth-Income Investment Division   2009         63.17          95.20          86,787.00
  (Class 2).......................................
                                                   2010         95.20         104.60         243,378.15
                                                   2011        104.60         101.26         338,798.10
                                                   2012        101.26         117.30         327,601.24
                                                   2013        117.30         154.43         310,504.27
                                                   2014        154.43         168.47         296,454.80
                                                   2015        168.47         168.55         284,565.49
                                                   2016        168.55         185.36         263,369.91
                                                   2017        185.36         223.70         236,308.39






2.25 Separate Account Charge......................
                                                          BEGINNING OF
                                                          YEAR             END OF YEAR      NUMBER OF
                                                          ACCUMULATIO  N   ACCUMULATIO  N   ACCUMULATION
INVESTMENT DIVISION...............................  YEAR  UNIT VALUE       UNIT VALUE       UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division    2011   9.99             9.68            0.00
  (Class B) (5/2/2011)............................
                                                    2012   9.68            10.41            0.00
                                                    2013  10.41            11.32            0.00
                                                    2014  11.32            11.88            0.00
                                                    2015  11.88            11.68            0.00
                                                    2016  11.68            11.83            0.00
                                                    2017  11.83            13.15            0.00
Allianz Global Investors Dynamic Multi-Asset Plus   2014   0.99             1.03            0.00
  investment Division (Class B) (4/28/2014).......
                                                    2015   1.03             1.00            0.00
                                                    2016   1.00             0.99            0.00
                                                    2017   0.99             1.12            0.00
American Funds(R) Balanced Allocation Investment    2009   6.29             8.81            0.00
  Division (Class C)..............................
                                                    2010   8.81             9.66            0.00
                                                    2011   9.66             9.25            0.00
                                                    2012   9.25            10.26            0.00
                                                    2013  10.26            11.89            0.00
                                                    2014  11.89            12.33            0.00
                                                    2015  12.33            11.97            0.00
                                                    2016  11.97            12.62            0.00
                                                    2017  12.62            14.42            0.00
American Funds(R) Growth Allocation Investment      2009   5.55             8.28            0.00
  Division (Class C)..............................
                                                    2010   8.28             9.19            0.00
                                                    2011   9.19             8.56            0.00
                                                    2012   8.56             9.72            0.00
                                                    2013   9.72            11.89            0.00
                                                    2014  11.89            12.37            0.00
                                                    2015  12.37            12.00            0.00
                                                    2016  12.00            12.79            0.00
                                                    2017  12.79            15.18            0.00


                                                                           209

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
American Funds(R) Growth Investment Division       2009       4.99      7.77      506.95
  (Class C).......................................
                                                   2010       7.77      8.99    3,208.07
                                                   2011       8.99      8.39    3,255.23
                                                   2012       8.39      9.63    1,131.86
                                                   2013       9.63     12.22    1,822.96
                                                   2014      12.22     12.92    1,795.00
                                                   2015      12.92     13.46    5,578.77
                                                   2016      13.46     14.36    2,280.29
                                                   2017      14.36     17.96    2,102.84
American Funds(R) Moderate Allocation Investment   2009       7.08      9.21        0.00
  Division (Class C)..............................
                                                   2010       9.21      9.90        0.00
                                                   2011       9.90      9.70        0.00
                                                   2012       9.70     10.51        0.00
                                                   2013      10.51     11.67        0.00
                                                   2014      11.67     12.10        0.00
                                                   2015      12.10     11.75        0.00
                                                   2016      11.75     12.29        0.00
                                                   2017      12.29     13.58        0.00
AQR Global Risk Balanced Investment Division       2011      10.34     10.54        0.00
  (Class B) (5/2/2011)............................
                                                   2012      10.54     11.39        0.00
                                                   2013      11.39     10.76        0.00
                                                   2014      10.76     10.94        0.00
                                                   2015      10.94      9.67        0.00
                                                   2016       9.67     10.30        0.00
                                                   2017      10.30     11.06        0.00
Baillie Gifford International Stock Investment     2009       7.48     10.98        0.00
  Division (Class B)..............................
                                                   2010      10.98     11.47        0.00
                                                   2011      11.47      8.95        0.00
                                                   2012       8.95     10.45        0.00
                                                   2013      10.45     11.77        0.00
                                                   2014      11.77     11.12        0.00
                                                   2015      11.12     10.63        0.00
                                                   2016      10.63     10.92        0.00
                                                   2017      10.92     14.41        0.00
BlackRock Bond Income Investment Division (Class   2009      36.65     39.65        0.00
  B)..............................................
                                                   2010      39.65     41.90      376.72
                                                   2011      41.90     43.55      375.80
                                                   2012      43.55     45.68      375.80
                                                   2013      45.68     44.21      375.80
                                                   2014      44.21     46.17      375.80
                                                   2015      46.17     45.30      972.35
                                                   2016      45.30     45.56      330.37
                                                   2017      45.56     46.26       67.24
BlackRock Capital Appreciation Investment          2009      15.92     23.64       91.91
  Division (Class B)..............................
                                                   2010      23.64     27.61      966.83
                                                   2011      27.61     24.52    1,023.33
                                                   2012      24.52     27.35      314.00
                                                   2013      27.35     35.81      566.76
                                                   2014      35.81     38.04      470.14
                                                   2015      38.04     39.43      446.50
                                                   2016      39.43     38.49      458.16
                                                   2017      38.49     50.28      435.86


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
BlackRock Global Tactical Strategies Investment    2011       9.99      9.51         0.00
  Division (Class B) (5/2/2011)...................
                                                   2012       9.51     10.15         0.00
                                                   2013      10.15     10.94         0.00
                                                   2014      10.94     11.33         0.00
                                                   2015      11.33     11.07         0.00
                                                   2016      11.07     11.30         0.00
                                                   2017      11.30     12.52         0.00
BlackRock Ultra-Short Term Bond Investment
  Division (Class B) (formerly BlackRock Money
  Market Investment
 Division (Class B)).............................. 2009      19.22     18.87     1,110.09
                                                   2010      18.87     18.45     1,198.15
                                                   2011      18.45     18.04     1,202.87
                                                   2012      18.04     17.64     1,246.30
                                                   2013      17.64     17.24     1,408.72
                                                   2014      17.24     16.86         0.00
                                                   2015      16.86     16.48         0.00
                                                   2016      16.48     16.13         0.00
                                                   2017      16.13     15.88         0.00
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 100 Investment
 Division (Class B) and before that MetLife        2009       6.15      9.47         0.00
   Aggressive Allocation Investment Division (Class
   B))............................................
                                                   2010       9.47     10.71         0.00
                                                   2011      10.71     11.59         0.00
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 100 Investment
 Division (Class B)).............................. 2011      11.55      9.84         0.00
                                                   2012       9.84     11.23         0.00
                                                   2013      11.23     14.22         0.00
                                                   2014      14.22     14.61         0.00
                                                   2015      14.61     14.00         0.00
                                                   2016      14.00     14.91         0.00
                                                   2017      14.91     17.93         0.00
Brighthouse Asset Allocation 20 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 20 Investment
 Division (Class B)).............................. 2009       8.90     10.89    29,668.04
                                                   2010      10.89     11.72    31,683.25
                                                   2011      11.72     11.83    31,442.37
                                                   2012      11.83     12.63    31,212.47
                                                   2013      12.63     12.88    30,976.54
                                                   2014      12.88     13.16    30,736.32
                                                   2015      13.16     12.79    29,476.87
                                                   2016      12.79     13.07    27,301.54
                                                   2017      13.07     13.67    25,198.80
Brighthouse Asset Allocation 40 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 40 Investment
 Division (Class B)).............................. 2009       8.14     10.62    29,679.51
                                                   2010      10.62     11.58    31,695.39
                                                   2011      11.58     11.45    30,050.29
                                                   2012      11.45     12.47    28,451.10
                                                   2013      12.47     13.53    24,829.89
                                                   2014      13.53     13.88    24,607.65
                                                   2015      13.88     13.42    24,376.38
                                                   2016      13.42     13.92    23,195.27
                                                   2017      13.92     15.07    22,086.55


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


---------------------------



Brighthouse Asset Allocation 60 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 60 Investment
 Division (Class B)).............................. 2009       7.40      10.29          0.00
                                                   2010      10.29      11.38          0.00
                                                   2011      11.38      10.98          0.00
                                                   2012      10.98      12.15          0.00
                                                   2013      12.15      14.02          0.00
                                                   2014      14.02      14.40          0.00
                                                   2015      14.40      13.90          0.00
                                                   2016      13.90      14.56          0.00
                                                   2017      14.56      16.33          0.00
Brighthouse Asset Allocation 80 Investment
  Division (Class A) (formerly MetLife Asset
  Allocation 80 Investment
 Division (Class A) and before that MetLife        2013      11.14      12.62          0.00
   Growth Strategy Investment Division (Class B))
   (4/29/2013)....................................
                                                   2014      12.62      12.54          0.00
Brighthouse Asset Allocation 80 Investment
  Division (Class B) (formerly MetLife Asset
  Allocation 80 Investment
 Division (Class B)).............................. 2009       6.74       9.90     56,085.00
                                                   2010       9.90      11.11     55,628.81
                                                   2011      11.11      10.45     55,116.54
                                                   2012      10.45      11.79     54,539.66
                                                   2013      11.79      14.33     52,136.76
                                                   2014      14.33      14.74     49,493.74
                                                   2015      14.74      14.17     46,925.95
                                                   2016      14.17      14.98     44,250.07
                                                   2017      14.98      17.46     41,868.80
Brighthouse Asset Allocation 80 Investment
  Division (formerly MetLife Asset Allocation 80
  Investment Division and
 before that MetLife Growth Strategy Investment
   Division (Class B) and before that Met/Franklin
   Templeton
 Founding Strategy Investment Division (Class B)). 2009       6.12       8.78          0.00
   .
                                                   2010       8.78       9.45          0.00
                                                   2011       9.45       9.08          0.00
                                                   2012       9.08      10.31          0.00
                                                   2013      10.31      11.07          0.00
Brighthouse Balanced Plus Investment Division
  (Class B) (formerly MetLife Balanced Plus
  Investment Division
 (Class B)) (5/2/2011)............................ 2011       9.99       9.32          0.00
                                                   2012       9.32      10.31          0.00
                                                   2013      10.31      11.53          0.00
                                                   2014      11.53      12.36          0.00
                                                   2015      12.36      11.59          0.00
                                                   2016      11.59      12.28          0.00
                                                   2017      12.28      14.21          0.00
Brighthouse/Aberdeen Emerging Markets Equity
  Investment Division (Class B) (formerly
  Met/Aberdeen Emerging
 Markets Equity Investment Division (Class B)).... 2009       5.32       9.99          0.00
                                                   2010       9.99      12.08      2,034.53
                                                   2011      12.08       9.60      2,295.85
                                                   2012       9.60      11.16        584.33
                                                   2013      11.16      10.37      1,525.07
                                                   2014      10.37       9.48      1,734.07
                                                   2015       9.48       7.98      4,905.05
                                                   2016       7.98       8.70      1,912.29
                                                   2017       8.70      10.92      2,014.85

                                                    ---------------------------



Brighthouse/Artisan Mid Cap Value Investment
  Division (Class B) (formerly Met/Artisan Mid Cap
  Value Investment
 Division (Class B)).............................. 2009       14.07      23.00        85.77
                                                   2010       23.00      25.81        86.76
                                                   2011       25.81      26.87         0.00
                                                   2012       26.87      29.31         0.00
                                                   2013       29.31      39.13         0.00
                                                   2014       39.13      38.90       292.49
                                                   2015       38.90      34.35       292.49
                                                   2016       34.35      41.20       292.49
                                                   2017       41.20      45.34       292.49
Brighthouse/Dimensional International Small
  Company Investment Division (Class B) (formerly
  Met/Dimensional
 International Small Company Investment Division   2009        8.30      14.12         0.00
   (Class B)).....................................
                                                   2010       14.12      16.92         0.00
                                                   2011       16.92      13.86         0.00
                                                   2012       13.86      15.97         0.00
                                                   2013       15.97      19.93         0.00
                                                   2014       19.93      18.18         0.00
                                                   2015       18.18      18.80         0.00
                                                   2016       18.80      19.45         0.00
                                                   2017       19.45      24.82         0.00
Brighthouse/Eaton Vance Floating Rate Investment
  Division (Class B) (formerly Met/Eaton Vance
  Floating Rate
 Investment Division (Class B))................... 2010        9.99      10.16         0.00
                                                   2011       10.16      10.13         0.00
                                                   2012       10.13      10.63         0.00
                                                   2013       10.63      10.80         0.00
                                                   2014       10.80      10.63         0.00
                                                   2015       10.63      10.31         0.00
                                                   2016       10.31      11.01         0.00
                                                   2017       11.01      11.17         0.00
Brighthouse/Franklin Low Duration Total Return
  Investment Division (Class B) (formerly
  Met/Franklin Low
 Duration Total Return Investment Division (Class  2011        9.98       9.71         0.00
   B)) (5/2/2011).................................
                                                   2012        9.71       9.91         0.00
                                                   2013        9.91       9.80         0.00
                                                   2014        9.80       9.68         0.00
                                                   2015        9.68       9.41         0.00
                                                   2016        9.41       9.49         0.00
                                                   2017        9.49       9.40         0.00
Brighthouse/Templeton International Bond
  Investment Division (Class B) (formerly
  Met/Templeton International
 Bond Investment Division (Class B)) (5/1/2009)... 2009        9.99      10.83         0.00
   .
                                                   2010       10.83      12.02         0.00
                                                   2011       12.02      11.72         0.00
                                                   2012       11.72      13.09         0.00
                                                   2013       13.09      12.93         0.00
                                                   2014       12.93      12.79         0.00
                                                   2015       12.79      11.99         0.00
                                                   2016       11.99      11.82         0.00
                                                   2017       11.82      11.58         0.00
Brighthouse/Wellington Core Equity Opportunities
  Investment Division (Class B) (formerly
  Met/Wellington Core
 Equity Opportunities Investment Division (Class   2009       16.32      26.32       151.55
   B))............................................
                                                   2010       26.32      28.75       155.82
                                                   2011       28.75      26.91       155.18
                                                   2012       26.91      29.63       154.93
                                                   2013       29.63      38.64       135.91
                                                   2014       38.64      41.69     1,682.05
                                                   2015       41.69      41.64     2,251.76
                                                   2016       41.64      43.58       232.29
                                                   2017       43.58      50.63       122.46

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
Brighthouse/Wellington Large Cap Research
  Investment Division (Class B) (formerly
  Met/Wellington Large Cap
 Research Investment Division (Class B)).......... 2009       33.18      45.67         0.00
                                                   2010       45.67      50.22         0.00
                                                   2011       50.22      49.23         0.00
                                                   2012       49.23      54.58         0.00
                                                   2013       54.58      71.67         0.00
                                                   2014       71.67      79.54         0.00
                                                   2015       79.54      81.26         0.00
                                                   2016       81.26      86.03         0.00
                                                   2017       86.03     102.58         0.00
Clarion Global Real Estate Investment Division     2009        6.43      11.86       414.83
  (Class B).......................................
                                                   2010       11.86      13.47       416.39
                                                   2011       13.47      12.43       105.67
                                                   2012       12.43      15.32        96.57
                                                   2013       15.32      15.51       103.13
                                                   2014       15.51      17.18        98.62
                                                   2015       17.18      16.56     1,912.82
                                                   2016       16.56      16.33     1,225.74
                                                   2017       16.33      17.68       474.11
ClearBridge Aggressive Growth Investment Division  2009        3.99       5.73         0.00
  (Class B).......................................
                                                   2010        5.73       6.94     3,514.48
                                                   2011        6.94       7.01     3,341.55
                                                   2012        7.01       8.12       771.01
                                                   2013        8.12      11.56     1,476.00
                                                   2014       11.56      13.44     7,082.56
                                                   2015       13.44      12.61     8,115.93
                                                   2016       12.61      12.66     2,768.66
                                                   2017       12.66      14.66     2,421.59
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B))................... 2009       74.57     113.80        23.79
                                                   2010      113.80     121.72        18.69
                                                   2011      121.72     110.04        18.86
                                                   2012      110.04     131.80        17.27
                                                   2013      131.80     165.97        15.79
                                                   2014      165.97     172.36         0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive
 Growth Investment Division (Class B) and before
   that Legg Mason Value Equity Investment Division
   (Class B)
 and before that MFS(R) Investors Trust            2009        3.10       5.17         0.00
   Investment Division (Class B)) (Class B).......
                                                   2010        5.17       5.42         0.00
                                                   2011        5.42       5.75         0.00
Frontier Mid Cap Growth Investment Division        2009       20.31      32.93        65.68
  (Class B).......................................
                                                   2010       32.93      37.02        63.98
                                                   2011       37.02      35.03        59.80
                                                   2012       35.03      37.90        59.81
                                                   2013       37.90      49.08        52.90
                                                   2014       49.08      53.21       607.03
                                                   2015       53.21      53.38     1,687.71
                                                   2016       53.38      54.89        83.45
                                                   2017       54.89      67.05         0.00

                                                    ---------------------------



Harris Oakmark International Investment Division   2009       8.47      16.20        34.00
  (Class B).......................................
                                                   2010      16.20      18.44         2.16
                                                   2011      18.44      15.46         0.00
                                                   2012      15.46      19.53         0.00
                                                   2013      19.53      24.92         0.00
                                                   2014      24.92      22.96       452.66
                                                   2015      22.96      21.43     1,562.05
                                                   2016      21.43      22.67     1,007.93
                                                   2017      22.67      28.91       452.66
Invesco Balanced-Risk Allocation Investment        2012       1.01       1.04         0.00
  Division (Class B) (4/30/2012)..................
                                                   2013       1.04       1.03         0.00
                                                   2014       1.03       1.07         0.00
                                                   2015       1.07       1.00         0.00
                                                   2016       1.00       1.09         0.00
                                                   2017       1.09       1.17         0.00
Invesco Small Cap Growth Investment Division       2009       7.84      11.91       182.42
  (Class B).......................................
                                                   2010      11.91      14.70       163.69
                                                   2011      14.70      14.22       149.24
                                                   2012      14.22      16.43       139.70
                                                   2013      16.43      22.52       117.01
                                                   2014      22.52      23.77         0.00
                                                   2015      23.77      22.84       101.67
                                                   2016      22.84      24.89         0.00
                                                   2017      24.89      30.50         0.00
Jennison Growth Investment Division (Class B)..... 2009       2.95       4.30         0.00
                                                   2010       4.30       4.68         0.00
                                                   2011       4.68       4.59         0.00
                                                   2012       4.59       5.18         0.00
                                                   2013       5.18       6.93         0.00
                                                   2014       6.93       7.37     1,621.04
                                                   2015       7.37       7.96     1,621.04
                                                   2016       7.96       7.78     1,621.04
                                                   2017       7.78      10.42     1,621.04
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment Division
 (Class B))....................................... 2009       4.63       7.22         0.00
                                                   2010       7.22       7.73         5.07
                                                   2011       7.73       7.45         0.00
                                                   2012       7.45       8.36         0.00
JPMorgan Core Bond Investment Division (Class B)   2013      10.76      10.18     1,555.36
  (4/29/2013).....................................
                                                   2014      10.18      10.46     1,555.36
                                                   2015      10.46      10.27     1,555.36
                                                   2016      10.27      10.27         0.00
                                                   2017      10.27      10.37         0.00
JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment
  Division (Class
 C)).............................................. 2009       8.81       9.75         0.00
                                                   2010       9.75      10.12     1,561.09
                                                   2011      10.12      10.47     1,555.36
                                                   2012      10.47      10.73     1,555.36
                                                   2013      10.73      10.71         0.00
JPMorgan Global Active Allocation Investment       2012       1.01       1.04         0.00
  Division (Class B) (4/30/2012)..................
                                                   2013       1.04       1.13         0.00
                                                   2014       1.13       1.18         0.00
                                                   2015       1.18       1.16         0.00
                                                   2016       1.16       1.17         0.00
                                                   2017       1.17       1.34         0.00

---------------------------



JPMorgan Small Cap Value Investment Division       2009       7.54      12.01         0.00
  (Class B).......................................
                                                   2010      12.01      14.00         0.00
                                                   2011      14.00      12.27         0.00
                                                   2012      12.27      13.84         0.00
                                                   2013      13.84      17.99         0.00
                                                   2014      17.99      18.36         0.00
                                                   2015      18.36      16.61         0.00
                                                   2016      16.61      21.20         0.00
                                                   2017      21.20      21.42         0.00
Loomis Sayles Global Markets Investment Division   2009       7.06      10.50         0.00
  (Class B).......................................
                                                   2010      10.50      12.53     1,951.21
                                                   2011      12.53      12.07     1,911.30
                                                   2012      12.07      13.80       458.06
                                                   2013      13.80      15.80     1,357.57
                                                   2014      15.80      15.99     1,384.37
                                                   2015      15.99      15.82     1,395.23
                                                   2016      15.82      16.21     1,094.42
                                                   2017      16.21      19.49     1,120.73
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment Division
 (Class B))....................................... 2009       7.44       9.92       440.46
                                                   2010       9.92      10.84       417.59
                                                   2011      10.84      10.83       404.53
                                                   2012      10.83      11.91       372.53
                                                   2013      11.91      12.40         0.00
Loomis Sayles Small Cap Core Investment Division   2009      16.48      24.93        88.63
  (Class B).......................................
                                                   2010      24.93      31.01       861.08
                                                   2011      31.01      30.42       867.57
                                                   2012      30.42      33.99       254.15
                                                   2013      33.99      46.75       420.37
                                                   2014      46.75      47.31       650.54
                                                   2015      47.31      45.45     2,418.34
                                                   2016      45.45      52.88       592.36
                                                   2017      52.88      59.44       475.43
MetLife Aggregate Bond Index Investment Division
  (Class B) (formerly Barclays Aggregate Bond Index
  Investment
 Division (Class B)).............................. 2009      13.07      13.54     3,900.34
                                                   2010      13.54      14.00     5,660.58
                                                   2011      14.00      14.68     5,706.46
                                                   2012      14.68      14.88     8,371.45
                                                   2013      14.88      14.18     8,737.15
                                                   2014      14.18      14.62     8,699.36
                                                   2015      14.62      14.31     8,434.17
                                                   2016      14.31      14.29     8,120.83
                                                   2017      14.29      14.39    10,441.93
MetLife Mid Cap Stock Index Investment Division    2009       8.03      12.92       566.32
  (Class B).......................................
                                                   2010      12.92      15.91       570.30
                                                   2011      15.91      15.22       337.07
                                                   2012      15.22      17.46     1,891.46
                                                   2013      17.46      22.67     1,658.65
                                                   2014      22.67      24.21     1,601.11
                                                   2015      24.21      23.06     1,611.66
                                                   2016      23.06      27.08     1,449.39
                                                   2017      27.08      30.62     1,972.55

                                                    ---------------------------



MetLife MSCI EAFE(R) Index Investment Division
  (Class B) (formerly MSCI EAFE(R) Index Investment
  Division (Class
 B)).............................................. 2009       6.89      10.95      1,488.00
                                                   2010      10.95      11.55      1,739.99
                                                   2011      11.55       9.86      1,234.26
                                                   2012       9.86      11.38      5,469.63
                                                   2013      11.38      13.52      5,220.91
                                                   2014      13.52      12.39      5,510.45
                                                   2015      12.39      11.96      5,581.91
                                                   2016      11.96      11.81      5,987.67
                                                   2017      11.81      14.40      7,541.47
MetLife Multi-Index Targeted Risk Investment       2013       1.07       1.11          0.00
  Division (Class B) (4/29/2013)..................
                                                   2014       1.11       1.19          0.00
                                                   2015       1.19       1.15          0.00
                                                   2016       1.15       1.17          0.00
                                                   2017       1.17       1.32          0.00
MetLife Russell 2000(R) Index Investment Division
  (Class B) (formerly Russell 2000(R) Index
  Investment Division
 (Class B))....................................... 2009       8.45      13.14          0.00
                                                   2010      13.14      16.26          2.20
                                                   2011      16.26      15.22          0.00
                                                   2012      15.22      17.26        945.92
                                                   2013      17.26      23.33        824.82
                                                   2014      23.33      23.90      4,080.57
                                                   2015      23.90      22.32      5,262.44
                                                   2016      22.32      26.40      1,453.45
                                                   2017      26.40      29.53      1,576.47
MetLife Stock Index Investment Division (Class B). 2009      19.34      28.89      2,223.53
  .
                                                   2010      28.89      32.35      2,495.31
                                                   2011      32.35      32.14      1,444.15
                                                   2012      32.14      36.28      3,125.96
                                                   2013      36.28      46.71      2,573.89
                                                   2014      46.71      51.66      2,591.05
                                                   2015      51.66      50.97      2,954.28
                                                   2016      50.97      55.51      2,155.52
                                                   2017      55.51      65.80      2,731.03
MFS Value Investment Division II (Class B)         2009       7.15       9.62          0.00
  (formerly BlackRock Large Cap Value Investment
  Division (Class B)).............................
                                                   2010       9.62      10.25          2.91
                                                   2011      10.25      10.23          0.00
                                                   2012      10.23      11.40          0.00
                                                   2013      11.40      14.68          0.00
                                                   2014      14.68      15.75        769.87
                                                   2015      15.75      14.44        769.87
                                                   2016      14.44      16.68        769.87
                                                   2017      16.68      17.51        769.87
MFS(R) Research International Investment Division  2009       7.55      12.24          0.00
  (Class B).......................................
                                                   2010      12.24      13.33          0.00
                                                   2011      13.33      11.64          0.00
                                                   2012      11.64      13.28          0.00
                                                   2013      13.28      15.49          0.00
                                                   2014      15.49      14.09          0.00
                                                   2015      14.09      13.53          0.00
                                                   2016      13.53      13.12          0.00
                                                   2017      13.12      16.44          0.00

---------------------------



MFS(R) Total Return Investment Division (Class B). 2009       26.04      33.84         0.00
  .
                                                   2010       33.84      36.33         0.00
                                                   2011       36.33      36.29         0.00
                                                   2012       36.29      39.49         0.00
                                                   2013       39.49      45.83         0.00
                                                   2014       45.83      48.56         0.00
                                                   2015       48.56      47.29         0.00
                                                   2016       47.29      50.37         0.00
                                                   2017       50.37      55.24         0.00
MFS(R) Value Investment Division (Class B)........ 2009        6.83       9.87         0.00
                                                   2010        9.87      10.73         0.00
                                                   2011       10.73      10.56         0.00
                                                   2012       10.56      12.01         0.00
                                                   2013       12.01      15.90         0.00
                                                   2014       15.90      17.18         0.00
                                                   2015       17.18      16.74         0.00
                                                   2016       16.74      18.68         0.00
                                                   2017       18.68      21.47         0.00
MFS(R) Value Investment Division (Class B)         2009        5.54       8.01         0.00
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)).............................
                                                   2010        8.01       8.69         0.00
                                                   2011        8.69       8.45         0.00
                                                   2012        8.45       9.41         0.00
                                                   2013        9.41      10.29         0.00
Morgan Stanley Mid Cap Growth Investment Division  2010       11.50      13.29         0.00
  (Class B).......................................
                                                   2011       13.29      12.09         0.00
                                                   2012       12.09      12.92         0.00
                                                   2013       12.92      17.56         0.00
                                                   2014       17.56      17.35       719.27
                                                   2015       17.35      16.11     5,959.70
                                                   2016       16.11      14.42       682.16
                                                   2017       14.42      19.73       328.11
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment
 Division (Class B)).............................. 2009        7.56      10.55         0.00
                                                   2010       10.55      11.39         0.00
Neuberger Berman Genesis Investment Division       2010       13.71      14.94        74.39
  (Class B).......................................
                                                   2011       14.94      15.41         0.00
                                                   2012       15.41      16.53         0.00
                                                   2013       16.53      22.34         0.00
                                                   2014       22.34      21.78         0.00
                                                   2015       21.78      21.38         0.00
                                                   2016       21.38      24.75         0.00
                                                   2017       24.75      27.95         0.00
Neuberger Berman Genesis Investment Division       2009        7.64      11.99         0.00
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class B)).............................
                                                   2010       11.99      14.41         0.00
                                                   2011       14.41      13.34         0.00
                                                   2012       13.34      13.74         0.00
                                                   2013       13.74      14.85         0.00


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


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
Oppenheimer Global Equity Investment Division      2009       9.03      14.65         0.00
  (Class B).......................................
                                                   2010      14.65      16.60         0.00
                                                   2011      16.60      14.87         0.00
                                                   2012      14.87      17.62         0.00
                                                   2013      17.62      21.90         0.00
                                                   2014      21.90      21.87         0.00
                                                   2015      21.87      22.22         0.00
                                                   2016      22.22      21.78         0.00
                                                   2017      21.78      29.12         0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment Division
 (Class B))....................................... 2009       5.55       8.46         0.00
                                                   2010       8.46       8.91         0.00
                                                   2011       8.91       8.11         0.00
                                                   2012       8.11       9.69         0.00
                                                   2013       9.69      10.28         0.00
PanAgora Global Diversified Risk Investment        2014       0.99       1.02         0.00
  Division (Class B) (4/28/2014)..................
                                                   2015       1.02       0.95         0.00
                                                   2016       0.95       1.03         0.00
                                                   2017       1.03       1.13         0.00
PIMCO Inflation Protected Bond Investment          2009      10.95      12.24         0.00
  Division (Class B)..............................
                                                   2010      12.24      12.90     1,901.84
                                                   2011      12.90      14.02     1,642.70
                                                   2012      14.02      14.96       414.03
                                                   2013      14.96      13.27     1,197.63
                                                   2014      13.27      13.35     1,287.95
                                                   2015      13.35      12.65     1,396.31
                                                   2016      12.65      12.98     1,331.28
                                                   2017      12.98      13.13     1,642.08
PIMCO Total Return Investment Division (Class B).. 2009      12.22      14.24        37.84
  .
                                                   2010      14.24      15.06       525.12
                                                   2011      15.06      15.19       524.61
                                                   2012      15.19      16.23       524.61
                                                   2013      16.23      15.56       524.61
                                                   2014      15.56      15.85       524.61
                                                   2015      15.85      15.50     2,448.24
                                                   2016      15.50      15.55     1,151.56
                                                   2017      15.55      15.89       391.09
Pyramis(R) Government Income Investment Division   2011       9.99      10.69         0.00
  (Class B) (5/2/2011)............................
                                                   2012      10.69      10.78         0.00
                                                   2013      10.78      10.06         0.00
                                                   2014      10.06      10.58         0.00
                                                   2015      10.58      10.39         0.00
                                                   2016      10.39      10.29         0.00
                                                   2017      10.29      10.33         0.00
Schroders Global Multi-Asset Investment Division   2012       1.01       1.06         0.00
  (Class B) (4/30/2012)...........................
                                                   2013       1.06       1.14         0.00
                                                   2014       1.14       1.20         0.00
                                                   2015       1.20       1.16         0.00
                                                   2016       1.16       1.20         0.00
                                                   2017       1.20       1.34         0.00
Schroders Global Multi-Asset Investment Division
  II (Class B) (formerly Pyramis(R) Managed Risk
  Investment
 Division (Class B)) (4/29/2013).................. 2013      10.21      10.68         0.00
                                                   2014      10.68      11.35         0.00
                                                   2015      11.35      10.96         0.00
                                                   2016      10.96      11.20         0.00
                                                   2017      11.20      12.76         0.00

---------------------------



SSGA Growth and Income ETF Investment Division     2009       7.25      10.18         0.00
  (Class B).......................................
                                                   2010      10.18      11.17         0.00
                                                   2011      11.17      11.04         0.00
                                                   2012      11.04      12.17         0.00
                                                   2013      12.17      13.44         0.00
                                                   2014      13.44      13.91         0.00
                                                   2015      13.91      13.33         0.00
                                                   2016      13.33      13.79         0.00
                                                   2017      13.79      15.62         0.00
SSGA Growth ETF Investment Division (Class B)..... 2009       6.41       9.64         0.00
                                                   2010       9.64      10.76         0.00
                                                   2011      10.76      10.30         0.00
                                                   2012      10.30      11.58         0.00
                                                   2013      11.58      13.37         0.00
                                                   2014      13.37      13.78         0.00
                                                   2015      13.78      13.16         0.00
                                                   2016      13.16      13.76         0.00
                                                   2017      13.76      16.09         0.00
T. Rowe Price Large Cap Growth Investment          2013      15.39      19.33       890.45
  Division (Class B)..............................
                                                   2014      19.33      20.57     2,530.21
                                                   2015      20.57      22.22     2,993.05
                                                   2016      22.22      22.06     1,866.58
                                                   2017      22.06      28.80     1,563.70
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment Division
 (Class B))....................................... 2009       2.96       5.09         0.00
                                                   2010       5.09       6.36     3,805.04
                                                   2011       6.36       5.60     3,927.45
                                                   2012       5.60       6.14     1,017.82
                                                   2013       6.14       6.40         0.00
T. Rowe Price Mid Cap Growth Investment Division   2009       4.82       7.71       410.15
  (Class B).......................................
                                                   2010       7.71       9.63     2,885.21
                                                   2011       9.63       9.26     2,865.34
                                                   2012       9.26      10.29       944.02
                                                   2013      10.29      13.75     1,525.09
                                                   2014      13.75      15.16     2,090.18
                                                   2015      15.16      15.81     1,999.74
                                                   2016      15.81      16.42     2,011.03
                                                   2017      16.42      20.03     1,975.50
T. Rowe Price Small Cap Growth Investment          2009       7.83      12.24         0.00
  Division (Class B)..............................
                                                   2010      12.24      16.11     1,506.80
                                                   2011      16.11      15.98     1,481.37
                                                   2012      15.98      18.11       347.31
                                                   2013      18.11      25.54       675.65
                                                   2014      25.54      26.63     1,117.15
                                                   2015      26.63      26.68     1,094.52
                                                   2016      26.68      29.08     1,105.06
                                                   2017      29.08      34.84     1,083.64

                                                    ---------------------------



VanEck Global Natural Resources Investment
  Division (Class B) (formerly Van Eck Global
  Natural Resources
 Investment Division (Class B)) (5/1/2009)........ 2009       11.00      14.64         0.00
                                                   2010       14.64      18.47         0.00
                                                   2011       18.47      15.04         0.00
                                                   2012       15.04      15.09         0.00
                                                   2013       15.09      16.34         0.00
                                                   2014       16.34      12.97         0.00
                                                   2015       12.97       8.52         0.00
                                                   2016        8.52      11.98         0.00
                                                   2017       11.98      11.63         0.00
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Invesco Mid Cap
  Value Investment
 Division (Class B)).............................. 2009       10.33      18.29       183.84
                                                   2010       18.29      22.55       184.80
                                                   2011       22.55      20.57         0.00
                                                   2012       20.57      22.69         0.00
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Invesco Mid Cap
  Value Investment
 Division (Class B)).............................. 2012       22.58      23.08         0.00
                                                   2013       23.08      29.40         0.00
                                                   2014       29.40      31.52         0.00
                                                   2015       31.52      28.05       192.88
                                                   2016       28.05      31.68       199.33
                                                   2017       31.68      33.91       192.05
Western Asset Management Strategic Bond            2016       24.97      25.76       534.79
  Opportunities Investment Division (Class B).....
                                                   2017       25.76      27.19        56.04
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett Bond
 Debenture Investment Division (Class B))......... 2009       14.30      18.53        53.24
                                                   2010       18.53      20.47        54.11
                                                   2011       20.47      20.91        50.76
                                                   2012       20.91      23.09        49.07
                                                   2013       23.09      24.38        52.68
                                                   2014       24.38      24.99        53.95
                                                   2015       24.99      23.90     1,051.72
                                                   2016       23.90      24.56         0.00
Western Asset Management Strategic Bond            2016       25.48      26.31         0.00
  Opportunities Investment Division (Class E).....
                                                   2017       26.31      27.78         0.00
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class E)
  (formerly Pioneer Strategic
 Income Investment Division (Class E))............ 2009       15.54      19.81         0.00
                                                   2010       19.81      21.70         0.00
                                                   2011       21.70      21.96         0.00
                                                   2012       21.96      23.92         0.00
                                                   2013       23.92      23.72         0.00
                                                   2014       23.72      24.23         0.00
                                                   2015       24.23      23.34         0.00
                                                   2016       23.34      23.85         0.00
Western Asset Management U.S. Government           2009       14.35      14.68       327.92
  Investment Division (Class B)...................
                                                   2010       14.68      15.14       353.52
                                                   2011       15.14      15.58       339.24
                                                   2012       15.58      15.70       357.23
                                                   2013       15.70      15.21       417.87
                                                   2014       15.21      15.25       441.59
                                                   2015       15.25      14.96       453.06
                                                   2016       14.96      14.77       465.84
                                                   2017       14.77      14.69       518.79

---------------------------



                                                              At 2.50 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Global Small Capitalization         2009         12.92          22.52          42,773.75
  Investment Division (Class 2)...................
                                                   2010         22.52          26.87          38,481.76
                                                   2011         26.87          21.18          16,878.39
                                                   2012         21.18          24.40           6,976.44
                                                   2013         24.40          30.51           2,349.77
                                                   2014         30.51          30.37               0.00
                                                   2015         30.37          29.69               0.00
                                                   2016         29.69          29.55               0.00
                                                   2017         29.55          36.26               0.00
American Funds Growth-Income Investment Division   2009         47.36          70.67          15,064.49
  (Class 2).......................................
                                                   2010         70.67          76.76          12,576.45
                                                   2011         76.76          73.46           5,286.13
                                                   2012         73.46          84.12           1,344.56
                                                   2013         84.12         109.48             459.97
                                                   2014        109.48         118.07               0.00
                                                   2015        118.07         116.77               0.00
                                                   2016        116.77         126.95               0.00
                                                   2017        126.95         151.46               0.00



The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.



The assets of the Pioneer Strategic Income Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Pioneer Strategic Income Investment Division.



The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.



The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.



The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.



The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

                                                    ---------------------------

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.



The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.



The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.



C Class shares of the JPMorgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JPMorgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.



The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.



The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.



The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason Value Equity Investment Division.



The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason Value Equity Investment Division.



The assets of FI Midcap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

---------------------------

Appendix C


Portfolio Legal and Marketing Names



Series Fund/Trust                     Legal Name of Portfolio Series     Marketing Name
 American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
 American Funds Insurance Series(R)   Growth - Income Fund               American Funds Growth-Income Fund

Appendix D

Additional Information Regarding the Portfolios

Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

Fund Mergers

The following former Portfolios were merged.

Former Name                                                  New Name
-----------------------------------------------------------  ----------------------------------------------------
Brighthouse Funds Trust I                                    Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio  JP Morgan Global Active Allocation Portfolio Class B
Class B

Schroders Global Multi-Asset Portfolio II (formerly          Schroders Global Multi-Asset Portfolio Class B
Pyramis(R) Managed Risk Portfolio Class B)

Brighthouse Funds Trust II                                   Brighthouse Funds Trust II

MFS(R) Value Portfolio II Class E (formerly BlackRock Large  MFS(R) Value Portfolio Class E
Cap Value Portfolio Class E)


Portfolio Name Changes

The following Portfolios were renamed.

Former Name                                                  New Name
-----------------------------------------------------------  ----------------------------------------------------
Brighthouse Funds Trust I                                    Brighthouse Funds Trust I

Invesco Mid Cap Value Portfolio Class A                      Victory Sycamore Mid Cap Value Portfolio Class A

Pyramis(R) Government Income Portfolio Class B               Fidelity Institutional Asset Management(R) Government
                                                             Income Portfolio Class B

---------------------------

                           Request For a Statement of

                    Additional Information/Change of Address



If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.



[ ] Preference Premier (offered between December 12, 2008 and October 7, 2011)


[ ] Brighthouse Funds Trust I


[ ] Brighthouse Funds Trust II


[ ] American Funds Insurance Series(R)


[ ] I have changed my address. My current address is:



-----------------------
    (Contract Number)       Name ----------------------------------------------
                            Address ---------------------------------------------
                             --------------------------------------------------
-----------------------
        (Signature)                                                            zip


Metropolitan Life Insurance Company


Attn: Fulfillment Unit - Preference Premier (offered between December 12, 2008 and October 7, 2011)
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E


             PREFERENCE PREMIER(Reg. TM) VARIABLE ANNUITY CONTRACTS


            (PREFERENCE PREMIER(Reg. TM) VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
            (OFFERED BETWEEN DECEMBER 12, 2008 AND OCTOBER 7, 2011))


                      STATEMENT OF ADDITIONAL INFORMATION


                                FORM N-4 PART B



                                 APRIL 30, 2018

This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Premier Contracts dated April 30, 2018, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn: Fulfillment Unit-Preference Premier, PO Box 10342, Des Moines, IA 50306-0342.

Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Premier Contracts dated April 30, 2018.

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
Distribution and Principal Underwriting Agreement.................................    2
   Reduction or Elimination of the Withdrawal Charge..............................    4
EXPERIENCE FACTOR.................................................................    4
VARIABLE INCOME PAYMENTS..........................................................    5
   Assumed Investment Return (AIR)................................................    5
   Amount of Income Payments......................................................    5
   Annuity Unit Value.............................................................    5
   Reallocation Privilege.........................................................    5
CALCULATING THE ANNUITY UNIT VALUE................................................    6
   Determining the Variable Income Payment........................................    7
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    7
VOTING RIGHTS.....................................................................    9
   Disregarding Voting Instructions...............................................   10
TAXES.............................................................................   10
   Non-Qualified Annuity Contracts................................................   10
   Qualified Annuity Contracts....................................................   10
   Types of Qualified Plans.......................................................   11
   ERISA..........................................................................   11
   Federal Estate Taxes...........................................................   12
   Generation-Skipping Transfer Tax...............................................   12
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......   12
WITHDRAWALS.......................................................................   12
ACCUMULATION UNIT VALUES TABLES...................................................   13
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT......................................  164
FINANCIAL STATEMENTS OF METLIFE...................................................  F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN


Metropolitan Life Insurance Company ("MetLife"), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$ 84,338,194                    $0
 2016........$105,828,670                    $0
 2015........$118,054,844                    $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $1,119,170. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $348 to $13,545,227.


Currently the contract is not available for new sales.


The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
AXA Network LLC
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Citizens Securities
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Heartland Capital, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
Girard Securities, Inc.
H. D. Vest Investment Services, Inc.
Invest Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial Corp. Affiliates
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Sigma Financial Corporation
Signator Financial Services, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                               EXPERIENCE FACTOR


We use the term "experience factor" to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.


The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Contract.

Below is a chart of the daily factors for each class of the Contract and the various death benefits and Earnings Preservation Benefit:


Separate Account charges for all Divisions except American Funds Growth-Income and American Funds Global Small Capitalization (Daily Factor).



                                                             BONUS CLASS
                                            B CLASS         (YEARS 1-9)*         C CLASS           L CLASS           R CLASS
                                         -------------     --------------     -------------     -------------     ------------
Basic Death Benefit.................     0.000034247        0.000049315       0.000045205       0.000041096       0.000031507
Annual Step-Up Death Benefit........     0.000039726        0.000054795       0.000050685       0.000046575       0.000036986
Additional Charge for Earnings
 Preservation Benefit...............     0.000006849        0.000006849       0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.


Separate Account charges for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (Daily Factor)



                                                             BONUS CLASS
                                            B CLASS         (YEARS 1-9)*         C CLASS           L CLASS           R CLASS
                                         -------------     --------------     -------------     -------------     ------------
Basic Death Benefit.................     0.000041096        0.000056164       0.000052055       0.000047945       0.000038356
Annual Step-Up Death Benefit........     0.000046575        0.000061644       0.000057534       0.000053425       0.000043836
Additional Charge for Earnings
 Preservation Benefit...............     0.000006849        0.000006849       0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.

                            VARIABLE INCOME PAYMENTS


ASSUMED INVESTMENT RETURN (AIR)

The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS



The cash You receive periodically from a Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Contract specifies the dollar amount of the initial variable income payment for each Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract (if no reallocations are made).


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.


Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the Owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Contract, current rates for the Bonus Class may be lower than the other classes of the Contract and may be less than the currently issued Contract rates.


ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Contracts is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

REALLOCATION PRIVILEGE


The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.


When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



                       CALCULATING THE ANNUITY UNIT VALUE


We calculate Annuity Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.

To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Contract and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value.


The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20000
  2.    "Experience factor" for period............................    1.023558
  3.    Daily adjustment for 4% Assumed Investment Return.........   .99989255
  4.    (2) x (3).................................................    1.023448
  5.    Annuity Unit Value, end of period (1) x (4)...............   $10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed


   1.    Number of Accumulation Units as of Annuity Date...........................................    1,500.00
   2.    Accumulation Unit Value...................................................................   $ 11.80000
   3.    Accumulation Unit Value of the Contract (1) x (2).........................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value.............................   $     5.63
   5.    First monthly income payment (3) - (4) - 1,000............................................   $    99.65
   6.    Assume Annuity Unit Value as of Annuity Date equal to.....................................   $ 10.80000
   7.    Number of Annuity Units (5) - (6).........................................................     9.2269
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)........   $ 10.97000
   9.    Second monthly Annuity Payment (7) - (8)..................................................   $   101.22
  10.    Assume Annuity Unit Value for third month equal to........................................   $ 10.52684
  11.    Next monthly Annuity Payment (7) - (10)...................................................   $    97.13

DETERMINING THE VARIABLE INCOME PAYMENT


Variable income payments can go up or down based upon the investment performance of the Divisions. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Divisions.



                     ADVERTISEMENT OF THE SEPARATE ACCOUNT


From time to time We advertise the performance of Divisions. For the Divisions, this performance will be stated in terms of either "yield," "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to: 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of Accumulation Units or Annuity Units over specified periods in which a Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and withdrawal charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(Reg. TM) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual Accumulation Unit or Annuity Unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.


Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of Brighthouse Trust I, Brighthouse Trust II, and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Value over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Value for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.


We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                 VOTING RIGHTS


In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Contracts described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Contracts described in the Prospectus. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.


Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Contracts described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


You will be entitled to give instructions regarding the votes attributable to your Contract, in your sole discretion.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS



MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Brighthouse Trust I's, Brighthouse Trust II's, or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.


In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES


NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION


In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.


We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Divisions from adverse tax consequences.


3.8 % MEDICARE TAX

The 3.8 % Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:


 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        43.4%     43.4%

QUALIFIED ANNUITY CONTRACTS



Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.

TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


TRADITIONAL IRA


Established by an individual, or employer as part of an employer plan.


ROTH IRA/DESIGNATED ROTH ACCOUNTS


Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) Make certain withdrawals under plans for which a qualified consent is required;

(c)        Name someone other than the spouse as your beneficiary; or

(d)        Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Plan Limits for Individual Contributions:



       PLAN TYPE         ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
   IRA (Traditional and
          Roth)         $5,500                  $1,000



Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $55,000 or 100% of an employee's compensation for 2018.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity Contract purchase.



                                  WITHDRAWALS


We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus.) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES


These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Contract for each Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).



       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS


Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to May 4, 2009. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as annual report). Charges for all versions of the Optional Guaranteed Income Benefits and the Optional GWBs are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing any one of these options with any other Contract options (such as the optional Annual Step-Up Death benefit and/or the earnings Preservation benefit) will result in a higher overall charge.




                                     1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.74
                                                                                 2013          10.59
                                                                                 2014          11.62
                                                                                 2015          12.32
                                                                                 2016          12.24
                                                                                 2017          12.52
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
                                                                                 2016           1.01
                                                                                 2017           1.02
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.96
                                                                                 2011           9.92
                                                                                 2012           9.59
                                                                                 2013          10.76
                                                                                 2014          12.59
                                                                                 2015          13.19
                                                                                 2016          12.93
                                                                                 2017          13.77
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.42
                                                                                 2011           9.44
                                                                                 2012           8.88
                                                                                 2013          10.19
                                                                                 2014          12.59
                                                                                 2015          13.23
                                                                                 2016          12.96
                                                                                 2017          13.95
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.03
                                                                                 2010           7.90
                                                                                 2011           9.24
                                                                                 2012           8.70
                                                                                 2013          10.09
                                                                                 2014          12.93
                                                                                 2015          13.82
                                                                                 2016          14.53
                                                                                 2017          15.66
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.14
                                                                                 2010           9.37
                                                                                 2011          10.17
                                                                                 2012          10.06
                                                                                 2013          11.02
                                                                                 2014          12.35
                                                                                 2015          12.94
                                                                                 2016          12.69
                                                                                 2017          13.41
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.61
                                                                                 2013          11.59
                                                                                 2014          11.05
                                                                                 2015          11.35
                                                                                 2016          10.14



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.74   26,651,689.62
                                                                                        10.59   60,586,664.86
                                                                                        11.62   73,636,545.32
                                                                                        12.32   72,314,576.52
                                                                                        12.24   72,307,157.69
                                                                                        12.52   71,680,389.69
                                                                                        14.05   65,361,202.43
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04    7,040,798.30
                                                                                         1.01   32,950,226.75
                                                                                         1.02   43,845,741.13
                                                                                         1.17   40,145,052.27
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.96   18,010,048.59
                                                                                         9.92   29,542,398.60
                                                                                         9.59   34,428,136.42
                                                                                        10.76   34,368,920.55
                                                                                        12.59   34,112,341.02
                                                                                        13.19   33,938,168.22
                                                                                        12.93   33,828,442.12
                                                                                        13.77   33,880,775.79
                                                                                        15.89   31,407,539.48
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.42   21,656,706.19
                                                                                         9.44   22,320,507.44
                                                                                         8.88   21,607,932.95
                                                                                        10.19   20,505,386.56
                                                                                        12.59   20,509,966.01
                                                                                        13.23   19,984,564.54
                                                                                        12.96   19,106,550.17
                                                                                        13.95   18,340,474.94
                                                                                        16.72   17,054,732.40
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.90    4,327,932.56
                                                                                         9.24   12,023,166.91
                                                                                         8.70   17,290,974.41
                                                                                        10.09   17,089,516.25
                                                                                        12.93   16,072,707.47
                                                                                        13.82   15,511,193.62
                                                                                        14.53   14,288,640.36
                                                                                        15.66   13,272,769.35
                                                                                        19.78   11,056,932.11
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.37   31,832,639.17
                                                                                        10.17   47,689,050.02
                                                                                        10.06   52,439,006.83
                                                                                        11.02   50,094,945.18
                                                                                        12.35   47,762,949.99
                                                                                        12.94   46,087,901.42
                                                                                        12.69   45,153,137.72
                                                                                        13.41   43,000,996.78
                                                                                        14.96   38,557,894.05
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.61   29,489,897.74
                                                                                        11.59   81,387,523.32
                                                                                        11.05   83,525,799.94
                                                                                        11.35   76,150,961.72
                                                                                        10.14   70,549,776.99
                                                                                        10.91   65,323,644.62

                                            1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                    NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- --------------
                                                                              2017          10.91          11.83   58,833,663.90
Baillie Gifford International Stock Investment Division (Class B)............ 2009           8.94          13.23    3,503,823.36
                                                                              2010          13.23          13.96    3,594,551.26
                                                                              2011          13.96          11.01    3,776,314.57
                                                                              2012          11.01          12.98    3,507,363.06
                                                                              2013          12.98          14.76    3,211,140.18
                                                                              2014          14.76          14.09    3,020,989.18
                                                                              2015          14.09          13.61    2,721,144.11
                                                                              2016          13.61          14.12    2,502,978.49
                                                                              2017          14.12          18.82    2,095,013.75
BlackRock Bond Income Investment Division (Class B).......................... 2009          47.30          51.61    2,153,908.25
                                                                              2010          51.61          55.08    2,703,572.45
                                                                              2011          55.08          57.83    2,858,684.31
                                                                              2012          57.83          61.27    2,913,383.40
                                                                              2013          61.27          59.90    2,897,846.65
                                                                              2014          59.90          63.18    2,982,274.59
                                                                              2015          63.18          62.61    2,975,051.16
                                                                              2016          62.61          63.60    2,932,159.49
                                                                              2017          63.60          65.23    2,800,382.08
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          18.37          27.51    1,948,378.56
                                                                              2010          27.51          32.46    2,151,515.42
                                                                              2011          32.46          29.12    2,541,342.82
                                                                              2012          29.12          32.81    2,406,118.40
                                                                              2013          32.81          43.38    2,078,319.03
                                                                              2014          43.38          46.55    1,881,107.25
                                                                              2015          46.55          48.73    1,728,266.33
                                                                              2016          48.73          48.05    1,577,683.15
                                                                              2017          48.05          63.39    1,357,310.59
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.57   39,142,427.78
                                                                              2012           9.57          10.32   85,443,566.94
                                                                              2013          10.32          11.24   98,794,182.84
                                                                              2014          11.24          11.76   97,374,890.82
                                                                              2015          11.76          11.60   97,895,507.55
                                                                              2016          11.60          11.96   95,214,020.41
                                                                              2017          11.96          13.39   86,796,617.68
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          24.80          24.56    1,111,335.11
                                                                              2010          24.56          24.26    1,344,514.09
                                                                              2011          24.26          23.96    1,804,163.17
                                                                              2012          23.96          23.66    2,197,866.28
                                                                              2013          23.66          23.36    2,092,136.92
                                                                              2014          23.36          23.07    1,729,390.14
                                                                              2015          23.07          22.79    1,568,875.74
                                                                              2016          22.79          22.53    1,611,516.49
                                                                              2017          22.53          22.39    1,484,547.40
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.39           9.92    3,269,816.84
                                                                              2010           9.92          11.34    3,262,852.24
                                                                              2011          11.34          12.30            0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          12.27          10.51    3,213,867.32
                                                                              2012          10.51          12.12    3,174,538.90
                                                                              2013          12.12          15.51    3,085,476.41
                                                                              2014          15.51          16.09    3,096,472.25
                                                                              2015          16.09          15.57    2,882,590.10
                                                                              2016          15.57          16.76    2,646,216.00
                                                                              2017          16.76          20.35    2,503,530.05
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.24          11.41   17,602,835.04
                                                                              2010          11.41          12.41   23,163,874.60
                                                                              2011          12.41          12.65   26,465,409.52
                                                                              2012          12.65          13.64   27,845,228.02
                                                                              2013          13.64          14.05   25,190,572.09
                                                                              2014          14.05          14.49   23,525,533.50
                                                                              2015          14.49          14.23   21,819,677.53
                                                                              2016          14.23          14.69   19,883,138.72
                                                                              2017          14.69          15.51   17,291,486.96
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.46          11.13   49,865,699.83
                                                                              2010          11.13          12.26   62,047,149.36
                                                                              2011          12.26          12.24   69,578,602.61
                                                                              2012          12.24          13.47   68,625,951.23
                                                                              2013          13.47          14.76   65,491,836.50

                              1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF
                                                                                           YEAR
                                                                                       ACCUMULATION
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE
------------------------------------------------------------------------------ ------ --------------
                                                                               2014          14.76
                                                                               2015          15.29
                                                                               2016          14.94
                                                                               2017          15.65
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.69
                                                                               2010          10.78
                                                                               2011          12.05
                                                                               2012          11.74
                                                                               2013          13.12
                                                                               2014          15.29
                                                                               2015          15.87
                                                                               2016          15.47
                                                                               2017          16.36
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.71
                                                                               2014          13.36
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           7.01
                                                                               2010          10.38
                                                                               2011          11.75
                                                                               2012          11.17
                                                                               2013          12.73
                                                                               2014          15.63
                                                                               2015          16.24
                                                                               2016          15.77
                                                                               2017          16.84
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.18
                                                                               2010           8.93
                                                                               2011           9.71
                                                                               2012           9.42
                                                                               2013          10.80
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99
                                                                               2012           9.39
                                                                               2013          10.49
                                                                               2014          11.84
                                                                               2015          12.83
                                                                               2016          12.15
                                                                               2017          13.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.47
                                                                               2010          10.36
                                                                               2011          12.66
                                                                               2012          10.16
                                                                               2013          11.93
                                                                               2014          11.20
                                                                               2015          10.34
                                                                               2016           8.80
                                                                               2017           9.69
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          16.49
                                                                               2010          27.17
                                                                               2011          30.80
                                                                               2012          32.39
                                                                               2013          35.69
                                                                               2014          48.12
                                                                               2015          48.32
                                                                               2016          43.10
                                                                               2017          52.21
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.32
                                                                               2010          14.28
                                                                               2011          17.29
                                                                               2012          14.30
                                                                               2013          16.65
                                                                               2014          20.99
                                                                               2015          19.34
                                                                               2016          20.20



                                                                                                 NUMBER OF
                                                                                 END OF YEAR    ACCUMULATION
                                                                                ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                              UNIT VALUE         YEAR
------------------------------------------------------------------------------ -------------- ---------------
                                                                                      15.29    60,893,404.39
                                                                                      14.94    55,402,426.59
                                                                                      15.65    50,201,094.34
                                                                                      17.10    43,235,218.97
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))....................        10.78   131,317,908.56
                                                                                      12.05   168,769,081.52
                                                                                      11.74   186,589,260.69
                                                                                      13.12   179,133,091.06
                                                                                      15.29   174,250,653.46
                                                                                      15.87   163,949,907.27
                                                                                      15.47   152,393,940.35
                                                                                      16.36   139,296,066.71
                                                                                      18.54   122,963,759.48
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............        13.36     4,090,927.70
                                                                                      13.32             0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))....................        10.38    94,187,888.95
                                                                                      11.75    89,964,106.50
                                                                                      11.17    86,864,544.96
                                                                                      12.73    80,829,336.58
                                                                                      15.63    77,299,106.53
                                                                                      16.24    76,437,672.23
                                                                                      15.77    70,626,113.84
                                                                                      16.84    63,881,425.02
                                                                                      19.82    57,080,103.88
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))..............................         8.93     4,026,633.31
                                                                                       9.71     4,308,306.30
                                                                                       9.42     4,215,602.89
                                                                                      10.80     4,034,161.72
                                                                                      11.64             0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))..................................         9.39    36,775,185.96
                                                                                      10.49    85,936,719.25
                                                                                      11.84   136,462,242.32
                                                                                      12.83   152,347,296.18
                                                                                      12.15   162,793,561.11
                                                                                      13.00   162,865,165.74
                                                                                      15.20   154,289,741.43
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))...........................................................        10.36       442,107.18
                                                                                      12.66     1,370,141.30
                                                                                      10.16     2,124,917.48
                                                                                      11.93     2,169,962.76
                                                                                      11.20     2,446,839.30
                                                                                      10.34     2,625,897.30
                                                                                       8.80     2,918,722.26
                                                                                       9.69     2,750,799.40
                                                                                      12.28     2,477,873.73
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))......................        27.17     1,570,093.26
                                                                                      30.80     1,517,144.93
                                                                                      32.39     1,530,638.68
                                                                                      35.69     1,486,443.05
                                                                                      48.12     1,463,616.68
                                                                                      48.32     1,385,658.28
                                                                                      43.10     1,254,997.65
                                                                                      52.21     1,232,925.24
                                                                                      58.03     1,068,348.04
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................        14.28        41,334.94
                                                                                      17.29        97,657.17
                                                                                      14.30       130,684.98
                                                                                      16.65       115,843.51
                                                                                      20.99       118,025.32
                                                                                      19.34       155,102.73
                                                                                      20.20       167,661.11
                                                                                      21.11       172,650.70

                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2017          21.11
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.23
                                                                                 2012          10.30
                                                                                 2013          10.92
                                                                                 2014          11.20
                                                                                 2015          11.14
                                                                                 2016          10.91
                                                                                 2017          11.78
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.77
                                                                                 2013          10.07
                                                                                 2014          10.06
                                                                                 2015          10.04
                                                                                 2016           9.86
                                                                                 2017          10.04
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.90
                                                                                 2011          12.23
                                                                                 2012          12.03
                                                                                 2013          13.58
                                                                                 2014          13.55
                                                                                 2015          13.54
                                                                                 2016          12.81
                                                                                 2017          12.77
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          18.83
                                                                                 2010          30.64
                                                                                 2011          33.80
                                                                                 2012          31.96
                                                                                 2013          35.54
                                                                                 2014          46.81
                                                                                 2015          51.01
                                                                                 2016          51.46
                                                                                 2017          54.40
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          42.90
                                                                                 2010          59.56
                                                                                 2011          66.14
                                                                                 2012          65.49
                                                                                 2013          73.35
                                                                                 2014          97.27
                                                                                 2015         109.03
                                                                                 2016         112.52
                                                                                 2017         120.32
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.75
                                                                                 2010          12.56
                                                                                 2011          14.40
                                                                                 2012          13.43
                                                                                 2013          16.71
                                                                                 2014          17.08
                                                                                 2015          19.11
                                                                                 2016          18.61
                                                                                 2017          18.54
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.33
                                                                                 2010           6.27
                                                                                 2011           7.66
                                                                                 2012           7.82
                                                                                 2013           9.15
                                                                                 2014          13.16
                                                                                 2015          15.45
                                                                                 2016          14.64
                                                                                 2017          14.85
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))................. 2009          97.64
                                                                                 2010         150.27
                                                                                 2011         162.35
                                                                                 2012         148.24
                                                                                 2013         179.35



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
                                                                                        27.20      154,636.93
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.23       51,612.00
                                                                                        10.30      228,398.91
                                                                                        10.92      248,586.92
                                                                                        11.20      769,824.25
                                                                                        11.14      917,763.51
                                                                                        10.91      933,770.90
                                                                                        11.78      931,037.31
                                                                                        12.06      940,246.30
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.77      371,470.99
                                                                                        10.07      757,543.49
                                                                                        10.06    4,409,494.93
                                                                                        10.04    5,652,841.81
                                                                                         9.86    4,824,691.54
                                                                                        10.04    4,686,067.15
                                                                                        10.05    4,726,696.04
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.90       37,725.86
                                                                                        12.23      204,548.62
                                                                                        12.03      334,312.02
                                                                                        13.58      360,242.72
                                                                                        13.55      360,288.94
                                                                                        13.54      336,569.35
                                                                                        12.81      322,931.15
                                                                                        12.77      318,339.18
                                                                                        12.62      307,691.50
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        30.64    6,659,881.00
                                                                                        33.80    7,609,124.88
                                                                                        31.96    7,861,376.38
                                                                                        35.54    7,323,440.01
                                                                                        46.81    6,541,614.76
                                                                                        51.01    5,697,578.70
                                                                                        51.46    5,008,149.42
                                                                                        54.40    4,594,241.81
                                                                                        63.84    3,968,979.21
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        59.56      357,508.56
                                                                                        66.14      351,775.03
                                                                                        65.49      389,135.33
                                                                                        73.35      352,713.46
                                                                                        97.27      325,123.73
                                                                                       109.03      287,205.87
                                                                                       112.52      251,994.39
                                                                                       120.32      218,169.77
                                                                                       144.90      193,092.58
Clarion Global Real Estate Investment Division (Class B)........................        12.56    8,085,427.70
                                                                                        14.40    7,970,798.69
                                                                                        13.43    8,200,052.38
                                                                                        16.71    7,497,653.11
                                                                                        17.08    7,486,754.52
                                                                                        19.11    6,809,334.82
                                                                                        18.61    6,136,271.00
                                                                                        18.54    5,715,935.48
                                                                                        20.28    5,178,457.34
ClearBridge Aggressive Growth Investment Division (Class B).....................         6.27      889,731.52
                                                                                         7.66    1,184,792.59
                                                                                         7.82    4,333,191.00
                                                                                         9.15    4,198,132.99
                                                                                        13.16    5,569,813.70
                                                                                        15.45   20,511,102.73
                                                                                        14.64   19,715,439.19
                                                                                        14.85   17,397,574.67
                                                                                        17.36   15,148,819.03
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).................       150.27    1,163,014.01
                                                                                       162.35    1,298,644.78
                                                                                       148.24    1,179,824.64
                                                                                       179.35    1,110,485.64
                                                                                       228.11      970,782.77

                                  1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
                                                                                        2014         228.11
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.42
                                                                                        2010           5.75
                                                                                        2011           6.10
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          25.02
                                                                                        2010          40.90
                                                                                        2011          46.45
                                                                                        2012          44.39
                                                                                        2013          48.52
                                                                                        2014          63.47
                                                                                        2015          69.49
                                                                                        2016          70.42
                                                                                        2017          73.13
Harris Oakmark International Investment Division (Class B)............................. 2009           9.12
                                                                                        2010          17.59
                                                                                        2011          20.22
                                                                                        2012          17.12
                                                                                        2013          21.86
                                                                                        2014          28.17
                                                                                        2015          26.21
                                                                                        2016          24.71
                                                                                        2017          26.40
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.05
                                                                                        2015           1.10
                                                                                        2016           1.04
                                                                                        2017           1.14
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           8.44
                                                                                        2010          12.94
                                                                                        2011          16.12
                                                                                        2012          15.75
                                                                                        2013          18.39
                                                                                        2014          25.46
                                                                                        2015          27.13
                                                                                        2016          26.34
                                                                                        2017          28.98
Jennison Growth Investment Division (Class B).......................................... 2009           3.22
                                                                                        2010           4.74
                                                                                        2011           5.21
                                                                                        2012           5.15
                                                                                        2013           5.88
                                                                                        2014           7.95
                                                                                        2015           8.53
                                                                                        2016           9.32
                                                                                        2017           9.19
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           5.02
                                                                                        2010           7.90
                                                                                        2011           8.53
                                                                                        2012           8.31
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          11.31
                                                                                        2014          10.77
                                                                                        2015          11.18
                                                                                        2016          11.09
                                                                                        2017          11.20
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.89
                                                                                        2010           9.92
                                                                                        2011          10.39
                                                                                        2012          10.86
                                                                                        2013          11.25
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.05
                                                                                        2014           1.15
                                                                                        2015           1.21
                                                                                        2016           1.21
                                                                                        2017           1.23
JPMorgan Small Cap Value Investment Division (Class B)................................. 2009           7.84
                                                                                        2010          12.58
                                                                                        2011          14.82



                                                                                                          NUMBER OF
                                                                                          END OF YEAR    ACCUMULATION
                                                                                         ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE         YEAR
--------------------------------------------------------------------------------------- -------------- ---------------
                                                                                              237.65             0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.75     1,433,098.82
                                                                                                6.10     2,182,977.19
                                                                                                6.49             0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        40.90       831,307.99
                                                                                               46.45       916,289.80
                                                                                               44.39       925,176.40
                                                                                               48.52       892,201.48
                                                                                               63.47       798,097.82
                                                                                               69.49       737,382.54
                                                                                               70.42       691,455.09
                                                                                               73.13       609,099.12
                                                                                               90.23       549,395.48
Harris Oakmark International Investment Division (Class B).............................        17.59     7,094,853.93
                                                                                               20.22     9,180,544.61
                                                                                               17.12    10,899,004.55
                                                                                               21.86    10,001,942.39
                                                                                               28.17     9,506,036.94
                                                                                               26.21     9,334,364.77
                                                                                               24.71     8,963,313.41
                                                                                               26.40     8,135,215.11
                                                                                               34.01     6,858,887.51
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04   145,166,223.98
                                                                                                1.05   239,868,056.76
                                                                                                1.10   246,256,722.78
                                                                                                1.04   262,824,334.48
                                                                                                1.14   274,419,891.49
                                                                                                1.24   268,184,961.36
Invesco Small Cap Growth Investment Division (Class B).................................        12.94       943,098.40
                                                                                               16.12       847,369.93
                                                                                               15.75       883,526.54
                                                                                               18.39       836,820.13
                                                                                               25.46       775,718.86
                                                                                               27.13       738,783.76
                                                                                               26.34       707,621.89
                                                                                               28.98       635,894.55
                                                                                               35.88       567,383.24
Jennison Growth Investment Division (Class B)..........................................         4.74     3,200,189.21
                                                                                                5.21     4,846,933.72
                                                                                                5.15     7,348,067.70
                                                                                                5.88    12,237,786.15
                                                                                                7.95    10,549,695.81
                                                                                                8.53     9,409,055.76
                                                                                                9.32     8,639,367.82
                                                                                                9.19     7,815,670.86
                                                                                               12.43     6,833,086.20
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.90     2,343,856.14
                                                                                                8.53     2,771,815.26
                                                                                                8.31     2,875,553.19
                                                                                                9.35             0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.77     4,380,663.03
                                                                                               11.18     4,453,479.48
                                                                                               11.09     4,518,900.43
                                                                                               11.20     4,411,569.87
                                                                                               11.43     4,178,678.52
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.92     1,047,586.65
                                                                                               10.39     3,135,194.77
                                                                                               10.86     3,903,470.13
                                                                                               11.25     4,221,144.52
                                                                                               11.22             0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.05    98,278,267.87
                                                                                                1.15   266,300,003.77
                                                                                                1.21   302,816,471.27
                                                                                                1.21   356,682,896.05
                                                                                                1.23   381,782,656.96
                                                                                                1.41   351,517,497.60
JPMorgan Small Cap Value Investment Division (Class B).................................        12.58       113,887.01
                                                                                               14.82       335,245.49
                                                                                               13.12       583,006.55

                                1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2012          13.12
                                                                                    2013          14.94
                                                                                    2014          19.62
                                                                                    2015          20.22
                                                                                    2016          18.48
                                                                                    2017          23.83
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.27
                                                                                    2010          10.90
                                                                                    2011          13.13
                                                                                    2012          12.77
                                                                                    2013          14.75
                                                                                    2014          17.07
                                                                                    2015          17.44
                                                                                    2016          17.43
                                                                                    2017          18.04
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.50
                                                                                    2010          10.09
                                                                                    2011          11.14
                                                                                    2012          11.24
                                                                                    2013          12.48
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          19.12
                                                                                    2010          29.16
                                                                                    2011          36.64
                                                                                    2012          36.31
                                                                                    2013          40.97
                                                                                    2014          56.92
                                                                                    2015          58.18
                                                                                    2016          56.46
                                                                                    2017          66.34
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          14.49
                                                                                    2010          15.14
                                                                                    2011          15.81
                                                                                    2012          16.75
                                                                                    2013          17.14
                                                                                    2014          16.50
                                                                                    2015          17.18
                                                                                    2016          16.99
                                                                                    2017          17.13
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.76
                                                                                    2010          14.20
                                                                                    2011          17.67
                                                                                    2012          17.07
                                                                                    2013          19.78
                                                                                    2014          25.95
                                                                                    2015          27.99
                                                                                    2016          26.92
                                                                                    2017          31.94
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.64
                                                                                    2010          12.24
                                                                                    2011          13.04
                                                                                    2012          11.25
                                                                                    2013          13.11
                                                                                    2014          15.74
                                                                                    2015          14.57
                                                                                    2016          14.20
                                                                                    2017          14.17
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.08
                                                                                    2014           1.13
                                                                                    2015           1.22
                                                                                    2016           1.19
                                                                                    2017           1.22
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           9.36
                                                                                    2010          14.69
                                                                                    2011          18.36
                                                                                    2012          17.36
                                                                                    2013          19.89
                                                                                    2014          27.15
                                                                                    2015          28.09
                                                                                    2016          26.50
                                                                                    2017          31.65
MetLife Stock Index Investment Division (Class B).................................. 2009          23.35



                                                                                                      NUMBER OF
                                                                                      END OF YEAR    ACCUMULATION
                                                                                     ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE         YEAR
----------------------------------------------------------------------------------- -------------- ---------------
                                                                                           14.94       604,712.57
                                                                                           19.62       560,276.59
                                                                                           20.22       569,462.31
                                                                                           18.48       568,863.68
                                                                                           23.83       593,422.44
                                                                                           24.31       524,739.18
Loomis Sayles Global Markets Investment Division (Class B).........................        10.90       136,941.85
                                                                                           13.13       435,179.67
                                                                                           12.77       866,891.11
                                                                                           14.75       888,380.33
                                                                                           17.07     4,137,910.13
                                                                                           17.44     3,856,491.64
                                                                                           17.43     3,470,888.36
                                                                                           18.04     3,547,920.03
                                                                                           21.91     2,986,842.73
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................        10.09     1,736,399.97
                                                                                           11.14     3,115,137.26
                                                                                           11.24     4,545,106.28
                                                                                           12.48     4,504,444.08
                                                                                           13.04             0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        29.16     1,718,288.85
                                                                                           36.64     1,647,067.79
                                                                                           36.31     1,663,955.46
                                                                                           40.97     1,536,877.57
                                                                                           56.92     1,431,061.28
                                                                                           58.18     1,356,509.04
                                                                                           56.46     1,236,890.52
                                                                                           66.34     1,117,660.96
                                                                                           75.32     1,000,031.39
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        15.14    22,571,032.66
                                                                                           15.81    27,080,597.56
                                                                                           16.75    28,884,760.83
                                                                                           17.14    29,905,111.71
                                                                                           16.50    32,334,133.11
                                                                                           17.18    32,080,491.89
                                                                                           16.99    32,108,192.20
                                                                                           17.13    31,750,480.02
                                                                                           17.42    30,039,770.74
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        14.20     6,981,447.54
                                                                                           17.67     7,442,901.10
                                                                                           17.07     8,144,543.01
                                                                                           19.78     7,896,397.33
                                                                                           25.95     7,508,378.40
                                                                                           27.99     7,247,852.53
                                                                                           26.92     6,995,922.57
                                                                                           31.94     6,338,225.95
                                                                                           36.48     5,675,219.01
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        12.24    11,163,950.75
                                                                                           13.04    12,685,686.41
                                                                                           11.25    14,595,718.30
                                                                                           13.11    14,435,971.24
                                                                                           15.74    13,451,974.55
                                                                                           14.57    13,926,384.22
                                                                                           14.20    14,030,882.55
                                                                                           14.17    13,798,232.15
                                                                                           17.44    11,592,961.34
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.13   125,232,192.04
                                                                                            1.22   223,560,130.68
                                                                                            1.19   369,143,477.21
                                                                                            1.22   430,274,898.87
                                                                                            1.40   404,068,059.31
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        14.69     3,896,039.18
                                                                                           18.36     4,040,992.74
                                                                                           17.36     4,329,427.86
                                                                                           19.89     4,195,443.26
                                                                                           27.15     3,985,416.76
                                                                                           28.09     3,973,488.34
                                                                                           26.50     3,885,321.94
                                                                                           31.65     3,573,512.20
                                                                                           35.76     3,258,408.10
MetLife Stock Index Investment Division (Class B)..................................        35.18    12,672,183.55

                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          35.18
                                                                                  2011          39.78
                                                                                  2012          39.93
                                                                                  2013          45.51
                                                                                  2014          59.20
                                                                                  2015          66.12
                                                                                  2016          65.89
                                                                                  2017          72.48
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.65
                                                                                  2010          10.39
                                                                                  2011          11.18
                                                                                  2012          11.27
                                                                                  2013          12.68
                                                                                  2014          16.50
                                                                                  2015          17.88
                                                                                  2016          16.56
                                                                                  2017          19.32
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           8.18
                                                                                  2010          13.38
                                                                                  2011          14.72
                                                                                  2012          12.98
                                                                                  2013          14.96
                                                                                  2014          17.62
                                                                                  2015          16.19
                                                                                  2016          15.71
                                                                                  2017          15.38
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          32.40
                                                                                  2010          42.46
                                                                                  2011          46.04
                                                                                  2012          46.45
                                                                                  2013          51.06
                                                                                  2014          59.85
                                                                                  2015          64.05
                                                                                  2016          63.01
                                                                                  2017          67.78
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           7.57
                                                                                  2010          11.03
                                                                                  2011          12.12
                                                                                  2012          12.04
                                                                                  2013          13.83
                                                                                  2014          18.50
                                                                                  2015          20.20
                                                                                  2016          19.87
                                                                                  2017          22.39
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.59
                                                                                  2010           8.14
                                                                                  2011           8.93
                                                                                  2012           8.77
                                                                                  2013           9.87
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          13.13
                                                                                  2011          15.26
                                                                                  2012          14.03
                                                                                  2013          15.14
                                                                                  2014          20.79
                                                                                  2015          20.74
                                                                                  2016          19.45
                                                                                  2017          17.58
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.53
                                                                                  2010          12.00
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          15.13
                                                                                  2011          16.59
                                                                                  2012          17.29
                                                                                  2013          18.74
                                                                                  2014          25.57
                                                                                  2015          25.18
                                                                                  2016          24.96
                                                                                  2017          29.19
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.23
                                                                                  2010          13.02
                                                                                  2011          15.80
                                                                                  2012          14.78



                                                                                                    NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- --------------
                                                                                         39.78   13,968,745.16
                                                                                         39.93   14,624,119.22
                                                                                         45.51   13,800,270.63
                                                                                         59.20   12,439,421.12
                                                                                         66.12   11,401,442.90
                                                                                         65.89   10,795,176.31
                                                                                         72.48   10,011,920.13
                                                                                         86.79    8,672,269.82
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.39    8,380,701.11
                                                                                         11.18    9,038,984.13
                                                                                         11.27    9,709,297.06
                                                                                         12.68    9,104,671.74
                                                                                         16.50    8,477,029.46
                                                                                         17.88    7,885,049.94
                                                                                         16.56    7,421,248.63
                                                                                         19.32    6,727,260.33
                                                                                         20.48    6,204,490.93
MFS(Reg. TM) Research International Investment Division (Class B)................        13.38    6,574,559.75
                                                                                         14.72    6,633,116.35
                                                                                         12.98    6,669,158.46
                                                                                         14.96    6,199,776.38
                                                                                         17.62    5,699,568.82
                                                                                         16.19    5,493,187.14
                                                                                         15.71    5,108,848.62
                                                                                         15.38    4,751,117.44
                                                                                         19.46    3,995,150.88
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        42.46      734,187.61
                                                                                         46.04      800,296.85
                                                                                         46.45      826,082.65
                                                                                         51.06      805,689.47
                                                                                         59.85      795,649.97
                                                                                         64.05      768,192.95
                                                                                         63.01      702,453.20
                                                                                         67.78      688,148.35
                                                                                         75.08      612,638.79
MFS(Reg. TM) Value Investment Division (Class B).................................        11.03    5,869,418.70
                                                                                         12.12    7,052,289.57
                                                                                         12.04    7,522,386.23
                                                                                         13.83    7,315,037.13
                                                                                         18.50   10,581,680.77
                                                                                         20.20    9,721,609.85
                                                                                         19.87    8,713,694.38
                                                                                         22.39    8,161,287.83
                                                                                         26.01    7,044,638.20
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.14    1,350,684.01
                                                                                          8.93    2,282,456.12
                                                                                          8.77    2,997,757.80
                                                                                          9.87    2,797,219.63
                                                                                         10.81            0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        15.26    2,487,134.48
                                                                                         14.03    2,843,297.98
                                                                                         15.14    2,692,713.11
                                                                                         20.79    2,297,231.09
                                                                                         20.74    2,209,248.85
                                                                                         19.45    2,061,789.43
                                                                                         17.58    1,936,946.48
                                                                                         24.30    1,651,653.50
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        12.00    2,335,775.65
                                                                                         12.99            0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        16.59    3,382,746.43
                                                                                         17.29    3,242,629.17
                                                                                         18.74    3,027,293.41
                                                                                         25.57    3,595,800.35
                                                                                         25.18    3,266,027.56
                                                                                         24.96    2,876,496.39
                                                                                         29.19    2,577,970.08
                                                                                         33.29    2,308,787.04
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        13.02    1,384,640.85
                                                                                         15.80    1,392,901.19
                                                                                         14.78    1,486,644.47
                                                                                         15.37    1,344,367.91

                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          15.37
Oppenheimer Global Equity Investment Division (Class B).......................... 2009          10.18
                                                                                  2010          16.66
                                                                                  2011          19.07
                                                                                  2012          17.25
                                                                                  2013          20.64
                                                                                  2014          25.92
                                                                                  2015          26.14
                                                                                  2016          26.83
                                                                                  2017          26.56
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.59
                                                                                  2010           8.61
                                                                                  2011           9.15
                                                                                  2012           8.42
                                                                                  2013          10.16
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.06
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.61
                                                                                  2010          13.09
                                                                                  2011          13.93
                                                                                  2012          15.29
                                                                                  2013          16.48
                                                                                  2014          14.76
                                                                                  2015          15.00
                                                                                  2016          14.36
                                                                                  2017          14.88
PIMCO Total Return Investment Division (Class B)................................. 2009          13.24
                                                                                  2010          15.56
                                                                                  2011          16.62
                                                                                  2012          16.94
                                                                                  2013          18.28
                                                                                  2014          17.70
                                                                                  2015          18.22
                                                                                  2016          17.99
                                                                                  2017          18.23
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.76
                                                                                  2013          10.96
                                                                                  2014          10.34
                                                                                  2015          10.98
                                                                                  2016          10.89
                                                                                  2017          10.90
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.16
                                                                                  2015           1.23
                                                                                  2016           1.21
                                                                                  2017           1.26
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.76
                                                                                  2015          11.54
                                                                                  2016          11.26
                                                                                  2017          11.63
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.50
                                                                                  2010          10.62
                                                                                  2011          11.77
                                                                                  2012          11.75
                                                                                  2013          13.09
                                                                                  2014          14.60
                                                                                  2015          15.26
                                                                                  2016          14.77
                                                                                  2017          15.43
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.63
                                                                                  2010          10.06
                                                                                  2011          11.35
                                                                                  2012          10.97
                                                                                  2013          12.46
                                                                                  2014          14.53
                                                                                  2015          15.12
                                                                                  2016          14.59
                                                                                  2017          15.40



                                                                                                    NUMBER OF
                                                                                    END OF YEAR    ACCUMULATION
                                                                                   ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE         YEAR
--------------------------------------------------------------------------------- -------------- ---------------
                                                                                         16.67             0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.66     2,530,763.05
                                                                                         19.07     3,078,106.91
                                                                                         17.25     3,539,470.40
                                                                                         20.64     3,291,982.18
                                                                                         25.92     3,718,443.28
                                                                                         26.14     3,583,443.08
                                                                                         26.83     3,470,615.39
                                                                                         26.56     3,093,920.82
                                                                                         35.87     2,571,026.45
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.61       687,554.56
                                                                                          9.15     1,068,648.57
                                                                                          8.42     1,415,850.80
                                                                                         10.16     1,346,063.32
                                                                                         10.80             0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03     3,855,645.65
                                                                                          0.96    16,973,682.53
                                                                                          1.06    41,231,237.10
                                                                                          1.18    45,428,283.50
PIMCO Inflation Protected Bond Investment Division (Class B).....................        13.09    14,097,736.84
                                                                                         13.93    18,853,712.18
                                                                                         15.29    22,060,834.54
                                                                                         16.48    23,103,607.27
                                                                                         14.76    20,921,626.20
                                                                                         15.00    18,776,351.61
                                                                                         14.36    17,352,657.26
                                                                                         14.88    15,970,778.59
                                                                                         15.21    15,194,383.64
PIMCO Total Return Investment Division (Class B).................................        15.56    21,012,926.60
                                                                                         16.62    29,547,685.64
                                                                                         16.94    32,720,206.08
                                                                                         18.28    33,459,538.47
                                                                                         17.70    33,294,516.54
                                                                                         18.22    30,162,776.71
                                                                                         17.99    27,944,679.28
                                                                                         18.23    25,398,948.88
                                                                                         18.82    24,139,131.37
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.76    10,522,294.15
                                                                                         10.96    32,068,305.21
                                                                                         10.34    31,404,922.55
                                                                                         10.98    29,122,721.93
                                                                                         10.89    28,501,250.41
                                                                                         10.90    28,621,046.95
                                                                                         11.04    25,296,375.98
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06    67,974,801.15
                                                                                          1.16   167,476,225.23
                                                                                          1.23   186,926,839.25
                                                                                          1.21   228,593,841.12
                                                                                          1.26   240,613,022.67
                                                                                          1.42   223,663,272.66
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.76     2,942,032.89
                                                                                         11.54     6,462,747.17
                                                                                         11.26    17,140,291.91
                                                                                         11.63    20,799,330.20
                                                                                         13.37    19,853,789.36
SSGA Growth and Income ETF Investment Division (Class B).........................        10.62     9,979,215.54
                                                                                         11.77    27,821,570.04
                                                                                         11.75    39,524,198.83
                                                                                         13.09    40,225,522.76
                                                                                         14.60    38,653,105.18
                                                                                         15.26    36,167,858.36
                                                                                         14.77    34,085,827.28
                                                                                         15.43    32,122,186.00
                                                                                         17.66    27,978,937.46
SSGA Growth ETF Investment Division (Class B)....................................        10.06     3,058,162.85
                                                                                         11.35     4,291,610.98
                                                                                         10.97     4,758,320.83
                                                                                         12.46     5,212,125.54
                                                                                         14.53     5,780,859.59
                                                                                         15.12     5,831,845.05
                                                                                         14.59     5,624,540.44
                                                                                         15.40     5,188,070.73
                                                                                         18.19     4,585,522.22

                                          1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                    NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- --------------
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2013          17.79          22.49    6,484,456.47
                                                                          2014          22.49          24.17    6,147,922.34
                                                                          2015          24.17          26.38    6,380,378.67
                                                                          2016          26.38          26.46    6,304,089.17
                                                                          2017          26.46          34.88    5,814,440.79
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.20           5.57    6,605,032.05
                                                                          2010           5.57           7.02    7,452,605.10
                                                                          2011           7.02           6.25    8,293,969.11
                                                                          2012           6.25           6.92    7,942,344.23
                                                                          2013           6.92           7.24            0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.22           8.43    8,896,812.31
                                                                          2010           8.43          10.63   10,543,521.65
                                                                          2011          10.63          10.33   11,726,128.73
                                                                          2012          10.33          11.60   11,397,693.54
                                                                          2013          11.60          15.64   10,844,895.76
                                                                          2014          15.64          17.42   10,327,747.97
                                                                          2015          17.42          18.35   10,275,764.81
                                                                          2016          18.35          19.25    9,539,705.33
                                                                          2017          19.25          23.72    8,490,169.13
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           8.83          13.92    1,973,633.33
                                                                          2010          13.92          18.51    2,914,342.13
                                                                          2011          18.51          18.54    3,448,513.28
                                                                          2012          18.54          21.23    3,334,995.65
                                                                          2013          21.23          30.22    3,293,870.13
                                                                          2014          30.22          31.83    3,163,635.81
                                                                          2015          31.83          32.21    3,305,734.92
                                                                          2016          32.21          35.46    3,029,777.84
                                                                          2017          35.46          42.92    2,783,899.03
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009)2009          11.06          14.81      170,726.13
                                                                          2010          14.81          18.87      650,573.92
                                                                          2011          18.87          15.53    1,148,333.46
                                                                          2012          15.53          15.73    1,306,977.27
                                                                          2013          15.73          17.21    1,186,585.15
                                                                          2014          17.21          13.79    1,314,208.63
                                                                          2015          13.79           9.16    1,712,109.92
                                                                          2016           9.16          13.00    1,328,155.69
                                                                          2017          13.00          12.74    1,379,767.99
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))..................... 2009          11.46          20.45    6,093,473.84
                                                                          2010          20.45          25.46    6,870,168.76
                                                                          2011          25.46          23.47    7,124,065.55
                                                                          2012          23.47          25.96            0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))..................... 2012          25.84          26.59    6,561,328.53
                                                                          2013          26.59          34.22    5,868,523.88
                                                                          2014          34.22          37.05    5,282,697.59
                                                                          2015          37.05          33.30    4,962,252.48
                                                                          2016          33.30          37.99    4,457,585.35
                                                                          2017          37.99          41.08    4,055,704.76
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2016          30.97          32.15    6,284,359.42
                                                                          2017          32.15          34.28    5,679,363.63
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))...................................................... 2009          16.26          21.25    4,795,673.99
                                                                          2010          21.25          23.71    5,207,933.54
                                                                          2011          23.71          24.46    5,522,429.14
                                                                          2012          24.46          27.28    5,370,333.81
                                                                          2013          27.28          29.09    5,443,285.29
                                                                          2014          29.09          30.12    5,271,936.00
                                                                          2015          30.12          29.10    4,743,807.12
                                                                          2016          29.10          30.00            0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)....................................................... 2016          31.60          32.84    2,003,388.81
                                                                          2017          32.84          35.02    1,730,313.25
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))............................................................... 2009          18.00          23.15      190,419.91
                                                                          2010          23.15          25.61      713,578.24
                                                                          2011          25.61          26.17    1,217,423.97
                                                                          2012          26.17          28.80    1,440,256.83
                                                                          2013          28.80          28.85    1,393,849.45
                                                                          2014          28.85          29.75    1,463,817.53

                                         1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          29.75          28.96   1,463,715.54
                                                                         2016          28.96          29.69           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          16.56          17.08   5,880,515.48
                                                                         2010          17.08          17.80   6,431,005.46
                                                                         2011          17.80          18.50   6,310,303.78
                                                                         2012          18.50          18.83   6,276,242.56
                                                                         2013          18.83          18.43   6,066,931.54
                                                                         2014          18.43          18.66   5,524,684.17
                                                                         2015          18.66          18.49   5,014,789.22
                                                                         2016          18.49          18.44   4,676,725.91
                                                                         2017          18.44          18.52   4,463,477.63





                                                                                         AT 1.50 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.47          25.46   7,376,589.98
                                                                                2010          25.46          30.70   7,743,762.55
                                                                                2011          30.70          24.45   8,041,761.60
                                                                                2012          24.45          28.46   7,363,012.38
                                                                                2013          28.46          35.97   6,676,357.08
                                                                                2014          35.97          36.19   6,275,974.03
                                                                                2015          36.19          35.74   5,723,908.81
                                                                                2016          35.74          35.95   5,200,970.75
                                                                                2017          35.95          44.59   4,520,969.90
American Funds Growth-Income Investment Division (Class 2)..................... 2009          61.61          92.76   2,337,384.35
                                                                                2010          92.76         101.82   2,535,035.68
                                                                                2011         101.82          98.48   2,636,733.23
                                                                                2012          98.48         113.96   2,481,403.31
                                                                                2013         113.96         149.88   2,235,737.74
                                                                                2014         149.88         163.35   2,065,971.05
                                                                                2015         163.35         163.26   1,909,121.24
                                                                                2016         163.26         179.35   1,747,404.24
                                                                                2017         179.35         216.24   1,520,990.32





                                     1.35 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.73
                                                                                 2013          10.57
                                                                                 2014          11.59
                                                                                 2015          12.28
                                                                                 2016          12.18
                                                                                 2017          12.45
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
                                                                                 2016           1.01
                                                                                 2017           1.02
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.94
                                                                                 2011           9.90
                                                                                 2012           9.56
                                                                                 2013          10.71
                                                                                 2014          12.52
                                                                                 2015          13.10
                                                                                 2016          12.83
                                                                                 2017          13.65
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.41
                                                                                 2011           9.41
                                                                                 2012           8.85
                                                                                 2013          10.14
                                                                                 2014          12.52
                                                                                 2015          13.14



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.73     700,497.55
                                                                                        10.57   1,598,037.97
                                                                                        11.59   1,909,287.19
                                                                                        12.28   1,920,754.96
                                                                                        12.18   1,888,053.26
                                                                                        12.45   1,748,681.66
                                                                                        13.96   1,622,796.08
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     137,400.36
                                                                                         1.01     676,517.47
                                                                                         1.02     583,135.73
                                                                                         1.16     608,961.88
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.94     529,517.88
                                                                                         9.90   1,046,788.06
                                                                                         9.56   1,224,203.58
                                                                                        10.71   1,032,316.71
                                                                                        12.52   1,071,140.63
                                                                                        13.10   1,026,928.88
                                                                                        12.83     988,796.80
                                                                                        13.65   1,010,668.98
                                                                                        15.74     916,729.25
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.41     262,619.09
                                                                                         9.41     408,043.17
                                                                                         8.85     317,356.58
                                                                                        10.14     428,344.81
                                                                                        12.52     435,043.15
                                                                                        13.14     377,062.65
                                                                                        12.87     354,912.53

                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2016          12.87
                                                                                 2017          13.83
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.89
                                                                                 2011           9.21
                                                                                 2012           8.67
                                                                                 2013          10.04
                                                                                 2014          12.86
                                                                                 2015          13.73
                                                                                 2016          14.42
                                                                                 2017          15.52
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.35
                                                                                 2011          10.14
                                                                                 2012          10.03
                                                                                 2013          10.96
                                                                                 2014          12.28
                                                                                 2015          12.85
                                                                                 2016          12.59
                                                                                 2017          13.29
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.57
                                                                                 2014          11.02
                                                                                 2015          11.31
                                                                                 2016          10.09
                                                                                 2017          10.85
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.79
                                                                                 2010          12.99
                                                                                 2011          13.69
                                                                                 2012          10.79
                                                                                 2013          12.70
                                                                                 2014          14.43
                                                                                 2015          13.76
                                                                                 2016          13.28
                                                                                 2017          13.77
BlackRock Bond Income Investment Division (Class B)............................. 2009          46.11
                                                                                 2010          50.27
                                                                                 2011          53.60
                                                                                 2012          56.21
                                                                                 2013          59.49
                                                                                 2014          58.10
                                                                                 2015          61.23
                                                                                 2016          60.61
                                                                                 2017          61.51
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          18.11
                                                                                 2010          27.10
                                                                                 2011          31.94
                                                                                 2012          28.63
                                                                                 2013          32.21
                                                                                 2014          42.56
                                                                                 2015          45.62
                                                                                 2016          47.71
                                                                                 2017          47.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.57
                                                                                 2013          10.30
                                                                                 2014          11.21
                                                                                 2015          11.72
                                                                                 2016          11.55
                                                                                 2017          11.90
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................... 2009          24.18
                                                                                 2010          23.92
                                                                                 2011          23.60
                                                                                 2012          23.29
                                                                                 2013          22.97
                                                                                 2014          22.66
                                                                                 2015          22.36
                                                                                 2016          22.06
                                                                                 2017          21.79
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B)).................... 2009           6.37



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.83     356,002.55
                                                                                        16.56     343,040.24
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.89     275,606.63
                                                                                         9.21     687,139.67
                                                                                         8.67     939,838.48
                                                                                        10.04     944,438.60
                                                                                        12.86     888,053.52
                                                                                        13.73     825,682.01
                                                                                        14.42     763,974.02
                                                                                        15.52     762,728.04
                                                                                        19.59     626,213.60
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.35     582,287.39
                                                                                        10.14   1,461,792.86
                                                                                        10.03   1,722,907.35
                                                                                        10.96   1,696,678.62
                                                                                        12.28   1,615,230.87
                                                                                        12.85   1,526,132.72
                                                                                        12.59   1,347,645.81
                                                                                        13.29   1,286,183.59
                                                                                        14.82   1,166,684.04
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60     798,707.65
                                                                                        11.57   1,962,454.26
                                                                                        11.02   2,210,992.80
                                                                                        11.31   2,026,748.02
                                                                                        10.09   1,919,263.99
                                                                                        10.85   1,766,859.79
                                                                                        11.75   1,666,423.82
Baillie Gifford International Stock Investment Division (Class B)...............        12.99      10,183.87
                                                                                        13.69      30,641.28
                                                                                        10.79      52,318.52
                                                                                        12.70      48,827.19
                                                                                        14.43      46,118.50
                                                                                        13.76      46,795.70
                                                                                        13.28      45,741.58
                                                                                        13.77      43,895.50
                                                                                        18.32      37,253.90
BlackRock Bond Income Investment Division (Class B).............................        50.27      13,209.00
                                                                                        53.60      49,867.43
                                                                                        56.21      69,143.50
                                                                                        59.49      75,005.18
                                                                                        58.10      81,741.44
                                                                                        61.23     100,075.27
                                                                                        60.61     101,628.40
                                                                                        61.51      99,854.88
                                                                                        63.03     103,253.26
BlackRock Capital Appreciation Investment Division (Class B)....................        27.10      18,387.25
                                                                                        31.94      42,679.86
                                                                                        28.63      62,047.96
                                                                                        32.21      64,372.08
                                                                                        42.56      53,323.00
                                                                                        45.62      52,752.57
                                                                                        47.71      50,488.20
                                                                                        47.00      49,100.21
                                                                                        61.94      41,974.70
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)......................................................................         9.57     970,654.11
                                                                                        10.30   2,069,694.85
                                                                                        11.21   2,446,192.58
                                                                                        11.72   2,373,101.21
                                                                                        11.55   2,416,857.23
                                                                                        11.90   2,245,048.38
                                                                                        13.30   2,060,710.33
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))...........................        23.92           0.00
                                                                                        23.60       6,914.44
                                                                                        23.29      16,827.58
                                                                                        22.97      13,519.93
                                                                                        22.66      30,555.47
                                                                                        22.36      30,416.98
                                                                                        22.06      17,459.86
                                                                                        21.79      19,225.20
                                                                                        21.63      18,878.56
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))....................         9.88      30,941.73

                                            1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2010           9.88          11.28      36,048.97
                                                                               2011          11.28          12.23           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B))................... 2011          12.19          10.44      84,103.05
                                                                               2012          10.44          12.03      78,050.38
                                                                               2013          12.03          15.37      82,992.33
                                                                               2014          15.37          15.94     120,479.68
                                                                               2015          15.94          15.41      94,254.97
                                                                               2016          15.41          16.57      86,484.59
                                                                               2017          16.57          20.09      70,495.72
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B)).................... 2009           9.21          11.36      58,176.30
                                                                               2010          11.36          12.34     194,053.86
                                                                               2011          12.34          12.57     220,866.70
                                                                               2012          12.57          13.54     252,850.55
                                                                               2013          13.54          13.93     247,543.87
                                                                               2014          13.93          14.35     204,308.80
                                                                               2015          14.35          14.08     186,552.40
                                                                               2016          14.08          14.52     142,230.56
                                                                               2017          14.52          15.32     125,544.53
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.43          11.08     194,396.61
                                                                               2010          11.08          12.19     607,341.35
                                                                               2011          12.19          12.15     871,059.68
                                                                               2012          12.15          13.37     922,064.88
                                                                               2013          13.37          14.63     984,633.26
                                                                               2014          14.63          15.14     943,822.45
                                                                               2015          15.14          14.78     869,035.68
                                                                               2016          14.78          15.47     799,052.37
                                                                               2017          15.47          16.89     726,371.31
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.66          10.73   1,130,743.06
                                                                               2010          10.73          11.98   3,535,250.59
                                                                               2011          11.98          11.66   4,493,700.87
                                                                               2012          11.66          13.02   4,221,672.84
                                                                               2013          13.02          15.16   4,160,510.92
                                                                               2014          15.16          15.71   4,040,729.45
                                                                               2015          15.71          15.31   3,828,951.58
                                                                               2016          15.31          16.17   3,534,682.29
                                                                               2017          16.17          18.31   3,193,079.72
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.65          13.29      88,887.62
                                                                               2014          13.29          13.24           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.98          10.33     370,025.41
                                                                               2010          10.33          11.69     465,424.21
                                                                               2011          11.69          11.10     486,394.82
                                                                               2012          11.10          12.63     487,664.41
                                                                               2013          12.63          15.49     573,235.33
                                                                               2014          15.49          16.08     615,272.77
                                                                               2015          16.08          15.60     571,572.62
                                                                               2016          15.60          16.64     576,875.97
                                                                               2017          16.64          19.57     508,381.52
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.17           8.92      52,841.43
                                                                               2010           8.92           9.68      80,944.27
                                                                               2011           9.68           9.39      86,338.59
                                                                               2012           9.39          10.75      94,859.59
                                                                               2013          10.75          11.58           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.38     700,305.13
                                                                               2012           9.38          10.47   1,914,684.68
                                                                               2013          10.47          11.81   3,193,820.29
                                                                               2014          11.81          12.78   3,814,057.40
                                                                               2015          12.78          12.09   3,599,476.20
                                                                               2016          12.09          12.93   3,526,139.77
                                                                               2017          12.93          15.09   3,342,194.14
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.45          10.33      30,772.39
                                                                               2010          10.33          12.60      86,152.99
                                                                               2011          12.60          10.10     122,880.91

                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2012          10.10
                                                                                 2013          11.85
                                                                                 2014          11.11
                                                                                 2015          10.25
                                                                                 2016           8.71
                                                                                 2017           9.58
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          16.23
                                                                                 2010          26.72
                                                                                 2011          30.26
                                                                                 2012          31.79
                                                                                 2013          35.00
                                                                                 2014          47.13
                                                                                 2015          47.28
                                                                                 2016          42.14
                                                                                 2017          50.99
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.32
                                                                                 2010          14.27
                                                                                 2011          17.26
                                                                                 2012          14.26
                                                                                 2013          16.59
                                                                                 2014          20.88
                                                                                 2015          19.22
                                                                                 2016          20.06
                                                                                 2017          20.94
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.22
                                                                                 2012          10.29
                                                                                 2013          10.89
                                                                                 2014          11.16
                                                                                 2015          11.09
                                                                                 2016          10.85
                                                                                 2017          11.70
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.77
                                                                                 2013          10.06
                                                                                 2014          10.04
                                                                                 2015          10.01
                                                                                 2016           9.81
                                                                                 2017           9.98
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.90
                                                                                 2011          12.21
                                                                                 2012          12.00
                                                                                 2013          13.53
                                                                                 2014          13.49
                                                                                 2015          13.46
                                                                                 2016          12.73
                                                                                 2017          12.67
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          18.56
                                                                                 2010          30.18
                                                                                 2011          33.26
                                                                                 2012          31.41
                                                                                 2013          34.90
                                                                                 2014          45.92
                                                                                 2015          49.99
                                                                                 2016          50.38
                                                                                 2017          53.21
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          41.82
                                                                                 2010          58.00
                                                                                 2011          64.34
                                                                                 2012          63.65
                                                                                 2013          71.21
                                                                                 2014          94.34
                                                                                 2015         105.65



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        11.85     134,237.27
                                                                                        11.11     160,429.11
                                                                                        10.25     182,371.41
                                                                                         8.71     211,859.42
                                                                                         9.58     215,878.91
                                                                                        12.14     188,553.17
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        26.72       3,924.97
                                                                                        30.26      11,810.89
                                                                                        31.79      20,131.07
                                                                                        35.00      18,636.38
                                                                                        47.13      17,496.54
                                                                                        47.28      22,895.64
                                                                                        42.14      22,459.10
                                                                                        50.99      20,698.95
                                                                                        56.62      19,815.05
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.27       1,674.78
                                                                                        17.26       9,764.56
                                                                                        14.26      16,064.16
                                                                                        16.59      16,377.23
                                                                                        20.88      15,078.27
                                                                                        19.22      18,528.42
                                                                                        20.06      19,781.43
                                                                                        20.94      22,206.04
                                                                                        26.95      16,339.39
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.22       2,257.72
                                                                                        10.29       6,640.87
                                                                                        10.89      10,262.36
                                                                                        11.16      33,468.50
                                                                                        11.09      46,665.68
                                                                                        10.85      55,660.37
                                                                                        11.70      55,031.81
                                                                                        11.97      54,840.35
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.77      10,452.94
                                                                                        10.06      32,813.30
                                                                                        10.04     188,388.01
                                                                                        10.01     243,143.67
                                                                                         9.81     211,005.96
                                                                                         9.98     201,790.55
                                                                                         9.98     238,764.45
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.90       3,407.44
                                                                                        12.21       8,272.30
                                                                                        12.00      14,876.84
                                                                                        13.53      18,404.79
                                                                                        13.49      17,128.40
                                                                                        13.46      16,338.63
                                                                                        12.73      16,112.71
                                                                                        12.67      15,862.24
                                                                                        12.52      14,760.23
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        30.18      34,772.37
                                                                                        33.26     101,054.60
                                                                                        31.41     130,860.23
                                                                                        34.90     127,191.21
                                                                                        45.92     113,955.38
                                                                                        49.99     107,312.86
                                                                                        50.38      97,375.24
                                                                                        53.21      92,110.64
                                                                                        62.38      78,080.77
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        58.00           0.00
                                                                                        64.34           0.00
                                                                                        63.65           0.00
                                                                                        71.21           0.00
                                                                                        94.34           0.00
                                                                                       105.65           0.00
                                                                                       108.92           0.00

                                 1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
                                                                                      2016         108.92
                                                                                      2017         116.35
Clarion Global Real Estate Investment Division (Class B)............................. 2009           6.71
                                                                                      2010          12.49
                                                                                      2011          14.30
                                                                                      2012          13.32
                                                                                      2013          16.56
                                                                                      2014          16.92
                                                                                      2015          18.91
                                                                                      2016          18.39
                                                                                      2017          18.30
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2009           4.29
                                                                                      2010           6.21
                                                                                      2011           7.59
                                                                                      2012           7.73
                                                                                      2013           9.04
                                                                                      2014          12.99
                                                                                      2015          15.23
                                                                                      2016          14.42
                                                                                      2017          14.61
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))...................... 2009          95.05
                                                                                      2010         146.15
                                                                                      2011         157.74
                                                                                      2012         143.89
                                                                                      2013         173.91
                                                                                      2014         220.97
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).... 2009           3.38
                                                                                      2010           5.69
                                                                                      2011           6.03
Frontier Mid Cap Growth Investment Division (Class B)................................ 2009          24.50
                                                                                      2010          40.03
                                                                                      2011          45.41
                                                                                      2012          43.35
                                                                                      2013          47.34
                                                                                      2014          61.86
                                                                                      2015          67.66
                                                                                      2016          68.49
                                                                                      2017          71.06
Harris Oakmark International Investment Division (Class B)........................... 2009           9.05
                                                                                      2010          17.44
                                                                                      2011          20.04
                                                                                      2012          16.95
                                                                                      2013          21.61
                                                                                      2014          27.83
                                                                                      2015          25.86
                                                                                      2016          24.36
                                                                                      2017          26.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                      2013           1.04
                                                                                      2014           1.05
                                                                                      2015           1.09
                                                                                      2016           1.03
                                                                                      2017           1.14
Invesco Small Cap Growth Investment Division (Class B)............................... 2009           8.37
                                                                                      2010          12.83
                                                                                      2011          15.97
                                                                                      2012          15.59
                                                                                      2013          18.18
                                                                                      2014          25.15
                                                                                      2015          26.77
                                                                                      2016          25.96
                                                                                      2017          28.54
Jennison Growth Investment Division (Class B)........................................ 2009           3.19
                                                                                      2010           4.69
                                                                                      2011           5.15
                                                                                      2012           5.09
                                                                                      2013           5.81
                                                                                      2014           7.84
                                                                                      2015           8.41
                                                                                      2016           9.17
                                                                                      2017           9.04



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
                                                                                            116.35           0.00
                                                                                            139.98           0.00
Clarion Global Real Estate Investment Division (Class B).............................        12.49     113,147.00
                                                                                             14.30     142,540.12
                                                                                             13.32     153,001.73
                                                                                             16.56     140,643.64
                                                                                             16.92     159,038.72
                                                                                             18.91     153,460.53
                                                                                             18.39     145,660.28
                                                                                             18.30     142,723.11
                                                                                             20.00     139,216.68
ClearBridge Aggressive Growth Investment Division (Class B)..........................         6.21       4,228.23
                                                                                              7.59      37,999.75
                                                                                              7.73     114,121.94
                                                                                              9.04     124,366.49
                                                                                             12.99     150,366.16
                                                                                             15.23     547,261.68
                                                                                             14.42     554,022.96
                                                                                             14.61     534,830.11
                                                                                             17.07     476,735.72
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................       146.15      15,083.61
                                                                                            157.74      29,768.40
                                                                                            143.89      30,783.56
                                                                                            173.91      30,120.49
                                                                                            220.97      26,947.54
                                                                                            230.13           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....         5.69      12,624.40
                                                                                              6.03      48,460.26
                                                                                              6.41           0.00
Frontier Mid Cap Growth Investment Division (Class B)................................        40.03       5,804.82
                                                                                             45.41      19,715.03
                                                                                             43.35      24,297.29
                                                                                             47.34      26,979.85
                                                                                             61.86      24,368.94
                                                                                             67.66      23,968.25
                                                                                             68.49      24,315.58
                                                                                             71.06      26,219.24
                                                                                             87.60      21,832.17
Harris Oakmark International Investment Division (Class B)...........................        17.44      50,265.59
                                                                                             20.04     164,125.62
                                                                                             16.95     271,704.84
                                                                                             21.61     264,584.11
                                                                                             27.83     236,602.74
                                                                                             25.86     261,717.45
                                                                                             24.36     272,001.72
                                                                                             26.00     269,383.28
                                                                                             33.46     232,381.74
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........         1.04   3,583,816.56
                                                                                              1.05   6,063,904.68
                                                                                              1.09   5,467,799.47
                                                                                              1.03   5,390,595.80
                                                                                              1.14   5,727,690.76
                                                                                              1.24   5,557,170.31
Invesco Small Cap Growth Investment Division (Class B)...............................        12.83       4,949.43
                                                                                             15.97      12,778.31
                                                                                             15.59      15,181.29
                                                                                             18.18      13,109.11
                                                                                             25.15      17,693.71
                                                                                             26.77      18,719.47
                                                                                             25.96      19,467.70
                                                                                             28.54      20,027.63
                                                                                             35.30      19,441.83
Jennison Growth Investment Division (Class B)........................................         4.69      41,542.08
                                                                                              5.15     133,033.11
                                                                                              5.09     182,276.94
                                                                                              5.81     307,229.22
                                                                                              7.84     309,583.58
                                                                                              8.41     263,546.94
                                                                                              9.17     270,036.72
                                                                                              9.04     270,036.31
                                                                                             12.22     223,091.21

                                         1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................... 2009           4.98           7.83      22,606.09
                                                                        2010           7.83           8.45      52,770.37
                                                                        2011           8.45           8.22      71,696.93
                                                                        2012           8.22           9.25           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........... 2013          11.26          10.71     297,634.22
                                                                        2014          10.71          11.11     298,570.71
                                                                        2015          11.11          11.01     286,169.45
                                                                        2016          11.01          11.10     287,366.84
                                                                        2017          11.10          11.32     270,089.26
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................... 2009           8.88           9.90      68,793.72
                                                                        2010           9.90          10.36     197,147.65
                                                                        2011          10.36          10.82     246,741.63
                                                                        2012          10.82          11.20     267,844.25
                                                                        2013          11.20          11.17           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................ 2012           1.01           1.05   1,690,213.53
                                                                        2013           1.05           1.15   6,548,971.71
                                                                        2014           1.15           1.21   7,681,427.53
                                                                        2015           1.21           1.20   8,295,172.71
                                                                        2016           1.20           1.22   7,685,068.40
                                                                        2017           1.22           1.41   7,011,421.68
JPMorgan Small Cap Value Investment Division (Class B)................. 2009           7.81          12.52       5,896.80
                                                                        2010          12.52          14.74      17,369.61
                                                                        2011          14.74          13.03      23,700.49
                                                                        2012          13.03          14.83      25,562.96
                                                                        2013          14.83          19.45      21,848.72
                                                                        2014          19.45          20.03      27,233.04
                                                                        2015          20.03          18.29      29,410.04
                                                                        2016          18.29          23.55      36,912.28
                                                                        2017          23.55          24.00      34,182.48
Loomis Sayles Global Markets Investment Division (Class B)............. 2009           7.25          10.86       8,843.56
                                                                        2010          10.86          13.07      33,303.04
                                                                        2011          13.07          12.70      54,405.50
                                                                        2012          12.70          14.65      60,020.73
                                                                        2013          14.65          16.93     126,849.29
                                                                        2014          16.93          17.29     113,926.95
                                                                        2015          17.29          17.26     111,570.05
                                                                        2016          17.26          17.85      98,857.15
                                                                        2017          17.85          21.65      92,701.70
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))..................... 2009           7.49          10.07      26,771.53
                                                                        2010          10.07          11.11      45,208.76
                                                                        2011          11.11          11.20      77,002.11
                                                                        2012          11.20          12.43     101,112.78
                                                                        2013          12.43          12.97           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)............. 2009          18.84          28.71      10,378.14
                                                                        2010          28.71          36.03      20,350.41
                                                                        2011          36.03          35.67      24,581.11
                                                                        2012          35.67          40.21      26,722.38
                                                                        2013          40.21          55.81      23,846.43
                                                                        2014          55.81          56.99      26,324.35
                                                                        2015          56.99          55.25      27,619.48
                                                                        2016          55.25          64.85      25,487.69
                                                                        2017          64.85          73.55      22,509.49
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))........... 2009          14.34          14.97     224,326.09
                                                                        2010          14.97          15.62     542,039.85
                                                                        2011          15.62          16.53     624,973.55
                                                                        2012          16.53          16.90     687,266.75
                                                                        2013          16.90          16.25     750,682.91
                                                                        2014          16.25          16.91     779,866.02
                                                                        2015          16.91          16.70     748,202.63
                                                                        2016          16.70          16.83     761,967.51
                                                                        2017          16.83          17.09     757,337.04
MetLife Mid Cap Stock Index Investment Division (Class B).............. 2009           8.68          14.07      46,762.15
                                                                        2010          14.07          17.49     100,035.42
                                                                        2011          17.49          16.88     129,360.48
                                                                        2012          16.88          19.54     135,393.62
                                                                        2013          19.54          25.60     131,037.27
                                                                        2014          25.60          27.59     133,067.26
                                                                        2015          27.59          26.51     138,797.12
                                                                        2016          26.51          31.42     129,507.80
                                                                        2017          31.42          35.84     119,554.00

                                 1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.56
                                                                                      2010          12.10
                                                                                      2011          12.88
                                                                                      2012          11.10
                                                                                      2013          12.93
                                                                                      2014          15.50
                                                                                      2015          14.33
                                                                                      2016          13.96
                                                                                      2017          13.91
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.21
                                                                                      2016           1.18
                                                                                      2017           1.22
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           9.27
                                                                                      2010          14.52
                                                                                      2011          18.14
                                                                                      2012          17.13
                                                                                      2013          19.61
                                                                                      2014          26.74
                                                                                      2015          27.64
                                                                                      2016          26.04
                                                                                      2017          31.08
MetLife Stock Index Investment Division (Class B).................................... 2009          22.91
                                                                                      2010          34.49
                                                                                      2011          38.96
                                                                                      2012          39.07
                                                                                      2013          44.49
                                                                                      2014          57.81
                                                                                      2015          64.51
                                                                                      2016          64.22
                                                                                      2017          70.57
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.60
                                                                                      2010          10.31
                                                                                      2011          11.08
                                                                                      2012          11.16
                                                                                      2013          12.55
                                                                                      2014          16.31
                                                                                      2015          17.65
                                                                                      2016          16.34
                                                                                      2017          19.04
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           8.11
                                                                                      2010          13.26
                                                                                      2011          14.58
                                                                                      2012          12.84
                                                                                      2013          14.78
                                                                                      2014          17.39
                                                                                      2015          15.97
                                                                                      2016          15.47
                                                                                      2017          15.13
MFS(Reg. TM) Total Return Investment Division (Class B).............................. 2009          31.70
                                                                                      2010          41.51
                                                                                      2011          44.96
                                                                                      2012          45.32
                                                                                      2013          49.76
                                                                                      2014          58.28
                                                                                      2015          62.31
                                                                                      2016          61.22
                                                                                      2017          65.79
MFS(Reg. TM) Value Investment Division (Class B)..................................... 2009           7.50
                                                                                      2010          10.91
                                                                                      2011          11.97
                                                                                      2012          11.88
                                                                                      2013          13.64
                                                                                      2014          18.22
                                                                                      2015          19.87
                                                                                      2016          19.54
                                                                                      2017          21.99
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))................................................ 2009           5.59
                                                                                      2010           8.13
                                                                                      2011           8.91



                                                                                                        NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- --------------
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        12.10      117,703.75
                                                                                             12.88      213,077.88
                                                                                             11.10      279,685.96
                                                                                             12.93      289,482.00
                                                                                             15.50      258,581.69
                                                                                             14.33      274,703.89
                                                                                             13.96      274,608.38
                                                                                             13.91      284,240.00
                                                                                             17.10      246,899.51
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12    2,935,952.74
                                                                                              1.21    7,249,284.29
                                                                                              1.18   11,182,752.27
                                                                                              1.22   10,935,905.00
                                                                                              1.39    9,986,993.44
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        14.52       26,817.15
                                                                                             18.14       51,387.95
                                                                                             17.13       63,220.27
                                                                                             19.61       68,575.61
                                                                                             26.74       64,937.25
                                                                                             27.64       61,477.58
                                                                                             26.04       64,709.23
                                                                                             31.08       60,983.55
                                                                                             35.08       55,430.54
MetLife Stock Index Investment Division (Class B)....................................        34.49      102,278.38
                                                                                             38.96      236,195.99
                                                                                             39.07      268,726.58
                                                                                             44.49      263,680.43
                                                                                             57.81      236,194.61
                                                                                             64.51      220,248.55
                                                                                             64.22      209,239.36
                                                                                             70.57      198,538.27
                                                                                             84.42      183,840.25
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.31       20,837.45
                                                                                             11.08       90,242.70
                                                                                             11.16      116,109.80
                                                                                             12.55      123,733.52
                                                                                             16.31      113,765.89
                                                                                             17.65      118,175.53
                                                                                             16.34      122,088.84
                                                                                             19.04      115,019.52
                                                                                             20.16      108,318.08
MFS(Reg. TM) Research International Investment Division (Class B)....................        13.26       27,428.09
                                                                                             14.58       74,976.29
                                                                                             12.84       89,309.20
                                                                                             14.78       89,427.86
                                                                                             17.39       85,675.62
                                                                                             15.97      100,121.35
                                                                                             15.47      108,526.63
                                                                                             15.13      120,387.89
                                                                                             19.14      101,418.68
MFS(Reg. TM) Total Return Investment Division (Class B)..............................        41.51        7,610.74
                                                                                             44.96       14,324.60
                                                                                             45.32       19,864.37
                                                                                             49.76       23,721.16
                                                                                             58.28       22,722.25
                                                                                             62.31       22,648.37
                                                                                             61.22       23,784.46
                                                                                             65.79       24,584.06
                                                                                             72.81       22,299.19
MFS(Reg. TM) Value Investment Division (Class B).....................................        10.91       15,273.87
                                                                                             11.97       48,444.88
                                                                                             11.88       86,797.73
                                                                                             13.64       89,917.61
                                                                                             18.22      214,582.97
                                                                                             19.87      207,099.44
                                                                                             19.54      197,406.32
                                                                                             21.99      186,739.90
                                                                                             25.51      156,008.68
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))................................................         8.13       54,368.13
                                                                                              8.91      147,399.44
                                                                                              8.74      162,744.93

                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2012           8.74
                                                                                  2013           9.82
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.95
                                                                                  2011          15.05
                                                                                  2012          13.82
                                                                                  2013          14.90
                                                                                  2014          20.44
                                                                                  2015          20.37
                                                                                  2016          19.09
                                                                                  2017          17.24
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.43
                                                                                  2010          11.85
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.98
                                                                                  2011          16.42
                                                                                  2012          17.09
                                                                                  2013          18.50
                                                                                  2014          25.23
                                                                                  2015          24.82
                                                                                  2016          24.58
                                                                                  2017          28.71
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.16
                                                                                  2010          12.92
                                                                                  2011          15.66
                                                                                  2012          14.63
                                                                                  2013          15.20
Oppenheimer Global Equity Investment Division (Class B).......................... 2009          10.06
                                                                                  2010          16.44
                                                                                  2011          18.81
                                                                                  2012          17.00
                                                                                  2013          20.32
                                                                                  2014          25.48
                                                                                  2015          25.68
                                                                                  2016          26.33
                                                                                  2017          26.04
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.59
                                                                                  2010           8.59
                                                                                  2011           9.13
                                                                                  2012           8.38
                                                                                  2013          10.11
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.54
                                                                                  2010          13.00
                                                                                  2011          13.82
                                                                                  2012          15.16
                                                                                  2013          16.32
                                                                                  2014          14.61
                                                                                  2015          14.83
                                                                                  2016          14.18
                                                                                  2017          14.68
PIMCO Total Return Investment Division (Class B)................................. 2009          13.14
                                                                                  2010          15.42
                                                                                  2011          16.46
                                                                                  2012          16.75
                                                                                  2013          18.06
                                                                                  2014          17.48
                                                                                  2015          17.97
                                                                                  2016          17.72
                                                                                  2017          17.94
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.75
                                                                                  2013          10.94
                                                                                  2014          10.31
                                                                                  2015          10.94
                                                                                  2016          10.84
                                                                                  2017          10.83
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.16
                                                                                  2015           1.23



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.82     168,846.57
                                                                                         10.76           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        15.05      28,959.65
                                                                                         13.82      42,329.04
                                                                                         14.90      44,659.56
                                                                                         20.44      37,202.20
                                                                                         20.37      33,645.26
                                                                                         19.09      33,334.51
                                                                                         17.24      35,727.59
                                                                                         23.80      37,401.73
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.85       4,702.12
                                                                                         12.82           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        16.42       2,551.79
                                                                                         17.09       7,179.09
                                                                                         18.50      10,055.04
                                                                                         25.23      29,332.80
                                                                                         24.82      30,314.30
                                                                                         24.58      28,856.89
                                                                                         28.71      30,092.42
                                                                                         32.71      28,404.87
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.92       3,925.52
                                                                                         15.66      16,414.92
                                                                                         14.63      26,447.93
                                                                                         15.20      27,589.52
                                                                                         16.48           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.44      21,145.73
                                                                                         18.81      64,459.64
                                                                                         17.00      86,262.48
                                                                                         20.32      86,740.33
                                                                                         25.48     110,315.38
                                                                                         25.68     120,802.06
                                                                                         26.33     115,047.74
                                                                                         26.04     112,174.57
                                                                                         35.13      83,974.40
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.59      11,625.10
                                                                                          9.13      50,494.23
                                                                                          8.38      60,852.97
                                                                                         10.11      59,820.94
                                                                                         10.75           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      98,829.01
                                                                                          0.96     291,351.18
                                                                                          1.05   1,009,945.80
                                                                                          1.17   1,066,395.49
PIMCO Inflation Protected Bond Investment Division (Class B).....................        13.00     278,846.46
                                                                                         13.82     511,969.48
                                                                                         15.16     591,119.67
                                                                                         16.32     620,731.01
                                                                                         14.61     608,119.67
                                                                                         14.83     558,516.04
                                                                                         14.18     536,506.36
                                                                                         14.68     493,607.22
                                                                                         14.99     497,031.99
PIMCO Total Return Investment Division (Class B).................................        15.42     162,455.30
                                                                                         16.46     546,335.77
                                                                                         16.75     769,647.90
                                                                                         18.06     845,199.99
                                                                                         17.48     918,726.14
                                                                                         17.97     841,898.54
                                                                                         17.72     819,208.44
                                                                                         17.94     828,587.40
                                                                                         18.50     827,133.10
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.75     231,236.05
                                                                                         10.94     722,195.98
                                                                                         10.31     745,020.36
                                                                                         10.94     712,883.49
                                                                                         10.84     681,605.74
                                                                                         10.83     683,405.55
                                                                                         10.97     616,929.57
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06   1,357,517.74
                                                                                          1.16   4,953,208.49
                                                                                          1.23   5,976,973.46
                                                                                          1.20   6,024,445.02

                                           1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2016           1.20           1.25   5,973,044.62
                                                                             2017           1.25           1.41   5,640,759.27
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).... 2013          10.21          10.75      69,071.59
                                                                             2014          10.75          11.52     112,883.42
                                                                             2015          11.52          11.23     240,582.93
                                                                             2016          11.23          11.58     201,071.96
                                                                             2017          11.58          13.31     236,408.78
SSGA Growth and Income ETF Investment Division (Class B).................... 2009           7.48          10.57     239,517.68
                                                                             2010          10.57          11.71     886,316.07
                                                                             2011          11.71          11.67   1,292,160.03
                                                                             2012          11.67          13.00   1,325,412.37
                                                                             2013          13.00          14.48   1,290,443.73
                                                                             2014          14.48          15.12   1,241,487.10
                                                                             2015          15.12          14.62   1,179,700.16
                                                                             2016          14.62          15.26   1,101,537.76
                                                                             2017          15.26          17.45   1,018,408.11
SSGA Growth ETF Investment Division (Class B)............................... 2009           6.61          10.02     102,729.33
                                                                             2010          10.02          11.29     195,884.30
                                                                             2011          11.29          10.90     240,863.95
                                                                             2012          10.90          12.37     195,538.71
                                                                             2013          12.37          14.41     196,038.85
                                                                             2014          14.41          14.98     165,849.88
                                                                             2015          14.98          14.44     149,705.86
                                                                             2016          14.44          15.22     131,678.92
                                                                             2017          15.22          17.97     109,034.68
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          17.54          22.15      66,096.57
                                                                             2014          22.15          23.79      87,878.62
                                                                             2015          23.79          25.94      98,813.21
                                                                             2016          25.94          25.98     111,872.24
                                                                             2017          25.98          34.21     107,363.82
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.18           5.52      28,647.64
                                                                             2010           5.52           6.95      78,311.63
                                                                             2011           6.95           6.18     131,758.98
                                                                             2012           6.18           6.83     147,780.33
                                                                             2013           6.83           7.15           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.18           8.36      84,361.15
                                                                             2010           8.36          10.53     222,764.11
                                                                             2011          10.53          10.22     299,055.09
                                                                             2012          10.22          11.46     317,542.87
                                                                             2013          11.46          15.44     304,391.38
                                                                             2014          15.44          17.18     308,232.81
                                                                             2015          17.18          18.08     297,511.40
                                                                             2016          18.08          18.95     288,284.20
                                                                             2017          18.95          23.32     257,985.08
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.72          13.74       7,609.61
                                                                             2010          13.74          18.25      30,640.27
                                                                             2011          18.25          18.27      51,256.32
                                                                             2012          18.27          20.89      56,117.63
                                                                             2013          20.89          29.72      64,501.27
                                                                             2014          29.72          31.27      71,529.88
                                                                             2015          31.27          31.61      77,074.75
                                                                             2016          31.61          34.77      79,197.54
                                                                             2017          34.77          42.03      67,819.87
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.05          14.79      13,919.44
                                                                             2010          14.79          18.83      41,336.08
                                                                             2011          18.83          15.48      72,618.13
                                                                             2012          15.48          15.66      83,318.95
                                                                             2013          15.66          17.12      81,662.54
                                                                             2014          17.12          13.71      92,060.18
                                                                             2015          13.71           9.09     128,126.45
                                                                             2016           9.09          12.90      94,269.85
                                                                             2017          12.90          12.63     102,235.59
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          11.34          20.23      24,835.01
                                                                             2010          20.23          25.15      64,868.16
                                                                             2011          25.15          23.16      88,624.27
                                                                             2012          23.16          25.62           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          25.49          26.21      90,739.87
                                                                             2013          26.21          33.70      77,323.83
                                                                             2014          33.70          36.46      75,542.35
                                                                             2015          36.46          32.74      77,262.68

                                           1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                            2016          32.74          37.31      77,106.26
                                                                            2017          37.31          40.30      64,649.01
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)......................................................... 2016          30.31          31.45     103,939.37
                                                                            2017          31.45          33.49     105,394.39
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))........................................................ 2009          16.05          20.96      20,400.90
                                                                            2010          20.96          23.36      47,037.36
                                                                            2011          23.36          24.08      66,023.15
                                                                            2012          24.08          26.83      80,608.52
                                                                            2013          26.83          28.58      98,257.50
                                                                            2014          28.58          29.56     107,730.12
                                                                            2015          29.56          28.53     112,375.82
                                                                            2016          28.53          29.40           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)......................................................... 2016          30.93          32.12     113,916.24
                                                                            2017          32.12          34.22     109,432.84
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          17.74          22.79       6,968.07
                                                                            2010          22.79          25.19      30,791.63
                                                                            2011          25.19          25.71      45,485.11
                                                                            2012          25.71          28.27      53,224.70
                                                                            2013          28.27          28.29      52,567.48
                                                                            2014          28.29          29.15      62,131.63
                                                                            2015          29.15          28.34      56,200.35
                                                                            2016          28.34          29.05           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          16.33          16.83      73,035.12
                                                                            2010          16.83          17.51     141,786.91
                                                                            2011          17.51          18.19     183,151.82
                                                                            2012          18.19          18.49     172,589.92
                                                                            2013          18.49          18.08     119,247.69
                                                                            2014          18.08          18.29     126,457.93
                                                                            2015          18.29          18.10     114,523.18
                                                                            2016          18.10          18.04     128,484.99
                                                                            2017          18.04          18.10     115,713.40





                                                                                         AT 1.60 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009                         25.16      35,177.79
                                                                                2010          25.16          30.31      97,221.96
                                                                                2011          30.31          24.12     132,698.77
                                                                                2012          24.12          28.05     132,130.23
                                                                                2013          28.05          35.41     124,519.21
                                                                                2014          35.41          35.59     122,329.46
                                                                                2015          35.59          35.12     117,616.19
                                                                                2016          35.12          35.29     117,699.49
                                                                                2017          35.29          43.72     100,353.91
American Funds Growth-Income Investment Division (Class 2)..................... 2009          60.09          90.39       9,294.42
                                                                                2010          90.39          99.12      24,787.71
                                                                                2011          99.12          95.77      36,229.64
                                                                                2012          95.77         110.71      37,762.23
                                                                                2013         110.71         145.46      35,331.39
                                                                                2014         145.46         158.38      33,233.12
                                                                                2015         158.38         158.13      33,043.91
                                                                                2016         158.13         173.55      33,607.57
                                                                                2017         173.55         209.03      29,506.25





                                                 1.40 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)....... 2011           9.99           9.73         173.34
                                                                             2012           9.73          10.56      13,335.28

                               1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2013          10.56
                                                                                 2014          11.58
                                                                                 2015          12.26
                                                                                 2016          12.16
                                                                                 2017          12.42
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
                                                                                 2016           1.01
                                                                                 2017           1.02
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.94
                                                                                 2011           9.88
                                                                                 2012           9.54
                                                                                 2013          10.68
                                                                                 2014          12.48
                                                                                 2015          13.06
                                                                                 2016          12.78
                                                                                 2017          13.59
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.40
                                                                                 2011           9.40
                                                                                 2012           8.83
                                                                                 2013          10.12
                                                                                 2014          12.48
                                                                                 2015          13.10
                                                                                 2016          12.82
                                                                                 2017          13.77
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.88
                                                                                 2011           9.20
                                                                                 2012           8.65
                                                                                 2013          10.02
                                                                                 2014          12.82
                                                                                 2015          13.68
                                                                                 2016          14.37
                                                                                 2017          15.46
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.35
                                                                                 2011          10.13
                                                                                 2012          10.01
                                                                                 2013          10.94
                                                                                 2014          12.25
                                                                                 2015          12.81
                                                                                 2016          12.54
                                                                                 2017          13.24
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.56
                                                                                 2014          11.01
                                                                                 2015          11.29
                                                                                 2016          10.07
                                                                                 2017          10.82
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.71
                                                                                 2010          12.87
                                                                                 2011          13.56
                                                                                 2012          10.68
                                                                                 2013          12.57
                                                                                 2014          14.27
                                                                                 2015          13.60
                                                                                 2016          13.12
                                                                                 2017          13.59
BlackRock Bond Income Investment Division (Class B)............................. 2009          45.53
                                                                                 2010          49.61
                                                                                 2011          52.87
                                                                                 2012          55.42
                                                                                 2013          58.63
                                                                                 2014          57.23
                                                                                 2015          60.28
                                                                                 2016          59.64
                                                                                 2017          60.50
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          17.98
                                                                                 2010          26.89
                                                                                 2011          31.68
                                                                                 2012          28.38



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        11.58      36,373.07
                                                                                        12.26      36,876.05
                                                                                        12.16      45,666.16
                                                                                        12.42      44,592.61
                                                                                        13.91      41,581.51
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     116,184.88
                                                                                         1.01      29,312.23
                                                                                         1.02      16,931.65
                                                                                         1.16      15,964.30
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.94      67,074.69
                                                                                         9.88     190,007.23
                                                                                         9.54     304,131.75
                                                                                        10.68     306,775.76
                                                                                        12.48     311,488.59
                                                                                        13.06     299,227.45
                                                                                        12.78     260,559.05
                                                                                        13.59     268,675.91
                                                                                        15.66     254,212.58
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.40      12,430.16
                                                                                         9.40      13,818.08
                                                                                         8.83      14,120.95
                                                                                        10.12      14,244.66
                                                                                        12.48      12,329.96
                                                                                        13.10      12,214.96
                                                                                        12.82      12,207.09
                                                                                        13.77      12,198.40
                                                                                        16.48      19,890.84
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.88      23,842.60
                                                                                         9.20      85,640.56
                                                                                         8.65     151,751.98
                                                                                        10.02     143,567.59
                                                                                        12.82     112,965.31
                                                                                        13.68     106,978.36
                                                                                        14.37     108,626.30
                                                                                        15.46     101,010.69
                                                                                        19.50      92,017.93
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.35      54,049.75
                                                                                        10.13     261,079.40
                                                                                        10.01     348,617.80
                                                                                        10.94     309,816.32
                                                                                        12.25     294,567.59
                                                                                        12.81     283,982.73
                                                                                        12.54     276,257.73
                                                                                        13.24     255,170.32
                                                                                        14.74     239,178.13
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60         161.29
                                                                                        11.56      50,028.71
                                                                                        11.01      48,611.89
                                                                                        11.29      46,215.88
                                                                                        10.07      40,283.47
                                                                                        10.82      37,988.88
                                                                                        11.71      41,495.05
Baillie Gifford International Stock Investment Division (Class B)...............        12.87         676.75
                                                                                        13.56       3,771.83
                                                                                        10.68       5,054.19
                                                                                        12.57       2,710.61
                                                                                        14.27       2,059.52
                                                                                        13.60       2,094.61
                                                                                        13.12       1,988.12
                                                                                        13.59       1,680.50
                                                                                        18.08       1,413.11
BlackRock Bond Income Investment Division (Class B).............................        49.61       2,595.36
                                                                                        52.87      10,659.24
                                                                                        55.42      14,578.22
                                                                                        58.63      12,631.31
                                                                                        57.23      15,549.34
                                                                                        60.28      15,948.05
                                                                                        59.64      16,671.26
                                                                                        60.50      15,760.26
                                                                                        61.95      13,859.06
BlackRock Capital Appreciation Investment Division (Class B)....................        26.89         401.32
                                                                                        31.68      13,033.43
                                                                                        28.38      21,415.40
                                                                                        31.92      20,628.34

                                            1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2013          31.92          42.15      18,931.18
                                                                              2014          42.15          45.16      17,165.66
                                                                              2015          45.16          47.21      15,793.61
                                                                              2016          47.21          46.48      14,874.57
                                                                              2017          46.48          61.23      11,274.32
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.56         195.75
                                                                              2012           9.56          10.29      19,809.18
                                                                              2013          10.29          11.20      37,552.84
                                                                              2014          11.20          11.69      43,798.13
                                                                              2015          11.69          11.52      60,901.78
                                                                              2016          11.52          11.86      45,308.30
                                                                              2017          11.86          13.25      41,205.15
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          23.78          23.52           0.00
                                                                              2010          23.52          23.19           0.00
                                                                              2011          23.19          22.87           0.00
                                                                              2012          22.87          22.55           0.00
                                                                              2013          22.55          22.24           0.00
                                                                              2014          22.24          21.93           0.00
                                                                              2015          21.93          21.62           0.00
                                                                              2016          21.62          21.34           0.00
                                                                              2017          21.34          21.18           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.35           9.85           0.00
                                                                              2010           9.85          11.24         761.71
                                                                              2011          11.24          12.19           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          12.16          10.41         757.11
                                                                              2012          10.41          11.98         755.80
                                                                              2013          11.98          15.31         754.61
                                                                              2014          15.31          15.86         753.61
                                                                              2015          15.86          15.33         752.69
                                                                              2016          15.33          16.47         751.67
                                                                              2017          16.47          19.97         751.67
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.19          11.33      12,242.71
                                                                              2010          11.33          12.30     168,522.77
                                                                              2011          12.30          12.52     169,412.39
                                                                              2012          12.52          13.48     186,299.18
                                                                              2013          13.48          13.87     159,730.64
                                                                              2014          13.87          14.28     154,685.37
                                                                              2015          14.28          14.00     140,499.09
                                                                              2016          14.00          14.43     136,056.22
                                                                              2017          14.43          15.22     130,916.03
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.41          11.05      45,015.28
                                                                              2010          11.05          12.16     191,160.89
                                                                              2011          12.16          12.11     261,191.92
                                                                              2012          12.11          13.31     273,111.43
                                                                              2013          13.31          14.56     257,108.63
                                                                              2014          14.56          15.07     254,770.09
                                                                              2015          15.07          14.70     221,333.56
                                                                              2016          14.70          15.38     209,180.01
                                                                              2017          15.38          16.78     191,076.40
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))................... 2009           7.65          10.70     144,467.39
                                                                              2010          10.70          11.95     765,970.65
                                                                              2011          11.95          11.62   1,333,340.76
                                                                              2012          11.62          12.97   1,361,807.32
                                                                              2013          12.97          15.10   1,302,410.08
                                                                              2014          15.10          15.64   1,243,964.93
                                                                              2015          15.64          15.22   1,209,424.28
                                                                              2016          15.22          16.08   1,147,596.15
                                                                              2017          16.08          18.19   1,011,320.97
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)........... 2013          11.62          13.25         925.79
                                                                              2014          13.25          13.20           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))................... 2009           6.97          10.30      21,994.64
                                                                              2010          10.30          11.65      22,508.26
                                                                              2011          11.65          11.06      28,659.10
                                                                              2012          11.06          12.58      32,192.15

                               1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2013          12.58
                                                                                 2014          15.43
                                                                                 2015          16.01
                                                                                 2016          15.52
                                                                                 2017          16.55
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................ 2009           6.17
                                                                                 2010           8.91
                                                                                 2011           9.67
                                                                                 2012           9.37
                                                                                 2013          10.73
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................... 2011           9.99
                                                                                 2012           9.38
                                                                                 2013          10.46
                                                                                 2014          11.80
                                                                                 2015          12.76
                                                                                 2016          12.06
                                                                                 2017          12.89
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.45
                                                                                 2010          10.31
                                                                                 2011          12.57
                                                                                 2012          10.08
                                                                                 2013          11.81
                                                                                 2014          11.07
                                                                                 2015          10.20
                                                                                 2016           8.67
                                                                                 2017           9.53
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          16.10
                                                                                 2010          26.50
                                                                                 2011          29.99
                                                                                 2012          31.50
                                                                                 2013          34.65
                                                                                 2014          46.65
                                                                                 2015          46.77
                                                                                 2016          41.66
                                                                                 2017          50.39
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.32
                                                                                 2010          14.26
                                                                                 2011          17.24
                                                                                 2012          14.24
                                                                                 2013          16.55
                                                                                 2014          20.83
                                                                                 2015          19.16
                                                                                 2016          19.98
                                                                                 2017          20.85
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.22
                                                                                 2012          10.28
                                                                                 2013          10.88
                                                                                 2014          11.14
                                                                                 2015          11.06
                                                                                 2016          10.82
                                                                                 2017          11.66
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.76
                                                                                 2013          10.05
                                                                                 2014          10.02
                                                                                 2015           9.99
                                                                                 2016           9.79
                                                                                 2017           9.96
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.89
                                                                                 2011          12.20



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        15.43      46,215.72
                                                                                        16.01      52,194.13
                                                                                        15.52      50,119.28
                                                                                        16.55      27,133.92
                                                                                        19.44      26,834.83
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................         8.91       1,581.40
                                                                                         9.67       2,519.36
                                                                                         9.37       4,839.80
                                                                                        10.73       2,194.07
                                                                                        11.55           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))....................................         9.38         174.60
                                                                                        10.46      17,118.53
                                                                                        11.80      43,164.61
                                                                                        12.76      77,170.13
                                                                                        12.06     106,305.54
                                                                                        12.89      98,531.65
                                                                                        15.04      96,460.02
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.31       3,082.52
                                                                                        12.57      16,469.33
                                                                                        10.08      24,822.94
                                                                                        11.81      17,715.23
                                                                                        11.07      18,386.69
                                                                                        10.20      18,660.21
                                                                                         8.67      20,243.30
                                                                                         9.53      18,270.31
                                                                                        12.07      16,527.91
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        26.50         135.09
                                                                                        29.99         305.75
                                                                                        31.50       4,615.25
                                                                                        34.65       4,763.25
                                                                                        46.65       3,470.50
                                                                                        46.77       3,812.65
                                                                                        41.66       3,372.64
                                                                                        50.39       3,107.69
                                                                                        55.92       3,092.61
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.26         119.10
                                                                                        17.24         507.15
                                                                                        14.24       1,359.73
                                                                                        16.55       1,393.82
                                                                                        20.83       2,591.35
                                                                                        19.16       1,167.07
                                                                                        19.98       1,023.87
                                                                                        20.85         795.85
                                                                                        26.83       1,522.77
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.22       2,975.57
                                                                                        10.28       5,193.73
                                                                                        10.88       5,089.56
                                                                                        11.14       8,358.22
                                                                                        11.06       8,156.79
                                                                                        10.82       6,713.08
                                                                                        11.66       6,509.97
                                                                                        11.92       5,966.71
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.76         396.19
                                                                                        10.05       1,276.68
                                                                                        10.02      18,184.23
                                                                                         9.99      26,209.10
                                                                                         9.79      11,887.46
                                                                                         9.96      13,190.68
                                                                                         9.95      13,031.45
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.89         193.90
                                                                                        12.20       4,108.24
                                                                                        11.99       6,900.17

                                   1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2012          11.99
                                                                                         2013          13.51
                                                                                         2014          13.46
                                                                                         2015          13.42
                                                                                         2016          12.69
                                                                                         2017          12.62
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))..................................................................... 2009          18.43
                                                                                         2010          29.95
                                                                                         2011          32.99
                                                                                         2012          31.14
                                                                                         2013          34.58
                                                                                         2014          45.48
                                                                                         2015          49.49
                                                                                         2016          49.85
                                                                                         2017          52.62
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B)).............................................................................. 2009           6.11
                                                                                         2010           8.47
                                                                                         2011           9.39
                                                                                         2012           9.27
                                                                                         2013          10.36
                                                                                         2014          13.71
                                                                                         2015          15.34
                                                                                         2016          15.79
                                                                                         2017          16.85
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.70
                                                                                         2010          12.45
                                                                                         2011          14.26
                                                                                         2012          13.27
                                                                                         2013          16.49
                                                                                         2014          16.84
                                                                                         2015          18.81
                                                                                         2016          18.29
                                                                                         2017          18.19
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.28
                                                                                         2010           6.19
                                                                                         2011           7.55
                                                                                         2012           7.69
                                                                                         2013           8.99
                                                                                         2014          12.90
                                                                                         2015          15.13
                                                                                         2016          14.32
                                                                                         2017          14.49
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          93.77
                                                                                         2010         144.13
                                                                                         2011         155.49
                                                                                         2012         141.76
                                                                                         2013         171.25
                                                                                         2014         217.48
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.75
                                                                                         2010           6.30
                                                                                         2011           6.67
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          24.25
                                                                                         2010          39.60
                                                                                         2011          44.90
                                                                                         2012          42.84
                                                                                         2013          46.76
                                                                                         2014          61.07
                                                                                         2015          66.77
                                                                                         2016          67.55
                                                                                         2017          70.05
Harris Oakmark International Investment Division (Class B).............................. 2009           9.02
                                                                                         2010          17.37
                                                                                         2011          19.94
                                                                                         2012          16.86
                                                                                         2013          21.49
                                                                                         2014          27.66
                                                                                         2015          25.69



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                13.51       6,875.23
                                                                                                13.46       7,157.54
                                                                                                13.42       7,114.92
                                                                                                12.69       7,221.96
                                                                                                12.62       6,571.57
                                                                                                12.46       6,564.34
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).....................................................................        29.95       3,550.15
                                                                                                32.99      17,737.78
                                                                                                31.14      20,100.64
                                                                                                34.58      19,690.04
                                                                                                45.48      17,883.08
                                                                                                49.49      17,026.43
                                                                                                49.85      15,449.70
                                                                                                52.62      14,561.55
                                                                                                61.66      13,405.36
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))..............................................................................         8.47       6,991.47
                                                                                                 9.39      21,042.08
                                                                                                 9.27      26,110.47
                                                                                                10.36      23,346.66
                                                                                                13.71      26,500.55
                                                                                                15.34      24,434.06
                                                                                                15.79      22,688.16
                                                                                                16.85      21,490.37
                                                                                                20.24      19,493.84
Clarion Global Real Estate Investment Division (Class B)................................        12.45       2,144.58
                                                                                                14.26       8,899.41
                                                                                                13.27      13,586.18
                                                                                                16.49      11,119.42
                                                                                                16.84      11,826.74
                                                                                                18.81      11,263.58
                                                                                                18.29      14,231.73
                                                                                                18.19      14,468.36
                                                                                                19.86      14,534.53
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.19      18,021.84
                                                                                                 7.55      24,112.38
                                                                                                 7.69      27,927.13
                                                                                                 8.99      28,265.68
                                                                                                12.90      30,366.32
                                                                                                15.13     107,350.07
                                                                                                14.32     109,724.80
                                                                                                14.49     101,110.21
                                                                                                16.93      93,103.73
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       144.13         988.57
                                                                                               155.49       5,258.71
                                                                                               141.76       7,164.15
                                                                                               171.25       5,898.17
                                                                                               217.48       5,546.97
                                                                                               226.47           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         6.30         287.39
                                                                                                 6.67         333.41
                                                                                                 7.09           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        39.60       1,454.82
                                                                                                44.90       5,985.92
                                                                                                42.84       6,884.44
                                                                                                46.76       6,178.78
                                                                                                61.07       5,319.17
                                                                                                66.77       5,375.35
                                                                                                67.55       4,499.36
                                                                                                70.05       4,378.15
                                                                                                86.31       3,927.02
Harris Oakmark International Investment Division (Class B)..............................        17.37       2,583.62
                                                                                                19.94      24,567.32
                                                                                                16.86      46,883.06
                                                                                                21.49      42,066.07
                                                                                                27.66      42,859.63
                                                                                                25.69      43,618.22
                                                                                                24.19      44,647.35

                                           1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2016          24.19          25.80      46,683.73
                                                                             2017          25.80          33.19      40,768.53
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     267,341.06
                                                                             2013           1.04           1.05     322,571.67
                                                                             2014           1.05           1.09     310,915.02
                                                                             2015           1.09           1.03     307,987.05
                                                                             2016           1.03           1.14     384,876.61
                                                                             2017           1.14           1.23     411,556.48
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.34          12.78         319.29
                                                                             2010          12.78          15.90       1,136.65
                                                                             2011          15.90          15.51       1,982.54
                                                                             2012          15.51          18.08       2,975.03
                                                                             2013          18.08          24.99       2,524.23
                                                                             2014          24.99          26.60       2,678.36
                                                                             2015          26.60          25.78       2,503.49
                                                                             2016          25.78          28.33       2,406.59
                                                                             2017          28.33          35.01       2,420.34
Jennison Growth Investment Division (Class B)............................... 2009           7.64          11.21       5,415.88
                                                                             2010          11.21          12.31      15,087.87
                                                                             2011          12.31          12.17      24,210.48
                                                                             2012          12.17          13.86      46,965.18
                                                                             2013          13.86          18.69      38,934.05
                                                                             2014          18.69          20.04      36,052.46
                                                                             2015          20.04          21.85      33,819.20
                                                                             2016          21.85          21.52      35,661.45
                                                                             2017          21.52          29.07      27,120.84
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.96           7.79       9,084.91
                                                                             2010           7.79           8.40      17,370.03
                                                                             2011           8.40           8.17      24,142.86
                                                                             2012           8.17           9.20           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.23          10.68      32,322.14
                                                                             2014          10.68          11.07      30,872.16
                                                                             2015          11.07          10.97      30,891.28
                                                                             2016          10.97          11.06      30,360.86
                                                                             2017          11.06          11.26      33,006.06
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.88           9.89       7,903.89
                                                                             2010           9.89          10.35      15,024.40
                                                                             2011          10.35          10.80      43,706.46
                                                                             2012          10.80          11.17      40,507.02
                                                                             2013          11.17          11.14           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.05      33,742.22
                                                                             2013           1.05           1.14     202,407.70
                                                                             2014           1.14           1.21     390,165.01
                                                                             2015           1.21           1.20     414,206.32
                                                                             2016           1.20           1.22     370,688.68
                                                                             2017           1.22           1.40     348,714.29
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.79          12.49          95.76
                                                                             2010          12.49          14.69       1,357.60
                                                                             2011          14.69          12.99       3,971.72
                                                                             2012          12.99          14.77       5,701.52
                                                                             2013          14.77          19.36       5,465.75
                                                                             2014          19.36          19.93       6,603.27
                                                                             2015          19.93          18.19       5,612.76
                                                                             2016          18.19          23.41       5,199.00
                                                                             2017          23.41          23.85       4,985.82
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.24          10.84       4,935.75
                                                                             2010          10.84          13.04       9,864.87
                                                                             2011          13.04          12.67      15,970.54
                                                                             2012          12.67          14.61      13,353.95
                                                                             2013          14.61          16.87      18,716.72
                                                                             2014          16.87          17.21      18,246.58
                                                                             2015          17.21          17.18      17,471.05
                                                                             2016          17.18          17.75      18,366.71
                                                                             2017          17.75          21.53      15,901.73
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.49          10.06         292.93
                                                                             2010          10.06          11.10       4,205.28
                                                                             2011          11.10          11.18      11,070.14
                                                                             2012          11.18          12.40       8,075.48
                                                                             2013          12.40          12.94           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.70          28.48         346.73
                                                                             2010          28.48          35.73       1,906.03

                                 1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
                                                                                      2011          35.73
                                                                                      2012          35.36
                                                                                      2013          39.84
                                                                                      2014          55.27
                                                                                      2015          56.41
                                                                                      2016          54.65
                                                                                      2017          64.12
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))......................... 2009          14.26
                                                                                      2010          14.89
                                                                                      2011          15.52
                                                                                      2012          16.42
                                                                                      2013          16.78
                                                                                      2014          16.13
                                                                                      2015          16.77
                                                                                      2016          16.55
                                                                                      2017          16.67
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.64
                                                                                      2010          14.00
                                                                                      2011          17.40
                                                                                      2012          16.78
                                                                                      2013          19.41
                                                                                      2014          25.43
                                                                                      2015          27.39
                                                                                      2016          26.30
                                                                                      2017          31.16
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.52
                                                                                      2010          12.03
                                                                                      2011          12.81
                                                                                      2012          11.03
                                                                                      2013          12.84
                                                                                      2014          15.38
                                                                                      2015          14.22
                                                                                      2016          13.84
                                                                                      2017          13.79
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.21
                                                                                      2016           1.18
                                                                                      2017           1.21
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           9.22
                                                                                      2010          14.44
                                                                                      2011          18.03
                                                                                      2012          17.02
                                                                                      2013          19.47
                                                                                      2014          26.54
                                                                                      2015          27.42
                                                                                      2016          25.82
                                                                                      2017          30.80
MetLife Stock Index Investment Division (Class B).................................... 2009          22.70
                                                                                      2010          34.16
                                                                                      2011          38.56
                                                                                      2012          38.65
                                                                                      2013          43.99
                                                                                      2014          57.13
                                                                                      2015          63.72
                                                                                      2016          63.40
                                                                                      2017          69.64
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.58
                                                                                      2010          10.27
                                                                                      2011          11.03
                                                                                      2012          11.10
                                                                                      2013          12.48
                                                                                      2014          16.21
                                                                                      2015          17.54
                                                                                      2016          16.23
                                                                                      2017          18.90
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           8.08
                                                                                      2010          13.20
                                                                                      2011          14.50
                                                                                      2012          12.77
                                                                                      2013          14.70



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
                                                                                             35.36       7,805.84
                                                                                             39.84       7,776.80
                                                                                             55.27       5,425.94
                                                                                             56.41       5,309.25
                                                                                             54.65       5,224.13
                                                                                             64.12       4,981.54
                                                                                             72.69       4,985.69
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).........................        14.89      45,517.21
                                                                                             15.52     153,181.47
                                                                                             16.42     177,373.38
                                                                                             16.78     191,560.95
                                                                                             16.13     199,277.11
                                                                                             16.77     185,014.81
                                                                                             16.55     175,216.27
                                                                                             16.67     169,762.41
                                                                                             16.93     165,162.74
MetLife Mid Cap Stock Index Investment Division (Class B)............................        14.00       8,345.35
                                                                                             17.40      19,355.86
                                                                                             16.78      34,474.81
                                                                                             19.41      36,542.52
                                                                                             25.43      34,093.59
                                                                                             27.39      37,211.20
                                                                                             26.30      38,146.96
                                                                                             31.16      30,003.75
                                                                                             35.53      27,706.54
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        12.03      13,629.50
                                                                                             12.81      46,619.93
                                                                                             11.03      62,715.85
                                                                                             12.84      64,198.01
                                                                                             15.38      56,867.93
                                                                                             14.22      61,901.25
                                                                                             13.84      59,129.02
                                                                                             13.79      59,773.26
                                                                                             16.94      47,330.01
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12      99,843.12
                                                                                              1.21     172,419.24
                                                                                              1.18     304,178.92
                                                                                              1.21     281,107.61
                                                                                              1.38     267,120.67
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        14.44       1,222.02
                                                                                             18.03       4,554.59
                                                                                             17.02      16,162.29
                                                                                             19.47      15,889.01
                                                                                             26.54      14,136.08
                                                                                             27.42      19,253.15
                                                                                             25.82      20,569.44
                                                                                             30.80      16,367.16
                                                                                             34.75      15,982.03
MetLife Stock Index Investment Division (Class B)....................................        34.16      19,924.71
                                                                                             38.56      49,991.17
                                                                                             38.65      67,254.89
                                                                                             43.99      66,976.00
                                                                                             57.13      58,913.48
                                                                                             63.72      53,876.06
                                                                                             63.40      52,577.23
                                                                                             69.64      46,460.80
                                                                                             83.26      40,522.36
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.27       2,800.16
                                                                                             11.03      26,861.62
                                                                                             11.10      32,826.28
                                                                                             12.48      21,904.39
                                                                                             16.21      26,761.73
                                                                                             17.54      28,353.80
                                                                                             16.23      32,895.67
                                                                                             18.90      24,458.02
                                                                                             20.01      23,770.44
MFS(Reg. TM) Research International Investment Division (Class B)....................        13.20       2,206.77
                                                                                             14.50       7,604.01
                                                                                             12.77      19,581.50
                                                                                             14.70      23,778.66
                                                                                             17.28      23,029.68

                               1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          17.28
                                                                                 2015          15.86
                                                                                 2016          15.36
                                                                                 2017          15.01
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          31.36
                                                                                 2010          41.04
                                                                                 2011          44.43
                                                                                 2012          44.76
                                                                                 2013          49.13
                                                                                 2014          57.50
                                                                                 2015          61.45
                                                                                 2016          60.35
                                                                                 2017          64.82
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           9.11
                                                                                 2010          13.25
                                                                                 2011          14.53
                                                                                 2012          14.42
                                                                                 2013          16.53
                                                                                 2014          22.08
                                                                                 2015          24.07
                                                                                 2016          23.65
                                                                                 2017          26.61
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.58
                                                                                 2010           8.12
                                                                                 2011           8.89
                                                                                 2012           8.72
                                                                                 2013           9.80
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.87
                                                                                 2011          14.95
                                                                                 2012          13.72
                                                                                 2013          14.78
                                                                                 2014          20.27
                                                                                 2015          20.19
                                                                                 2016          18.91
                                                                                 2017          17.07
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................ 2009           8.38
                                                                                 2010          11.77
Neuberger Berman Genesis Investment Division (Class B).......................... 2010          14.91
                                                                                 2011          16.33
                                                                                 2012          16.99
                                                                                 2013          18.39
                                                                                 2014          25.06
                                                                                 2015          24.64
                                                                                 2016          24.39
                                                                                 2017          28.47
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B)).......................................... 2009           8.13
                                                                                 2010          12.86
                                                                                 2011          15.58
                                                                                 2012          14.56
                                                                                 2013          15.11
Oppenheimer Global Equity Investment Division (Class B)......................... 2009          10.00
                                                                                 2010          16.34
                                                                                 2011          18.68
                                                                                 2012          16.87
                                                                                 2013          20.16
                                                                                 2014          25.27
                                                                                 2015          25.45
                                                                                 2016          26.09
                                                                                 2017          25.78
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))............................. 2009           5.59
                                                                                 2010           8.59
                                                                                 2011           9.12
                                                                                 2012           8.37
                                                                                 2013          10.09
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)...... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           0.96
                                                                                 2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B).................... 2009          11.51
                                                                                 2010          12.96
                                                                                 2011          13.77



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        15.86      24,852.40
                                                                                        15.36      24,772.03
                                                                                        15.01      26,993.82
                                                                                        18.98      23,755.59
MFS(Reg. TM) Total Return Investment Division (Class B).........................        41.04         755.14
                                                                                        44.43       2,302.07
                                                                                        44.76       4,725.22
                                                                                        49.13       5,383.55
                                                                                        57.50       4,253.09
                                                                                        61.45       4,112.68
                                                                                        60.35       4,022.39
                                                                                        64.82       4,124.78
                                                                                        71.70       4,074.87
MFS(Reg. TM) Value Investment Division (Class B)................................        13.25          98.31
                                                                                        14.53       7,130.81
                                                                                        14.42      17,131.30
                                                                                        16.53      19,138.59
                                                                                        22.08      22,233.01
                                                                                        24.07      20,945.51
                                                                                        23.65      19,713.15
                                                                                        26.61      16,764.96
                                                                                        30.85      19,483.46
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.12         364.54
                                                                                         8.89       9,290.50
                                                                                         8.72      13,974.28
                                                                                         9.80       9,937.45
                                                                                        10.73           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.95       4,647.70
                                                                                        13.72       6,509.23
                                                                                        14.78       7,224.88
                                                                                        20.27       6,565.36
                                                                                        20.19       6,364.14
                                                                                        18.91       8,051.82
                                                                                        17.07       5,545.99
                                                                                        23.55       4,524.83
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................        11.77       1,158.11
                                                                                        12.74           0.00
Neuberger Berman Genesis Investment Division (Class B)..........................        16.33         341.68
                                                                                        16.99         638.08
                                                                                        18.39       1,952.77
                                                                                        25.06       7,679.96
                                                                                        24.64       9,081.06
                                                                                        24.39       7,897.73
                                                                                        28.47       6,223.03
                                                                                        32.43       5,630.13
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))..........................................        12.86       3,991.69
                                                                                        15.58       5,019.56
                                                                                        14.56       7,146.54
                                                                                        15.11       7,274.67
                                                                                        16.39           0.00
Oppenheimer Global Equity Investment Division (Class B).........................        16.34       4,960.58
                                                                                        18.68       8,393.70
                                                                                        16.87      13,360.53
                                                                                        20.16      11,004.61
                                                                                        25.27      10,364.42
                                                                                        25.45      11,895.83
                                                                                        26.09      11,184.81
                                                                                        25.78      11,490.43
                                                                                        34.77       9,565.98
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................         8.59         504.94
                                                                                         9.12       1,807.33
                                                                                         8.37       2,333.68
                                                                                        10.09       2,171.83
                                                                                        10.72           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)......         1.03      39,100.21
                                                                                         0.96      36,847.80
                                                                                         1.05      73,906.37
                                                                                         1.17     118,370.56
PIMCO Inflation Protected Bond Investment Division (Class B)....................        12.96      10,744.67
                                                                                        13.77      85,751.72
                                                                                        15.09     109,175.58

                                1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                           BEGINNING OF
                                                                                               YEAR
                                                                                           ACCUMULATION
INVESTMENT DIVISION                                                                 YEAR    UNIT VALUE
---------------------------------------------------------------------------------- ------ --------------
                                                                                   2012          15.09
                                                                                   2013          16.24
                                                                                   2014          14.53
                                                                                   2015          14.74
                                                                                   2016          14.09
                                                                                   2017          14.58
PIMCO Total Return Investment Division (Class B).................................. 2009          13.08
                                                                                   2010          15.35
                                                                                   2011          16.38
                                                                                   2012          16.66
                                                                                   2013          17.95
                                                                                   2014          17.36
                                                                                   2015          17.84
                                                                                   2016          17.59
                                                                                   2017          17.80
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)....... 2011           9.99
                                                                                   2012          10.75
                                                                                   2013          10.93
                                                                                   2014          10.29
                                                                                   2015          10.92
                                                                                   2016          10.81
                                                                                   2017          10.80
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............ 2012           1.01
                                                                                   2013           1.06
                                                                                   2014           1.15
                                                                                   2015           1.23
                                                                                   2016           1.20
                                                                                   2017           1.25
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).......... 2013          10.21
                                                                                   2014          10.75
                                                                                   2015          11.51
                                                                                   2016          11.21
                                                                                   2017          11.56
SSGA Growth and Income ETF Investment Division (Class B).......................... 2009           7.47
                                                                                   2010          10.55
                                                                                   2011          11.68
                                                                                   2012          11.64
                                                                                   2013          12.95
                                                                                   2014          14.42
                                                                                   2015          15.05
                                                                                   2016          14.55
                                                                                   2017          15.18
SSGA Growth ETF Investment Division (Class B)..................................... 2009           6.60
                                                                                   2010          10.00
                                                                                   2011          11.26
                                                                                   2012          10.86
                                                                                   2013          12.32
                                                                                   2014          14.35
                                                                                   2015          14.91
                                                                                   2016          14.36
                                                                                   2017          15.14
T. Rowe Price Large Cap Growth Investment Division (Class B)...................... 2013           7.14
                                                                                   2014           9.02
                                                                                   2015           9.68
                                                                                   2016          10.55
                                                                                   2017          10.56
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))..................................... 2009           3.17
                                                                                   2010           5.49
                                                                                   2011           6.92
                                                                                   2012           6.15
                                                                                   2013           6.79
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................ 2009           5.16
                                                                                   2010           8.32
                                                                                   2011          10.48
                                                                                   2012          10.16
                                                                                   2013          11.39
                                                                                   2014          15.34
                                                                                   2015          17.06
                                                                                   2016          17.95
                                                                                   2017          18.80
T. Rowe Price Small Cap Growth Investment Division (Class B)...................... 2009           8.67
                                                                                   2010          13.65
                                                                                   2011          18.13



                                                                                                    NUMBER OF
                                                                                     END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                  UNIT VALUE        YEAR
---------------------------------------------------------------------------------- -------------- -------------
                                                                                          16.24     114,893.31
                                                                                          14.53     128,760.50
                                                                                          14.74     112,303.51
                                                                                          14.09     114,684.72
                                                                                          14.58     112,585.94
                                                                                          14.88     127,423.31
PIMCO Total Return Investment Division (Class B)..................................        15.35      20,375.91
                                                                                          16.38     114,959.99
                                                                                          16.66     182,183.85
                                                                                          17.95     186,040.34
                                                                                          17.36     197,459.57
                                                                                          17.84     181,620.59
                                                                                          17.59     183,778.63
                                                                                          17.80     178,020.75
                                                                                          18.35     190,770.67
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011).......        10.75         358.68
                                                                                          10.93       1,140.50
                                                                                          10.29       2,414.40
                                                                                          10.92       2,065.60
                                                                                          10.81       7,476.51
                                                                                          10.80      33,670.04
                                                                                          10.93      17,500.99
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............         1.06      25,085.31
                                                                                           1.15     224,505.28
                                                                                           1.23     221,381.89
                                                                                           1.20     230,659.71
                                                                                           1.25     208,253.69
                                                                                           1.41     178,875.78
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)..........        10.75         341.05
                                                                                          11.51      11,574.00
                                                                                          11.21       9,893.37
                                                                                          11.56       9,939.77
                                                                                          13.28      10,142.41
SSGA Growth and Income ETF Investment Division (Class B)..........................        10.55      92,400.09
                                                                                          11.68     464,230.86
                                                                                          11.64     575,678.49
                                                                                          12.95     602,259.13
                                                                                          14.42     551,926.67
                                                                                          15.05     536,529.17
                                                                                          14.55     494,215.19
                                                                                          15.18     456,227.98
                                                                                          17.34     326,534.32
SSGA Growth ETF Investment Division (Class B).....................................        10.00       7,321.10
                                                                                          11.26       8,296.03
                                                                                          10.86       8,851.22
                                                                                          12.32       8,114.12
                                                                                          14.35       6,332.57
                                                                                          14.91       5,462.91
                                                                                          14.36      14,317.56
                                                                                          15.14      14,163.68
                                                                                          17.86      14,063.07
T. Rowe Price Large Cap Growth Investment Division (Class B)......................         9.02      27,827.90
                                                                                           9.68      33,104.11
                                                                                          10.55      69,903.26
                                                                                          10.56      69,729.09
                                                                                          13.90      63,458.39
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).....................................         5.49       2,534.11
                                                                                           6.92      10,177.96
                                                                                           6.15      21,560.45
                                                                                           6.79      25,279.65
                                                                                           7.10           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................         8.32      11,230.79
                                                                                          10.48      31,820.42
                                                                                          10.16      43,393.98
                                                                                          11.39      47,141.38
                                                                                          15.34      48,455.69
                                                                                          17.06      47,437.82
                                                                                          17.95      59,183.15
                                                                                          18.80      50,681.84
                                                                                          23.13      49,268.96
T. Rowe Price Small Cap Growth Investment Division (Class B)......................        13.65       4,132.65
                                                                                          18.13       6,995.89
                                                                                          18.13      10,619.42

                                           1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2012          18.13          20.73      11,584.16
                                                                             2013          20.73          29.47      12,713.83
                                                                             2014          29.47          30.99      15,118.09
                                                                             2015          30.99          31.31      24,011.98
                                                                             2016          31.31          34.42      21,291.43
                                                                             2017          34.42          41.60      19,744.96
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.05          14.78       1,306.74
                                                                             2010          14.78          18.81       8,880.34
                                                                             2011          18.81          15.45      15,631.83
                                                                             2012          15.45          15.63      14,881.59
                                                                             2013          15.63          17.07      15,788.93
                                                                             2014          17.07          13.66      14,956.43
                                                                             2015          13.66           9.06      18,028.66
                                                                             2016           9.06          12.84      14,243.43
                                                                             2017          12.84          12.57      17,438.16
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          11.28          20.11         768.90
                                                                             2010          20.11          25.00      11,788.55
                                                                             2011          25.00          23.01      19,657.86
                                                                             2012          23.01          25.44           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          25.32          26.03      16,340.61
                                                                             2013          26.03          33.45      13,905.29
                                                                             2014          33.45          36.16      11,969.48
                                                                             2015          36.16          32.46      12,738.22
                                                                             2016          32.46          36.97      10,143.84
                                                                             2017          36.97          39.91       9,625.84
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B).......................................................... 2016          29.99          31.10      13,430.27
                                                                             2017          31.10          33.10      16,350.55
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))......................................................... 2009          15.95          20.82       2,107.80
                                                                             2010          20.82          23.19       8,886.72
                                                                             2011          23.19          23.89      12,734.80
                                                                             2012          23.89          26.61      10,618.45
                                                                             2013          26.61          28.33      10,687.98
                                                                             2014          28.33          29.29      11,927.19
                                                                             2015          29.29          28.25      23,024.69
                                                                             2016          28.25          29.11           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2016          30.60          31.77       9,087.78
                                                                             2017          31.77          33.83       6,187.54
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E)).................................................................. 2009          17.61          22.61         579.58
                                                                             2010          22.61          24.98       5,492.43
                                                                             2011          24.98          25.49       8,175.17
                                                                             2012          25.49          28.01       8,171.00
                                                                             2013          28.01          28.01       8,527.00
                                                                             2014          28.01          28.85       9,210.29
                                                                             2015          28.85          28.03      11,385.76
                                                                             2016          28.03          28.73           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          16.21          16.70       1,974.29
                                                                             2010          16.70          17.37       7,917.87
                                                                             2011          17.37          18.03      15,499.68
                                                                             2012          18.03          18.32      15,634.78
                                                                             2013          18.32          17.91      15,417.22
                                                                             2014          17.91          18.11      14,927.62
                                                                             2015          18.11          17.91      14,623.14
                                                                             2016          17.91          17.84      13,525.57
                                                                             2017          17.84          17.89      13,295.80




                                                                                         AT 1.65 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.24          25.01       2,479.31
                                                                                2010          25.01          30.12      13,624.86
                                                                                2011          30.12          23.95      19,441.96

                                                                           AT 1.65 SEPARATE ACCOUNT CHARGE:
                                                                  --------------------------------------------------
                                                                          BEGINNING OF                   NUMBER OF
                                                                              YEAR        END OF YEAR   ACCUMULATION
                                                                          ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                  2012          23.95          27.84      19,174.92
                                                                  2013          27.84          35.14      15,877.79
                                                                  2014          35.14          35.29      16,334.01
                                                                  2015          35.29          34.81      18,063.80
                                                                  2016          34.81          34.96      15,151.93
                                                                  2017          34.96          43.29      13,998.86
American Funds Growth-Income Investment Division (Class 2)....... 2009          59.34          89.23         894.64
                                                                  2010          89.23          97.80       4,106.50
                                                                  2011          97.80          94.44       6,351.11
                                                                  2012          94.44         109.12       5,703.56
                                                                  2013         109.12         143.30       5,033.93
                                                                  2014         143.30         155.95       5,021.11
                                                                  2015         155.95         155.62       4,883.13
                                                                  2016         155.62         170.72       4,397.17
                                                                  2017         170.72         205.52       4,291.35





                                     1.45 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.73
                                                                                 2013          10.55
                                                                                 2014          11.56
                                                                                 2015          12.23
                                                                                 2016          12.13
                                                                                 2017          12.38
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
                                                                                 2016           1.01
                                                                                 2017           1.02
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.33
                                                                                 2010           8.93
                                                                                 2011           9.87
                                                                                 2012           9.52
                                                                                 2013          10.66
                                                                                 2014          12.45
                                                                                 2015          13.01
                                                                                 2016          12.73
                                                                                 2017          13.53
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.39
                                                                                 2011           9.39
                                                                                 2012           8.82
                                                                                 2013          10.09
                                                                                 2014          12.45
                                                                                 2015          13.05
                                                                                 2016          12.77
                                                                                 2017          13.71
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.88
                                                                                 2011           9.19
                                                                                 2012           8.64
                                                                                 2013          10.00
                                                                                 2014          12.79
                                                                                 2015          13.64
                                                                                 2016          14.31
                                                                                 2017          15.39
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.34
                                                                                 2011          10.12
                                                                                 2012           9.99
                                                                                 2013          10.91
                                                                                 2014          12.21
                                                                                 2015          12.77
                                                                                 2016          12.49
                                                                                 2017          13.18
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.55



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.73   1,270,161.57
                                                                                        10.55   2,926,135.30
                                                                                        11.56   3,876,664.92
                                                                                        12.23   3,792,910.00
                                                                                        12.13   3,743,436.80
                                                                                        12.38   3,524,290.05
                                                                                        13.87   3,208,295.08
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     496,007.42
                                                                                         1.01   1,173,630.08
                                                                                         1.02   1,046,005.63
                                                                                         1.16   1,082,679.17
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.93   1,879,830.36
                                                                                         9.87   3,099,209.45
                                                                                         9.52   3,313,456.04
                                                                                        10.66   3,187,551.86
                                                                                        12.45   3,295,052.51
                                                                                        13.01   3,232,111.79
                                                                                        12.73   3,080,255.05
                                                                                        13.53   2,885,703.84
                                                                                        15.59   2,542,589.27
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.39   2,027,386.32
                                                                                         9.39   2,250,153.60
                                                                                         8.82   2,155,405.09
                                                                                        10.09   1,902,389.97
                                                                                        12.45   1,838,284.35
                                                                                        13.05   1,890,133.38
                                                                                        12.77   1,851,401.45
                                                                                        13.71   1,849,646.97
                                                                                        16.40   1,687,105.63
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.88     546,215.12
                                                                                         9.19   1,377,313.52
                                                                                         8.64   1,831,408.65
                                                                                        10.00   1,825,669.19
                                                                                        12.79   1,786,929.66
                                                                                        13.64   1,772,519.45
                                                                                        14.31   1,694,929.52
                                                                                        15.39   1,569,944.14
                                                                                        19.40   1,271,048.38
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.34   3,613,034.73
                                                                                        10.12   5,412,835.82
                                                                                         9.99   6,023,795.43
                                                                                        10.91   5,991,561.61
                                                                                        12.21   5,674,932.16
                                                                                        12.77   5,378,603.24
                                                                                        12.49   5,003,825.96
                                                                                        13.18   4,316,430.80
                                                                                        14.67   3,706,620.23
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60   1,358,836.70
                                                                                        11.55   4,042,465.08
                                                                                        10.99   4,516,696.54

                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2014          10.99          11.27   4,243,897.23
                                                                              2015          11.27          10.04   3,986,918.36
                                                                              2016          10.04          10.79   3,596,765.36
                                                                              2017          10.79          11.67   3,243,256.81
Baillie Gifford International Stock Investment Division (Class B)............ 2009           8.63          12.75     458,617.32
                                                                              2010          12.75          13.42     463,014.81
                                                                              2011          13.42          10.57     500,619.17
                                                                              2012          10.57          12.43     456,862.29
                                                                              2013          12.43          14.11     391,419.37
                                                                              2014          14.11          13.44     363,175.15
                                                                              2015          13.44          12.96     341,184.29
                                                                              2016          12.96          13.42     314,161.05
                                                                              2017          13.42          17.84     280,560.39
BlackRock Bond Income Investment Division (Class B).......................... 2009          44.95          48.96     343,585.03
                                                                              2010          48.96          52.15     414,581.64
                                                                              2011          52.15          54.64     399,462.79
                                                                              2012          54.64          57.77     396,075.88
                                                                              2013          57.77          56.37     410,153.92
                                                                              2014          56.37          59.34     402,870.48
                                                                              2015          59.34          58.68     425,425.27
                                                                              2016          58.68          59.50     418,332.76
                                                                              2017          59.50          60.90     389,514.43
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          17.85          26.69     261,886.10
                                                                              2010          26.69          31.43     285,585.27
                                                                              2011          31.43          28.14     349,149.32
                                                                              2012          28.14          31.63     317,405.84
                                                                              2013          31.63          41.75     278,831.45
                                                                              2014          41.75          44.70     263,782.91
                                                                              2015          44.70          46.71     251,831.77
                                                                              2016          46.71          45.97     216,622.26
                                                                              2017          45.97          60.52     182,893.06
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.56   2,036,954.15
                                                                              2012           9.56          10.28   4,561,809.47
                                                                              2013          10.28          11.18   5,383,823.09
                                                                              2014          11.18          11.67   5,211,699.64
                                                                              2015          11.67          11.49   5,111,720.74
                                                                              2016          11.49          11.83   4,728,190.54
                                                                              2017          11.83          13.21   4,291,175.05
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          23.57          23.30     241,628.46
                                                                              2010          23.30          22.96     313,407.10
                                                                              2011          22.96          22.63     353,516.24
                                                                              2012          22.63          22.31     351,871.60
                                                                              2013          22.31          21.99     293,001.36
                                                                              2014          21.99          21.67     294,342.89
                                                                              2015          21.67          21.36     220,512.69
                                                                              2016          21.36          21.07     237,628.95
                                                                              2017          21.07          20.90     213,835.90
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.34           9.83     638,241.17
                                                                              2010           9.83          11.21     687,375.82
                                                                              2011          11.21          12.16           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          12.12          10.38     775,315.08
                                                                              2012          10.38          11.94     654,096.70
                                                                              2013          11.94          15.24     601,649.31
                                                                              2014          15.24          15.78     622,250.13
                                                                              2015          15.78          15.24     560,624.47
                                                                              2016          15.24          16.37     514,078.29
                                                                              2017          16.37          19.84     486,640.42
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.17          11.31   1,764,144.75
                                                                              2010          11.31          12.27   2,221,204.41
                                                                              2011          12.27          12.48   2,504,571.13
                                                                              2012          12.48          13.43   2,818,239.91
                                                                              2013          13.43          13.81   2,716,853.79
                                                                              2014          13.81          14.22   2,433,972.31
                                                                              2015          14.22          13.93   2,360,290.51
                                                                              2016          13.93          14.35   2,020,104.22
                                                                              2017          14.35          15.13   1,632,799.65
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.39          11.03   5,848,119.36
                                                                              2010          11.03          12.12   7,008,542.55

                                                                                      BEGINNING OF                  NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)                                               ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- --------------
                                                                               2011          12.12          12.07    7,475,816.82
                                                                               2012          12.07          13.26    7,656,285.76
                                                                               2013          13.26          14.50    6,915,137.76
                                                                               2014          14.50          15.00    6,270,450.77
                                                                               2015          15.00          14.62    5,595,382.31
                                                                               2016          14.62          15.29    5,073,471.30
                                                                               2017          15.29          16.67    4,532,089.96
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.63          10.68   16,569,242.58
                                                                               2010          10.68          11.91   21,034,060.57
                                                                               2011          11.91          11.58   22,147,558.60
                                                                               2012          11.58          12.92   21,780,778.59
                                                                               2013          12.92          15.03   20,829,467.27
                                                                               2014          15.03          15.56   19,567,048.48
                                                                               2015          15.56          15.14   18,205,843.53
                                                                               2016          15.14          15.99   16,443,699.69
                                                                               2017          15.99          18.08   14,161,223.33
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.59          13.21      404,819.81
                                                                               2014          13.21          13.16            0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.95          10.28   11,081,050.90
                                                                               2010          10.28          11.62   10,804,940.65
                                                                               2011          11.62          11.02   10,096,614.72
                                                                               2012          11.02          12.53    9,083,118.91
                                                                               2013          12.53          15.36    8,791,780.80
                                                                               2014          15.36          15.93    8,717,827.12
                                                                               2015          15.93          15.43    8,071,378.78
                                                                               2016          15.43          16.45    7,392,872.71
                                                                               2017          16.45          19.32    6,615,239.66
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.17           8.90      409,918.32
                                                                               2010           8.90           9.66      406,328.64
                                                                               2011           9.66           9.35      392,549.81
                                                                               2012           9.35          10.70      371,044.59
                                                                               2013          10.70          11.52            0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.38    1,804,482.43
                                                                               2012           9.38          10.45    4,458,350.10
                                                                               2013          10.45          11.78    7,739,773.26
                                                                               2014          11.78          12.73    8,613,204.85
                                                                               2015          12.73          12.04    8,542,938.88
                                                                               2016          12.04          12.85    8,035,082.79
                                                                               2017          12.85          14.99    7,594,875.38
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.44          10.29       54,873.81
                                                                               2010          10.29          12.54      166,740.54
                                                                               2011          12.54          10.05      245,529.91
                                                                               2012          10.05          11.77      243,762.94
                                                                               2013          11.77          11.03      294,025.06
                                                                               2014          11.03          10.16      327,333.55
                                                                               2015          10.16           8.63      386,417.60
                                                                               2016           8.63           9.48      388,511.71
                                                                               2017           9.48          11.99      298,178.85
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          15.97          26.28      258,728.89
                                                                               2010          26.28          29.73      252,011.51
                                                                               2011          29.73          31.20      262,737.90
                                                                               2012          31.20          34.31      244,245.87
                                                                               2013          34.31          46.17      233,879.06
                                                                               2014          46.17          46.27      225,285.56
                                                                               2015          46.27          41.19      198,546.70
                                                                               2016          41.19          49.80      194,629.88
                                                                               2017          49.80          55.24      170,213.49
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.32          14.25        2,759.29
                                                                               2010          14.25          17.22        6,419.03
                                                                               2011          17.22          14.21       19,490.86
                                                                               2012          14.21          16.52       22,289.57
                                                                               2013          16.52          20.77       25,242.50

                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          20.77
                                                                                 2015          19.10
                                                                                 2016          19.91
                                                                                 2017          20.77
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.21
                                                                                 2012          10.27
                                                                                 2013          10.86
                                                                                 2014          11.12
                                                                                 2015          11.04
                                                                                 2016          10.79
                                                                                 2017          11.62
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.76
                                                                                 2013          10.04
                                                                                 2014          10.01
                                                                                 2015           9.97
                                                                                 2016           9.77
                                                                                 2017           9.93
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.89
                                                                                 2011          12.19
                                                                                 2012          11.97
                                                                                 2013          13.48
                                                                                 2014          13.43
                                                                                 2015          13.39
                                                                                 2016          12.64
                                                                                 2017          12.57
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          18.30
                                                                                 2010          29.72
                                                                                 2011          32.72
                                                                                 2012          30.88
                                                                                 2013          34.27
                                                                                 2014          45.05
                                                                                 2015          48.99
                                                                                 2016          49.32
                                                                                 2017          52.04
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          40.75
                                                                                 2010          56.48
                                                                                 2011          62.60
                                                                                 2012          61.85
                                                                                 2013          69.14
                                                                                 2014          91.50
                                                                                 2015         102.37
                                                                                 2016         105.43
                                                                                 2017         112.51
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.68
                                                                                 2010          12.42
                                                                                 2011          14.21
                                                                                 2012          13.22
                                                                                 2013          16.42
                                                                                 2014          16.76
                                                                                 2015          18.71
                                                                                 2016          18.18
                                                                                 2017          18.07
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.26
                                                                                 2010           6.16
                                                                                 2011           7.51
                                                                                 2012           7.65
                                                                                 2013           8.93
                                                                                 2014          12.82
                                                                                 2015          15.02
                                                                                 2016          14.21
                                                                                 2017          14.38
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))................. 2009          92.52
                                                                                 2010         142.14



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        19.10      31,356.37
                                                                                        19.91      34,802.85
                                                                                        20.77      31,540.99
                                                                                        26.71      31,221.70
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.21      16,679.94
                                                                                        10.27      46,500.83
                                                                                        10.86      53,880.72
                                                                                        11.12     120,350.30
                                                                                        11.04     153,202.93
                                                                                        10.79     155,297.06
                                                                                        11.62     178,256.05
                                                                                        11.87     158,225.41
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.76      40,149.93
                                                                                        10.04      94,628.08
                                                                                        10.01     581,968.93
                                                                                         9.97     786,455.07
                                                                                         9.77     779,477.26
                                                                                         9.93     761,194.47
                                                                                         9.92     782,433.59
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.89       2,175.33
                                                                                        12.19      19,086.52
                                                                                        11.97      29,195.65
                                                                                        13.48      47,970.68
                                                                                        13.43      47,949.64
                                                                                        13.39      47,606.00
                                                                                        12.64      50,391.31
                                                                                        12.57      50,444.75
                                                                                        12.41      45,194.23
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        29.72     965,850.92
                                                                                        32.72   1,066,301.29
                                                                                        30.88   1,042,758.28
                                                                                        34.27     972,821.16
                                                                                        45.05     914,654.47
                                                                                        48.99     803,472.54
                                                                                        49.32     710,403.93
                                                                                        52.04     645,780.74
                                                                                        60.95     553,874.29
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        56.48      75,653.33
                                                                                        62.60      72,552.76
                                                                                        61.85      74,751.61
                                                                                        69.14      65,177.50
                                                                                        91.50      58,863.82
                                                                                       102.37      50,934.53
                                                                                       105.43      40,503.33
                                                                                       112.51      32,556.35
                                                                                       135.23      27,129.11
Clarion Global Real Estate Investment Division (Class B)........................        12.42   1,296,324.92
                                                                                        14.21   1,323,704.72
                                                                                        13.22   1,330,824.80
                                                                                        16.42   1,207,525.70
                                                                                        16.76   1,259,911.15
                                                                                        18.71   1,115,378.33
                                                                                        18.18   1,028,045.22
                                                                                        18.07     961,617.77
                                                                                        19.73     846,789.11
ClearBridge Aggressive Growth Investment Division (Class B).....................         6.16     158,051.68
                                                                                         7.51     174,158.54
                                                                                         7.65     660,360.01
                                                                                         8.93     657,588.80
                                                                                        12.82     773,449.19
                                                                                        15.02   2,674,139.36
                                                                                        14.21   2,652,948.34
                                                                                        14.38   2,403,792.14
                                                                                        16.78   2,091,089.91
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).................       142.14     155,634.97
                                                                                       153.26     179,103.98

                                  1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
                                                                                        2011         153.26
                                                                                        2012         139.66
                                                                                        2013         168.63
                                                                                        2014         214.05
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.35
                                                                                        2010           5.63
                                                                                        2011           5.96
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          23.99
                                                                                        2010          39.17
                                                                                        2011          44.39
                                                                                        2012          42.34
                                                                                        2013          46.19
                                                                                        2014          60.29
                                                                                        2015          65.88
                                                                                        2016          66.62
                                                                                        2017          69.05
Harris Oakmark International Investment Division (Class B)............................. 2009           8.99
                                                                                        2010          17.30
                                                                                        2011          19.85
                                                                                        2012          16.78
                                                                                        2013          21.37
                                                                                        2014          27.49
                                                                                        2015          25.52
                                                                                        2016          24.02
                                                                                        2017          25.61
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.05
                                                                                        2015           1.09
                                                                                        2016           1.03
                                                                                        2017           1.13
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           8.31
                                                                                        2010          12.72
                                                                                        2011          15.83
                                                                                        2012          15.43
                                                                                        2013          17.98
                                                                                        2014          24.84
                                                                                        2015          26.42
                                                                                        2016          25.60
                                                                                        2017          28.11
Jennison Growth Investment Division (Class B).......................................... 2009           3.16
                                                                                        2010           4.65
                                                                                        2011           5.10
                                                                                        2012           5.04
                                                                                        2013           5.74
                                                                                        2014           7.73
                                                                                        2015           8.29
                                                                                        2016           9.03
                                                                                        2017           8.89
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           4.94
                                                                                        2010           7.76
                                                                                        2011           8.36
                                                                                        2012           8.13
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          11.20
                                                                                        2014          10.65
                                                                                        2015          11.03
                                                                                        2016          10.93
                                                                                        2017          11.01
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.87
                                                                                        2010           9.88
                                                                                        2011          10.34
                                                                                        2012          10.78
                                                                                        2013          11.14
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.14
                                                                                        2015           1.21
                                                                                        2016           1.20
                                                                                        2017           1.22



                                                                                                          NUMBER OF
                                                                                          END OF YEAR   ACCUMULATION
                                                                                         ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE        YEAR
--------------------------------------------------------------------------------------- -------------- --------------
                                                                                              139.66      174,889.46
                                                                                              168.63      161,181.06
                                                                                              214.05      131,693.17
                                                                                              222.86            0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.63      286,358.52
                                                                                                5.96      412,437.26
                                                                                                6.33            0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        39.17      129,389.63
                                                                                               44.39      136,179.42
                                                                                               42.34      132,375.01
                                                                                               46.19      133,269.52
                                                                                               60.29      115,322.94
                                                                                               65.88      109,145.81
                                                                                               66.62      105,319.41
                                                                                               69.05       99,573.28
                                                                                               85.03       85,879.36
Harris Oakmark International Investment Division (Class B).............................        17.30      850,366.46
                                                                                               19.85    1,061,823.08
                                                                                               16.78    1,181,783.78
                                                                                               21.37    1,075,490.80
                                                                                               27.49    1,124,581.34
                                                                                               25.52    1,129,054.96
                                                                                               24.02    1,102,172.32
                                                                                               25.61      997,642.99
                                                                                               32.92      812,603.16
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04    8,629,951.35
                                                                                                1.05   15,039,114.47
                                                                                                1.09   15,479,371.73
                                                                                                1.03   15,154,199.20
                                                                                                1.13   15,044,103.13
                                                                                                1.23   15,638,105.31
Invesco Small Cap Growth Investment Division (Class B).................................        12.72      157,451.28
                                                                                               15.83      151,252.86
                                                                                               15.43      165,431.97
                                                                                               17.98      148,820.52
                                                                                               24.84      147,459.47
                                                                                               26.42      154,209.27
                                                                                               25.60      144,773.74
                                                                                               28.11      130,963.25
                                                                                               34.73      115,284.34
Jennison Growth Investment Division (Class B)..........................................         4.65      565,658.19
                                                                                                5.10      963,957.09
                                                                                                5.04    1,250,011.20
                                                                                                5.74    2,042,580.49
                                                                                                7.73    1,561,084.17
                                                                                                8.29    1,402,325.63
                                                                                                9.03    1,286,784.15
                                                                                                8.89    1,211,092.96
                                                                                               12.00    1,008,014.63
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.76      431,520.86
                                                                                                8.36      541,405.36
                                                                                                8.13      538,585.95
                                                                                                9.14            0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.65      619,815.36
                                                                                               11.03      649,920.00
                                                                                               10.93      652,075.04
                                                                                               11.01      633,075.88
                                                                                               11.21      545,166.33
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.88      193,582.73
                                                                                               10.34      483,195.44
                                                                                               10.78      542,176.12
                                                                                               11.14      574,371.07
                                                                                               11.12            0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.04    6,485,546.48
                                                                                                1.14   18,644,869.08
                                                                                                1.21   20,077,900.17
                                                                                                1.20   20,501,365.87
                                                                                                1.22   19,686,336.03
                                                                                                1.40   18,051,797.08

                                1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
JPMorgan Small Cap Value Investment Division (Class B)............................. 2009           7.78
                                                                                    2010          12.47
                                                                                    2011          14.65
                                                                                    2012          12.94
                                                                                    2013          14.72
                                                                                    2014          19.28
                                                                                    2015          19.83
                                                                                    2016          18.09
                                                                                    2017          23.28
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.23
                                                                                    2010          10.82
                                                                                    2011          13.01
                                                                                    2012          12.63
                                                                                    2013          14.56
                                                                                    2014          16.80
                                                                                    2015          17.14
                                                                                    2016          17.10
                                                                                    2017          17.66
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.49
                                                                                    2010          10.05
                                                                                    2011          11.08
                                                                                    2012          11.15
                                                                                    2013          12.37
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          18.56
                                                                                    2010          28.26
                                                                                    2011          35.43
                                                                                    2012          35.04
                                                                                    2013          39.47
                                                                                    2014          54.73
                                                                                    2015          55.83
                                                                                    2016          54.06
                                                                                    2017          63.40
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          14.19
                                                                                    2010          14.81
                                                                                    2011          15.43
                                                                                    2012          16.31
                                                                                    2013          16.66
                                                                                    2014          16.00
                                                                                    2015          16.64
                                                                                    2016          16.41
                                                                                    2017          16.52
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.61
                                                                                    2010          13.94
                                                                                    2011          17.31
                                                                                    2012          16.68
                                                                                    2013          19.29
                                                                                    2014          25.26
                                                                                    2015          27.19
                                                                                    2016          26.10
                                                                                    2017          30.91
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.48
                                                                                    2010          11.97
                                                                                    2011          12.73
                                                                                    2012          10.96
                                                                                    2013          12.75
                                                                                    2014          15.27
                                                                                    2015          14.10
                                                                                    2016          13.72
                                                                                    2017          13.66
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.07
                                                                                    2014           1.12
                                                                                    2015           1.21
                                                                                    2016           1.18
                                                                                    2017           1.21
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           9.17
                                                                                    2010          14.36
                                                                                    2011          17.92
                                                                                    2012          16.90
                                                                                    2013          19.34
                                                                                    2014          26.34
                                                                                    2015          27.20



                                                                                                      NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- --------------
JPMorgan Small Cap Value Investment Division (Class B).............................        12.47       27,556.85
                                                                                           14.65       60,431.26
                                                                                           12.94       75,142.90
                                                                                           14.72       65,499.19
                                                                                           19.28       69,140.51
                                                                                           19.83       79,106.53
                                                                                           18.09       89,197.94
                                                                                           23.28       91,180.11
                                                                                           23.70       83,777.25
Loomis Sayles Global Markets Investment Division (Class B).........................        10.82       20,855.74
                                                                                           13.01       70,224.27
                                                                                           12.63       96,524.90
                                                                                           14.56       99,532.95
                                                                                           16.80      417,987.22
                                                                                           17.14      392,520.27
                                                                                           17.10      376,237.30
                                                                                           17.66      359,190.19
                                                                                           21.40      296,690.39
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................        10.05      117,734.00
                                                                                           11.08      295,666.38
                                                                                           11.15      425,592.19
                                                                                           12.37      416,458.13
                                                                                           12.91            0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        28.26      227,229.30
                                                                                           35.43      224,643.04
                                                                                           35.04      217,256.18
                                                                                           39.47      197,627.20
                                                                                           54.73      187,336.29
                                                                                           55.83      176,465.64
                                                                                           54.06      157,701.74
                                                                                           63.40      144,004.66
                                                                                           71.83      123,124.70
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        14.81    3,426,971.26
                                                                                           15.43    3,995,494.39
                                                                                           16.31    4,173,734.13
                                                                                           16.66    4,398,212.21
                                                                                           16.00    4,800,501.63
                                                                                           16.64    4,745,608.71
                                                                                           16.41    4,531,833.91
                                                                                           16.52    4,337,161.57
                                                                                           16.77    4,142,077.04
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        13.94      922,395.40
                                                                                           17.31      981,790.09
                                                                                           16.68    1,068,023.86
                                                                                           19.29    1,061,147.98
                                                                                           25.26    1,148,417.94
                                                                                           27.19    1,091,745.65
                                                                                           26.10    1,006,538.89
                                                                                           30.91      914,913.20
                                                                                           35.22      775,885.65
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        11.97    1,726,217.82
                                                                                           12.73    1,891,931.42
                                                                                           10.96    2,175,900.58
                                                                                           12.75    2,173,357.36
                                                                                           15.27    2,071,226.44
                                                                                           14.10    2,149,360.62
                                                                                           13.72    2,092,279.54
                                                                                           13.66    2,068,090.39
                                                                                           16.78    1,753,299.63
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.12    6,253,847.07
                                                                                            1.21    9,972,585.05
                                                                                            1.18   16,382,424.11
                                                                                            1.21   15,592,462.84
                                                                                            1.38   12,689,440.43
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        14.36      593,436.46
                                                                                           17.92      589,429.34
                                                                                           16.90      609,813.85
                                                                                           19.34      612,648.13
                                                                                           26.34      589,850.95
                                                                                           27.20      612,210.85
                                                                                           25.60      583,272.95

                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2016          25.60
                                                                                  2017          30.52
MetLife Stock Index Investment Division (Class B)................................ 2009          22.48
                                                                                  2010          33.82
                                                                                  2011          38.17
                                                                                  2012          38.23
                                                                                  2013          43.49
                                                                                  2014          56.46
                                                                                  2015          62.93
                                                                                  2016          62.59
                                                                                  2017          68.72
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.55
                                                                                  2010          10.23
                                                                                  2011          10.99
                                                                                  2012          11.05
                                                                                  2013          12.41
                                                                                  2014          16.12
                                                                                  2015          17.43
                                                                                  2016          16.12
                                                                                  2017          18.76
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           8.05
                                                                                  2010          13.14
                                                                                  2011          14.43
                                                                                  2012          12.70
                                                                                  2013          14.61
                                                                                  2014          17.17
                                                                                  2015          15.75
                                                                                  2016          15.25
                                                                                  2017          14.89
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          31.02
                                                                                  2010          40.57
                                                                                  2011          43.91
                                                                                  2012          44.21
                                                                                  2013          48.50
                                                                                  2014          56.74
                                                                                  2015          60.60
                                                                                  2016          59.49
                                                                                  2017          63.87
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           7.42
                                                                                  2010          10.79
                                                                                  2011          11.82
                                                                                  2012          11.73
                                                                                  2013          13.45
                                                                                  2014          17.94
                                                                                  2015          19.56
                                                                                  2016          19.20
                                                                                  2017          21.60
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.58
                                                                                  2010           8.12
                                                                                  2011           8.88
                                                                                  2012           8.71
                                                                                  2013           9.77
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.78
                                                                                  2011          14.84
                                                                                  2012          13.62
                                                                                  2013          14.67
                                                                                  2014          20.10
                                                                                  2015          20.01
                                                                                  2016          18.73
                                                                                  2017          16.90
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.33
                                                                                  2010          11.70
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.83
                                                                                  2011          16.25
                                                                                  2012          16.89
                                                                                  2013          18.27
                                                                                  2014          24.89
                                                                                  2015          24.46
                                                                                  2016          24.20
                                                                                  2017          28.24
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.10



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         30.52     544,378.17
                                                                                         34.42     453,443.55
MetLife Stock Index Investment Division (Class B)................................        33.82   1,991,100.45
                                                                                         38.17   2,169,883.98
                                                                                         38.23   2,276,452.07
                                                                                         43.49   2,156,879.22
                                                                                         56.46   1,970,951.96
                                                                                         62.93   1,808,587.56
                                                                                         62.59   1,697,630.61
                                                                                         68.72   1,538,432.20
                                                                                         82.11   1,321,085.87
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.23   1,063,198.34
                                                                                         10.99   1,164,582.93
                                                                                         11.05   1,180,555.02
                                                                                         12.41   1,145,938.85
                                                                                         16.12   1,051,379.58
                                                                                         17.43   1,004,100.42
                                                                                         16.12     927,433.93
                                                                                         18.76     888,388.82
                                                                                         19.85     771,457.32
MFS(Reg. TM) Research International Investment Division (Class B)................        13.14     850,345.69
                                                                                         14.43     865,495.87
                                                                                         12.70     843,429.54
                                                                                         14.61     773,041.51
                                                                                         17.17     690,792.43
                                                                                         15.75     671,126.02
                                                                                         15.25     629,577.57
                                                                                         14.89     600,220.17
                                                                                         18.82     467,789.65
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        40.57     110,222.67
                                                                                         43.91     119,511.53
                                                                                         44.21     126,149.10
                                                                                         48.50     116,717.03
                                                                                         56.74     122,190.70
                                                                                         60.60     117,112.94
                                                                                         59.49     114,910.59
                                                                                         63.87     116,384.53
                                                                                         70.61     106,267.57
MFS(Reg. TM) Value Investment Division (Class B).................................        10.79     884,230.86
                                                                                         11.82     936,067.96
                                                                                         11.73     978,775.54
                                                                                         13.45     867,384.44
                                                                                         17.94   1,471,057.63
                                                                                         19.56   1,242,550.97
                                                                                         19.20   1,124,546.09
                                                                                         21.60   1,067,333.70
                                                                                         25.03     943,642.11
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.12     115,902.89
                                                                                          8.88     222,871.22
                                                                                          8.71     285,032.99
                                                                                          9.77     282,179.95
                                                                                         10.71           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.84     606,256.47
                                                                                         13.62     688,742.46
                                                                                         14.67     641,624.81
                                                                                         20.10     437,422.06
                                                                                         20.01     399,285.65
                                                                                         18.73     368,247.04
                                                                                         16.90     344,539.67
                                                                                         23.31     316,639.21
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.70     485,764.64
                                                                                         12.66           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        16.25     567,199.30
                                                                                         16.89     555,461.98
                                                                                         18.27     505,309.98
                                                                                         24.89     639,957.94
                                                                                         24.46     571,658.65
                                                                                         24.20     512,650.85
                                                                                         28.24     460,565.23
                                                                                         32.15     415,306.18
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.81     259,248.91

                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          12.81
                                                                                  2011          15.51
                                                                                  2012          14.48
                                                                                  2013          15.03
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.94
                                                                                  2010          16.23
                                                                                  2011          18.55
                                                                                  2012          16.75
                                                                                  2013          20.00
                                                                                  2014          25.06
                                                                                  2015          25.23
                                                                                  2016          25.84
                                                                                  2017          25.53
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.58
                                                                                  2011           9.10
                                                                                  2012           8.35
                                                                                  2013          10.06
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.47
                                                                                  2010          12.92
                                                                                  2011          13.72
                                                                                  2012          15.03
                                                                                  2013          16.16
                                                                                  2014          14.45
                                                                                  2015          14.66
                                                                                  2016          14.00
                                                                                  2017          14.48
PIMCO Total Return Investment Division (Class B)................................. 2009          13.03
                                                                                  2010          15.29
                                                                                  2011          16.30
                                                                                  2012          16.57
                                                                                  2013          17.85
                                                                                  2014          17.25
                                                                                  2015          17.72
                                                                                  2016          17.46
                                                                                  2017          17.66
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.75
                                                                                  2013          10.92
                                                                                  2014          10.28
                                                                                  2015          10.90
                                                                                  2016          10.79
                                                                                  2017          10.77
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.15
                                                                                  2015           1.23
                                                                                  2016           1.20
                                                                                  2017           1.25
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.74
                                                                                  2015          11.51
                                                                                  2016          11.20
                                                                                  2017          11.54
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.45
                                                                                  2010          10.53
                                                                                  2011          11.65
                                                                                  2012          11.60
                                                                                  2013          12.90
                                                                                  2014          14.36
                                                                                  2015          14.98
                                                                                  2016          14.47
                                                                                  2017          15.09
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.59
                                                                                  2010           9.98
                                                                                  2011          11.23
                                                                                  2012          10.83
                                                                                  2013          12.28
                                                                                  2014          14.29



                                                                                                    NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- --------------
                                                                                         15.51      256,169.25
                                                                                         14.48      286,100.44
                                                                                         15.03      276,116.60
                                                                                         16.29            0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.23      388,940.59
                                                                                         18.55      471,837.16
                                                                                         16.75      509,612.12
                                                                                         20.00      483,451.77
                                                                                         25.06      538,295.09
                                                                                         25.23      513,838.26
                                                                                         25.84      498,359.83
                                                                                         25.53      458,671.24
                                                                                         34.41      380,529.09
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.58       80,565.40
                                                                                          9.10      142,671.40
                                                                                          8.35      206,905.28
                                                                                         10.06      210,755.65
                                                                                         10.70            0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      261,751.86
                                                                                          0.96      681,157.46
                                                                                          1.05    1,820,573.85
                                                                                          1.17    2,509,404.45
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.92    2,120,220.49
                                                                                         13.72    2,889,567.48
                                                                                         15.03    3,484,395.56
                                                                                         16.16    3,624,058.83
                                                                                         14.45    2,823,168.42
                                                                                         14.66    2,491,064.59
                                                                                         14.00    2,263,221.26
                                                                                         14.48    2,071,900.09
                                                                                         14.77    1,907,449.67
PIMCO Total Return Investment Division (Class B).................................        15.29    2,815,840.51
                                                                                         16.30    3,949,250.16
                                                                                         16.57    4,419,373.15
                                                                                         17.85    4,551,312.30
                                                                                         17.25    4,298,846.85
                                                                                         17.72    3,904,604.00
                                                                                         17.46    3,613,501.93
                                                                                         17.66    3,364,445.48
                                                                                         18.19    3,120,001.29
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.75      667,464.67
                                                                                         10.92    1,945,436.62
                                                                                         10.28    1,860,467.52
                                                                                         10.90    1,718,186.69
                                                                                         10.79    1,562,119.57
                                                                                         10.77    1,499,211.02
                                                                                         10.89    1,378,906.41
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06    4,940,453.63
                                                                                          1.15   12,034,917.75
                                                                                          1.23   12,734,835.97
                                                                                          1.20   13,743,972.76
                                                                                          1.25   13,222,066.99
                                                                                          1.41   12,418,923.30
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.74      214,392.13
                                                                                         11.51      356,530.16
                                                                                         11.20      679,958.80
                                                                                         11.54      666,515.82
                                                                                         13.25      674,004.74
SSGA Growth and Income ETF Investment Division (Class B).........................        10.53    1,491,765.64
                                                                                         11.65    2,774,889.67
                                                                                         11.60    3,324,555.27
                                                                                         12.90    3,328,335.00
                                                                                         14.36    3,089,889.64
                                                                                         14.98    2,866,468.30
                                                                                         14.47    2,604,970.33
                                                                                         15.09    2,492,343.35
                                                                                         17.23    2,169,269.34
SSGA Growth ETF Investment Division (Class B)....................................         9.98      271,135.15
                                                                                         11.23      265,070.25
                                                                                         10.83      328,302.17
                                                                                         12.28      342,949.93
                                                                                         14.29      494,356.99
                                                                                         14.84      489,662.58

                                          1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2015          14.84          14.29     544,228.38
                                                                          2016          14.29          15.05     491,781.14
                                                                          2017          15.05          17.75     449,331.47
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2013          17.29          21.82     984,673.60
                                                                          2014          21.82          23.41     947,207.95
                                                                          2015          23.41          25.49   1,012,169.15
                                                                          2016          25.49          25.51     918,886.61
                                                                          2017          25.51          33.56     833,160.37
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.15           5.47   1,183,651.35
                                                                          2010           5.47           6.88   1,427,466.46
                                                                          2011           6.88           6.11   1,493,606.86
                                                                          2012           6.11           6.75   1,469,983.29
                                                                          2013           6.75           7.06           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.14           8.28   1,255,170.56
                                                                          2010           8.28          10.43   1,407,959.28
                                                                          2011          10.43          10.11   1,486,930.40
                                                                          2012          10.11          11.32   1,485,226.94
                                                                          2013          11.32          15.24   1,436,722.82
                                                                          2014          15.24          16.94   1,422,341.93
                                                                          2015          16.94          17.82   1,452,698.99
                                                                          2016          17.82          18.65   1,363,173.25
                                                                          2017          18.65          22.93   1,187,447.33
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           8.62          13.56     336,695.75
                                                                          2010          13.56          18.00     375,033.17
                                                                          2011          18.00          18.00     464,082.83
                                                                          2012          18.00          20.56     462,198.64
                                                                          2013          20.56          29.22     490,050.76
                                                                          2014          29.22          30.71     471,469.09
                                                                          2015          30.71          31.02     483,285.63
                                                                          2016          31.02          34.08     451,900.61
                                                                          2017          34.08          41.17     391,286.00
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009)2009          11.05          14.77      15,938.46
                                                                          2010          14.77          18.79      54,481.94
                                                                          2011          18.79          15.43     104,535.58
                                                                          2012          15.43          15.60     123,929.08
                                                                          2013          15.60          17.03     107,019.35
                                                                          2014          17.03          13.62     110,439.28
                                                                          2015          13.62           9.03     137,937.17
                                                                          2016           9.03          12.79     122,246.16
                                                                          2017          12.79          12.51     130,556.11
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))..................... 2009          11.22          20.00     871,062.72
                                                                          2010          20.00          24.85     929,780.66
                                                                          2011          24.85          22.86     952,078.56
                                                                          2012          22.86          25.27           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))..................... 2012          25.15          25.85     858,449.46
                                                                          2013          25.85          33.20     786,274.20
                                                                          2014          33.20          35.87     692,331.51
                                                                          2015          35.87          32.18     654,611.14
                                                                          2016          32.18          36.64     579,269.65
                                                                          2017          36.64          39.53     521,889.28
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2016          29.67          30.76   1,018,387.05
                                                                          2017          30.76          32.72     918,685.76
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))...................................................... 2009          15.84          20.68     799,419.27
                                                                          2010          20.68          23.02     899,615.77
                                                                          2011          23.02          23.70     929,050.20
                                                                          2012          23.70          26.39     889,209.15
                                                                          2013          26.39          28.08     919,199.51
                                                                          2014          28.08          29.01     853,824.75
                                                                          2015          29.01          27.97     791,251.88
                                                                          2016          27.97          28.82           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)....................................................... 2016          30.27          31.42     344,282.67
                                                                          2017          31.42          33.44     317,776.41
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))............................................................... 2009          17.48          22.44      26,426.36
                                                                          2010          22.44          24.78      92,679.44
                                                                          2011          24.78          25.27     214,494.92

                                         1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2012          25.27          27.75     239,293.29
                                                                         2013          27.75          27.74     243,696.59
                                                                         2014          27.74          28.56     244,107.44
                                                                         2015          28.56          27.73     262,319.62
                                                                         2016          27.73          28.42           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          16.09          16.57     847,280.46
                                                                         2010          16.57          17.23     850,057.03
                                                                         2011          17.23          17.88     798,682.88
                                                                         2012          17.88          18.16     781,479.28
                                                                         2013          18.16          17.73     723,944.31
                                                                         2014          17.73          17.92     641,221.93
                                                                         2015          17.92          17.72     584,927.60
                                                                         2016          17.72          17.64     539,533.61
                                                                         2017          17.64          17.68     503,660.69





                                                                                         AT 1.70 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.16          24.87   1,024,126.11
                                                                                2010          24.87          29.93   1,080,126.69
                                                                                2011          29.93          23.79   1,077,280.00
                                                                                2012          23.79          27.64     964,772.85
                                                                                2013          27.64          34.86     884,672.45
                                                                                2014          34.86          35.00     850,397.85
                                                                                2015          35.00          34.50     793,369.09
                                                                                2016          34.50          34.63     723,967.35
                                                                                2017          34.63          42.87     630,898.38
American Funds Growth-Income Investment Division (Class 2)..................... 2009          58.60          88.08     393,860.59
                                                                                2010          88.08          96.49     417,935.29
                                                                                2011          96.49          93.13     423,179.38
                                                                                2012          93.13         107.56     395,509.51
                                                                                2013         107.56         141.17     357,771.29
                                                                                2014         141.17         153.55     326,918.44
                                                                                2015         153.55         153.16     300,616.66
                                                                                2016         153.16         167.93     272,896.05
                                                                                2017         167.93         202.06     230,637.50





                                     1.50 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.72
                                                                                 2013          10.55
                                                                                 2014          11.55
                                                                                 2015          12.21
                                                                                 2016          12.10
                                                                                 2017          12.35
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.01
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.33
                                                                                 2010           8.92
                                                                                 2011           9.86
                                                                                 2012           9.51
                                                                                 2013          10.63
                                                                                 2014          12.41
                                                                                 2015          12.97
                                                                                 2016          12.69
                                                                                 2017          13.47
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.39
                                                                                 2011           9.38
                                                                                 2012           8.80



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.72     354,625.73
                                                                                        10.55     719,244.94
                                                                                        11.55     829,527.04
                                                                                        12.21     736,876.01
                                                                                        12.10     666,677.50
                                                                                        12.35     595,002.82
                                                                                        13.82     501,548.92
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      22,136.39
                                                                                         1.01     150,046.17
                                                                                         1.01     223,886.75
                                                                                         1.15     209,226.39
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.92     362,740.36
                                                                                         9.86     653,959.10
                                                                                         9.51     715,201.03
                                                                                        10.63     652,169.46
                                                                                        12.41     575,958.03
                                                                                        12.97     579,459.66
                                                                                        12.69     540,139.02
                                                                                        13.47     589,557.68
                                                                                        15.51     455,226.88
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.39     651,597.21
                                                                                         9.38     678,757.17
                                                                                         8.80     592,500.82
                                                                                        10.07     521,805.64

                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2013          10.07
                                                                                 2014          12.41
                                                                                 2015          13.01
                                                                                 2016          12.72
                                                                                 2017          13.65
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.87
                                                                                 2011           9.17
                                                                                 2012           8.62
                                                                                 2013           9.97
                                                                                 2014          12.75
                                                                                 2015          13.59
                                                                                 2016          14.26
                                                                                 2017          15.32
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.33
                                                                                 2011          10.10
                                                                                 2012           9.97
                                                                                 2013          10.89
                                                                                 2014          12.18
                                                                                 2015          12.73
                                                                                 2016          12.45
                                                                                 2017          13.12
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.59
                                                                                 2013          11.54
                                                                                 2014          10.98
                                                                                 2015          11.25
                                                                                 2016          10.02
                                                                                 2017          10.75
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.55
                                                                                 2010          12.63
                                                                                 2011          13.29
                                                                                 2012          10.46
                                                                                 2013          12.30
                                                                                 2014          13.95
                                                                                 2015          13.28
                                                                                 2016          12.80
                                                                                 2017          13.25
BlackRock Bond Income Investment Division (Class B)............................. 2009          44.38
                                                                                 2010          48.32
                                                                                 2011          51.44
                                                                                 2012          53.87
                                                                                 2013          56.93
                                                                                 2014          55.52
                                                                                 2015          58.42
                                                                                 2016          57.74
                                                                                 2017          58.51
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          17.72
                                                                                 2010          26.49
                                                                                 2011          31.17
                                                                                 2012          27.90
                                                                                 2013          31.35
                                                                                 2014          41.35
                                                                                 2015          44.25
                                                                                 2016          46.22
                                                                                 2017          45.46
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.56
                                                                                 2013          10.27
                                                                                 2014          11.17
                                                                                 2015          11.65
                                                                                 2016          11.46
                                                                                 2017          11.79
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................... 2009          23.27
                                                                                 2010          22.99
                                                                                 2011          22.65
                                                                                 2012          22.32
                                                                                 2013          21.98
                                                                                 2014          21.65
                                                                                 2015          21.33
                                                                                 2016          21.01
                                                                                 2017          20.72



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.41     426,860.41
                                                                                        13.01     439,156.60
                                                                                        12.72     450,708.75
                                                                                        13.65     452,136.50
                                                                                        16.32     428,176.79
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.87      87,544.52
                                                                                         9.17     224,462.08
                                                                                         8.62     383,966.45
                                                                                         9.97     347,605.73
                                                                                        12.75     334,731.76
                                                                                        13.59     317,620.88
                                                                                        14.26     296,346.82
                                                                                        15.32     286,672.28
                                                                                        19.31     250,560.80
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.33     553,781.88
                                                                                        10.10   1,050,275.58
                                                                                         9.97   1,124,128.52
                                                                                        10.89   1,056,159.57
                                                                                        12.18     934,254.08
                                                                                        12.73     914,664.99
                                                                                        12.45     808,523.84
                                                                                        13.12     787,885.74
                                                                                        14.60     681,383.68
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.59     409,083.46
                                                                                        11.54     945,784.87
                                                                                        10.98     975,528.07
                                                                                        11.25     934,220.09
                                                                                        10.02     826,374.84
                                                                                        10.75     736,849.70
                                                                                        11.63     618,143.22
Baillie Gifford International Stock Investment Division (Class B)...............        12.63     108,580.54
                                                                                        13.29      96,358.31
                                                                                        10.46      86,882.44
                                                                                        12.30      83,195.34
                                                                                        13.95      70,249.66
                                                                                        13.28      71,570.42
                                                                                        12.80      67,063.38
                                                                                        13.25      60,741.98
                                                                                        17.60      46,995.61
BlackRock Bond Income Investment Division (Class B).............................        48.32      49,003.14
                                                                                        51.44      62,759.28
                                                                                        53.87      72,516.04
                                                                                        56.93      67,964.73
                                                                                        55.52      66,524.31
                                                                                        58.42      60,988.17
                                                                                        57.74      62,313.03
                                                                                        58.51      60,308.57
                                                                                        59.86      61,872.05
BlackRock Capital Appreciation Investment Division (Class B)....................        26.49      45,361.03
                                                                                        31.17      42,078.49
                                                                                        27.90      56,584.75
                                                                                        31.35      50,397.68
                                                                                        41.35      42,849.73
                                                                                        44.25      34,509.06
                                                                                        46.22      33,400.06
                                                                                        45.46      33,746.49
                                                                                        59.82      27,876.78
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)......................................................................         9.56     532,761.19
                                                                                        10.27     932,599.55
                                                                                        11.17   1,147,919.67
                                                                                        11.65   1,086,963.97
                                                                                        11.46   1,093,076.64
                                                                                        11.79     979,191.15
                                                                                        13.17     859,714.67
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))...........................        22.99       2,600.55
                                                                                        22.65       5,388.05
                                                                                        22.32       3,301.21
                                                                                        21.98       4,449.62
                                                                                        21.65       2,943.55
                                                                                        21.33       2,458.22
                                                                                        21.01       2,494.31
                                                                                        20.72       2,098.88
                                                                                        20.55         489.07

                                            1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B)).................. 2009           6.33           9.81      94,729.28
                                                                               2010           9.81          11.18      86,458.38
                                                                               2011          11.18          12.12           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B))................... 2011          12.08          10.34      60,419.27
                                                                               2012          10.34          11.89      82,883.83
                                                                               2013          11.89          15.17      50,617.33
                                                                               2014          15.17          15.71      48,353.19
                                                                               2015          15.71          15.16      41,032.62
                                                                               2016          15.16          16.28      62,085.46
                                                                               2017          16.28          19.72      43,981.70
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B)).................... 2009           9.16          11.28     461,630.43
                                                                               2010          11.28          12.23     727,430.70
                                                                               2011          12.23          12.44     845,359.90
                                                                               2012          12.44          13.38     939,109.22
                                                                               2013          13.38          13.75     896,024.37
                                                                               2014          13.75          14.15     818,850.80
                                                                               2015          14.15          13.85     700,059.57
                                                                               2016          13.85          14.27     675,833.41
                                                                               2017          14.27          15.03     581,067.45
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.38          11.00   1,008,766.42
                                                                               2010          11.00          12.09   1,617,163.08
                                                                               2011          12.09          12.03   1,931,443.06
                                                                               2012          12.03          13.21   1,871,784.00
                                                                               2013          13.21          14.44   1,679,896.64
                                                                               2014          14.44          14.92   1,436,320.51
                                                                               2015          14.92          14.54   1,287,153.81
                                                                               2016          14.54          15.20   1,125,273.38
                                                                               2017          15.20          16.57     996,693.95
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.62          10.65   1,957,415.14
                                                                               2010          10.65          11.88   2,992,970.68
                                                                               2011          11.88          11.54   3,408,700.83
                                                                               2012          11.54          12.87   3,275,251.30
                                                                               2013          12.87          14.97   3,066,135.41
                                                                               2014          14.97          15.49   2,843,108.44
                                                                               2015          15.49          15.06   2,584,687.92
                                                                               2016          15.06          15.89   2,285,078.14
                                                                               2017          15.89          17.96   2,029,647.44
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.57          13.18     146,649.19
                                                                               2014          13.18          13.12           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.94          10.26   1,184,921.46
                                                                               2010          10.26          11.59     934,289.76
                                                                               2011          11.59          10.99     834,393.41
                                                                               2012          10.99          12.49     759,978.37
                                                                               2013          12.49          15.29     769,651.75
                                                                               2014          15.29          15.85     836,857.84
                                                                               2015          15.85          15.35     803,031.96
                                                                               2016          15.35          16.35     713,257.30
                                                                               2017          16.35          19.20     641,320.10
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.16           8.90      54,162.32
                                                                               2010           8.90           9.64      57,135.74
                                                                               2011           9.64           9.33      85,034.50
                                                                               2012           9.33          10.68      80,555.94
                                                                               2013          10.68          11.49           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.37     435,649.38
                                                                               2012           9.37          10.44   1,059,337.87
                                                                               2013          10.44          11.77   1,820,476.44
                                                                               2014          11.77          12.71   1,907,021.16
                                                                               2015          12.71          12.01   1,826,932.70
                                                                               2016          12.01          12.82   1,618,896.92
                                                                               2017          12.82          14.94   1,487,220.53

                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.43
                                                                                 2010          10.27
                                                                                 2011          12.51
                                                                                 2012          10.02
                                                                                 2013          11.73
                                                                                 2014          10.98
                                                                                 2015          10.11
                                                                                 2016           8.59
                                                                                 2017           9.43
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          15.85
                                                                                 2010          26.06
                                                                                 2011          29.47
                                                                                 2012          30.91
                                                                                 2013          33.98
                                                                                 2014          45.69
                                                                                 2015          45.77
                                                                                 2016          40.73
                                                                                 2017          49.21
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.32
                                                                                 2010          14.24
                                                                                 2011          17.20
                                                                                 2012          14.19
                                                                                 2013          16.48
                                                                                 2014          20.72
                                                                                 2015          19.04
                                                                                 2016          19.84
                                                                                 2017          20.68
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.21
                                                                                 2012          10.26
                                                                                 2013          10.85
                                                                                 2014          11.10
                                                                                 2015          11.01
                                                                                 2016          10.76
                                                                                 2017          11.58
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.76
                                                                                 2013          10.03
                                                                                 2014          10.00
                                                                                 2015           9.95
                                                                                 2016           9.74
                                                                                 2017           9.90
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.88
                                                                                 2011          12.18
                                                                                 2012          11.95
                                                                                 2013          13.46
                                                                                 2014          13.40
                                                                                 2015          13.35
                                                                                 2016          12.60
                                                                                 2017          12.52
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          18.17
                                                                                 2010          29.50
                                                                                 2011          32.46
                                                                                 2012          30.61
                                                                                 2013          33.96
                                                                                 2014          44.62
                                                                                 2015          48.50
                                                                                 2016          48.80
                                                                                 2017          51.47
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          40.24
                                                                                 2010          55.73



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.27      16,459.00
                                                                                        12.51      42,666.16
                                                                                        10.02      82,986.42
                                                                                        11.73      72,210.39
                                                                                        10.98      68,094.35
                                                                                        10.11      70,502.08
                                                                                         8.59      76,993.90
                                                                                         9.43      68,304.40
                                                                                        11.92      57,911.36
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        26.06      23,988.33
                                                                                        29.47      23,916.21
                                                                                        30.91      25,481.23
                                                                                        33.98      21,192.87
                                                                                        45.69      21,095.67
                                                                                        45.77      19,693.66
                                                                                        40.73      17,769.93
                                                                                        49.21      15,907.60
                                                                                        54.56      15,122.51
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.24         880.48
                                                                                        17.20       2,310.20
                                                                                        14.19       5,272.29
                                                                                        16.48       6,093.17
                                                                                        20.72       5,321.44
                                                                                        19.04       4,636.28
                                                                                        19.84       4,649.38
                                                                                        20.68       3,123.56
                                                                                        26.58       2,031.82
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.21       3,808.66
                                                                                        10.26      14,803.09
                                                                                        10.85      16,714.76
                                                                                        11.10      24,145.91
                                                                                        11.01      29,927.17
                                                                                        10.76      30,102.82
                                                                                        11.58      28,646.10
                                                                                        11.83      32,260.43
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.76      11,656.92
                                                                                        10.03      12,945.04
                                                                                        10.00      45,540.79
                                                                                         9.95      53,396.88
                                                                                         9.74      41,231.63
                                                                                         9.90      39,580.92
                                                                                         9.88      38,211.14
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.88         439.95
                                                                                        12.18       4,002.16
                                                                                        11.95       9,184.44
                                                                                        13.46      12,476.84
                                                                                        13.40      12,497.05
                                                                                        13.35      10,705.38
                                                                                        12.60      10,847.33
                                                                                        12.52       6,843.95
                                                                                        12.35       6,661.88
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        29.50     103,134.11
                                                                                        32.46     104,641.32
                                                                                        30.61     117,517.98
                                                                                        33.96      99,703.63
                                                                                        44.62      82,217.72
                                                                                        48.50      70,499.04
                                                                                        48.80      59,058.84
                                                                                        51.47      52,946.90
                                                                                        60.24      46,926.11
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        55.73       5,023.56
                                                                                        61.74       3,679.42

                                 1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
                                                                                      2011          61.74
                                                                                      2012          60.98
                                                                                      2013          68.12
                                                                                      2014          90.12
                                                                                      2015         100.77
                                                                                      2016         103.73
                                                                                      2017         110.64
Clarion Global Real Estate Investment Division (Class B)............................. 2009           6.67
                                                                                      2010          12.38
                                                                                      2011          14.16
                                                                                      2012          13.17
                                                                                      2013          16.35
                                                                                      2014          16.68
                                                                                      2015          18.61
                                                                                      2016          18.07
                                                                                      2017          17.96
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2009           4.24
                                                                                      2010           6.13
                                                                                      2011           7.48
                                                                                      2012           7.61
                                                                                      2013           8.88
                                                                                      2014          12.74
                                                                                      2015          14.92
                                                                                      2016          14.10
                                                                                      2017          14.27
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))...................... 2009          91.28
                                                                                      2010         140.18
                                                                                      2011         151.07
                                                                                      2012         137.60
                                                                                      2013         166.06
                                                                                      2014         210.68
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).... 2009           3.34
                                                                                      2010           5.60
                                                                                      2011           5.92
Frontier Mid Cap Growth Investment Division (Class B)................................ 2009          23.75
                                                                                      2010          38.75
                                                                                      2011          43.89
                                                                                      2012          41.84
                                                                                      2013          45.62
                                                                                      2014          59.52
                                                                                      2015          65.01
                                                                                      2016          65.71
                                                                                      2017          68.07
Harris Oakmark International Investment Division (Class B)........................... 2009           8.95
                                                                                      2010          17.23
                                                                                      2011          19.76
                                                                                      2012          16.69
                                                                                      2013          21.25
                                                                                      2014          27.32
                                                                                      2015          25.36
                                                                                      2016          23.85
                                                                                      2017          25.41
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                      2013           1.04
                                                                                      2014           1.05
                                                                                      2015           1.09
                                                                                      2016           1.03
                                                                                      2017           1.13
Invesco Small Cap Growth Investment Division (Class B)............................... 2009           8.28
                                                                                      2010          12.67
                                                                                      2011          15.75
                                                                                      2012          15.35
                                                                                      2013          17.88
                                                                                      2014          24.69
                                                                                      2015          26.25
                                                                                      2016          25.41
                                                                                      2017          27.90
Jennison Growth Investment Division (Class B)........................................ 2009           3.15
                                                                                      2010           4.62
                                                                                      2011           5.07
                                                                                      2012           5.01



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
                                                                                             60.98       5,743.03
                                                                                             68.12       6,745.64
                                                                                             90.12       6,480.24
                                                                                            100.77       7,503.51
                                                                                            103.73       5,588.73
                                                                                            110.64       4,603.21
                                                                                            132.92       3,686.22
Clarion Global Real Estate Investment Division (Class B).............................        12.38     174,610.74
                                                                                             14.16     164,268.92
                                                                                             13.17     159,733.04
                                                                                             16.35     162,436.52
                                                                                             16.68     143,425.61
                                                                                             18.61     122,316.09
                                                                                             18.07     109,144.70
                                                                                             17.96     103,042.52
                                                                                             19.59      94,077.76
ClearBridge Aggressive Growth Investment Division (Class B)..........................         6.13      31,168.61
                                                                                              7.48      38,038.08
                                                                                              7.61     106,870.94
                                                                                              8.88     157,808.33
                                                                                             12.74     187,342.66
                                                                                             14.92     556,728.26
                                                                                             14.10     524,221.42
                                                                                             14.27     452,652.66
                                                                                             16.64     356,630.91
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................       140.18      31,776.44
                                                                                            151.07      36,862.04
                                                                                            137.60      33,538.32
                                                                                            166.06      31,668.19
                                                                                            210.68      25,264.07
                                                                                            219.31           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....         5.60      21,908.89
                                                                                              5.92      51,248.84
                                                                                              6.29           0.00
Frontier Mid Cap Growth Investment Division (Class B)................................        38.75      22,692.16
                                                                                             43.89      27,794.39
                                                                                             41.84      30,568.49
                                                                                             45.62      23,063.68
                                                                                             59.52      17,466.11
                                                                                             65.01      16,943.26
                                                                                             65.71      16,982.70
                                                                                             68.07      14,139.95
                                                                                             83.78      11,772.86
Harris Oakmark International Investment Division (Class B)...........................        17.23     112,948.34
                                                                                             19.76     152,412.94
                                                                                             16.69     185,328.08
                                                                                             21.25     164,706.41
                                                                                             27.32     148,986.84
                                                                                             25.36     159,990.00
                                                                                             23.85     150,941.64
                                                                                             25.41     144,824.08
                                                                                             32.66     122,243.87
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........         1.04   2,274,024.35
                                                                                              1.05   4,394,985.88
                                                                                              1.09   3,773,815.18
                                                                                              1.03   3,442,920.50
                                                                                              1.13   2,625,038.18
                                                                                              1.23   2,228,110.95
Invesco Small Cap Growth Investment Division (Class B)...............................        12.67      11,185.84
                                                                                             15.75      15,380.10
                                                                                             15.35      25,669.97
                                                                                             17.88      21,714.28
                                                                                             24.69      22,986.91
                                                                                             26.25      21,968.48
                                                                                             25.41      20,142.52
                                                                                             27.90      17,153.34
                                                                                             34.45      16,617.00
Jennison Growth Investment Division (Class B)........................................         4.62      55,813.28
                                                                                              5.07      92,878.43
                                                                                              5.01     160,650.72
                                                                                              5.70     287,794.25

                                         1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                        2013           5.70           7.68     234,618.04
                                                                        2014           7.68           8.23     233,825.56
                                                                        2015           8.23           8.96     253,623.23
                                                                        2016           8.96           8.81     213,642.68
                                                                        2017           8.81          11.90     162,988.23
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................... 2009           4.92           7.72      70,848.08
                                                                        2010           7.72           8.32      96,620.37
                                                                        2011           8.32           8.09      95,345.31
                                                                        2012           8.09           9.09           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........... 2013          11.17          10.62     136,941.95
                                                                        2014          10.62          10.99     127,055.16
                                                                        2015          10.99          10.88     128,752.76
                                                                        2016          10.88          10.96     117,598.10
                                                                        2017          10.96          11.16     105,941.78
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................... 2009           8.87           9.88      22,696.62
                                                                        2010           9.88          10.32      92,645.69
                                                                        2011          10.32          10.76     140,268.94
                                                                        2012          10.76          11.12     149,029.86
                                                                        2013          11.12          11.09           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................ 2012           1.01           1.04     992,280.82
                                                                        2013           1.04           1.14   3,152,528.62
                                                                        2014           1.14           1.20   3,628,250.41
                                                                        2015           1.20           1.20   3,505,400.88
                                                                        2016           1.20           1.21   3,117,892.95
                                                                        2017           1.21           1.39   2,786,683.60
JPMorgan Small Cap Value Investment Division (Class B)................. 2009           7.76          12.44       2,154.26
                                                                        2010          12.44          14.61      10,730.17
                                                                        2011          14.61          12.90      19,039.31
                                                                        2012          12.90          14.66      15,358.14
                                                                        2013          14.66          19.20      13,014.04
                                                                        2014          19.20          19.74      13,075.37
                                                                        2015          19.74          18.00       9,846.74
                                                                        2016          18.00          23.14       8,805.28
                                                                        2017          23.14          23.55       8,322.81
Loomis Sayles Global Markets Investment Division (Class B)............. 2009           7.22          10.80       5,443.82
                                                                        2010          10.80          12.98      20,514.33
                                                                        2011          12.98          12.59      28,492.20
                                                                        2012          12.59          14.51      32,324.14
                                                                        2013          14.51          16.74     116,284.15
                                                                        2014          16.74          17.06      99,983.87
                                                                        2015          17.06          17.02      87,754.96
                                                                        2016          17.02          17.56      63,591.96
                                                                        2017          17.56          21.28      47,852.51
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))..................... 2009           7.48          10.04      54,635.25
                                                                        2010          10.04          11.07      91,514.04
                                                                        2011          11.07          11.13     121,733.09
                                                                        2012          11.13          12.34     111,211.70
                                                                        2013          12.34          12.87           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)............. 2009          18.42          28.04      22,246.65
                                                                        2010          28.04          35.14      17,756.68
                                                                        2011          35.14          34.74      19,998.60
                                                                        2012          34.74          39.10      20,078.39
                                                                        2013          39.10          54.19      15,215.04
                                                                        2014          54.19          55.25      13,775.34
                                                                        2015          55.25          53.48      14,509.44
                                                                        2016          53.48          62.68      10,522.33
                                                                        2017          62.68          70.99       8,724.63
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))........... 2009          14.12          14.73     337,451.36
                                                                        2010          14.73          15.33     455,768.53
                                                                        2011          15.33          16.21     588,724.26
                                                                        2012          16.21          16.54     607,450.69
                                                                        2013          16.54          15.88     622,779.47
                                                                        2014          15.88          16.50     602,671.58
                                                                        2015          16.50          16.27     591,351.01
                                                                        2016          16.27          16.37     545,671.95
                                                                        2017          16.37          16.61     512,061.23
MetLife Mid Cap Stock Index Investment Division (Class B).............. 2009           8.57          13.87      90,479.49
                                                                        2010          13.87          17.22     102,090.89
                                                                        2011          17.22          16.59     134,954.72
                                                                        2012          16.59          19.17     140,104.32

                                 1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
                                                                                      2013          19.17
                                                                                      2014          25.09
                                                                                      2015          27.00
                                                                                      2016          25.90
                                                                                      2017          30.65
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.45
                                                                                      2010          11.90
                                                                                      2011          12.65
                                                                                      2012          10.89
                                                                                      2013          12.66
                                                                                      2014          15.15
                                                                                      2015          13.99
                                                                                      2016          13.61
                                                                                      2017          13.54
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.21
                                                                                      2016           1.18
                                                                                      2017           1.21
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           9.13
                                                                                      2010          14.28
                                                                                      2011          17.81
                                                                                      2012          16.79
                                                                                      2013          19.20
                                                                                      2014          26.14
                                                                                      2015          26.98
                                                                                      2016          25.38
                                                                                      2017          30.25
MetLife Stock Index Investment Division (Class B).................................... 2009          22.27
                                                                                      2010          33.49
                                                                                      2011          37.77
                                                                                      2012          37.82
                                                                                      2013          43.00
                                                                                      2014          55.79
                                                                                      2015          62.16
                                                                                      2016          61.80
                                                                                      2017          67.81
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.52
                                                                                      2010          10.19
                                                                                      2011          10.94
                                                                                      2012          11.00
                                                                                      2013          12.35
                                                                                      2014          16.02
                                                                                      2015          17.32
                                                                                      2016          16.01
                                                                                      2017          18.62
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           8.02
                                                                                      2010          13.09
                                                                                      2011          14.36
                                                                                      2012          12.63
                                                                                      2013          14.52
                                                                                      2014          17.06
                                                                                      2015          15.64
                                                                                      2016          15.13
                                                                                      2017          14.78
MFS(Reg. TM) Total Return Investment Division (Class B).............................. 2009          30.68
                                                                                      2010          40.12
                                                                                      2011          43.39
                                                                                      2012          43.67
                                                                                      2013          47.88
                                                                                      2014          55.99
                                                                                      2015          59.77
                                                                                      2016          58.65
                                                                                      2017          62.93
MFS(Reg. TM) Value Investment Division (Class B)..................................... 2009           7.38
                                                                                      2010          10.73
                                                                                      2011          11.75
                                                                                      2012          11.65
                                                                                      2013          13.35
                                                                                      2014          17.81
                                                                                      2015          19.40
                                                                                      2016          19.04



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
                                                                                             25.09     127,547.25
                                                                                             27.00     120,070.41
                                                                                             25.90     123,813.77
                                                                                             30.65     114,557.37
                                                                                             34.92      97,766.79
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.90     167,547.33
                                                                                             12.65     190,517.88
                                                                                             10.89     235,444.24
                                                                                             12.66     226,570.43
                                                                                             15.15     207,490.64
                                                                                             13.99     206,747.97
                                                                                             13.61     229,552.85
                                                                                             13.54     215,216.20
                                                                                             16.62     179,026.28
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12   1,974,018.55
                                                                                              1.21   3,061,250.78
                                                                                              1.18   4,936,699.39
                                                                                              1.21   4,880,968.45
                                                                                              1.38   4,519,191.05
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        14.28      50,731.24
                                                                                             17.81      60,553.92
                                                                                             16.79      81,213.05
                                                                                             19.20      79,165.33
                                                                                             26.14      58,088.96
                                                                                             26.98      59,369.68
                                                                                             25.38      57,336.78
                                                                                             30.25      55,425.14
                                                                                             34.09      48,068.53
MetLife Stock Index Investment Division (Class B)....................................        33.49     196,399.22
                                                                                             37.77     226,540.25
                                                                                             37.82     260,646.69
                                                                                             43.00     248,834.96
                                                                                             55.79     221,405.71
                                                                                             62.16     206,734.88
                                                                                             61.80     198,684.30
                                                                                             67.81     178,855.31
                                                                                             80.98     157,180.45
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.19      95,592.49
                                                                                             10.94     116,123.01
                                                                                             11.00     121,689.78
                                                                                             12.35     130,003.20
                                                                                             16.02     126,620.11
                                                                                             17.32     126,043.51
                                                                                             16.01     116,505.19
                                                                                             18.62     112,199.64
                                                                                             19.69     100,172.84
MFS(Reg. TM) Research International Investment Division (Class B)....................        13.09     115,423.49
                                                                                             14.36     126,238.04
                                                                                             12.63     108,824.82
                                                                                             14.52      86,420.65
                                                                                             17.06      68,713.25
                                                                                             15.64      57,929.28
                                                                                             15.13      53,500.24
                                                                                             14.78      44,899.02
                                                                                             18.66      33,991.21
MFS(Reg. TM) Total Return Investment Division (Class B)..............................        40.12      17,976.77
                                                                                             43.39      18,152.54
                                                                                             43.67      20,510.69
                                                                                             47.88      22,811.63
                                                                                             55.99      20,666.18
                                                                                             59.77      17,478.95
                                                                                             58.65      16,180.17
                                                                                             62.93      16,102.93
                                                                                             69.54      14,199.04
MFS(Reg. TM) Value Investment Division (Class B).....................................        10.73      76,037.09
                                                                                             11.75      93,270.71
                                                                                             11.65     127,058.25
                                                                                             13.35     116,843.82
                                                                                             17.81     196,784.60
                                                                                             19.40     164,566.18
                                                                                             19.04     161,051.69
                                                                                             21.40     163,445.55

                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2017          21.40
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.58
                                                                                  2010           8.11
                                                                                  2011           8.87
                                                                                  2012           8.69
                                                                                  2013           9.75
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.70
                                                                                  2011          14.74
                                                                                  2012          13.52
                                                                                  2013          14.55
                                                                                  2014          19.93
                                                                                  2015          19.83
                                                                                  2016          18.56
                                                                                  2017          16.73
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.28
                                                                                  2010          11.62
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.76
                                                                                  2011          16.16
                                                                                  2012          16.80
                                                                                  2013          18.16
                                                                                  2014          24.72
                                                                                  2015          24.28
                                                                                  2016          24.01
                                                                                  2017          28.01
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.07
                                                                                  2010          12.76
                                                                                  2011          15.44
                                                                                  2012          14.41
                                                                                  2013          14.94
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.88
                                                                                  2010          16.13
                                                                                  2011          18.42
                                                                                  2012          16.62
                                                                                  2013          19.84
                                                                                  2014          24.85
                                                                                  2015          25.00
                                                                                  2016          25.60
                                                                                  2017          25.28
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.57
                                                                                  2011           9.09
                                                                                  2012           8.34
                                                                                  2013          10.04
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.44
                                                                                  2010          12.87
                                                                                  2011          13.67
                                                                                  2012          14.96
                                                                                  2013          16.09
                                                                                  2014          14.38
                                                                                  2015          14.57
                                                                                  2016          13.91
                                                                                  2017          14.38
PIMCO Total Return Investment Division (Class B)................................. 2009          12.98
                                                                                  2010          15.22
                                                                                  2011          16.22
                                                                                  2012          16.48
                                                                                  2013          17.74
                                                                                  2014          17.14
                                                                                  2015          17.59
                                                                                  2016          17.33
                                                                                  2017          17.52
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.74
                                                                                  2013          10.92
                                                                                  2014          10.27
                                                                                  2015          10.88
                                                                                  2016          10.76



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         24.79     135,688.44
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.11      37,613.21
                                                                                          8.87      85,964.55
                                                                                          8.69     124,705.18
                                                                                          9.75     125,825.90
                                                                                         10.68           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.74      44,390.95
                                                                                         13.52      65,707.22
                                                                                         14.55      62,094.56
                                                                                         19.93      53,138.19
                                                                                         19.83      54,438.24
                                                                                         18.56      44,232.33
                                                                                         16.73      46,813.17
                                                                                         23.06      33,933.03
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.62      46,895.75
                                                                                         12.57           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        16.16      46,276.56
                                                                                         16.80      41,317.92
                                                                                         18.16      37,860.75
                                                                                         24.72      46,149.74
                                                                                         24.28      38,899.04
                                                                                         24.01      32,390.96
                                                                                         28.01      33,755.74
                                                                                         31.87      30,274.71
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.76      17,404.76
                                                                                         15.44      18,152.79
                                                                                         14.41      21,863.71
                                                                                         14.94      20,670.83
                                                                                         16.20           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.13      48,675.18
                                                                                         18.42      54,507.76
                                                                                         16.62      81,434.96
                                                                                         19.84      81,886.06
                                                                                         24.85      99,560.62
                                                                                         25.00     101,318.51
                                                                                         25.60      79,917.80
                                                                                         25.28      69,547.53
                                                                                         34.05      56,350.79
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.57      12,715.04
                                                                                          9.09      19,792.92
                                                                                          8.34      62,533.62
                                                                                         10.04      62,228.00
                                                                                         10.67           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03       3,574.04
                                                                                          0.96      96,373.53
                                                                                          1.05     382,770.86
                                                                                          1.17     437,109.97
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.87     310,322.51
                                                                                         13.67     431,442.49
                                                                                         14.96     572,264.49
                                                                                         16.09     621,060.60
                                                                                         14.38     533,132.64
                                                                                         14.57     476,770.03
                                                                                         13.91     427,570.49
                                                                                         14.38     377,774.05
                                                                                         14.66     356,749.91
PIMCO Total Return Investment Division (Class B).................................        15.22     315,771.61
                                                                                         16.22     521,378.79
                                                                                         16.48     607,907.44
                                                                                         17.74     701,335.88
                                                                                         17.14     683,091.33
                                                                                         17.59     575,186.85
                                                                                         17.33     526,355.58
                                                                                         17.52     461,206.77
                                                                                         18.04     460,882.27
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.74     164,178.70
                                                                                         10.92     653,967.97
                                                                                         10.27     600,141.41
                                                                                         10.88     533,130.85
                                                                                         10.76     453,172.68
                                                                                         10.74     413,707.68

                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.74          10.86     347,278.86
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     573,694.08
                                                                             2013           1.06           1.15   2,207,019.88
                                                                             2014           1.15           1.22   2,653,055.05
                                                                             2015           1.22           1.19   2,759,201.18
                                                                             2016           1.19           1.24   2,555,697.42
                                                                             2017           1.24           1.40   2,338,154.70
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).... 2013          10.21          10.74      48,987.52
                                                                             2014          10.74          11.50      68,300.91
                                                                             2015          11.50          11.18     206,937.09
                                                                             2016          11.18          11.52     208,905.78
                                                                             2017          11.52          13.22     152,091.37
SSGA Growth and Income ETF Investment Division (Class B).................... 2009           7.44          10.51     162,425.67
                                                                             2010          10.51          11.62     618,533.25
                                                                             2011          11.62          11.57     989,652.61
                                                                             2012          11.57          12.86   1,013,144.06
                                                                             2013          12.86          14.30     970,614.76
                                                                             2014          14.30          14.91     835,298.92
                                                                             2015          14.91          14.40     817,914.09
                                                                             2016          14.40          15.01     749,474.15
                                                                             2017          15.01          17.13     688,556.65
SSGA Growth ETF Investment Division (Class B)............................... 2009           6.58           9.96      38,455.84
                                                                             2010           9.96          11.20      71,334.57
                                                                             2011          11.20          10.80      93,111.19
                                                                             2012          10.80          12.23      66,820.74
                                                                             2013          12.23          14.23      97,485.51
                                                                             2014          14.23          14.77      84,448.11
                                                                             2015          14.77          14.22      86,804.47
                                                                             2016          14.22          14.97      81,688.37
                                                                             2017          14.97          17.64      79,115.84
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          17.16          21.66     155,553.58
                                                                             2014          21.66          23.22     154,559.81
                                                                             2015          23.22          25.28     163,349.35
                                                                             2016          25.28          25.28     151,709.52
                                                                             2017          25.28          33.25     122,467.88
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.14           5.44     203,692.85
                                                                             2010           5.44           6.85     259,376.02
                                                                             2011           6.85           6.08     269,936.66
                                                                             2012           6.08           6.71     227,163.66
                                                                             2013           6.71           7.02           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.12           8.25     165,004.06
                                                                             2010           8.25          10.37     222,068.98
                                                                             2011          10.37          10.05     231,521.01
                                                                             2012          10.05          11.26     197,074.27
                                                                             2013          11.26          15.15     195,953.98
                                                                             2014          15.15          16.83     198,466.32
                                                                             2015          16.83          17.68     208,839.49
                                                                             2016          17.68          18.50     189,062.80
                                                                             2017          18.50          22.74     159,073.87
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.57          13.48      34,011.32
                                                                             2010          13.48          17.88      46,718.30
                                                                             2011          17.88          17.87      63,179.05
                                                                             2012          17.87          20.40      68,059.25
                                                                             2013          20.40          28.98      67,436.69
                                                                             2014          28.98          30.44      68,688.51
                                                                             2015          30.44          30.73      66,040.84
                                                                             2016          30.73          33.75      63,908.22
                                                                             2017          33.75          40.74      50,941.32
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.04          14.76       3,153.18
                                                                             2010          14.76          18.77      17,760.82
                                                                             2011          18.77          15.41      32,332.05
                                                                             2012          15.41          15.57      36,590.62
                                                                             2013          15.57          16.98      35,096.90
                                                                             2014          16.98          13.58      41,105.14
                                                                             2015          13.58           8.99      59,030.02
                                                                             2016           8.99          12.74      39,943.89
                                                                             2017          12.74          12.46      43,300.98
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          11.16          19.89     137,467.11
                                                                             2010          19.89          24.70     143,739.48
                                                                             2011          24.70          22.71     144,793.52
                                                                             2012          22.71          25.10           0.00

                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2012          24.98          25.66     135,075.00
                                                                            2013          25.66          32.94     114,104.70
                                                                            2014          32.94          35.58      97,374.27
                                                                            2015          35.58          31.91      82,897.78
                                                                            2016          31.91          36.30      71,041.64
                                                                            2017          36.30          39.15      61,222.17
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)......................................................... 2016          29.35          30.42     113,079.54
                                                                            2017          30.42          32.35     109,624.93
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))........................................................ 2009          15.74          20.54     116,459.70
                                                                            2010          20.54          22.85     117,123.25
                                                                            2011          22.85          23.52     120,620.48
                                                                            2012          23.52          26.17     109,217.65
                                                                            2013          26.17          27.83     117,133.99
                                                                            2014          27.83          28.74     104,665.32
                                                                            2015          28.74          27.70      93,766.92
                                                                            2016          27.70          28.53           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)......................................................... 2016          29.95          31.07      59,719.77
                                                                            2017          31.07          33.05      48,782.92
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          17.35          22.26       5,156.14
                                                                            2010          22.26          24.57      22,479.71
                                                                            2011          24.57          25.05      28,591.84
                                                                            2012          25.05          27.50      36,641.71
                                                                            2013          27.50          27.47      41,114.53
                                                                            2014          27.47          28.26      36,527.08
                                                                            2015          28.26          27.44      34,046.73
                                                                            2016          27.44          28.11           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          15.98          16.45      90,659.96
                                                                            2010          16.45          17.09     106,820.76
                                                                            2011          17.09          17.73     104,343.44
                                                                            2012          17.73          17.99     103,995.91
                                                                            2013          17.99          17.57     103,818.11
                                                                            2014          17.57          17.74      87,799.30
                                                                            2015          17.74          17.53      80,150.80
                                                                            2016          17.53          17.45      72,761.02
                                                                            2017          17.45          17.48      71,660.69





                                                                                         AT 1.75 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.09          24.72     138,303.97
                                                                                2010          24.72          29.74     151,859.31
                                                                                2011          29.74          23.63     151,964.78
                                                                                2012          23.63          27.44     121,669.04
                                                                                2013          27.44          34.59     101,297.65
                                                                                2014          34.59          34.71      95,214.87
                                                                                2015          34.71          34.20      87,279.75
                                                                                2016          34.20          34.31      79,499.55
                                                                                2017          34.31          42.45      70,458.28
American Funds Growth-Income Investment Division (Class 2)..................... 2009          57.87          86.94      47,078.21
                                                                                2010          86.94          95.20      52,132.28
                                                                                2011          95.20          91.84      53,940.17
                                                                                2012          91.84         106.01      51,013.23
                                                                                2013         106.01         139.08      47,164.14
                                                                                2014         139.08         151.20      41,699.05
                                                                                2015         151.20         150.74      35,010.39
                                                                                2016         150.74         165.19      32,178.42
                                                                                2017         165.19         198.67      28,864.87

                                     1.60 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.72
                                                                                 2013          10.53
                                                                                 2014          11.52
                                                                                 2015          12.17
                                                                                 2016          12.04
                                                                                 2017          12.28
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.01
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.91
                                                                                 2011           9.83
                                                                                 2012           9.47
                                                                                 2013          10.58
                                                                                 2014          12.34
                                                                                 2015          12.88
                                                                                 2016          12.59
                                                                                 2017          13.36
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.37
                                                                                 2011           9.35
                                                                                 2012           8.77
                                                                                 2013          10.02
                                                                                 2014          12.34
                                                                                 2015          12.92
                                                                                 2016          12.62
                                                                                 2017          13.53
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.86
                                                                                 2011           9.15
                                                                                 2012           8.59
                                                                                 2013           9.93
                                                                                 2014          12.68
                                                                                 2015          13.50
                                                                                 2016          14.15
                                                                                 2017          15.19
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.12
                                                                                 2010           9.32
                                                                                 2011          10.08
                                                                                 2012           9.94
                                                                                 2013          10.84
                                                                                 2014          12.11
                                                                                 2015          12.64
                                                                                 2016          12.35
                                                                                 2017          13.01
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.59
                                                                                 2013          11.52
                                                                                 2014          10.95
                                                                                 2015          11.21
                                                                                 2016           9.97
                                                                                 2017          10.69
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.40
                                                                                 2010          12.39
                                                                                 2011          13.03
                                                                                 2012          10.24
                                                                                 2013          12.03
                                                                                 2014          13.64
                                                                                 2015          12.97
                                                                                 2016          12.49
                                                                                 2017          12.91
BlackRock Bond Income Investment Division (Class B)............................. 2009          43.26
                                                                                 2010          47.06
                                                                                 2011          50.05
                                                                                 2012          52.37
                                                                                 2013          55.28
                                                                                 2014          53.86
                                                                                 2015          56.61
                                                                                 2016          55.90
                                                                                 2017          56.59
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          17.47
                                                                                 2010          26.09



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.72           0.00
                                                                                        10.53      53,306.17
                                                                                        11.52      82,608.78
                                                                                        12.17      74,114.24
                                                                                        12.04      73,009.56
                                                                                        12.28      74,501.14
                                                                                        13.73      58,448.82
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      13,153.47
                                                                                         1.01      13,398.18
                                                                                         1.01      28,041.18
                                                                                         1.15      25,144.86
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.91     786,134.75
                                                                                         9.83     703,696.29
                                                                                         9.47     625,136.28
                                                                                        10.58     268,817.67
                                                                                        12.34     252,817.46
                                                                                        12.88     229,764.57
                                                                                        12.59     213,551.45
                                                                                        13.36     196,821.93
                                                                                        15.36     202,677.89
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.37     646,986.36
                                                                                         9.35     534,697.90
                                                                                         8.77     458,398.08
                                                                                        10.02     361,370.63
                                                                                        12.34     408,519.16
                                                                                        12.92     404,478.84
                                                                                        12.62     385,040.32
                                                                                        13.53     362,305.08
                                                                                        16.16     392,198.66
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.86         538.93
                                                                                         9.15       9,304.48
                                                                                         8.59      17,046.83
                                                                                         9.93      18,025.72
                                                                                        12.68      15,133.66
                                                                                        13.50      15,307.17
                                                                                        14.15      15,291.78
                                                                                        15.19      16,655.16
                                                                                        19.12      16,079.79
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.32     326,442.68
                                                                                        10.08     355,063.16
                                                                                         9.94     344,030.86
                                                                                        10.84     370,572.54
                                                                                        12.11     323,712.52
                                                                                        12.64     316,066.40
                                                                                        12.35     344,058.74
                                                                                        13.01     303,518.63
                                                                                        14.46     286,852.45
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.59           0.00
                                                                                        11.52     162,046.77
                                                                                        10.95     112,691.46
                                                                                        11.21      93,142.05
                                                                                         9.97      78,457.45
                                                                                        10.69      99,649.78
                                                                                        11.56      65,630.41
Baillie Gifford International Stock Investment Division (Class B)...............        12.39     128,081.49
                                                                                        13.03     116,164.73
                                                                                        10.24     114,154.96
                                                                                        12.03     110,480.30
                                                                                        13.64     225,321.64
                                                                                        12.97     210,012.82
                                                                                        12.49     201,537.53
                                                                                        12.91     188,450.52
                                                                                        17.14     179,812.64
BlackRock Bond Income Investment Division (Class B).............................        47.06     112,612.24
                                                                                        50.05     101,435.04
                                                                                        52.37      90,560.85
                                                                                        55.28      88,815.05
                                                                                        53.86      80,782.88
                                                                                        56.61      72,134.52
                                                                                        55.90      64,390.30
                                                                                        56.59      60,976.19
                                                                                        57.84      53,759.25
BlackRock Capital Appreciation Investment Division (Class B)....................        26.09      70,150.09
                                                                                        30.67      65,649.31

                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2011          30.67          27.42      65,183.77
                                                                              2012          27.42          30.78      60,974.58
                                                                              2013          30.78          40.57      58,392.36
                                                                              2014          40.57          43.37      51,355.67
                                                                              2015          43.37          45.25      53,029.93
                                                                              2016          45.25          44.46      49,251.87
                                                                              2017          44.46          58.45      46,663.83
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.55           0.00
                                                                              2012           9.55          10.26      93,570.55
                                                                              2013          10.26          11.14     106,319.13
                                                                              2014          11.14          11.61      89,783.11
                                                                              2015          11.61          11.41      81,692.41
                                                                              2016          11.41          11.73      70,621.00
                                                                              2017          11.73          13.08      63,467.42
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          22.68          22.40          57.00
                                                                              2010          22.40          22.04          57.50
                                                                              2011          22.04          21.69          44.53
                                                                              2012          21.69          21.35       1,121.69
                                                                              2013          21.35          21.01           0.00
                                                                              2014          21.01          20.67           0.00
                                                                              2015          20.67          20.34           0.00
                                                                              2016          20.34          20.04           0.00
                                                                              2017          20.04          19.85           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.30           9.76     150,755.43
                                                                              2010           9.76          11.12     135,054.41
                                                                              2011          11.12          12.05           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          12.01          10.27     201,197.36
                                                                              2012          10.27          11.80     181,854.71
                                                                              2013          11.80          15.04     193,173.59
                                                                              2014          15.04          15.56     246,243.59
                                                                              2015          15.56          15.00     256,600.55
                                                                              2016          15.00          16.09     244,574.52
                                                                              2017          16.09          19.47     239,369.06
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.12          11.23     722,615.32
                                                                              2010          11.23          12.16     702,429.67
                                                                              2011          12.16          12.36     693,399.32
                                                                              2012          12.36          13.28     671,739.80
                                                                              2013          13.28          13.63     619,284.17
                                                                              2014          13.63          14.01     579,978.66
                                                                              2015          14.01          13.71     495,054.95
                                                                              2016          13.71          14.10     450,542.58
                                                                              2017          14.10          14.84     443,085.73
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.35          10.95   2,002,953.50
                                                                              2010          10.95          12.02   1,952,472.22
                                                                              2011          12.02          11.95   1,881,823.46
                                                                              2012          11.95          13.11   1,827,206.11
                                                                              2013          13.11          14.31   1,742,279.70
                                                                              2014          14.31          14.78   1,596,035.61
                                                                              2015          14.78          14.39   1,423,644.61
                                                                              2016          14.39          15.02   1,295,820.04
                                                                              2017          15.02          16.36   1,173,650.55
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))................... 2009           7.59          10.60   4,334,438.20
                                                                              2010          10.60          11.81   4,380,070.37
                                                                              2011          11.81          11.46   4,212,109.36
                                                                              2012          11.46          12.78   3,916,510.83
                                                                              2013          12.78          14.84   3,849,805.21
                                                                              2014          14.84          15.34   3,460,952.75
                                                                              2015          15.34          14.90   3,138,727.70
                                                                              2016          14.90          15.71   2,756,916.87
                                                                              2017          15.71          17.74   2,306,338.02
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)........... 2013          11.51          13.10      84,466.47
                                                                              2014          13.10          13.04           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))................... 2009           6.91          10.21   3,616,688.31
                                                                              2010          10.21          11.52   3,482,450.40

                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          11.52
                                                                                 2012          10.91
                                                                                 2013          12.39
                                                                                 2014          15.16
                                                                                 2015          15.70
                                                                                 2016          15.19
                                                                                 2017          16.16
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................ 2009           6.16
                                                                                 2010           8.88
                                                                                 2011           9.62
                                                                                 2012           9.30
                                                                                 2013          10.63
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................... 2011           9.99
                                                                                 2012           9.37
                                                                                 2013          10.43
                                                                                 2014          11.73
                                                                                 2015          12.66
                                                                                 2016          11.95
                                                                                 2017          12.75
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.42
                                                                                 2010          10.23
                                                                                 2011          12.45
                                                                                 2012           9.96
                                                                                 2013          11.66
                                                                                 2014          10.90
                                                                                 2015          10.03
                                                                                 2016           8.50
                                                                                 2017           9.33
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          15.60
                                                                                 2010          25.63
                                                                                 2011          28.95
                                                                                 2012          30.34
                                                                                 2013          33.31
                                                                                 2014          44.76
                                                                                 2015          44.78
                                                                                 2016          39.81
                                                                                 2017          48.06
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.31
                                                                                 2010          14.23
                                                                                 2011          17.16
                                                                                 2012          14.15
                                                                                 2013          16.41
                                                                                 2014          20.61
                                                                                 2015          18.93
                                                                                 2016          19.70
                                                                                 2017          20.52
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.20
                                                                                 2012          10.24
                                                                                 2013          10.82
                                                                                 2014          11.06
                                                                                 2015          10.96
                                                                                 2016          10.70
                                                                                 2017          11.50
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.75
                                                                                 2013          10.02
                                                                                 2014           9.97
                                                                                 2015           9.92
                                                                                 2016           9.70
                                                                                 2017           9.84
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        10.91   3,234,319.70
                                                                                        12.39   2,989,661.01
                                                                                        15.16   2,776,014.48
                                                                                        15.70   2,829,064.72
                                                                                        15.19   2,550,335.29
                                                                                        16.16   2,273,122.02
                                                                                        18.96   2,029,994.25
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................         8.88      98,667.05
                                                                                         9.62     101,912.71
                                                                                         9.30     118,235.45
                                                                                        10.63      81,887.81
                                                                                        11.43           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))....................................         9.37           0.00
                                                                                        10.43      37,577.60
                                                                                        11.73     134,912.15
                                                                                        12.66     235,534.34
                                                                                        11.95     187,082.17
                                                                                        12.75     277,346.18
                                                                                        14.84     241,315.16
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.23           0.00
                                                                                        12.45         328.62
                                                                                         9.96       2,084.57
                                                                                        11.66       4,652.08
                                                                                        10.90       5,079.63
                                                                                        10.03       5,489.36
                                                                                         8.50       6,147.90
                                                                                         9.33       6,048.74
                                                                                        11.79       5,688.12
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        25.63     101,186.59
                                                                                        28.95      82,993.60
                                                                                        30.34      85,043.81
                                                                                        33.31      72,002.19
                                                                                        44.76      70,912.01
                                                                                        44.78      61,267.45
                                                                                        39.81      50,837.31
                                                                                        48.06      45,503.05
                                                                                        53.23      41,385.22
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.23           0.00
                                                                                        17.16           0.00
                                                                                        14.15           0.00
                                                                                        16.41           0.00
                                                                                        20.61           0.00
                                                                                        18.93         500.29
                                                                                        19.70         500.29
                                                                                        20.52         500.29
                                                                                        26.34         500.29
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.20           0.00
                                                                                        10.24           0.00
                                                                                        10.82         198.66
                                                                                        11.06       2,294.25
                                                                                        10.96       2,294.25
                                                                                        10.70       2,294.25
                                                                                        11.50       2,294.25
                                                                                        11.74       2,294.25
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.75           0.00
                                                                                        10.02       3,976.94
                                                                                         9.97      37,430.75
                                                                                         9.92      46,891.68
                                                                                         9.70      56,062.50
                                                                                         9.84      40,734.58
                                                                                         9.82      42,430.37
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.88           0.00

                                   1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2010          10.88
                                                                                         2011          12.16
                                                                                         2012          11.92
                                                                                         2013          13.41
                                                                                         2014          13.33
                                                                                         2015          13.27
                                                                                         2016          12.52
                                                                                         2017          12.43
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))..................................................................... 2009          17.91
                                                                                         2010          29.05
                                                                                         2011          31.94
                                                                                         2012          30.09
                                                                                         2013          33.35
                                                                                         2014          43.77
                                                                                         2015          47.53
                                                                                         2016          47.78
                                                                                         2017          50.34
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B)).............................................................................. 2009          39.21
                                                                                         2010          54.27
                                                                                         2011          60.06
                                                                                         2012          59.26
                                                                                         2013          66.14
                                                                                         2014          87.41
                                                                                         2015          97.64
                                                                                         2016         100.41
                                                                                         2017         106.99
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.63
                                                                                         2010          12.31
                                                                                         2011          14.07
                                                                                         2012          13.07
                                                                                         2013          16.21
                                                                                         2014          16.52
                                                                                         2015          18.41
                                                                                         2016          17.86
                                                                                         2017          17.73
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.21
                                                                                         2010           6.08
                                                                                         2011           7.40
                                                                                         2012           7.52
                                                                                         2013           8.77
                                                                                         2014          12.57
                                                                                         2015          14.71
                                                                                         2016          13.90
                                                                                         2017          14.04
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          88.85
                                                                                         2010         136.34
                                                                                         2011         146.78
                                                                                         2012         133.56
                                                                                         2013         161.02
                                                                                         2014         204.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.30
                                                                                         2010           5.54
                                                                                         2011           5.85
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          23.26
                                                                                         2010          37.91
                                                                                         2011          42.91
                                                                                         2012          40.86
                                                                                         2013          44.51
                                                                                         2014          58.01
                                                                                         2015          63.29
                                                                                         2016          63.91
                                                                                         2017          66.14
Harris Oakmark International Investment Division (Class B).............................. 2009           8.89
                                                                                         2010          17.09
                                                                                         2011          19.58
                                                                                         2012          16.52
                                                                                         2013          21.01



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                12.16           0.00
                                                                                                11.92           0.00
                                                                                                13.41           0.00
                                                                                                13.33           0.00
                                                                                                13.27           0.00
                                                                                                12.52           0.00
                                                                                                12.43           0.00
                                                                                                12.25           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).....................................................................        29.05     266,539.91
                                                                                                31.94     252,732.07
                                                                                                30.09     232,569.13
                                                                                                33.35     215,824.92
                                                                                                43.77     184,667.89
                                                                                                47.53     159,563.74
                                                                                                47.78     138,447.95
                                                                                                50.34     119,022.16
                                                                                                58.86      98,740.45
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))..............................................................................        54.27      26,321.88
                                                                                                60.06      21,082.81
                                                                                                59.26      20,092.73
                                                                                                66.14      19,538.65
                                                                                                87.41      18,514.71
                                                                                                97.64      18,071.62
                                                                                               100.41      16,236.69
                                                                                               106.99      14,230.56
                                                                                               128.40      11,826.72
Clarion Global Real Estate Investment Division (Class B)................................        12.31     443,682.94
                                                                                                14.07     407,965.93
                                                                                                13.07     379,396.52
                                                                                                16.21     351,309.43
                                                                                                16.52     337,121.33
                                                                                                18.41     286,256.41
                                                                                                17.86     259,140.01
                                                                                                17.73     236,263.01
                                                                                                19.33     200,298.25
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.08      30,389.06
                                                                                                 7.40      30,540.39
                                                                                                 7.52      80,192.49
                                                                                                 8.77      83,579.26
                                                                                                12.57      95,987.86
                                                                                                14.71     360,568.20
                                                                                                13.90     342,924.73
                                                                                                14.04     286,707.65
                                                                                                16.36     250,715.22
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       136.34      35,021.62
                                                                                               146.78      30,601.26
                                                                                               133.56      26,458.06
                                                                                               161.02      24,262.05
                                                                                               204.08      21,801.49
                                                                                               212.38           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.54      45,469.79
                                                                                                 5.85      49,666.93
                                                                                                 6.22           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        37.91      48,000.25
                                                                                                42.91      44,403.72
                                                                                                40.86      34,230.45
                                                                                                44.51      30,165.84
                                                                                                58.01      26,795.44
                                                                                                63.29      23,383.95
                                                                                                63.91      21,905.71
                                                                                                66.14      18,043.92
                                                                                                81.33      14,152.68
Harris Oakmark International Investment Division (Class B)..............................        17.09     455,142.82
                                                                                                19.58     437,333.42
                                                                                                16.52     428,563.44
                                                                                                21.01     413,396.27
                                                                                                26.99     404,858.25

                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2014          26.99          25.02     360,517.54
                                                                             2015          25.02          23.51     347,351.94
                                                                             2016          23.51          25.03     319,034.36
                                                                             2017          25.03          32.13     296,443.06
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     743,438.84
                                                                             2013           1.04           1.04   1,225,191.24
                                                                             2014           1.04           1.09   1,086,014.92
                                                                             2015           1.09           1.02     923,028.77
                                                                             2016           1.02           1.12   1,065,140.30
                                                                             2017           1.12           1.22     766,073.29
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.22          12.57      57,151.36
                                                                             2010          12.57          15.61      48,806.51
                                                                             2011          15.61          15.19      45,471.31
                                                                             2012          15.19          17.68      70,471.03
                                                                             2013          17.68          24.39      42,555.94
                                                                             2014          24.39          25.90      33,765.00
                                                                             2015          25.90          25.06      29,261.28
                                                                             2016          25.06          27.48      26,651.80
                                                                             2017          27.48          33.89      21,870.36
Jennison Growth Investment Division (Class B)............................... 2009           3.12           4.58     246,056.69
                                                                             2010           4.58           5.02     305,063.15
                                                                             2011           5.02           4.95     262,756.56
                                                                             2012           4.95           5.63     484,165.29
                                                                             2013           5.63           7.57     391,814.88
                                                                             2014           7.57           8.11     353,526.29
                                                                             2015           8.11           8.82     344,882.05
                                                                             2016           8.82           8.67     317,554.41
                                                                             2017           8.67          11.69     293,360.12
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.88           7.65     169,418.84
                                                                             2010           7.65           8.24     129,464.56
                                                                             2011           8.24           8.00     115,159.09
                                                                             2012           8.00           8.99           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.12          10.56       4,640.21
                                                                             2014          10.56          10.92       4,787.52
                                                                             2015          10.92          10.80       4,736.83
                                                                             2016          10.80          10.87       4,780.57
                                                                             2017          10.87          11.05       5,101.86
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.86           9.86           0.00
                                                                             2010           9.86          10.30       3,540.05
                                                                             2011          10.30          10.72       3,578.50
                                                                             2012          10.72          11.07       3,902.67
                                                                             2013          11.07          11.04           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     141,760.02
                                                                             2013           1.04           1.14     465,208.71
                                                                             2014           1.14           1.20     545,536.95
                                                                             2015           1.20           1.19     500,885.87
                                                                             2016           1.19           1.21     450,563.36
                                                                             2017           1.21           1.39     338,823.09
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.73          12.38           0.00
                                                                             2010          12.38          14.53           0.00
                                                                             2011          14.53          12.82           0.00
                                                                             2012          12.82          14.55           0.00
                                                                             2013          14.55          19.03           0.00
                                                                             2014          19.03          19.55          96.61
                                                                             2015          19.55          17.81          96.49
                                                                             2016          17.81          22.87          96.38
                                                                             2017          22.87          23.25          96.29
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.20          10.76           0.00
                                                                             2010          10.76          12.92         651.23
                                                                             2011          12.92          12.52         668.28
                                                                             2012          12.52          14.41       2,198.75
                                                                             2013          14.41          16.61      57,871.35
                                                                             2014          16.61          16.92      46,893.48
                                                                             2015          16.92          16.85      39,231.62
                                                                             2016          16.85          17.38      31,421.76
                                                                             2017          17.38          21.03      30,569.18
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.48          10.03      32,570.27
                                                                             2010          10.03          11.04      42,385.77
                                                                             2011          11.04          11.09      64,419.92
                                                                             2012          11.09          12.28      74,275.04
                                                                             2013          12.28          12.81           0.00

                                 1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2009          18.15
                                                                                      2010          27.60
                                                                                      2011          34.56
                                                                                      2012          34.13
                                                                                      2013          38.38
                                                                                      2014          53.13
                                                                                      2015          54.12
                                                                                      2016          52.33
                                                                                      2017          61.28
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))......................... 2009          13.97
                                                                                      2010          14.56
                                                                                      2011          15.15
                                                                                      2012          15.99
                                                                                      2013          16.31
                                                                                      2014          15.64
                                                                                      2015          16.24
                                                                                      2016          16.00
                                                                                      2017          16.08
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.49
                                                                                      2010          13.74
                                                                                      2011          17.04
                                                                                      2012          16.40
                                                                                      2013          18.94
                                                                                      2014          24.75
                                                                                      2015          26.61
                                                                                      2016          25.50
                                                                                      2017          30.15
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.37
                                                                                      2010          11.77
                                                                                      2011          12.50
                                                                                      2012          10.74
                                                                                      2013          12.48
                                                                                      2014          14.93
                                                                                      2015          13.77
                                                                                      2016          13.38
                                                                                      2017          13.29
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.21
                                                                                      2016           1.17
                                                                                      2017           1.20
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           9.03
                                                                                      2010          14.12
                                                                                      2011          17.60
                                                                                      2012          16.57
                                                                                      2013          18.93
                                                                                      2014          25.74
                                                                                      2015          26.55
                                                                                      2016          24.95
                                                                                      2017          29.70
MetLife Stock Index Investment Division (Class B).................................... 2009          21.86
                                                                                      2010          32.84
                                                                                      2011          37.00
                                                                                      2012          37.01
                                                                                      2013          42.04
                                                                                      2014          54.49
                                                                                      2015          60.65
                                                                                      2016          60.23
                                                                                      2017          66.02
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.47
                                                                                      2010          10.12
                                                                                      2011          10.84
                                                                                      2012          10.89
                                                                                      2013          12.21
                                                                                      2014          15.84
                                                                                      2015          17.10
                                                                                      2016          15.79
                                                                                      2017          18.35
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.95
                                                                                      2010          12.97
                                                                                      2011          14.22



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Core Investment Division (Class B)...........................        27.60      68,406.25
                                                                                             34.56      58,446.70
                                                                                             34.13      55,181.47
                                                                                             38.38      52,532.59
                                                                                             53.13      50,028.12
                                                                                             54.12      42,538.86
                                                                                             52.33      36,046.68
                                                                                             61.28      29,767.48
                                                                                             69.33      26,022.03
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).........................        14.56   1,131,419.14
                                                                                             15.15   1,027,674.17
                                                                                             15.99     960,627.22
                                                                                             16.31     992,619.62
                                                                                             15.64   1,001,308.35
                                                                                             16.24     900,504.49
                                                                                             16.00     717,179.58
                                                                                             16.08     746,438.83
                                                                                             16.29     732,671.70
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.74     286,771.59
                                                                                             17.04     259,058.63
                                                                                             16.40     248,258.06
                                                                                             18.94     246,612.80
                                                                                             24.75     226,602.35
                                                                                             26.61     193,235.07
                                                                                             25.50     176,633.99
                                                                                             30.15     168,752.51
                                                                                             34.31     144,284.35
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.77     545,497.99
                                                                                             12.50     483,619.36
                                                                                             10.74     493,952.54
                                                                                             12.48     443,217.81
                                                                                             14.93     381,437.50
                                                                                             13.77     367,482.10
                                                                                             13.38     314,677.71
                                                                                             13.29     342,984.54
                                                                                             16.30     289,653.19
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12     181,580.92
                                                                                              1.21     668,695.18
                                                                                              1.17   1,005,310.87
                                                                                              1.20     887,898.56
                                                                                              1.37     753,018.61
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        14.12     186,998.51
                                                                                             17.60     159,173.37
                                                                                             16.57     150,708.05
                                                                                             18.93     143,094.71
                                                                                             25.74     132,417.34
                                                                                             26.55     127,238.48
                                                                                             24.95     111,590.49
                                                                                             29.70     101,182.59
                                                                                             33.44      86,142.08
MetLife Stock Index Investment Division (Class B)....................................        32.84     771,039.32
                                                                                             37.00     687,939.94
                                                                                             37.01     651,882.86
                                                                                             42.04     635,176.46
                                                                                             54.49     496,068.29
                                                                                             60.65     430,697.22
                                                                                             60.23     360,321.85
                                                                                             66.02     355,379.01
                                                                                             78.77     320,004.42
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.12     300,993.37
                                                                                             10.84     267,248.46
                                                                                             10.89     255,339.11
                                                                                             12.21     238,135.77
                                                                                             15.84     239,108.96
                                                                                             17.10     203,663.54
                                                                                             15.79     194,208.29
                                                                                             18.35     170,300.76
                                                                                             19.39     141,148.23
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.97     362,562.60
                                                                                             14.22     334,005.30
                                                                                             12.49     324,836.53

                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2012          12.49
                                                                                 2013          14.35
                                                                                 2014          16.84
                                                                                 2015          15.42
                                                                                 2016          14.91
                                                                                 2017          14.54
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          30.02
                                                                                 2010          39.22
                                                                                 2011          42.38
                                                                                 2012          42.61
                                                                                 2013          46.67
                                                                                 2014          54.52
                                                                                 2015          58.14
                                                                                 2016          56.99
                                                                                 2017          61.09
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.31
                                                                                 2010          10.61
                                                                                 2011          11.61
                                                                                 2012          11.50
                                                                                 2013          13.16
                                                                                 2014          17.54
                                                                                 2015          19.09
                                                                                 2016          18.72
                                                                                 2017          21.02
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.10
                                                                                 2011           8.85
                                                                                 2012           8.66
                                                                                 2013           9.71
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.53
                                                                                 2011          14.54
                                                                                 2012          13.32
                                                                                 2013          14.32
                                                                                 2014          19.60
                                                                                 2015          19.48
                                                                                 2016          18.21
                                                                                 2017          16.40
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................ 2009           8.18
                                                                                 2010          11.47
Neuberger Berman Genesis Investment Division (Class B).......................... 2010          14.62
                                                                                 2011          15.99
                                                                                 2012          16.61
                                                                                 2013          17.94
                                                                                 2014          24.39
                                                                                 2015          23.93
                                                                                 2016          23.64
                                                                                 2017          27.55
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B)).......................................... 2009           8.02
                                                                                 2010          12.65
                                                                                 2011          15.30
                                                                                 2012          14.26
                                                                                 2013          14.78
Oppenheimer Global Equity Investment Division (Class B)......................... 2009           9.76
                                                                                 2010          15.92
                                                                                 2011          18.17
                                                                                 2012          16.38
                                                                                 2013          19.53
                                                                                 2014          24.43
                                                                                 2015          24.56
                                                                                 2016          25.12
                                                                                 2017          24.78
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))............................. 2009           5.58
                                                                                 2010           8.56
                                                                                 2011           9.07
                                                                                 2012           8.31
                                                                                 2013           9.99
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)...... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           0.96
                                                                                 2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B).................... 2009          11.37



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.35     318,273.89
                                                                                        16.84     307,061.98
                                                                                        15.42     272,869.55
                                                                                        14.91     267,478.97
                                                                                        14.54     257,925.28
                                                                                        18.34     244,072.00
MFS(Reg. TM) Total Return Investment Division (Class B).........................        39.22      39,770.66
                                                                                        42.38      36,321.13
                                                                                        42.61      38,843.68
                                                                                        46.67      39,502.43
                                                                                        54.52      32,797.29
                                                                                        58.14      27,678.75
                                                                                        56.99      22,645.39
                                                                                        61.09      20,498.24
                                                                                        67.44      17,630.13
MFS(Reg. TM) Value Investment Division (Class B)................................        10.61     297,687.36
                                                                                        11.61     266,856.68
                                                                                        11.50     241,492.65
                                                                                        13.16     228,041.64
                                                                                        17.54     423,903.26
                                                                                        19.09     368,080.10
                                                                                        18.72     338,720.22
                                                                                        21.02     309,156.95
                                                                                        24.32     284,573.93
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.10      11,063.84
                                                                                         8.85      25,422.53
                                                                                         8.66      38,314.49
                                                                                         9.71      36,445.54
                                                                                        10.63           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.54     161,360.08
                                                                                        13.32     122,560.15
                                                                                        14.32     123,278.06
                                                                                        19.60     116,172.00
                                                                                        19.48      97,193.09
                                                                                        18.21      88,615.15
                                                                                        16.40      72,651.26
                                                                                        22.59      59,699.89
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................        11.47     132,554.81
                                                                                        12.41           0.00
Neuberger Berman Genesis Investment Division (Class B)..........................        15.99     210,101.98
                                                                                        16.61     197,376.09
                                                                                        17.94     181,866.96
                                                                                        24.39     188,037.50
                                                                                        23.93     169,195.81
                                                                                        23.64     149,426.99
                                                                                        27.55     131,314.03
                                                                                        31.31     116,480.22
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))..........................................        12.65      47,405.73
                                                                                        15.30      41,871.48
                                                                                        14.26      35,294.31
                                                                                        14.78      38,338.21
                                                                                        16.01           0.00
Oppenheimer Global Equity Investment Division (Class B).........................        15.92      84,554.35
                                                                                        18.17      81,079.77
                                                                                        16.38      81,469.99
                                                                                        19.53      71,670.87
                                                                                        24.43      75,606.98
                                                                                        24.56      64,482.73
                                                                                        25.12      59,783.67
                                                                                        24.78      48,704.68
                                                                                        33.35      42,820.13
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................         8.56       4,382.90
                                                                                         9.07       6,793.08
                                                                                         8.31      14,055.43
                                                                                         9.99      11,703.09
                                                                                        10.62           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)......         1.03         931.73
                                                                                         0.96      44,019.93
                                                                                         1.05     226,738.58
                                                                                         1.16     167,585.97
PIMCO Inflation Protected Bond Investment Division (Class B)....................        12.79     385,291.98

                                1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                           BEGINNING OF
                                                                                               YEAR
                                                                                           ACCUMULATION
INVESTMENT DIVISION                                                                 YEAR    UNIT VALUE
---------------------------------------------------------------------------------- ------ --------------
                                                                                   2010          12.79
                                                                                   2011          13.56
                                                                                   2012          14.83
                                                                                   2013          15.93
                                                                                   2014          14.22
                                                                                   2015          14.40
                                                                                   2016          13.73
                                                                                   2017          14.19
PIMCO Total Return Investment Division (Class B).................................. 2009          12.87
                                                                                   2010          15.08
                                                                                   2011          16.06
                                                                                   2012          16.30
                                                                                   2013          17.53
                                                                                   2014          16.92
                                                                                   2015          17.35
                                                                                   2016          17.08
                                                                                   2017          17.24
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)....... 2011           9.99
                                                                                   2012          10.74
                                                                                   2013          10.90
                                                                                   2014          10.24
                                                                                   2015          10.84
                                                                                   2016          10.71
                                                                                   2017          10.68
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............ 2012           1.01
                                                                                   2013           1.06
                                                                                   2014           1.15
                                                                                   2015           1.22
                                                                                   2016           1.19
                                                                                   2017           1.24
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).......... 2013          10.21
                                                                                   2014          10.73
                                                                                   2015          11.48
                                                                                   2016          11.15
                                                                                   2017          11.48
SSGA Growth and Income ETF Investment Division (Class B).......................... 2009           7.42
                                                                                   2010          10.46
                                                                                   2011          11.56
                                                                                   2012          11.49
                                                                                   2013          12.76
                                                                                   2014          14.19
                                                                                   2015          14.77
                                                                                   2016          14.25
                                                                                   2017          14.84
SSGA Growth ETF Investment Division (Class B)..................................... 2009           6.55
                                                                                   2010           9.91
                                                                                   2011          11.14
                                                                                   2012          10.73
                                                                                   2013          12.14
                                                                                   2014          14.11
                                                                                   2015          14.64
                                                                                   2016          14.07
                                                                                   2017          14.80
T. Rowe Price Large Cap Growth Investment Division (Class B)...................... 2013          16.91
                                                                                   2014          21.33
                                                                                   2015          22.84
                                                                                   2016          24.85
                                                                                   2017          24.83
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))..................................... 2009           3.11
                                                                                   2010           5.40
                                                                                   2011           6.78
                                                                                   2012           6.01
                                                                                   2013           6.63
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................ 2009           5.08
                                                                                   2010           8.17
                                                                                   2011          10.27
                                                                                   2012           9.94
                                                                                   2013          11.12
                                                                                   2014          14.95
                                                                                   2015          16.60
                                                                                   2016          17.42
                                                                                   2017          18.21
T. Rowe Price Small Cap Growth Investment Division (Class B)...................... 2009           8.46



                                                                                                    NUMBER OF
                                                                                     END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                  UNIT VALUE        YEAR
---------------------------------------------------------------------------------- -------------- -------------
                                                                                          13.56     370,335.04
                                                                                          14.83     375,395.10
                                                                                          15.93     398,156.01
                                                                                          14.22     299,025.81
                                                                                          14.40     260,031.26
                                                                                          13.73     227,155.33
                                                                                          14.19     199,164.86
                                                                                          14.45     153,407.91
PIMCO Total Return Investment Division (Class B)..................................        15.08     666,003.60
                                                                                          16.06     745,481.48
                                                                                          16.30     578,370.15
                                                                                          17.53     596,834.07
                                                                                          16.92     498,548.19
                                                                                          17.35     403,877.20
                                                                                          17.08     342,977.94
                                                                                          17.24     301,214.74
                                                                                          17.74     272,182.20
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011).......        10.74           0.00
                                                                                          10.90      17,925.76
                                                                                          10.24      17,427.65
                                                                                          10.84      43,330.55
                                                                                          10.71      20,852.97
                                                                                          10.68      67,618.89
                                                                                          10.79      21,559.66
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............         1.06     139,584.42
                                                                                           1.15     428,329.28
                                                                                           1.22     514,423.95
                                                                                           1.19     262,871.41
                                                                                           1.24     346,044.53
                                                                                           1.39     251,644.87
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)..........        10.73       9,948.99
                                                                                          11.48      13,826.12
                                                                                          11.15      20,655.12
                                                                                          11.48      19,826.39
                                                                                          13.16      27,050.78
SSGA Growth and Income ETF Investment Division (Class B)..........................        10.46      89,717.91
                                                                                          11.56     223,553.24
                                                                                          11.49     274,825.40
                                                                                          12.76     310,451.12
                                                                                          14.19     456,325.24
                                                                                          14.77     399,489.73
                                                                                          14.25     268,950.62
                                                                                          14.84     188,614.77
                                                                                          16.92     130,093.60
SSGA Growth ETF Investment Division (Class B).....................................         9.91      84,815.92
                                                                                          11.14     106,307.75
                                                                                          10.73     145,727.00
                                                                                          12.14     141,766.85
                                                                                          14.11      99,290.55
                                                                                          14.64      87,173.98
                                                                                          14.07      68,205.32
                                                                                          14.80      50,700.29
                                                                                          17.43      42,812.89
T. Rowe Price Large Cap Growth Investment Division (Class B)......................        21.33     329,949.87
                                                                                          22.84     306,743.28
                                                                                          24.85     304,653.21
                                                                                          24.83     269,065.89
                                                                                          32.61     243,738.44
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).....................................         5.40     334,322.12
                                                                                           6.78     306,931.63
                                                                                           6.01     303,932.87
                                                                                           6.63     281,002.42
                                                                                           6.93           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................         8.17     274,158.05
                                                                                          10.27     243,552.93
                                                                                           9.94     246,838.05
                                                                                          11.12     218,366.58
                                                                                          14.95     212,814.14
                                                                                          16.60     206,983.53
                                                                                          17.42     201,558.01
                                                                                          18.21     174,333.32
                                                                                          22.36     143,963.16
T. Rowe Price Small Cap Growth Investment Division (Class B)......................        13.30      96,685.09

                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010          13.30          17.63      92,674.51
                                                                             2011          17.63          17.60     101,552.06
                                                                             2012          17.60          20.08      90,749.18
                                                                             2013          20.08          28.49      87,952.80
                                                                             2014          28.49          29.90      76,160.57
                                                                             2015          29.90          30.15      77,376.98
                                                                             2016          30.15          33.08      72,044.57
                                                                             2017          33.08          39.90      62,778.67
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.04          14.75           0.00
                                                                             2010          14.75          18.73          17.78
                                                                             2011          18.73          15.36         181.88
                                                                             2012          15.36          15.50          36.27
                                                                             2013          15.50          16.90          37.17
                                                                             2014          16.90          13.50          44.15
                                                                             2015          13.50           8.93          60.22
                                                                             2016           8.93          12.63          54.95
                                                                             2017          12.63          12.34          65.41
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          11.05          19.67     278,249.72
                                                                             2010          19.67          24.40     250,524.15
                                                                             2011          24.40          22.41     238,737.31
                                                                             2012          22.41          24.77           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          24.65          25.30     228,120.83
                                                                             2013          25.30          32.45     203,212.00
                                                                             2014          32.45          35.01     180,862.55
                                                                             2015          35.01          31.36     159,778.74
                                                                             2016          31.36          35.65     139,621.00
                                                                             2017          35.65          38.41     124,761.61
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B).......................................................... 2016          28.72          29.75     211,811.84
                                                                             2017          29.75          31.61     183,340.19
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))......................................................... 2009          15.54          20.26     238,699.81
                                                                             2010          20.26          22.52     212,166.77
                                                                             2011          22.52          23.15     185,375.17
                                                                             2012          23.15          25.73     174,088.59
                                                                             2013          25.73          27.35     161,214.69
                                                                             2014          27.35          28.21     153,955.54
                                                                             2015          28.21          27.16     137,178.86
                                                                             2016          27.16          27.97           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2016          29.31          30.39      68,427.30
                                                                             2017          30.39          32.29      52,422.78
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E)).................................................................. 2009          17.10          21.92           0.00
                                                                             2010          21.92          24.17         846.34
                                                                             2011          24.17          24.61       2,782.74
                                                                             2012          24.61          26.99       5,203.24
                                                                             2013          26.99          26.94       4,342.26
                                                                             2014          26.94          27.69       4,372.94
                                                                             2015          27.69          26.85       4,600.11
                                                                             2016          26.85          27.50           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.75          16.20     278,597.22
                                                                             2010          16.20          16.82     243,578.88
                                                                             2011          16.82          17.42     210,771.08
                                                                             2012          17.42          17.67     205,205.44
                                                                             2013          17.67          17.23     192,792.80
                                                                             2014          17.23          17.39     162,002.75
                                                                             2015          17.39          17.17     149,486.46
                                                                             2016          17.17          17.07     138,577.66
                                                                             2017          17.07          17.08     130,596.61




                                                                                         AT 1.85 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.94          24.44     361,913.51

                                                                           AT 1.85 SEPARATE ACCOUNT CHARGE:
                                                                  --------------------------------------------------
                                                                          BEGINNING OF                   NUMBER OF
                                                                              YEAR        END OF YEAR   ACCUMULATION
                                                                          ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                  2010          24.44          29.37     321,170.79
                                                                  2011          29.37          23.31     296,003.82
                                                                  2012          23.31          27.04     274,985.36
                                                                  2013          27.04          34.05     252,109.23
                                                                  2014          34.05          34.14     218,405.43
                                                                  2015          34.14          33.60     197,683.97
                                                                  2016          33.60          33.67     166,851.39
                                                                  2017          33.67          41.62     145,959.17
American Funds Growth-Income Investment Division (Class 2)....... 2009          56.44          84.72     126,583.29
                                                                  2010          84.72          92.67     114,355.33
                                                                  2011          92.67          89.31     107,196.01
                                                                  2012          89.31         102.99     105,246.29
                                                                  2013         102.99         134.98      93,562.95
                                                                  2014         134.98         146.60      81,595.94
                                                                  2015         146.60         146.00      70,001.13
                                                                  2016         146.00         159.84      63,459.98
                                                                  2017         159.84         192.04      53,556.18





                                     1.65 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.52
                                                                                 2014          11.50
                                                                                 2015          12.14
                                                                                 2016          12.01
                                                                                 2017          12.24
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.01
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.90
                                                                                 2011           9.82
                                                                                 2012           9.45
                                                                                 2013          10.56
                                                                                 2014          12.31
                                                                                 2015          12.84
                                                                                 2016          12.54
                                                                                 2017          13.30
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.37
                                                                                 2011           9.34
                                                                                 2012           8.75
                                                                                 2013          10.00
                                                                                 2014          12.31
                                                                                 2015          12.88
                                                                                 2016          12.57
                                                                                 2017          13.47
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.85
                                                                                 2011           9.14
                                                                                 2012           8.57
                                                                                 2013           9.90
                                                                                 2014          12.64
                                                                                 2015          13.45
                                                                                 2016          14.09
                                                                                 2017          15.12
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.12
                                                                                 2010           9.31
                                                                                 2011          10.06
                                                                                 2012           9.92
                                                                                 2013          10.81
                                                                                 2014          12.07
                                                                                 2015          12.60
                                                                                 2016          12.30
                                                                                 2017          12.95
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.71      58,398.55
                                                                                        10.52     187,622.64
                                                                                        11.50     183,445.63
                                                                                        12.14     170,567.05
                                                                                        12.01     143,938.92
                                                                                        12.24     121,767.69
                                                                                        13.68     108,474.02
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      41,417.89
                                                                                         1.01      62,447.34
                                                                                         1.01      26,213.56
                                                                                         1.15      23,967.80
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.90       6,017.17
                                                                                         9.82      34,094.47
                                                                                         9.45      25,977.29
                                                                                        10.56      19,432.98
                                                                                        12.31      23,174.93
                                                                                        12.84      40,969.04
                                                                                        12.54      49,256.83
                                                                                        13.30      43,322.71
                                                                                        15.29      62,179.43
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.37      34,825.77
                                                                                         9.34      43,535.87
                                                                                         8.75      37,674.58
                                                                                        10.00      42,544.77
                                                                                        12.31      21,860.96
                                                                                        12.88      28,549.55
                                                                                        12.57      33,197.93
                                                                                        13.47      22,801.98
                                                                                        16.08      39,494.73
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.85       2,741.53
                                                                                         9.14      58,550.00
                                                                                         8.57      53,445.80
                                                                                         9.90      48,781.11
                                                                                        12.64      45,491.23
                                                                                        13.45      38,050.53
                                                                                        14.09      37,087.26
                                                                                        15.12      36,174.34
                                                                                        19.03      33,235.51
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.31     127,085.38
                                                                                        10.06     157,906.40
                                                                                         9.92     127,149.49
                                                                                        10.81     121,233.87
                                                                                        12.07      73,182.11
                                                                                        12.60      76,374.15
                                                                                        12.30      55,521.35
                                                                                        12.95      85,419.70
                                                                                        14.39      82,248.99
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.58      76,461.81

                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2012          10.58          11.51     291,294.97
                                                                              2013          11.51          10.93     269,266.64
                                                                              2014          10.93          11.19     235,295.05
                                                                              2015          11.19           9.95     166,747.28
                                                                              2016           9.95          10.66     130,679.54
                                                                              2017          10.66          11.52     114,765.32
Baillie Gifford International Stock Investment Division (Class B)............ 2009           8.33          12.28      28,498.79
                                                                              2010          12.28          12.91      11,363.52
                                                                              2011          12.91          10.14      10,044.05
                                                                              2012          10.14          11.90       8,690.17
                                                                              2013          11.90          13.48       8,438.05
                                                                              2014          13.48          12.82       8,153.64
                                                                              2015          12.82          12.33       6,199.51
                                                                              2016          12.33          12.75       3,440.39
                                                                              2017          12.75          16.91       2,859.13
BlackRock Bond Income Investment Division (Class B).......................... 2009          42.71          46.45      18,287.42
                                                                              2010          46.45          49.37      25,847.28
                                                                              2011          49.37          51.63      19,655.22
                                                                              2012          51.63          54.48      24,634.81
                                                                              2013          54.48          53.04      24,258.62
                                                                              2014          53.04          55.73      20,762.55
                                                                              2015          55.73          55.01      28,891.16
                                                                              2016          55.01          55.66      27,500.43
                                                                              2017          55.66          56.85      23,738.66
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          17.34          25.89      11,725.39
                                                                              2010          25.89          30.42      20,896.18
                                                                              2011          30.42          27.19      10,262.52
                                                                              2012          27.19          30.50      11,508.36
                                                                              2013          30.50          40.18      10,889.51
                                                                              2014          40.18          42.94       8,564.29
                                                                              2015          42.94          44.77       7,217.32
                                                                              2016          44.77          43.97       4,779.74
                                                                              2017          43.97          57.78       4,166.52
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.55     103,682.93
                                                                              2012           9.55          10.25     196,460.07
                                                                              2013          10.25          11.12     222,795.95
                                                                              2014          11.12          11.59     166,436.48
                                                                              2015          11.59          11.38     154,072.55
                                                                              2016          11.38          11.69     135,377.79
                                                                              2017          11.69          13.04     117,396.94
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          22.39          22.10     408,418.49
                                                                              2010          22.10          21.74     277,015.86
                                                                              2011          21.74          21.39     317,520.61
                                                                              2012          21.39          21.03     207,757.64
                                                                              2013          21.03          20.69     217,008.22
                                                                              2014          20.69          20.35     202,030.75
                                                                              2015          20.35          20.02     163,814.33
                                                                              2016          20.02          19.71     134,794.02
                                                                              2017          19.71          19.51     106,688.28
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.29           9.74      18,156.28
                                                                              2010           9.74          11.08      18,110.67
                                                                              2011          11.08          12.01           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.97          10.24       8,339.65
                                                                              2012          10.24          11.76       8,120.98
                                                                              2013          11.76          14.98       1,131.82
                                                                              2014          14.98          15.48       1,125.48
                                                                              2015          15.48          14.92         729.76
                                                                              2016          14.92          16.00       1,209.10
                                                                              2017          16.00          19.34       1,204.02
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.10          11.20     157,381.10
                                                                              2010          11.20          12.13     331,541.91
                                                                              2011          12.13          12.32     367,204.20
                                                                              2012          12.32          13.23     403,006.22
                                                                              2013          13.23          13.57     385,103.45
                                                                              2014          13.57          13.94     391,989.43
                                                                              2015          13.94          13.63     280,913.99
                                                                              2016          13.63          14.02     295,960.98
                                                                              2017          14.02          14.75     205,663.43

                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.33          10.93     431,215.15
                                                                               2010          10.93          11.99     415,944.29
                                                                               2011          11.99          11.91     362,177.58
                                                                               2012          11.91          13.06     356,238.35
                                                                               2013          13.06          14.25     324,721.08
                                                                               2014          14.25          14.71     282,339.09
                                                                               2015          14.71          14.31     270,492.64
                                                                               2016          14.31          14.94     255,788.62
                                                                               2017          14.94          16.26     213,993.17
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.58          10.58     548,024.72
                                                                               2010          10.58          11.78     715,122.89
                                                                               2011          11.78          11.43     838,757.28
                                                                               2012          11.43          12.73     746,282.24
                                                                               2013          12.73          14.77     693,491.64
                                                                               2014          14.77          15.26     603,055.37
                                                                               2015          15.26          14.82     560,286.05
                                                                               2016          14.82          15.62     495,138.29
                                                                               2017          15.62          17.63     457,543.54
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.48          13.06      13,138.03
                                                                               2014          13.06          13.00           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.90          10.18     378,482.14
                                                                               2010          10.18          11.49     380,176.35
                                                                               2011          11.49          10.88     356,383.45
                                                                               2012          10.88          12.34     226,623.31
                                                                               2013          12.34          15.09     186,422.80
                                                                               2014          15.09          15.62     187,034.22
                                                                               2015          15.62          15.11     142,688.24
                                                                               2016          15.11          16.07     141,052.13
                                                                               2017          16.07          18.84     127,770.84
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.16           8.87      11,836.69
                                                                               2010           8.87           9.61      11,172.76
                                                                               2011           9.61           9.28       9,548.87
                                                                               2012           9.28          10.60       9,106.65
                                                                               2013          10.60          11.41           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.36      79,729.72
                                                                               2012           9.36          10.42     201,765.55
                                                                               2013          10.42          11.72     348,560.53
                                                                               2014          11.72          12.64     385,824.70
                                                                               2015          12.64          11.92     334,717.47
                                                                               2016          11.92          12.71     295,180.55
                                                                               2017          12.71          14.80     261,707.07
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.41          10.21       3,672.44
                                                                               2010          10.21          12.42       6,315.62
                                                                               2011          12.42           9.93       7,513.65
                                                                               2012           9.93          11.62       6,435.01
                                                                               2013          11.62          10.86       5,881.20
                                                                               2014          10.86           9.98       5,503.24
                                                                               2015           9.98           8.46       9,124.69
                                                                               2016           8.46           9.28       5,859.01
                                                                               2017           9.28          11.72       4,909.01
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          15.48          25.42       5,576.20
                                                                               2010          25.42          28.69       5,178.93
                                                                               2011          28.69          30.06       6,503.90
                                                                               2012          30.06          32.99       5,174.05
                                                                               2013          32.99          44.30       5,100.21
                                                                               2014          44.30          44.30       3,800.61
                                                                               2015          44.30          39.36       3,025.16
                                                                               2016          39.36          47.49       2,666.63
                                                                               2017          47.49          52.58       2,004.54
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.31          14.22         953.88
                                                                               2010          14.22          17.15       1,166.16

                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          17.15
                                                                                 2012          14.12
                                                                                 2013          16.38
                                                                                 2014          20.56
                                                                                 2015          18.87
                                                                                 2016          19.63
                                                                                 2017          20.43
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.20
                                                                                 2012          10.24
                                                                                 2013          10.81
                                                                                 2014          11.04
                                                                                 2015          10.94
                                                                                 2016          10.67
                                                                                 2017          11.46
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.75
                                                                                 2013          10.01
                                                                                 2014           9.96
                                                                                 2015           9.90
                                                                                 2016           9.68
                                                                                 2017           9.82
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.87
                                                                                 2011          12.15
                                                                                 2012          11.91
                                                                                 2013          13.39
                                                                                 2014          13.30
                                                                                 2015          13.23
                                                                                 2016          12.48
                                                                                 2017          12.38
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          17.78
                                                                                 2010          28.83
                                                                                 2011          31.68
                                                                                 2012          29.83
                                                                                 2013          33.05
                                                                                 2014          43.35
                                                                                 2015          47.06
                                                                                 2016          47.28
                                                                                 2017          49.79
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          38.71
                                                                                 2010          53.56
                                                                                 2011          59.24
                                                                                 2012          58.42
                                                                                 2013          65.17
                                                                                 2014          86.08
                                                                                 2015          96.11
                                                                                 2016          98.79
                                                                                 2017         105.21
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.62
                                                                                 2010          12.28
                                                                                 2011          14.02
                                                                                 2012          13.02
                                                                                 2013          16.14
                                                                                 2014          16.44
                                                                                 2015          18.31
                                                                                 2016          17.76
                                                                                 2017          17.62
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.19
                                                                                 2010           6.05
                                                                                 2011           7.37
                                                                                 2012           7.48
                                                                                 2013           8.72
                                                                                 2014          12.49
                                                                                 2015          14.61
                                                                                 2016          13.79
                                                                                 2017          13.93



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.12       2,965.54
                                                                                        16.38       2,938.93
                                                                                        20.56       2,689.74
                                                                                        18.87       2,186.73
                                                                                        19.63         653.99
                                                                                        20.43         651.13
                                                                                        26.22         648.72
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.20         720.42
                                                                                        10.24       2,075.00
                                                                                        10.81       5,451.18
                                                                                        11.04      44,150.74
                                                                                        10.94      52,780.14
                                                                                        10.67      29,303.10
                                                                                        11.46      27,026.33
                                                                                        11.69      26,993.47
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.75      16,056.26
                                                                                        10.01      59,136.25
                                                                                         9.96      61,431.63
                                                                                         9.90      76,358.90
                                                                                         9.68      51,796.33
                                                                                         9.82      22,512.01
                                                                                         9.78      20,310.63
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.87           0.00
                                                                                        12.15           0.00
                                                                                        11.91           0.00
                                                                                        13.39           0.00
                                                                                        13.30           0.00
                                                                                        13.23           0.00
                                                                                        12.48           0.00
                                                                                        12.38           0.00
                                                                                        12.19           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        28.83      17,184.28
                                                                                        31.68      30,615.25
                                                                                        29.83      22,395.86
                                                                                        33.05      14,901.85
                                                                                        43.35      14,147.84
                                                                                        47.06      11,637.71
                                                                                        47.28      10,925.23
                                                                                        49.79       9,694.61
                                                                                        58.19      10,272.53
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        53.56       4,787.54
                                                                                        59.24       1,663.18
                                                                                        58.42       1,806.56
                                                                                        65.17       1,154.02
                                                                                        86.08       1,100.07
                                                                                        96.11         726.81
                                                                                        98.79         301.33
                                                                                       105.21           0.00
                                                                                       126.20           0.00
Clarion Global Real Estate Investment Division (Class B)........................        12.28      46,467.07
                                                                                        14.02      47,167.26
                                                                                        13.02      40,306.61
                                                                                        16.14      37,122.74
                                                                                        16.44      54,129.32
                                                                                        18.31      35,022.58
                                                                                        17.76      29,355.03
                                                                                        17.62      25,585.17
                                                                                        19.20      21,838.06
ClearBridge Aggressive Growth Investment Division (Class B).....................         6.05       3,284.16
                                                                                         7.37       5,116.88
                                                                                         7.48      11,470.45
                                                                                         8.72      21,676.68
                                                                                        12.49      23,249.58
                                                                                        14.61      75,974.95
                                                                                        13.79      69,012.16
                                                                                        13.93      47,346.14
                                                                                        16.23      37,667.55

                                  1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................ 2009          87.66
                                                                                        2010         134.46
                                                                                        2011         144.68
                                                                                        2012         131.58
                                                                                        2013         158.56
                                                                                        2014         200.86
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.29
                                                                                        2010           5.51
                                                                                        2011           5.82
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          23.01
                                                                                        2010          37.51
                                                                                        2011          42.42
                                                                                        2012          40.38
                                                                                        2013          43.96
                                                                                        2014          57.27
                                                                                        2015          62.46
                                                                                        2016          63.03
                                                                                        2017          65.20
Harris Oakmark International Investment Division (Class B)............................. 2009           8.85
                                                                                        2010          17.02
                                                                                        2011          19.49
                                                                                        2012          16.44
                                                                                        2013          20.90
                                                                                        2014          26.82
                                                                                        2015          24.86
                                                                                        2016          23.34
                                                                                        2017          24.84
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.04
                                                                                        2015           1.08
                                                                                        2016           1.02
                                                                                        2017           1.12
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           8.19
                                                                                        2010          12.52
                                                                                        2011          15.54
                                                                                        2012          15.12
                                                                                        2013          17.58
                                                                                        2014          24.24
                                                                                        2015          25.73
                                                                                        2016          24.88
                                                                                        2017          27.27
Jennison Growth Investment Division (Class B).......................................... 2009           3.11
                                                                                        2010           4.56
                                                                                        2011           4.99
                                                                                        2012           4.92
                                                                                        2013           5.59
                                                                                        2014           7.52
                                                                                        2015           8.05
                                                                                        2016           8.75
                                                                                        2017           8.60
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           4.86
                                                                                        2010           7.62
                                                                                        2011           8.20
                                                                                        2012           7.95
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          11.09
                                                                                        2014          10.53
                                                                                        2015          10.88
                                                                                        2016          10.76
                                                                                        2017          10.82
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.86
                                                                                        2010           9.85
                                                                                        2011          10.28
                                                                                        2012          10.70
                                                                                        2013          11.04
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.14



                                                                                                         NUMBER OF
                                                                                          END OF YEAR   ACCUMULATION
                                                                                         ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE        YEAR
--------------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................       134.46       8,730.11
                                                                                              144.68       8,003.07
                                                                                              131.58       6,397.57
                                                                                              158.56       6,238.36
                                                                                              200.86       5,200.80
                                                                                              209.00           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.51       2,114.17
                                                                                                5.82       1,721.86
                                                                                                6.18           0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        37.51       1,130.52
                                                                                               42.42       2,036.65
                                                                                               40.38       3,451.97
                                                                                               43.96       2,462.23
                                                                                               57.27       2,135.58
                                                                                               62.46       2,955.21
                                                                                               63.03       2,832.95
                                                                                               65.20       1,918.40
                                                                                               80.13       1,575.03
Harris Oakmark International Investment Division (Class B).............................        17.02      29,577.09
                                                                                               19.49      46,708.12
                                                                                               16.44      33,109.16
                                                                                               20.90      31,381.76
                                                                                               26.82      29,408.92
                                                                                               24.86      22,526.74
                                                                                               23.34      20,025.08
                                                                                               24.84      14,215.26
                                                                                               31.87      11,020.43
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04     468,572.00
                                                                                                1.04     467,431.98
                                                                                                1.08     394,745.96
                                                                                                1.02     336,791.93
                                                                                                1.12     304,224.75
                                                                                                1.21     303,847.52
Invesco Small Cap Growth Investment Division (Class B).................................        12.52       1,062.85
                                                                                               15.54         663.85
                                                                                               15.12       2,054.73
                                                                                               17.58         557.18
                                                                                               24.24       1,700.55
                                                                                               25.73       2,181.34
                                                                                               24.88       1,446.42
                                                                                               27.27       2,691.73
                                                                                               33.62       2,702.69
Jennison Growth Investment Division (Class B)..........................................         4.56      12,058.85
                                                                                                4.99      11,102.35
                                                                                                4.92      10,168.70
                                                                                                5.59      39,629.07
                                                                                                7.52      22,124.33
                                                                                                8.05      24,213.68
                                                                                                8.75      26,962.82
                                                                                                8.60      18,818.81
                                                                                               11.58      16,298.77
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.62      10,614.76
                                                                                                8.20      25,578.72
                                                                                                7.95      19,258.26
                                                                                                8.94           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.53      44,113.84
                                                                                               10.88      34,528.56
                                                                                               10.76      29,356.00
                                                                                               10.82      29,277.70
                                                                                               10.99      29,710.98
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.85       2,154.34
                                                                                               10.28      24,049.78
                                                                                               10.70      31,173.38
                                                                                               11.04      54,846.96
                                                                                               11.01           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.04     194,176.61
                                                                                                1.14     639,945.56
                                                                                                1.20     781,878.73

                                1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2015           1.20
                                                                                    2016           1.19
                                                                                    2017           1.20
JPMorgan Small Cap Value Investment Division (Class B)............................. 2009           7.72
                                                                                    2010          12.35
                                                                                    2011          14.49
                                                                                    2012          12.77
                                                                                    2013          14.49
                                                                                    2014          18.95
                                                                                    2015          19.45
                                                                                    2016          17.71
                                                                                    2017          22.74
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.19
                                                                                    2010          10.74
                                                                                    2011          12.89
                                                                                    2012          12.49
                                                                                    2013          14.36
                                                                                    2014          16.55
                                                                                    2015          16.84
                                                                                    2016          16.77
                                                                                    2017          17.28
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.47
                                                                                    2010          10.02
                                                                                    2011          11.02
                                                                                    2012          11.07
                                                                                    2013          12.25
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          18.02
                                                                                    2010          27.39
                                                                                    2011          34.27
                                                                                    2012          33.83
                                                                                    2013          38.02
                                                                                    2014          52.61
                                                                                    2015          53.56
                                                                                    2016          51.77
                                                                                    2017          60.58
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          13.90
                                                                                    2010          14.48
                                                                                    2011          15.06
                                                                                    2012          15.89
                                                                                    2013          16.19
                                                                                    2014          15.53
                                                                                    2015          16.11
                                                                                    2016          15.86
                                                                                    2017          15.93
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.46
                                                                                    2010          13.67
                                                                                    2011          16.95
                                                                                    2012          16.31
                                                                                    2013          18.82
                                                                                    2014          24.59
                                                                                    2015          26.42
                                                                                    2016          25.30
                                                                                    2017          29.90
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.33
                                                                                    2010          11.70
                                                                                    2011          12.42
                                                                                    2012          10.67
                                                                                    2013          12.39
                                                                                    2014          14.81
                                                                                    2015          13.66
                                                                                    2016          13.26
                                                                                    2017          13.17
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.07
                                                                                    2014           1.12
                                                                                    2015           1.20
                                                                                    2016           1.17
                                                                                    2017           1.20
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           8.99
                                                                                    2010          14.05
                                                                                    2011          17.49
                                                                                    2012          16.47



                                                                                                     NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- -------------
                                                                                            1.19     677,822.08
                                                                                            1.20     639,606.45
                                                                                            1.38     505,099.26
JPMorgan Small Cap Value Investment Division (Class B).............................        12.35           0.00
                                                                                           14.49         650.82
                                                                                           12.77       1,331.61
                                                                                           14.49       1,351.94
                                                                                           18.95         607.74
                                                                                           19.45       1,044.54
                                                                                           17.71         695.46
                                                                                           22.74         863.84
                                                                                           23.11       1,990.49
Loomis Sayles Global Markets Investment Division (Class B).........................        10.74         960.02
                                                                                           12.89      18,226.86
                                                                                           12.49       1,846.54
                                                                                           14.36       2,086.83
                                                                                           16.55      17,268.28
                                                                                           16.84      16,104.50
                                                                                           16.77      14,553.02
                                                                                           17.28      11,498.78
                                                                                           20.91       9,495.61
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................        10.02      15,058.83
                                                                                           11.02      22,374.70
                                                                                           11.07      29,960.18
                                                                                           12.25      22,368.69
                                                                                           12.78           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        27.39       4,323.63
                                                                                           34.27      10,547.88
                                                                                           33.83       4,008.23
                                                                                           38.02       3,093.54
                                                                                           52.61       2,387.16
                                                                                           53.56       2,339.22
                                                                                           51.77       1,885.64
                                                                                           60.58       1,391.81
                                                                                           68.51       1,411.39
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        14.48     149,358.38
                                                                                           15.06     137,934.06
                                                                                           15.89     165,580.14
                                                                                           16.19     203,375.88
                                                                                           15.53     183,296.20
                                                                                           16.11     186,130.30
                                                                                           15.86     181,844.68
                                                                                           15.93     140,837.73
                                                                                           16.14     123,657.53
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        13.67      38,581.66
                                                                                           16.95      40,148.19
                                                                                           16.31      32,458.21
                                                                                           18.82      35,346.48
                                                                                           24.59      35,836.03
                                                                                           26.42      37,855.61
                                                                                           25.30      39,448.89
                                                                                           29.90      24,804.46
                                                                                           34.01      21,286.81
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        11.70      71,741.27
                                                                                           12.42      80,156.73
                                                                                           10.67      71,557.02
                                                                                           12.39      63,474.31
                                                                                           14.81      51,457.47
                                                                                           13.66      49,094.51
                                                                                           13.26      57,405.74
                                                                                           13.17      43,173.29
                                                                                           16.15      36,000.51
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.12     418,742.16
                                                                                            1.20     653,183.59
                                                                                            1.17     643,673.70
                                                                                            1.20     551,043.15
                                                                                            1.37     458,642.25
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        14.05      18,437.94
                                                                                           17.49      18,099.33
                                                                                           16.47      17,496.95
                                                                                           18.80      19,657.11

                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          18.80
                                                                                  2014          25.55
                                                                                  2015          26.33
                                                                                  2016          24.74
                                                                                  2017          29.43
MetLife Stock Index Investment Division (Class B)................................ 2009          21.65
                                                                                  2010          32.52
                                                                                  2011          36.62
                                                                                  2012          36.61
                                                                                  2013          41.56
                                                                                  2014          53.85
                                                                                  2015          59.90
                                                                                  2016          59.46
                                                                                  2017          65.15
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.45
                                                                                  2010          10.08
                                                                                  2011          10.80
                                                                                  2012          10.84
                                                                                  2013          12.15
                                                                                  2014          15.75
                                                                                  2015          16.99
                                                                                  2016          15.68
                                                                                  2017          18.22
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           7.92
                                                                                  2010          12.91
                                                                                  2011          14.15
                                                                                  2012          12.43
                                                                                  2013          14.26
                                                                                  2014          16.73
                                                                                  2015          15.32
                                                                                  2016          14.80
                                                                                  2017          14.43
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          29.69
                                                                                  2010          38.77
                                                                                  2011          41.88
                                                                                  2012          42.08
                                                                                  2013          46.07
                                                                                  2014          53.79
                                                                                  2015          57.34
                                                                                  2016          56.18
                                                                                  2017          60.19
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           7.27
                                                                                  2010          10.55
                                                                                  2011          11.54
                                                                                  2012          11.42
                                                                                  2013          13.07
                                                                                  2014          17.41
                                                                                  2015          18.93
                                                                                  2016          18.56
                                                                                  2017          20.83
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.57
                                                                                  2010           8.09
                                                                                  2011           8.83
                                                                                  2012           8.64
                                                                                  2013           9.68
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.45
                                                                                  2011          14.44
                                                                                  2012          13.22
                                                                                  2013          14.21
                                                                                  2014          19.43
                                                                                  2015          19.31
                                                                                  2016          18.04
                                                                                  2017          16.24
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.13
                                                                                  2010          11.40
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.55
                                                                                  2011          15.91
                                                                                  2012          16.51
                                                                                  2013          17.82
                                                                                  2014          24.23
                                                                                  2015          23.76
                                                                                  2016          23.46



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         25.55      23,621.12
                                                                                         26.33      24,991.31
                                                                                         24.74      28,901.84
                                                                                         29.43      13,491.33
                                                                                         33.12       8,354.01
MetLife Stock Index Investment Division (Class B)................................        32.52      66,441.05
                                                                                         36.62      56,040.05
                                                                                         36.61      55,533.46
                                                                                         41.56      53,948.87
                                                                                         53.85      47,027.06
                                                                                         59.90      45,364.42
                                                                                         59.46      42,395.88
                                                                                         65.15      38,125.23
                                                                                         77.69      31,351.71
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.08      24,446.57
                                                                                         10.80      22,539.56
                                                                                         10.84      21,281.63
                                                                                         12.15      21,349.26
                                                                                         15.75      19,884.69
                                                                                         16.99      34,378.76
                                                                                         15.68      28,460.86
                                                                                         18.22      18,687.60
                                                                                         19.24      12,847.21
MFS(Reg. TM) Research International Investment Division (Class B)................        12.91      19,612.17
                                                                                         14.15      18,757.76
                                                                                         12.43      11,573.46
                                                                                         14.26       8,975.23
                                                                                         16.73       6,693.48
                                                                                         15.32       4,572.64
                                                                                         14.80       3,201.87
                                                                                         14.43       2,948.05
                                                                                         18.19       2,506.92
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        38.77       5,617.31
                                                                                         41.88       4,550.38
                                                                                         42.08       3,737.38
                                                                                         46.07       3,504.08
                                                                                         53.79       4,797.06
                                                                                         57.34       3,835.30
                                                                                         56.18       5,084.73
                                                                                         60.19       5,437.20
                                                                                         66.41       3,722.51
MFS(Reg. TM) Value Investment Division (Class B).................................        10.55       7,621.89
                                                                                         11.54      14,044.68
                                                                                         11.42      14,636.11
                                                                                         13.07      12,870.38
                                                                                         17.41      22,671.86
                                                                                         18.93      21,063.58
                                                                                         18.56      19,457.58
                                                                                         20.83      29,166.96
                                                                                         24.09      28,261.68
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.09       7,958.67
                                                                                          8.83      19,227.39
                                                                                          8.64      19,806.24
                                                                                          9.68      20,484.17
                                                                                         10.60           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.44      10,863.44
                                                                                         13.22      12,568.14
                                                                                         14.21       9,509.04
                                                                                         19.43      10,632.96
                                                                                         19.31       9,322.34
                                                                                         18.04       5,766.81
                                                                                         16.24       5,986.44
                                                                                         22.35       5,357.11
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.40       9,834.12
                                                                                         12.33           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.91       8,810.16
                                                                                         16.51       8,078.86
                                                                                         17.82       6,354.72
                                                                                         24.23       7,507.72
                                                                                         23.76       7,653.43
                                                                                         23.46       6,619.95
                                                                                         27.32       6,364.69

                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2017          27.32
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.99
                                                                                  2010          12.60
                                                                                  2011          15.23
                                                                                  2012          14.19
                                                                                  2013          14.69
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.71
                                                                                  2010          15.82
                                                                                  2011          18.04
                                                                                  2012          16.26
                                                                                  2013          19.38
                                                                                  2014          24.23
                                                                                  2015          24.34
                                                                                  2016          24.89
                                                                                  2017          24.53
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.55
                                                                                  2011           9.05
                                                                                  2012           8.29
                                                                                  2013           9.97
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.05
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.34
                                                                                  2010          12.74
                                                                                  2011          13.51
                                                                                  2012          14.77
                                                                                  2013          15.85
                                                                                  2014          14.15
                                                                                  2015          14.32
                                                                                  2016          13.65
                                                                                  2017          14.09
PIMCO Total Return Investment Division (Class B)................................. 2009          12.82
                                                                                  2010          15.02
                                                                                  2011          15.98
                                                                                  2012          16.21
                                                                                  2013          17.43
                                                                                  2014          16.81
                                                                                  2015          17.23
                                                                                  2016          16.95
                                                                                  2017          17.11
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.73
                                                                                  2013          10.89
                                                                                  2014          10.23
                                                                                  2015          10.82
                                                                                  2016          10.69
                                                                                  2017          10.65
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.15
                                                                                  2015           1.22
                                                                                  2016           1.19
                                                                                  2017           1.24
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.73
                                                                                  2015          11.47
                                                                                  2016          11.14
                                                                                  2017          11.46
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.40
                                                                                  2010          10.44
                                                                                  2011          11.53
                                                                                  2012          11.46
                                                                                  2013          12.72
                                                                                  2014          14.13
                                                                                  2015          14.70
                                                                                  2016          14.18
                                                                                  2017          14.75
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.54
                                                                                  2010           9.89
                                                                                  2011          11.11



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         31.04       7,660.91
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.60       3,896.69
                                                                                         15.23       2,336.24
                                                                                         14.19       2,374.96
                                                                                         14.69       2,025.78
                                                                                         15.92           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.82       6,253.79
                                                                                         18.04       8,920.09
                                                                                         16.26       8,439.75
                                                                                         19.38       8,547.36
                                                                                         24.23      12,205.61
                                                                                         24.34      12,557.51
                                                                                         24.89      10,003.21
                                                                                         24.53       7,531.84
                                                                                         33.00       6,241.09
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.55           0.00
                                                                                          9.05         331.49
                                                                                          8.29       2,115.55
                                                                                          9.97       5,813.29
                                                                                         10.59           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      16,821.27
                                                                                          0.96      47,571.82
                                                                                          1.05     157,556.93
                                                                                          1.16      88,979.72
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.74     109,422.34
                                                                                         13.51     173,262.12
                                                                                         14.77     185,064.63
                                                                                         15.85     249,001.07
                                                                                         14.15     172,267.39
                                                                                         14.32     163,227.06
                                                                                         13.65     150,723.07
                                                                                         14.09     149,071.47
                                                                                         14.34     124,988.54
PIMCO Total Return Investment Division (Class B).................................        15.02     114,495.01
                                                                                         15.98     177,152.52
                                                                                         16.21     162,544.82
                                                                                         17.43     190,533.63
                                                                                         16.81     178,916.36
                                                                                         17.23     143,557.12
                                                                                         16.95     124,811.52
                                                                                         17.11     127,671.54
                                                                                         17.59     116,825.11
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.73      30,352.58
                                                                                         10.89     120,267.49
                                                                                         10.23      78,396.37
                                                                                         10.82     116,894.36
                                                                                         10.69     175,356.63
                                                                                         10.65      67,069.33
                                                                                         10.75      52,904.99
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06     229,272.71
                                                                                          1.15     577,903.04
                                                                                          1.22     620,119.68
                                                                                          1.19     383,332.97
                                                                                          1.24     380,311.89
                                                                                          1.39     311,302.28
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.73       2,450.45
                                                                                         11.47       6,319.25
                                                                                         11.14      18,493.13
                                                                                         11.46      24,087.35
                                                                                         13.13      22,866.09
SSGA Growth and Income ETF Investment Division (Class B).........................        10.44      21,678.40
                                                                                         11.53      58,683.04
                                                                                         11.46      68,826.88
                                                                                         12.72      67,111.05
                                                                                         14.13      78,298.71
                                                                                         14.70      65,570.65
                                                                                         14.18      90,979.55
                                                                                         14.75      86,373.62
                                                                                         16.82      32,857.05
SSGA Growth ETF Investment Division (Class B)....................................         9.89      21,585.81
                                                                                         11.11      14,597.72
                                                                                         10.69      19,725.38

                                         1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                        2012          10.69          12.10      25,036.59
                                                                        2013          12.10          14.05      21,988.88
                                                                        2014          14.05          14.57      18,672.08
                                                                        2015          14.57          14.00      18,759.70
                                                                        2016          14.00          14.72      20,766.22
                                                                        2017          14.72          17.32      19,816.06
T. Rowe Price Large Cap Growth Investment Division (Class B)........... 2013          16.79          21.17      28,289.83
                                                                        2014          21.17          22.66      31,851.53
                                                                        2015          22.66          24.63      51,043.02
                                                                        2016          24.63          24.60      42,072.13
                                                                        2017          24.60          32.30      33,427.80
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).......................... 2009           3.10           5.37      30,301.95
                                                                        2010           5.37           6.75      32,973.04
                                                                        2011           6.75           5.98      39,014.47
                                                                        2012           5.98           6.59      25,207.82
                                                                        2013           6.59           6.89           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............. 2009           5.06           8.14      22,577.55
                                                                        2010           8.14          10.22      27,581.73
                                                                        2011          10.22           9.89      31,667.89
                                                                        2012           9.89          11.06      32,106.37
                                                                        2013          11.06          14.86      33,000.88
                                                                        2014          14.86          16.48      32,795.16
                                                                        2015          16.48          17.29      32,419.84
                                                                        2016          17.29          18.07      25,790.81
                                                                        2017          18.07          22.17      22,475.48
T. Rowe Price Small Cap Growth Investment Division (Class B)........... 2009           8.41          13.22       5,176.45
                                                                        2010          13.22          17.51       8,609.71
                                                                        2011          17.51          17.47       7,151.98
                                                                        2012          17.47          19.92       8,349.10
                                                                        2013          19.92          28.25       9,951.21
                                                                        2014          28.25          29.64       8,609.31
                                                                        2015          29.64          29.87       9,656.41
                                                                        2016          29.87          32.76       9,039.15
                                                                        2017          32.76          39.48       8,535.38
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2002009          11.03          14.74       8,495.91
                                                                        2010          14.74          18.71       8,214.25
                                                                        2011          18.71          15.33       7,182.36
                                                                        2012          15.33          15.47       1,124.38
                                                                        2013          15.47          16.85         831.27
                                                                        2014          16.85          13.46         706.04
                                                                        2015          13.46           8.90         952.80
                                                                        2016           8.90          12.58         345.23
                                                                        2017          12.58          12.29         380.55
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2009          10.99          19.56      27,600.62
                                                                        2010          19.56          24.25      25,119.65
                                                                        2011          24.25          22.26      23,605.91
                                                                        2012          22.26          24.60           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2012          24.48          25.12      19,745.98
                                                                        2013          25.12          32.20      26,940.12
                                                                        2014          32.20          34.73      20,966.11
                                                                        2015          34.73          31.10      17,333.42
                                                                        2016          31.10          35.33      14,581.67
                                                                        2017          35.33          38.05      15,709.94
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)..................................................... 2016          28.42          29.43      30,415.65
                                                                        2017          29.43          31.24      29,520.41
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B)).................................................... 2009          15.44          20.12      29,870.90
                                                                        2010          20.12          22.36      45,596.25
                                                                        2011          22.36          22.97      97,182.64
                                                                        2012          22.97          25.52      41,561.26
                                                                        2013          25.52          27.11      35,958.54
                                                                        2014          27.11          27.95      35,235.14
                                                                        2015          27.95          26.89      32,574.98
                                                                        2016          26.89          27.69           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)..................................................... 2016          29.00          30.05      29,870.70
                                                                        2017          30.05          31.92      21,011.57

                                           1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.97          21.75       4,341.17
                                                                            2010          21.75          23.97      10,409.88
                                                                            2011          23.97          24.39      15,235.11
                                                                            2012          24.39          26.74      18,748.71
                                                                            2013          26.74          26.68      29,857.56
                                                                            2014          26.68          27.41      26,873.49
                                                                            2015          27.41          26.56      22,944.52
                                                                            2016          26.56          27.20           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          15.64          16.08      42,093.17
                                                                            2010          16.08          16.68      78,786.11
                                                                            2011          16.68          17.28      63,750.08
                                                                            2012          17.28          17.51      63,708.41
                                                                            2013          17.51          17.07      51,429.53
                                                                            2014          17.07          17.22      42,044.37
                                                                            2015          17.22          16.99      60,332.22
                                                                            2016          16.99          16.88      37,969.32
                                                                            2017          16.88          16.88      31,484.52





                                                                                         AT 1.90 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.86          24.29      27,842.07
                                                                                2010          24.29          29.18      27,636.95
                                                                                2011          29.18          23.15      28,516.35
                                                                                2012          23.15          26.84      23,609.19
                                                                                2013          26.84          33.78      20,507.66
                                                                                2014          33.78          33.85      18,950.66
                                                                                2015          33.85          33.30      15,053.64
                                                                                2016          33.30          33.36      14,185.36
                                                                                2017          33.36          41.21      11,429.85
American Funds Growth-Income Investment Division (Class 2)..................... 2009          55.73          83.63      10,789.21
                                                                                2010          83.63          91.43      13,486.73
                                                                                2011          91.43          88.07      10,554.48
                                                                                2012          88.07         101.52       9,249.29
                                                                                2013         101.52         132.98       9,593.01
                                                                                2014         132.98         144.35       8,261.54
                                                                                2015         144.35         143.69       7,771.04
                                                                                2016         143.69         157.23       6,802.44
                                                                                2017         157.23         188.81       5,494.94





                                     1.70 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.51
                                                                                 2014          11.49
                                                                                 2015          12.12
                                                                                 2016          11.99
                                                                                 2017          12.21
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.01
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.89
                                                                                 2011           9.81
                                                                                 2012           9.44
                                                                                 2013          10.53
                                                                                 2014          12.27
                                                                                 2015          12.80
                                                                                 2016          12.49



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.71      22,073.53
                                                                                        10.51     113,483.00
                                                                                        11.49     111,089.24
                                                                                        12.12      65,222.30
                                                                                        11.99      54,135.25
                                                                                        12.21      36,852.56
                                                                                        13.64      25,617.07
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03       4,304.23
                                                                                         1.01      32,442.47
                                                                                         1.01      47,955.86
                                                                                         1.15      36,058.67
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.89     869,855.14
                                                                                         9.81     818,146.78
                                                                                         9.44     690,630.79
                                                                                        10.53     522,800.24
                                                                                        12.27     385,100.94
                                                                                        12.80     164,044.58
                                                                                        12.49      90,546.27
                                                                                        13.24      85,856.24

                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2017          13.24
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.36
                                                                                 2011           9.33
                                                                                 2012           8.74
                                                                                 2013           9.98
                                                                                 2014          12.27
                                                                                 2015          12.84
                                                                                 2016          12.52
                                                                                 2017          13.42
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.84
                                                                                 2011           9.13
                                                                                 2012           8.56
                                                                                 2013           9.88
                                                                                 2014          12.61
                                                                                 2015          13.41
                                                                                 2016          14.04
                                                                                 2017          15.06
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.30
                                                                                 2011          10.05
                                                                                 2012           9.90
                                                                                 2013          10.79
                                                                                 2014          12.04
                                                                                 2015          12.56
                                                                                 2016          12.26
                                                                                 2017          12.89
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.58
                                                                                 2013          11.50
                                                                                 2014          10.92
                                                                                 2015          11.16
                                                                                 2016           9.93
                                                                                 2017          10.63
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.25
                                                                                 2010          12.16
                                                                                 2011          12.78
                                                                                 2012          10.03
                                                                                 2013          11.77
                                                                                 2014          13.33
                                                                                 2015          12.67
                                                                                 2016          12.18
                                                                                 2017          12.58
BlackRock Bond Income Investment Division (Class B)............................. 2009          42.17
                                                                                 2010          45.84
                                                                                 2011          48.70
                                                                                 2012          50.90
                                                                                 2013          53.68
                                                                                 2014          52.25
                                                                                 2015          54.86
                                                                                 2016          54.12
                                                                                 2017          54.73
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          17.22
                                                                                 2010          25.69
                                                                                 2011          30.18
                                                                                 2012          26.95
                                                                                 2013          30.23
                                                                                 2014          39.80
                                                                                 2015          42.50
                                                                                 2016          44.30
                                                                                 2017          43.49
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.54
                                                                                 2013          10.24
                                                                                 2014          11.11
                                                                                 2015          11.57
                                                                                 2016          11.36
                                                                                 2017          11.66
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................... 2009          22.11
                                                                                 2010          21.81
                                                                                 2011          21.45
                                                                                 2012          21.08



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        15.21      74,304.67
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.36   1,244,523.49
                                                                                         9.33   1,208,017.85
                                                                                         8.74   1,121,832.05
                                                                                         9.98     931,006.43
                                                                                        12.27     910,859.70
                                                                                        12.84     726,366.09
                                                                                        12.52     288,422.20
                                                                                        13.42      48,168.13
                                                                                        16.01      50,542.36
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.84      10,844.17
                                                                                         9.13      21,044.15
                                                                                         8.56     108,510.89
                                                                                         9.88     128,898.43
                                                                                        12.61      65,960.75
                                                                                        13.41      60,873.16
                                                                                        14.04      47,106.94
                                                                                        15.06      46,915.08
                                                                                        18.94      41,898.40
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.30   1,145,363.81
                                                                                        10.05   1,205,333.73
                                                                                         9.90   1,114,620.29
                                                                                        10.79     804,485.60
                                                                                        12.04     609,576.24
                                                                                        12.56     530,118.44
                                                                                        12.26     232,721.81
                                                                                        12.89     170,822.74
                                                                                        14.32     156,255.81
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.58      17,426.97
                                                                                        11.50     223,028.66
                                                                                        10.92     129,508.35
                                                                                        11.16      74,015.39
                                                                                         9.93      50,010.13
                                                                                        10.63      33,643.63
                                                                                        11.48      26,069.66
Baillie Gifford International Stock Investment Division (Class B)...............        12.16     301,283.60
                                                                                        12.78     268,890.23
                                                                                        10.03     212,082.93
                                                                                        11.77     135,547.35
                                                                                        13.33      66,198.46
                                                                                        12.67      38,210.53
                                                                                        12.18      21,835.06
                                                                                        12.58      14,348.11
                                                                                        16.69      11,229.24
BlackRock Bond Income Investment Division (Class B).............................        45.84     222,884.83
                                                                                        48.70     211,782.20
                                                                                        50.90     168,420.66
                                                                                        53.68     100,728.69
                                                                                        52.25      53,981.00
                                                                                        54.86      40,306.96
                                                                                        54.12      22,235.42
                                                                                        54.73      13,222.45
                                                                                        55.89      13,510.76
BlackRock Capital Appreciation Investment Division (Class B)....................        25.69     188,147.65
                                                                                        30.18     154,658.84
                                                                                        26.95     134,915.21
                                                                                        30.23      88,372.56
                                                                                        39.80      57,950.50
                                                                                        42.50      35,989.33
                                                                                        44.30      16,381.61
                                                                                        43.49       5,730.54
                                                                                        57.11       4,826.87
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)......................................................................         9.54      28,101.93
                                                                                        10.24     132,028.62
                                                                                        11.11     122,712.31
                                                                                        11.57      77,907.80
                                                                                        11.36      70,606.78
                                                                                        11.66      44,240.29
                                                                                        12.99      38,911.61
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))...........................        21.81     211,366.01
                                                                                        21.45     211,791.59
                                                                                        21.08     132,390.45
                                                                                        20.73      85,708.31

                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          20.73          20.38      32,356.36
                                                                               2014          20.38          20.03      22,500.47
                                                                               2015          20.03          19.70       3,935.63
                                                                               2016          19.70          19.39           0.00
                                                                               2017          19.39          19.18           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B)).................. 2009           6.28           9.72     313,709.18
                                                                               2010           9.72          11.05     316,081.56
                                                                               2011          11.05          11.97           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B))................... 2011          11.94          10.20     289,597.47
                                                                               2012          10.20          11.71     184,209.57
                                                                               2013          11.71          14.91     138,079.27
                                                                               2014          14.91          15.41      39,344.04
                                                                               2015          15.41          14.84       6,670.97
                                                                               2016          14.84          15.90       9,120.00
                                                                               2017          15.90          19.22       9,432.86
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B)).................... 2009           9.09          11.18   1,082,687.42
                                                                               2010          11.18          12.09   1,183,697.95
                                                                               2011          12.09          12.28   1,060,803.91
                                                                               2012          12.28          13.18     887,677.65
                                                                               2013          13.18          13.51     602,159.54
                                                                               2014          13.51          13.88     384,863.81
                                                                               2015          13.88          13.56     159,221.55
                                                                               2016          13.56          13.94      57,394.48
                                                                               2017          13.94          14.65      38,804.24
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.31          10.90   3,639,409.33
                                                                               2010          10.90          11.95   3,224,682.12
                                                                               2011          11.95          11.87   3,049,295.30
                                                                               2012          11.87          13.01   2,238,591.42
                                                                               2013          13.01          14.19   1,489,280.85
                                                                               2014          14.19          14.64     811,846.84
                                                                               2015          14.64          14.24     441,385.58
                                                                               2016          14.24          14.85     345,740.06
                                                                               2017          14.85          16.15     293,918.31
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.56          10.55   8,986,111.50
                                                                               2010          10.55          11.74   8,178,762.89
                                                                               2011          11.74          11.39   7,153,548.23
                                                                               2012          11.39          12.68   6,196,519.96
                                                                               2013          12.68          14.71   4,485,974.01
                                                                               2014          14.71          15.19   2,449,800.55
                                                                               2015          15.19          14.74     934,328.08
                                                                               2016          14.74          15.53     314,687.04
                                                                               2017          15.53          17.51     264,866.01
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.45          13.03     166,765.61
                                                                               2014          13.03          12.96           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.89          10.16   6,600,476.28
                                                                               2010          10.16          11.46   5,988,775.33
                                                                               2011          11.46          10.84   5,379,939.70
                                                                               2012          10.84          12.30   4,530,421.79
                                                                               2013          12.30          15.03   3,004,529.56
                                                                               2014          15.03          15.55   1,503,956.10
                                                                               2015          15.55          15.03     460,533.19
                                                                               2016          15.03          15.98     204,375.29
                                                                               2017          15.98          18.72     189,436.73
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.15           8.87     175,218.39
                                                                               2010           8.87           9.59     181,606.59
                                                                               2011           9.59           9.27     176,923.24
                                                                               2012           9.27          10.58     172,285.84
                                                                               2013          10.58          11.38           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.36      33,057.57
                                                                               2012           9.36          10.41     101,664.95
                                                                               2013          10.41          11.70     225,014.04
                                                                               2014          11.70          12.62     259,688.78

                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2015          12.62
                                                                                 2016          11.90
                                                                                 2017          12.67
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.40
                                                                                 2010          10.19
                                                                                 2011          12.39
                                                                                 2012           9.90
                                                                                 2013          11.58
                                                                                 2014          10.82
                                                                                 2015           9.94
                                                                                 2016           8.42
                                                                                 2017           9.23
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          15.35
                                                                                 2010          25.21
                                                                                 2011          28.44
                                                                                 2012          29.78
                                                                                 2013          32.67
                                                                                 2014          43.84
                                                                                 2015          43.82
                                                                                 2016          38.92
                                                                                 2017          46.93
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.31
                                                                                 2010          14.21
                                                                                 2011          17.13
                                                                                 2012          14.10
                                                                                 2013          16.35
                                                                                 2014          20.51
                                                                                 2015          18.81
                                                                                 2016          19.56
                                                                                 2017          20.35
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.20
                                                                                 2012          10.23
                                                                                 2013          10.79
                                                                                 2014          11.02
                                                                                 2015          10.91
                                                                                 2016          10.64
                                                                                 2017          11.43
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.74
                                                                                 2013          10.00
                                                                                 2014           9.94
                                                                                 2015           9.88
                                                                                 2016           9.65
                                                                                 2017           9.79
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.87
                                                                                 2011          12.13
                                                                                 2012          11.89
                                                                                 2013          13.36
                                                                                 2014          13.27
                                                                                 2015          13.20
                                                                                 2016          12.43
                                                                                 2017          12.33
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          17.66
                                                                                 2010          28.61
                                                                                 2011          31.43
                                                                                 2012          29.58
                                                                                 2013          32.75
                                                                                 2014          42.94
                                                                                 2015          46.58
                                                                                 2016          46.78
                                                                                 2017          49.24



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        11.90     125,931.02
                                                                                        12.67      93,029.51
                                                                                        14.75      74,492.51
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.19       1,063.11
                                                                                        12.39       5,315.41
                                                                                         9.90       6,735.36
                                                                                        11.58       6,758.03
                                                                                        10.82       7,962.52
                                                                                         9.94       5,945.58
                                                                                         8.42       6,520.98
                                                                                         9.23       5,612.50
                                                                                        11.65       1,900.99
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        25.21     223,645.47
                                                                                        28.44     202,186.24
                                                                                        29.78     129,478.03
                                                                                        32.67      53,003.37
                                                                                        43.84      32,335.67
                                                                                        43.82       9,886.63
                                                                                        38.92       5,162.42
                                                                                        46.93       5,016.53
                                                                                        51.93       4,109.36
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.21           0.00
                                                                                        17.13           0.00
                                                                                        14.10         469.41
                                                                                        16.35         474.97
                                                                                        20.51         428.28
                                                                                        18.81         554.99
                                                                                        19.56         535.18
                                                                                        20.35         511.24
                                                                                        26.10         473.99
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.20           0.00
                                                                                        10.23       4,699.89
                                                                                        10.79          17.74
                                                                                        11.02       2,859.51
                                                                                        10.91       6,922.22
                                                                                        10.64       6,897.58
                                                                                        11.43       8,034.79
                                                                                        11.65       9,683.69
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.74      19,294.14
                                                                                        10.00      14,036.23
                                                                                         9.94      76,608.50
                                                                                         9.88      50,603.67
                                                                                         9.65      26,338.94
                                                                                         9.79      14,333.44
                                                                                         9.75      14,881.67
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.87           0.00
                                                                                        12.13       2,317.61
                                                                                        11.89         320.99
                                                                                        13.36         320.66
                                                                                        13.27         366.18
                                                                                        13.20         371.75
                                                                                        12.43         382.12
                                                                                        12.33         394.98
                                                                                        12.14         447.06
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        28.61     597,878.96
                                                                                        31.43     558,016.26
                                                                                        29.58     422,176.75
                                                                                        32.75     252,061.83
                                                                                        42.94     121,485.96
                                                                                        46.58      52,348.18
                                                                                        46.78      16,255.27
                                                                                        49.24      13,456.79
                                                                                        57.51       7,849.83

                                 1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))........................................................................... 2009          38.22
                                                                                      2010          52.85
                                                                                      2011          58.43
                                                                                      2012          57.60
                                                                                      2013          64.22
                                                                                      2014          84.78
                                                                                      2015          94.61
                                                                                      2016          97.19
                                                                                      2017         103.46
Clarion Global Real Estate Investment Division (Class B)............................. 2009           6.60
                                                                                      2010          12.24
                                                                                      2011          13.97
                                                                                      2012          12.97
                                                                                      2013          16.07
                                                                                      2014          16.36
                                                                                      2015          18.21
                                                                                      2016          17.66
                                                                                      2017          17.51
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2009           4.17
                                                                                      2010           6.02
                                                                                      2011           7.33
                                                                                      2012           7.44
                                                                                      2013           8.67
                                                                                      2014          12.41
                                                                                      2015          14.51
                                                                                      2016          13.69
                                                                                      2017          13.82
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))...................... 2009          86.49
                                                                                      2010         132.60
                                                                                      2011         142.62
                                                                                      2012         129.64
                                                                                      2013         156.14
                                                                                      2014         197.69
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).... 2009           3.27
                                                                                      2010           5.48
                                                                                      2011           5.78
Frontier Mid Cap Growth Investment Division (Class B)................................ 2009          22.78
                                                                                      2010          37.10
                                                                                      2011          41.95
                                                                                      2012          39.90
                                                                                      2013          43.42
                                                                                      2014          56.54
                                                                                      2015          61.63
                                                                                      2016          62.17
                                                                                      2017          64.27
Harris Oakmark International Investment Division (Class B)........................... 2009           8.82
                                                                                      2010          16.95
                                                                                      2011          19.40
                                                                                      2012          16.35
                                                                                      2013          20.78
                                                                                      2014          26.66
                                                                                      2015          24.69
                                                                                      2016          23.18
                                                                                      2017          24.65
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                      2013           1.04
                                                                                      2014           1.04
                                                                                      2015           1.08
                                                                                      2016           1.02
                                                                                      2017           1.12
Invesco Small Cap Growth Investment Division (Class B)............................... 2009           8.16
                                                                                      2010          12.46
                                                                                      2011          15.46
                                                                                      2012          15.04
                                                                                      2013          17.48
                                                                                      2014          24.09
                                                                                      2015          25.56
                                                                                      2016          24.70
                                                                                      2017          27.06



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...........................................................................        52.85      42,519.16
                                                                                             58.43      40,747.38
                                                                                             57.60      33,670.67
                                                                                             64.22      20,167.00
                                                                                             84.78      11,360.72
                                                                                             94.61       8,228.92
                                                                                             97.19       3,316.23
                                                                                            103.46       1,419.33
                                                                                            124.04       2,637.29
Clarion Global Real Estate Investment Division (Class B).............................        12.24     926,949.89
                                                                                             13.97     787,792.03
                                                                                             12.97     590,151.12
                                                                                             16.07     333,318.97
                                                                                             16.36     147,654.54
                                                                                             18.21      66,880.39
                                                                                             17.66      35,213.01
                                                                                             17.51      25,529.58
                                                                                             19.07      20,290.72
ClearBridge Aggressive Growth Investment Division (Class B)..........................         6.02     129,670.93
                                                                                              7.33     132,040.29
                                                                                              7.44     251,646.93
                                                                                              8.67     177,177.38
                                                                                             12.41     153,210.77
                                                                                             14.51     408,679.75
                                                                                             13.69     161,861.16
                                                                                             13.82      89,506.47
                                                                                             16.09      69,734.68
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................       132.60     112,266.18
                                                                                            142.62      84,422.82
                                                                                            129.64      58,689.29
                                                                                            156.14      44,301.64
                                                                                            197.69      28,378.27
                                                                                            205.67           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....         5.48     133,249.29
                                                                                              5.78     149,399.49
                                                                                              6.14           0.00
Frontier Mid Cap Growth Investment Division (Class B)................................        37.10      78,531.15
                                                                                             41.95      70,414.69
                                                                                             39.90      56,216.66
                                                                                             43.42      39,600.24
                                                                                             56.54      24,125.83
                                                                                             61.63      12,756.09
                                                                                             62.17       4,938.94
                                                                                             64.27       1,727.81
                                                                                             78.95       1,566.76
Harris Oakmark International Investment Division (Class B)...........................        16.95     731,710.70
                                                                                             19.40     712,104.44
                                                                                             16.35     568,707.64
                                                                                             20.78     342,618.65
                                                                                             26.66     194,705.44
                                                                                             24.69      78,831.72
                                                                                             23.18      42,283.66
                                                                                             24.65      24,393.64
                                                                                             31.61      16,991.35
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........         1.04   1,573,105.13
                                                                                              1.04     959,479.72
                                                                                              1.08     577,042.67
                                                                                              1.02     488,641.89
                                                                                              1.12     187,406.23
                                                                                              1.21      84,676.79
Invesco Small Cap Growth Investment Division (Class B)...............................        12.46      73,627.85
                                                                                             15.46      60,530.15
                                                                                             15.04      50,847.28
                                                                                             17.48      33,799.64
                                                                                             24.09      18,951.70
                                                                                             25.56      12,045.14
                                                                                             24.70       5,233.51
                                                                                             27.06       2,508.98
                                                                                             33.35       2,413.48

                                         1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class B).......................... 2009           3.10           4.53     272,274.33
                                                                        2010           4.53           4.96     311,550.99
                                                                        2011           4.96           4.89     265,087.27
                                                                        2012           4.89           5.56     364,736.37
                                                                        2013           5.56           7.47     151,686.52
                                                                        2014           7.47           7.99      83,324.44
                                                                        2015           7.99           8.68      49,442.42
                                                                        2016           8.68           8.52      34,188.52
                                                                        2017           8.52          11.48      34,490.50
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................... 2009           4.84           7.59     290,429.06
                                                                        2010           7.59           8.16     228,899.19
                                                                        2011           8.16           7.91     171,418.41
                                                                        2012           7.91           8.89           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........... 2013          11.06          10.50       8,447.74
                                                                        2014          10.50          10.85       4,857.77
                                                                        2015          10.85          10.72       6,224.36
                                                                        2016          10.72          10.77       6,019.83
                                                                        2017          10.77          10.94       6,057.57
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................... 2009           8.85           9.84       4,996.01
                                                                        2010           9.84          10.27       7,160.26
                                                                        2011          10.27          10.68       6,558.91
                                                                        2012          10.68          11.02       8,477.33
                                                                        2013          11.02          10.99           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................ 2012           1.01           1.04     985,411.83
                                                                        2013           1.04           1.14     982,469.48
                                                                        2014           1.14           1.20     507,926.94
                                                                        2015           1.20           1.19     480,740.59
                                                                        2016           1.19           1.20     354,407.15
                                                                        2017           1.20           1.38     305,792.45
JPMorgan Small Cap Value Investment Division (Class B)................. 2009           7.70          12.32           0.00
                                                                        2010          12.32          14.45       1,096.57
                                                                        2011          14.45          12.73       2,338.65
                                                                        2012          12.73          14.44       2,185.08
                                                                        2013          14.44          18.87       1,682.14
                                                                        2014          18.87          19.36         965.58
                                                                        2015          19.36          17.62       1,203.79
                                                                        2016          17.62          22.61       1,609.39
                                                                        2017          22.61          22.96       1,640.31
Loomis Sayles Global Markets Investment Division (Class B)............. 2009           7.18          10.72           0.00
                                                                        2010          10.72          12.86       3,256.71
                                                                        2011          12.86          12.45       8,845.77
                                                                        2012          12.45          14.32      11,454.45
                                                                        2013          14.32          16.49      54,090.20
                                                                        2014          16.49          16.77      40,788.65
                                                                        2015          16.77          16.69      14,481.09
                                                                        2016          16.69          17.19      11,842.39
                                                                        2017          17.19          20.79       8,548.68
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))..................... 2009           7.47          10.01     133,239.70
                                                                        2010          10.01          11.01     143,548.29
                                                                        2011          11.01          11.05     176,890.14
                                                                        2012          11.05          12.22     140,691.56
                                                                        2013          12.22          12.75           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)............. 2009          17.89          27.17     158,982.65
                                                                        2010          27.17          33.99     138,249.17
                                                                        2011          33.99          33.53     100,455.61
                                                                        2012          33.53          37.66      68,799.12
                                                                        2013          37.66          52.10      34,433.06
                                                                        2014          52.10          53.01      14,176.27
                                                                        2015          53.01          51.21       4,498.57
                                                                        2016          51.21          59.90       2,936.08
                                                                        2017          59.90          67.70       3,167.53
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))........... 2009          13.83          14.40   2,989,033.63
                                                                        2010          14.40          14.97   2,779,607.23
                                                                        2011          14.97          15.79   2,047,871.67
                                                                        2012          15.79          16.08   1,160,811.31
                                                                        2013          16.08          15.41     717,129.55
                                                                        2014          15.41          15.98     365,493.21
                                                                        2015          15.98          15.72     161,744.10
                                                                        2016          15.72          15.79      70,904.50
                                                                        2017          15.79          15.98      71,770.85

                                 1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.42
                                                                                      2010          13.61
                                                                                      2011          16.86
                                                                                      2012          16.21
                                                                                      2013          18.70
                                                                                      2014          24.42
                                                                                      2015          26.23
                                                                                      2016          25.11
                                                                                      2017          29.66
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.29
                                                                                      2010          11.64
                                                                                      2011          12.35
                                                                                      2012          10.60
                                                                                      2013          12.30
                                                                                      2014          14.70
                                                                                      2015          13.55
                                                                                      2016          13.15
                                                                                      2017          13.06
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.20
                                                                                      2016           1.17
                                                                                      2017           1.20
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.94
                                                                                      2010          13.97
                                                                                      2011          17.38
                                                                                      2012          16.36
                                                                                      2013          18.66
                                                                                      2014          25.36
                                                                                      2015          26.12
                                                                                      2016          24.53
                                                                                      2017          29.17
MetLife Stock Index Investment Division (Class B).................................... 2009          21.45
                                                                                      2010          32.20
                                                                                      2011          36.24
                                                                                      2012          36.22
                                                                                      2013          41.10
                                                                                      2014          53.21
                                                                                      2015          59.17
                                                                                      2016          58.70
                                                                                      2017          64.28
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.42
                                                                                      2010          10.04
                                                                                      2011          10.75
                                                                                      2012          10.79
                                                                                      2013          12.08
                                                                                      2014          15.65
                                                                                      2015          16.88
                                                                                      2016          15.57
                                                                                      2017          18.08
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.89
                                                                                      2010          12.85
                                                                                      2011          14.08
                                                                                      2012          12.36
                                                                                      2013          14.18
                                                                                      2014          16.63
                                                                                      2015          15.21
                                                                                      2016          14.69
                                                                                      2017          14.31
MFS(Reg. TM) Total Return Investment Division (Class B).............................. 2009          29.37
                                                                                      2010          38.34
                                                                                      2011          41.38
                                                                                      2012          41.57
                                                                                      2013          45.48
                                                                                      2014          53.08
                                                                                      2015          56.55
                                                                                      2016          55.38
                                                                                      2017          59.30
MFS(Reg. TM) Value Investment Division (Class B)..................................... 2009           7.23
                                                                                      2010          10.49
                                                                                      2011          11.47
                                                                                      2012          11.35



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.61     779,815.38
                                                                                             16.86     668,440.65
                                                                                             16.21     516,917.97
                                                                                             18.70     295,786.90
                                                                                             24.42     163,540.78
                                                                                             26.23      82,674.32
                                                                                             25.11      38,230.63
                                                                                             29.66      20,224.75
                                                                                             33.72      13,776.60
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.64   1,410,760.29
                                                                                             12.35   1,345,440.92
                                                                                             10.60   1,113,726.53
                                                                                             12.30     651,851.98
                                                                                             14.70     359,521.98
                                                                                             13.55     197,022.51
                                                                                             13.15      72,233.03
                                                                                             13.06      37,349.10
                                                                                             16.00      32,968.24
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12     168,917.77
                                                                                              1.20     393,282.89
                                                                                              1.17     884,068.63
                                                                                              1.20     341,271.72
                                                                                              1.36     116,597.78
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.97     532,783.70
                                                                                             17.38     465,598.44
                                                                                             16.36     352,163.58
                                                                                             18.66     190,449.09
                                                                                             25.36     100,173.54
                                                                                             26.12      42,190.53
                                                                                             24.53      20,726.98
                                                                                             29.17       9,636.95
                                                                                             32.81       8,661.43
MetLife Stock Index Investment Division (Class B)....................................        32.20   1,814,584.61
                                                                                             36.24   1,671,477.38
                                                                                             36.22   1,245,019.27
                                                                                             41.10     668,960.47
                                                                                             53.21     356,058.57
                                                                                             59.17     186,299.45
                                                                                             58.70      90,525.62
                                                                                             64.28      43,048.42
                                                                                             76.62      28,367.91
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.04     684,291.55
                                                                                             10.75     640,457.24
                                                                                             10.79     439,855.08
                                                                                             12.08     313,028.59
                                                                                             15.65     188,274.33
                                                                                             16.88     102,594.06
                                                                                             15.57      24,554.56
                                                                                             18.08      17,754.24
                                                                                             19.09      16,247.09
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.85     625,532.66
                                                                                             14.08     490,362.55
                                                                                             12.36     346,186.10
                                                                                             14.18     236,632.71
                                                                                             16.63     134,083.05
                                                                                             15.21      73,605.70
                                                                                             14.69      22,499.44
                                                                                             14.31      11,767.41
                                                                                             18.04       6,702.67
MFS(Reg. TM) Total Return Investment Division (Class B)..............................        38.34     109,408.46
                                                                                             41.38      87,465.14
                                                                                             41.57      54,926.07
                                                                                             45.48      31,372.88
                                                                                             53.08      23,627.07
                                                                                             56.55      13,420.40
                                                                                             55.38       8,106.18
                                                                                             59.30       5,323.26
                                                                                             65.40       6,116.74
MFS(Reg. TM) Value Investment Division (Class B).....................................        10.49     549,389.91
                                                                                             11.47     536,957.19
                                                                                             11.35     334,795.09
                                                                                             12.98     193,001.23

                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          12.98
                                                                                  2014          17.28
                                                                                  2015          18.78
                                                                                  2016          18.40
                                                                                  2017          20.64
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.57
                                                                                  2010           8.08
                                                                                  2011           8.82
                                                                                  2012           8.63
                                                                                  2013           9.66
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.37
                                                                                  2011          14.34
                                                                                  2012          13.12
                                                                                  2013          14.10
                                                                                  2014          19.27
                                                                                  2015          19.14
                                                                                  2016          17.87
                                                                                  2017          16.08
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.08
                                                                                  2010          11.33
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.47
                                                                                  2011          15.83
                                                                                  2012          16.42
                                                                                  2013          17.71
                                                                                  2014          24.07
                                                                                  2015          23.59
                                                                                  2016          23.28
                                                                                  2017          27.10
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.96
                                                                                  2010          12.55
                                                                                  2011          15.16
                                                                                  2012          14.12
                                                                                  2013          14.61
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.65
                                                                                  2010          15.72
                                                                                  2011          17.92
                                                                                  2012          16.14
                                                                                  2013          19.22
                                                                                  2014          24.02
                                                                                  2015          24.12
                                                                                  2016          24.65
                                                                                  2017          24.29
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.54
                                                                                  2011           9.04
                                                                                  2012           8.28
                                                                                  2013           9.94
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.96
                                                                                  2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.31
                                                                                  2010          12.70
                                                                                  2011          13.46
                                                                                  2012          14.71
                                                                                  2013          15.78
                                                                                  2014          14.07
                                                                                  2015          14.24
                                                                                  2016          13.56
                                                                                  2017          14.00
PIMCO Total Return Investment Division (Class B)................................. 2009          12.77
                                                                                  2010          14.95
                                                                                  2011          15.90
                                                                                  2012          16.13
                                                                                  2013          17.32
                                                                                  2014          16.71
                                                                                  2015          17.11
                                                                                  2016          16.82
                                                                                  2017          16.97
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.73



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         17.28     195,661.30
                                                                                         18.78     101,103.96
                                                                                         18.40      46,059.15
                                                                                         20.64      38,384.30
                                                                                         23.86      22,715.13
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.08      67,025.87
                                                                                          8.82      80,339.99
                                                                                          8.63      75,652.87
                                                                                          9.66      54,433.05
                                                                                         10.57           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.34     230,651.94
                                                                                         13.12     149,387.78
                                                                                         14.10     105,930.46
                                                                                         19.27      49,616.52
                                                                                         19.14      29,824.59
                                                                                         17.87      17,202.72
                                                                                         16.08      11,338.33
                                                                                         22.12      12,691.15
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.33     232,422.73
                                                                                         12.25           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.83     378,764.16
                                                                                         16.42     216,512.39
                                                                                         17.71      68,808.14
                                                                                         24.07      60,773.35
                                                                                         23.59      27,480.22
                                                                                         23.28      15,465.97
                                                                                         27.10      14,727.47
                                                                                         30.77      12,851.79
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.55     125,031.77
                                                                                         15.16     116,809.60
                                                                                         14.12      84,642.29
                                                                                         14.61      54,586.62
                                                                                         15.83           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.72     222,415.71
                                                                                         17.92     251,014.54
                                                                                         16.14     182,740.84
                                                                                         19.22     138,424.65
                                                                                         24.02      79,536.63
                                                                                         24.12      41,134.89
                                                                                         24.65      15,659.75
                                                                                         24.29       9,364.22
                                                                                         32.66      12,543.67
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.54      33,984.78
                                                                                          9.04      46,013.11
                                                                                          8.28      39,722.38
                                                                                          9.94      38,155.90
                                                                                         10.56           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03       4,286.89
                                                                                          0.96      46,598.22
                                                                                          1.04      19,444.04
                                                                                          1.16      61,954.63
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.70   1,110,381.27
                                                                                         13.46     963,131.83
                                                                                         14.71     757,531.33
                                                                                         15.78     566,761.97
                                                                                         14.07     362,620.81
                                                                                         14.24     230,457.18
                                                                                         13.56     105,451.59
                                                                                         14.00      77,670.79
                                                                                         14.24      52,078.10
PIMCO Total Return Investment Division (Class B).................................        14.95   1,549,998.52
                                                                                         15.90   1,632,065.48
                                                                                         16.13   1,199,554.25
                                                                                         17.32     765,903.42
                                                                                         16.71     418,754.92
                                                                                         17.11     231,519.92
                                                                                         16.82     108,951.23
                                                                                         16.97      72,772.58
                                                                                         17.44      54,664.37
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.73       5,768.85
                                                                                         10.88     104,850.43

                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.88          10.21     104,268.97
                                                                               2014          10.21          10.80      71,003.20
                                                                               2015          10.80          10.66      40,129.24
                                                                               2016          10.66          10.62      21,786.63
                                                                               2017          10.62          10.71      15,923.69
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     228,265.43
                                                                               2013           1.06           1.15     272,044.50
                                                                               2014           1.15           1.22     159,394.32
                                                                               2015           1.22           1.19     196,670.85
                                                                               2016           1.19           1.23     127,919.75
                                                                               2017           1.23           1.39     106,163.65
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.73       6,873.72
                                                                               2014          10.73          11.46       4,193.86
                                                                               2015          11.46          11.12      20,329.51
                                                                               2016          11.12          11.43       9,564.68
                                                                               2017          11.43          13.09      23,256.14
SSGA Growth and Income ETF Investment Division (Class B)...................... 2009           7.39          10.42     393,719.43
                                                                               2010          10.42          11.50     852,972.08
                                                                               2011          11.50          11.42     802,882.00
                                                                               2012          11.42          12.67     624,066.59
                                                                               2013          12.67          14.07     344,615.38
                                                                               2014          14.07          14.64     218,974.76
                                                                               2015          14.64          14.11     108,503.98
                                                                               2016          14.11          14.67      77,353.37
                                                                               2017          14.67          16.71      35,703.56
SSGA Growth ETF Investment Division (Class B)................................. 2009           6.53           9.87     102,646.82
                                                                               2010           9.87          11.08     180,551.76
                                                                               2011          11.08          10.66     150,488.40
                                                                               2012          10.66          12.06     109,867.55
                                                                               2013          12.06          14.00      84,749.84
                                                                               2014          14.00          14.50      56,950.22
                                                                               2015          14.50          13.93      21,241.50
                                                                               2016          13.93          14.63       7,402.51
                                                                               2017          14.63          17.21      12,088.16
T. Rowe Price Large Cap Growth Investment Division (Class B).................. 2013          16.67          21.01     210,410.45
                                                                               2014          21.01          22.48     110,144.47
                                                                               2015          22.48          24.42      43,831.28
                                                                               2016          24.42          24.38      25,969.48
                                                                               2017          24.38          32.00      20,412.54
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))................................. 2009           3.09           5.35     884,140.78
                                                                               2010           5.35           6.71     791,642.65
                                                                               2011           6.71           5.95     656,456.55
                                                                               2012           5.95           6.56     375,174.75
                                                                               2013           6.56           6.85           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................... 2009           5.04           8.10     964,784.27
                                                                               2010           8.10          10.17     912,701.94
                                                                               2011          10.17           9.83     715,781.96
                                                                               2012           9.83          10.99     481,721.39
                                                                               2013          10.99          14.76     296,056.46
                                                                               2014          14.76          16.37     176,996.27
                                                                               2015          16.37          17.16      78,848.82
                                                                               2016          17.16          17.92      50,945.68
                                                                               2017          17.92          21.98      41,209.67
T. Rowe Price Small Cap Growth Investment Division (Class B).................. 2009           8.36          13.13     175,810.58
                                                                               2010          13.13          17.39     196,651.13
                                                                               2011          17.39          17.34     169,744.18
                                                                               2012          17.34          19.76     110,211.97
                                                                               2013          19.76          28.02      68,771.11
                                                                               2014          28.02          29.37      44,349.09
                                                                               2015          29.37          29.59      24,478.09
                                                                               2016          29.59          32.43      15,940.05
                                                                               2017          32.43          39.08      17,021.28
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).... 2009          11.03          14.73           0.00
                                                                               2010          14.73          18.69       1,015.78
                                                                               2011          18.69          15.31       3,173.04
                                                                               2012          15.31          15.44       3,357.28
                                                                               2013          15.44          16.81       3,179.01
                                                                               2014          16.81          13.41       3,956.75
                                                                               2015          13.41           8.87       4,792.26
                                                                               2016           8.87          12.53       3,366.70
                                                                               2017          12.53          12.23       3,728.58

                                           1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2009          10.94          19.45     738,216.07
                                                                            2010          19.45          24.11     706,710.32
                                                                            2011          24.11          22.12     513,179.82
                                                                            2012          22.12          24.44           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2012          24.32          24.95     268,864.60
                                                                            2013          24.95          31.96     126,575.87
                                                                            2014          31.96          34.45      45,960.63
                                                                            2015          34.45          30.83      20,229.65
                                                                            2016          30.83          35.01      14,240.21
                                                                            2017          35.01          37.68      11,914.37
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)......................................................... 2016          28.11          29.10      33,692.39
                                                                            2017          29.10          30.88      27,492.86
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))........................................................ 2009          15.34          19.98     494,089.65
                                                                            2010          19.98          22.19     462,448.39
                                                                            2011          22.19          22.79     335,826.21
                                                                            2012          22.79          25.31     208,246.14
                                                                            2013          25.31          26.87     118,851.81
                                                                            2014          26.87          27.69      63,370.42
                                                                            2015          27.69          26.63      34,505.36
                                                                            2016          26.63          27.41           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)......................................................... 2016          28.69          29.72      13,218.37
                                                                            2017          29.72          31.55      12,652.27
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.85          21.58         398.85
                                                                            2010          21.58          23.77       3,689.47
                                                                            2011          23.77          24.18       5,288.97
                                                                            2012          24.18          26.50       7,236.25
                                                                            2013          26.50          26.42       5,811.74
                                                                            2014          26.42          27.13       5,805.75
                                                                            2015          27.13          26.28       6,661.60
                                                                            2016          26.28          26.90           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          15.53          15.96     515,974.90
                                                                            2010          15.96          16.55     464,341.87
                                                                            2011          16.55          17.13     337,356.88
                                                                            2012          17.13          17.35     172,118.84
                                                                            2013          17.35          16.90      89,147.03
                                                                            2014          16.90          17.04      60,550.26
                                                                            2015          17.04          16.81      44,935.38
                                                                            2016          16.81          16.69      36,428.53
                                                                            2017          16.69          16.69      31,898.50





                                                                                         AT 1.95 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.79          24.15     816,662.29
                                                                                2010          24.15          29.00     755,027.85
                                                                                2011          29.00          22.99     555,102.58
                                                                                2012          22.99          26.64     340,259.51
                                                                                2013          26.64          33.52     182,666.67
                                                                                2014          33.52          33.57      87,027.54
                                                                                2015          33.57          33.01      33,540.33
                                                                                2016          33.01          33.05      18,024.45
                                                                                2017          33.05          40.81      14,981.73
American Funds Growth-Income Investment Division (Class 2)..................... 2009          55.04          82.55     305,376.46
                                                                                2010          82.55          90.21     291,739.97
                                                                                2011          90.21          86.85     211,540.78
                                                                                2012          86.85         100.06     118,218.96
                                                                                2013         100.06         131.00      62,145.07
                                                                                2014         131.00         142.13      32,269.69
                                                                                2015         142.13         141.42      15,357.17
                                                                                2016         141.42         154.67       8,841.55
                                                                                2017         154.67         185.64       6,354.05

                                     1.75 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.50
                                                                                 2014          11.47
                                                                                 2015          12.10
                                                                                 2016          11.96
                                                                                 2017          12.17
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.88
                                                                                 2011           9.79
                                                                                 2012           9.42
                                                                                 2013          10.51
                                                                                 2014          12.24
                                                                                 2015          12.75
                                                                                 2016          12.44
                                                                                 2017          13.18
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.35
                                                                                 2011           9.31
                                                                                 2012           8.72
                                                                                 2013           9.95
                                                                                 2014          12.24
                                                                                 2015          12.79
                                                                                 2016          12.48
                                                                                 2017          13.36
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.84
                                                                                 2011           9.11
                                                                                 2012           8.54
                                                                                 2013           9.86
                                                                                 2014          12.57
                                                                                 2015          13.36
                                                                                 2016          13.99
                                                                                 2017          14.99
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.29
                                                                                 2011          10.04
                                                                                 2012           9.88
                                                                                 2013          10.76
                                                                                 2014          12.00
                                                                                 2015          12.52
                                                                                 2016          12.21
                                                                                 2017          12.84
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.57
                                                                                 2013          11.49
                                                                                 2014          10.90
                                                                                 2015          11.14
                                                                                 2016           9.90
                                                                                 2017          10.60
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.18
                                                                                 2010          12.05
                                                                                 2011          12.65
                                                                                 2012           9.93
                                                                                 2013          11.65
                                                                                 2014          13.18
                                                                                 2015          12.52
                                                                                 2016          12.03
                                                                                 2017          12.42
BlackRock Bond Income Investment Division (Class B)............................. 2009          41.64
                                                                                 2010          45.24
                                                                                 2011          48.04
                                                                                 2012          50.18
                                                                                 2013          52.90
                                                                                 2014          51.46
                                                                                 2015          54.01
                                                                                 2016          53.25
                                                                                 2017          53.83
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          17.10
                                                                                 2010          25.50



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.71           0.00
                                                                                        10.50       1,506.50
                                                                                        11.47       1,355.73
                                                                                        12.10       1,213.34
                                                                                        11.96           0.00
                                                                                        12.17           0.00
                                                                                        13.59           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
                                                                                         1.01           0.00
                                                                                         1.14           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.88      83,052.66
                                                                                         9.79      77,894.11
                                                                                         9.42      76,930.92
                                                                                        10.51       5,279.00
                                                                                        12.24       7,066.48
                                                                                        12.75      10,413.56
                                                                                        12.44       8,965.16
                                                                                        13.18       3,903.70
                                                                                        15.14       9,609.21
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.35      97,237.85
                                                                                         9.31     101,542.91
                                                                                         8.72      65,253.51
                                                                                         9.95      64,206.73
                                                                                        12.24      63,466.82
                                                                                        12.79      60,878.93
                                                                                        12.48      57,061.39
                                                                                        13.36      53,352.06
                                                                                        15.93      77,202.15
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.84           0.00
                                                                                         9.11       1,223.69
                                                                                         8.54       5,904.77
                                                                                         9.86       5,923.87
                                                                                        12.57       5,386.58
                                                                                        13.36       5,189.30
                                                                                        13.99       1,480.95
                                                                                        14.99       1,452.02
                                                                                        18.85       1,411.27
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.29      37,245.58
                                                                                        10.04      39,837.74
                                                                                         9.88      44,954.67
                                                                                        10.76      38,365.83
                                                                                        12.00      35,221.04
                                                                                        12.52      19,682.86
                                                                                        12.21      19,612.57
                                                                                        12.84      16,537.66
                                                                                        14.25      16,459.35
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57           0.00
                                                                                        11.49       4,341.85
                                                                                        10.90       4,204.44
                                                                                        11.14       1,105.80
                                                                                         9.90           0.00
                                                                                        10.60           0.00
                                                                                        11.44           0.00
Baillie Gifford International Stock Investment Division (Class B)...............        12.05         266.18
                                                                                        12.65         790.52
                                                                                         9.93       4,102.42
                                                                                        11.65       3,963.75
                                                                                        13.18       3,879.41
                                                                                        12.52       4,046.52
                                                                                        12.03         173.99
                                                                                        12.42         164.68
                                                                                        16.47         155.62
BlackRock Bond Income Investment Division (Class B).............................        45.24           0.00
                                                                                        48.04         598.77
                                                                                        50.18       1,042.77
                                                                                        52.90       1,069.87
                                                                                        51.46       1,057.68
                                                                                        54.01       1,068.43
                                                                                        53.25         157.98
                                                                                        53.83         162.51
                                                                                        54.93         178.87
BlackRock Capital Appreciation Investment Division (Class B)....................        25.50       4,416.46
                                                                                        29.94       3,363.97

                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2011          29.94          26.72       4,297.62
                                                                              2012          26.72          29.95       3,477.78
                                                                              2013          29.95          39.42       2,585.99
                                                                              2014          39.42          42.08       2,298.35
                                                                              2015          42.08          43.83       2,325.36
                                                                              2016          43.83          43.01       2,287.69
                                                                              2017          43.01          56.45       1,822.11
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.54           0.00
                                                                              2012           9.54          10.23      24,066.00
                                                                              2013          10.23          11.09       4,040.50
                                                                              2014          11.09          11.54       3,913.57
                                                                              2015          11.54          11.33       3,157.27
                                                                              2016          11.33          11.63       3,025.53
                                                                              2017          11.63          12.95           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          21.83          21.53           0.00
                                                                              2010          21.53          21.15           0.00
                                                                              2011          21.15          20.79           0.00
                                                                              2012          20.79          20.42           0.00
                                                                              2013          20.42          20.07           0.00
                                                                              2014          20.07          19.72           0.00
                                                                              2015          19.72          19.38           0.00
                                                                              2016          19.38          19.07           0.00
                                                                              2017          19.07          18.85           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.27           9.69           0.00
                                                                              2010           9.69          11.02           0.16
                                                                              2011          11.02          11.94           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.90          10.17           0.00
                                                                              2012          10.17          11.67           0.00
                                                                              2013          11.67          14.85           0.00
                                                                              2014          14.85          15.33           0.00
                                                                              2015          15.33          14.76           0.00
                                                                              2016          14.76          15.81           0.00
                                                                              2017          15.81          19.10           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.07          11.15       4,435.17
                                                                              2010          11.15          12.06       5,075.63
                                                                              2011          12.06          12.24       4,740.14
                                                                              2012          12.24          13.13       4,738.05
                                                                              2013          13.13          13.45       7,222.41
                                                                              2014          13.45          13.81       4,734.33
                                                                              2015          13.81          13.49       6,475.62
                                                                              2016          13.49          13.86       5,601.03
                                                                              2017          13.86          14.56       4,728.75
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.30          10.87      39,230.81
                                                                              2010          10.87          11.92      33,827.57
                                                                              2011          11.92          11.83      31,656.67
                                                                              2012          11.83          12.96      35,897.58
                                                                              2013          12.96          14.13      47,826.99
                                                                              2014          14.13          14.57      45,893.40
                                                                              2015          14.57          14.16      35,427.41
                                                                              2016          14.16          14.76      34,138.26
                                                                              2017          14.76          16.05      27,157.47
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))................... 2009           7.55          10.53     126,156.77
                                                                              2010          10.53          11.71     131,067.79
                                                                              2011          11.71          11.35     138,581.05
                                                                              2012          11.35          12.63     145,923.16
                                                                              2013          12.63          14.64     151,323.36
                                                                              2014          14.64          15.12     140,345.65
                                                                              2015          15.12          14.67     134,655.43
                                                                              2016          14.67          15.44     116,859.27
                                                                              2017          15.44          17.40      27,885.62
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)........... 2013          11.42          12.99           0.00
                                                                              2014          12.99          12.92           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))................... 2009           6.87          10.14      76,595.92
                                                                              2010          10.14          11.43      63,428.61

                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          11.43
                                                                                 2012          10.80
                                                                                 2013          12.25
                                                                                 2014          14.96
                                                                                 2015          15.47
                                                                                 2016          14.95
                                                                                 2017          15.88
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................ 2009           6.15
                                                                                 2010           8.86
                                                                                 2011           9.58
                                                                                 2012           9.25
                                                                                 2013          10.55
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................... 2011           9.99
                                                                                 2012           9.36
                                                                                 2013          10.40
                                                                                 2014          11.69
                                                                                 2015          12.59
                                                                                 2016          11.87
                                                                                 2017          12.64
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.39
                                                                                 2010          10.17
                                                                                 2011          12.36
                                                                                 2012           9.88
                                                                                 2013          11.54
                                                                                 2014          10.77
                                                                                 2015           9.90
                                                                                 2016           8.38
                                                                                 2017           9.18
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          15.23
                                                                                 2010          25.00
                                                                                 2011          28.19
                                                                                 2012          29.50
                                                                                 2013          32.35
                                                                                 2014          43.39
                                                                                 2015          43.35
                                                                                 2016          38.48
                                                                                 2017          46.38
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.31
                                                                                 2010          14.20
                                                                                 2011          17.11
                                                                                 2012          14.08
                                                                                 2013          16.31
                                                                                 2014          20.45
                                                                                 2015          18.75
                                                                                 2016          19.49
                                                                                 2017          20.27
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.19
                                                                                 2012          10.22
                                                                                 2013          10.78
                                                                                 2014          11.00
                                                                                 2015          10.88
                                                                                 2016          10.61
                                                                                 2017          11.39
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.74
                                                                                 2013           9.99
                                                                                 2014           9.93
                                                                                 2015           9.86
                                                                                 2016           9.63
                                                                                 2017           9.76
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        10.80      52,642.71
                                                                                        12.25      53,414.87
                                                                                        14.96      54,249.98
                                                                                        15.47      59,233.89
                                                                                        14.95      56,021.71
                                                                                        15.88      55,385.75
                                                                                        18.60      67,950.72
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................         8.86           0.00
                                                                                         9.58           0.00
                                                                                         9.25           0.00
                                                                                        10.55           0.00
                                                                                        11.35           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))....................................         9.36           0.00
                                                                                        10.40       1,522.78
                                                                                        11.69      37,846.68
                                                                                        12.59      36,853.54
                                                                                        11.87      37,704.40
                                                                                        12.64      35,614.35
                                                                                        14.70      66,176.10
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.17           0.00
                                                                                        12.36         283.40
                                                                                         9.88       2,281.54
                                                                                        11.54       2,399.17
                                                                                        10.77       2,626.17
                                                                                         9.90       2,797.78
                                                                                         8.38         449.12
                                                                                         9.18         446.47
                                                                                        11.58         444.12
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        25.00           0.00
                                                                                        28.19           0.00
                                                                                        29.50           0.00
                                                                                        32.35           0.00
                                                                                        43.39           0.00
                                                                                        43.35           0.00
                                                                                        38.48           0.00
                                                                                        46.38           0.00
                                                                                        51.29           0.00
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.20           0.00
                                                                                        17.11           0.00
                                                                                        14.08           0.00
                                                                                        16.31           0.00
                                                                                        20.45           0.00
                                                                                        18.75           0.00
                                                                                        19.49           0.00
                                                                                        20.27           0.00
                                                                                        25.98           0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.19           0.00
                                                                                        10.22           0.00
                                                                                        10.78           0.00
                                                                                        11.00           0.00
                                                                                        10.88           0.00
                                                                                        10.61           0.00
                                                                                        11.39           0.00
                                                                                        11.60           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.74           0.00
                                                                                         9.99           0.00
                                                                                         9.93           0.00
                                                                                         9.86           0.00
                                                                                         9.63           0.00
                                                                                         9.76           0.00
                                                                                         9.72           0.00
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.87           0.00

                                   1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2010          10.87
                                                                                         2011          12.12
                                                                                         2012          11.88
                                                                                         2013          13.34
                                                                                         2014          13.24
                                                                                         2015          13.16
                                                                                         2016          12.39
                                                                                         2017          12.28
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))..................................................................... 2009          17.53
                                                                                         2010          28.40
                                                                                         2011          31.17
                                                                                         2012          29.33
                                                                                         2013          32.45
                                                                                         2014          42.53
                                                                                         2015          46.12
                                                                                         2016          46.29
                                                                                         2017          48.69
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B)).............................................................................. 2009          37.73
                                                                                         2010          52.15
                                                                                         2011          57.63
                                                                                         2012          56.78
                                                                                         2013          63.27
                                                                                         2014          83.49
                                                                                         2015          93.13
                                                                                         2016          95.62
                                                                                         2017         101.74
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.59
                                                                                         2010          12.21
                                                                                         2011          13.93
                                                                                         2012          12.92
                                                                                         2013          16.00
                                                                                         2014          16.28
                                                                                         2015          18.12
                                                                                         2016          17.55
                                                                                         2017          17.40
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.16
                                                                                         2010           6.00
                                                                                         2011           7.29
                                                                                         2012           7.40
                                                                                         2013           8.62
                                                                                         2014          12.33
                                                                                         2015          14.41
                                                                                         2016          13.59
                                                                                         2017          13.71
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          85.33
                                                                                         2010         130.77
                                                                                         2011         140.58
                                                                                         2012         127.72
                                                                                         2013         153.75
                                                                                         2014         194.57
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.25
                                                                                         2010           5.45
                                                                                         2011           5.75
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          22.54
                                                                                         2010          36.70
                                                                                         2011          41.47
                                                                                         2012          39.43
                                                                                         2013          42.89
                                                                                         2014          55.81
                                                                                         2015          60.81
                                                                                         2016          61.31
                                                                                         2017          63.36
Harris Oakmark International Investment Division (Class B).............................. 2009           8.79
                                                                                         2010          16.88
                                                                                         2011          19.31
                                                                                         2012          16.27
                                                                                         2013          20.66



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                12.12           0.00
                                                                                                11.88           0.00
                                                                                                13.34           0.00
                                                                                                13.24           0.00
                                                                                                13.16           0.00
                                                                                                12.39           0.00
                                                                                                12.28           0.00
                                                                                                12.09           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).....................................................................        28.40         490.13
                                                                                                31.17         585.64
                                                                                                29.33         551.92
                                                                                                32.45         490.79
                                                                                                42.53         444.65
                                                                                                46.12         415.28
                                                                                                46.29         396.64
                                                                                                48.69         375.71
                                                                                                56.85         356.91
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))..............................................................................        52.15           0.00
                                                                                                57.63           0.00
                                                                                                56.78           0.00
                                                                                                63.27           0.00
                                                                                                83.49           0.00
                                                                                                93.13           0.00
                                                                                                95.62           0.00
                                                                                               101.74           0.00
                                                                                               121.92           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.21      12,199.75
                                                                                                13.93      10,380.04
                                                                                                12.92       9,389.31
                                                                                                16.00      10,302.57
                                                                                                16.28       9,239.60
                                                                                                18.12       7,332.72
                                                                                                17.55       6,992.43
                                                                                                17.40       5,972.37
                                                                                                18.94       5,096.60
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.00           0.00
                                                                                                 7.29           0.00
                                                                                                 7.40           0.00
                                                                                                 8.62           0.00
                                                                                                12.33           0.00
                                                                                                14.41       3,424.07
                                                                                                13.59           0.00
                                                                                                13.71           0.00
                                                                                                15.95           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       130.77       2,273.93
                                                                                               140.58       2,171.15
                                                                                               127.72       1,703.39
                                                                                               153.75       2,297.07
                                                                                               194.57       1,558.46
                                                                                               202.39           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.45           0.00
                                                                                                 5.75           0.00
                                                                                                 6.11           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        36.70         146.81
                                                                                                41.47          19.24
                                                                                                39.43          19.30
                                                                                                42.89          18.12
                                                                                                55.81          16.42
                                                                                                60.81          16.16
                                                                                                61.31          14.82
                                                                                                63.36          14.93
                                                                                                77.79          13.80
Harris Oakmark International Investment Division (Class B)..............................        16.88         313.50
                                                                                                19.31          96.20
                                                                                                16.27         107.19
                                                                                                20.66         105.71
                                                                                                26.50          83.80

                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2014          26.50          24.53          92.99
                                                                             2015          24.53          23.01         100.86
                                                                             2016          23.01          24.46         102.46
                                                                             2017          24.46          31.36          84.13
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      99,549.16
                                                                             2013           1.04           1.04      13,437.90
                                                                             2014           1.04           1.08      12,026.56
                                                                             2015           1.08           1.02           0.00
                                                                             2016           1.02           1.12      18,023.44
                                                                             2017           1.12           1.21      35,576.90
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.13          12.41           0.00
                                                                             2010          12.41          15.39           1.47
                                                                             2011          15.39          14.96           0.00
                                                                             2012          14.96          17.38           0.00
                                                                             2013          17.38          23.95           0.00
                                                                             2014          23.95          25.39           0.00
                                                                             2015          25.39          24.53           0.00
                                                                             2016          24.53          26.86           0.00
                                                                             2017          26.86          33.08           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.08           4.51           0.00
                                                                             2010           4.51           4.94           0.00
                                                                             2011           4.94           4.86           0.00
                                                                             2012           4.86           5.52       3,852.78
                                                                             2013           5.52           7.42       3,798.40
                                                                             2014           7.42           7.93       3,749.83
                                                                             2015           7.93           8.61       3,709.07
                                                                             2016           8.61           8.45         607.40
                                                                             2017           8.45          11.38         530.10
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.82           7.55       7,283.21
                                                                             2010           7.55           8.12       2,756.60
                                                                             2011           8.12           7.87       2,563.09
                                                                             2012           7.87           8.84           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.03          10.47       4,463.33
                                                                             2014          10.47          10.81       4,620.29
                                                                             2015          10.81          10.68           0.00
                                                                             2016          10.68          10.72           0.00
                                                                             2017          10.72          10.89           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.85           9.83           0.00
                                                                             2010           9.83          10.25         647.93
                                                                             2011          10.25          10.66       3,497.60
                                                                             2012          10.66          10.99       3,828.23
                                                                             2013          10.99          10.96           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     108,701.06
                                                                             2013           1.04           1.14     100,507.52
                                                                             2014           1.14           1.20      63,928.78
                                                                             2015           1.20           1.19      79,144.78
                                                                             2016           1.19           1.20      74,649.83
                                                                             2017           1.20           1.38      67,360.62
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.69          12.29           0.00
                                                                             2010          12.29          14.40           0.00
                                                                             2011          14.40          12.69           0.00
                                                                             2012          12.69          14.38           0.00
                                                                             2013          14.38          18.78           0.00
                                                                             2014          18.78          19.27           0.00
                                                                             2015          19.27          17.52           0.00
                                                                             2016          17.52          22.47           0.00
                                                                             2017          22.47          22.82           0.00
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.17          10.70           0.00
                                                                             2010          10.70          12.83         527.95
                                                                             2011          12.83          12.42       3,125.89
                                                                             2012          12.42          14.27       3,029.94
                                                                             2013          14.27          16.42       6,870.02
                                                                             2014          16.42          16.70       6,861.93
                                                                             2015          16.70          16.61       2,491.83
                                                                             2016          16.61          17.10       2,482.31
                                                                             2017          17.10          20.67       2,472.78
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.47          10.00         374.81
                                                                             2010          10.00          10.99         312.24
                                                                             2011          10.99          11.03       6,926.28
                                                                             2012          11.03          12.19      12,579.99
                                                                             2013          12.19          12.71           0.00

                                 1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2009          17.75
                                                                                      2010          26.96
                                                                                      2011          33.71
                                                                                      2012          33.23
                                                                                      2013          37.31
                                                                                      2014          51.59
                                                                                      2015          52.47
                                                                                      2016          50.66
                                                                                      2017          59.23
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))......................... 2009          13.76
                                                                                      2010          14.32
                                                                                      2011          14.87
                                                                                      2012          15.68
                                                                                      2013          15.97
                                                                                      2014          15.29
                                                                                      2015          15.85
                                                                                      2016          15.59
                                                                                      2017          15.65
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.39
                                                                                      2010          13.54
                                                                                      2011          16.77
                                                                                      2012          16.12
                                                                                      2013          18.58
                                                                                      2014          24.26
                                                                                      2015          26.04
                                                                                      2016          24.91
                                                                                      2017          29.41
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.26
                                                                                      2010          11.57
                                                                                      2011          12.27
                                                                                      2012          10.53
                                                                                      2013          12.22
                                                                                      2014          14.59
                                                                                      2015          13.44
                                                                                      2016          13.04
                                                                                      2017          12.94
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.20
                                                                                      2016           1.17
                                                                                      2017           1.20
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.89
                                                                                      2010          13.89
                                                                                      2011          17.28
                                                                                      2012          16.25
                                                                                      2013          18.53
                                                                                      2014          25.16
                                                                                      2015          25.91
                                                                                      2016          24.32
                                                                                      2017          28.90
MetLife Stock Index Investment Division (Class B).................................... 2009          21.25
                                                                                      2010          31.88
                                                                                      2011          35.87
                                                                                      2012          35.83
                                                                                      2013          40.63
                                                                                      2014          52.59
                                                                                      2015          58.44
                                                                                      2016          57.95
                                                                                      2017          63.43
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.40
                                                                                      2010          10.00
                                                                                      2011          10.70
                                                                                      2012          10.73
                                                                                      2013          12.02
                                                                                      2014          15.56
                                                                                      2015          16.78
                                                                                      2016          15.47
                                                                                      2017          17.95
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.86
                                                                                      2010          12.80
                                                                                      2011          14.01



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Core Investment Division (Class B)...........................        26.96           0.00
                                                                                             33.71         103.47
                                                                                             33.23         608.75
                                                                                             37.31         587.41
                                                                                             51.59         470.62
                                                                                             52.47         476.46
                                                                                             50.66           0.00
                                                                                             59.23           0.00
                                                                                             66.91           0.00
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).........................        14.32       3,473.53
                                                                                             14.87       5,654.07
                                                                                             15.68       4,825.32
                                                                                             15.97       4,884.55
                                                                                             15.29       5,155.12
                                                                                             15.85       5,071.41
                                                                                             15.59       4,812.30
                                                                                             15.65       4,622.71
                                                                                             15.83       4,721.28
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.54         308.29
                                                                                             16.77         491.80
                                                                                             16.12         628.91
                                                                                             18.58         641.61
                                                                                             24.26         558.68
                                                                                             26.04         540.55
                                                                                             24.91         518.15
                                                                                             29.41         488.85
                                                                                             33.42         460.03
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.57       1,172.79
                                                                                             12.27       1,485.63
                                                                                             10.53       1,654.64
                                                                                             12.22       1,696.45
                                                                                             14.59       1,579.21
                                                                                             13.44       1,712.95
                                                                                             13.04       1,630.84
                                                                                             12.94       1,742.38
                                                                                             15.84       1,598.93
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12           0.00
                                                                                              1.20           0.00
                                                                                              1.17           0.00
                                                                                              1.20           0.00
                                                                                              1.36           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.89         296.58
                                                                                             17.28         263.85
                                                                                             16.25         258.61
                                                                                             18.53         254.59
                                                                                             25.16         220.61
                                                                                             25.91         221.71
                                                                                             24.32         222.43
                                                                                             28.90         202.61
                                                                                             32.49         202.63
MetLife Stock Index Investment Division (Class B)....................................        31.88       2,128.35
                                                                                             35.87       2,753.76
                                                                                             35.83       2,668.71
                                                                                             40.63       2,458.77
                                                                                             52.59       2,198.25
                                                                                             58.44       2,000.44
                                                                                             57.95       1,768.65
                                                                                             63.43       1,676.95
                                                                                             75.57       1,535.60
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................        10.00           0.00
                                                                                             10.70       1,086.14
                                                                                             10.73       1,781.60
                                                                                             12.02       1,672.12
                                                                                             15.56       1,353.08
                                                                                             16.78       1,314.98
                                                                                             15.47         296.81
                                                                                             17.95         279.99
                                                                                             18.94         284.60
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.80           0.00
                                                                                             14.01         132.88
                                                                                             12.29         143.50

                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2012          12.29
                                                                                 2013          14.10
                                                                                 2014          16.52
                                                                                 2015          15.10
                                                                                 2016          14.58
                                                                                 2017          14.20
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          29.05
                                                                                 2010          37.90
                                                                                 2011          40.90
                                                                                 2012          41.06
                                                                                 2013          44.90
                                                                                 2014          52.38
                                                                                 2015          55.77
                                                                                 2016          54.59
                                                                                 2017          58.43
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.19
                                                                                 2010          10.44
                                                                                 2011          11.40
                                                                                 2012          11.28
                                                                                 2013          12.89
                                                                                 2014          17.15
                                                                                 2015          18.63
                                                                                 2016          18.24
                                                                                 2017          20.45
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.08
                                                                                 2011           8.81
                                                                                 2012           8.61
                                                                                 2013           9.64
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.29
                                                                                 2011          14.24
                                                                                 2012          13.02
                                                                                 2013          13.99
                                                                                 2014          19.11
                                                                                 2015          18.97
                                                                                 2016          17.70
                                                                                 2017          15.92
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................ 2009           8.03
                                                                                 2010          11.25
Neuberger Berman Genesis Investment Division (Class B).......................... 2010          14.40
                                                                                 2011          15.74
                                                                                 2012          16.32
                                                                                 2013          17.60
                                                                                 2014          23.90
                                                                                 2015          23.42
                                                                                 2016          23.10
                                                                                 2017          26.87
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B)).......................................... 2009           7.93
                                                                                 2010          12.50
                                                                                 2011          15.09
                                                                                 2012          14.04
                                                                                 2013          14.53
Oppenheimer Global Equity Investment Division (Class B)......................... 2009           9.59
                                                                                 2010          15.62
                                                                                 2011          17.80
                                                                                 2012          16.02
                                                                                 2013          19.07
                                                                                 2014          23.82
                                                                                 2015          23.91
                                                                                 2016          24.42
                                                                                 2017          24.05
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))............................. 2009           5.57
                                                                                 2010           8.54
                                                                                 2011           9.03
                                                                                 2012           8.26
                                                                                 2013           9.92
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)...... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           0.95
                                                                                 2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B).................... 2009          11.27



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.10         144.16
                                                                                        16.52         134.13
                                                                                        15.10         144.68
                                                                                        14.58         157.16
                                                                                        14.20         161.35
                                                                                        17.89         152.06
MFS(Reg. TM) Total Return Investment Division (Class B).........................        37.90       9,731.12
                                                                                        40.90      10,501.07
                                                                                        41.06       9,867.25
                                                                                        44.90      10,088.62
                                                                                        52.38       9,533.01
                                                                                        55.77       7,688.95
                                                                                        54.59       7,388.67
                                                                                        58.43       6,994.66
                                                                                        64.40       6,384.30
MFS(Reg. TM) Value Investment Division (Class B)................................        10.44           0.00
                                                                                        11.40           0.00
                                                                                        11.28           0.00
                                                                                        12.89           0.00
                                                                                        17.15           0.00
                                                                                        18.63           0.00
                                                                                        18.24           0.00
                                                                                        20.45           0.00
                                                                                        23.63           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.08         971.40
                                                                                         8.81       2,263.87
                                                                                         8.61       1,721.37
                                                                                         9.64       1,694.88
                                                                                        10.55           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.24           0.00
                                                                                        13.02           0.00
                                                                                        13.99           0.00
                                                                                        19.11           0.00
                                                                                        18.97           0.00
                                                                                        17.70           0.00
                                                                                        15.92           0.00
                                                                                        21.89           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................        11.25         465.88
                                                                                        12.17           0.00
Neuberger Berman Genesis Investment Division (Class B)..........................        15.74           0.00
                                                                                        16.32           0.00
                                                                                        17.60           0.00
                                                                                        23.90           0.00
                                                                                        23.42           0.00
                                                                                        23.10           0.00
                                                                                        26.87           0.00
                                                                                        30.50           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))..........................................        12.50           0.00
                                                                                        15.09           0.00
                                                                                        14.04           0.00
                                                                                        14.53           0.00
                                                                                        15.74           0.00
Oppenheimer Global Equity Investment Division (Class B).........................        15.62           0.00
                                                                                        17.80           0.00
                                                                                        16.02           0.00
                                                                                        19.07           0.00
                                                                                        23.82           0.00
                                                                                        23.91           0.00
                                                                                        24.42           0.00
                                                                                        24.05           0.00
                                                                                        32.32           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................         8.54         456.53
                                                                                         9.03         462.29
                                                                                         8.26         456.54
                                                                                         9.92         456.54
                                                                                        10.54           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)......         1.03           0.00
                                                                                         0.95           0.00
                                                                                         1.04      18,306.99
                                                                                         1.15           0.00
PIMCO Inflation Protected Bond Investment Division (Class B)....................        12.66      22,705.90

                                1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                           BEGINNING OF
                                                                                               YEAR
                                                                                           ACCUMULATION
INVESTMENT DIVISION                                                                 YEAR    UNIT VALUE
---------------------------------------------------------------------------------- ------ --------------
                                                                                   2010          12.66
                                                                                   2011          13.41
                                                                                   2012          14.64
                                                                                   2013          15.70
                                                                                   2014          14.00
                                                                                   2015          14.15
                                                                                   2016          13.47
                                                                                   2017          13.90
PIMCO Total Return Investment Division (Class B).................................. 2009          12.72
                                                                                   2010          14.88
                                                                                   2011          15.82
                                                                                   2012          16.04
                                                                                   2013          17.22
                                                                                   2014          16.60
                                                                                   2015          16.99
                                                                                   2016          16.70
                                                                                   2017          16.84
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)....... 2011           9.99
                                                                                   2012          10.73
                                                                                   2013          10.87
                                                                                   2014          10.20
                                                                                   2015          10.78
                                                                                   2016          10.64
                                                                                   2017          10.59
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............ 2012           1.01
                                                                                   2013           1.06
                                                                                   2014           1.15
                                                                                   2015           1.22
                                                                                   2016           1.18
                                                                                   2017           1.23
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).......... 2013          10.21
                                                                                   2014          10.72
                                                                                   2015          11.45
                                                                                   2016          11.11
                                                                                   2017          11.41
SSGA Growth and Income ETF Investment Division (Class B).......................... 2009           7.38
                                                                                   2010          10.39
                                                                                   2011          11.46
                                                                                   2012          11.39
                                                                                   2013          12.62
                                                                                   2014          14.01
                                                                                   2015          14.57
                                                                                   2016          14.03
                                                                                   2017          14.59
SSGA Growth ETF Investment Division (Class B)..................................... 2009           6.52
                                                                                   2010           9.85
                                                                                   2011          11.05
                                                                                   2012          10.63
                                                                                   2013          12.01
                                                                                   2014          13.94
                                                                                   2015          14.43
                                                                                   2016          13.86
                                                                                   2017          14.55
T. Rowe Price Large Cap Growth Investment Division (Class B)...................... 2013          16.55
                                                                                   2014          20.85
                                                                                   2015          22.30
                                                                                   2016          24.21
                                                                                   2017          24.16
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))..................................... 2009           3.08
                                                                                   2010           5.32
                                                                                   2011           6.68
                                                                                   2012           5.92
                                                                                   2013           6.52
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................ 2009           5.02
                                                                                   2010           8.06
                                                                                   2011          10.12
                                                                                   2012           9.78
                                                                                   2013          10.93
                                                                                   2014          14.67
                                                                                   2015          16.25
                                                                                   2016          17.04
                                                                                   2017          17.78
T. Rowe Price Small Cap Growth Investment Division (Class B)...................... 2009           8.31



                                                                                                    NUMBER OF
                                                                                     END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                  UNIT VALUE        YEAR
---------------------------------------------------------------------------------- -------------- -------------
                                                                                          13.41      27,018.22
                                                                                          14.64      21,343.65
                                                                                          15.70      33,607.84
                                                                                          14.00      21,344.16
                                                                                          14.15      20,065.63
                                                                                          13.47      11,895.89
                                                                                          13.90       5,818.52
                                                                                          14.13       4,028.55
PIMCO Total Return Investment Division (Class B)..................................        14.88         915.08
                                                                                          15.82       2,111.02
                                                                                          16.04       6,503.40
                                                                                          17.22      11,959.43
                                                                                          16.60      12,729.72
                                                                                          16.99      12,930.82
                                                                                          16.70       7,033.82
                                                                                          16.84       1,850.52
                                                                                          17.29       1,895.63
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011).......        10.73           0.00
                                                                                          10.87           0.00
                                                                                          10.20           0.00
                                                                                          10.78           0.00
                                                                                          10.64           0.00
                                                                                          10.59           0.00
                                                                                          10.68           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............         1.06           0.00
                                                                                           1.15           0.00
                                                                                           1.22           0.00
                                                                                           1.18           0.00
                                                                                           1.23           0.00
                                                                                           1.38           0.00
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)..........        10.72           0.00
                                                                                          11.45           0.00
                                                                                          11.11           0.00
                                                                                          11.41           0.00
                                                                                          13.06      20,965.02
SSGA Growth and Income ETF Investment Division (Class B)..........................        10.39           0.00
                                                                                          11.46      33,962.01
                                                                                          11.39      33,740.63
                                                                                          12.62      16,670.59
                                                                                          14.01      15,572.50
                                                                                          14.57      14,546.12
                                                                                          14.03       3,682.14
                                                                                          14.59       3,644.52
                                                                                          16.61       3,611.22
SSGA Growth ETF Investment Division (Class B).....................................         9.85           0.00
                                                                                          11.05           1.14
                                                                                          10.63       7,294.04
                                                                                          12.01       7,265.68
                                                                                          13.94       7,240.24
                                                                                          14.43           0.00
                                                                                          13.86           0.00
                                                                                          14.55           0.00
                                                                                          17.11           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)......................        20.85       1,499.42
                                                                                          22.30       1,418.34
                                                                                          24.21         314.98
                                                                                          24.16         313.12
                                                                                          31.69         311.47
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).....................................         5.32      12,789.87
                                                                                           6.68      12,780.84
                                                                                           5.92      16,042.85
                                                                                           6.52       4,031.03
                                                                                           6.81           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................         8.06           0.00
                                                                                          10.12         340.35
                                                                                           9.78       2,008.40
                                                                                          10.93       1,962.07
                                                                                          14.67       1,662.19
                                                                                          16.25       1,532.25
                                                                                          17.04           0.00
                                                                                          17.78           0.00
                                                                                          21.80           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)......................        13.05           0.00

                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010          13.05          17.27           0.00
                                                                             2011          17.27          17.22         213.99
                                                                             2012          17.22          19.61         282.56
                                                                             2013          19.61          27.78         281.16
                                                                             2014          27.78          29.11         279.88
                                                                             2015          29.11          29.31         278.72
                                                                             2016          29.31          32.11         277.07
                                                                             2017          32.11          38.67         275.61
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.03          14.72           0.00
                                                                             2010          14.72          18.67           0.00
                                                                             2011          18.67          15.28           0.00
                                                                             2012          15.28          15.40           0.00
                                                                             2013          15.40          16.77           0.00
                                                                             2014          16.77          13.37           0.00
                                                                             2015          13.37           8.83           0.00
                                                                             2016           8.83          12.48           0.00
                                                                             2017          12.48          12.17           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          10.88          19.34         137.79
                                                                             2010          19.34          23.96          35.07
                                                                             2011          23.96          21.97         365.37
                                                                             2012          21.97          24.27           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          24.15          24.77         471.72
                                                                             2013          24.77          31.72         465.89
                                                                             2014          31.72          34.18         463.04
                                                                             2015          34.18          30.57         462.02
                                                                             2016          30.57          34.69         459.99
                                                                             2017          34.69          37.32         457.18
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B).......................................................... 2016          27.81          28.78         899.75
                                                                             2017          28.78          30.53         854.51
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))......................................................... 2009          15.25          19.85         771.80
                                                                             2010          19.85          22.03         759.32
                                                                             2011          22.03          22.61         708.18
                                                                             2012          22.61          25.10       4,115.14
                                                                             2013          25.10          26.63       4,070.82
                                                                             2014          26.63          27.43       4,035.86
                                                                             2015          27.43          26.37       3,960.01
                                                                             2016          26.37          27.14           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2016          28.38          29.39      18,354.00
                                                                             2017          29.39          31.19      17,093.57
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E)).................................................................. 2009          16.72          21.41           0.00
                                                                             2010          21.41          23.58         142.10
                                                                             2011          23.58          23.97         780.51
                                                                             2012          23.97          26.25         808.41
                                                                             2013          26.25          26.16         902.91
                                                                             2014          26.16          26.85         919.38
                                                                             2015          26.85          26.00           0.00
                                                                             2016          26.00          26.61           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.42          15.84       2,228.64
                                                                             2010          15.84          16.42       2,183.04
                                                                             2011          16.42          16.98       2,158.89
                                                                             2012          16.98          17.19       1,667.60
                                                                             2013          17.19          16.74       1,608.68
                                                                             2014          16.74          16.87       1,543.13
                                                                             2015          16.87          16.63         837.95
                                                                             2016          16.63          16.51         800.71
                                                                             2017          16.51          16.49         764.65




                                                                                         AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.71          24.01         217.56

                                                                           AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                  --------------------------------------------------
                                                                          BEGINNING OF                   NUMBER OF
                                                                              YEAR        END OF YEAR   ACCUMULATION
                                                                          ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                  2010          24.01          28.81           1.01
                                                                  2011          28.81          22.83           0.00
                                                                  2012          22.83          26.45           0.00
                                                                  2013          26.45          33.26           0.00
                                                                  2014          33.26          33.29           0.00
                                                                  2015          33.29          32.72           0.00
                                                                  2016          32.72          32.74           0.00
                                                                  2017          32.74          40.41           0.00
American Funds Growth-Income Investment Division (Class 2)....... 2009          54.35          81.49         177.65
                                                                  2010          81.49          89.01         165.64
                                                                  2011          89.01          85.65         239.51
                                                                  2012          85.65          98.62         252.18
                                                                  2013          98.62         129.06         240.32
                                                                  2014         129.06         139.95         231.77
                                                                  2015         139.95         139.18         225.01
                                                                  2016         139.18         152.14         218.24
                                                                  2017         152.14         182.52         211.72





                                     1.80 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.49
                                                                                 2014          11.45
                                                                                 2015          12.08
                                                                                 2016          11.93
                                                                                 2017          12.14
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.01
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.88
                                                                                 2011           9.78
                                                                                 2012           9.40
                                                                                 2013          10.48
                                                                                 2014          12.20
                                                                                 2015          12.71
                                                                                 2016          12.40
                                                                                 2017          13.13
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.34
                                                                                 2011           9.30
                                                                                 2012           8.70
                                                                                 2013           9.93
                                                                                 2014          12.20
                                                                                 2015          12.75
                                                                                 2016          12.43
                                                                                 2017          13.30
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.83
                                                                                 2011           9.10
                                                                                 2012           8.53
                                                                                 2013           9.83
                                                                                 2014          12.54
                                                                                 2015          13.32
                                                                                 2016          13.93
                                                                                 2017          14.93
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.28
                                                                                 2011          10.02
                                                                                 2012           9.86
                                                                                 2013          10.74
                                                                                 2014          11.97
                                                                                 2015          12.47
                                                                                 2016          12.16
                                                                                 2017          12.78
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.70   1,322,676.10
                                                                                        10.49   3,019,606.31
                                                                                        11.45   3,752,182.26
                                                                                        12.08   3,669,613.49
                                                                                        11.93   3,669,466.61
                                                                                        12.14   3,355,083.65
                                                                                        13.55   3,012,231.87
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03     515,256.04
                                                                                         1.00   2,887,702.87
                                                                                         1.01   3,382,701.47
                                                                                         1.14   3,363,696.55
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.88     570,764.55
                                                                                         9.78   1,614,197.18
                                                                                         9.40   1,838,176.62
                                                                                        10.48   1,781,499.92
                                                                                        12.20   1,695,085.28
                                                                                        12.71   1,476,965.95
                                                                                        12.40   1,391,409.79
                                                                                        13.13   1,400,218.28
                                                                                        15.07   1,349,789.83
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.34     304,938.26
                                                                                         9.30     451,274.99
                                                                                         8.70     286,193.15
                                                                                         9.93     276,661.68
                                                                                        12.20     281,536.09
                                                                                        12.75     337,316.61
                                                                                        12.43     410,980.52
                                                                                        13.30     402,089.40
                                                                                        15.85     288,296.61
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.83     333,447.88
                                                                                         9.10     707,213.69
                                                                                         8.53   1,058,069.80
                                                                                         9.83   1,167,868.32
                                                                                        12.54   1,186,340.16
                                                                                        13.32   1,281,583.91
                                                                                        13.93   1,318,310.37
                                                                                        14.93   1,371,401.48
                                                                                        18.76   1,183,054.24
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.28     298,961.14
                                                                                        10.02     821,890.81
                                                                                         9.86   1,153,465.72
                                                                                        10.74   1,110,423.73
                                                                                        11.97   1,022,862.01
                                                                                        12.47   1,143,258.58
                                                                                        12.16   1,095,152.81
                                                                                        12.78     984,174.24
                                                                                        14.18     889,603.12
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57   1,615,390.38

                                            1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2012          10.57          11.48   4,446,593.51
                                                                              2013          11.48          10.89   4,395,658.08
                                                                              2014          10.89          11.12   4,119,337.25
                                                                              2015          11.12           9.88   3,540,185.72
                                                                              2016           9.88          10.57   3,168,070.65
                                                                              2017          10.57          11.40   2,806,543.36
Baillie Gifford International Stock Investment Division (Class B)............ 2009           8.11          11.94      34,442.02
                                                                              2010          11.94          12.53      42,800.07
                                                                              2011          12.53           9.83      49,139.68
                                                                              2012           9.83          11.52      51,226.49
                                                                              2013          11.52          13.03      51,842.25
                                                                              2014          13.03          12.37      41,642.01
                                                                              2015          12.37          11.89      32,587.56
                                                                              2016          11.89          12.26      23,523.98
                                                                              2017          12.26          16.25      19,721.42
BlackRock Bond Income Investment Division (Class B).......................... 2009          41.11          44.64      20,909.77
                                                                              2010          44.64          47.39      96,469.87
                                                                              2011          47.39          49.48     121,223.91
                                                                              2012          49.48          52.13     125,795.79
                                                                              2013          52.13          50.68     105,504.02
                                                                              2014          50.68          53.17     123,604.54
                                                                              2015          53.17          52.40     117,590.68
                                                                              2016          52.40          52.94     128,664.47
                                                                              2017          52.94          54.00     117,309.47
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          16.98          25.31      26,139.21
                                                                              2010          25.31          29.70      37,515.24
                                                                              2011          29.70          26.50      67,559.76
                                                                              2012          26.50          29.68      64,405.63
                                                                              2013          29.68          39.04      62,614.61
                                                                              2014          39.04          41.65      56,620.16
                                                                              2015          41.65          43.37      55,726.54
                                                                              2016          43.37          42.53      54,468.22
                                                                              2017          42.53          55.80      51,717.98
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.54   2,027,623.68
                                                                              2012           9.54          10.22   4,154,028.67
                                                                              2013          10.22          11.08   4,737,089.70
                                                                              2014          11.08          11.52   4,603,441.51
                                                                              2015          11.52          11.30   4,631,922.95
                                                                              2016          11.30          11.60   4,349,539.01
                                                                              2017          11.60          12.91   3,953,600.71
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          21.55          21.25       2,858.07
                                                                              2010          21.25          20.87       5,053.67
                                                                              2011          20.87          20.49      17,633.89
                                                                              2012          20.49          20.13      23,535.33
                                                                              2013          20.13          19.77      25,573.41
                                                                              2014          19.77          19.42      25,153.91
                                                                              2015          19.42          19.07      18,733.13
                                                                              2016          19.07          18.75      15,736.51
                                                                              2017          18.75          18.53      16,049.75
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.26           9.67       1,590.78
                                                                              2010           9.67          10.99       2,063.62
                                                                              2011          10.99          11.90           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.87          10.14       9,696.02
                                                                              2012          10.14          11.62       5,283.96
                                                                              2013          11.62          14.78      17,902.13
                                                                              2014          14.78          15.26      23,625.61
                                                                              2015          15.26          14.68      25,586.08
                                                                              2016          14.68          15.72      16,007.08
                                                                              2017          15.72          18.98      16,910.40
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.05          11.12     214,672.13
                                                                              2010          11.12          12.02     543,366.78
                                                                              2011          12.02          12.19     695,800.06
                                                                              2012          12.19          13.08     768,110.83
                                                                              2013          13.08          13.39     646,462.70
                                                                              2014          13.39          13.74     629,858.10
                                                                              2015          13.74          13.42     639,456.50
                                                                              2016          13.42          13.78     615,197.32
                                                                              2017          13.78          14.47     566,418.44

                                            1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.28          10.85     301,058.36
                                                                               2010          10.85          11.88   1,021,175.56
                                                                               2011          11.88          11.79   1,329,907.30
                                                                               2012          11.79          12.91   1,429,714.84
                                                                               2013          12.91          14.07   1,463,322.48
                                                                               2014          14.07          14.50   1,418,938.98
                                                                               2015          14.50          14.09   1,258,479.70
                                                                               2016          14.09          14.68   1,190,642.20
                                                                               2017          14.68          15.95   1,029,069.56
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.53          10.51   1,696,419.11
                                                                               2010          10.51          11.68   3,672,204.91
                                                                               2011          11.68          11.31   4,555,136.95
                                                                               2012          11.31          12.58   4,459,866.96
                                                                               2013          12.58          14.58   4,431,946.82
                                                                               2014          14.58          15.04   4,238,428.99
                                                                               2015          15.04          14.59   4,002,906.30
                                                                               2016          14.59          15.35   3,560,534.64
                                                                               2017          15.35          17.29   3,208,234.12
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.39          12.95      75,693.94
                                                                               2014          12.95          12.88           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.86          10.11     414,396.45
                                                                               2010          10.11          11.39     367,945.60
                                                                               2011          11.39          10.77     506,698.68
                                                                               2012          10.77          12.20     409,233.32
                                                                               2013          12.20          14.90     371,040.39
                                                                               2014          14.90          15.40     494,898.08
                                                                               2015          15.40          14.87     414,213.04
                                                                               2016          14.87          15.79     382,871.35
                                                                               2017          15.79          18.48     361,221.29
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.15           8.85      66,289.98
                                                                               2010           8.85           9.57      66,717.12
                                                                               2011           9.57           9.23      53,171.18
                                                                               2012           9.23          10.53      45,880.64
                                                                               2013          10.53          11.32           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.35   2,322,955.42
                                                                               2012           9.35          10.39   4,933,142.87
                                                                               2013          10.39          11.67   7,550,408.10
                                                                               2014          11.67          12.57   7,913,392.61
                                                                               2015          12.57          11.84   7,827,332.64
                                                                               2016          11.84          12.60   7,560,030.73
                                                                               2017          12.60          14.65   7,209,241.63
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.39          10.16      61,615.65
                                                                               2010          10.16          12.34      79,762.78
                                                                               2011          12.34           9.85     103,027.99
                                                                               2012           9.85          11.50     102,063.42
                                                                               2013          11.50          10.73     111,023.47
                                                                               2014          10.73           9.85     117,209.33
                                                                               2015           9.85           8.34     111,095.00
                                                                               2016           8.34           9.13     102,921.23
                                                                               2017           9.13          11.51      98,640.11
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          15.11          24.79      13,103.69
                                                                               2010          24.79          27.94      23,991.84
                                                                               2011          27.94          29.23      29,960.94
                                                                               2012          29.23          32.03      25,903.71
                                                                               2013          32.03          42.94      33,794.47
                                                                               2014          42.94          42.88      35,828.01
                                                                               2015          42.88          38.05      26,190.12
                                                                               2016          38.05          45.83      26,176.11
                                                                               2017          45.83          50.66      21,970.17
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.31          14.19       1,767.58
                                                                               2010          14.19          17.09       9,323.31

                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          17.09
                                                                                 2012          14.06
                                                                                 2013          16.28
                                                                                 2014          20.40
                                                                                 2015          18.69
                                                                                 2016          19.42
                                                                                 2017          20.18
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.19
                                                                                 2012          10.21
                                                                                 2013          10.76
                                                                                 2014          10.98
                                                                                 2015          10.86
                                                                                 2016          10.58
                                                                                 2017          11.35
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.74
                                                                                 2013           9.98
                                                                                 2014           9.92
                                                                                 2015           9.84
                                                                                 2016           9.61
                                                                                 2017           9.73
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.86
                                                                                 2011          12.11
                                                                                 2012          11.86
                                                                                 2013          13.31
                                                                                 2014          13.21
                                                                                 2015          13.12
                                                                                 2016          12.35
                                                                                 2017          12.24
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          17.40
                                                                                 2010          28.18
                                                                                 2011          30.92
                                                                                 2012          29.08
                                                                                 2013          32.16
                                                                                 2014          42.12
                                                                                 2015          45.65
                                                                                 2016          45.80
                                                                                 2017          48.16
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          37.25
                                                                                 2010          51.47
                                                                                 2011          56.84
                                                                                 2012          55.98
                                                                                 2013          62.35
                                                                                 2014          82.23
                                                                                 2015          91.67
                                                                                 2016          94.08
                                                                                 2017         100.05
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.57
                                                                                 2010          12.17
                                                                                 2011          13.88
                                                                                 2012          12.87
                                                                                 2013          15.93
                                                                                 2014          16.20
                                                                                 2015          18.02
                                                                                 2016          17.45
                                                                                 2017          17.29
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.14
                                                                                 2010           5.97
                                                                                 2011           7.26
                                                                                 2012           7.36
                                                                                 2013           8.57
                                                                                 2014          12.25
                                                                                 2015          14.31
                                                                                 2016          13.49
                                                                                 2017          13.60



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.06      10,349.27
                                                                                        16.28      10,808.50
                                                                                        20.40       8,826.13
                                                                                        18.69      13,134.23
                                                                                        19.42      15,056.49
                                                                                        20.18      18,395.44
                                                                                        25.86      18,774.60
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.19       3,071.46
                                                                                        10.21      18,545.45
                                                                                        10.76      18,366.59
                                                                                        10.98      41,140.87
                                                                                        10.86      71,501.24
                                                                                        10.58     129,804.51
                                                                                        11.35     500,272.81
                                                                                        11.56     721,621.95
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.74      13,601.15
                                                                                         9.98      31,817.82
                                                                                         9.92     209,598.12
                                                                                         9.84     198,155.13
                                                                                         9.61     192,256.04
                                                                                         9.73     180,809.66
                                                                                         9.69     171,955.17
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.86       7,360.71
                                                                                        12.11      17,840.68
                                                                                        11.86      12,368.58
                                                                                        13.31      11,580.32
                                                                                        13.21      11,223.83
                                                                                        13.12       8,414.05
                                                                                        12.35       7,674.68
                                                                                        12.24       7,760.19
                                                                                        12.04       7,289.46
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        28.18      35,377.15
                                                                                        30.92      86,845.24
                                                                                        29.08     125,388.40
                                                                                        32.16     123,504.30
                                                                                        42.12     110,282.96
                                                                                        45.65      98,852.15
                                                                                        45.80      90,967.30
                                                                                        48.16      79,592.05
                                                                                        56.20      66,493.90
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        51.47           0.00
                                                                                        56.84           0.00
                                                                                        55.98           0.00
                                                                                        62.35           0.00
                                                                                        82.23           0.00
                                                                                        91.67           0.00
                                                                                        94.08           0.00
                                                                                       100.05           0.00
                                                                                       119.83           0.00
Clarion Global Real Estate Investment Division (Class B)........................        12.17      54,037.21
                                                                                        13.88      66,879.04
                                                                                        12.87      95,186.17
                                                                                        15.93     105,097.28
                                                                                        16.20     115,661.96
                                                                                        18.02      90,941.12
                                                                                        17.45      78,872.92
                                                                                        17.29      73,455.02
                                                                                        18.81      67,198.75
ClearBridge Aggressive Growth Investment Division (Class B).....................         5.97       8,197.80
                                                                                         7.26      39,386.76
                                                                                         7.36     213,263.78
                                                                                         8.57     187,068.29
                                                                                        12.25     261,828.68
                                                                                        14.31     677,378.08
                                                                                        13.49     645,779.03
                                                                                        13.60     557,282.32
                                                                                        15.82     496,456.70

                                  1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................ 2009          84.19
                                                                                        2010         128.96
                                                                                        2011         138.57
                                                                                        2012         125.83
                                                                                        2013         151.40
                                                                                        2014         191.50
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.24
                                                                                        2010           5.42
                                                                                        2011           5.72
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          22.31
                                                                                        2010          36.30
                                                                                        2011          41.00
                                                                                        2012          38.97
                                                                                        2013          42.36
                                                                                        2014          55.10
                                                                                        2015          60.00
                                                                                        2016          60.47
                                                                                        2017          62.45
Harris Oakmark International Investment Division (Class B)............................. 2009           8.76
                                                                                        2010          16.81
                                                                                        2011          19.22
                                                                                        2012          16.19
                                                                                        2013          20.55
                                                                                        2014          26.34
                                                                                        2015          24.37
                                                                                        2016          22.85
                                                                                        2017          24.28
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.04
                                                                                        2015           1.08
                                                                                        2016           1.02
                                                                                        2017           1.11
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           8.10
                                                                                        2010          12.36
                                                                                        2011          15.32
                                                                                        2012          14.89
                                                                                        2013          17.29
                                                                                        2014          23.80
                                                                                        2015          25.23
                                                                                        2016          24.35
                                                                                        2017          26.65
Jennison Growth Investment Division (Class B).......................................... 2009           3.07
                                                                                        2010           4.49
                                                                                        2011           4.91
                                                                                        2012           4.83
                                                                                        2013           5.49
                                                                                        2014           7.37
                                                                                        2015           7.87
                                                                                        2016           8.55
                                                                                        2017           8.38
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           4.81
                                                                                        2010           7.52
                                                                                        2011           8.08
                                                                                        2012           7.83
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          11.00
                                                                                        2014          10.44
                                                                                        2015          10.78
                                                                                        2016          10.63
                                                                                        2017          10.68
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.85
                                                                                        2010           9.83
                                                                                        2011          10.24
                                                                                        2012          10.64
                                                                                        2013          10.96
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.14



                                                                                                          NUMBER OF
                                                                                          END OF YEAR   ACCUMULATION
                                                                                         ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE        YEAR
--------------------------------------------------------------------------------------- -------------- --------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................       128.96       18,617.54
                                                                                              138.57       32,741.85
                                                                                              125.83       37,938.74
                                                                                              151.40       36,732.58
                                                                                              191.50       31,649.79
                                                                                              199.16            0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.42        9,904.92
                                                                                                5.72       22,748.28
                                                                                                6.07            0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        36.30       20,642.73
                                                                                               41.00       39,049.12
                                                                                               38.97       45,837.99
                                                                                               42.36       43,263.25
                                                                                               55.10       37,945.02
                                                                                               60.00       32,738.27
                                                                                               60.47       32,220.86
                                                                                               62.45       31,511.85
                                                                                               76.64       26,628.56
Harris Oakmark International Investment Division (Class B).............................        16.81       57,562.52
                                                                                               19.22      172,214.55
                                                                                               16.19      229,654.05
                                                                                               20.55      216,386.34
                                                                                               26.34      230,324.81
                                                                                               24.37      256,677.92
                                                                                               22.85      261,151.71
                                                                                               24.28      229,936.09
                                                                                               31.10      189,944.85
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04   13,863,943.72
                                                                                                1.04   16,672,070.11
                                                                                                1.08   18,150,108.46
                                                                                                1.02   18,212,107.74
                                                                                                1.11   16,993,408.27
                                                                                                1.20   16,248,374.74
Invesco Small Cap Growth Investment Division (Class B).................................        12.36        3,509.75
                                                                                               15.32        4,875.15
                                                                                               14.89       17,731.48
                                                                                               17.29       14,152.61
                                                                                               23.80       19,878.79
                                                                                               25.23       25,920.97
                                                                                               24.35       28,349.45
                                                                                               26.65       26,590.46
                                                                                               32.81       20,830.96
Jennison Growth Investment Division (Class B)..........................................         4.49       34,420.30
                                                                                                4.91       65,792.36
                                                                                                4.83      125,414.00
                                                                                                5.49      248,100.05
                                                                                                7.37      194,981.22
                                                                                                7.87      214,347.45
                                                                                                8.55      270,170.65
                                                                                                8.38      309,338.28
                                                                                               11.28      265,452.62
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.52       44,950.02
                                                                                                8.08       86,256.13
                                                                                                7.83      100,451.39
                                                                                                8.79            0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.44      412,208.23
                                                                                               10.78      628,659.01
                                                                                               10.63      870,298.45
                                                                                               10.68      994,218.11
                                                                                               10.84      961,829.95
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.83      136,774.86
                                                                                               10.24      460,594.81
                                                                                               10.64      546,724.94
                                                                                               10.96      548,324.39
                                                                                               10.93            0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.04    7,474,890.09
                                                                                                1.14   17,259,490.57
                                                                                                1.19   19,786,548.87

                                1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2015           1.19
                                                                                    2016           1.18
                                                                                    2017           1.20
JPMorgan Small Cap Value Investment Division (Class B)............................. 2009           7.67
                                                                                    2010          12.26
                                                                                    2011          14.36
                                                                                    2012          12.65
                                                                                    2013          14.33
                                                                                    2014          18.70
                                                                                    2015          19.17
                                                                                    2016          17.43
                                                                                    2017          22.34
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.16
                                                                                    2010          10.68
                                                                                    2011          12.80
                                                                                    2012          12.38
                                                                                    2013          14.22
                                                                                    2014          16.36
                                                                                    2015          16.62
                                                                                    2016          16.53
                                                                                    2017          17.01
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.46
                                                                                    2010           9.99
                                                                                    2011          10.98
                                                                                    2012          11.01
                                                                                    2013          12.17
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          17.62
                                                                                    2010          26.75
                                                                                    2011          33.43
                                                                                    2012          32.94
                                                                                    2013          36.97
                                                                                    2014          51.08
                                                                                    2015          51.93
                                                                                    2016          50.11
                                                                                    2017          58.56
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          13.69
                                                                                    2010          14.24
                                                                                    2011          14.78
                                                                                    2012          15.58
                                                                                    2013          15.85
                                                                                    2014          15.18
                                                                                    2015          15.72
                                                                                    2016          15.46
                                                                                    2017          15.51
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.35
                                                                                    2010          13.48
                                                                                    2011          16.68
                                                                                    2012          16.03
                                                                                    2013          18.47
                                                                                    2014          24.09
                                                                                    2015          25.85
                                                                                    2016          24.72
                                                                                    2017          29.17
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.22
                                                                                    2010          11.51
                                                                                    2011          12.20
                                                                                    2012          10.46
                                                                                    2013          12.13
                                                                                    2014          14.48
                                                                                    2015          13.33
                                                                                    2016          12.92
                                                                                    2017          12.82
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.07
                                                                                    2014           1.12
                                                                                    2015           1.20
                                                                                    2016           1.17
                                                                                    2017           1.19
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           8.85
                                                                                    2010          13.81
                                                                                    2011          17.17
                                                                                    2012          16.14



                                                                                                      NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- --------------
                                                                                            1.18   22,094,039.05
                                                                                            1.20   21,771,546.36
                                                                                            1.37   19,763,445.64
JPMorgan Small Cap Value Investment Division (Class B).............................        12.26       20,645.97
                                                                                           14.36       29,949.95
                                                                                           12.65       29,029.86
                                                                                           14.33       31,015.88
                                                                                           18.70       28,941.50
                                                                                           19.17       34,319.67
                                                                                           17.43       30,566.20
                                                                                           22.34       29,128.16
                                                                                           22.67       25,914.79
Loomis Sayles Global Markets Investment Division (Class B).........................        10.68        8,337.18
                                                                                           12.80       54,342.32
                                                                                           12.38       81,247.20
                                                                                           14.22       86,766.61
                                                                                           16.36      404,939.05
                                                                                           16.62      334,918.16
                                                                                           16.53      305,557.18
                                                                                           17.01      277,130.01
                                                                                           20.54      258,788.80
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................         9.99       68,713.21
                                                                                           10.98      218,470.80
                                                                                           11.01      298,145.13
                                                                                           12.17      417,402.84
                                                                                           12.68            0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        26.75        8,804.76
                                                                                           33.43       17,512.86
                                                                                           32.94       29,628.70
                                                                                           36.97       23,225.43
                                                                                           51.08       28,647.36
                                                                                           51.93       23,903.93
                                                                                           50.11       22,462.94
                                                                                           58.56       21,545.28
                                                                                           66.12       20,426.64
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        14.24      323,727.96
                                                                                           14.78      861,892.28
                                                                                           15.58    1,093,957.58
                                                                                           15.85    1,221,996.56
                                                                                           15.18    1,318,185.31
                                                                                           15.72    1,438,396.38
                                                                                           15.46    1,584,691.99
                                                                                           15.51    1,602,680.95
                                                                                           15.68    1,467,048.86
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        13.48       75,087.45
                                                                                           16.68      142,697.24
                                                                                           16.03      181,367.00
                                                                                           18.47      192,938.27
                                                                                           24.09      182,844.23
                                                                                           25.85      189,040.01
                                                                                           24.72      183,381.44
                                                                                           29.17      163,314.13
                                                                                           33.13      152,252.69
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        11.51      130,293.28
                                                                                           12.20      300,845.17
                                                                                           10.46      410,454.12
                                                                                           12.13      443,201.21
                                                                                           14.48      406,918.61
                                                                                           13.33      425,760.16
                                                                                           12.92      420,594.68
                                                                                           12.82      405,033.94
                                                                                           15.69      357,364.67
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.12    8,505,124.93
                                                                                            1.20   14,674,629.86
                                                                                            1.17   20,481,328.25
                                                                                            1.19   21,723,799.06
                                                                                            1.36   21,355,409.25
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        13.81       29,697.02
                                                                                           17.17       55,116.00
                                                                                           16.14       70,522.39
                                                                                           18.40       70,757.14

                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          18.40
                                                                                  2014          24.97
                                                                                  2015          25.70
                                                                                  2016          24.11
                                                                                  2017          28.64
MetLife Stock Index Investment Division (Class B)................................ 2009          21.05
                                                                                  2010          31.57
                                                                                  2011          35.50
                                                                                  2012          35.44
                                                                                  2013          40.17
                                                                                  2014          51.97
                                                                                  2015          57.73
                                                                                  2016          57.21
                                                                                  2017          62.59
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.37
                                                                                  2010           9.96
                                                                                  2011          10.66
                                                                                  2012          10.68
                                                                                  2013          11.96
                                                                                  2014          15.47
                                                                                  2015          16.67
                                                                                  2016          15.36
                                                                                  2017          17.82
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           7.82
                                                                                  2010          12.74
                                                                                  2011          13.94
                                                                                  2012          12.23
                                                                                  2013          14.01
                                                                                  2014          16.41
                                                                                  2015          15.00
                                                                                  2016          14.47
                                                                                  2017          14.09
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          28.73
                                                                                  2010          37.48
                                                                                  2011          40.42
                                                                                  2012          40.55
                                                                                  2013          44.33
                                                                                  2014          51.68
                                                                                  2015          55.01
                                                                                  2016          53.81
                                                                                  2017          57.57
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           7.16
                                                                                  2010          10.38
                                                                                  2011          11.33
                                                                                  2012          11.20
                                                                                  2013          12.80
                                                                                  2014          17.02
                                                                                  2015          18.48
                                                                                  2016          18.08
                                                                                  2017          20.27
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.57
                                                                                  2010           8.07
                                                                                  2011           8.80
                                                                                  2012           8.59
                                                                                  2013           9.62
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.21
                                                                                  2011          14.14
                                                                                  2012          12.93
                                                                                  2013          13.87
                                                                                  2014          18.95
                                                                                  2015          18.80
                                                                                  2016          17.53
                                                                                  2017          15.76
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.98
                                                                                  2010          11.18
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.33
                                                                                  2011          15.66
                                                                                  2012          16.23
                                                                                  2013          17.49
                                                                                  2014          23.74
                                                                                  2015          23.25
                                                                                  2016          22.92



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         24.97      75,456.91
                                                                                         25.70      81,691.68
                                                                                         24.11      83,567.07
                                                                                         28.64      78,923.10
                                                                                         32.18      80,728.99
MetLife Stock Index Investment Division (Class B)................................        31.57     177,248.39
                                                                                         35.50     396,105.64
                                                                                         35.44     504,160.78
                                                                                         40.17     487,612.41
                                                                                         51.97     426,455.28
                                                                                         57.73     417,814.34
                                                                                         57.21     429,807.06
                                                                                         62.59     442,166.35
                                                                                         74.53     398,050.32
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.96      71,957.66
                                                                                         10.66     146,400.85
                                                                                         10.68     220,084.10
                                                                                         11.96     279,202.37
                                                                                         15.47     257,486.55
                                                                                         16.67     244,679.42
                                                                                         15.36     218,175.18
                                                                                         17.82     190,860.07
                                                                                         18.79     179,347.59
MFS(Reg. TM) Research International Investment Division (Class B)................        12.74      54,380.11
                                                                                         13.94      59,244.12
                                                                                         12.23      63,205.32
                                                                                         14.01      62,488.45
                                                                                         16.41      59,322.04
                                                                                         15.00      51,052.98
                                                                                         14.47      52,421.43
                                                                                         14.09      51,083.20
                                                                                         17.74      42,904.35
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        37.48       5,237.64
                                                                                         40.42      14,775.03
                                                                                         40.55      14,138.39
                                                                                         44.33      14,395.49
                                                                                         51.68      12,913.80
                                                                                         55.01      14,467.25
                                                                                         53.81      17,030.48
                                                                                         57.57      19,038.40
                                                                                         63.42      18,942.95
MFS(Reg. TM) Value Investment Division (Class B).................................        10.38      37,445.36
                                                                                         11.33      83,264.89
                                                                                         11.20     107,844.51
                                                                                         12.80     193,542.65
                                                                                         17.02     515,419.69
                                                                                         18.48     748,735.29
                                                                                         18.08     816,744.64
                                                                                         20.27     834,564.89
                                                                                         23.41     735,183.77
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.07      24,338.82
                                                                                          8.80      41,261.90
                                                                                          8.59      61,237.89
                                                                                          9.62      80,092.99
                                                                                         10.52           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.14      50,875.18
                                                                                         12.93      59,018.84
                                                                                         13.87      57,614.32
                                                                                         18.95      56,105.19
                                                                                         18.80      49,213.99
                                                                                         17.53      40,615.76
                                                                                         15.76      41,945.09
                                                                                         21.67      43,491.33
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.18      26,975.09
                                                                                         12.09           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.66       4,761.69
                                                                                         16.23      13,566.94
                                                                                         17.49       9,880.21
                                                                                         23.74      26,598.91
                                                                                         23.25      23,229.71
                                                                                         22.92      18,727.38
                                                                                         26.65      15,789.97

                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2017          26.65
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.90
                                                                                  2010          12.45
                                                                                  2011          15.02
                                                                                  2012          13.97
                                                                                  2013          14.45
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.53
                                                                                  2010          15.52
                                                                                  2011          17.67
                                                                                  2012          15.90
                                                                                  2013          18.92
                                                                                  2014          23.62
                                                                                  2015          23.70
                                                                                  2016          24.19
                                                                                  2017          23.81
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.53
                                                                                  2011           9.02
                                                                                  2012           8.25
                                                                                  2013           9.90
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.95
                                                                                  2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.24
                                                                                  2010          12.62
                                                                                  2011          13.35
                                                                                  2012          14.58
                                                                                  2013          15.63
                                                                                  2014          13.92
                                                                                  2015          14.07
                                                                                  2016          13.39
                                                                                  2017          13.81
PIMCO Total Return Investment Division (Class B)................................. 2009          12.67
                                                                                  2010          14.82
                                                                                  2011          15.74
                                                                                  2012          15.95
                                                                                  2013          17.12
                                                                                  2014          16.49
                                                                                  2015          16.88
                                                                                  2016          16.58
                                                                                  2017          16.71
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.72
                                                                                  2013          10.86
                                                                                  2014          10.18
                                                                                  2015          10.76
                                                                                  2016          10.61
                                                                                  2017          10.56
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.15
                                                                                  2015           1.21
                                                                                  2016           1.18
                                                                                  2017           1.23
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.72
                                                                                  2015          11.44
                                                                                  2016          11.09
                                                                                  2017          11.39
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.37
                                                                                  2010          10.37
                                                                                  2011          11.43
                                                                                  2012          11.35
                                                                                  2013          12.58
                                                                                  2014          13.95
                                                                                  2015          14.50
                                                                                  2016          13.96
                                                                                  2017          14.51
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.51
                                                                                  2010           9.83
                                                                                  2011          11.02



                                                                                                    NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- --------------
                                                                                         30.24       14,194.33
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.45        6,135.71
                                                                                         15.02       15,105.40
                                                                                         13.97       21,672.33
                                                                                         14.45       25,284.12
                                                                                         15.65            0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.52       25,563.82
                                                                                         17.67       72,318.21
                                                                                         15.90      101,744.56
                                                                                         18.92       97,326.26
                                                                                         23.62      114,225.13
                                                                                         23.70      110,668.08
                                                                                         24.19      120,570.18
                                                                                         23.81      117,703.78
                                                                                         31.99      107,281.88
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.53       13,735.80
                                                                                          9.02       30,622.01
                                                                                          8.25       39,611.30
                                                                                          9.90       40,542.52
                                                                                         10.51            0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      321,402.13
                                                                                          0.95    1,782,938.88
                                                                                          1.04    3,212,640.20
                                                                                          1.15    3,261,349.72
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.62      188,870.11
                                                                                         13.35      455,309.23
                                                                                         14.58      668,835.40
                                                                                         15.63      829,889.38
                                                                                         13.92      785,830.87
                                                                                         14.07      709,707.99
                                                                                         13.39      604,173.73
                                                                                         13.81      572,354.98
                                                                                         14.03      596,571.34
PIMCO Total Return Investment Division (Class B).................................        14.82      226,643.63
                                                                                         15.74      782,500.78
                                                                                         15.95      911,418.36
                                                                                         17.12    1,044,625.06
                                                                                         16.49    1,210,821.27
                                                                                         16.88    1,314,452.57
                                                                                         16.58    1,076,617.63
                                                                                         16.71      932,187.24
                                                                                         17.15      900,587.04
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.72    1,142,464.42
                                                                                         10.86    2,876,841.93
                                                                                         10.18    2,857,563.23
                                                                                         10.76    2,551,057.51
                                                                                         10.61    2,468,228.62
                                                                                         10.56    2,469,615.29
                                                                                         10.64    2,027,381.14
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06    6,177,807.60
                                                                                          1.15   11,259,529.88
                                                                                          1.21   11,207,455.02
                                                                                          1.18   13,452,745.49
                                                                                          1.23   13,489,791.23
                                                                                          1.38   12,379,338.60
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.72      167,990.82
                                                                                         11.44      428,281.24
                                                                                         11.09      843,106.28
                                                                                         11.39      936,985.38
                                                                                         13.03    1,073,203.97
SSGA Growth and Income ETF Investment Division (Class B).........................        10.37      449,314.50
                                                                                         11.43      761,910.10
                                                                                         11.35    1,051,357.78
                                                                                         12.58    1,076,041.99
                                                                                         13.95    1,052,365.84
                                                                                         14.50      985,838.36
                                                                                         13.96      894,942.17
                                                                                         14.51      789,520.18
                                                                                         16.51      754,720.07
SSGA Growth ETF Investment Division (Class B)....................................         9.83       63,996.47
                                                                                         11.02      118,160.88
                                                                                         10.59      257,556.54

                                         1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                        2012          10.59          11.97     264,553.79
                                                                        2013          11.97          13.88     303,176.25
                                                                        2014          13.88          14.37     246,734.75
                                                                        2015          14.37          13.78     206,868.13
                                                                        2016          13.78          14.47     176,629.87
                                                                        2017          14.47          17.00     153,693.98
T. Rowe Price Large Cap Growth Investment Division (Class B)........... 2013          16.43          20.69      96,856.48
                                                                        2014          20.69          22.12     112,419.19
                                                                        2015          22.12          24.01     186,402.25
                                                                        2016          24.01          23.94     242,046.45
                                                                        2017          23.94          31.39     214,587.40
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).......................... 2009           3.06           5.30      74,687.49
                                                                        2010           5.30           6.65     115,280.14
                                                                        2011           6.65           5.88     184,152.41
                                                                        2012           5.88           6.48     176,884.74
                                                                        2013           6.48           6.77           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............. 2009           5.00           8.03      93,460.22
                                                                        2010           8.03          10.07     209,090.29
                                                                        2011          10.07           9.73     339,619.94
                                                                        2012           9.73          10.86     374,139.96
                                                                        2013          10.86          14.57     390,791.19
                                                                        2014          14.57          16.14     432,249.52
                                                                        2015          16.14          16.91     486,038.69
                                                                        2016          16.91          17.64     488,693.57
                                                                        2017          17.64          21.62     436,174.69
T. Rowe Price Small Cap Growth Investment Division (Class B)........... 2009           8.26          12.97       6,862.43
                                                                        2010          12.97          17.15      51,680.43
                                                                        2011          17.15          17.09      89,152.64
                                                                        2012          17.09          19.45     103,841.21
                                                                        2013          19.45          27.55     115,362.71
                                                                        2014          27.55          28.85     155,280.29
                                                                        2015          28.85          29.04     188,694.45
                                                                        2016          29.04          31.80     198,018.57
                                                                        2017          31.80          38.27     193,648.02
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2002009          11.03          14.71      45,904.22
                                                                        2010          14.71          18.65      92,958.93
                                                                        2011          18.65          15.26     113,362.29
                                                                        2012          15.26          15.37     111,044.38
                                                                        2013          15.37          16.72      99,149.39
                                                                        2014          16.72          13.33     101,053.33
                                                                        2015          13.33           8.80     116,285.04
                                                                        2016           8.80          12.43      83,906.29
                                                                        2017          12.43          12.12      82,602.29
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2009          10.82          19.24      45,397.77
                                                                        2010          19.24          23.82      80,734.65
                                                                        2011          23.82          21.83     110,979.58
                                                                        2012          21.83          24.11           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2012          23.99          24.60     106,052.76
                                                                        2013          24.60          31.48      93,816.73
                                                                        2014          31.48          33.90      85,290.97
                                                                        2015          33.90          30.30      80,338.88
                                                                        2016          30.30          34.38      72,698.80
                                                                        2017          34.38          36.97      63,904.25
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)..................................................... 2016          27.51          28.46     106,699.11
                                                                        2017          28.46          30.17     110,973.09
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B)).................................................... 2009          15.15          19.71      21,896.02
                                                                        2010          19.71          21.87      65,305.76
                                                                        2011          21.87          22.44      83,185.53
                                                                        2012          22.44          24.89     101,787.34
                                                                        2013          24.89          26.40      90,799.91
                                                                        2014          26.40          27.18     132,256.47
                                                                        2015          27.18          26.11     125,502.25
                                                                        2016          26.11          26.87           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)..................................................... 2016          28.08          29.07     111,438.00
                                                                        2017          29.07          30.83      88,262.93

                                           1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.60          21.25      21,630.14
                                                                            2010          21.25          23.38      93,546.85
                                                                            2011          23.38          23.76     101,585.06
                                                                            2012          23.76          26.01     140,372.70
                                                                            2013          26.01          25.90     131,971.73
                                                                            2014          25.90          26.57     162,008.59
                                                                            2015          26.57          25.72     162,704.47
                                                                            2016          25.72          26.32           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          15.31          15.72      23,618.63
                                                                            2010          15.72          16.28     140,398.95
                                                                            2011          16.28          16.84     129,179.68
                                                                            2012          16.84          17.04     140,317.26
                                                                            2013          17.04          16.58     153,007.85
                                                                            2014          16.58          16.70     143,200.29
                                                                            2015          16.70          16.45     120,896.39
                                                                            2016          16.45          16.33     118,902.41
                                                                            2017          16.33          16.30     117,201.02





                                                                                         AT 2.05 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.64          23.87      50,575.60
                                                                                2010          23.87          28.63      92,282.99
                                                                                2011          28.63          22.68     125,594.59
                                                                                2012          22.68          26.26     118,074.64
                                                                                2013          26.26          33.00     107,201.32
                                                                                2014          33.00          33.01      97,096.64
                                                                                2015          33.01          32.43      91,786.64
                                                                                2016          32.43          32.44      85,610.88
                                                                                2017          32.44          40.01      72,948.30
American Funds Growth-Income Investment Division (Class 2)..................... 2009          53.68          80.44      11,242.33
                                                                                2010          80.44          87.82      31,280.57
                                                                                2011          87.82          84.46      50,113.78
                                                                                2012          84.46          97.21      42,161.36
                                                                                2013          97.21         127.14      42,688.43
                                                                                2014         127.14         137.81      51,423.38
                                                                                2015         137.81         136.98      59,604.09
                                                                                2016         136.98         149.66      56,528.98
                                                                                2017         149.66         179.45      54,431.20





                                     1.85 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.48
                                                                                 2014          11.44
                                                                                 2015          12.05
                                                                                 2016          11.90
                                                                                 2017          12.10
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.87
                                                                                 2011           9.77
                                                                                 2012           9.38
                                                                                 2013          10.46
                                                                                 2014          12.17
                                                                                 2015          12.67
                                                                                 2016          12.35



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.70       8,434.07
                                                                                        10.48      36,328.12
                                                                                        11.44      37,078.47
                                                                                        12.05      33,782.69
                                                                                        11.90      26,222.81
                                                                                        12.10      22,239.61
                                                                                        13.50      15,020.04
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00      10,245.70
                                                                                         1.00      22,308.59
                                                                                         1.14      21,427.12
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.87      41,711.76
                                                                                         9.77      92,828.41
                                                                                         9.38     107,643.05
                                                                                        10.46      93,625.56
                                                                                        12.17     102,691.85
                                                                                        12.67     101,407.49
                                                                                        12.35      77,647.95
                                                                                        13.07      65,067.84

                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2017          13.07
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.34
                                                                                 2011           9.29
                                                                                 2012           8.69
                                                                                 2013           9.91
                                                                                 2014          12.17
                                                                                 2015          12.71
                                                                                 2016          12.38
                                                                                 2017          13.24
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.82
                                                                                 2011           9.09
                                                                                 2012           8.51
                                                                                 2013           9.81
                                                                                 2014          12.50
                                                                                 2015          13.28
                                                                                 2016          13.88
                                                                                 2017          14.86
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.28
                                                                                 2011          10.01
                                                                                 2012           9.84
                                                                                 2013          10.71
                                                                                 2014          11.94
                                                                                 2015          12.43
                                                                                 2016          12.12
                                                                                 2017          12.73
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.57
                                                                                 2013          11.47
                                                                                 2014          10.88
                                                                                 2015          11.10
                                                                                 2016           9.86
                                                                                 2017          10.54
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.04
                                                                                 2010          11.83
                                                                                 2011          12.41
                                                                                 2012           9.73
                                                                                 2013          11.40
                                                                                 2014          12.88
                                                                                 2015          12.22
                                                                                 2016          11.74
                                                                                 2017          12.11
BlackRock Bond Income Investment Division (Class B)............................. 2009          40.59
                                                                                 2010          44.06
                                                                                 2011          46.74
                                                                                 2012          48.78
                                                                                 2013          51.37
                                                                                 2014          49.92
                                                                                 2015          52.34
                                                                                 2016          51.56
                                                                                 2017          52.06
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          16.85
                                                                                 2010          25.12
                                                                                 2011          29.46
                                                                                 2012          26.27
                                                                                 2013          29.41
                                                                                 2014          38.67
                                                                                 2015          41.24
                                                                                 2016          42.91
                                                                                 2017          42.06
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.53
                                                                                 2013          10.21
                                                                                 2014          11.06
                                                                                 2015          11.50
                                                                                 2016          11.28
                                                                                 2017          11.56
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................... 2009          21.28
                                                                                 2010          20.97
                                                                                 2011          20.58
                                                                                 2012          20.21



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.99      94,468.04
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.34     276,752.11
                                                                                         9.29     280,633.32
                                                                                         8.69     227,683.77
                                                                                         9.91     128,836.99
                                                                                        12.17     125,164.05
                                                                                        12.71     120,012.58
                                                                                        12.38      85,871.48
                                                                                        13.24      80,339.13
                                                                                        15.78      96,780.17
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.82           0.00
                                                                                         9.09         741.32
                                                                                         8.51       1,678.83
                                                                                         9.81       1,306.89
                                                                                        12.50       1,135.70
                                                                                        13.28       1,029.50
                                                                                        13.88         993.19
                                                                                        14.86       2,974.76
                                                                                        18.67       2,898.48
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.28      72,355.31
                                                                                        10.01     112,893.27
                                                                                         9.84     147,367.31
                                                                                        10.71     213,362.17
                                                                                        11.94     249,483.31
                                                                                        12.43     198,580.31
                                                                                        12.12     166,978.35
                                                                                        12.73     135,241.23
                                                                                        14.12     118,329.53
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57      10,654.14
                                                                                        11.47      39,211.34
                                                                                        10.88      40,591.22
                                                                                        11.10      40,042.72
                                                                                         9.86      37,273.07
                                                                                        10.54      17,004.70
                                                                                        11.36      13,079.71
Baillie Gifford International Stock Investment Division (Class B)...............        11.83      66,649.39
                                                                                        12.41      60,839.58
                                                                                         9.73      59,636.67
                                                                                        11.40      57,539.03
                                                                                        12.88      53,025.11
                                                                                        12.22      50,568.75
                                                                                        11.74      47,958.17
                                                                                        12.11      31,676.46
                                                                                        16.03      16,645.56
BlackRock Bond Income Investment Division (Class B).............................        44.06      32,834.42
                                                                                        46.74      30,160.60
                                                                                        48.78      26,212.18
                                                                                        51.37      26,074.81
                                                                                        49.92      32,685.99
                                                                                        52.34      30,114.27
                                                                                        51.56      27,152.56
                                                                                        52.06      22,826.65
                                                                                        53.08      19,904.69
BlackRock Capital Appreciation Investment Division (Class B)....................        25.12      58,160.77
                                                                                        29.46      54,177.76
                                                                                        26.27      56,007.83
                                                                                        29.41      52,734.20
                                                                                        38.67      51,250.94
                                                                                        41.24      51,704.17
                                                                                        42.91      49,331.56
                                                                                        42.06      41,649.48
                                                                                        55.16      33,892.34
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)......................................................................         9.53       8,451.37
                                                                                        10.21      28,540.25
                                                                                        11.06      31,361.72
                                                                                        11.50      27,373.49
                                                                                        11.28      26,634.34
                                                                                        11.56      23,957.70
                                                                                        12.86      19,594.57
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))...........................        20.97      16,458.29
                                                                                        20.58      16,147.09
                                                                                        20.21      15,023.94
                                                                                        19.83      19,766.44

                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          19.83          19.47      19,316.56
                                                                               2014          19.47          19.11      17,272.15
                                                                               2015          19.11          18.76      17,876.25
                                                                               2016          18.76          18.44      13,560.26
                                                                               2017          18.44          18.22      14,942.13
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B)).................. 2009           6.24           9.65      39,251.30
                                                                               2010           9.65          10.96      36,046.40
                                                                               2011          10.96          11.87           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B))................... 2011          11.83          10.10      39,482.38
                                                                               2012          10.10          11.58      72,090.65
                                                                               2013          11.58          14.72      44,494.09
                                                                               2014          14.72          15.18      28,881.04
                                                                               2015          15.18          14.61      37,254.83
                                                                               2016          14.61          15.63      20,172.61
                                                                               2017          15.63          18.86      17,062.88
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B)).................... 2009           9.03          11.10     295,834.39
                                                                               2010          11.10          11.99     364,185.87
                                                                               2011          11.99          12.15     247,274.72
                                                                               2012          12.15          13.03     242,659.02
                                                                               2013          13.03          13.33     203,826.24
                                                                               2014          13.33          13.68     147,937.44
                                                                               2015          13.68          13.35     142,469.20
                                                                               2016          13.35          13.70     126,856.70
                                                                               2017          13.70          14.38      97,529.14
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.27          10.82     689,464.20
                                                                               2010          10.82          11.85     679,504.66
                                                                               2011          11.85          11.76     689,434.95
                                                                               2012          11.76          12.86     593,410.80
                                                                               2013          12.86          14.01     556,247.17
                                                                               2014          14.01          14.43     572,208.09
                                                                               2015          14.43          14.01     537,052.47
                                                                               2016          14.01          14.59     486,268.59
                                                                               2017          14.59          15.85     376,774.54
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.52          10.48     898,480.54
                                                                               2010          10.48          11.64     871,178.91
                                                                               2011          11.64          11.28     790,039.66
                                                                               2012          11.28          12.53     727,626.16
                                                                               2013          12.53          14.52     711,546.34
                                                                               2014          14.52          14.97     669,450.61
                                                                               2015          14.97          14.51     586,585.54
                                                                               2016          14.51          15.26     545,854.52
                                                                               2017          15.26          17.18     595,798.51
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.36          12.92      17,107.02
                                                                               2014          12.92          12.85           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.85          10.09     828,754.44
                                                                               2010          10.09          11.36     747,994.99
                                                                               2011          11.36          10.73     607,712.81
                                                                               2012          10.73          12.16     556,135.75
                                                                               2013          12.16          14.83     569,978.87
                                                                               2014          14.83          15.32     540,955.10
                                                                               2015          15.32          14.79     510,781.58
                                                                               2016          14.79          15.70     470,598.51
                                                                               2017          15.70          18.37     369,161.57
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.14           8.84      29,159.66
                                                                               2010           8.84           9.55      30,054.79
                                                                               2011           9.55           9.21      39,217.91
                                                                               2012           9.21          10.50      24,558.71
                                                                               2013          10.50          11.29           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.35      16,926.86
                                                                               2012           9.35          10.38      37,065.88
                                                                               2013          10.38          11.66      48,363.40
                                                                               2014          11.66          12.55      80,075.64

                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2015          12.55
                                                                                 2016          11.81
                                                                                 2017          12.57
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.38
                                                                                 2010          10.14
                                                                                 2011          12.31
                                                                                 2012           9.82
                                                                                 2013          11.46
                                                                                 2014          10.69
                                                                                 2015           9.81
                                                                                 2016           8.30
                                                                                 2017           9.09
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          14.99
                                                                                 2010          24.58
                                                                                 2011          27.70
                                                                                 2012          28.96
                                                                                 2013          31.71
                                                                                 2014          42.50
                                                                                 2015          42.42
                                                                                 2016          37.62
                                                                                 2017          45.29
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.31
                                                                                 2010          14.18
                                                                                 2011          17.07
                                                                                 2012          14.03
                                                                                 2013          16.24
                                                                                 2014          20.35
                                                                                 2015          18.64
                                                                                 2016          19.35
                                                                                 2017          20.10
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.19
                                                                                 2012          10.20
                                                                                 2013          10.75
                                                                                 2014          10.96
                                                                                 2015          10.83
                                                                                 2016          10.55
                                                                                 2017          11.31
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.73
                                                                                 2013           9.97
                                                                                 2014           9.90
                                                                                 2015           9.83
                                                                                 2016           9.59
                                                                                 2017           9.70
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.86
                                                                                 2011          12.10
                                                                                 2012          11.84
                                                                                 2013          13.29
                                                                                 2014          13.18
                                                                                 2015          13.08
                                                                                 2016          12.31
                                                                                 2017          12.19
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          17.28
                                                                                 2010          27.97
                                                                                 2011          30.67
                                                                                 2012          28.83
                                                                                 2013          31.87
                                                                                 2014          41.72
                                                                                 2015          45.20
                                                                                 2016          45.32
                                                                                 2017          47.63



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        11.81      66,080.20
                                                                                        12.57      47,913.76
                                                                                        14.60      63,887.22
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.14           0.00
                                                                                        12.31       5,339.26
                                                                                         9.82       2,908.46
                                                                                        11.46       2,799.03
                                                                                        10.69       2,974.15
                                                                                         9.81       4,051.67
                                                                                         8.30       3,275.19
                                                                                         9.09       1,832.30
                                                                                        11.45       1,682.23
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        24.58      33,716.72
                                                                                        27.70      28,757.43
                                                                                        28.96      28,001.57
                                                                                        31.71      27,528.89
                                                                                        42.50      26,511.71
                                                                                        42.42      23,985.78
                                                                                        37.62      22,010.73
                                                                                        45.29      21,291.68
                                                                                        50.04      22,141.45
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.18           0.00
                                                                                        17.07         815.38
                                                                                        14.03         856.44
                                                                                        16.24         863.70
                                                                                        20.35         964.82
                                                                                        18.64         935.41
                                                                                        19.35         867.65
                                                                                        20.10         877.02
                                                                                        25.74         725.85
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.19           0.00
                                                                                        10.20           0.00
                                                                                        10.75           0.00
                                                                                        10.96         237.38
                                                                                        10.83         177.10
                                                                                        10.55         152.05
                                                                                        11.31         151.35
                                                                                        11.51         165.40
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.73           0.00
                                                                                         9.97         205.51
                                                                                         9.90         992.86
                                                                                         9.83       3,311.41
                                                                                         9.59         323.58
                                                                                         9.70       7,338.42
                                                                                         9.65       6,833.11
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.86           0.00
                                                                                        12.10           0.00
                                                                                        11.84           0.00
                                                                                        13.29           0.00
                                                                                        13.18           0.00
                                                                                        13.08           0.00
                                                                                        12.31           0.00
                                                                                        12.19           0.00
                                                                                        11.98           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        27.97      97,797.37
                                                                                        30.67      89,448.02
                                                                                        28.83      82,194.53
                                                                                        31.87      73,473.62
                                                                                        41.72      65,551.07
                                                                                        45.20      57,204.83
                                                                                        45.32      46,585.88
                                                                                        47.63      43,078.66
                                                                                        55.55      38,260.52

                                 1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))........................................................................... 2009          36.78
                                                                                      2010          50.79
                                                                                      2011          56.07
                                                                                      2012          55.18
                                                                                      2013          61.43
                                                                                      2014          80.98
                                                                                      2015          90.24
                                                                                      2016          92.56
                                                                                      2017          98.39
Clarion Global Real Estate Investment Division (Class B)............................. 2009           6.55
                                                                                      2010          12.14
                                                                                      2011          13.83
                                                                                      2012          12.82
                                                                                      2013          15.86
                                                                                      2014          16.12
                                                                                      2015          17.92
                                                                                      2016          17.35
                                                                                      2017          17.18
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2009           4.12
                                                                                      2010           5.94
                                                                                      2011           7.22
                                                                                      2012           7.32
                                                                                      2013           8.52
                                                                                      2014          12.18
                                                                                      2015          14.21
                                                                                      2016          13.39
                                                                                      2017          13.49
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))...................... 2009          83.06
                                                                                      2010         127.18
                                                                                      2011         136.59
                                                                                      2012         123.97
                                                                                      2013         149.09
                                                                                      2014         188.48
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).... 2009           3.22
                                                                                      2010           5.39
                                                                                      2011           5.68
Frontier Mid Cap Growth Investment Division (Class B)................................ 2009          22.07
                                                                                      2010          35.91
                                                                                      2011          40.54
                                                                                      2012          38.51
                                                                                      2013          41.84
                                                                                      2014          54.40
                                                                                      2015          59.21
                                                                                      2016          59.64
                                                                                      2017          61.56
Harris Oakmark International Investment Division (Class B)........................... 2009           8.72
                                                                                      2010          16.74
                                                                                      2011          19.13
                                                                                      2012          16.10
                                                                                      2013          20.43
                                                                                      2014          26.17
                                                                                      2015          24.21
                                                                                      2016          22.69
                                                                                      2017          24.09
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                      2013           1.04
                                                                                      2014           1.04
                                                                                      2015           1.08
                                                                                      2016           1.01
                                                                                      2017           1.11
Invesco Small Cap Growth Investment Division (Class B)............................... 2009           8.07
                                                                                      2010          12.31
                                                                                      2011          15.25
                                                                                      2012          14.81
                                                                                      2013          17.19
                                                                                      2014          23.66
                                                                                      2015          25.06
                                                                                      2016          24.18
                                                                                      2017          26.45



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...........................................................................        50.79      15,111.61
                                                                                             56.07      14,612.40
                                                                                             55.18      16,081.92
                                                                                             61.43      13,953.73
                                                                                             80.98      13,188.78
                                                                                             90.24      11,552.34
                                                                                             92.56      10,599.83
                                                                                             98.39       5,726.81
                                                                                            117.78       1,768.39
Clarion Global Real Estate Investment Division (Class B).............................        12.14     165,693.92
                                                                                             13.83     161,281.40
                                                                                             12.82     149,165.50
                                                                                             15.86     146,882.24
                                                                                             16.12     134,540.85
                                                                                             17.92     122,584.89
                                                                                             17.35     110,758.33
                                                                                             17.18      94,322.15
                                                                                             18.68      76,858.71
ClearBridge Aggressive Growth Investment Division (Class B)..........................         5.94      19,270.69
                                                                                              7.22      17,724.75
                                                                                              7.32      59,353.57
                                                                                              8.52      55,868.42
                                                                                             12.18      73,458.68
                                                                                             14.21     161,178.39
                                                                                             13.39     152,577.87
                                                                                             13.49     118,668.07
                                                                                             15.69      83,291.96
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................       127.18      14,767.01
                                                                                            136.59      11,694.97
                                                                                            123.97      11,927.68
                                                                                            149.09      12,613.41
                                                                                            188.48      11,531.14
                                                                                            195.99           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....         5.39      19,028.01
                                                                                              5.68      20,168.70
                                                                                              6.04           0.00
Frontier Mid Cap Growth Investment Division (Class B)................................        35.91      13,307.36
                                                                                             40.54      11,876.42
                                                                                             38.51      13,552.42
                                                                                             41.84      13,915.50
                                                                                             54.40      12,698.09
                                                                                             59.21      12,023.96
                                                                                             59.64      12,015.34
                                                                                             61.56      11,545.56
                                                                                             75.51      11,062.88
Harris Oakmark International Investment Division (Class B)...........................        16.74     116,903.41
                                                                                             19.13     105,318.31
                                                                                             16.10     102,662.39
                                                                                             20.43      94,226.71
                                                                                             26.17      90,434.52
                                                                                             24.21      89,997.29
                                                                                             22.69      82,919.83
                                                                                             24.09      77,895.93
                                                                                             30.85      63,277.56
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........         1.04      65,357.54
                                                                                              1.04     154,387.27
                                                                                              1.08     190,261.19
                                                                                              1.01     130,117.94
                                                                                              1.11      65,004.97
                                                                                              1.20      71,715.99
Invesco Small Cap Growth Investment Division (Class B)...............................        12.31      12,098.13
                                                                                             15.25       9,542.78
                                                                                             14.81       5,897.91
                                                                                             17.19      10,910.86
                                                                                             23.66      14,017.03
                                                                                             25.06      12,717.74
                                                                                             24.18      12,652.33
                                                                                             26.45      10,977.23
                                                                                             32.55      11,360.43

                                         1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class B).......................... 2009           3.05           4.47     136,366.99
                                                                        2010           4.47           4.88     131,867.06
                                                                        2011           4.88           4.81     145,128.63
                                                                        2012           4.81           5.45     223,064.91
                                                                        2013           5.45           7.32     194,249.24
                                                                        2014           7.32           7.81     183,490.96
                                                                        2015           7.81           8.48     162,703.56
                                                                        2016           8.48           8.31     101,162.99
                                                                        2017           8.31          11.18      40,158.54
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................... 2009           4.79           7.49      74,156.09
                                                                        2010           7.49           8.04      66,802.35
                                                                        2011           8.04           7.78      61,198.61
                                                                        2012           7.78           8.74           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........... 2013          10.98          10.41       1,613.15
                                                                        2014          10.41          10.74       4,469.48
                                                                        2015          10.74          10.59       1,516.56
                                                                        2016          10.59          10.63       1,490.24
                                                                        2017          10.63          10.78       1,537.79
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................... 2009           8.84           9.82           0.00
                                                                        2010           9.82          10.23         996.42
                                                                        2011          10.23          10.62       1,048.32
                                                                        2012          10.62          10.94       1,049.92
                                                                        2013          10.94          10.91           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................ 2012           1.01           1.04     273,154.35
                                                                        2013           1.04           1.14     279,535.64
                                                                        2014           1.14           1.19     359,246.17
                                                                        2015           1.19           1.18     354,708.13
                                                                        2016           1.18           1.19     397,412.19
                                                                        2017           1.19           1.37     119,436.79
JPMorgan Small Cap Value Investment Division (Class B)................. 2009           7.66          12.23           0.00
                                                                        2010          12.23          14.32         937.16
                                                                        2011          14.32          12.60         977.72
                                                                        2012          12.60          14.27         971.67
                                                                        2013          14.27          18.62         905.11
                                                                        2014          18.62          19.08         997.17
                                                                        2015          19.08          17.34         956.87
                                                                        2016          17.34          22.21         820.12
                                                                        2017          22.21          22.53         798.72
Loomis Sayles Global Markets Investment Division (Class B)............. 2009           7.15          10.66           0.00
                                                                        2010          10.66          12.77       1,453.90
                                                                        2011          12.77          12.35       1,344.27
                                                                        2012          12.35          14.17       1,049.77
                                                                        2013          14.17          16.30      26,218.96
                                                                        2014          16.30          16.55      24,495.57
                                                                        2015          16.55          16.45      25,802.29
                                                                        2016          16.45          16.92      21,557.26
                                                                        2017          16.92          20.43      20,512.20
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))..................... 2009           7.46           9.99      25,571.42
                                                                        2010           9.99          10.96      33,936.61
                                                                        2011          10.96          10.99      51,071.83
                                                                        2012          10.99          12.14      28,965.53
                                                                        2013          12.14          12.65           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)............. 2009          17.49          26.54      27,410.24
                                                                        2010          26.54          33.15      22,587.22
                                                                        2011          33.15          32.65      19,405.16
                                                                        2012          32.65          36.62      15,491.86
                                                                        2013          36.62          50.58      19,129.27
                                                                        2014          50.58          51.39      18,790.82
                                                                        2015          51.39          49.57      15,286.77
                                                                        2016          49.57          57.90      14,162.87
                                                                        2017          57.90          65.34      13,335.13
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))........... 2009          13.62          14.16     270,397.68
                                                                        2010          14.16          14.69     274,320.10
                                                                        2011          14.69          15.48     292,326.64
                                                                        2012          15.48          15.74     293,949.03
                                                                        2013          15.74          15.06     279,099.12
                                                                        2014          15.06          15.60     243,446.04
                                                                        2015          15.60          15.32     234,736.89
                                                                        2016          15.32          15.37     215,042.88
                                                                        2017          15.37          15.53     196,516.93

                                 1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.31
                                                                                      2010          13.42
                                                                                      2011          16.59
                                                                                      2012          15.93
                                                                                      2013          18.35
                                                                                      2014          23.93
                                                                                      2015          25.66
                                                                                      2016          24.53
                                                                                      2017          28.93
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.18
                                                                                      2010          11.44
                                                                                      2011          12.12
                                                                                      2012          10.40
                                                                                      2013          12.05
                                                                                      2014          14.37
                                                                                      2015          13.22
                                                                                      2016          12.81
                                                                                      2017          12.70
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.20
                                                                                      2016           1.16
                                                                                      2017           1.19
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.80
                                                                                      2010          13.74
                                                                                      2011          17.07
                                                                                      2012          16.04
                                                                                      2013          18.27
                                                                                      2014          24.79
                                                                                      2015          25.49
                                                                                      2016          23.90
                                                                                      2017          28.38
MetLife Stock Index Investment Division (Class B).................................... 2009          20.85
                                                                                      2010          31.26
                                                                                      2011          35.14
                                                                                      2012          35.06
                                                                                      2013          39.72
                                                                                      2014          51.35
                                                                                      2015          57.02
                                                                                      2016          56.48
                                                                                      2017          61.76
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.35
                                                                                      2010           9.92
                                                                                      2011          10.61
                                                                                      2012          10.63
                                                                                      2013          11.89
                                                                                      2014          15.38
                                                                                      2015          16.57
                                                                                      2016          15.26
                                                                                      2017          17.69
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.79
                                                                                      2010          12.68
                                                                                      2011          13.87
                                                                                      2012          12.16
                                                                                      2013          13.93
                                                                                      2014          16.31
                                                                                      2015          14.90
                                                                                      2016          14.36
                                                                                      2017          13.98
MFS(Reg. TM) Total Return Investment Division (Class B).............................. 2009          28.42
                                                                                      2010          37.05
                                                                                      2011          39.94
                                                                                      2012          40.06
                                                                                      2013          43.76
                                                                                      2014          51.00
                                                                                      2015          54.25
                                                                                      2016          53.04
                                                                                      2017          56.72
MFS(Reg. TM) Value Investment Division (Class B)..................................... 2009           7.12
                                                                                      2010          10.32
                                                                                      2011          11.26
                                                                                      2012          11.13



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.42      95,821.66
                                                                                             16.59      84,207.54
                                                                                             15.93      92,308.98
                                                                                             18.35      90,581.77
                                                                                             23.93      87,357.38
                                                                                             25.66      80,729.51
                                                                                             24.53      72,529.65
                                                                                             28.93      65,879.45
                                                                                             32.84      64,322.58
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.44     159,973.37
                                                                                             12.12     152,113.21
                                                                                             10.40     180,398.85
                                                                                             12.05     176,968.06
                                                                                             14.37     136,873.24
                                                                                             13.22     129,600.27
                                                                                             12.81     126,170.90
                                                                                             12.70     122,990.67
                                                                                             15.54     106,607.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12      18,031.07
                                                                                              1.20     105,147.77
                                                                                              1.16     117,552.11
                                                                                              1.19      93,229.85
                                                                                              1.35      42,241.17
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.74      64,534.09
                                                                                             17.07      60,576.27
                                                                                             16.04      63,260.44
                                                                                             18.27      61,719.12
                                                                                             24.79      50,881.97
                                                                                             25.49      47,558.61
                                                                                             23.90      38,662.76
                                                                                             28.38      35,705.84
                                                                                             31.88      41,114.99
MetLife Stock Index Investment Division (Class B)....................................        31.26     156,864.49
                                                                                             35.14     147,419.32
                                                                                             35.06     171,126.61
                                                                                             39.72     159,216.78
                                                                                             51.35     139,541.77
                                                                                             57.02     114,775.88
                                                                                             56.48     106,380.25
                                                                                             61.76      97,526.51
                                                                                             73.51      90,110.03
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................         9.92     109,730.76
                                                                                             10.61      91,050.02
                                                                                             10.63      96,897.27
                                                                                             11.89      82,900.31
                                                                                             15.38      79,654.05
                                                                                             16.57      77,384.59
                                                                                             15.26      71,341.07
                                                                                             17.69      64,929.48
                                                                                             18.64      65,258.45
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.68      92,087.94
                                                                                             13.87      72,158.50
                                                                                             12.16      62,231.60
                                                                                             13.93      53,131.96
                                                                                             16.31      48,623.59
                                                                                             14.90      42,144.23
                                                                                             14.36      37,316.30
                                                                                             13.98      35,970.16
                                                                                             17.59      26,234.06
MFS(Reg. TM) Total Return Investment Division (Class B)..............................        37.05      22,585.73
                                                                                             39.94      32,559.36
                                                                                             40.06      30,280.10
                                                                                             43.76      22,203.89
                                                                                             51.00      21,206.04
                                                                                             54.25      19,940.58
                                                                                             53.04      18,678.15
                                                                                             56.72      23,199.25
                                                                                             62.46      21,371.72
MFS(Reg. TM) Value Investment Division (Class B).....................................        10.32      82,838.62
                                                                                             11.26      79,870.58
                                                                                             11.13      83,615.84
                                                                                             12.71      77,151.18

                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          12.71
                                                                                  2014          16.89
                                                                                  2015          18.33
                                                                                  2016          17.93
                                                                                  2017          20.08
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.56
                                                                                  2010           8.06
                                                                                  2011           8.79
                                                                                  2012           8.58
                                                                                  2013           9.59
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.13
                                                                                  2011          14.04
                                                                                  2012          12.83
                                                                                  2013          13.77
                                                                                  2014          18.79
                                                                                  2015          18.63
                                                                                  2016          17.37
                                                                                  2017          15.61
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.94
                                                                                  2010          11.11
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.26
                                                                                  2011          15.58
                                                                                  2012          16.14
                                                                                  2013          17.38
                                                                                  2014          23.58
                                                                                  2015          23.08
                                                                                  2016          22.74
                                                                                  2017          26.44
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.87
                                                                                  2010          12.39
                                                                                  2011          14.95
                                                                                  2012          13.90
                                                                                  2013          14.37
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.48
                                                                                  2010          15.42
                                                                                  2011          17.55
                                                                                  2012          15.78
                                                                                  2013          18.77
                                                                                  2014          23.42
                                                                                  2015          23.49
                                                                                  2016          23.96
                                                                                  2017          23.58
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.52
                                                                                  2011           9.01
                                                                                  2012           8.23
                                                                                  2013           9.88
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.95
                                                                                  2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.21
                                                                                  2010          12.58
                                                                                  2011          13.30
                                                                                  2012          14.52
                                                                                  2013          15.55
                                                                                  2014          13.85
                                                                                  2015          13.99
                                                                                  2016          13.30
                                                                                  2017          13.71
PIMCO Total Return Investment Division (Class B)................................. 2009          12.62
                                                                                  2010          14.75
                                                                                  2011          15.66
                                                                                  2012          15.87
                                                                                  2013          17.02
                                                                                  2014          16.39
                                                                                  2015          16.76
                                                                                  2016          16.45
                                                                                  2017          16.57
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.72



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         16.89      88,867.08
                                                                                         18.33      81,844.41
                                                                                         17.93      72,005.88
                                                                                         20.08      69,684.44
                                                                                         23.18      61,162.12
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.06       6,100.76
                                                                                          8.79      25,257.28
                                                                                          8.58      12,112.32
                                                                                          9.59       6,355.73
                                                                                         10.49           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.04      41,223.63
                                                                                         12.83      34,027.59
                                                                                         13.77      31,315.94
                                                                                         18.79      27,268.46
                                                                                         18.63      23,581.57
                                                                                         17.37      22,388.00
                                                                                         15.61      16,340.51
                                                                                         21.44      14,103.15
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.11      31,711.28
                                                                                         12.01           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.58      65,563.25
                                                                                         16.14      64,459.75
                                                                                         17.38      60,626.93
                                                                                         23.58      57,320.15
                                                                                         23.08      55,376.06
                                                                                         22.74      47,354.51
                                                                                         26.44      40,567.28
                                                                                         29.97      40,408.87
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.39      19,436.74
                                                                                         14.95      15,581.38
                                                                                         13.90      15,243.07
                                                                                         14.37      12,198.72
                                                                                         15.56           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.42      55,937.51
                                                                                         17.55      56,343.88
                                                                                         15.78      60,874.45
                                                                                         18.77      57,462.68
                                                                                         23.42      56,332.95
                                                                                         23.49      53,468.30
                                                                                         23.96      49,244.76
                                                                                         23.58      33,159.00
                                                                                         31.65      22,795.57
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.52       5,169.57
                                                                                          9.01       3,325.29
                                                                                          8.23       3,156.99
                                                                                          9.88       1,369.79
                                                                                         10.48           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      54,517.11
                                                                                          0.95      78,022.75
                                                                                          1.04      68,218.88
                                                                                          1.15      83,189.26
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.58     172,066.28
                                                                                         13.30     193,971.91
                                                                                         14.52     190,819.19
                                                                                         15.55     228,919.55
                                                                                         13.85     183,200.40
                                                                                         13.99     154,952.21
                                                                                         13.30     147,308.66
                                                                                         13.71     118,798.57
                                                                                         13.93      99,690.60
PIMCO Total Return Investment Division (Class B).................................        14.75     173,517.93
                                                                                         15.66     170,359.73
                                                                                         15.87     168,837.45
                                                                                         17.02     179,548.12
                                                                                         16.39     151,516.07
                                                                                         16.76     132,518.39
                                                                                         16.45     137,315.41
                                                                                         16.57     138,577.43
                                                                                         17.00     128,059.97
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.72       2,190.56
                                                                                         10.85       9,190.40

                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.85          10.17       7,444.31
                                                                               2014          10.17          10.74       8,952.73
                                                                               2015          10.74          10.59      10,356.36
                                                                               2016          10.59          10.53      14,849.80
                                                                               2017          10.53          10.61      10,019.13
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06      35,337.19
                                                                               2013           1.06           1.15      55,458.31
                                                                               2014           1.15           1.21     102,806.40
                                                                               2015           1.21           1.18     132,909.28
                                                                               2016           1.18           1.22     100,028.34
                                                                               2017           1.22           1.37      50,701.24
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.71           0.00
                                                                               2014          10.71          11.43       5,031.27
                                                                               2015          11.43          11.08       8,259.39
                                                                               2016          11.08          11.37       4,489.19
                                                                               2017          11.37          13.00       4,321.21
SSGA Growth and Income ETF Investment Division (Class B)...................... 2009           7.35          10.35      26,517.02
                                                                               2010          10.35          11.40      26,197.60
                                                                               2011          11.40          11.31      64,333.23
                                                                               2012          11.31          12.53      74,835.87
                                                                               2013          12.53          13.90      78,621.84
                                                                               2014          13.90          14.43      61,527.31
                                                                               2015          14.43          13.89      54,317.18
                                                                               2016          13.89          14.43      46,810.18
                                                                               2017          14.43          16.41      43,140.92
SSGA Growth ETF Investment Division (Class B)................................. 2009           6.50           9.81       6,822.99
                                                                               2010           9.81          10.99      28,040.12
                                                                               2011          10.99          10.56      30,414.23
                                                                               2012          10.56          11.93      40,538.00
                                                                               2013          11.93          13.82      35,136.81
                                                                               2014          13.82          14.30      89,460.69
                                                                               2015          14.30          13.71      17,092.67
                                                                               2016          13.71          14.39      16,838.43
                                                                               2017          14.39          16.90      16,025.40
T. Rowe Price Large Cap Growth Investment Division (Class B).................. 2013          16.31          20.54      86,860.56
                                                                               2014          20.54          21.94      86,013.48
                                                                               2015          21.94          23.80      77,179.19
                                                                               2016          23.80          23.72      65,122.53
                                                                               2017          23.72          31.09      55,034.62
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))................................. 2009           3.05           5.28     157,682.56
                                                                               2010           5.28           6.62     121,850.30
                                                                               2011           6.62           5.85     150,354.41
                                                                               2012           5.85           6.44     141,684.60
                                                                               2013           6.44           6.72           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................... 2009           4.98           7.99     111,852.90
                                                                               2010           7.99          10.02     101,209.47
                                                                               2011          10.02           9.68     118,556.02
                                                                               2012           9.68          10.80     117,483.43
                                                                               2013          10.80          14.48     109,934.09
                                                                               2014          14.48          16.03     106,590.46
                                                                               2015          16.03          16.79     115,442.41
                                                                               2016          16.79          17.50      84,344.36
                                                                               2017          17.50          21.43      68,186.46
T. Rowe Price Small Cap Growth Investment Division (Class B).................. 2009           8.21          12.88      15,541.86
                                                                               2010          12.88          17.03      41,116.24
                                                                               2011          17.03          16.96      46,691.58
                                                                               2012          16.96          19.30      34,418.58
                                                                               2013          19.30          27.32      34,392.47
                                                                               2014          27.32          28.60      27,404.68
                                                                               2015          28.60          28.77      32,520.87
                                                                               2016          28.77          31.48      30,407.93
                                                                               2017          31.48          37.87      32,152.79
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).... 2009          11.02          14.70           0.00
                                                                               2010          14.70          18.63           0.00
                                                                               2011          18.63          15.24         168.86
                                                                               2012          15.24          15.34         173.06
                                                                               2013          15.34          16.68         171.26
                                                                               2014          16.68          13.29         173.61
                                                                               2015          13.29           8.77           0.00
                                                                               2016           8.77          12.38           0.00
                                                                               2017          12.38          12.06           0.00

                                           1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2009          10.77          19.13     127,623.80
                                                                            2010          19.13          23.67     121,194.18
                                                                            2011          23.67          21.69     114,900.12
                                                                            2012          21.69          23.95           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2012          23.83          24.42      99,368.27
                                                                            2013          24.42          31.24      88,584.76
                                                                            2014          31.24          33.63      86,358.64
                                                                            2015          33.63          30.05      75,905.23
                                                                            2016          30.05          34.07      63,849.57
                                                                            2017          34.07          36.62      59,257.62
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)......................................................... 2016          27.22          28.15     108,850.92
                                                                            2017          28.15          29.83      84,530.80
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))........................................................ 2009          15.05          19.58      76,881.91
                                                                            2010          19.58          21.71      61,005.86
                                                                            2011          21.71          22.26      58,326.73
                                                                            2012          22.26          24.68      50,135.02
                                                                            2013          24.68          26.16      44,303.48
                                                                            2014          26.16          26.92      51,555.69
                                                                            2015          26.92          25.86      60,061.68
                                                                            2016          25.86          26.60           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)......................................................... 2016          27.77          28.75      19,395.97
                                                                            2017          28.75          30.48      19,165.53
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.48          21.08           0.00
                                                                            2010          21.08          23.19       7,705.09
                                                                            2011          23.19          23.55       2,399.47
                                                                            2012          23.55          25.77       2,353.19
                                                                            2013          25.77          25.65       2,467.63
                                                                            2014          25.65          26.30       2,451.46
                                                                            2015          26.30          25.44       2,555.72
                                                                            2016          25.44          26.04           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          15.20          15.60      83,005.49
                                                                            2010          15.60          16.15      74,942.08
                                                                            2011          16.15          16.69      73,064.82
                                                                            2012          16.69          16.88      64,171.13
                                                                            2013          16.88          16.42      60,914.13
                                                                            2014          16.42          16.53      55,951.95
                                                                            2015          16.53          16.28      48,576.25
                                                                            2016          16.28          16.15      45,372.48
                                                                            2017          16.15          16.12      42,352.58





                                                                                         AT 2.10 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.56          23.73     133,850.54
                                                                                2010          23.73          28.45     120,731.04
                                                                                2011          28.45          22.52     123,236.33
                                                                                2012          22.52          26.06     116,237.38
                                                                                2013          26.06          32.74     107,648.54
                                                                                2014          32.74          32.74     101,996.41
                                                                                2015          32.74          32.14      87,779.47
                                                                                2016          32.14          32.14      77,546.83
                                                                                2017          32.14          39.62      67,097.26
American Funds Growth-Income Investment Division (Class 2)..................... 2009          53.01          79.41      44,766.37
                                                                                2010          79.41          86.64      42,840.88
                                                                                2011          86.64          83.29      43,369.33
                                                                                2012          83.29          95.81      38,636.02
                                                                                2013          95.81         125.25      37,281.61
                                                                                2014         125.25         135.69      33,099.00
                                                                                2015         135.69         134.81      28,127.35
                                                                                2016         134.81         147.21      24,112.16
                                                                                2017         147.21         176.43      20,467.64

                                     1.90 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.47
                                                                                 2014          11.42
                                                                                 2015          12.03
                                                                                 2016          11.87
                                                                                 2017          12.07
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.86
                                                                                 2011           9.75
                                                                                 2012           9.37
                                                                                 2013          10.43
                                                                                 2014          12.13
                                                                                 2015          12.63
                                                                                 2016          12.30
                                                                                 2017          13.01
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.33
                                                                                 2011           9.28
                                                                                 2012           8.67
                                                                                 2013           9.88
                                                                                 2014          12.13
                                                                                 2015          12.66
                                                                                 2016          12.33
                                                                                 2017          13.18
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.82
                                                                                 2011           9.08
                                                                                 2012           8.50
                                                                                 2013           9.79
                                                                                 2014          12.46
                                                                                 2015          13.23
                                                                                 2016          13.83
                                                                                 2017          14.80
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.27
                                                                                 2011           9.99
                                                                                 2012           9.83
                                                                                 2013          10.69
                                                                                 2014          11.90
                                                                                 2015          12.39
                                                                                 2016          12.07
                                                                                 2017          12.67
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.56
                                                                                 2013          11.46
                                                                                 2014          10.86
                                                                                 2015          11.08
                                                                                 2016           9.83
                                                                                 2017          10.51
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.96
                                                                                 2010          11.72
                                                                                 2011          12.29
                                                                                 2012           9.63
                                                                                 2013          11.27
                                                                                 2014          12.74
                                                                                 2015          12.08
                                                                                 2016          11.60
                                                                                 2017          11.95
BlackRock Bond Income Investment Division (Class B)............................. 2009          40.07
                                                                                 2010          43.48
                                                                                 2011          46.11
                                                                                 2012          48.09
                                                                                 2013          50.62
                                                                                 2014          49.17
                                                                                 2015          51.53
                                                                                 2016          50.73
                                                                                 2017          51.20
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          16.73
                                                                                 2010          24.93



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.70           0.00
                                                                                        10.47      10,196.92
                                                                                        11.42       8,736.47
                                                                                        12.03           0.00
                                                                                        11.87       1,037.06
                                                                                        12.07           0.00
                                                                                        13.46           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
                                                                                         1.00           0.00
                                                                                         1.14           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.86      27,970.76
                                                                                         9.75      82,814.89
                                                                                         9.37      17,918.22
                                                                                        10.43      11,635.74
                                                                                        12.13           0.00
                                                                                        12.63         267.54
                                                                                        12.30         264.77
                                                                                        13.01         261.70
                                                                                        14.92           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.33     255,087.71
                                                                                         9.28     261,969.60
                                                                                         8.67     222,613.88
                                                                                         9.88     236,996.52
                                                                                        12.13     222,655.78
                                                                                        12.66     208,116.97
                                                                                        12.33      65,317.14
                                                                                        13.18         400.41
                                                                                        15.70         339.53
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.82           0.00
                                                                                         9.08           0.00
                                                                                         8.50           0.00
                                                                                         9.79           0.00
                                                                                        12.46           0.00
                                                                                        13.23           0.00
                                                                                        13.83           0.00
                                                                                        14.80           0.00
                                                                                        18.58           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.27     126,901.31
                                                                                         9.99     142,554.69
                                                                                         9.83     119,127.37
                                                                                        10.69     110,369.55
                                                                                        11.90      59,694.33
                                                                                        12.39      50,579.20
                                                                                        12.07       1,860.63
                                                                                        12.67         267.72
                                                                                        14.05           0.00
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56           0.00
                                                                                        11.46      48,698.79
                                                                                        10.86      35,322.11
                                                                                        11.08       6,320.54
                                                                                         9.83       1,158.17
                                                                                        10.51           0.00
                                                                                        11.33           0.00
Baillie Gifford International Stock Investment Division (Class B)...............        11.72      56,459.69
                                                                                        12.29      51,735.32
                                                                                         9.63      41,408.02
                                                                                        11.27      32,784.65
                                                                                        12.74      13,038.35
                                                                                        12.08       3,860.96
                                                                                        11.60       1,519.03
                                                                                        11.95           0.00
                                                                                        15.82           0.00
BlackRock Bond Income Investment Division (Class B).............................        43.48      31,866.39
                                                                                        46.11      32,720.36
                                                                                        48.09      21,184.14
                                                                                        50.62       9,938.75
                                                                                        49.17       4,670.28
                                                                                        51.53       3,649.51
                                                                                        50.73       1,772.60
                                                                                        51.20       1,540.25
                                                                                        52.17       1,686.98
BlackRock Capital Appreciation Investment Division (Class B)....................        24.93      32,122.93
                                                                                        29.22      27,585.25

                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2011          29.22          26.04      19,213.45
                                                                              2012          26.04          29.15      16,291.91
                                                                              2013          29.15          38.30       9,568.80
                                                                              2014          38.30          40.82       6,676.75
                                                                              2015          40.82          42.46       2,432.01
                                                                              2016          42.46          41.60         145.11
                                                                              2017          41.60          54.53         131.40
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.53           0.00
                                                                              2012           9.53          10.21       1,001.18
                                                                              2013          10.21          11.05       5,327.80
                                                                              2014          11.05          11.48      27,050.70
                                                                              2015          11.48          11.25           0.00
                                                                              2016          11.25          11.53           0.00
                                                                              2017          11.53          12.82           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          21.01          20.69      60,834.72
                                                                              2010          20.69          20.30      71,786.02
                                                                              2011          20.30          19.92      91,698.99
                                                                              2012          19.92          19.54      40,429.33
                                                                              2013          19.54          19.18      29,766.69
                                                                              2014          19.18          18.82      14,820.31
                                                                              2015          18.82          18.46      15,080.73
                                                                              2016          18.46          18.13       8,607.06
                                                                              2017          18.13          17.91       9,221.66
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.23           9.63      37,661.30
                                                                              2010           9.63          10.93      35,219.52
                                                                              2011          10.93          11.83           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.80          10.07      30,722.28
                                                                              2012          10.07          11.53       4,375.56
                                                                              2013          11.53          14.65       1,832.40
                                                                              2014          14.65          15.11           0.00
                                                                              2015          15.11          14.53           0.00
                                                                              2016          14.53          15.54           0.00
                                                                              2017          15.54          18.74           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.02          11.07     201,900.23
                                                                              2010          11.07          11.96     208,544.25
                                                                              2011          11.96          12.11     238,437.67
                                                                              2012          12.11          12.98     222,599.53
                                                                              2013          12.98          13.28     203,454.69
                                                                              2014          13.28          13.61      69,497.59
                                                                              2015          13.61          13.28           0.00
                                                                              2016          13.28          13.62           0.00
                                                                              2017          13.62          14.29           0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.25          10.80     473,752.58
                                                                              2010          10.80          11.82     452,081.81
                                                                              2011          11.82          11.72     376,381.65
                                                                              2012          11.72          12.81     345,071.47
                                                                              2013          12.81          13.95     234,383.72
                                                                              2014          13.95          14.36      72,723.03
                                                                              2015          14.36          13.94       5,761.00
                                                                              2016          13.94          14.51       3,662.56
                                                                              2017          14.51          15.75           0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))................... 2009           7.50          10.46   1,200,612.88
                                                                              2010          10.46          11.61   1,154,659.46
                                                                              2011          11.61          11.24     957,458.28
                                                                              2012          11.24          12.49     792,478.32
                                                                              2013          12.49          14.45     605,239.73
                                                                              2014          14.45          14.90     278,323.90
                                                                              2015          14.90          14.43      59,510.99
                                                                              2016          14.43          15.17       7,281.48
                                                                              2017          15.17          17.08           0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)........... 2013          11.34          12.88      22,145.67
                                                                              2014          12.88          12.81           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))................... 2009           6.83          10.07   1,486,827.03
                                                                              2010          10.07          11.33   1,457,889.75

                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          11.33
                                                                                 2012          10.70
                                                                                 2013          12.11
                                                                                 2014          14.77
                                                                                 2015          15.25
                                                                                 2016          14.71
                                                                                 2017          15.61
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................ 2009           6.14
                                                                                 2010           8.84
                                                                                 2011           9.54
                                                                                 2012           9.20
                                                                                 2013          10.48
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................... 2011           9.99
                                                                                 2012           9.35
                                                                                 2013          10.37
                                                                                 2014          11.64
                                                                                 2015          12.52
                                                                                 2016          11.78
                                                                                 2017          12.53
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.37
                                                                                 2010          10.12
                                                                                 2011          12.28
                                                                                 2012           9.79
                                                                                 2013          11.42
                                                                                 2014          10.65
                                                                                 2015           9.77
                                                                                 2016           8.26
                                                                                 2017           9.04
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          14.88
                                                                                 2010          24.38
                                                                                 2011          27.45
                                                                                 2012          28.69
                                                                                 2013          31.40
                                                                                 2014          42.06
                                                                                 2015          41.96
                                                                                 2016          37.19
                                                                                 2017          44.76
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.30
                                                                                 2010          14.18
                                                                                 2011          17.05
                                                                                 2012          14.01
                                                                                 2013          16.21
                                                                                 2014          20.30
                                                                                 2015          18.58
                                                                                 2016          19.28
                                                                                 2017          20.02
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.18
                                                                                 2012          10.19
                                                                                 2013          10.73
                                                                                 2014          10.94
                                                                                 2015          10.81
                                                                                 2016          10.52
                                                                                 2017          11.28
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.73
                                                                                 2013           9.96
                                                                                 2014           9.89
                                                                                 2015           9.81
                                                                                 2016           9.56
                                                                                 2017           9.68
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        10.70   1,316,678.75
                                                                                        12.11   1,113,869.50
                                                                                        14.77     844,624.06
                                                                                        15.25     342,979.57
                                                                                        14.71      49,269.33
                                                                                        15.61           0.00
                                                                                        18.25           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................         8.84      16,238.36
                                                                                         9.54      16,825.07
                                                                                         9.20      22,126.52
                                                                                        10.48      22,317.25
                                                                                        11.26           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))....................................         9.35           0.00
                                                                                        10.37       6,319.06
                                                                                        11.64      16,703.63
                                                                                        12.52           0.00
                                                                                        11.78           0.00
                                                                                        12.53           0.00
                                                                                        14.55           0.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.12           0.00
                                                                                        12.28           0.00
                                                                                         9.79           0.00
                                                                                        11.42           0.00
                                                                                        10.65           0.00
                                                                                         9.77           0.00
                                                                                         8.26           0.00
                                                                                         9.04           0.00
                                                                                        11.38           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        24.38      24,533.12
                                                                                        27.45      21,555.96
                                                                                        28.69      10,591.13
                                                                                        31.40       5,893.26
                                                                                        42.06       3,013.17
                                                                                        41.96         593.66
                                                                                        37.19       1,078.57
                                                                                        44.76           0.00
                                                                                        49.43           0.00
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.18           0.00
                                                                                        17.05           0.00
                                                                                        14.01           0.00
                                                                                        16.21           0.00
                                                                                        20.30           0.00
                                                                                        18.58           0.00
                                                                                        19.28           0.00
                                                                                        20.02           0.00
                                                                                        25.63           0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.18           0.00
                                                                                        10.19           0.00
                                                                                        10.73           0.00
                                                                                        10.94           0.00
                                                                                        10.81           0.00
                                                                                        10.52           0.00
                                                                                        11.28           0.00
                                                                                        11.47           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.73           0.00
                                                                                         9.96         718.70
                                                                                         9.89         717.18
                                                                                         9.81       1,056.05
                                                                                         9.56       1,246.99
                                                                                         9.68           0.00
                                                                                         9.62           0.00
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.86           0.00

                                   1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2010          10.86
                                                                                         2011          12.09
                                                                                         2012          11.83
                                                                                         2013          13.26
                                                                                         2014          13.15
                                                                                         2015          13.05
                                                                                         2016          12.27
                                                                                         2017          12.14
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))..................................................................... 2009          17.16
                                                                                         2010          27.76
                                                                                         2011          30.43
                                                                                         2012          28.58
                                                                                         2013          31.58
                                                                                         2014          41.32
                                                                                         2015          44.74
                                                                                         2016          44.84
                                                                                         2017          47.10
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B)).............................................................................. 2009          36.31
                                                                                         2010          50.12
                                                                                         2011          55.30
                                                                                         2012          54.40
                                                                                         2013          60.53
                                                                                         2014          79.76
                                                                                         2015          88.82
                                                                                         2016          91.07
                                                                                         2017          96.75
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.54
                                                                                         2010          12.10
                                                                                         2011          13.79
                                                                                         2012          12.77
                                                                                         2013          15.79
                                                                                         2014          16.04
                                                                                         2015          17.83
                                                                                         2016          17.25
                                                                                         2017          17.07
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.11
                                                                                         2010           5.92
                                                                                         2011           7.19
                                                                                         2012           7.28
                                                                                         2013           8.47
                                                                                         2014          12.10
                                                                                         2015          14.11
                                                                                         2016          13.29
                                                                                         2017          13.39
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          81.95
                                                                                         2010         125.43
                                                                                         2011         134.63
                                                                                         2012         122.14
                                                                                         2013         146.81
                                                                                         2014         185.51
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.21
                                                                                         2010           5.37
                                                                                         2011           5.65
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.85
                                                                                         2010          35.52
                                                                                         2011          40.08
                                                                                         2012          38.05
                                                                                         2013          41.33
                                                                                         2014          53.70
                                                                                         2015          58.42
                                                                                         2016          58.82
                                                                                         2017          60.69
Harris Oakmark International Investment Division (Class B).............................. 2009           8.69
                                                                                         2010          16.67
                                                                                         2011          19.04
                                                                                         2012          16.02
                                                                                         2013          20.32



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                12.09           0.00
                                                                                                11.83           0.00
                                                                                                13.26           0.00
                                                                                                13.15           0.00
                                                                                                13.05           0.00
                                                                                                12.27           0.00
                                                                                                12.14           0.00
                                                                                                11.93           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).....................................................................        27.76      93,931.28
                                                                                                30.43      76,707.44
                                                                                                28.58      61,723.15
                                                                                                31.58      36,269.31
                                                                                                41.32      15,419.61
                                                                                                44.74       5,375.21
                                                                                                44.84       1,831.28
                                                                                                47.10           0.00
                                                                                                54.91           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))..............................................................................        50.12       7,150.95
                                                                                                55.30       6,646.17
                                                                                                54.40       6,227.61
                                                                                                60.53       5,490.83
                                                                                                79.76       4,233.25
                                                                                                88.82       3,900.38
                                                                                                91.07          82.35
                                                                                                96.75           0.00
                                                                                               115.76           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.10     165,120.49
                                                                                                13.79     140,931.28
                                                                                                12.77      97,804.00
                                                                                                15.79      56,685.05
                                                                                                16.04      18,095.58
                                                                                                17.83       7,859.36
                                                                                                17.25       4,062.18
                                                                                                17.07         523.17
                                                                                                18.55         522.83
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.92      26,507.40
                                                                                                 7.19      24,478.31
                                                                                                 7.28      32,838.09
                                                                                                 8.47      22,047.84
                                                                                                12.10       6,392.41
                                                                                                14.11      48,961.90
                                                                                                13.29      22,159.79
                                                                                                13.39       5,148.43
                                                                                                15.56       5,007.83
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       125.43      19,058.63
                                                                                               134.63      16,513.69
                                                                                               122.14      12,544.74
                                                                                               146.81       8,229.45
                                                                                               185.51       5,146.69
                                                                                               192.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.37      34,986.48
                                                                                                 5.65      32,615.78
                                                                                                 6.00           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        35.52      17,182.90
                                                                                                40.08      17,155.79
                                                                                                38.05      14,094.02
                                                                                                41.33       8,984.42
                                                                                                53.70       4,311.27
                                                                                                58.42       3,442.69
                                                                                                58.82       2,145.02
                                                                                                60.69           0.00
                                                                                                74.40           0.00
Harris Oakmark International Investment Division (Class B)..............................        16.67     119,933.22
                                                                                                19.04     114,999.87
                                                                                                16.02      93,815.40
                                                                                                20.32      71,549.45
                                                                                                26.02      29,524.48

                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2014          26.02          24.05      13,695.59
                                                                             2015          24.05          22.53       7,565.52
                                                                             2016          22.53          23.91           0.00
                                                                             2017          23.91          30.60           0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     169,199.75
                                                                             2013           1.04           1.04     132,514.14
                                                                             2014           1.04           1.08      49,533.39
                                                                             2015           1.08           1.01           0.00
                                                                             2016           1.01           1.11           0.00
                                                                             2017           1.11           1.20           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.04          12.26      15,246.90
                                                                             2010          12.26          15.18      13,861.64
                                                                             2011          15.18          14.73       7,758.67
                                                                             2012          14.73          17.09       6,398.56
                                                                             2013          17.09          23.51          37.85
                                                                             2014          23.51          24.89           0.00
                                                                             2015          24.89          24.01           0.00
                                                                             2016          24.01          26.25           0.00
                                                                             2017          26.25          32.28           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.04           4.45     128,963.43
                                                                             2010           4.45           4.86     125,066.30
                                                                             2011           4.86           4.78     104,116.98
                                                                             2012           4.78           5.42     129,986.73
                                                                             2013           5.42           7.27      53,842.70
                                                                             2014           7.27           7.76      18,050.81
                                                                             2015           7.76           8.41       9,588.85
                                                                             2016           8.41           8.24       5,723.81
                                                                             2017           8.24          11.08       4,794.56
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.77           7.45      74,881.02
                                                                             2010           7.45           8.00      61,032.50
                                                                             2011           8.00           7.74      52,590.38
                                                                             2012           7.74           8.69           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.95          10.38           0.00
                                                                             2014          10.38          10.70           0.00
                                                                             2015          10.70          10.55           0.00
                                                                             2016          10.55          10.59           0.00
                                                                             2017          10.59          10.73           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.84           9.81           0.00
                                                                             2010           9.81          10.21           0.00
                                                                             2011          10.21          10.60           0.00
                                                                             2012          10.60          10.91           0.00
                                                                             2013          10.91          10.88           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     129,992.62
                                                                             2013           1.04           1.13      45,293.03
                                                                             2014           1.13           1.19           0.00
                                                                             2015           1.19           1.18      12,790.29
                                                                             2016           1.18           1.19           0.00
                                                                             2017           1.19           1.36           0.00
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.64          12.21           0.00
                                                                             2010          12.21          14.28           0.00
                                                                             2011          14.28          12.56           0.00
                                                                             2012          12.56          14.22           0.00
                                                                             2013          14.22          18.54           0.00
                                                                             2014          18.54          18.99           0.00
                                                                             2015          18.99          17.25           0.00
                                                                             2016          17.25          22.08           0.00
                                                                             2017          22.08          22.39           0.00
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.14          10.64           0.00
                                                                             2010          10.64          12.74           0.00
                                                                             2011          12.74          12.31           0.00
                                                                             2012          12.31          14.12           0.00
                                                                             2013          14.12          16.23       7,771.43
                                                                             2014          16.23          16.48       3,260.38
                                                                             2015          16.48          16.37         733.71
                                                                             2016          16.37          16.83         981.61
                                                                             2017          16.83          20.31         981.61
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.46           9.98      12,803.01
                                                                             2010           9.98          10.95      17,998.72
                                                                             2011          10.95          10.97      17,328.70
                                                                             2012          10.97          12.11       9,769.16
                                                                             2013          12.11          12.62           0.00

                                 1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2009          17.36
                                                                                      2010          26.34
                                                                                      2011          32.87
                                                                                      2012          32.36
                                                                                      2013          36.28
                                                                                      2014          50.09
                                                                                      2015          50.87
                                                                                      2016          49.04
                                                                                      2017          57.24
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))......................... 2009          13.55
                                                                                      2010          14.08
                                                                                      2011          14.61
                                                                                      2012          15.38
                                                                                      2013          15.63
                                                                                      2014          14.95
                                                                                      2015          15.47
                                                                                      2016          15.19
                                                                                      2017          15.23
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.28
                                                                                      2010          13.35
                                                                                      2011          16.51
                                                                                      2012          15.84
                                                                                      2013          18.24
                                                                                      2014          23.77
                                                                                      2015          25.48
                                                                                      2016          24.34
                                                                                      2017          28.69
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.14
                                                                                      2010          11.38
                                                                                      2011          12.05
                                                                                      2012          10.33
                                                                                      2013          11.96
                                                                                      2014          14.26
                                                                                      2015          13.12
                                                                                      2016          12.70
                                                                                      2017          12.59
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.20
                                                                                      2016           1.16
                                                                                      2017           1.19
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.76
                                                                                      2010          13.66
                                                                                      2011          16.97
                                                                                      2012          15.93
                                                                                      2013          18.14
                                                                                      2014          24.60
                                                                                      2015          25.29
                                                                                      2016          23.70
                                                                                      2017          28.13
MetLife Stock Index Investment Division (Class B).................................... 2009          20.66
                                                                                      2010          30.95
                                                                                      2011          34.77
                                                                                      2012          34.68
                                                                                      2013          39.27
                                                                                      2014          50.75
                                                                                      2015          56.32
                                                                                      2016          55.76
                                                                                      2017          60.94
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.32
                                                                                      2010           9.88
                                                                                      2011          10.57
                                                                                      2012          10.58
                                                                                      2013          11.83
                                                                                      2014          15.29
                                                                                      2015          16.46
                                                                                      2016          15.15
                                                                                      2017          17.56
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.76
                                                                                      2010          12.63
                                                                                      2011          13.80



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Core Investment Division (Class B)...........................        26.34      26,080.49
                                                                                             32.87      19,479.52
                                                                                             32.36      15,495.21
                                                                                             36.28      10,413.51
                                                                                             50.09       3,461.91
                                                                                             50.87       1,492.05
                                                                                             49.04         159.35
                                                                                             57.24           0.00
                                                                                             64.57           0.00
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).........................        14.08     648,999.95
                                                                                             14.61     609,002.36
                                                                                             15.38     425,655.66
                                                                                             15.63     238,730.78
                                                                                             14.95     137,346.23
                                                                                             15.47      56,859.53
                                                                                             15.19      21,638.11
                                                                                             15.23         864.53
                                                                                             15.38           0.00
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.35     186,745.18
                                                                                             16.51     164,139.74
                                                                                             15.84     113,987.33
                                                                                             18.24      74,476.81
                                                                                             23.77      28,508.31
                                                                                             25.48      16,574.51
                                                                                             24.34       7,039.35
                                                                                             28.69       1,997.51
                                                                                             32.56       1,950.03
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.38     377,826.43
                                                                                             12.05     332,523.19
                                                                                             10.33     287,636.39
                                                                                             11.96     180,283.34
                                                                                             14.26      90,225.56
                                                                                             13.12      32,286.79
                                                                                             12.70      15,427.67
                                                                                             12.59       3,855.23
                                                                                             15.39       3,530.51
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12      29,655.99
                                                                                              1.20      11,394.19
                                                                                              1.16      11,276.24
                                                                                              1.19      11,145.09
                                                                                              1.35           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.66     112,696.60
                                                                                             16.97      94,942.90
                                                                                             15.93      68,344.22
                                                                                             18.14      44,442.72
                                                                                             24.60      16,265.16
                                                                                             25.29      10,553.14
                                                                                             23.70       3,705.74
                                                                                             28.13           0.00
                                                                                             31.57           0.00
MetLife Stock Index Investment Division (Class B)....................................        30.95     466,043.22
                                                                                             34.77     412,096.86
                                                                                             34.68     308,103.12
                                                                                             39.27     177,531.71
                                                                                             50.75      82,218.37
                                                                                             56.32      35,446.70
                                                                                             55.76      11,924.44
                                                                                             60.94           0.00
                                                                                             72.50           0.00
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................         9.88      88,296.99
                                                                                             10.57      82,995.35
                                                                                             10.58      53,100.64
                                                                                             11.83      35,516.80
                                                                                             15.29      10,577.05
                                                                                             16.46       4,030.50
                                                                                             15.15         883.92
                                                                                             17.56           0.00
                                                                                             18.50           0.00
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.63     134,187.84
                                                                                             13.80      94,715.71
                                                                                             12.09      64,875.97

                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2012          12.09
                                                                                 2013          13.85
                                                                                 2014          16.20
                                                                                 2015          14.79
                                                                                 2016          14.26
                                                                                 2017          13.87
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          28.11
                                                                                 2010          36.64
                                                                                 2011          39.47
                                                                                 2012          39.56
                                                                                 2013          43.21
                                                                                 2014          50.32
                                                                                 2015          53.50
                                                                                 2016          52.29
                                                                                 2017          55.88
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.08
                                                                                 2010          10.26
                                                                                 2011          11.20
                                                                                 2012          11.06
                                                                                 2013          12.62
                                                                                 2014          16.76
                                                                                 2015          18.18
                                                                                 2016          17.78
                                                                                 2017          19.90
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.56
                                                                                 2010           8.05
                                                                                 2011           8.77
                                                                                 2012           8.56
                                                                                 2013           9.57
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.05
                                                                                 2011          13.95
                                                                                 2012          12.74
                                                                                 2013          13.66
                                                                                 2014          18.63
                                                                                 2015          18.47
                                                                                 2016          17.21
                                                                                 2017          15.45
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................ 2009           7.89
                                                                                 2010          11.04
Neuberger Berman Genesis Investment Division (Class B).......................... 2010          14.19
                                                                                 2011          15.50
                                                                                 2012          16.04
                                                                                 2013          17.27
                                                                                 2014          23.42
                                                                                 2015          22.91
                                                                                 2016          22.57
                                                                                 2017          26.22
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B)).......................................... 2009           7.84
                                                                                 2010          12.34
                                                                                 2011          14.88
                                                                                 2012          13.83
                                                                                 2013          14.29
Oppenheimer Global Equity Investment Division (Class B)......................... 2009           9.42
                                                                                 2010          15.32
                                                                                 2011          17.43
                                                                                 2012          15.66
                                                                                 2013          18.62
                                                                                 2014          23.23
                                                                                 2015          23.28
                                                                                 2016          23.74
                                                                                 2017          23.35
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))............................. 2009           5.56
                                                                                 2010           8.51
                                                                                 2011           8.99
                                                                                 2012           8.22
                                                                                 2013           9.85
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)...... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           0.95
                                                                                 2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B).................... 2009          11.18



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.85      42,370.42
                                                                                        16.20      25,939.86
                                                                                        14.79       9,847.65
                                                                                        14.26       5,489.93
                                                                                        13.87           0.00
                                                                                        17.44           0.00
MFS(Reg. TM) Total Return Investment Division (Class B).........................        36.64      45,504.43
                                                                                        39.47      17,454.29
                                                                                        39.56      12,485.29
                                                                                        43.21       7,634.49
                                                                                        50.32       7,742.99
                                                                                        53.50       2,998.77
                                                                                        52.29       2,416.40
                                                                                        55.88         859.44
                                                                                        61.51         880.24
MFS(Reg. TM) Value Investment Division (Class B)................................        10.26     102,381.33
                                                                                        11.20      99,328.28
                                                                                        11.06      56,589.83
                                                                                        12.62      19,778.13
                                                                                        16.76      18,173.68
                                                                                        18.18       8,376.83
                                                                                        17.78       1,791.28
                                                                                        19.90           0.00
                                                                                        22.96           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.05       3,545.72
                                                                                         8.77       6,822.77
                                                                                         8.56       7,339.09
                                                                                         9.57       4,259.23
                                                                                        10.47           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.95      35,815.76
                                                                                        12.74      28,497.50
                                                                                        13.66      24,455.64
                                                                                        18.63       4,985.15
                                                                                        18.47       1,920.59
                                                                                        17.21         247.81
                                                                                        15.45           0.00
                                                                                        21.22           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................        11.04      35,055.02
                                                                                        11.93           0.00
Neuberger Berman Genesis Investment Division (Class B)..........................        15.50      71,819.20
                                                                                        16.04      37,288.47
                                                                                        17.27      17,454.71
                                                                                        23.42       9,922.36
                                                                                        22.91       1,476.33
                                                                                        22.57           0.00
                                                                                        26.22           0.00
                                                                                        29.71           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))..........................................        12.34      20,880.98
                                                                                        14.88      17,578.79
                                                                                        13.83      12,222.24
                                                                                        14.29       7,105.46
                                                                                        15.47           0.00
Oppenheimer Global Equity Investment Division (Class B).........................        15.32      65,780.18
                                                                                        17.43      60,043.00
                                                                                        15.66      54,762.86
                                                                                        18.62      25,314.02
                                                                                        23.23       6,568.96
                                                                                        23.28       2,933.58
                                                                                        23.74       1,176.65
                                                                                        23.35           0.00
                                                                                        31.33           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................         8.51       1,867.62
                                                                                         8.99       1,657.67
                                                                                         8.22       2,064.61
                                                                                         9.85         914.81
                                                                                        10.46           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)......         1.03           0.00
                                                                                         0.95      12,057.57
                                                                                         1.04           0.00
                                                                                         1.15           0.00
PIMCO Inflation Protected Bond Investment Division (Class B)....................        12.53     199,402.13

                                1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                           BEGINNING OF
                                                                                               YEAR
                                                                                           ACCUMULATION
INVESTMENT DIVISION                                                                 YEAR    UNIT VALUE
---------------------------------------------------------------------------------- ------ --------------
                                                                                   2010          12.53
                                                                                   2011          13.25
                                                                                   2012          14.45
                                                                                   2013          15.47
                                                                                   2014          13.77
                                                                                   2015          13.91
                                                                                   2016          13.22
                                                                                   2017          13.62
PIMCO Total Return Investment Division (Class B).................................. 2009          12.57
                                                                                   2010          14.69
                                                                                   2011          15.59
                                                                                   2012          15.78
                                                                                   2013          16.92
                                                                                   2014          16.28
                                                                                   2015          16.64
                                                                                   2016          16.33
                                                                                   2017          16.44
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)....... 2011           9.99
                                                                                   2012          10.71
                                                                                   2013          10.84
                                                                                   2014          10.16
                                                                                   2015          10.72
                                                                                   2016          10.56
                                                                                   2017          10.50
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............ 2012           1.01
                                                                                   2013           1.06
                                                                                   2014           1.15
                                                                                   2015           1.21
                                                                                   2016           1.18
                                                                                   2017           1.22
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).......... 2013          10.21
                                                                                   2014          10.71
                                                                                   2015          11.42
                                                                                   2016          11.06
                                                                                   2017          11.35
SSGA Growth and Income ETF Investment Division (Class B).......................... 2009           7.34
                                                                                   2010          10.33
                                                                                   2011          11.37
                                                                                   2012          11.28
                                                                                   2013          12.49
                                                                                   2014          13.84
                                                                                   2015          14.37
                                                                                   2016          13.82
                                                                                   2017          14.34
SSGA Growth ETF Investment Division (Class B)..................................... 2009           6.49
                                                                                   2010           9.79
                                                                                   2011          10.96
                                                                                   2012          10.53
                                                                                   2013          11.88
                                                                                   2014          13.77
                                                                                   2015          14.23
                                                                                   2016          13.64
                                                                                   2017          14.31
T. Rowe Price Large Cap Growth Investment Division (Class B)...................... 2013          16.20
                                                                                   2014          20.38
                                                                                   2015          21.76
                                                                                   2016          23.60
                                                                                   2017          23.51
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))..................................... 2009           3.04
                                                                                   2010           5.25
                                                                                   2011           6.58
                                                                                   2012           5.82
                                                                                   2013           6.40
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................ 2009           4.96
                                                                                   2010           7.96
                                                                                   2011           9.97
                                                                                   2012           9.62
                                                                                   2013          10.73
                                                                                   2014          14.38
                                                                                   2015          15.92
                                                                                   2016          16.66
                                                                                   2017          17.36
T. Rowe Price Small Cap Growth Investment Division (Class B)...................... 2009           8.16



                                                                                                    NUMBER OF
                                                                                     END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                  UNIT VALUE        YEAR
---------------------------------------------------------------------------------- -------------- -------------
                                                                                          13.25     173,863.50
                                                                                          14.45      93,195.87
                                                                                          15.47      81,499.24
                                                                                          13.77      35,222.21
                                                                                          13.91      19,188.81
                                                                                          13.22      10,153.15
                                                                                          13.62       1,107.97
                                                                                          13.83         939.50
PIMCO Total Return Investment Division (Class B)..................................        14.69     278,755.04
                                                                                          15.59     287,166.30
                                                                                          15.78     215,060.45
                                                                                          16.92     116,709.73
                                                                                          16.28      38,809.98
                                                                                          16.64      16,577.26
                                                                                          16.33       3,270.82
                                                                                          16.44           0.00
                                                                                          16.86           0.00
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011).......        10.71           0.00
                                                                                          10.84      15,793.58
                                                                                          10.16           0.00
                                                                                          10.72           0.00
                                                                                          10.56           0.00
                                                                                          10.50           0.00
                                                                                          10.57           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............         1.06      78,452.00
                                                                                           1.15      60,275.52
                                                                                           1.21       9,748.42
                                                                                           1.18           0.00
                                                                                           1.22           0.00
                                                                                           1.37           0.00
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)..........        10.71       3,111.23
                                                                                          11.42           0.00
                                                                                          11.06           0.00
                                                                                          11.35           0.00
                                                                                          12.97           0.00
SSGA Growth and Income ETF Investment Division (Class B)..........................        10.33       9,215.28
                                                                                          11.37      71,259.10
                                                                                          11.28      74,525.86
                                                                                          12.49      68,749.30
                                                                                          13.84      33,071.05
                                                                                          14.37           0.00
                                                                                          13.82           0.00
                                                                                          14.34           0.00
                                                                                          16.31           0.00
SSGA Growth ETF Investment Division (Class B).....................................         9.79      14,430.38
                                                                                          10.96      13,232.80
                                                                                          10.53       4,090.64
                                                                                          11.88       3,853.07
                                                                                          13.77       3,645.54
                                                                                          14.23       3,441.11
                                                                                          13.64           0.00
                                                                                          14.31         680.08
                                                                                          16.80         680.08
T. Rowe Price Large Cap Growth Investment Division (Class B)......................        20.38      30,452.80
                                                                                          21.76       9,352.54
                                                                                          23.60       1,001.03
                                                                                          23.51           0.00
                                                                                          30.79           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).....................................         5.25     152,166.36
                                                                                           6.58     201,702.73
                                                                                           5.82     129,849.26
                                                                                           6.40      95,941.70
                                                                                           6.68           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................         7.96     296,892.75
                                                                                           9.97     200,238.24
                                                                                           9.62     154,367.10
                                                                                          10.73     103,034.02
                                                                                          14.38      39,639.06
                                                                                          15.92      11,990.00
                                                                                          16.66       2,637.58
                                                                                          17.36           0.00
                                                                                          21.25           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)......................        12.80      82,593.13

                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010          12.80          16.91      41,560.02
                                                                             2011          16.91          16.84      27,898.70
                                                                             2012          16.84          19.15      23,378.94
                                                                             2013          19.15          27.09       9,855.10
                                                                             2014          27.09          28.34       5,559.23
                                                                             2015          28.34          28.50       2,558.49
                                                                             2016          28.50          31.17           0.00
                                                                             2017          31.17          37.48           0.00
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.02          14.70           0.00
                                                                             2010          14.70          18.61           0.00
                                                                             2011          18.61          15.21           0.00
                                                                             2012          15.21          15.31           0.00
                                                                             2013          15.31          16.64           0.00
                                                                             2014          16.64          13.25           0.00
                                                                             2015          13.25           8.74           0.00
                                                                             2016           8.74          12.33           0.00
                                                                             2017          12.33          12.01           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          10.71          19.02     107,911.47
                                                                             2010          19.02          23.53      98,102.55
                                                                             2011          23.53          21.54      68,129.20
                                                                             2012          21.54          23.79           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          23.67          24.25      35,530.37
                                                                             2013          24.25          31.01      12,864.38
                                                                             2014          31.01          33.36       4,214.84
                                                                             2015          33.36          29.79       2,322.58
                                                                             2016          29.79          33.76       1,939.22
                                                                             2017          33.76          36.27       2,019.06
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B).......................................................... 2016          26.93          27.84           0.00
                                                                             2017          27.84          29.48           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))......................................................... 2009          14.95          19.44      76,694.15
                                                                             2010          19.44          21.55     105,716.88
                                                                             2011          21.55          22.09      75,538.38
                                                                             2012          22.09          24.48      59,428.51
                                                                             2013          24.48          25.93      14,121.56
                                                                             2014          25.93          26.67       4,175.70
                                                                             2015          26.67          25.60           0.00
                                                                             2016          25.60          26.34           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2016          27.48          28.43       5,431.87
                                                                             2017          28.43          30.13       5,684.63
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E)).................................................................. 2009          16.36          20.92           0.00
                                                                             2010          20.92          23.00           0.00
                                                                             2011          23.00          23.35           0.00
                                                                             2012          23.35          25.53           0.00
                                                                             2013          25.53          25.40           0.00
                                                                             2014          25.40          26.03           0.00
                                                                             2015          26.03          25.17           0.00
                                                                             2016          25.17          25.75           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.09          15.48      95,813.80
                                                                             2010          15.48          16.02     115,043.54
                                                                             2011          16.02          16.55      62,418.05
                                                                             2012          16.55          16.73      29,395.25
                                                                             2013          16.73          16.27      14,311.98
                                                                             2014          16.27          16.37       9,893.56
                                                                             2015          16.37          16.11       4,443.04
                                                                             2016          16.11          15.97         234.94
                                                                             2017          15.97          15.93         199.22




                                                                                         AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.49          23.59     205,394.06

                                                                           AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                  --------------------------------------------------
                                                                          BEGINNING OF                   NUMBER OF
                                                                              YEAR        END OF YEAR   ACCUMULATION
                                                                          ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                  2010          23.59          28.27     179,942.97
                                                                  2011          28.27          22.37     135,671.51
                                                                  2012          22.37          25.87      94,806.63
                                                                  2013          25.87          32.48      40,628.31
                                                                  2014          32.48          32.47      17,539.47
                                                                  2015          32.47          31.86       4,905.12
                                                                  2016          31.86          31.84       1,376.59
                                                                  2017          31.84          39.23       1,257.28
American Funds Growth-Income Investment Division (Class 2)....... 2009          52.35          78.38      61,099.94
                                                                  2010          78.38          85.48      54,880.32
                                                                  2011          85.48          82.14      38,087.95
                                                                  2012          82.14          94.44      23,363.24
                                                                  2013          94.44         123.39      12,436.17
                                                                  2014         123.39         133.61       5,114.12
                                                                  2015         133.61         132.67       3,071.36
                                                                  2016         132.67         144.81         712.33
                                                                  2017         144.81         173.47         664.86





                                     1.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.47
                                                                                 2014          11.41
                                                                                 2015          12.01
                                                                                 2016          11.85
                                                                                 2017          12.04
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.85
                                                                                 2011           9.74
                                                                                 2012           9.35
                                                                                 2013          10.41
                                                                                 2014          12.10
                                                                                 2015          12.58
                                                                                 2016          12.25
                                                                                 2017          12.96
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.32
                                                                                 2011           9.26
                                                                                 2012           8.66
                                                                                 2013           9.86
                                                                                 2014          12.10
                                                                                 2015          12.62
                                                                                 2016          12.28
                                                                                 2017          13.13
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.81
                                                                                 2011           9.06
                                                                                 2012           8.48
                                                                                 2013           9.76
                                                                                 2014          12.43
                                                                                 2015          13.19
                                                                                 2016          13.77
                                                                                 2017          14.74
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.26
                                                                                 2011           9.98
                                                                                 2012           9.81
                                                                                 2013          10.66
                                                                                 2014          11.87
                                                                                 2015          12.35
                                                                                 2016          12.02
                                                                                 2017          12.62
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.70           0.00
                                                                                        10.47           0.00
                                                                                        11.41           0.00
                                                                                        12.01           0.00
                                                                                        11.85           0.00
                                                                                        12.04           0.00
                                                                                        13.41           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
                                                                                         1.00           0.00
                                                                                         1.14           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.85      21,392.53
                                                                                         9.74       4,022.44
                                                                                         9.35           0.00
                                                                                        10.41           0.00
                                                                                        12.10           0.00
                                                                                        12.58           0.00
                                                                                        12.25           0.00
                                                                                        12.96           0.00
                                                                                        14.85           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.32       4,927.47
                                                                                         9.26       6,828.59
                                                                                         8.66           0.00
                                                                                         9.86           0.00
                                                                                        12.10           0.00
                                                                                        12.62           0.00
                                                                                        12.28           0.00
                                                                                        13.13           0.00
                                                                                        15.62           0.00
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.81           0.00
                                                                                         9.06           0.00
                                                                                         8.48           0.00
                                                                                         9.76           0.00
                                                                                        12.43           0.00
                                                                                        13.19           0.00
                                                                                        13.77           0.00
                                                                                        14.74           0.00
                                                                                        18.49           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.26       2,841.49
                                                                                         9.98       2,817.04
                                                                                         9.81       2,785.75
                                                                                        10.66       2,755.20
                                                                                        11.87       2,726.80
                                                                                        12.35       2,698.75
                                                                                        12.02       2,670.99
                                                                                        12.62           0.00
                                                                                        13.98           0.00
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56           0.00

                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2012          10.56          11.45           0.00
                                                                              2013          11.45          10.85           0.00
                                                                              2014          10.85          11.06           0.00
                                                                              2015          11.06           9.81           0.00
                                                                              2016           9.81          10.48           0.00
                                                                              2017          10.48          11.29           0.00
Baillie Gifford International Stock Investment Division (Class B)............ 2009           7.89          11.61       3,066.43
                                                                              2010          11.61          12.17       3,108.75
                                                                              2011          12.17           9.53       2,877.52
                                                                              2012           9.53          11.15         359.21
                                                                              2013          11.15          12.59           0.00
                                                                              2014          12.59          11.94           0.00
                                                                              2015          11.94          11.45           0.00
                                                                              2016          11.45          11.80           0.00
                                                                              2017          11.80          15.61           0.00
BlackRock Bond Income Investment Division (Class B).......................... 2009          39.57          42.91       2,214.04
                                                                              2010          42.91          45.48       2,231.78
                                                                              2011          45.48          47.42       3,282.15
                                                                              2012          47.42          49.88       2,042.85
                                                                              2013          49.88          48.43          23.53
                                                                              2014          48.43          50.73           0.00
                                                                              2015          50.73          49.91           0.00
                                                                              2016          49.91          50.35           0.00
                                                                              2017          50.35          51.28           0.00
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          16.61          24.74       1,465.53
                                                                              2010          24.74          28.98       2,087.78
                                                                              2011          28.98          25.82       1,211.60
                                                                              2012          25.82          28.88         866.78
                                                                              2013          28.88          37.93         807.29
                                                                              2014          37.93          40.41         760.71
                                                                              2015          40.41          42.01         427.68
                                                                              2016          42.01          41.14         427.98
                                                                              2017          41.14          53.90         374.06
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.53           0.00
                                                                              2012           9.53          10.20           0.00
                                                                              2013          10.20          11.03      14,896.50
                                                                              2014          11.03          11.46      14,501.28
                                                                              2015          11.46          11.23      14,314.51
                                                                              2016          11.23          11.50      14,203.18
                                                                              2017          11.50          12.78           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          20.74          20.42           0.00
                                                                              2010          20.42          20.03           0.00
                                                                              2011          20.03          19.64           0.00
                                                                              2012          19.64          19.26           0.00
                                                                              2013          19.26          18.89           0.00
                                                                              2014          18.89          18.52           0.00
                                                                              2015          18.52          18.17           0.00
                                                                              2016          18.17          17.83           0.00
                                                                              2017          17.83          17.60           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.22           9.60       3,962.71
                                                                              2010           9.60          10.90       3,935.14
                                                                              2011          10.90          11.80           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.76          10.03           0.00
                                                                              2012          10.03          11.49           0.00
                                                                              2013          11.49          14.59           0.00
                                                                              2014          14.59          15.04           0.00
                                                                              2015          15.04          14.45           0.00
                                                                              2016          14.45          15.44           0.00
                                                                              2017          15.44          18.62           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           9.00          11.05      14,688.07
                                                                              2010          11.05          11.92      12,086.59
                                                                              2011          11.92          12.07      11,995.41
                                                                              2012          12.07          12.93       6,184.08
                                                                              2013          12.93          13.22           0.00
                                                                              2014          13.22          13.54           0.00
                                                                              2015          13.54          13.20           0.00
                                                                              2016          13.20          13.54           0.00
                                                                              2017          13.54          14.20           0.00

                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.23          10.77      45,917.24
                                                                               2010          10.77          11.78      41,078.37
                                                                               2011          11.78          11.68      40,818.73
                                                                               2012          11.68          12.76      39,824.79
                                                                               2013          12.76          13.89      23,248.55
                                                                               2014          13.89          14.29      21,199.23
                                                                               2015          14.29          13.86       3,183.89
                                                                               2016          13.86          14.42       3,181.66
                                                                               2017          14.42          15.65       2,518.86
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.49          10.43      63,410.49
                                                                               2010          10.43          11.58      55,578.32
                                                                               2011          11.58          11.20      47,889.21
                                                                               2012          11.20          12.44      44,871.47
                                                                               2013          12.44          14.39      33,396.29
                                                                               2014          14.39          14.83      10,005.06
                                                                               2015          14.83          14.36       4,598.61
                                                                               2016          14.36          15.08       4,372.25
                                                                               2017          15.08          16.97       4,155.61
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.31          12.84           0.00
                                                                               2014          12.84          12.77           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.82          10.04     100,187.57
                                                                               2010          10.04          11.30      91,521.14
                                                                               2011          11.30          10.66      90,387.04
                                                                               2012          10.66          12.06      70,425.54
                                                                               2013          12.06          14.71      68,830.38
                                                                               2014          14.71          15.18      43,637.55
                                                                               2015          15.18          14.63           0.00
                                                                               2016          14.63          15.52           0.00
                                                                               2017          15.52          18.13           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.14           8.83      23,527.52
                                                                               2010           8.83           9.53      23,401.32
                                                                               2011           9.53           9.18           0.00
                                                                               2012           9.18          10.45           0.00
                                                                               2013          10.45          11.24           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.34           0.00
                                                                               2012           9.34          10.36           0.00
                                                                               2013          10.36          11.62           0.00
                                                                               2014          11.62          12.50           0.00
                                                                               2015          12.50          11.76           0.00
                                                                               2016          11.76          12.49           0.00
                                                                               2017          12.49          14.50           0.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.36          10.10           0.00
                                                                               2010          10.10          12.25         161.68
                                                                               2011          12.25           9.77         173.78
                                                                               2012           9.77          11.39         184.22
                                                                               2013          11.39          10.61         208.65
                                                                               2014          10.61           9.73         229.44
                                                                               2015           9.73           8.22         267.40
                                                                               2016           8.22           8.99         250.31
                                                                               2017           8.99          11.31         248.99
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          14.76          24.18       2,232.38
                                                                               2010          24.18          27.21       1,961.54
                                                                               2011          27.21          28.42       1,533.54
                                                                               2012          28.42          31.10         436.33
                                                                               2013          31.10          41.63         337.24
                                                                               2014          41.63          41.51         280.84
                                                                               2015          41.51          36.77           0.00
                                                                               2016          36.77          44.23           0.00
                                                                               2017          44.23          48.82           0.00
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.30          14.17           0.00
                                                                               2010          14.17          17.03           0.00

                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          17.03
                                                                                 2012          13.99
                                                                                 2013          16.18
                                                                                 2014          20.24
                                                                                 2015          18.52
                                                                                 2016          19.21
                                                                                 2017          19.94
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.18
                                                                                 2012          10.18
                                                                                 2013          10.72
                                                                                 2014          10.92
                                                                                 2015          10.78
                                                                                 2016          10.49
                                                                                 2017          11.24
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.73
                                                                                 2013           9.96
                                                                                 2014           9.88
                                                                                 2015           9.79
                                                                                 2016           9.54
                                                                                 2017           9.65
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.85
                                                                                 2011          12.08
                                                                                 2012          11.81
                                                                                 2013          13.24
                                                                                 2014          13.12
                                                                                 2015          13.01
                                                                                 2016          12.23
                                                                                 2017          12.10
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          17.03
                                                                                 2010          27.55
                                                                                 2011          30.18
                                                                                 2012          28.34
                                                                                 2013          31.29
                                                                                 2014          40.93
                                                                                 2015          44.29
                                                                                 2016          44.37
                                                                                 2017          46.58
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          35.84
                                                                                 2010          49.46
                                                                                 2011          54.54
                                                                                 2012          53.63
                                                                                 2013          59.64
                                                                                 2014          78.55
                                                                                 2015          87.43
                                                                                 2016          89.60
                                                                                 2017          95.14
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.52
                                                                                 2010          12.07
                                                                                 2011          13.74
                                                                                 2012          12.72
                                                                                 2013          15.72
                                                                                 2014          15.96
                                                                                 2015          17.73
                                                                                 2016          17.15
                                                                                 2017          16.96
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.09
                                                                                 2010           5.89
                                                                                 2011           7.15
                                                                                 2012           7.24
                                                                                 2013           8.42
                                                                                 2014          12.02
                                                                                 2015          14.02
                                                                                 2016          13.19
                                                                                 2017          13.28



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.99           0.00
                                                                                        16.18           0.00
                                                                                        20.24           0.00
                                                                                        18.52           0.00
                                                                                        19.21           0.00
                                                                                        19.94           0.00
                                                                                        25.51           0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.18           0.00
                                                                                        10.18           0.00
                                                                                        10.72           0.00
                                                                                        10.92           0.00
                                                                                        10.78           0.00
                                                                                        10.49           0.00
                                                                                        11.24           0.00
                                                                                        11.43           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.73       9,298.29
                                                                                         9.96       9,195.08
                                                                                         9.88           0.00
                                                                                         9.79           0.00
                                                                                         9.54           0.00
                                                                                         9.65           0.00
                                                                                         9.59           0.00
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.85           0.00
                                                                                        12.08           0.00
                                                                                        11.81           0.00
                                                                                        13.24           0.00
                                                                                        13.12           0.00
                                                                                        13.01           0.00
                                                                                        12.23           0.00
                                                                                        12.10           0.00
                                                                                        11.88           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        27.55       5,267.11
                                                                                        30.18       8,101.24
                                                                                        28.34       5,112.61
                                                                                        31.29       2,583.09
                                                                                        40.93         521.51
                                                                                        44.29         427.24
                                                                                        44.37         400.97
                                                                                        46.58         397.48
                                                                                        54.28         379.97
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        49.46          88.20
                                                                                        54.54          87.94
                                                                                        53.63         359.92
                                                                                        59.64         272.93
                                                                                        78.55         224.59
                                                                                        87.43           0.00
                                                                                        89.60           0.00
                                                                                        95.14           0.00
                                                                                       113.78           0.00
Clarion Global Real Estate Investment Division (Class B)........................        12.07      23,593.95
                                                                                        13.74      10,412.69
                                                                                        12.72       6,829.78
                                                                                        15.72       1,981.57
                                                                                        15.96         656.59
                                                                                        17.73         654.89
                                                                                        17.15         135.94
                                                                                        16.96         142.65
                                                                                        18.43         154.99
ClearBridge Aggressive Growth Investment Division (Class B).....................         5.89       4,032.99
                                                                                         7.15       3,833.31
                                                                                         7.24       7,100.97
                                                                                         8.42       4,482.43
                                                                                        12.02           0.00
                                                                                        14.02           0.00
                                                                                        13.19           0.00
                                                                                        13.28           0.00
                                                                                        15.42           0.00

                                  1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................ 2009          80.85
                                                                                        2010         123.70
                                                                                        2011         132.71
                                                                                        2012         120.33
                                                                                        2013         144.56
                                                                                        2014         182.58
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.19
                                                                                        2010           5.34
                                                                                        2011           5.62
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          21.62
                                                                                        2010          35.14
                                                                                        2011          39.63
                                                                                        2012          37.61
                                                                                        2013          40.82
                                                                                        2014          53.02
                                                                                        2015          57.65
                                                                                        2016          58.01
                                                                                        2017          59.82
Harris Oakmark International Investment Division (Class B)............................. 2009           8.66
                                                                                        2010          16.60
                                                                                        2011          18.96
                                                                                        2012          15.94
                                                                                        2013          20.20
                                                                                        2014          25.86
                                                                                        2015          23.89
                                                                                        2016          22.37
                                                                                        2017          23.73
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.04
                                                                                        2015           1.07
                                                                                        2016           1.01
                                                                                        2017           1.11
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           8.01
                                                                                        2010          12.21
                                                                                        2011          15.11
                                                                                        2012          14.66
                                                                                        2013          17.00
                                                                                        2014          23.37
                                                                                        2015          24.73
                                                                                        2016          23.84
                                                                                        2017          26.05
Jennison Growth Investment Division (Class B).......................................... 2009           3.03
                                                                                        2010           4.43
                                                                                        2011           4.83
                                                                                        2012           4.75
                                                                                        2013           5.38
                                                                                        2014           7.22
                                                                                        2015           7.70
                                                                                        2016           8.35
                                                                                        2017           8.18
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           4.75
                                                                                        2010           7.42
                                                                                        2011           7.96
                                                                                        2012           7.70
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          10.92
                                                                                        2014          10.35
                                                                                        2015          10.67
                                                                                        2016          10.51
                                                                                        2017          10.54
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.84
                                                                                        2010           9.80
                                                                                        2011          10.20
                                                                                        2012          10.58
                                                                                        2013          10.89
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.13



                                                                                                         NUMBER OF
                                                                                          END OF YEAR   ACCUMULATION
                                                                                         ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE        YEAR
--------------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................       123.70       1,025.61
                                                                                              132.71         561.85
                                                                                              120.33         512.24
                                                                                              144.56         449.33
                                                                                              182.58          94.92
                                                                                              189.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.34       4,783.40
                                                                                                5.62       4,766.42
                                                                                                5.96           0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        35.14       2,343.36
                                                                                               39.63         786.82
                                                                                               37.61         943.93
                                                                                               40.82         937.25
                                                                                               53.02         613.59
                                                                                               57.65         296.86
                                                                                               58.01           0.00
                                                                                               59.82           0.00
                                                                                               73.30           0.00
Harris Oakmark International Investment Division (Class B).............................        16.60       8,667.90
                                                                                               18.96       6,963.23
                                                                                               15.94       7,022.42
                                                                                               20.20       3,754.33
                                                                                               25.86         968.57
                                                                                               23.89         552.00
                                                                                               22.37         543.41
                                                                                               23.73         555.03
                                                                                               30.36         466.17
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04           0.00
                                                                                                1.04           0.00
                                                                                                1.07           0.00
                                                                                                1.01           0.00
                                                                                                1.11           0.00
                                                                                                1.19           0.00
Invesco Small Cap Growth Investment Division (Class B).................................        12.21       4,222.28
                                                                                               15.11       4,088.60
                                                                                               14.66       2,944.17
                                                                                               17.00       2,934.59
                                                                                               23.37         816.44
                                                                                               24.73           0.00
                                                                                               23.84           0.00
                                                                                               26.05           0.00
                                                                                               32.02           0.00
Jennison Growth Investment Division (Class B)..........................................         4.43       2,358.23
                                                                                                4.83       2,350.37
                                                                                                4.75           0.00
                                                                                                5.38       4,980.40
                                                                                                7.22           0.00
                                                                                                7.70           0.00
                                                                                                8.35           0.00
                                                                                                8.18           0.00
                                                                                               10.99           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.42       7,634.67
                                                                                                7.96       6,549.82
                                                                                                7.70       5,518.67
                                                                                                8.65           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.35           0.00
                                                                                               10.67           0.00
                                                                                               10.51           0.00
                                                                                               10.54           0.00
                                                                                               10.68           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.80           0.00
                                                                                               10.20           0.00
                                                                                               10.58           0.00
                                                                                               10.89           0.00
                                                                                               10.86           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.04           0.00
                                                                                                1.13           0.00
                                                                                                1.19           0.00

                                1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2015           1.19
                                                                                    2016           1.18
                                                                                    2017           1.19
JPMorgan Small Cap Value Investment Division (Class B)............................. 2009           7.63
                                                                                    2010          12.18
                                                                                    2011          14.24
                                                                                    2012          12.52
                                                                                    2013          14.16
                                                                                    2014          18.46
                                                                                    2015          18.90
                                                                                    2016          17.15
                                                                                    2017          21.96
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.13
                                                                                    2010          10.62
                                                                                    2011          12.71
                                                                                    2012          12.28
                                                                                    2013          14.08
                                                                                    2014          16.17
                                                                                    2015          16.41
                                                                                    2016          16.29
                                                                                    2017          16.74
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.45
                                                                                    2010           9.97
                                                                                    2011          10.93
                                                                                    2012          10.95
                                                                                    2013          12.08
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          17.24
                                                                                    2010          26.13
                                                                                    2011          32.60
                                                                                    2012          32.08
                                                                                    2013          35.95
                                                                                    2014          49.60
                                                                                    2015          50.34
                                                                                    2016          48.51
                                                                                    2017          56.60
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          13.48
                                                                                    2010          14.01
                                                                                    2011          14.52
                                                                                    2012          15.27
                                                                                    2013          15.52
                                                                                    2014          14.84
                                                                                    2015          15.35
                                                                                    2016          15.06
                                                                                    2017          15.09
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.24
                                                                                    2010          13.29
                                                                                    2011          16.42
                                                                                    2012          15.75
                                                                                    2013          18.12
                                                                                    2014          23.61
                                                                                    2015          25.29
                                                                                    2016          24.15
                                                                                    2017          28.46
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.11
                                                                                    2010          11.32
                                                                                    2011          11.98
                                                                                    2012          10.26
                                                                                    2013          11.88
                                                                                    2014          14.15
                                                                                    2015          13.01
                                                                                    2016          12.60
                                                                                    2017          12.48
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.07
                                                                                    2014           1.12
                                                                                    2015           1.20
                                                                                    2016           1.16
                                                                                    2017           1.19
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           8.71
                                                                                    2010          13.58
                                                                                    2011          16.86
                                                                                    2012          15.83



                                                                                                     NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- -------------
                                                                                            1.18           0.00
                                                                                            1.19           0.00
                                                                                            1.36           0.00
JPMorgan Small Cap Value Investment Division (Class B).............................        12.18           0.00
                                                                                           14.24          95.55
                                                                                           12.52          95.96
                                                                                           14.16          96.65
                                                                                           18.46          84.73
                                                                                           18.90          88.03
                                                                                           17.15          89.15
                                                                                           21.96          86.47
                                                                                           22.25          82.82
Loomis Sayles Global Markets Investment Division (Class B).........................        10.62           0.00
                                                                                           12.71           0.00
                                                                                           12.28           0.00
                                                                                           14.08           0.00
                                                                                           16.17           0.00
                                                                                           16.41           0.00
                                                                                           16.29           0.00
                                                                                           16.74           0.00
                                                                                           20.19           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................         9.97       3,262.51
                                                                                           10.93           5.08
                                                                                           10.95           0.00
                                                                                           12.08           0.00
                                                                                           12.59           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        26.13       2,836.89
                                                                                           32.60       2,506.91
                                                                                           32.08       1,560.38
                                                                                           35.95         800.40
                                                                                           49.60         375.05
                                                                                           50.34           0.00
                                                                                           48.51           0.00
                                                                                           56.60           0.00
                                                                                           63.81           0.00
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        14.01      21,915.36
                                                                                           14.52      34,159.38
                                                                                           15.27      20,842.41
                                                                                           15.52      11,973.90
                                                                                           14.84       2,576.28
                                                                                           15.35       2,713.23
                                                                                           15.06           0.00
                                                                                           15.09           0.00
                                                                                           15.24           0.00
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        13.29      22,517.17
                                                                                           16.42      15,821.37
                                                                                           15.75       9,110.36
                                                                                           18.12       1,865.81
                                                                                           23.61         496.78
                                                                                           25.29         492.14
                                                                                           24.15           0.00
                                                                                           28.46           0.00
                                                                                           32.27           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        11.32      37,732.20
                                                                                           11.98      33,466.81
                                                                                           10.26      20,201.54
                                                                                           11.88       2,413.63
                                                                                           14.15         910.18
                                                                                           13.01       1,001.27
                                                                                           12.60           0.00
                                                                                           12.48           0.00
                                                                                           15.25           0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.12           0.00
                                                                                            1.20           0.00
                                                                                            1.16           0.00
                                                                                            1.19           0.00
                                                                                            1.35           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        13.58      10,719.48
                                                                                           16.86       9,522.18
                                                                                           15.83       4,593.59
                                                                                           18.01         448.23

                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          18.01
                                                                                  2014          24.41
                                                                                  2015          25.09
                                                                                  2016          23.50
                                                                                  2017          27.87
MetLife Stock Index Investment Division (Class B)................................ 2009          20.46
                                                                                  2010          30.65
                                                                                  2011          34.42
                                                                                  2012          34.31
                                                                                  2013          38.83
                                                                                  2014          50.15
                                                                                  2015          55.63
                                                                                  2016          55.05
                                                                                  2017          60.13
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.30
                                                                                  2010           9.85
                                                                                  2011          10.52
                                                                                  2012          10.53
                                                                                  2013          11.77
                                                                                  2014          15.20
                                                                                  2015          16.36
                                                                                  2016          15.05
                                                                                  2017          17.43
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           7.73
                                                                                  2010          12.57
                                                                                  2011          13.74
                                                                                  2012          12.03
                                                                                  2013          13.76
                                                                                  2014          16.10
                                                                                  2015          14.69
                                                                                  2016          14.15
                                                                                  2017          13.76
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          27.81
                                                                                  2010          36.22
                                                                                  2011          39.01
                                                                                  2012          39.08
                                                                                  2013          42.65
                                                                                  2014          49.65
                                                                                  2015          52.77
                                                                                  2016          51.54
                                                                                  2017          55.06
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           7.05
                                                                                  2010          10.21
                                                                                  2011          11.13
                                                                                  2012          10.98
                                                                                  2013          12.53
                                                                                  2014          16.64
                                                                                  2015          18.04
                                                                                  2016          17.62
                                                                                  2017          19.72
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.56
                                                                                  2010           8.05
                                                                                  2011           8.76
                                                                                  2012           8.55
                                                                                  2013           9.55
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.97
                                                                                  2011          13.85
                                                                                  2012          12.64
                                                                                  2013          13.55
                                                                                  2014          18.47
                                                                                  2015          18.30
                                                                                  2016          17.05
                                                                                  2017          15.30
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.84
                                                                                  2010          10.97
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.12
                                                                                  2011          15.42
                                                                                  2012          15.95
                                                                                  2013          17.17
                                                                                  2014          23.27
                                                                                  2015          22.75
                                                                                  2016          22.39



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         24.41         291.53
                                                                                         25.09         294.98
                                                                                         23.50           0.00
                                                                                         27.87           0.00
                                                                                         31.27           0.00
MetLife Stock Index Investment Division (Class B)................................        30.65      23,911.63
                                                                                         34.42      23,499.57
                                                                                         34.31      13,420.07
                                                                                         38.83       3,719.20
                                                                                         50.15       1,918.94
                                                                                         55.63       1,555.19
                                                                                         55.05           0.00
                                                                                         60.13           0.00
                                                                                         71.50           0.00
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.85       6,791.97
                                                                                         10.52       6,785.14
                                                                                         10.53       5,420.96
                                                                                         11.77       2,280.14
                                                                                         15.20           0.00
                                                                                         16.36           0.00
                                                                                         15.05           0.00
                                                                                         17.43           0.00
                                                                                         18.35           0.00
MFS(Reg. TM) Research International Investment Division (Class B)................        12.57       7,908.64
                                                                                         13.74       8,798.21
                                                                                         12.03       7,793.39
                                                                                         13.76       4,054.04
                                                                                         16.10       1,168.43
                                                                                         14.69           0.00
                                                                                         14.15           0.00
                                                                                         13.76           0.00
                                                                                         17.29           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        36.22       1,381.73
                                                                                         39.01       1,233.88
                                                                                         39.08         711.40
                                                                                         42.65         176.35
                                                                                         49.65          23.46
                                                                                         52.77           0.00
                                                                                         51.54           0.00
                                                                                         55.06           0.00
                                                                                         60.57           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.21       1,084.11
                                                                                         11.13       1,085.98
                                                                                         10.98         874.08
                                                                                         12.53         272.38
                                                                                         16.64           0.00
                                                                                         18.04           0.00
                                                                                         17.62           0.00
                                                                                         19.72           0.00
                                                                                         22.74           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.05           0.00
                                                                                          8.76           4.93
                                                                                          8.55           0.00
                                                                                          9.55           0.00
                                                                                         10.44           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.85       4,386.77
                                                                                         12.64       3,557.79
                                                                                         13.55       1,286.75
                                                                                         18.47         835.01
                                                                                         18.30           0.00
                                                                                         17.05           0.00
                                                                                         15.30           0.00
                                                                                         21.00           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.97       6,370.06
                                                                                         11.85           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.42       4,925.75
                                                                                         15.95       2,506.66
                                                                                         17.17         893.91
                                                                                         23.27           0.00
                                                                                         22.75           0.00
                                                                                         22.39           0.00
                                                                                         26.00           0.00

                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2017          26.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.81
                                                                                  2010          12.29
                                                                                  2011          14.81
                                                                                  2012          13.76
                                                                                  2013          14.21
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.36
                                                                                  2010          15.22
                                                                                  2011          17.31
                                                                                  2012          15.55
                                                                                  2013          18.48
                                                                                  2014          23.03
                                                                                  2015          23.07
                                                                                  2016          23.52
                                                                                  2017          23.12
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.51
                                                                                  2011           8.98
                                                                                  2012           8.20
                                                                                  2013           9.83
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.95
                                                                                  2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.14
                                                                                  2010          12.49
                                                                                  2011          13.20
                                                                                  2012          14.39
                                                                                  2013          15.40
                                                                                  2014          13.70
                                                                                  2015          13.83
                                                                                  2016          13.14
                                                                                  2017          13.53
PIMCO Total Return Investment Division (Class B)................................. 2009          12.52
                                                                                  2010          14.62
                                                                                  2011          15.51
                                                                                  2012          15.69
                                                                                  2013          16.82
                                                                                  2014          16.18
                                                                                  2015          16.53
                                                                                  2016          16.21
                                                                                  2017          16.31
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.71
                                                                                  2013          10.83
                                                                                  2014          10.14
                                                                                  2015          10.70
                                                                                  2016          10.54
                                                                                  2017          10.47
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.14
                                                                                  2015           1.21
                                                                                  2016           1.18
                                                                                  2017           1.22
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.71
                                                                                  2015          11.41
                                                                                  2016          11.05
                                                                                  2017          11.33
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.33
                                                                                  2010          10.31
                                                                                  2011          11.34
                                                                                  2012          11.24
                                                                                  2013          12.44
                                                                                  2014          13.78
                                                                                  2015          14.30
                                                                                  2016          13.75
                                                                                  2017          14.26
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.48
                                                                                  2010           9.77
                                                                                  2011          10.94



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         29.45           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.29         697.85
                                                                                         14.81         696.53
                                                                                         13.76           0.00
                                                                                         14.21           0.00
                                                                                         15.38           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.22       9,917.50
                                                                                         17.31       9,756.56
                                                                                         15.55       7,789.52
                                                                                         18.48       7,765.69
                                                                                         23.03           0.00
                                                                                         23.07           0.00
                                                                                         23.52           0.00
                                                                                         23.12           0.00
                                                                                         31.00           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.51           0.00
                                                                                          8.98           3.43
                                                                                          8.20           0.00
                                                                                          9.83           0.00
                                                                                         10.43           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
                                                                                          1.04           0.00
                                                                                          1.15           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.49      18,875.01
                                                                                         13.20      21,254.44
                                                                                         14.39      11,386.99
                                                                                         15.40      11,123.20
                                                                                         13.70         843.80
                                                                                         13.83         857.18
                                                                                         13.14         903.35
                                                                                         13.53         862.61
                                                                                         13.72         961.91
PIMCO Total Return Investment Division (Class B).................................        14.62       6,701.30
                                                                                         15.51      10,881.60
                                                                                         15.69       8,808.87
                                                                                         16.82       7,450.88
                                                                                         16.18       5,582.65
                                                                                         16.53       5,695.01
                                                                                         16.21       5,661.25
                                                                                         16.31       5,519.71
                                                                                         16.72       1,416.69
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.71           0.00
                                                                                         10.83           0.00
                                                                                         10.14           0.00
                                                                                         10.70           0.00
                                                                                         10.54           0.00
                                                                                         10.47           0.00
                                                                                         10.54           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06           0.00
                                                                                          1.14           0.00
                                                                                          1.21           0.00
                                                                                          1.18           0.00
                                                                                          1.22           0.00
                                                                                          1.37           0.00
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.71           0.00
                                                                                         11.41           0.00
                                                                                         11.05           0.00
                                                                                         11.33           0.00
                                                                                         12.94           0.00
SSGA Growth and Income ETF Investment Division (Class B).........................        10.31           0.00
                                                                                         11.34           4.19
                                                                                         11.24           0.00
                                                                                         12.44           0.00
                                                                                         13.78           0.00
                                                                                         14.30           0.00
                                                                                         13.75           0.00
                                                                                         14.26           0.00
                                                                                         16.21           0.00
SSGA Growth ETF Investment Division (Class B)....................................         9.77           0.00
                                                                                         10.94           0.00
                                                                                         10.50           0.00

                                         1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                        2012          10.50          11.84           0.00
                                                                        2013          11.84          13.71           0.00
                                                                        2014          13.71          14.17           0.00
                                                                        2015          14.17          13.57           0.00
                                                                        2016          13.57          14.23           0.00
                                                                        2017          14.23          16.70           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)........... 2013          16.08          20.23       2,023.85
                                                                        2014          20.23          21.59         321.48
                                                                        2015          21.59          23.40           0.00
                                                                        2016          23.40          23.30           0.00
                                                                        2017          23.30          30.50           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).......................... 2009           3.03           5.23      33,748.95
                                                                        2010           5.23           6.55      13,473.02
                                                                        2011           6.55           5.79       7,833.97
                                                                        2012           5.79           6.36       4,231.70
                                                                        2013           6.36           6.64           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............. 2009           4.94           7.92       7,989.33
                                                                        2010           7.92           9.92      11,005.59
                                                                        2011           9.92           9.57       5,683.38
                                                                        2012           9.57          10.67       5,441.68
                                                                        2013          10.67          14.29       1,636.66
                                                                        2014          14.29          15.81         156.78
                                                                        2015          15.81          16.54         143.74
                                                                        2016          16.54          17.23         145.62
                                                                        2017          17.23          21.08         131.96
T. Rowe Price Small Cap Growth Investment Division (Class B)........... 2009           8.12          12.72       1,554.94
                                                                        2010          12.72          16.80       1,909.33
                                                                        2011          16.80          16.71       1,833.06
                                                                        2012          16.71          19.00       1,339.62
                                                                        2013          19.00          26.86         786.45
                                                                        2014          26.86          28.09          57.94
                                                                        2015          28.09          28.23          55.10
                                                                        2016          28.23          30.86          56.13
                                                                        2017          30.86          37.09          50.86
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2002009          11.02          14.69           0.00
                                                                        2010          14.69          18.59           0.00
                                                                        2011          18.59          15.19           0.00
                                                                        2012          15.19          15.28           0.00
                                                                        2013          15.28          16.59           0.00
                                                                        2014          16.59          13.21           0.00
                                                                        2015          13.21           8.71           0.00
                                                                        2016           8.71          12.28           0.00
                                                                        2017          12.28          11.95           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2009          10.66          18.92      13,730.02
                                                                        2010          18.92          23.38      11,196.19
                                                                        2011          23.38          21.40      11,493.65
                                                                        2012          21.40          23.63           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2012          23.51          24.08       7,270.50
                                                                        2013          24.08          30.77       1,794.39
                                                                        2014          30.77          33.09         266.65
                                                                        2015          33.09          29.53          75.83
                                                                        2016          29.53          33.46          78.87
                                                                        2017          33.46          35.92          79.04
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)..................................................... 2016          26.64          27.53         213.82
                                                                        2017          27.53          29.14         224.97
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B)).................................................... 2009          14.86          19.31       8,916.10
                                                                        2010          19.31          21.39       9,152.78
                                                                        2011          21.39          21.92       8,553.00
                                                                        2012          21.92          24.27       8,070.23
                                                                        2013          24.27          25.71         234.72
                                                                        2014          25.71          26.43         227.86
                                                                        2015          26.43          25.35         229.80
                                                                        2016          25.35          26.08           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)..................................................... 2016          27.18          28.12         277.69
                                                                        2017          28.12          29.78         288.15

                                           1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.24          20.76           0.00
                                                                            2010          20.76          22.81         321.07
                                                                            2011          22.81          23.14         309.04
                                                                            2012          23.14          25.29         294.77
                                                                            2013          25.29          25.16         322.62
                                                                            2014          25.16          25.77         314.47
                                                                            2015          25.77          24.90         317.59
                                                                            2016          24.90          25.47           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          14.98          15.36       9,251.24
                                                                            2010          15.36          15.89       4,315.07
                                                                            2011          15.89          16.41       3,893.84
                                                                            2012          16.41          16.58       1,273.90
                                                                            2013          16.58          16.11         508.88
                                                                            2014          16.11          16.20         373.00
                                                                            2015          16.20          15.94         375.69
                                                                            2016          15.94          15.79         368.89
                                                                            2017          15.79          15.75         415.38





                                                                                         AT 2.20 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.42          23.46      13,910.72
                                                                                2010          23.46          28.09      11,116.09
                                                                                2011          28.09          22.22       9,663.04
                                                                                2012          22.22          25.68       8,149.50
                                                                                2013          25.68          32.23       2,099.55
                                                                                2014          32.23          32.20         507.66
                                                                                2015          32.20          31.58          74.37
                                                                                2016          31.58          31.54          76.50
                                                                                2017          31.54          38.85          72.69
American Funds Growth-Income Investment Division (Class 2)..................... 2009          51.70          77.38       4,491.44
                                                                                2010          77.38          84.34       4,194.37
                                                                                2011          84.34          81.00       3,550.46
                                                                                2012          81.00          93.08       2,340.53
                                                                                2013          93.08         121.56         336.48
                                                                                2014         121.56         131.56           0.00
                                                                                2015         131.56         130.57           0.00
                                                                                2016         130.57         142.45           0.00
                                                                                2017         142.45         170.55           0.00





                                     2.00 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.46
                                                                                 2014          11.39
                                                                                 2015          11.99
                                                                                 2016          11.82
                                                                                 2017          12.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.85
                                                                                 2011           9.73
                                                                                 2012           9.33
                                                                                 2013          10.38
                                                                                 2014          12.07
                                                                                 2015          12.54
                                                                                 2016          12.21



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.69     121,169.18
                                                                                        10.46     389,745.02
                                                                                        11.39     495,711.72
                                                                                        11.99     494,635.79
                                                                                        11.82     500,513.60
                                                                                        12.00     481,320.12
                                                                                        13.37     415,197.45
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03     150,607.06
                                                                                         1.00     134,673.05
                                                                                         1.00      83,842.46
                                                                                         1.13      80,234.48
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.85      55,486.38
                                                                                         9.73     202,898.02
                                                                                         9.33     326,943.51
                                                                                        10.38     404,437.61
                                                                                        12.07     384,437.61
                                                                                        12.54     350,749.65
                                                                                        12.21     338,226.19
                                                                                        12.90     326,184.91

                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2017          12.90
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.32
                                                                                 2011           9.25
                                                                                 2012           8.64
                                                                                 2013           9.84
                                                                                 2014          12.06
                                                                                 2015          12.58
                                                                                 2016          12.24
                                                                                 2017          13.07
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.80
                                                                                 2011           9.05
                                                                                 2012           8.46
                                                                                 2013           9.74
                                                                                 2014          12.39
                                                                                 2015          13.14
                                                                                 2016          13.72
                                                                                 2017          14.67
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.25
                                                                                 2011           9.97
                                                                                 2012           9.79
                                                                                 2013          10.64
                                                                                 2014          11.83
                                                                                 2015          12.31
                                                                                 2016          11.98
                                                                                 2017          12.56
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.56
                                                                                 2013          11.44
                                                                                 2014          10.83
                                                                                 2015          11.04
                                                                                 2016           9.79
                                                                                 2017          10.45
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.82
                                                                                 2010          11.50
                                                                                 2011          12.05
                                                                                 2012           9.43
                                                                                 2013          11.03
                                                                                 2014          12.45
                                                                                 2015          11.80
                                                                                 2016          11.31
                                                                                 2017          11.65
BlackRock Bond Income Investment Division (Class B)............................. 2009          39.06
                                                                                 2010          42.35
                                                                                 2011          44.86
                                                                                 2012          46.75
                                                                                 2013          49.16
                                                                                 2014          47.70
                                                                                 2015          49.94
                                                                                 2016          49.11
                                                                                 2017          49.52
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          16.50
                                                                                 2010          24.55
                                                                                 2011          28.75
                                                                                 2012          25.60
                                                                                 2013          28.62
                                                                                 2014          37.57
                                                                                 2015          40.01
                                                                                 2016          41.57
                                                                                 2017          40.69
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.52
                                                                                 2013          10.19
                                                                                 2014          11.02
                                                                                 2015          11.44
                                                                                 2016          11.20
                                                                                 2017          11.46
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................... 2009          20.48
                                                                                 2010          20.15
                                                                                 2011          19.75
                                                                                 2012          19.36



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        14.78     217,761.91
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.32       8,622.86
                                                                                         9.25       8,630.31
                                                                                         8.64      11,066.56
                                                                                         9.84      11,776.29
                                                                                        12.06       7,954.08
                                                                                        12.58       7,343.63
                                                                                        12.24         417.82
                                                                                        13.07       2,089.77
                                                                                        15.55       1,697.44
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.80      65,079.86
                                                                                         9.05     152,169.40
                                                                                         8.46     153,709.12
                                                                                         9.74     172,185.71
                                                                                        12.39     151,664.13
                                                                                        13.14     147,316.50
                                                                                        13.72     132,968.39
                                                                                        14.67     132,314.70
                                                                                        18.40     109,789.52
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.25     152,863.14
                                                                                         9.97     482,540.91
                                                                                         9.79     544,723.97
                                                                                        10.64     530,918.68
                                                                                        11.83     495,761.72
                                                                                        12.31     480,793.09
                                                                                        11.98     455,571.63
                                                                                        12.56     466,029.10
                                                                                        13.91     423,786.38
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56     118,460.62
                                                                                        11.44     411,249.44
                                                                                        10.83     523,749.14
                                                                                        11.04     438,651.90
                                                                                         9.79     425,511.08
                                                                                        10.45     389,915.92
                                                                                        11.25     352,292.28
Baillie Gifford International Stock Investment Division (Class B)...............        11.50         129.24
                                                                                        12.05       1,996.39
                                                                                         9.43       3,909.51
                                                                                        11.03       8,901.42
                                                                                        12.45      10,429.09
                                                                                        11.80       2,852.07
                                                                                        11.31       2,850.79
                                                                                        11.65       2,847.86
                                                                                        15.40       2,835.06
BlackRock Bond Income Investment Division (Class B).............................        42.35       1,283.55
                                                                                        44.86       6,775.56
                                                                                        46.75       7,833.19
                                                                                        49.16      14,534.00
                                                                                        47.70       9,729.03
                                                                                        49.94      14,266.43
                                                                                        49.11      20,791.47
                                                                                        49.52      20,631.08
                                                                                        50.41      21,836.84
BlackRock Capital Appreciation Investment Division (Class B)....................        24.55       3,512.08
                                                                                        28.75      10,939.34
                                                                                        25.60      12,003.14
                                                                                        28.62      12,745.28
                                                                                        37.57      12,878.74
                                                                                        40.01      12,066.97
                                                                                        41.57      13,641.08
                                                                                        40.69      13,622.11
                                                                                        53.28      12,761.63
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)......................................................................         9.52     189,221.64
                                                                                        10.19     445,113.13
                                                                                        11.02     491,138.05
                                                                                        11.44     485,110.42
                                                                                        11.20     477,003.56
                                                                                        11.46     454,953.72
                                                                                        12.73     416,984.03
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))...........................        20.15       7,206.62
                                                                                        19.75       4,066.50
                                                                                        19.36      20,543.08
                                                                                        18.98      17,843.39

                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          18.98          18.60      14,469.83
                                                                               2014          18.60          18.23       3,800.74
                                                                               2015          18.23          17.87       3,555.43
                                                                               2016          17.87          17.54       3,232.29
                                                                               2017          17.54          17.30       3,232.12
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B)).................. 2009           6.21           9.58       3,010.68
                                                                               2010           9.58          10.87       2,998.71
                                                                               2011          10.87          11.76           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B))................... 2011          11.72          10.00      13,058.13
                                                                               2012          10.00          11.44      13,656.32
                                                                               2013          11.44          14.53      65,495.39
                                                                               2014          14.53          14.97      60,350.49
                                                                               2015          14.97          14.37      22,741.39
                                                                               2016          14.37          15.35      35,471.02
                                                                               2017          15.35          18.50      34,763.96
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B)).................... 2009           8.98          11.02      29,871.12
                                                                               2010          11.02          11.89      55,435.55
                                                                               2011          11.89          12.03      81,614.85
                                                                               2012          12.03          12.88     119,014.96
                                                                               2013          12.88          13.16     170,871.35
                                                                               2014          13.16          13.48     171,777.38
                                                                               2015          13.48          13.13     166,829.51
                                                                               2016          13.13          13.46     158,077.53
                                                                               2017          13.46          14.11     153,052.25
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.22          10.75      26,284.66
                                                                               2010          10.75          11.75     136,779.21
                                                                               2011          11.75          11.64     246,781.03
                                                                               2012          11.64          12.71     247,821.26
                                                                               2013          12.71          13.82     240,199.29
                                                                               2014          13.82          14.22     207,490.15
                                                                               2015          14.22          13.79     151,856.84
                                                                               2016          13.79          14.34     128,285.56
                                                                               2017          14.34          15.55      77,587.50
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.48          10.41     172,952.20
                                                                               2010          10.41          11.55     648,202.72
                                                                               2011          11.55          11.16     744,956.34
                                                                               2012          11.16          12.39     802,464.46
                                                                               2013          12.39          14.33     828,435.25
                                                                               2014          14.33          14.76     759,130.33
                                                                               2015          14.76          14.28     719,961.09
                                                                               2016          14.28          14.99     634,231.54
                                                                               2017          14.99          16.86     584,485.14
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.28          12.81      29,093.77
                                                                               2014          12.81          12.73           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.81          10.02       8,684.15
                                                                               2010          10.02          11.26      47,115.16
                                                                               2011          11.26          10.62      49,028.51
                                                                               2012          10.62          12.02      49,724.04
                                                                               2013          12.02          14.64      58,939.90
                                                                               2014          14.64          15.10      83,031.34
                                                                               2015          15.10          14.55      60,147.50
                                                                               2016          14.55          15.43      50,522.15
                                                                               2017          15.43          18.02      46,805.07
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.14           8.82      16,136.88
                                                                               2010           8.82           9.52      16,143.26
                                                                               2011           9.52           9.16      18,787.98
                                                                               2012           9.16          10.43      18,048.29
                                                                               2013          10.43          11.21           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.34     132,446.18
                                                                               2012           9.34          10.36     451,186.98
                                                                               2013          10.36          11.61     708,335.09
                                                                               2014          11.61          12.48     719,682.02

                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2015          12.48
                                                                                 2016          11.73
                                                                                 2017          12.46
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.35
                                                                                 2010          10.08
                                                                                 2011          12.22
                                                                                 2012           9.74
                                                                                 2013          11.35
                                                                                 2014          10.57
                                                                                 2015           9.68
                                                                                 2016           8.18
                                                                                 2017           8.94
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          14.64
                                                                                 2010          23.98
                                                                                 2011          26.97
                                                                                 2012          28.16
                                                                                 2013          30.79
                                                                                 2014          41.20
                                                                                 2015          41.06
                                                                                 2016          36.36
                                                                                 2017          43.71
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.30
                                                                                 2010          14.16
                                                                                 2011          17.02
                                                                                 2012          13.97
                                                                                 2013          16.14
                                                                                 2014          20.19
                                                                                 2015          18.47
                                                                                 2016          19.14
                                                                                 2017          19.86
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.18
                                                                                 2012          10.18
                                                                                 2013          10.70
                                                                                 2014          10.90
                                                                                 2015          10.76
                                                                                 2016          10.46
                                                                                 2017          11.20
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.72
                                                                                 2013           9.95
                                                                                 2014           9.86
                                                                                 2015           9.77
                                                                                 2016           9.52
                                                                                 2017           9.62
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.85
                                                                                 2011          12.07
                                                                                 2012          11.80
                                                                                 2013          13.21
                                                                                 2014          13.09
                                                                                 2015          12.97
                                                                                 2016          12.19
                                                                                 2017          12.05
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          16.91
                                                                                 2010          27.34
                                                                                 2011          29.94
                                                                                 2012          28.09
                                                                                 2013          31.01
                                                                                 2014          40.54
                                                                                 2015          43.85
                                                                                 2016          43.90
                                                                                 2017          46.07



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        11.73     643,359.81
                                                                                        12.46     590,460.73
                                                                                        14.45     554,832.06
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.08      14,846.46
                                                                                        12.22      20,887.87
                                                                                         9.74      18,168.57
                                                                                        11.35      26,870.69
                                                                                        10.57      16,136.70
                                                                                         9.68      16,256.36
                                                                                         8.18      20,771.58
                                                                                         8.94      24,311.37
                                                                                        11.25      17,065.70
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        23.98       2,425.71
                                                                                        26.97       3,757.01
                                                                                        28.16       5,414.85
                                                                                        30.79       6,183.77
                                                                                        41.20       5,407.06
                                                                                        41.06       4,764.47
                                                                                        36.36       9,593.51
                                                                                        43.71       8,638.04
                                                                                        48.22       8,057.78
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.16         165.19
                                                                                        17.02         164.02
                                                                                        13.97       1,427.38
                                                                                        16.14       1,332.53
                                                                                        20.19       1,231.82
                                                                                        18.47       4,896.27
                                                                                        19.14       4,370.39
                                                                                        19.86       4,946.44
                                                                                        25.39       3,430.75
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.18           0.00
                                                                                        10.18         103.37
                                                                                        10.70         176.96
                                                                                        10.90      19,848.10
                                                                                        10.76      21,330.07
                                                                                        10.46      23,239.12
                                                                                        11.20      38,534.15
                                                                                        11.38      38,530.19
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.72           0.00
                                                                                         9.95           0.00
                                                                                         9.86      12,418.60
                                                                                         9.77      23,053.66
                                                                                         9.52      19,651.35
                                                                                         9.62      36,510.12
                                                                                         9.56      35,570.08
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.85         207.40
                                                                                        12.07         545.40
                                                                                        11.80       3,551.12
                                                                                        13.21       3,505.98
                                                                                        13.09       3,452.35
                                                                                        12.97       3,441.45
                                                                                        12.19       1,203.32
                                                                                        12.05       1,286.75
                                                                                        11.83       1,368.60
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        27.34         890.68
                                                                                        29.94       4,636.30
                                                                                        28.09       7,041.54
                                                                                        31.01      10,389.07
                                                                                        40.54       9,592.25
                                                                                        43.85       6,767.12
                                                                                        43.90       7,138.98
                                                                                        46.07       8,728.45
                                                                                        53.65       6,780.64

                                 2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))........................................................................... 2009          35.38
                                                                                      2010          48.81
                                                                                      2011          53.80
                                                                                      2012          52.87
                                                                                      2013          58.77
                                                                                      2014          77.36
                                                                                      2015          86.06
                                                                                      2016          88.15
                                                                                      2017          93.56
Clarion Global Real Estate Investment Division (Class B)............................. 2009           6.51
                                                                                      2010          12.03
                                                                                      2011          13.70
                                                                                      2012          12.68
                                                                                      2013          15.65
                                                                                      2014          15.89
                                                                                      2015          17.64
                                                                                      2016          17.05
                                                                                      2017          16.86
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2009           4.07
                                                                                      2010           5.86
                                                                                      2011           7.12
                                                                                      2012           7.20
                                                                                      2013           8.37
                                                                                      2014          11.94
                                                                                      2015          13.92
                                                                                      2016          13.09
                                                                                      2017          13.18
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))...................... 2009          79.77
                                                                                      2010         121.99
                                                                                      2011         130.81
                                                                                      2012         118.55
                                                                                      2013         142.35
                                                                                      2014         179.70
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).... 2009           3.17
                                                                                      2010           5.31
                                                                                      2011           5.58
Frontier Mid Cap Growth Investment Division (Class B)................................ 2009          21.39
                                                                                      2010          34.76
                                                                                      2011          39.18
                                                                                      2012          37.16
                                                                                      2013          40.32
                                                                                      2014          52.34
                                                                                      2015          56.88
                                                                                      2016          57.21
                                                                                      2017          58.97
Harris Oakmark International Investment Division (Class B)........................... 2009           8.63
                                                                                      2010          16.53
                                                                                      2011          18.87
                                                                                      2012          15.86
                                                                                      2013          20.09
                                                                                      2014          25.70
                                                                                      2015          23.73
                                                                                      2016          22.21
                                                                                      2017          23.55
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                      2013           1.04
                                                                                      2014           1.04
                                                                                      2015           1.07
                                                                                      2016           1.01
                                                                                      2017           1.10
Invesco Small Cap Growth Investment Division (Class B)............................... 2009           7.98
                                                                                      2010          12.16
                                                                                      2011          15.04
                                                                                      2012          14.58
                                                                                      2013          16.90
                                                                                      2014          23.22
                                                                                      2015          24.57
                                                                                      2016          23.67
                                                                                      2017          25.85



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...........................................................................        48.81         207.20
                                                                                             53.80         206.65
                                                                                             52.87         204.49
                                                                                             58.77         203.20
                                                                                             77.36         202.07
                                                                                             86.06         201.02
                                                                                             88.15         199.97
                                                                                             93.56         198.89
                                                                                            111.83         187.53
Clarion Global Real Estate Investment Division (Class B).............................        12.03       3,229.47
                                                                                             13.70       9,742.91
                                                                                             12.68      15,008.90
                                                                                             15.65      22,495.95
                                                                                             15.89      26,559.44
                                                                                             17.64      18,904.98
                                                                                             17.05      24,372.00
                                                                                             16.86      23,610.52
                                                                                             18.30      21,160.18
ClearBridge Aggressive Growth Investment Division (Class B)..........................         5.86           0.00
                                                                                              7.12       2,721.42
                                                                                              7.20       5,679.72
                                                                                              8.37      13,661.01
                                                                                             11.94      17,930.99
                                                                                             13.92      78,024.57
                                                                                             13.09      85,642.08
                                                                                             13.18      79,832.53
                                                                                             15.29      73,669.66
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................       121.99       2,816.31
                                                                                            130.81       4,607.47
                                                                                            118.55       4,758.50
                                                                                            142.35       5,623.83
                                                                                            179.70       4,313.77
                                                                                            186.77           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....         5.31      17,377.34
                                                                                              5.58      21,812.13
                                                                                              5.93           0.00
Frontier Mid Cap Growth Investment Division (Class B)................................        34.76       1,022.59
                                                                                             39.18       6,748.91
                                                                                             37.16       8,392.66
                                                                                             40.32       9,687.96
                                                                                             52.34       6,802.41
                                                                                             56.88       6,507.33
                                                                                             57.21       6,761.73
                                                                                             58.97       6,029.23
                                                                                             72.22       4,776.49
Harris Oakmark International Investment Division (Class B)...........................        16.53      15,302.70
                                                                                             18.87      21,365.22
                                                                                             15.86      20,465.85
                                                                                             20.09      26,615.04
                                                                                             25.70      19,131.35
                                                                                             23.73      21,679.07
                                                                                             22.21      22,976.41
                                                                                             23.55      25,153.36
                                                                                             30.11      23,374.26
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........         1.04   1,136,194.79
                                                                                              1.04   1,963,610.17
                                                                                              1.07   2,005,334.63
                                                                                              1.01   1,905,980.16
                                                                                              1.10   1,779,970.95
                                                                                              1.19   1,697,306.54
Invesco Small Cap Growth Investment Division (Class B)...............................        12.16       1,016.09
                                                                                             15.04         970.32
                                                                                             14.58       2,474.75
                                                                                             16.90       1,598.44
                                                                                             23.22       1,779.02
                                                                                             24.57       2,309.14
                                                                                             23.67       2,106.38
                                                                                             25.85       2,494.30
                                                                                             31.76       2,624.43

                                         2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class B).......................... 2009           3.01           4.40         371.66
                                                                        2010           4.40           4.81       5,255.24
                                                                        2011           4.81           4.72       5,947.73
                                                                        2012           4.72           5.35      47,533.84
                                                                        2013           5.35           7.17      12,117.66
                                                                        2014           7.17           7.64      25,760.18
                                                                        2015           7.64           8.28      32,395.29
                                                                        2016           8.28           8.11      27,129.09
                                                                        2017           8.11          10.89      19,950.38
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................... 2009           4.73           7.39      11,906.65
                                                                        2010           7.39           7.92      17,953.16
                                                                        2011           7.92           7.66       5,906.39
                                                                        2012           7.66           8.60           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........... 2013          10.90          10.32      74,835.04
                                                                        2014          10.32          10.63      70,351.75
                                                                        2015          10.63          10.47      80,079.95
                                                                        2016          10.47          10.49      73,427.48
                                                                        2017          10.49          10.63      69,144.24
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................... 2009           8.83           9.79      27,612.69
                                                                        2010           9.79          10.19      62,220.52
                                                                        2011          10.19          10.56      50,781.89
                                                                        2012          10.56          10.86      64,281.18
                                                                        2013          10.86          10.83           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................ 2012           1.01           1.04     502,029.14
                                                                        2013           1.04           1.13   1,415,404.61
                                                                        2014           1.13           1.19   1,706,131.44
                                                                        2015           1.19           1.17   1,893,785.28
                                                                        2016           1.17           1.18   1,719,343.76
                                                                        2017           1.18           1.36   1,761,563.51
JPMorgan Small Cap Value Investment Division (Class B)................. 2009           7.61          12.15       2,750.49
                                                                        2010          12.15          14.20       4,274.11
                                                                        2011          14.20          12.48       5,356.86
                                                                        2012          12.48          14.11       5,149.91
                                                                        2013          14.11          18.38       4,684.47
                                                                        2014          18.38          18.81       4,672.68
                                                                        2015          18.81          17.06       6,334.14
                                                                        2016          17.06          21.83       5,448.28
                                                                        2017          21.83          22.11       4,340.37
Loomis Sayles Global Markets Investment Division (Class B)............. 2009           7.11          10.60       2,126.19
                                                                        2010          10.60          12.68       4,601.96
                                                                        2011          12.68          12.24       6,425.11
                                                                        2012          12.24          14.03       8,838.58
                                                                        2013          14.03          16.11      13,535.25
                                                                        2014          16.11          16.34      13,258.97
                                                                        2015          16.34          16.21      13,899.28
                                                                        2016          16.21          16.65      17,651.81
                                                                        2017          16.65          20.07      14,118.52
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))..................... 2009           7.45           9.96       2,330.94
                                                                        2010           9.96          10.92       4,711.25
                                                                        2011          10.92          10.93       5,375.82
                                                                        2012          10.93          12.05       4,656.19
                                                                        2013          12.05          12.56           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)............. 2009          17.11          25.93         609.31
                                                                        2010          25.93          32.33         813.35
                                                                        2011          32.33          31.80         814.48
                                                                        2012          31.80          35.61         401.56
                                                                        2013          35.61          49.11         140.26
                                                                        2014          49.11          49.82         343.29
                                                                        2015          49.82          47.99         433.27
                                                                        2016          47.99          55.96         661.06
                                                                        2017          55.96          63.06         582.57
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))........... 2009          13.41          13.93      76,417.01
                                                                        2010          13.93          14.43     144,999.58
                                                                        2011          14.43          15.17     163,276.23
                                                                        2012          15.17          15.41     188,468.98
                                                                        2013          15.41          14.72     213,602.76
                                                                        2014          14.72          15.22     240,748.69
                                                                        2015          15.22          14.94     233,181.01
                                                                        2016          14.94          14.95     238,274.98
                                                                        2017          14.95          15.09     254,948.74

                                 2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.21
                                                                                      2010          13.23
                                                                                      2011          16.34
                                                                                      2012          15.66
                                                                                      2013          18.01
                                                                                      2014          23.45
                                                                                      2015          25.11
                                                                                      2016          23.97
                                                                                      2017          28.22
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.07
                                                                                      2010          11.25
                                                                                      2011          11.91
                                                                                      2012          10.19
                                                                                      2013          11.79
                                                                                      2014          14.05
                                                                                      2015          12.91
                                                                                      2016          12.49
                                                                                      2017          12.36
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.20
                                                                                      2016           1.16
                                                                                      2017           1.18
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.67
                                                                                      2010          13.51
                                                                                      2011          16.76
                                                                                      2012          15.72
                                                                                      2013          17.89
                                                                                      2014          24.23
                                                                                      2015          24.88
                                                                                      2016          23.30
                                                                                      2017          27.62
MetLife Stock Index Investment Division (Class B).................................... 2009          20.27
                                                                                      2010          30.35
                                                                                      2011          34.06
                                                                                      2012          33.94
                                                                                      2013          38.39
                                                                                      2014          49.56
                                                                                      2015          54.95
                                                                                      2016          54.35
                                                                                      2017          59.34
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.27
                                                                                      2010           9.81
                                                                                      2011          10.47
                                                                                      2012          10.48
                                                                                      2013          11.70
                                                                                      2014          15.12
                                                                                      2015          16.25
                                                                                      2016          14.95
                                                                                      2017          17.30
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.70
                                                                                      2010          12.52
                                                                                      2011          13.67
                                                                                      2012          11.96
                                                                                      2013          13.68
                                                                                      2014          16.00
                                                                                      2015          14.59
                                                                                      2016          14.05
                                                                                      2017          13.65
MFS(Reg. TM) Total Return Investment Division (Class B).............................. 2009          27.51
                                                                                      2010          35.81
                                                                                      2011          38.55
                                                                                      2012          38.60
                                                                                      2013          42.11
                                                                                      2014          49.00
                                                                                      2015          52.04
                                                                                      2016          50.81
                                                                                      2017          54.25
MFS(Reg. TM) Value Investment Division (Class B)..................................... 2009           7.01
                                                                                      2010          10.15
                                                                                      2011          11.06
                                                                                      2012          10.91



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.23      15,029.97
                                                                                             16.34      35,100.99
                                                                                             15.66      37,367.51
                                                                                             18.01      39,275.51
                                                                                             23.45      43,416.79
                                                                                             25.11      46,545.40
                                                                                             23.97      48,501.66
                                                                                             28.22      45,865.14
                                                                                             31.99      42,908.14
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.25      39,736.44
                                                                                             11.91      65,798.14
                                                                                             10.19      78,802.45
                                                                                             11.79      86,918.88
                                                                                             14.05      92,866.43
                                                                                             12.91     100,645.53
                                                                                             12.49      99,715.87
                                                                                             12.36     108,085.07
                                                                                             15.10      92,909.55
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12   1,134,924.09
                                                                                              1.20   1,874,008.31
                                                                                              1.16   1,688,062.76
                                                                                              1.18   1,700,311.17
                                                                                              1.34   1,679,164.65
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.51      11,178.11
                                                                                             16.76      21,215.53
                                                                                             15.72      22,062.84
                                                                                             17.89      24,341.93
                                                                                             24.23      27,338.98
                                                                                             24.88      28,355.23
                                                                                             23.30      29,849.92
                                                                                             27.62      30,731.74
                                                                                             30.97      26,540.15
MetLife Stock Index Investment Division (Class B)....................................        30.35      50,848.30
                                                                                             34.06      81,990.42
                                                                                             33.94      89,053.88
                                                                                             38.39      89,252.21
                                                                                             49.56      88,088.64
                                                                                             54.95      86,571.53
                                                                                             54.35      83,798.87
                                                                                             59.34      82,769.87
                                                                                             70.52      75,721.70
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................         9.81      22,289.55
                                                                                             10.47      81,092.07
                                                                                             10.48      84,733.72
                                                                                             11.70      91,260.55
                                                                                             15.12      89,110.19
                                                                                             16.25      88,073.28
                                                                                             14.95     101,443.69
                                                                                             17.30      87,465.56
                                                                                             18.21      74,484.93
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.52       2,427.29
                                                                                             13.67       3,535.41
                                                                                             11.96       2,050.25
                                                                                             13.68       1,826.68
                                                                                             16.00       3,681.76
                                                                                             14.59       3,810.49
                                                                                             14.05       6,018.31
                                                                                             13.65       5,985.63
                                                                                             17.15       5,631.22
MFS(Reg. TM) Total Return Investment Division (Class B)..............................        35.81         331.63
                                                                                             38.55       1,954.75
                                                                                             38.60       2,201.40
                                                                                             42.11       2,148.45
                                                                                             49.00       1,870.90
                                                                                             52.04       1,804.30
                                                                                             50.81       1,292.28
                                                                                             54.25       1,194.39
                                                                                             59.65       5,414.41
MFS(Reg. TM) Value Investment Division (Class B).....................................        10.15       6,610.67
                                                                                             11.06      20,206.39
                                                                                             10.91      19,147.06
                                                                                             12.44      17,820.26

                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          12.44
                                                                                  2014          16.51
                                                                                  2015          17.89
                                                                                  2016          17.47
                                                                                  2017          19.54
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.56
                                                                                  2010           8.04
                                                                                  2011           8.75
                                                                                  2012           8.53
                                                                                  2013           9.53
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.89
                                                                                  2011          13.76
                                                                                  2012          12.55
                                                                                  2013          13.44
                                                                                  2014          18.32
                                                                                  2015          18.14
                                                                                  2016          16.89
                                                                                  2017          15.15
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.79
                                                                                  2010          10.90
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.05
                                                                                  2011          15.33
                                                                                  2012          15.86
                                                                                  2013          17.06
                                                                                  2014          23.11
                                                                                  2015          22.58
                                                                                  2016          22.22
                                                                                  2017          25.79
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.78
                                                                                  2010          12.24
                                                                                  2011          14.74
                                                                                  2012          13.69
                                                                                  2013          14.13
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.31
                                                                                  2010          15.13
                                                                                  2011          17.19
                                                                                  2012          15.43
                                                                                  2013          18.33
                                                                                  2014          22.84
                                                                                  2015          22.87
                                                                                  2016          23.30
                                                                                  2017          22.89
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.50
                                                                                  2011           8.97
                                                                                  2012           8.19
                                                                                  2013           9.81
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.95
                                                                                  2017           1.04
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.11
                                                                                  2010          12.45
                                                                                  2011          13.15
                                                                                  2012          14.33
                                                                                  2013          15.33
                                                                                  2014          13.63
                                                                                  2015          13.75
                                                                                  2016          13.05
                                                                                  2017          13.43
PIMCO Total Return Investment Division (Class B)................................. 2009          12.47
                                                                                  2010          14.56
                                                                                  2011          15.43
                                                                                  2012          15.61
                                                                                  2013          16.72
                                                                                  2014          16.07
                                                                                  2015          16.41
                                                                                  2016          16.09
                                                                                  2017          16.18
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.71



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         16.51      20,446.47
                                                                                         17.89      20,876.37
                                                                                         17.47      28,785.44
                                                                                         19.54      31,964.19
                                                                                         22.53      23,816.69
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.04       2,284.00
                                                                                          8.75       5,053.40
                                                                                          8.53       5,287.67
                                                                                          9.53       4,813.96
                                                                                         10.41           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.76       3,221.48
                                                                                         12.55       6,725.96
                                                                                         13.44      17,533.82
                                                                                         18.32       8,787.56
                                                                                         18.14       4,178.01
                                                                                         16.89       4,903.05
                                                                                         15.15       6,346.12
                                                                                         20.78       6,042.07
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.90       2,090.20
                                                                                         11.77           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.33           2.04
                                                                                         15.86           0.00
                                                                                         17.06          42.73
                                                                                         23.11       1,998.10
                                                                                         22.58       1,674.42
                                                                                         22.22       1,743.82
                                                                                         25.79       3,208.74
                                                                                         29.20       1,910.85
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.24           0.00
                                                                                         14.74         715.42
                                                                                         13.69       2,526.00
                                                                                         14.13       2,742.30
                                                                                         15.29           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.13       1,426.53
                                                                                         17.19       4,594.07
                                                                                         15.43       5,402.49
                                                                                         18.33       5,920.40
                                                                                         22.84      24,027.45
                                                                                         22.87      23,278.37
                                                                                         23.30      26,377.63
                                                                                         22.89      22,797.14
                                                                                         30.68      17,167.89
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.50       8,243.08
                                                                                          8.97      33,858.63
                                                                                          8.19      35,481.54
                                                                                          9.81      35,223.85
                                                                                         10.40           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      42,710.22
                                                                                          0.95     264,665.31
                                                                                          1.04     108,205.29
                                                                                          1.14     108,185.08
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.45      21,182.78
                                                                                         13.15      50,445.66
                                                                                         14.33      67,883.43
                                                                                         15.33      74,662.29
                                                                                         13.63      66,592.62
                                                                                         13.75      58,579.15
                                                                                         13.05      61,363.36
                                                                                         13.43      62,140.12
                                                                                         13.62      64,094.30
PIMCO Total Return Investment Division (Class B).................................        14.56      48,378.06
                                                                                         15.43      85,239.29
                                                                                         15.61      83,164.88
                                                                                         16.72     116,288.90
                                                                                         16.07     102,304.96
                                                                                         16.41      94,431.18
                                                                                         16.09      79,605.34
                                                                                         16.18      75,992.27
                                                                                         16.58      90,464.02
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.71      87,791.06
                                                                                         10.82     189,666.22

                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.82          10.13     226,525.89
                                                                               2014          10.13          10.68     208,761.19
                                                                               2015          10.68          10.51     208,707.46
                                                                               2016          10.51          10.44     213,893.47
                                                                               2017          10.44          10.50     169,547.50
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     535,553.65
                                                                               2013           1.06           1.14   1,184,569.04
                                                                               2014           1.14           1.21   1,244,394.86
                                                                               2015           1.21           1.17   1,197,927.75
                                                                               2016           1.17           1.21   1,009,712.38
                                                                               2017           1.21           1.36     926,226.44
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.70      10,802.22
                                                                               2014          10.70          11.40      20,156.94
                                                                               2015          11.40          11.03      34,302.57
                                                                               2016          11.03          11.31      36,184.37
                                                                               2017          11.31          12.91      36,110.11
SSGA Growth and Income ETF Investment Division (Class B)...................... 2009           7.32          10.28       2,753.71
                                                                               2010          10.28          11.32      52,081.98
                                                                               2011          11.32          11.21      92,818.79
                                                                               2012          11.21          12.40      88,982.96
                                                                               2013          12.40          13.72      88,363.13
                                                                               2014          13.72          14.23      86,911.99
                                                                               2015          14.23          13.68      85,654.28
                                                                               2016          13.68          14.18      76,317.29
                                                                               2017          14.18          16.11      73,034.50
SSGA Growth ETF Investment Division (Class B)................................. 2009           6.46           9.75           0.00
                                                                               2010           9.75          10.91           0.00
                                                                               2011          10.91          10.46           0.00
                                                                               2012          10.46          11.80           0.00
                                                                               2013          11.80          13.65         608.38
                                                                               2014          13.65          14.10         608.38
                                                                               2015          14.10          13.50         608.38
                                                                               2016          13.50          14.15         608.38
                                                                               2017          14.15          16.59         608.38
T. Rowe Price Large Cap Growth Investment Division (Class B).................. 2013          15.96          20.08      11,307.31
                                                                               2014          20.08          21.41      11,805.72
                                                                               2015          21.41          23.20      19,145.07
                                                                               2016          23.20          23.09      23,811.54
                                                                               2017          23.09          30.21      19,691.32
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))................................. 2009           3.02           5.21       5,553.38
                                                                               2010           5.21           6.52      40,225.53
                                                                               2011           6.52           5.76      40,957.47
                                                                               2012           5.76           6.33      42,253.02
                                                                               2013           6.33           6.60           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................... 2009           4.92           7.89      30,458.22
                                                                               2010           7.89           9.87      40,912.13
                                                                               2011           9.87           9.52      20,934.05
                                                                               2012           9.52          10.61      27,944.03
                                                                               2013          10.61          14.20      23,912.72
                                                                               2014          14.20          15.70      30,895.51
                                                                               2015          15.70          16.41      44,795.36
                                                                               2016          16.41          17.09      46,235.71
                                                                               2017          17.09          20.90      34,497.33
T. Rowe Price Small Cap Growth Investment Division (Class B).................. 2009           8.07          12.64         452.70
                                                                               2010          12.64          16.68       2,151.25
                                                                               2011          16.68          16.59       2,713.53
                                                                               2012          16.59          18.85       4,457.17
                                                                               2013          18.85          26.64       5,851.42
                                                                               2014          26.64          27.84       8,674.11
                                                                               2015          27.84          27.96      10,736.80
                                                                               2016          27.96          30.56      11,327.15
                                                                               2017          30.56          36.71       9,575.48
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).... 2009          11.01          14.68         235.70
                                                                               2010          14.68          18.57       2,152.34
                                                                               2011          18.57          15.16       2,308.38
                                                                               2012          15.16          15.24       8,297.83
                                                                               2013          15.24          16.55       2,485.48
                                                                               2014          16.55          13.17       3,000.33
                                                                               2015          13.17           8.68       3,951.48
                                                                               2016           8.68          12.23       3,271.41
                                                                               2017          12.23          11.90       3,780.29

                                           2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2009          10.60          18.81       7,337.82
                                                                            2010          18.81          23.24      11,074.71
                                                                            2011          23.24          21.26       8,115.78
                                                                            2012          21.26          23.47           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))....................... 2012          23.35          23.91       7,157.33
                                                                            2013          23.91          30.54       6,279.81
                                                                            2014          30.54          32.82       6,510.92
                                                                            2015          32.82          29.28       8,916.47
                                                                            2016          29.28          33.15       9,324.68
                                                                            2017          33.15          35.58       8,933.28
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)......................................................... 2016          26.35          27.23      21,216.89
                                                                            2017          27.23          28.81      21,317.43
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))........................................................ 2009          14.76          19.18         746.78
                                                                            2010          19.18          21.24      12,519.93
                                                                            2011          21.24          21.75      11,851.59
                                                                            2012          21.75          24.07      11,879.54
                                                                            2013          24.07          25.48      10,797.26
                                                                            2014          25.48          26.18      15,904.62
                                                                            2015          26.18          25.10      20,378.56
                                                                            2016          25.10          25.82           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)......................................................... 2016          26.89          27.81      13,365.90
                                                                            2017          27.81          29.44      12,771.61
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          16.12          20.60       4,347.24
                                                                            2010          20.60          22.62       8,536.12
                                                                            2011          22.62          22.94       5,982.14
                                                                            2012          22.94          25.06       5,744.61
                                                                            2013          25.06          24.91       7,883.53
                                                                            2014          24.91          25.50      15,398.80
                                                                            2015          25.50          24.63      13,652.88
                                                                            2016          24.63          25.19           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          14.87          15.25       2,409.17
                                                                            2010          15.25          15.76       4,269.29
                                                                            2011          15.76          16.27      11,190.07
                                                                            2012          16.27          16.43      11,912.43
                                                                            2013          16.43          15.96      12,417.10
                                                                            2014          15.96          16.04      11,953.63
                                                                            2015          16.04          15.77       7,773.98
                                                                            2016          15.77          15.62       7,874.83
                                                                            2017          15.62          15.57       7,820.53





                                                                                         AT 2.25 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.35          23.32      11,587.99
                                                                                2010          23.32          27.91      29,311.12
                                                                                2011          27.91          22.07      26,995.71
                                                                                2012          22.07          25.50      30,240.57
                                                                                2013          25.50          31.98      21,508.26
                                                                                2014          31.98          31.93      22,326.76
                                                                                2015          31.93          31.30      26,181.32
                                                                                2016          31.30          31.25      24,457.53
                                                                                2017          31.25          38.47      21,340.74
American Funds Growth-Income Investment Division (Class 2)..................... 2009          51.05          76.38       2,361.48
                                                                                2010          76.38          83.21       8,412.90
                                                                                2011          83.21          79.88      10,785.27
                                                                                2012          79.88          91.74      10,548.30
                                                                                2013          91.74         119.76      10,978.64
                                                                                2014         119.76         129.55      11,079.01
                                                                                2015         129.55         128.51      11,347.45
                                                                                2016         128.51         140.12      11,660.06
                                                                                2017         140.12         167.68      10,755.90

                                     2.05 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.45
                                                                                 2014          11.38
                                                                                 2015          11.97
                                                                                 2016          11.79
                                                                                 2017          11.97
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.84
                                                                                 2011           9.71
                                                                                 2012           9.31
                                                                                 2013          10.36
                                                                                 2014          12.03
                                                                                 2015          12.50
                                                                                 2016          12.16
                                                                                 2017          12.84
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.31
                                                                                 2011           9.24
                                                                                 2012           8.62
                                                                                 2013           9.81
                                                                                 2014          12.03
                                                                                 2015          12.54
                                                                                 2016          12.19
                                                                                 2017          13.01
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           4.99
                                                                                 2010           7.80
                                                                                 2011           9.04
                                                                                 2012           8.45
                                                                                 2013           9.72
                                                                                 2014          12.36
                                                                                 2015          13.10
                                                                                 2016          13.67
                                                                                 2017          14.61
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.09
                                                                                 2010           9.24
                                                                                 2011           9.95
                                                                                 2012           9.77
                                                                                 2013          10.61
                                                                                 2014          11.80
                                                                                 2015          12.27
                                                                                 2016          11.93
                                                                                 2017          12.51
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.55
                                                                                 2013          11.43
                                                                                 2014          10.82
                                                                                 2015          11.02
                                                                                 2016           9.76
                                                                                 2017          10.42
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.75
                                                                                 2010          11.39
                                                                                 2011          11.93
                                                                                 2012           9.33
                                                                                 2013          10.91
                                                                                 2014          12.31
                                                                                 2015          11.66
                                                                                 2016          11.17
                                                                                 2017          11.50
BlackRock Bond Income Investment Division (Class B)............................. 2009          38.57
                                                                                 2010          41.80
                                                                                 2011          44.25
                                                                                 2012          46.09
                                                                                 2013          48.44
                                                                                 2014          46.98
                                                                                 2015          49.16
                                                                                 2016          48.32
                                                                                 2017          48.70
BlackRock Capital Appreciation Investment Division (Class B).................... 2009          16.38
                                                                                 2010          24.36



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.69           0.00
                                                                                        10.45           0.00
                                                                                        11.38       3,396.26
                                                                                        11.97       1,022.50
                                                                                        11.79         976.82
                                                                                        11.97         978.09
                                                                                        13.32       1,049.85
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
                                                                                         1.00           0.00
                                                                                         1.13           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.84      31,732.05
                                                                                         9.71      26,819.10
                                                                                         9.31      56,539.18
                                                                                        10.36      45,063.35
                                                                                        12.03      37,211.38
                                                                                        12.50       8,179.15
                                                                                        12.16      15,084.02
                                                                                        12.84      19,415.17
                                                                                        14.71      19,004.76
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.31      37,579.19
                                                                                         9.24      60,944.28
                                                                                         8.62      60,887.71
                                                                                         9.81      37,687.89
                                                                                        12.03      36,539.53
                                                                                        12.54       2,175.90
                                                                                        12.19           0.00
                                                                                        13.01           0.00
                                                                                        15.47           0.00
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.80       4,468.64
                                                                                         9.04      24,114.60
                                                                                         8.45      62,852.12
                                                                                         9.72      25,487.39
                                                                                        12.36      22,102.98
                                                                                        13.10      21,258.89
                                                                                        13.67      19,443.36
                                                                                        14.61      19,029.63
                                                                                        18.31      16,386.18
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.24      46,234.17
                                                                                         9.95     158,240.03
                                                                                         9.77     152,975.72
                                                                                        10.61     142,391.84
                                                                                        11.80     138,060.55
                                                                                        12.27     130,409.55
                                                                                        11.93     127,551.26
                                                                                        12.51     124,523.09
                                                                                        13.84     115,113.16
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.55           0.00
                                                                                        11.43      16,460.77
                                                                                        10.82      15,890.27
                                                                                        11.02      13,342.45
                                                                                         9.76       9,416.48
                                                                                        10.42       4,682.03
                                                                                        11.21       1,658.29
Baillie Gifford International Stock Investment Division (Class B)...............        11.39      36,151.29
                                                                                        11.93      34,070.70
                                                                                         9.33      31,258.45
                                                                                        10.91      12,830.55
                                                                                        12.31       2,296.00
                                                                                        11.66         591.38
                                                                                        11.17           0.00
                                                                                        11.50           0.00
                                                                                        15.20           0.00
BlackRock Bond Income Investment Division (Class B).............................        41.80      24,565.28
                                                                                        44.25      21,673.94
                                                                                        46.09      13,350.43
                                                                                        48.44       6,281.60
                                                                                        46.98       4,230.46
                                                                                        49.16       3,545.05
                                                                                        48.32       2,445.48
                                                                                        48.70         802.84
                                                                                        49.55         818.14
BlackRock Capital Appreciation Investment Division (Class B)....................        24.36      57,709.63
                                                                                        28.52      38,191.19

                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2011          28.52          25.38      29,062.09
                                                                              2012          25.38          28.36      19,818.05
                                                                              2013          28.36          37.21       8,776.98
                                                                              2014          37.21          39.60       1,336.13
                                                                              2015          39.60          41.13       1,234.30
                                                                              2016          41.13          40.24       1,199.99
                                                                              2017          40.24          52.66       1,165.26
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.52           0.00
                                                                              2012           9.52          10.18      15,748.52
                                                                              2013          10.18          11.00      17,497.16
                                                                              2014          11.00          11.42       7,982.19
                                                                              2015          11.42          11.17       7,685.38
                                                                              2016          11.17          11.43         683.73
                                                                              2017          11.43          12.69         733.87
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          20.22          19.89           0.00
                                                                              2010          19.89          19.49           1.04
                                                                              2011          19.49          19.09           0.00
                                                                              2012          19.09          18.70           0.00
                                                                              2013          18.70          18.32           0.00
                                                                              2014          18.32          17.95           0.00
                                                                              2015          17.95          17.59           0.00
                                                                              2016          17.59          17.25           0.00
                                                                              2017          17.25          17.01           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.20           9.56      25,956.52
                                                                              2010           9.56          10.84      12,631.06
                                                                              2011          10.84          11.73           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.69           9.97       3,178.47
                                                                              2012           9.97          11.40       3,446.96
                                                                              2013          11.40          14.47       3,595.02
                                                                              2014          14.47          14.89       3,414.19
                                                                              2015          14.89          14.30       3,414.19
                                                                              2016          14.30          15.27       3,414.19
                                                                              2017          15.27          18.39       3,414.19
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           8.96          10.99     109,190.30
                                                                              2010          10.99          11.85      85,900.77
                                                                              2011          11.85          11.99     198,144.68
                                                                              2012          11.99          12.83     205,156.50
                                                                              2013          12.83          13.11      72,717.53
                                                                              2014          13.11          13.41       2,661.67
                                                                              2015          13.41          13.06       2,483.28
                                                                              2016          13.06          13.38       2,080.57
                                                                              2017          13.38          14.02       2,015.24
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B))................... 2009           8.20          10.72     132,629.55
                                                                              2010          10.72          11.72     180,165.21
                                                                              2011          11.72          11.60     123,990.92
                                                                              2012          11.60          12.67     138,999.46
                                                                              2013          12.67          13.77      83,285.54
                                                                              2014          13.77          14.15      39,746.36
                                                                              2015          14.15          13.71      14,992.62
                                                                              2016          13.71          14.25      14,712.28
                                                                              2017          14.25          15.45      14,443.87
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B))................... 2009           7.46          10.38     552,743.99
                                                                              2010          10.38          11.51     712,728.40
                                                                              2011          11.51          11.13     657,704.57
                                                                              2012          11.13          12.34     595,832.00
                                                                              2013          12.34          14.27     368,681.49
                                                                              2014          14.27          14.68     199,514.51
                                                                              2015          14.68          14.20     130,928.34
                                                                              2016          14.20          14.90     127,280.36
                                                                              2017          14.90          16.75     120,187.91
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)........... 2013          11.25          12.77       6,171.58
                                                                              2014          12.77          12.69           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B))................... 2009           6.80           9.99     840,468.96
                                                                              2010           9.99          11.23     725,980.03

                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          11.23
                                                                                 2012          10.59
                                                                                 2013          11.97
                                                                                 2014          14.58
                                                                                 2015          15.03
                                                                                 2016          14.48
                                                                                 2017          15.34
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................ 2009           6.13
                                                                                 2010           8.81
                                                                                 2011           9.50
                                                                                 2012           9.15
                                                                                 2013          10.41
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................... 2011           9.99
                                                                                 2012           9.34
                                                                                 2013          10.35
                                                                                 2014          11.59
                                                                                 2015          12.45
                                                                                 2016          11.70
                                                                                 2017          12.42
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))............................................................. 2009           5.35
                                                                                 2010          10.06
                                                                                 2011          12.19
                                                                                 2012           9.71
                                                                                 2013          11.31
                                                                                 2014          10.53
                                                                                 2015           9.64
                                                                                 2016           8.14
                                                                                 2017           8.89
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................ 2009          14.53
                                                                                 2010          23.78
                                                                                 2011          26.73
                                                                                 2012          27.89
                                                                                 2013          30.49
                                                                                 2014          40.78
                                                                                 2015          40.62
                                                                                 2016          35.95
                                                                                 2017          43.20
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B)).................................................. 2009           8.30
                                                                                 2010          14.15
                                                                                 2011          17.00
                                                                                 2012          13.95
                                                                                 2013          16.11
                                                                                 2014          20.14
                                                                                 2015          18.41
                                                                                 2016          19.07
                                                                                 2017          19.78
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.17
                                                                                 2012          10.17
                                                                                 2013          10.69
                                                                                 2014          10.87
                                                                                 2015          10.73
                                                                                 2016          10.43
                                                                                 2017          11.16
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.72
                                                                                 2013           9.94
                                                                                 2014           9.85
                                                                                 2015           9.75
                                                                                 2016           9.50
                                                                                 2017           9.59
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        10.59     544,817.85
                                                                                        11.97     503,745.96
                                                                                        14.58     405,700.17
                                                                                        15.03      66,383.96
                                                                                        14.48           0.00
                                                                                        15.34           0.00
                                                                                        17.91           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B))................................         8.81      10,596.01
                                                                                         9.50       8,790.56
                                                                                         9.15       9,627.03
                                                                                        10.41       9,101.35
                                                                                        11.18           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B))....................................         9.34           0.00
                                                                                        10.35       3,314.78
                                                                                        11.59       3,627.47
                                                                                        12.45         982.37
                                                                                        11.70       9,282.19
                                                                                        12.42       9,191.52
                                                                                        14.41       9,177.98
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B)).............................................................        10.06       1,376.37
                                                                                        12.19      13,084.41
                                                                                         9.71      15,367.97
                                                                                        11.31      15,632.82
                                                                                        10.53      18,363.99
                                                                                         9.64      19,441.99
                                                                                         8.14      22,746.69
                                                                                         8.89      18,971.32
                                                                                        11.18      20,263.28
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))........................        23.78      24,741.32
                                                                                        26.73      22,077.19
                                                                                        27.89      17,073.51
                                                                                        30.49       6,501.20
                                                                                        40.78         998.97
                                                                                        40.62       1,859.50
                                                                                        35.95       1,426.03
                                                                                        43.20       1,337.16
                                                                                        47.63       1,324.44
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))..................................................        14.15           0.00
                                                                                        17.00           0.00
                                                                                        13.95           0.00
                                                                                        16.11           0.00
                                                                                        20.14         815.91
                                                                                        18.41         866.24
                                                                                        19.07         673.50
                                                                                        19.78           0.00
                                                                                        25.28           0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.17          57.11
                                                                                        10.17          57.48
                                                                                        10.69          58.29
                                                                                        10.87       2,967.01
                                                                                        10.73       3,051.08
                                                                                        10.43       2,514.00
                                                                                        11.16          62.59
                                                                                        11.34          65.09
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.72       9,524.04
                                                                                         9.94           0.00
                                                                                         9.85           0.00
                                                                                         9.75           0.00
                                                                                         9.50           0.00
                                                                                         9.59           0.00
                                                                                         9.53           0.00
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.84           0.00

                                   2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2010          10.84
                                                                                         2011          12.06
                                                                                         2012          11.78
                                                                                         2013          13.19
                                                                                         2014          13.06
                                                                                         2015          12.94
                                                                                         2016          12.15
                                                                                         2017          12.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))..................................................................... 2009          16.79
                                                                                         2010          27.13
                                                                                         2011          29.70
                                                                                         2012          27.85
                                                                                         2013          30.73
                                                                                         2014          40.15
                                                                                         2015          43.41
                                                                                         2016          43.44
                                                                                         2017          45.56
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B)).............................................................................. 2009          34.93
                                                                                         2010          48.16
                                                                                         2011          53.06
                                                                                         2012          52.12
                                                                                         2013          57.91
                                                                                         2014          76.18
                                                                                         2015          84.72
                                                                                         2016          86.73
                                                                                         2017          92.00
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.50
                                                                                         2010          12.02
                                                                                         2011          13.67
                                                                                         2012          12.65
                                                                                         2013          15.61
                                                                                         2014          15.84
                                                                                         2015          17.58
                                                                                         2016          16.98
                                                                                         2017          16.78
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.06
                                                                                         2010           5.84
                                                                                         2011           7.08
                                                                                         2012           7.16
                                                                                         2013           8.32
                                                                                         2014          11.87
                                                                                         2015          13.82
                                                                                         2016          12.99
                                                                                         2017          13.07
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          78.70
                                                                                         2010         120.30
                                                                                         2011         128.94
                                                                                         2012         116.80
                                                                                         2013         140.18
                                                                                         2014         176.87
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.16
                                                                                         2010           5.28
                                                                                         2011           5.55
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.17
                                                                                         2010          34.39
                                                                                         2011          38.74
                                                                                         2012          36.73
                                                                                         2013          39.82
                                                                                         2014          51.67
                                                                                         2015          56.13
                                                                                         2016          56.42
                                                                                         2017          58.13
Harris Oakmark International Investment Division (Class B).............................. 2009           8.60
                                                                                         2010          16.47
                                                                                         2011          18.78
                                                                                         2012          15.78
                                                                                         2013          19.98



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                12.06           0.00
                                                                                                11.78           0.00
                                                                                                13.19           0.00
                                                                                                13.06           0.00
                                                                                                12.94           0.00
                                                                                                12.15           0.00
                                                                                                12.00           0.00
                                                                                                11.78           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).....................................................................        27.13      38,740.09
                                                                                                29.70      36,558.17
                                                                                                27.85      32,821.66
                                                                                                30.73      11,771.53
                                                                                                40.15       5,073.25
                                                                                                43.41       1,921.64
                                                                                                43.44       1,174.97
                                                                                                45.56       1,179.83
                                                                                                53.03       1,140.12
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))..............................................................................        48.16       2,034.11
                                                                                                53.06       2,771.42
                                                                                                52.12       3,407.29
                                                                                                57.91       3,116.40
                                                                                                76.18       2,099.65
                                                                                                84.72          18.09
                                                                                                86.73           0.00
                                                                                                92.00           0.00
                                                                                               109.92           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.02     110,924.02
                                                                                                13.67      95,985.35
                                                                                                12.65      66,140.78
                                                                                                15.61      28,101.03
                                                                                                15.84      10,721.36
                                                                                                17.58       6,170.46
                                                                                                16.98       5,504.43
                                                                                                16.78       5,643.78
                                                                                                18.21       5,599.04
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.84       9,833.41
                                                                                                 7.08       9,162.94
                                                                                                 7.16      12,316.43
                                                                                                 8.32      16,362.42
                                                                                                11.87       4,992.31
                                                                                                13.82      18,867.67
                                                                                                12.99      11,833.51
                                                                                                13.07      11,569.39
                                                                                                15.17       9,901.98
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       120.30      15,722.51
                                                                                               128.94      10,623.30
                                                                                               116.80       8,093.35
                                                                                               140.18       5,653.66
                                                                                               176.87       1,892.24
                                                                                               183.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.28       5,798.12
                                                                                                 5.55       5,498.70
                                                                                                 5.89           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        34.39       9,258.88
                                                                                                38.74       8,645.58
                                                                                                36.73       7,095.74
                                                                                                39.82       3,674.42
                                                                                                51.67       2,946.74
                                                                                                56.13       2,870.67
                                                                                                56.42       2,500.50
                                                                                                58.13       2,451.00
                                                                                                71.16       1,991.63
Harris Oakmark International Investment Division (Class B)..............................        16.47     114,411.52
                                                                                                18.78      80,454.88
                                                                                                15.78      67,568.31
                                                                                                19.98      34,943.47
                                                                                                25.54      16,834.31

                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2014          25.54          23.57       7,090.06
                                                                             2015          23.57          22.05       6,444.14
                                                                             2016          22.05          23.37       5,442.17
                                                                             2017          23.37          29.87       6,852.80
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      74,303.63
                                                                             2013           1.04           1.04     120,906.96
                                                                             2014           1.04           1.07     118,052.31
                                                                             2015           1.07           1.01      96,330.46
                                                                             2016           1.01           1.10           0.00
                                                                             2017           1.10           1.19           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           7.95          12.11      48,315.60
                                                                             2010          12.11          14.97      49,446.68
                                                                             2011          14.97          14.51      43,483.34
                                                                             2012          14.51          16.81      13,810.16
                                                                             2013          16.81          23.08       4,603.62
                                                                             2014          23.08          24.40       2,486.81
                                                                             2015          24.40          23.50       1,908.26
                                                                             2016          23.50          25.66       1,824.57
                                                                             2017          25.66          31.51       1,729.45
Jennison Growth Investment Division (Class B)............................... 2009           3.00           4.38      58,932.53
                                                                             2010           4.38           4.78      48,662.14
                                                                             2011           4.78           4.69      43,416.71
                                                                             2012           4.69           5.31      47,319.39
                                                                             2013           5.31           7.12      12,269.17
                                                                             2014           7.12           7.59      11,497.29
                                                                             2015           7.59           8.22      10,912.36
                                                                             2016           8.22           8.04      10,733.36
                                                                             2017           8.04          10.79      15,175.07
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.71           7.35      74,802.53
                                                                             2010           7.35           7.88      26,623.92
                                                                             2011           7.88           7.61      18,660.87
                                                                             2012           7.61           8.55           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.87          10.29      23,291.03
                                                                             2014          10.29          10.60      28,202.82
                                                                             2015          10.60          10.43      22,701.75
                                                                             2016          10.43          10.45      18,214.47
                                                                             2017          10.45          10.58      19,333.14
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.83           9.79       2,040.64
                                                                             2010           9.79          10.17      15,366.23
                                                                             2011          10.17          10.54      21,283.41
                                                                             2012          10.54          10.84      23,741.72
                                                                             2013          10.84          10.81           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04       2,346.01
                                                                             2013           1.04           1.13       9,213.55
                                                                             2014           1.13           1.19       9,156.58
                                                                             2015           1.19           1.17       6,552.23
                                                                             2016           1.17           1.18      53,776.23
                                                                             2017           1.18           1.35      49,287.26
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.60          12.12         699.66
                                                                             2010          12.12          14.16      14,616.80
                                                                             2011          14.16          12.44      16,252.18
                                                                             2012          12.44          14.05      15,069.56
                                                                             2013          14.05          18.30      12,329.21
                                                                             2014          18.30          18.71      12,452.63
                                                                             2015          18.71          16.97      12,375.81
                                                                             2016          16.97          21.70       9,589.59
                                                                             2017          21.70          21.97       9,668.67
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.10          10.58           0.00
                                                                             2010          10.58          12.65      16,707.99
                                                                             2011          12.65          12.21      16,711.36
                                                                             2012          12.21          13.98      15,349.25
                                                                             2013          13.98          16.05      14,665.40
                                                                             2014          16.05          16.27      14,215.23
                                                                             2015          16.27          16.13      13,330.66
                                                                             2016          16.13          16.56      12,821.59
                                                                             2017          16.56          19.95      10,978.85
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.45           9.95       3,056.41
                                                                             2010           9.95          10.90       3,897.08
                                                                             2011          10.90          10.91       3,600.95
                                                                             2012          10.91          12.02       1,812.42
                                                                             2013          12.02          12.53           0.00

                                 2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                              BEGINNING OF
                                                                                                  YEAR
                                                                                              ACCUMULATION
INVESTMENT DIVISION                                                                    YEAR    UNIT VALUE
------------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2009          16.98
                                                                                      2010          25.72
                                                                                      2011          32.06
                                                                                      2012          31.52
                                                                                      2013          35.28
                                                                                      2014          48.63
                                                                                      2015          49.31
                                                                                      2016          47.47
                                                                                      2017          55.33
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))......................... 2009          13.34
                                                                                      2010          13.85
                                                                                      2011          14.34
                                                                                      2012          15.08
                                                                                      2013          15.30
                                                                                      2014          14.61
                                                                                      2015          15.10
                                                                                      2016          14.81
                                                                                      2017          14.82
MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2009           8.17
                                                                                      2010          13.16
                                                                                      2011          16.25
                                                                                      2012          15.57
                                                                                      2013          17.90
                                                                                      2014          23.29
                                                                                      2015          24.93
                                                                                      2016          23.78
                                                                                      2017          27.99
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................... 2009           7.03
                                                                                      2010          11.19
                                                                                      2011          11.83
                                                                                      2012          10.13
                                                                                      2013          11.71
                                                                                      2014          13.94
                                                                                      2015          12.80
                                                                                      2016          12.38
                                                                                      2017          12.25
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013           1.07
                                                                                      2014           1.12
                                                                                      2015           1.19
                                                                                      2016           1.16
                                                                                      2017           1.18
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................... 2009           8.62
                                                                                      2010          13.43
                                                                                      2011          16.66
                                                                                      2012          15.62
                                                                                      2013          17.76
                                                                                      2014          24.05
                                                                                      2015          24.68
                                                                                      2016          23.10
                                                                                      2017          27.37
MetLife Stock Index Investment Division (Class B).................................... 2009          20.08
                                                                                      2010          30.05
                                                                                      2011          33.71
                                                                                      2012          33.57
                                                                                      2013          37.96
                                                                                      2014          48.98
                                                                                      2015          54.27
                                                                                      2016          53.66
                                                                                      2017          58.55
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))................................................. 2009           7.25
                                                                                      2010           9.77
                                                                                      2011          10.43
                                                                                      2012          10.43
                                                                                      2013          11.64
                                                                                      2014          15.03
                                                                                      2015          16.15
                                                                                      2016          14.85
                                                                                      2017          17.18
MFS(Reg. TM) Research International Investment Division (Class B).................... 2009           7.67
                                                                                      2010          12.46
                                                                                      2011          13.60



                                                                                                       NUMBER OF
                                                                                        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                     UNIT VALUE        YEAR
------------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Core Investment Division (Class B)...........................        25.72      16,892.37
                                                                                             32.06      14,390.23
                                                                                             31.52      12,246.95
                                                                                             35.28       6,447.49
                                                                                             48.63       2,405.70
                                                                                             49.31         854.54
                                                                                             47.47         683.89
                                                                                             55.33         658.77
                                                                                             62.32         393.63
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).........................        13.85     322,475.56
                                                                                             14.34     311,993.21
                                                                                             15.08     234,901.53
                                                                                             15.30      92,505.13
                                                                                             14.61      53,061.94
                                                                                             15.10      36,384.67
                                                                                             14.81      29,274.17
                                                                                             14.82      28,981.47
                                                                                             14.95      26,705.33
MetLife Mid Cap Stock Index Investment Division (Class B)............................        13.16      87,055.42
                                                                                             16.25      89,247.28
                                                                                             15.57      72,962.46
                                                                                             17.90      37,706.75
                                                                                             23.29      19,785.12
                                                                                             24.93      11,355.83
                                                                                             23.78      10,407.47
                                                                                             27.99       9,961.75
                                                                                             31.71       9,370.93
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))...................................        11.19     113,379.18
                                                                                             11.83     120,965.57
                                                                                             10.13      99,290.99
                                                                                             11.71      49,876.44
                                                                                             13.94      30,924.84
                                                                                             12.80      22,005.61
                                                                                             12.38      18,383.18
                                                                                             12.25      20,115.89
                                                                                             14.96      17,414.11
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........         1.12      10,434.64
                                                                                              1.19      10,225.03
                                                                                              1.16       9,893.28
                                                                                              1.18       9,876.15
                                                                                              1.34      10,463.55
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))...................................        13.43      75,709.38
                                                                                             16.66      53,609.77
                                                                                             15.62      33,343.31
                                                                                             17.76      21,512.18
                                                                                             24.05       9,099.15
                                                                                             24.68       2,640.65
                                                                                             23.10       2,612.65
                                                                                             27.37       2,625.67
                                                                                             30.68       2,538.03
MetLife Stock Index Investment Division (Class B)....................................        30.05     189,460.41
                                                                                             33.71     170,861.66
                                                                                             33.57     129,584.67
                                                                                             37.96      49,357.05
                                                                                             48.98      28,224.11
                                                                                             54.27      13,706.09
                                                                                             53.66      15,489.54
                                                                                             58.55      15,015.70
                                                                                             69.55      13,454.70
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).................................................         9.77      88,639.15
                                                                                             10.43      74,539.88
                                                                                             10.43      51,536.70
                                                                                             11.64      34,558.23
                                                                                             15.03      21,303.52
                                                                                             16.15       8,214.39
                                                                                             14.85       6,930.54
                                                                                             17.18       3,978.44
                                                                                             18.07       3,416.65
MFS(Reg. TM) Research International Investment Division (Class B)....................        12.46      73,850.73
                                                                                             13.60      60,180.29
                                                                                             11.90      34,739.71

                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2012          11.90
                                                                                 2013          13.60
                                                                                 2014          15.89
                                                                                 2015          14.49
                                                                                 2016          13.94
                                                                                 2017          13.54
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          27.21
                                                                                 2010          35.41
                                                                                 2011          38.09
                                                                                 2012          38.13
                                                                                 2013          41.57
                                                                                 2014          48.35
                                                                                 2015          51.33
                                                                                 2016          50.08
                                                                                 2017          53.45
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           6.97
                                                                                 2010          10.09
                                                                                 2011          10.99
                                                                                 2012          10.84
                                                                                 2013          12.35
                                                                                 2014          16.38
                                                                                 2015          17.75
                                                                                 2016          17.32
                                                                                 2017          19.37
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.55
                                                                                 2010           8.03
                                                                                 2011           8.74
                                                                                 2012           8.52
                                                                                 2013           9.50
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          11.81
                                                                                 2011          13.66
                                                                                 2012          12.46
                                                                                 2013          13.34
                                                                                 2014          18.17
                                                                                 2015          17.98
                                                                                 2016          16.73
                                                                                 2017          15.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................ 2009           7.75
                                                                                 2010          10.83
Neuberger Berman Genesis Investment Division (Class B).......................... 2010          13.98
                                                                                 2011          15.25
                                                                                 2012          15.77
                                                                                 2013          16.95
                                                                                 2014          22.95
                                                                                 2015          22.42
                                                                                 2016          22.05
                                                                                 2017          25.58
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B)).......................................... 2009           7.75
                                                                                 2010          12.19
                                                                                 2011          14.68
                                                                                 2012          13.62
                                                                                 2013          14.05
Oppenheimer Global Equity Investment Division (Class B)......................... 2009           9.25
                                                                                 2010          15.03
                                                                                 2011          17.07
                                                                                 2012          15.32
                                                                                 2013          18.19
                                                                                 2014          22.65
                                                                                 2015          22.66
                                                                                 2016          23.08
                                                                                 2017          22.66
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))............................. 2009           5.56
                                                                                 2010           8.49
                                                                                 2011           8.96
                                                                                 2012           8.17
                                                                                 2013           9.78
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)...... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           0.95
                                                                                 2017           1.03
PIMCO Inflation Protected Bond Investment Division (Class B).................... 2009          11.08



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.60      14,495.73
                                                                                        15.89       4,873.07
                                                                                        14.49       2,423.14
                                                                                        13.94       1,821.26
                                                                                        13.54           0.00
                                                                                        17.00           0.00
MFS(Reg. TM) Total Return Investment Division (Class B).........................        35.41      13,646.39
                                                                                        38.09      13,104.32
                                                                                        38.13       6,109.91
                                                                                        41.57       1,531.71
                                                                                        48.35       1,017.03
                                                                                        51.33           0.00
                                                                                        50.08           0.00
                                                                                        53.45           0.00
                                                                                        58.74           0.00
MFS(Reg. TM) Value Investment Division (Class B)................................        10.09      44,248.19
                                                                                        10.99      44,232.39
                                                                                        10.84      31,785.71
                                                                                        12.35      14,934.43
                                                                                        16.38      14,016.30
                                                                                        17.75       1,827.67
                                                                                        17.32         280.27
                                                                                        19.37         313.03
                                                                                        22.31       2,615.58
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.03       4,101.54
                                                                                         8.74       4,507.16
                                                                                         8.52       2,405.54
                                                                                         9.50         838.19
                                                                                        10.39           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.66      37,431.27
                                                                                        12.46      26,713.74
                                                                                        13.34      17,175.14
                                                                                        18.17       8,994.17
                                                                                        17.98       3,099.77
                                                                                        16.73       3,066.38
                                                                                        15.00       3,207.48
                                                                                        20.57       2,991.69
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................        10.83      33,038.61
                                                                                        11.69           0.00
Neuberger Berman Genesis Investment Division (Class B)..........................        15.25      27,113.12
                                                                                        15.77      20,589.40
                                                                                        16.95       8,252.77
                                                                                        22.95       4,818.19
                                                                                        22.42           0.00
                                                                                        22.05           0.00
                                                                                        25.58           0.00
                                                                                        28.94           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))..........................................        12.19      18,352.44
                                                                                        14.68      14,904.55
                                                                                        13.62      15,211.89
                                                                                        14.05       8,935.83
                                                                                        15.20           0.00
Oppenheimer Global Equity Investment Division (Class B).........................        15.03      35,006.22
                                                                                        17.07      36,283.31
                                                                                        15.32      29,824.08
                                                                                        18.19      18,629.18
                                                                                        22.65       5,000.85
                                                                                        22.66         699.38
                                                                                        23.08         402.55
                                                                                        22.66         427.85
                                                                                        30.36         368.97
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................         8.49       7,378.12
                                                                                         8.96       1,921.33
                                                                                         8.17       1,202.27
                                                                                         9.78         103.95
                                                                                        10.38           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)......         1.03           0.00
                                                                                         0.95           0.00
                                                                                         1.03           0.00
                                                                                         1.14           0.00
PIMCO Inflation Protected Bond Investment Division (Class B)....................        12.41      69,311.59

                                2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                           BEGINNING OF
                                                                                               YEAR
                                                                                           ACCUMULATION
INVESTMENT DIVISION                                                                 YEAR    UNIT VALUE
---------------------------------------------------------------------------------- ------ --------------
                                                                                   2010          12.41
                                                                                   2011          13.10
                                                                                   2012          14.27
                                                                                   2013          15.25
                                                                                   2014          13.56
                                                                                   2015          13.66
                                                                                   2016          12.97
                                                                                   2017          13.34
PIMCO Total Return Investment Division (Class B).................................. 2009          12.42
                                                                                   2010          14.49
                                                                                   2011          15.36
                                                                                   2012          15.52
                                                                                   2013          16.62
                                                                                   2014          15.97
                                                                                   2015          16.30
                                                                                   2016          15.97
                                                                                   2017          16.05
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)....... 2011           9.99
                                                                                   2012          10.70
                                                                                   2013          10.82
                                                                                   2014          10.12
                                                                                   2015          10.66
                                                                                   2016          10.49
                                                                                   2017          10.41
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............ 2012           1.01
                                                                                   2013           1.06
                                                                                   2014           1.14
                                                                                   2015           1.21
                                                                                   2016           1.17
                                                                                   2017           1.21
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).......... 2013          10.21
                                                                                   2014          10.70
                                                                                   2015          11.39
                                                                                   2016          11.02
                                                                                   2017          11.29
SSGA Growth and Income ETF Investment Division (Class B).......................... 2009           7.30
                                                                                   2010          10.26
                                                                                   2011          11.29
                                                                                   2012          11.17
                                                                                   2013          12.35
                                                                                   2014          13.67
                                                                                   2015          14.17
                                                                                   2016          13.61
                                                                                   2017          14.10
SSGA Growth ETF Investment Division (Class B)..................................... 2009           6.45
                                                                                   2010           9.73
                                                                                   2011          10.88
                                                                                   2012          10.43
                                                                                   2013          11.75
                                                                                   2014          13.60
                                                                                   2015          14.04
                                                                                   2016          13.44
                                                                                   2017          14.07
T. Rowe Price Large Cap Growth Investment Division (Class B)...................... 2013          15.85
                                                                                   2014          19.92
                                                                                   2015          21.24
                                                                                   2016          23.00
                                                                                   2017          22.88
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))..................................... 2009           3.00
                                                                                   2010           5.18
                                                                                   2011           6.49
                                                                                   2012           5.72
                                                                                   2013           6.29
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................ 2009           4.90
                                                                                   2010           7.85
                                                                                   2011           9.82
                                                                                   2012           9.47
                                                                                   2013          10.54
                                                                                   2014          14.11
                                                                                   2015          15.59
                                                                                   2016          16.29
                                                                                   2017          16.95
T. Rowe Price Small Cap Growth Investment Division (Class B)...................... 2009           8.02



                                                                                                    NUMBER OF
                                                                                     END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                  UNIT VALUE        YEAR
---------------------------------------------------------------------------------- -------------- -------------
                                                                                          13.10      66,501.36
                                                                                          14.27      50,885.16
                                                                                          15.25      40,821.09
                                                                                          13.56      32,887.87
                                                                                          13.66      23,879.20
                                                                                          12.97      19,031.29
                                                                                          13.34      27,980.63
                                                                                          13.52      18,616.07
PIMCO Total Return Investment Division (Class B)..................................        14.49     150,182.39
                                                                                          15.36     207,668.11
                                                                                          15.52     175,720.58
                                                                                          16.62     100,588.64
                                                                                          15.97      80,434.82
                                                                                          16.30      66,164.16
                                                                                          15.97      64,200.54
                                                                                          16.05      65,798.90
                                                                                          16.44      66,274.23
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011).......        10.70           0.00
                                                                                          10.82       4,725.36
                                                                                          10.12       1,336.14
                                                                                          10.66           0.00
                                                                                          10.49           0.00
                                                                                          10.41           0.00
                                                                                          10.47           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............         1.06       5,800.38
                                                                                           1.14      12,569.60
                                                                                           1.21      12,440.34
                                                                                           1.17       9,734.77
                                                                                           1.21       9,668.72
                                                                                           1.36      10,352.61
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)..........        10.70           0.00
                                                                                          11.39           0.00
                                                                                          11.02           0.00
                                                                                          11.29           0.00
                                                                                          12.88           0.00
SSGA Growth and Income ETF Investment Division (Class B)..........................        10.26      59,199.97
                                                                                          11.29     356,694.86
                                                                                          11.17     329,553.88
                                                                                          12.35     312,475.42
                                                                                          13.67     109,960.41
                                                                                          14.17      88,955.92
                                                                                          13.61      29,934.72
                                                                                          14.10      28,677.97
                                                                                          16.01      26,784.12
SSGA Growth ETF Investment Division (Class B).....................................         9.73      11,764.84
                                                                                          10.88      15,005.95
                                                                                          10.43      23,889.08
                                                                                          11.75      21,231.13
                                                                                          13.60       3,933.45
                                                                                          14.04           0.00
                                                                                          13.44           0.00
                                                                                          14.07           0.00
                                                                                          16.49           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)......................        19.92      29,455.13
                                                                                          21.24      11,135.36
                                                                                          23.00       5,712.34
                                                                                          22.88       6,558.73
                                                                                          29.92       5,873.99
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).....................................         5.18     274,215.52
                                                                                           6.49     177,222.62
                                                                                           5.72     128,984.56
                                                                                           6.29      73,697.73
                                                                                           6.56           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)........................         7.85     169,838.19
                                                                                           9.82     168,221.24
                                                                                           9.47     134,850.19
                                                                                          10.54      88,029.90
                                                                                          14.11      60,387.69
                                                                                          15.59      36,071.22
                                                                                          16.29      24,019.16
                                                                                          16.95      24,260.43
                                                                                          20.72      21,832.56
T. Rowe Price Small Cap Growth Investment Division (Class B)......................        12.56      40,836.65

                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010          12.56          16.57      27,747.20
                                                                             2011          16.57          16.47      26,835.49
                                                                             2012          16.47          18.70      15,031.37
                                                                             2013          18.70          26.41       7,561.46
                                                                             2014          26.41          27.60       4,931.38
                                                                             2015          27.60          27.70       3,385.59
                                                                             2016          27.70          30.26       4,137.35
                                                                             2017          30.26          36.33       3,971.08
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2009).. 2009          11.01          14.67       1,040.06
                                                                             2010          14.67          18.55       1,127.29
                                                                             2011          18.55          15.14       1,027.34
                                                                             2012          15.14          15.21       1,661.90
                                                                             2013          15.21          16.51       1,411.83
                                                                             2014          16.51          13.13       1,264.67
                                                                             2015          13.13           8.65       1,747.83
                                                                             2016           8.65          12.18       4,431.68
                                                                             2017          12.18          11.84       1,780.90
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2009          10.55          18.71      55,220.28
                                                                             2010          18.71          23.10      54,852.74
                                                                             2011          23.10          21.12      38,593.02
                                                                             2012          21.12          23.31           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))........................ 2012          23.20          23.74      15,645.32
                                                                             2013          23.74          30.31       4,820.22
                                                                             2014          30.31          32.56       1,712.05
                                                                             2015          32.56          29.03       1,358.84
                                                                             2016          29.03          32.85       1,262.23
                                                                             2017          32.85          35.24       1,005.16
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B).......................................................... 2016          26.07          26.93      12,400.55
                                                                             2017          26.93          28.48      12,007.17
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))......................................................... 2009          14.67          19.05      40,278.03
                                                                             2010          19.05          21.08      51,560.57
                                                                             2011          21.08          21.58      39,640.28
                                                                             2012          21.58          23.87      29,494.64
                                                                             2013          23.87          25.25      18,921.29
                                                                             2014          25.25          25.94      13,907.60
                                                                             2015          25.94          24.86      13,323.58
                                                                             2016          24.86          25.56           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2016          26.61          27.50      15,446.95
                                                                             2017          27.50          29.10      14,804.72
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E)).................................................................. 2009          16.00          20.44         345.98
                                                                             2010          20.44          22.44      26,598.31
                                                                             2011          22.44          22.74      21,394.23
                                                                             2012          22.74          24.83      17,557.77
                                                                             2013          24.83          24.67      17,931.30
                                                                             2014          24.67          25.24      17,723.16
                                                                             2015          25.24          24.37      17,518.33
                                                                             2016          24.37          24.92           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          14.77          15.13      60,525.75
                                                                             2010          15.13          15.64      56,306.02
                                                                             2011          15.64          16.13      33,008.38
                                                                             2012          16.13          16.28       7,940.14
                                                                             2013          16.28          15.81       2,080.22
                                                                             2014          15.81          15.88       1,592.74
                                                                             2015          15.88          15.61       1,571.85
                                                                             2016          15.61          15.45       1,618.96
                                                                             2017          15.45          15.39       1,785.80




                                                                                         AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.27          23.18     137,244.23

                                                                           AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                  --------------------------------------------------
                                                                          BEGINNING OF                   NUMBER OF
                                                                              YEAR        END OF YEAR   ACCUMULATION
                                                                          ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                  2010          23.18          27.74     119,958.89
                                                                  2011          27.74          21.92      89,152.02
                                                                  2012          21.92          25.31      54,019.83
                                                                  2013          25.31          31.73      23,248.89
                                                                  2014          31.73          31.67       9,539.90
                                                                  2015          31.67          31.03       5,926.56
                                                                  2016          31.03          30.96       5,917.36
                                                                  2017          30.96          38.09       5,066.88
American Funds Growth-Income Investment Division (Class 2)....... 2009          50.42          75.40      36,089.45
                                                                  2010          75.40          82.10      36,287.44
                                                                  2011          82.10          78.77      26,286.99
                                                                  2012          78.77          90.43      13,723.88
                                                                  2013          90.43         117.98       5,229.67
                                                                  2014         117.98         127.56       1,991.39
                                                                  2015         127.56         126.47       1,842.40
                                                                  2016         126.47         137.84       1,944.56
                                                                  2017         137.84         164.87       1,789.78





                                     2.10 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)........... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.44
                                                                                 2014          11.36
                                                                                 2015          11.94
                                                                                 2016          11.76
                                                                                 2017          11.93
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
                                                                                 2016           1.00
                                                                                 2017           1.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.83
                                                                                 2011           9.70
                                                                                 2012           9.30
                                                                                 2013          10.33
                                                                                 2014          12.00
                                                                                 2015          12.46
                                                                                 2016          12.11
                                                                                 2017          12.79
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.55
                                                                                 2010           8.30
                                                                                 2011           9.23
                                                                                 2012           8.61
                                                                                 2013           9.79
                                                                                 2014          11.99
                                                                                 2015          12.50
                                                                                 2016          12.14
                                                                                 2017          12.96
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           4.99
                                                                                 2010           7.79
                                                                                 2011           9.03
                                                                                 2012           8.43
                                                                                 2013           9.70
                                                                                 2014          12.32
                                                                                 2015          13.06
                                                                                 2016          13.61
                                                                                 2017          14.54
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.09
                                                                                 2010           9.24
                                                                                 2011           9.94
                                                                                 2012           9.75
                                                                                 2013          10.59
                                                                                 2014          11.77
                                                                                 2015          12.23
                                                                                 2016          11.88
                                                                                 2017          12.45
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (5/2/2011)...........         9.69           0.00
                                                                                        10.44           0.00
                                                                                        11.36           0.00
                                                                                        11.94           0.00
                                                                                        11.76       1,134.49
                                                                                        11.93       1,157.18
                                                                                        13.28           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
                                                                                         1.00           0.00
                                                                                         1.13           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.83      39,922.51
                                                                                         9.70      62,515.56
                                                                                         9.30      60,129.42
                                                                                        10.33      58,058.54
                                                                                        12.00      25,080.58
                                                                                        12.46      24,239.94
                                                                                        12.11      23,395.93
                                                                                        12.79      23,046.32
                                                                                        14.63      22,314.70
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.30     560,074.35
                                                                                         9.23     390,952.72
                                                                                         8.61     262,539.05
                                                                                         9.79     207,904.55
                                                                                        11.99     195,158.92
                                                                                        12.50     184,074.78
                                                                                        12.14     183,292.70
                                                                                        12.96     137,576.47
                                                                                        15.40     131,334.51
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.79           0.00
                                                                                         9.03           0.00
                                                                                         8.43           0.00
                                                                                         9.70           0.00
                                                                                        12.32           0.00
                                                                                        13.06           0.00
                                                                                        13.61           0.00
                                                                                        14.54           0.00
                                                                                        18.22           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.24      17,147.38
                                                                                         9.94      65,652.07
                                                                                         9.75      69,926.04
                                                                                        10.59     104,718.84
                                                                                        11.77     101,003.59
                                                                                        12.23      97,545.38
                                                                                        11.88      73,273.13
                                                                                        12.45      69,942.38
                                                                                        13.78      67,933.52
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.55           0.00

                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2012          10.55          11.42           0.00
                                                                              2013          11.42          10.80       2,396.99
                                                                              2014          10.80          11.00       5,255.12
                                                                              2015          11.00           9.74       5,923.84
                                                                              2016           9.74          10.39       5,923.84
                                                                              2017          10.39          11.18           0.00
Baillie Gifford International Stock Investment Division (Class B)............ 2009           7.68          11.29           0.00
                                                                              2010          11.29          11.81           0.54
                                                                              2011          11.81           9.24           0.00
                                                                              2012           9.24          10.80           0.00
                                                                              2013          10.80          12.17           0.00
                                                                              2014          12.17          11.52           0.00
                                                                              2015          11.52          11.04           0.00
                                                                              2016          11.04          11.35           0.00
                                                                              2017          11.35          15.00           0.00
BlackRock Bond Income Investment Division (Class B).......................... 2009          38.08          41.25         439.47
                                                                              2010          41.25          43.65         433.45
                                                                              2011          43.65          45.44         503.15
                                                                              2012          45.44          47.73         395.43
                                                                              2013          47.73          46.27         420.87
                                                                              2014          46.27          48.39         407.88
                                                                              2015          48.39          47.55         411.75
                                                                              2016          47.55          47.90         411.53
                                                                              2017          47.90          48.71         417.19
BlackRock Capital Appreciation Investment Division (Class B)................. 2009          16.26          24.18         447.80
                                                                              2010          24.18          28.29         450.70
                                                                              2011          28.29          25.16           0.00
                                                                              2012          25.16          28.11           0.00
                                                                              2013          28.11          36.86           0.00
                                                                              2014          36.86          39.21           0.00
                                                                              2015          39.21          40.70           0.00
                                                                              2016          40.70          39.80           0.00
                                                                              2017          39.80          52.06           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)................................................................... 2011           9.99           9.52           0.00
                                                                              2012           9.52          10.17           0.00
                                                                              2013          10.17          10.99           0.00
                                                                              2014          10.99          11.40           0.00
                                                                              2015          11.40          11.15           0.00
                                                                              2016          11.15          11.40           0.00
                                                                              2017          11.40          12.65           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (formerly
BlackRock Money Market Investment Division (Class B))........................ 2009          19.96          19.63           0.00
                                                                              2010          19.63          19.22           0.00
                                                                              2011          19.22          18.82           0.00
                                                                              2012          18.82          18.43           0.00
                                                                              2013          18.43          18.05           0.00
                                                                              2014          18.05          17.67           0.00
                                                                              2015          17.67          17.30           0.00
                                                                              2016          17.30          16.96           0.00
                                                                              2017          16.96          16.72           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B) and before that
MetLife Aggressive Allocation Investment Division (Class B))................. 2009           6.19           9.54           0.00
                                                                              2010           9.54          10.81           0.00
                                                                              2011          10.81          11.69           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Asset Allocation 100 Investment Division (Class B)).................. 2011          11.65           9.93           0.00
                                                                              2012           9.93          11.36           0.00
                                                                              2013          11.36          14.40           0.00
                                                                              2014          14.40          14.82           0.00
                                                                              2015          14.82          14.22           0.00
                                                                              2016          14.22          15.18           0.00
                                                                              2017          15.18          18.27           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (formerly
MetLife Asset Allocation 20 Investment Division (Class B))................... 2009           8.95          10.97      21,274.88
                                                                              2010          10.97          11.82      21,062.10
                                                                              2011          11.82          11.95      20,837.13
                                                                              2012          11.95          12.78      20,618.39
                                                                              2013          12.78          13.05      20,390.62
                                                                              2014          13.05          13.35      20,161.47
                                                                              2015          13.35          12.99      19,916.64
                                                                              2016          12.99          13.30      19,108.83
                                                                              2017          13.30          13.93      17,229.96

                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class B) (formerly
MetLife Asset Allocation 40 Investment Division (Class B)).................... 2009           8.19          10.70           0.00
                                                                               2010          10.70          11.68           0.00
                                                                               2011          11.68          11.56           0.00
                                                                               2012          11.56          12.62           0.00
                                                                               2013          12.62          13.71           0.00
                                                                               2014          13.71          14.08           0.00
                                                                               2015          14.08          13.64           0.00
                                                                               2016          13.64          14.17           0.00
                                                                               2017          14.17          15.35           0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (formerly
MetLife Asset Allocation 60 Investment Division (Class B)).................... 2009           7.45          10.36       6,405.84
                                                                               2010          10.36          11.48      24,130.62
                                                                               2011          11.48          11.09      23,831.59
                                                                               2012          11.09          12.29      23,538.04
                                                                               2013          12.29          14.21       1,260.00
                                                                               2014          14.21          14.61           0.00
                                                                               2015          14.61          14.13           0.00
                                                                               2016          14.13          14.82           0.00
                                                                               2017          14.82          16.65           0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013          11.22          12.73           0.00
                                                                               2014          12.73          12.65           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (formerly
MetLife Asset Allocation 80 Investment Division (Class B)).................... 2009           6.78           9.97      25,827.40
                                                                               2010           9.97          11.20      53,265.28
                                                                               2011          11.20          10.55      48,932.06
                                                                               2012          10.55          11.92      48,480.95
                                                                               2013          11.92          14.52      65,547.25
                                                                               2014          14.52          14.96      64,968.52
                                                                               2015          14.96          14.40      64,327.25
                                                                               2016          14.40          15.25      59,336.54
                                                                               2017          15.25          17.79      60,442.51
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)).............................. 2009           6.13           8.81           0.00
                                                                               2010           8.81           9.49           0.00
                                                                               2011           9.49           9.13           0.00
                                                                               2012           9.13          10.38           0.00
                                                                               2013          10.38          11.15           0.00
Brighthouse Balanced Plus Investment Division (Class B) (formerly MetLife
Balanced Plus Investment Division (Class B)).................................. 2011           9.99           9.33           0.00
                                                                               2012           9.33          10.34           0.00
                                                                               2013          10.34          11.58       3,115.98
                                                                               2014          11.58          12.43       7,307.85
                                                                               2015          12.43          11.67       9,413.81
                                                                               2016          11.67          12.39       9,445.02
                                                                               2017          12.39          14.36       4,648.41
Brighthouse/Aberdeen Emerging Markets Equity Investment Division
(Class B) (formerly Met/Aberdeen Emerging Markets Equity Investment
Division (Class B))........................................................... 2009           5.34          10.04           0.00
                                                                               2010          10.04          12.16           0.00
                                                                               2011          12.16           9.68           0.00
                                                                               2012           9.68          11.27           0.00
                                                                               2013          11.27          10.49           0.00
                                                                               2014          10.49           9.60           0.00
                                                                               2015           9.60           8.10           0.00
                                                                               2016           8.10           8.85           0.00
                                                                               2017           8.85          11.12           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (formerly
Met/Artisan Mid Cap Value Investment Division (Class B))...................... 2009          14.41          23.58           0.00
                                                                               2010          23.58          26.50           0.00
                                                                               2011          26.50          27.63       2,111.19
                                                                               2012          27.63          30.19       2,032.21
                                                                               2013          30.19          40.36       1,906.30
                                                                               2014          40.36          40.18       1,863.08
                                                                               2015          40.18          35.54       1,727.17
                                                                               2016          35.54          42.69       1,646.97
                                                                               2017          42.69          47.05           0.00
Brighthouse/Dimensional International Small Company Investment Division
(Class B) (formerly Met/Dimensional International Small Company
Investment Division (Class B))................................................ 2009           8.30          14.14           0.00
                                                                               2010          14.14          16.98           0.00

                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2011          16.98
                                                                                 2012          13.92
                                                                                 2013          16.07
                                                                                 2014          20.09
                                                                                 2015          18.35
                                                                                 2016          19.00
                                                                                 2017          19.69
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B)).......... 2010           9.99
                                                                                 2011          10.17
                                                                                 2012          10.16
                                                                                 2013          10.68
                                                                                 2014          10.85
                                                                                 2015          10.71
                                                                                 2016          10.40
                                                                                 2017          11.13
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011).................................................. 2011           9.98
                                                                                 2012           9.72
                                                                                 2013           9.93
                                                                                 2014           9.84
                                                                                 2015           9.74
                                                                                 2016           9.47
                                                                                 2017           9.57
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B))....... 2009           9.99
                                                                                 2010          10.84
                                                                                 2011          12.05
                                                                                 2012          11.77
                                                                                 2013          13.17
                                                                                 2014          13.03
                                                                                 2015          12.90
                                                                                 2016          12.11
                                                                                 2017          11.96
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B))............................................................. 2009          16.67
                                                                                 2010          26.93
                                                                                 2011          29.46
                                                                                 2012          27.61
                                                                                 2013          30.45
                                                                                 2014          39.77
                                                                                 2015          42.97
                                                                                 2016          42.98
                                                                                 2017          45.06
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))...................................................................... 2009          34.49
                                                                                 2010          47.53
                                                                                 2011          52.34
                                                                                 2012          51.38
                                                                                 2013          57.06
                                                                                 2014          75.03
                                                                                 2015          83.39
                                                                                 2016          85.33
                                                                                 2017          90.47
Clarion Global Real Estate Investment Division (Class B)........................ 2009           6.48
                                                                                 2010          11.97
                                                                                 2011          13.61
                                                                                 2012          12.58
                                                                                 2013          15.52
                                                                                 2014          15.73
                                                                                 2015          17.45
                                                                                 2016          16.85
                                                                                 2017          16.64
ClearBridge Aggressive Growth Investment Division (Class B)..................... 2009           4.04
                                                                                 2010           5.81
                                                                                 2011           7.05
                                                                                 2012           7.12
                                                                                 2013           8.27
                                                                                 2014          11.79
                                                                                 2015          13.73
                                                                                 2016          12.90
                                                                                 2017          12.97



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.92           0.00
                                                                                        16.07           0.00
                                                                                        20.09           0.00
                                                                                        18.35           0.00
                                                                                        19.00           0.00
                                                                                        19.69           0.00
                                                                                        25.16           0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B)
(formerly Met/Eaton Vance Floating Rate Investment Division (Class B))..........        10.17           0.00
                                                                                        10.16           0.00
                                                                                        10.68           0.00
                                                                                        10.85           0.00
                                                                                        10.71           0.00
                                                                                        10.40           0.00
                                                                                        11.13           0.00
                                                                                        11.30           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)..................................................         9.72           0.00
                                                                                         9.93           0.00
                                                                                         9.84           0.00
                                                                                         9.74           0.00
                                                                                         9.47           0.00
                                                                                         9.57           0.00
                                                                                         9.49           0.00
Brighthouse/Templeton International Bond Investment Division (Class B)
(formerly Met/Templeton International Bond Investment Division (Class B)).......        10.84           0.00
                                                                                        12.05           0.00
                                                                                        11.77           0.00
                                                                                        13.17           0.00
                                                                                        13.03           0.00
                                                                                        12.90           0.00
                                                                                        12.11           0.00
                                                                                        11.96           0.00
                                                                                        11.73           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class B)).............................................................        26.93       1,312.65
                                                                                        29.46         466.02
                                                                                        27.61         485.75
                                                                                        30.45         479.28
                                                                                        39.77         412.30
                                                                                        42.97         392.76
                                                                                        42.98         397.78
                                                                                        45.06         392.56
                                                                                        52.42         370.94
Brighthouse/Wellington Large Cap Research Investment Division (Class B)
(formerly Met/Wellington Large Cap Research Investment Division
(Class B))......................................................................        47.53           0.00
                                                                                        52.34           0.00
                                                                                        51.38           0.00
                                                                                        57.06           0.00
                                                                                        75.03           0.00
                                                                                        83.39           0.00
                                                                                        85.33           0.00
                                                                                        90.47           0.00
                                                                                       108.04           0.00
Clarion Global Real Estate Investment Division (Class B)........................        11.97       3,594.93
                                                                                        13.61       3,241.36
                                                                                        12.58       7,443.84
                                                                                        15.52       6,441.63
                                                                                        15.73       9,024.00
                                                                                        17.45       8,760.82
                                                                                        16.85       5,921.64
                                                                                        16.64       5,815.65
                                                                                        18.05       4,819.26
ClearBridge Aggressive Growth Investment Division (Class B).....................         5.81           0.00
                                                                                         7.05           0.00
                                                                                         7.12       7,895.98
                                                                                         8.27       7,600.61
                                                                                        11.79       7,129.66
                                                                                        13.73       6,968.03
                                                                                        12.90       7,411.93
                                                                                        12.97       7,307.90
                                                                                        15.04           0.00

                                  2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                BEGINNING OF
                                                                                                    YEAR
                                                                                                ACCUMULATION
INVESTMENT DIVISION                                                                      YEAR    UNIT VALUE
--------------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................ 2009          77.65
                                                                                        2010         118.64
                                                                                        2011         127.10
                                                                                        2012         115.07
                                                                                        2013         138.03
                                                                                        2014         174.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)...... 2009           3.14
                                                                                        2010           5.25
                                                                                        2011           5.52
Frontier Mid Cap Growth Investment Division (Class B).................................. 2009          20.95
                                                                                        2010          34.02
                                                                                        2011          38.31
                                                                                        2012          36.29
                                                                                        2013          39.34
                                                                                        2014          51.01
                                                                                        2015          55.39
                                                                                        2016          55.65
                                                                                        2017          57.30
Harris Oakmark International Investment Division (Class B)............................. 2009           8.56
                                                                                        2010          16.40
                                                                                        2011          18.70
                                                                                        2012          15.70
                                                                                        2013          19.87
                                                                                        2014          25.39
                                                                                        2015          23.42
                                                                                        2016          21.89
                                                                                        2017          23.19
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)............. 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.04
                                                                                        2015           1.07
                                                                                        2016           1.00
                                                                                        2017           1.10
Invesco Small Cap Growth Investment Division (Class B)................................. 2009           7.92
                                                                                        2010          12.06
                                                                                        2011          14.90
                                                                                        2012          14.44
                                                                                        2013          16.71
                                                                                        2014          22.94
                                                                                        2015          24.24
                                                                                        2016          23.33
                                                                                        2017          25.46
Jennison Growth Investment Division (Class B).......................................... 2009           2.99
                                                                                        2010           4.36
                                                                                        2011           4.76
                                                                                        2012           4.67
                                                                                        2013           5.28
                                                                                        2014           7.07
                                                                                        2015           7.53
                                                                                        2016           8.15
                                                                                        2017           7.97
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)).................................... 2009           4.69
                                                                                        2010           7.32
                                                                                        2011           7.84
                                                                                        2012           7.57
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)........................... 2013          10.84
                                                                                        2014          10.26
                                                                                        2015          10.56
                                                                                        2016          10.39
                                                                                        2017          10.40
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C))..................................... 2009           8.82
                                                                                        2010           9.78
                                                                                        2011          10.16
                                                                                        2012          10.52
                                                                                        2013          10.81
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................ 2012           1.01
                                                                                        2013           1.04
                                                                                        2014           1.13



                                                                                                         NUMBER OF
                                                                                          END OF YEAR   ACCUMULATION
                                                                                         ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                       UNIT VALUE        YEAR
--------------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))........................       118.64         624.85
                                                                                              127.10         538.98
                                                                                              115.07         274.82
                                                                                              138.03         266.96
                                                                                              174.08         266.96
                                                                                              180.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)......         5.25           0.00
                                                                                                5.52           0.00
                                                                                                5.86           0.00
Frontier Mid Cap Growth Investment Division (Class B)..................................        34.02           0.00
                                                                                               38.31           0.41
                                                                                               36.29          43.35
                                                                                               39.34           0.00
                                                                                               51.01           0.00
                                                                                               55.39           0.00
                                                                                               55.65           0.00
                                                                                               57.30           0.00
                                                                                               70.11           0.00
Harris Oakmark International Investment Division (Class B).............................        16.40          42.91
                                                                                               18.70          27.69
                                                                                               15.70       3,349.03
                                                                                               19.87       3,215.01
                                                                                               25.39       3,009.31
                                                                                               23.42       2,940.90
                                                                                               21.89       3,001.37
                                                                                               23.19       2,927.06
                                                                                               29.63       2,275.95
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).............         1.04           0.00
                                                                                                1.04      25,910.72
                                                                                                1.07      70,890.17
                                                                                                1.00      82,329.45
                                                                                                1.10      82,329.45
                                                                                                1.18           0.00
Invesco Small Cap Growth Investment Division (Class B).................................        12.06           0.00
                                                                                               14.90           0.00
                                                                                               14.44           0.00
                                                                                               16.71           0.00
                                                                                               22.94           0.00
                                                                                               24.24           0.00
                                                                                               23.33           0.00
                                                                                               25.46           0.00
                                                                                               31.25           0.00
Jennison Growth Investment Division (Class B)..........................................         4.36           0.00
                                                                                                4.76           7.02
                                                                                                4.67           0.00
                                                                                                5.28           0.00
                                                                                                7.07           0.00
                                                                                                7.53           0.00
                                                                                                8.15       1,684.10
                                                                                                7.97       1,847.54
                                                                                               10.70           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))....................................         7.32           0.00
                                                                                                7.84           4.28
                                                                                                7.57           0.00
                                                                                                8.50           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)...........................        10.26           0.00
                                                                                               10.56           0.00
                                                                                               10.39           0.00
                                                                                               10.40           0.00
                                                                                               10.52           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).....................................         9.78           0.00
                                                                                               10.16           0.00
                                                                                               10.52           0.00
                                                                                               10.81           0.00
                                                                                               10.78           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)............................................................................         1.04           0.00
                                                                                                1.13      12,495.59
                                                                                                1.18      29,691.71

                                2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
                                                                                    2015           1.18
                                                                                    2016           1.17
                                                                                    2017           1.18
JPMorgan Small Cap Value Investment Division (Class B)............................. 2009           7.59
                                                                                    2010          12.09
                                                                                    2011          14.12
                                                                                    2012          12.40
                                                                                    2013          14.00
                                                                                    2014          18.22
                                                                                    2015          18.62
                                                                                    2016          16.88
                                                                                    2017          21.57
Loomis Sayles Global Markets Investment Division (Class B)......................... 2009           7.09
                                                                                    2010          10.56
                                                                                    2011          12.62
                                                                                    2012          12.17
                                                                                    2013          13.94
                                                                                    2014          15.99
                                                                                    2015          16.20
                                                                                    2016          16.05
                                                                                    2017          16.47
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B))................................. 2009           7.45
                                                                                    2010           9.94
                                                                                    2011          10.89
                                                                                    2012          10.89
                                                                                    2013          12.00
Loomis Sayles Small Cap Core Investment Division (Class B)......................... 2009          16.86
                                                                                    2010          25.52
                                                                                    2011          31.79
                                                                                    2012          31.24
                                                                                    2013          34.95
                                                                                    2014          48.15
                                                                                    2015          48.80
                                                                                    2016          46.96
                                                                                    2017          54.71
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B))....................... 2009          13.27
                                                                                    2010          13.77
                                                                                    2011          14.25
                                                                                    2012          14.98
                                                                                    2013          15.20
                                                                                    2014          14.50
                                                                                    2015          14.98
                                                                                    2016          14.68
                                                                                    2017          14.68
MetLife Mid Cap Stock Index Investment Division (Class B).......................... 2009           8.14
                                                                                    2010          13.10
                                                                                    2011          16.16
                                                                                    2012          15.48
                                                                                    2013          17.79
                                                                                    2014          23.14
                                                                                    2015          24.75
                                                                                    2016          23.60
                                                                                    2017          27.76
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B))................................. 2009           7.00
                                                                                    2010          11.13
                                                                                    2011          11.76
                                                                                    2012          10.06
                                                                                    2013          11.63
                                                                                    2014          13.84
                                                                                    2015          12.70
                                                                                    2016          12.28
                                                                                    2017          12.14
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........ 2013           1.07
                                                                                    2014           1.11
                                                                                    2015           1.19
                                                                                    2016           1.15
                                                                                    2017           1.18
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B))................................. 2009           8.58
                                                                                    2010          13.36
                                                                                    2011          16.56
                                                                                    2012          15.52



                                                                                                     NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- -------------
                                                                                            1.17      45,192.90
                                                                                            1.18      45,471.82
                                                                                            1.35           0.00
JPMorgan Small Cap Value Investment Division (Class B).............................        12.09           0.00
                                                                                           14.12           0.00
                                                                                           12.40           0.00
                                                                                           14.00           0.00
                                                                                           18.22           0.00
                                                                                           18.62           0.00
                                                                                           16.88           0.00
                                                                                           21.57           0.00
                                                                                           21.83           0.00
Loomis Sayles Global Markets Investment Division (Class B).........................        10.56           0.00
                                                                                           12.62           0.00
                                                                                           12.17           0.00
                                                                                           13.94           0.00
                                                                                           15.99       4,028.78
                                                                                           16.20       3,937.44
                                                                                           16.05       3,650.21
                                                                                           16.47       3,480.71
                                                                                           19.84           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).................................         9.94           0.00
                                                                                           10.89           0.00
                                                                                           10.89       5,188.27
                                                                                           12.00       4,994.18
                                                                                           12.49           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).........................        25.52           0.00
                                                                                           31.79           1.04
                                                                                           31.24       1,834.50
                                                                                           34.95       1,765.87
                                                                                           48.15       1,656.46
                                                                                           48.80       1,618.91
                                                                                           46.96       1,500.81
                                                                                           54.71       1,431.12
                                                                                           61.59           0.00
MetLife Aggregate Bond Index Investment Division (Class B) (formerly
Barclays Aggregate Bond Index Investment Division (Class B)).......................        13.77       5,987.41
                                                                                           14.25       6,059.46
                                                                                           14.98       5,800.43
                                                                                           15.20       4,302.67
                                                                                           14.50       7,543.58
                                                                                           14.98       7,973.53
                                                                                           14.68       8,291.22
                                                                                           14.68       8,328.26
                                                                                           14.81       9,500.44
MetLife Mid Cap Stock Index Investment Division (Class B)..........................        13.10       1,124.85
                                                                                           16.16       1,010.38
                                                                                           15.48         994.35
                                                                                           17.79         972.31
                                                                                           23.14       1,233.77
                                                                                           24.75       1,214.29
                                                                                           23.60       1,239.96
                                                                                           27.76       1,196.87
                                                                                           31.44       1,167.76
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B) (formerly MSCI
EAFE(Reg. TM) Index Investment Division (Class B)).................................        11.13       3,775.22
                                                                                           11.76       3,964.27
                                                                                           10.06       4,494.63
                                                                                           11.63       4,582.47
                                                                                           13.84       6,149.77
                                                                                           12.70       6,799.19
                                                                                           12.28       7,318.48
                                                                                           12.14       7,751.58
                                                                                           14.81       7,302.19
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........         1.11      55,379.09
                                                                                            1.19      54,725.18
                                                                                            1.15      65,285.97
                                                                                            1.18      65,033.60
                                                                                            1.34      52,563.42
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B) (formerly Russell
2000(Reg. TM) Index Investment Division (Class B)).................................        13.36       1,126.34
                                                                                           16.56         997.02
                                                                                           15.52       1,004.61
                                                                                           17.63         997.02

                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2013          17.63
                                                                                  2014          23.86
                                                                                  2015          24.49
                                                                                  2016          22.90
                                                                                  2017          27.12
MetLife Stock Index Investment Division (Class B)................................ 2009          19.89
                                                                                  2010          29.76
                                                                                  2011          33.37
                                                                                  2012          33.21
                                                                                  2013          37.53
                                                                                  2014          48.40
                                                                                  2015          53.61
                                                                                  2016          52.97
                                                                                  2017          57.77
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           7.22
                                                                                  2010           9.73
                                                                                  2011          10.38
                                                                                  2012          10.38
                                                                                  2013          11.58
                                                                                  2014          14.94
                                                                                  2015          16.05
                                                                                  2016          14.74
                                                                                  2017          17.05
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           7.64
                                                                                  2010          12.41
                                                                                  2011          13.53
                                                                                  2012          11.83
                                                                                  2013          13.52
                                                                                  2014          15.79
                                                                                  2015          14.39
                                                                                  2016          13.84
                                                                                  2017          13.43
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          26.91
                                                                                  2010          35.01
                                                                                  2011          37.64
                                                                                  2012          37.66
                                                                                  2013          41.04
                                                                                  2014          47.71
                                                                                  2015          50.62
                                                                                  2016          49.37
                                                                                  2017          52.66
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           6.94
                                                                                  2010          10.04
                                                                                  2011          10.93
                                                                                  2012          10.77
                                                                                  2013          12.26
                                                                                  2014          16.26
                                                                                  2015          17.61
                                                                                  2016          17.18
                                                                                  2017          19.19
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................ 2009           5.55
                                                                                  2010           8.03
                                                                                  2011           8.73
                                                                                  2012           8.50
                                                                                  2013           9.48
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.73
                                                                                  2011          13.57
                                                                                  2012          12.36
                                                                                  2013          13.23
                                                                                  2014          18.01
                                                                                  2015          17.82
                                                                                  2016          16.57
                                                                                  2017          14.85
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.70
                                                                                  2010          10.76
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          13.92
                                                                                  2011          15.17
                                                                                  2012          15.68
                                                                                  2013          16.85
                                                                                  2014          22.80
                                                                                  2015          22.26
                                                                                  2016          21.88



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         23.86       1,215.23
                                                                                         24.49       1,238.54
                                                                                         22.90       1,273.16
                                                                                         27.12       1,236.93
                                                                                         30.39       1,207.15
MetLife Stock Index Investment Division (Class B)................................        29.76       7,687.22
                                                                                         33.37       6,073.78
                                                                                         33.21       5,948.06
                                                                                         37.53       5,751.27
                                                                                         48.40       7,187.22
                                                                                         53.61       6,784.31
                                                                                         52.97       6,859.80
                                                                                         57.77       6,704.59
                                                                                         68.59       6,421.53
MFS Value Investment Division II (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.73           0.00
                                                                                         10.38           0.92
                                                                                         10.38         603.54
                                                                                         11.58           0.00
                                                                                         14.94           0.00
                                                                                         16.05           0.00
                                                                                         14.74           0.00
                                                                                         17.05           0.00
                                                                                         17.93           0.00
MFS(Reg. TM) Research International Investment Division (Class B)................        12.41         740.44
                                                                                         13.53         743.75
                                                                                         11.83           0.00
                                                                                         13.52           0.00
                                                                                         15.79           0.00
                                                                                         14.39           0.00
                                                                                         13.84           0.00
                                                                                         13.43           0.00
                                                                                         16.86           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        35.01           0.00
                                                                                         37.64           0.00
                                                                                         37.66           0.00
                                                                                         41.04           0.00
                                                                                         47.71           0.00
                                                                                         50.62           0.00
                                                                                         49.37           0.00
                                                                                         52.66           0.00
                                                                                         57.84           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.04           0.00
                                                                                         10.93           0.00
                                                                                         10.77           0.00
                                                                                         12.26           0.00
                                                                                         16.26           0.00
                                                                                         17.61           0.00
                                                                                         17.18           0.00
                                                                                         19.19           0.00
                                                                                         22.10           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))............................................         8.03           0.00
                                                                                          8.73           0.00
                                                                                          8.50           0.00
                                                                                          9.48           0.00
                                                                                         10.36           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.57           0.00
                                                                                         12.36           0.00
                                                                                         13.23           0.00
                                                                                         18.01           0.00
                                                                                         17.82           0.00
                                                                                         16.57           0.00
                                                                                         14.85           0.00
                                                                                         20.35           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.76           0.00
                                                                                         11.62           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.17           4.22
                                                                                         15.68         200.05
                                                                                         16.85           0.00
                                                                                         22.80           0.00
                                                                                         22.26           0.00
                                                                                         21.88           0.00
                                                                                         25.37           0.00

                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2017          25.37
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.72
                                                                                  2010          12.14
                                                                                  2011          14.61
                                                                                  2012          13.55
                                                                                  2013          13.97
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.20
                                                                                  2010          14.93
                                                                                  2011          16.95
                                                                                  2012          15.21
                                                                                  2013          18.04
                                                                                  2014          22.46
                                                                                  2015          22.46
                                                                                  2016          22.86
                                                                                  2017          22.44
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.55
                                                                                  2010           8.49
                                                                                  2011           8.95
                                                                                  2012           8.16
                                                                                  2013           9.76
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
                                                                                  2016           0.95
                                                                                  2017           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.05
                                                                                  2010          12.37
                                                                                  2011          13.05
                                                                                  2012          14.20
                                                                                  2013          15.18
                                                                                  2014          13.48
                                                                                  2015          13.59
                                                                                  2016          12.89
                                                                                  2017          13.25
PIMCO Total Return Investment Division (Class B)................................. 2009          12.37
                                                                                  2010          14.43
                                                                                  2011          15.28
                                                                                  2012          15.44
                                                                                  2013          16.52
                                                                                  2014          15.87
                                                                                  2015          16.19
                                                                                  2016          15.85
                                                                                  2017          15.93
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.70
                                                                                  2013          10.81
                                                                                  2014          10.10
                                                                                  2015          10.64
                                                                                  2016          10.46
                                                                                  2017          10.38
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01
                                                                                  2013           1.06
                                                                                  2014           1.14
                                                                                  2015           1.20
                                                                                  2016           1.17
                                                                                  2017           1.21
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)......... 2013          10.21
                                                                                  2014          10.70
                                                                                  2015          11.38
                                                                                  2016          11.00
                                                                                  2017          11.27
SSGA Growth and Income ETF Investment Division (Class B)......................... 2009           7.29
                                                                                  2010          10.24
                                                                                  2011          11.26
                                                                                  2012          11.14
                                                                                  2013          12.31
                                                                                  2014          13.61
                                                                                  2015          14.10
                                                                                  2016          13.54
                                                                                  2017          14.02
SSGA Growth ETF Investment Division (Class B).................................... 2009           6.44
                                                                                  2010           9.70
                                                                                  2011          10.85



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         28.69           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.14           0.00
                                                                                         14.61           0.00
                                                                                         13.55           0.00
                                                                                         13.97           0.00
                                                                                         15.11           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        14.93       1,505.41
                                                                                         16.95       1,422.04
                                                                                         15.21       4,968.61
                                                                                         18.04       4,726.77
                                                                                         22.46       3,801.79
                                                                                         22.46       3,708.74
                                                                                         22.86       3,749.82
                                                                                         22.44       3,675.62
                                                                                         30.05       2,745.36
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.49           0.00
                                                                                          8.95           0.00
                                                                                          8.16           0.00
                                                                                          9.76           0.00
                                                                                         10.35           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
                                                                                          1.03           0.00
                                                                                          1.14           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.37      17,732.66
                                                                                         13.05      18,000.47
                                                                                         14.20       9,283.54
                                                                                         15.18       8,983.71
                                                                                         13.48       8,751.78
                                                                                         13.59       8,672.18
                                                                                         12.89       8,421.84
                                                                                         13.25       8,274.11
                                                                                         13.43           0.00
PIMCO Total Return Investment Division (Class B).................................        14.43       5,933.71
                                                                                         15.28       5,862.31
                                                                                         15.44       4,708.68
                                                                                         16.52       3,397.61
                                                                                         15.87       3,187.09
                                                                                         16.19       3,114.83
                                                                                         15.85       2,887.61
                                                                                         15.93       2,753.52
                                                                                         16.30           0.00
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.70           0.00
                                                                                         10.81           0.00
                                                                                         10.10           0.00
                                                                                         10.64           0.00
                                                                                         10.46           0.00
                                                                                         10.38       5,825.40
                                                                                         10.43       5,743.18
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06           0.00
                                                                                          1.14      30,893.71
                                                                                          1.20      73,532.29
                                                                                          1.17      83,517.92
                                                                                          1.21      83,517.92
                                                                                          1.35           0.00
Schroders Global Multi-Asset Investment Division II (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013).........        10.70           0.00
                                                                                         11.38           0.00
                                                                                         11.00           0.00
                                                                                         11.27           0.00
                                                                                         12.85       5,179.32
SSGA Growth and Income ETF Investment Division (Class B).........................        10.24           0.00
                                                                                         11.26           0.00
                                                                                         11.14      37,737.11
                                                                                         12.31      37,303.12
                                                                                         13.61      36,876.63
                                                                                         14.10      36,454.56
                                                                                         13.54      31,852.42
                                                                                         14.02      31,410.09
                                                                                         15.91      23,323.64
SSGA Growth ETF Investment Division (Class B)....................................         9.70           0.00
                                                                                         10.85           0.00
                                                                                         10.40           0.00

                                         2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                BEGINNING OF                   NUMBER OF
                                                                                    YEAR        END OF YEAR   ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                        2012          10.40          11.71           0.00
                                                                        2013          11.71          13.54           0.00
                                                                        2014          13.54          13.97           0.00
                                                                        2015          13.97          13.37           0.00
                                                                        2016          13.37          13.99           0.00
                                                                        2017          13.99          16.39       5,959.75
T. Rowe Price Large Cap Growth Investment Division (Class B)........... 2013          15.73          19.77       1,165.08
                                                                        2014          19.77          21.07       1,085.95
                                                                        2015          21.07          22.80       1,588.14
                                                                        2016          22.80          22.67       1,636.21
                                                                        2017          22.67          29.64       3,043.89
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).......................... 2009           2.99           5.16           0.00
                                                                        2010           5.16           6.45           0.00
                                                                        2011           6.45           5.69           0.00
                                                                        2012           5.69           6.25           0.00
                                                                        2013           6.25           6.52           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............. 2009           4.88           7.82       2,797.65
                                                                        2010           7.82           9.78       2,807.04
                                                                        2011           9.78           9.42           0.00
                                                                        2012           9.42          10.48           0.00
                                                                        2013          10.48          14.02           0.00
                                                                        2014          14.02          15.48           0.00
                                                                        2015          15.48          16.17         823.08
                                                                        2016          16.17          16.82         856.68
                                                                        2017          16.82          20.55       3,237.14
T. Rowe Price Small Cap Growth Investment Division (Class B)........... 2009           7.97          12.48           0.00
                                                                        2010          12.48          16.45           2.44
                                                                        2011          16.45          16.34           0.00
                                                                        2012          16.34          18.55           0.00
                                                                        2013          18.55          26.19           0.00
                                                                        2014          26.19          27.35           0.00
                                                                        2015          27.35          27.44         459.24
                                                                        2016          27.44          29.96         510.14
                                                                        2017          29.96          35.95           0.00
VanEck Global Natural Resources Investment Division (Class B) (formerly
Van Eck Global Natural Resources Investment Division (Class B)) (5/1/2002009          11.01          14.66           0.00
                                                                        2010          14.66          18.53           0.00
                                                                        2011          18.53          15.12           0.00
                                                                        2012          15.12          15.18           0.00
                                                                        2013          15.18          16.46           0.00
                                                                        2014          16.46          13.09           0.00
                                                                        2015          13.09           8.61           0.00
                                                                        2016           8.61          12.13           0.00
                                                                        2017          12.13          11.79           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2009          10.49          18.60       3,007.70
                                                                        2010          18.60          22.96       1,561.34
                                                                        2011          22.96          20.98       1,771.72
                                                                        2012          20.98          23.15           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Invesco Mid Cap Value Investment Division (Class B))................... 2012          23.04          23.57       1,206.50
                                                                        2013          23.57          30.08       1,026.81
                                                                        2014          30.08          32.30         979.28
                                                                        2015          32.30          28.78       1,074.88
                                                                        2016          28.78          32.56         968.38
                                                                        2017          32.56          34.90       1,838.70
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)..................................................... 2016          25.79          26.63       2,005.51
                                                                        2017          26.63          28.15       2,334.22
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B)).................................................... 2009          14.58          18.92         968.24
                                                                        2010          18.92          20.93         913.94
                                                                        2011          20.93          21.41       3,485.91
                                                                        2012          21.41          23.67       2,526.75
                                                                        2013          23.67          25.03       2,370.19
                                                                        2014          25.03          25.70       2,316.46
                                                                        2015          25.70          24.61       2,147.47
                                                                        2016          24.61          25.30           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)..................................................... 2016          26.32          27.20       2,208.38
                                                                        2017          27.20          28.76         283.11

                                           2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Pioneer Strategic Income Investment Division
(Class E))................................................................. 2009          15.89          20.28           0.00
                                                                            2010          20.28          22.25           0.00
                                                                            2011          22.25          22.54           0.00
                                                                            2012          22.54          24.60           0.00
                                                                            2013          24.60          24.43           0.00
                                                                            2014          24.43          24.98           0.00
                                                                            2015          24.98          24.11           0.00
                                                                            2016          24.11          24.65           0.00
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          14.66          15.02       3,470.64
                                                                            2010          15.02          15.51       3,473.07
                                                                            2011          15.51          15.99           0.00
                                                                            2012          15.99          16.13           0.00
                                                                            2013          16.13          15.66           0.00
                                                                            2014          15.66          15.72           0.00
                                                                            2015          15.72          15.44           0.00
                                                                            2016          15.44          15.27           0.00
                                                                            2017          15.27          15.21           0.00





                                                                                   AT 2.35 SEPARATE
                                                                                    ACCOUNT CHARGE:
                                                                                 ---------------------
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
American Funds Global Small Capitalization Investment Division (Class 2)........ 2009          13.20
                                                                                 2010          23.05
                                                                                 2011          27.56
                                                                                 2012          21.77
                                                                                 2013          25.12
                                                                                 2014          31.48
                                                                                 2015          31.40
                                                                                 2016          30.75
                                                                                 2017          30.67
American Funds Growth-Income Investment Division (Class 2)...................... 2009          49.79
                                                                                 2010          74.43
                                                                                 2011          81.01
                                                                                 2012          77.68
                                                                                 2013          89.13
                                                                                 2014         116.23
                                                                                 2015         125.60
                                                                                 2016         124.47
                                                                                 2017         135.59
The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into
Western Asset
   Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016.
  Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment
                                    Division.
The assets of the Pioneer Strategic Income Investment Division of the Met Investors Fund merged into
Western Asset
   Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016.
 Accumulation Unit Values prior to May 2, 2016 are those of the Pioneer Strategic Income Investment
Division...............................................................................................
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into the MetLife Asset Allocation 80 Investment
Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit
Values prior to April 28, 2014 are those of the MetLife Growth Strategy
Investment Division.............................................................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division.............................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division....................



                                                                                   AT 2.35 SEPARATE ACCOUNT
                                                                                            CHARGE:
                                                                                 ----------------------------
                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)........        23.05       3,143.57
                                                                                        27.56       2,048.82
                                                                                        21.77       1,436.29
                                                                                        25.12         589.52
                                                                                        31.48         516.90
                                                                                        31.40         540.06
                                                                                        30.75         554.04
                                                                                        30.67         573.53
                                                                                        37.72         518.43
American Funds Growth-Income Investment Division (Class 2)......................        74.43         866.30
                                                                                        81.01         539.47
                                                                                        77.68         520.88
                                                                                        89.13         165.24
                                                                                       116.23         142.17
                                                                                       125.60         134.55
                                                                                       124.47         137.94
                                                                                       135.59       1,873.99
                                                                                       162.09       1,764.91
The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western
Asset
          Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016.
  Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment
                                    Division.
The assets of the Pioneer Strategic Income Investment Division of the Met Investors Fund merged into Western
Asset
          Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016.
Accumulation Unit Values prior to May 2, 2016 are those of the Pioneer Strategic Income Investment Division...
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into the MetLife Asset Allocation 80 Investment
Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit
Values prior to April 28, 2014 are those of the MetLife Growth Strategy
Investment Division.............................................................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division.............................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division....................

                                                                                       AT 2.35 SEPARATE ACCOUNT CHARGE:
                                                                              --------------------------------------------------
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division..............
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division.....................................................................
The assets of the Met/Templeton Growth Investment Division of the Met
Investors Fund were merged into Oppenheimer Global Equity Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Templeton Growth
Investment Division..........................................................
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund.................
C Class shares of the JPMorgan Core Bond Investment Division of the Met
Investors Fund were exchanged for B Class shares of the JPMorgan Core
Bond Investment Division of the Met Investors Fund on April 29, 2013.........
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division.............................................
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund
were merged into the Lord Abbett Mid Cap Value Investment Division of the
Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment
Division of the Metropolitan Fund............................................
The assets of Legg Mason Value Equity Investment Division of the Met
Investors Fund were merged into the Legg Mason ClearBridge Aggressive
Growth Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division.............................................
The assets of MetLife Aggressive Allocation Investment Division of the
Metropolitan Fund were merged into the MetLife Aggressive Strategy
Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division.............................................
The assets of FI Midcap Opportunities Investment Division of the
Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth
Investment Division of the Met Investors Fund on May 3, 2010.
Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap
Opportunities Investment Division............................................

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2017, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, the financial highlights in Note 9 for the respective stated periods in the five years then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2017, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated period in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 23, 2018



We have served as the Separate Account's auditor since 1984.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                            AMERICAN FUNDS
                                             AMERICAN FUNDS         AMERICAN FUNDS           GLOBAL SMALL          AMERICAN FUNDS
                                                  BOND               GLOBAL GROWTH          CAPITALIZATION             GROWTH
                                                DIVISION               DIVISION                DIVISION               DIVISION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value............  $         88,742,247   $            373,749    $        501,546,468   $      1,071,645,697
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                       3                      3
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets....................            88,742,247                373,749             501,546,471          1,071,645,700
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                    15                     --                      20                     10
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities...............                    15                     --                      20                     10
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS..............................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         88,605,060   $            373,749    $        500,994,403   $      1,070,767,658
   Net assets from Contracts in payout..               137,172                     --                 552,048                878,032
                                          --------------------   --------------------    --------------------   --------------------
        Total Net Assets................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTI ALLIANZ
                                                                                        GLOBAL INVESTORS       BHFTI AMERICAN
                                             AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                              GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        845,856,819  $      1,634,691,188  $         79,721,576  $        919,484,653
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           845,856,819         1,634,691,188            79,721,576           919,484,653
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     4                     4                     9
   Due to Metropolitan Life
     Insurance Company..................                   174                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   183                     5                     4                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        844,498,284  $      1,634,638,800  $         79,721,572  $        919,068,785
   Net assets from Contracts in payout..             1,358,352                52,383                    --               415,858
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI AMERICAN
                                              FUNDS GROWTH         BHFTI AMERICAN       FUNDS MODERATE       BHFTI AQR GLOBAL
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION           RISK BALANCED
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        479,556,350  $        395,973,382  $       949,575,561  $      1,234,346,282
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           479,556,350           395,973,382          949,575,561         1,234,346,282
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     6                    3                     4
   Due to Metropolitan Life
     Insurance Company..................                    --                     3                    1                     3
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                     7                     9                    4                     7
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        479,480,422  $        395,921,520  $       949,110,411  $      1,234,309,056
   Net assets from Contracts in payout..                75,921                51,853              465,146                37,219
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================


                                             BHFTI BLACKROCK
                                             GLOBAL TACTICAL       BHFTI BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,029,561,010  $            413,604
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,029,561,010               413,604
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                     2
   Due to Metropolitan Life
     Insurance Company..................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                     2
                                          --------------------  --------------------

NET ASSETS..............................  $      2,029,561,004  $            413,602
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,029,455,307  $            413,602
   Net assets from Contracts in payout..               105,697                    --
                                          --------------------  --------------------
        Total Net Assets................  $      2,029,561,004  $            413,602
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                             BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                          ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        248,628,052  $      3,869,437,240  $         19,791,291  $         58,423,947
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           248,628,052         3,869,437,240            19,791,291            58,423,947
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4                     6                     9
   Due to Metropolitan Life
     Insurance Company..................                     7                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     4                     6                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        241,708,072  $      3,869,337,049  $         19,791,285  $         58,414,036
   Net assets from Contracts in payout..             6,919,968               100,187                    --                 9,901
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================

                                                                                       BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/
                                                 ARTISAN             EATON VANCE          LOW DURATION            TEMPLETON
                                              INTERNATIONAL         FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,811  $         29,625,667  $         83,966,103  $          7,449,822
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,811            29,625,667            83,966,103             7,449,822
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     8                     9                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     8                     9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,810  $         29,625,659  $         83,906,164  $          7,449,814
   Net assets from Contracts in payout..                    --                    --                59,930                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================

                                            BHFTI BRIGHTHOUSE/
                                                WELLINGTON
                                                 LARGE CAP           BHFTI CLARION
                                                 RESEARCH         GLOBAL REAL ESTATE
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         764,291,205  $        218,280,049
   Due from Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Assets....................            764,291,205           218,280,054
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     18                    15
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                     18                    15
                                          ---------------------  --------------------

NET ASSETS..............................  $         764,291,187  $        218,280,039
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         755,689,834  $        218,089,867
   Net assets from Contracts in payout..              8,601,353               190,172
                                          ---------------------  --------------------
        Total Net Assets................  $         764,291,187  $        218,280,039
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                  BHFTI HARRIS           BHFTI INVESCO
                                           BHFTI CLEARBRIDGE         OAKMARK             BALANCED-RISK         BHFTI INVESCO
                                           AGGRESSIVE GROWTH      INTERNATIONAL           ALLOCATION             COMSTOCK
                                               DIVISION             DIVISION               DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       575,606,364  $        554,231,981  $        556,009,736  $             47,961
   Due from Metropolitan Life
     Insurance Company..................                   17                     8                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          575,606,381           554,231,989           556,009,736                47,961
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    16                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    16                     4                     3
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       575,356,020  $        553,826,760  $        556,002,062  $             47,958
   Net assets from Contracts in payout..              250,345               405,213                 7,670                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================

                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL       BHFTI JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION      SMALL CAP VALUE
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         56,474,509  $         95,678,202  $       861,680,926  $        24,628,950
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            56,474,509            95,678,202          861,680,926           24,628,950
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    21                     4                    3                   10
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    23                     5                    4                   11
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,449,311  $         95,660,874  $       861,665,727  $        24,627,881
   Net assets from Contracts in payout..                25,175                17,323               15,195                1,058
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================

                                                                    BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES       MULTI-INDEX
                                             GLOBAL MARKETS         TARGETED RISK
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        124,432,495  $        966,194,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           124,432,495           966,194,520
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     5
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     9                     6
                                          --------------------  --------------------

NET ASSETS..............................  $        124,432,486  $        966,194,514
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        124,421,814  $        966,156,389
   Net assets from Contracts in payout..                10,672                38,125
                                          --------------------  --------------------
        Total Net Assets................  $        124,432,486  $        966,194,514
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                        BHFTI                                      BHFTI
                                           BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER     PANAGORA GLOBAL
                                              INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                                DIVISION              DIVISION              DIVISION             DIVISION
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        202,267,420  $        339,623,716  $       282,853,099   $        95,392,821
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................           202,267,420           339,623,716          282,853,099            95,392,821
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    19                    16                   12                     5
   Due to Metropolitan Life
     Insurance Company..................                    12                     1                    6                     1
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    31                    17                   18                     6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        201,796,087  $        339,044,244  $       282,516,993   $        95,361,063
   Net assets from Contracts in payout..               471,302               579,455              336,088                31,752
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================

                                                  BHFTI
                                             PIMCO INFLATION        BHFTI PIMCO          BHFTI PYRAMIS        BHFTI SCHRODERS
                                             PROTECTED BOND        TOTAL RETURN        GOVERNMENT INCOME    GLOBAL MULTI-ASSET
                                                DIVISION             DIVISION              DIVISION              DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        425,983,687  $       908,315,461  $        458,735,095  $        564,139,936
   Due from Metropolitan Life
     Insurance Company..................                    --                    5                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           425,983,687          908,315,466           458,735,095           564,139,936
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    11                   12                     5                     3
   Due to Metropolitan Life
     Insurance Company..................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    12                   12                     5                     3
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        425,498,857  $       907,683,561  $        458,723,089  $        564,115,093
   Net assets from Contracts in payout..               484,818              631,893                12,001                24,840
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================

                                                                         BHFTI
                                             BHFTI SCHRODERS          SSGA GROWTH
                                          GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        422,442,903   $        869,542,359
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           422,442,903            869,542,359
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                      7
   Due to Metropolitan Life
     Insurance Company..................                    --                      1
                                          ---------------------  --------------------
        Total Liabilities...............                     4                      8
                                          ---------------------  --------------------

NET ASSETS..............................  $        422,442,899   $        869,542,351
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        422,442,899   $        869,331,726
   Net assets from Contracts in payout..                    --                210,625
                                          ---------------------  --------------------
        Total Net Assets................  $        422,442,899   $        869,542,351
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                             SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        157,056,030  $            578,722  $        506,160,550  $            255,409
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           157,056,030               578,722           506,160,550               255,409
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     3                     8                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                     4                    10                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        157,031,283  $            578,718  $        505,774,296  $            255,408
   Net assets from Contracts in payout..                24,737                    --               386,244                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================

                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        424,806,945  $            342,506  $        139,877,356  $        455,410,551
   Due from Metropolitan Life
     Insurance Company..................                    52                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           424,806,997               342,506           139,877,356           455,410,551
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                     3                    12                    15
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                     3                    15                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        424,252,007  $            342,503  $        139,456,344  $        453,121,229
   Net assets from Contracts in payout..               554,975                    --               420,997             2,289,306
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT
                                          CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        187,945,567  $         56,416,035
   Due from Metropolitan Life
     Insurance Company..................                     3                    --
                                          --------------------  --------------------
        Total Assets....................           187,945,570            56,416,035
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    18                     9
                                          --------------------  --------------------

NET ASSETS..............................  $        187,945,552  $         56,416,026
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        186,891,492  $         56,031,618
   Net assets from Contracts in payout..             1,054,060               384,408
                                          --------------------  --------------------
        Total Net Assets................  $        187,945,552  $         56,416,026
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40    ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        409,028,446  $      1,155,673,995  $       3,928,953,273  $      1,933,591,742
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           409,028,446         1,155,673,995          3,928,953,273         1,933,591,742
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     5                      4                     6
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                      1                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     6                     5                      5                     6
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        408,946,486  $      1,155,053,129  $       3,927,205,756  $      1,930,627,163
   Net assets from Contracts in payout..                81,954               620,861              1,747,512             2,964,573
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================

                                                                  BHFTII BRIGHTHOUSE/                          BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/        DIMENSIONAL                                  WELLINGTON
                                                 ARTISAN             INTERNATIONAL      BHFTII BRIGHTHOUSE/        CORE EQUITY
                                              MID CAP VALUE          SMALL COMPANY      WELLINGTON BALANCED       OPPORTUNITIES
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         226,673,889  $          9,595,926  $        610,158,978  $         570,742,766
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................            226,673,889             9,595,926           610,158,978            570,742,766
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     11                     8                     5                     20
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     1                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     12                     9                     6                     20
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         225,774,068  $          9,595,917  $        601,510,761  $         568,350,343
   Net assets from Contracts in payout..                899,809                    --             8,648,211              2,392,403
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================


                                                 BHFTII
                                                FRONTIER                BHFTII
                                             MID CAP GROWTH         JENNISON GROWTH
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         508,449,781  $        203,130,945
   Due from Metropolitan Life
     Insurance Company..................                     20                    --
                                          ---------------------  --------------------
        Total Assets....................            508,449,801           203,130,945
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     12                    12
   Due to Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Liabilities...............                     12                    17
                                          ---------------------  --------------------

NET ASSETS..............................  $         508,449,789  $        203,130,928
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         507,531,810  $        202,716,790
   Net assets from Contracts in payout..                917,979               414,138
                                          ---------------------  --------------------
        Total Net Assets................  $         508,449,789  $        203,130,928
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE         BHFTII METLIFE
                                             SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX    MID CAP STOCK INDEX
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        185,343,491  $         54,566,744  $      1,126,629,353   $        580,186,949
   Due from Metropolitan Life
     Insurance Company..................                     6                    --                    --                     11
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           185,343,497            54,566,744         1,126,629,353            580,186,960
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    17                    13                     9                     12
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     2                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    17                    14                    11                     12
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        184,250,910  $         54,507,182  $      1,123,565,150   $        579,186,107
   Net assets from Contracts in payout..             1,092,570                59,548             3,064,192              1,000,841
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================


                                             BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE          BHFTII MFS
                                             MSCI EAFE INDEX     RUSSELL 2000 INDEX        STOCK INDEX          TOTAL RETURN
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        524,736,175  $        373,905,344  $      3,191,113,533  $        145,097,998
   Due from Metropolitan Life
     Insurance Company..................                    --                    34                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           524,736,175           373,905,378         3,191,113,533           145,097,999
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                    16                    15                     9
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    33                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                    16                    48                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        524,097,483  $        373,435,224  $      3,152,551,459  $        143,237,025
   Net assets from Contracts in payout..               638,677               470,138            38,562,026             1,860,965
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================


                                                                       BHFTII
                                            BHFTII MFS VALUE        MFS VALUE II
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        523,781,745  $        254,251,604
   Due from Metropolitan Life
     Insurance Company..................                     2                    18
                                          --------------------  --------------------
        Total Assets....................           523,781,747           254,251,622
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    13
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    10                    13
                                          --------------------  --------------------

NET ASSETS..............................  $        523,781,737  $        254,251,609
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        517,238,545  $        254,126,374
   Net assets from Contracts in payout..             6,543,192               125,235
                                          --------------------  --------------------
        Total Net Assets................  $        523,781,737  $        254,251,609
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                 BHFTII                BHFTII                BHFTII
                                            NEUBERGER BERMAN         T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                 GENESIS           LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                DIVISION               DIVISION              DIVISION              DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         314,115,976  $        609,640,872  $        467,200,330  $         37,269,868
   Due from Metropolitan Life
     Insurance Company..................                     --                    15                    10                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            314,115,976           609,640,887           467,200,340            37,269,868
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     19                    13                    14                     7
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     20                    13                    14                     8
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         313,304,748  $        598,940,398  $        466,676,053  $         37,269,860
   Net assets from Contracts in payout..                811,208            10,700,476               524,273                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT       BHFTII WESTERN
                                             STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK             CALVERT VP
                                              OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      SRI BALANCED
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  --------------------  ----------------------  --------------------
ASSETS:
   Investments at fair value............  $        514,265,602  $        159,678,234   $             96,278   $         51,869,404
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Assets....................           514,265,603           159,678,234                 96,278             51,869,404
                                          --------------------  --------------------  ----------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                    20                      2                      1
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Liabilities...............                    15                    21                      2                      1
                                          --------------------  --------------------  ----------------------  --------------------

NET ASSETS..............................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        512,672,736  $        159,445,341   $             96,276   $         51,869,403
   Net assets from Contracts in payout..             1,592,852               232,872                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Net Assets................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================



                                               CALVERT VP           DELAWARE VIP
                                               SRI MID CAP         SMALL CAP VALUE
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          8,745,518  $             22,011
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             8,745,518                22,011
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $          8,745,518  $             22,010
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,745,518  $             22,010
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          8,745,518  $             22,010
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                               FIDELITY VIP           FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                CONTRAFUND            EQUITY-INCOME          FREEDOM 2020          FREEDOM 2025
                                                 DIVISION               DIVISION               DIVISION              DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $             805,722  $          78,340,012  $           1,255,251  $             819,001
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                805,722             78,340,012              1,255,251                819,001
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                      2                     --                      1
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     --                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             805,722  $          77,233,611  $           1,255,251  $             819,000
   Net assets from Contracts in payout..                     --              1,106,399                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2030          FREEDOM 2040          FREEDOM 2050        FUNDSMANAGER 50%
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,021,173               534,465               253,619           315,705,343
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     1                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP        GOVERNMENT MONEY
                                            FUNDSMANAGER 60%           MARKET
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        286,973,776  $          5,009,177
   Due from Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Assets....................           286,973,777             5,009,177
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $        286,973,777  $          5,009,176
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        286,973,777  $          5,009,176
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        286,973,777  $          5,009,176
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                    FIDELITY VIP                              FTVIPT TEMPLETON
                                                                  INVESTMENT GRADE        FIDELITY VIP           DEVELOPING
                                           FIDELITY VIP GROWTH          BOND                 MID CAP             MARKETS VIP
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         98,637,849  $         10,239,907  $            676,874  $            152,910
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            98,637,849            10,239,907               676,874               152,910
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         98,637,848  $         10,239,907  $            676,874  $            152,910
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================

                                                                                                                     LMPVET
                                            FTVIPT TEMPLETON         IVY VIP ASSET        JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               FOREIGN VIP             STRATEGY             ENTERPRISE            APPRECIATION
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $                 728  $              2,829  $             149,792  $             48,430
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                    728                 2,829                149,792                48,430
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     --                    --
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     2                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $                 726  $              2,827  $             149,792  $             48,429
   Net assets from Contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================

                                                  LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              69,596  $            508,990
   Due from Metropolitan Life
     Insurance Company..................                      1                    --
                                          ---------------------  --------------------
        Total Assets....................                 69,597               508,990
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     2
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                      1                     2
                                          ---------------------  --------------------

NET ASSETS..............................  $              69,596  $            508,988
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              69,596  $            508,988
   Net assets from Contracts in payout..                     --                    --
                                          ---------------------  --------------------
        Total Net Assets................  $              69,596  $            508,988
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 LMPVET                                                        OPPENHEIMER GLOBAL
                                          CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES
                                            SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............   $             27,441  $            104,816  $             61,647   $             15,710
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 27,441               104,816                61,647                 15,710
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     3                      3
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                      2
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     1                     3                      5
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $             27,439  $            104,815  $             61,644   $             15,705
   Net assets from Contracts in payout..                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================


                                               PIMCO VIT            PIMCO VIT                               TAP 1919 VARIABLE
                                          COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT         SOCIALLY RESPONSIVE
                                               STRATEGY               BOND          UNCONSTRAINED BOND          BALANCED
                                               DIVISION             DIVISION             DIVISION               DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            49,887  $            71,040  $            121,049  $             24,128
   Due from Metropolitan Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               49,887               71,041               121,049                24,128
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                    3                     3                     2
   Due to Metropolitan Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    2                    3                     3                     2
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            49,885  $            71,038  $            121,046  $             24,126
   Net assets from Contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                             AMERICAN FUNDS
                                                 AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                      BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,720,919  $              2,326  $          2,105,602  $          5,093,504
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,143,058                 3,481             6,044,363            12,765,449
      Administrative charges................               192,909                   434               955,931             1,864,379
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,335,967                 3,915             7,000,294            14,629,828
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               384,952               (1,589)           (4,894,692)           (9,536,324)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,338,005                11,765                    --            99,378,515
      Realized gains (losses) on sale of
        investments.........................             (216,338)                29,681             5,710,371            31,922,273
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             1,121,667                41,446             5,710,371           131,300,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               470,463                81,565           104,016,189           120,057,167
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,592,130               123,011           109,726,560           251,357,955
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,977,082  $            121,422  $        104,831,868  $        241,821,631
                                              ====================  ====================  ====================  ====================

                                                                                              BHFTI ALLIANZ
                                                                                            GLOBAL INVESTORS       BHFTI AMERICAN
                                                 AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                                  GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,257,133  $         23,988,871  $          1,164,497  $         13,324,401
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            10,319,883            16,017,439               767,978             8,993,924
      Administrative charges................             1,576,935             4,048,168               191,943             2,169,205
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,896,818            20,065,607               959,921            11,163,129
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (639,685)             3,923,264               204,576             2,161,272
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            53,391,780                    --                    --            44,754,469
      Realized gains (losses) on sale of
        investments.........................            22,763,365            22,066,851               468,055             7,722,300
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            76,155,145            22,066,851               468,055            52,476,769
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            79,975,984           161,039,666             9,444,691            73,356,473
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           156,131,129           183,106,517             9,912,746           125,833,242
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        155,491,444  $        187,029,781  $         10,117,322  $        127,994,514
                                              ====================  ====================  ====================  ====================


                                                 BHFTI AMERICAN
                                                  FUNDS GROWTH         BHFTI AMERICAN
                                                   ALLOCATION           FUNDS GROWTH
                                                    DIVISION              DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,652,017  $          1,574,275
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,655,069             4,033,191
      Administrative charges................             1,077,955               978,484
                                              --------------------  --------------------
        Total expenses......................             5,733,024             5,011,675
                                              --------------------  --------------------
           Net investment income (loss).....              (81,007)           (3,437,400)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,936,178            41,420,916
      Realized gains (losses) on sale of
        investments.........................             5,166,795            10,816,485
                                              --------------------  --------------------
           Net realized gains (losses)......            34,102,973            52,237,401
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            48,200,536            42,426,288
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            82,303,509            94,663,689
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         82,222,502  $         91,226,289
                                              ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  BHFTI AMERICAN                               BHFTI BLACKROCK
                                                  FUNDS MODERATE        BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                    ALLOCATION            RISK BALANCED          STRATEGIES
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          16,934,044  $         21,215,683  $         13,570,693
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              9,677,000            12,287,994            19,872,539
      Administrative charges.................              2,329,891             3,096,755             5,018,452
                                               ---------------------  --------------------  --------------------
         Total expenses......................             12,006,891            15,384,749            24,890,991
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              4,927,153             5,830,934          (11,320,298)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             41,497,329            59,430,266            24,427,247
      Realized gains (losses) on sale of
         investments.........................              7,657,419          (23,752,016)             7,351,363
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             49,154,748            35,678,250            31,778,610
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             50,457,040            59,097,981           206,006,523
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             99,611,788            94,776,231           237,785,133
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         104,538,941  $        100,607,165  $        226,464,835
                                               =====================  ====================  ====================


                                                  BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                    HIGH YIELD       ASSET ALLOCATION 100      BALANCED PLUS
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             21,121  $          3,141,687  $         57,584,151
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,014             2,352,492            36,816,058
      Administrative charges.................                   827               556,595             9,245,628
                                               --------------------  --------------------  --------------------
         Total expenses......................                 4,841             2,909,087            46,061,686
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                16,280               232,600            11,522,465
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            12,913,043           183,193,534
      Realized gains (losses) on sale of
         investments.........................                 2,486             2,397,100            18,281,600
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,486            15,310,143           201,475,134
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 5,249            30,087,720           363,045,503
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 7,735            45,397,863           564,520,637
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             24,015  $         45,630,463  $        576,043,102
                                               ====================  ====================  ====================

                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                 BHFTI BRIGHTHOUSE      ABERDEEN EMERGING          ARTISAN
                                                  SMALL CAP VALUE        MARKETS EQUITY         INTERNATIONAL
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             173,152  $            619,252  $                 29
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                173,464               569,564                    28
      Administrative charges.................                 47,381               141,359                     5
                                               ---------------------  --------------------  --------------------
         Total expenses......................                220,845               710,923                    33
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......               (47,693)              (91,671)                   (4)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                686,719                    --                    --
      Realized gains (losses) on sale of
         investments.........................                180,000               674,283                  (25)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                866,719               674,283                  (25)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              1,074,488            12,750,253                   731
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,941,207            13,424,536                   706
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,893,514  $         13,332,865  $                702
                                               =====================  ====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                    EATON VANCE
                                                   FLOATING RATE
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,091,886
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               331,647
      Administrative charges.................                71,937
                                               --------------------
         Total expenses......................               403,584
                                               --------------------
           Net investment income (loss)......               688,302
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (10,409)
                                               --------------------
           Net realized gains (losses).......              (10,409)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (41,125)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (51,534)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            636,768
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                                     FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                                   LOW DURATION            TEMPLETON             LARGE CAP
                                                   TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,218,012  $                 --  $          7,842,706
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               875,010                76,336             7,135,853
      Administrative charges.................               201,321                18,846               304,867
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,076,331                95,182             7,440,720
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               141,681              (95,182)               401,986
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 2,995            27,211,621
      Realized gains (losses) on sale of
         investments.........................             (303,532)             (108,603)            23,205,576
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (303,532)             (105,608)            50,417,197
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               210,867               118,596            89,214,450
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (92,665)                12,988           139,631,647
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             49,016  $           (82,194)  $        140,033,633
                                               ====================  ====================  ====================


                                                                                               BHFTI HARRIS
                                                   BHFTI CLARION      BHFTI CLEARBRIDGE           OAKMARK
                                                GLOBAL REAL ESTATE    AGGRESSIVE GROWTH        INTERNATIONAL
                                                     DIVISION             DIVISION               DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,597,193  $          4,327,509  $          8,797,273
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,284,508             5,971,186             5,526,395
      Administrative charges.................               457,509             1,250,726             1,152,526
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,742,017             7,221,912             6,678,921
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,855,176           (2,894,403)             2,118,352
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                    --
      Realized gains (losses) on sale of
         investments.........................           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            16,141,560            71,712,587           126,507,000
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            14,784,836            93,357,173           132,518,613
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         19,640,012  $         90,462,770  $        134,636,965
                                               ====================  ====================  ====================


                                                   BHFTI INVESCO
                                                   BALANCED-RISK          BHFTI INVESCO        BHFTI INVESCO
                                                    ALLOCATION              COMSTOCK         SMALL CAP GROWTH
                                                     DIVISION               DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         20,735,240  $              1,161  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,560,675                   375               566,644
      Administrative charges.................             1,384,984                    87               109,087
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,945,659                   462               675,731
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            13,789,581                   699             (675,731)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            28,742,967                 1,528             5,730,768
      Realized gains (losses) on sale of
         investments.........................           (1,307,178)                   104             (467,940)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            27,435,789                 1,632             5,262,828
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             4,350,900                 4,646             6,984,538
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            31,786,689                 6,278            12,247,366
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         45,576,270  $              6,977  $         11,571,635
                                               ====================  ====================  ====================



                                                  BHFTI JPMORGAN
                                                     CORE BOND
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,415,222
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,037,427
      Administrative charges.................               243,736
                                               --------------------
         Total expenses......................             1,281,163
                                               --------------------
           Net investment income (loss)......             1,134,059
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (156,412)
                                               --------------------
           Net realized gains (losses).......             (156,412)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               946,145
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               789,733
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,923,792
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                      BHFTI
                                                 JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $         21,268,402  $            281,254  $          1,727,928
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,296,782               252,684             1,282,963
      Administrative charges................             2,083,912                62,029               283,729
                                              --------------------  --------------------  ---------------------
        Total expenses......................            10,380,694               314,713             1,566,692
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....            10,887,708              (33,459)               161,236
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,202,912               540,917
      Realized gains (losses) on sale of
        investments.........................             4,939,898               589,565             4,440,039
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             4,939,898             1,792,477             4,980,956
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................           102,421,518           (1,290,638)            18,870,177
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           107,361,416               501,839            23,851,133
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        118,249,124  $            468,380  $         24,012,369
                                              ====================  ====================  =====================

                                                  BHFTI METLIFE                                   BHFTI
                                                   MULTI-INDEX       BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER
                                                  TARGETED RISK         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         13,676,136  $          3,560,705  $            959,830  $          2,615,206
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,214,273             2,014,602             3,661,439             2,881,455
      Administrative charges................             2,322,087               392,290               207,399               391,968
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,536,360             2,406,892             3,868,838             3,273,423
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,139,776             1,153,813           (2,909,008)             (658,217)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,904,963                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             6,017,604             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            30,922,567             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            89,709,027            43,982,063            85,780,558            65,880,609
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           120,631,594            45,397,162           103,041,978            79,869,175
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        122,771,370  $         46,550,975  $        100,132,970  $         79,210,958
                                              ====================  ====================  ====================  ====================

                                                      BHFTI                 BHFTI
                                                 PANAGORA GLOBAL       PIMCO INFLATION         BHFTI PIMCO
                                                DIVERSIFIED RISK       PROTECTED BOND         TOTAL RETURN
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          6,819,099  $         16,459,936
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               963,402             4,464,412             9,517,885
      Administrative charges................               240,831             1,011,841             2,071,081
                                              --------------------  --------------------  --------------------
        Total expenses......................             1,204,233             5,476,253            11,588,966
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (1,204,233)             1,342,846             4,870,970
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,614,865
      Realized gains (losses) on sale of
        investments.........................               797,418           (4,187,546)           (2,672,382)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               797,418           (4,187,546)             1,942,483
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,637,787            12,261,154            22,817,382
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            11,435,205             8,073,608            24,759,865
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,230,972  $          9,416,454  $         29,630,835
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                        BHFTI
                                                  BHFTI PYRAMIS        BHFTI SCHRODERS      BHFTI SCHRODERS          SSGA GROWTH
                                                GOVERNMENT INCOME    GLOBAL MULTI-ASSET  GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                    DIVISION              DIVISION             DIVISION               DIVISION
                                              --------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,602,357  $         4,381,595   $         4,082,761   $         21,216,579
                                              --------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,883,339            5,468,384             3,982,333              8,680,782
      Administrative charges................             1,204,844            1,376,089               999,437              2,149,758
                                              --------------------  -------------------  ---------------------  --------------------
        Total expenses......................             6,088,183            6,844,473             4,981,770             10,830,540
                                              --------------------  -------------------  ---------------------  --------------------
           Net investment income (loss).....             4,514,174          (2,462,878)             (899,009)             10,386,039
                                              --------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           10,506,886                32,925              2,660,205
      Realized gains (losses) on sale of
        investments.........................           (1,575,732)            4,554,398             2,309,311              8,487,953
                                              --------------------  -------------------  ---------------------  --------------------
           Net realized gains (losses)......           (1,575,732)           15,061,284             2,342,236             11,148,158
                                              --------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,534,060           54,268,929            54,207,140             95,975,484
                                              --------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,958,328           69,330,213            56,549,376            107,123,642
                                              --------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,472,502  $        66,867,335   $        55,650,367   $        117,509,681
                                              ====================  ===================  =====================  ====================


                                                     BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                                SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         3,177,541  $             11,034  $                 --  $              4,587
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,527,498                 5,182             5,087,542                 3,167
      Administrative charges................              359,332                 1,017             1,008,933                   473
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            1,886,830                 6,199             6,096,475                 3,640
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,290,711                 4,835           (6,096,475)                   947
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            1,597,960                46,455            42,760,777                   410
      Realized gains (losses) on sale of
        investments.........................            1,418,181                 2,286             6,958,987                 (541)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            3,016,141                48,741            49,719,764                 (131)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           20,976,065                23,850            57,760,642                 3,477
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           23,992,206                72,591           107,480,406                 3,346
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        25,282,917  $             77,426  $        101,383,931  $              4,293
                                              ===================  ====================  ====================  ====================

                                                  BHFTI VICTORY         BHFTI WELLS
                                                    SYCAMORE        CAPITAL MANAGEMENT
                                                  MID CAP VALUE        MID CAP VALUE
                                                    DIVISION             DIVISION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,191,952  $             3,481
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            4,517,301                3,565
      Administrative charges................              741,310                  728
                                              -------------------  -------------------
        Total expenses......................            5,258,611                4,293
                                              -------------------  -------------------
           Net investment income (loss).....          (1,066,659)                (812)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                   --
      Realized gains (losses) on sale of
        investments.........................            5,902,965                  530
                                              -------------------  -------------------
           Net realized gains (losses)......            5,902,965                  530
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           28,563,919               30,168
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           34,466,884               30,698
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        33,400,225  $            29,886
                                              ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                      BHFTII
                                                  BAILLIE GIFFORD      BHFTII BLACKROCK       BHFTII BLACKROCK
                                                INTERNATIONAL STOCK       BOND INCOME       CAPITAL APPRECIATION
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,503,298  $         13,926,733  $              14,506
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,500,755             4,996,227              1,835,629
      Administrative charges.................               159,849               874,309                430,358
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,660,604             5,870,536              2,265,987
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (157,306)             8,056,197            (2,251,481)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --              4,271,040
      Realized gains (losses) on sale of
         investments.........................             2,005,558             (462,981)              8,492,979
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,005,558             (462,981)             12,764,019
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            36,135,010             4,619,528             38,506,910
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            38,140,568             4,156,547             51,270,929
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         37,983,262  $         12,212,744  $          49,019,448
                                               ====================  ====================  =====================


                                                 BHFTII BLACKROCK
                                                    ULTRA-SHORT        BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                                     TERM BOND         ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                                     DIVISION               DIVISION               DIVISION
                                               ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              65,123  $           8,861,047  $          23,516,679
                                               ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                617,895              4,447,990             12,218,994
      Administrative charges.................                147,639              1,002,750              2,817,187
                                               ---------------------  ---------------------  ---------------------
         Total expenses......................                765,534              5,450,740             15,036,181
                                               ---------------------  ---------------------  ---------------------
           Net investment income (loss)......              (700,411)              3,410,307              8,480,498
                                               ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  1,207              6,819,590             36,611,496
      Realized gains (losses) on sale of
         investments.........................                 58,860            (1,094,535)              9,133,035
                                               ---------------------  ---------------------  ---------------------
           Net realized gains (losses).......                 60,067              5,725,055             45,744,531
                                               ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                266,651             14,237,838             51,406,697
                                               ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                326,718             19,962,893             97,151,228
                                               ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (373,693)  $          23,373,200  $         105,631,726
                                               =====================  =====================  =====================


                                                                                             BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE           ARTISAN
                                                ASSET ALLOCATION 60   ASSET ALLOCATION 80       MID CAP VALUE
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $         68,390,224  $         29,516,416  $           1,327,431
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            39,960,762            19,167,874              2,461,356
      Administrative charges.................             9,357,193             4,321,536                384,943
                                               --------------------  --------------------  ---------------------
         Total expenses......................            49,317,955            23,489,410              2,846,299
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......            19,072,269             6,027,006            (1,518,868)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           156,020,875           103,285,226                     --
      Realized gains (losses) on sale of
         investments.........................            48,580,004            32,406,446              3,525,345
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           204,600,879           135,691,672              3,525,345
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           267,993,873           165,033,962             22,185,986
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           472,594,752           300,725,634             25,711,331
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        491,667,021  $        306,752,640  $          24,192,463
                                               ====================  ====================  =====================

                                                BHFTII BRIGHTHOUSE/
                                                    DIMENSIONAL
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            173,380
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                90,551
      Administrative charges.................                22,000
                                               --------------------
         Total expenses......................               112,551
                                               --------------------
           Net investment income (loss)......                60,829
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               399,373
      Realized gains (losses) on sale of
         investments.........................              (16,671)
                                               --------------------
           Net realized gains (losses).......               382,702
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,781,452
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,164,154
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,224,983
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                     BHFTII BRIGHTHOUSE/
                                                                         WELLINGTON              BHFTII
                                               BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                               WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,390,649  $          7,873,709  $                 --  $            236,094
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,369,974             5,863,584             5,799,940             1,972,422
      Administrative charges................               215,028             1,194,986               220,450               388,036
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,585,002             7,058,570             6,020,390             2,360,458
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             3,805,647               815,139           (6,020,390)           (2,124,364)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            14,512,267            21,033,103            11,730,859            13,201,345
      Realized gains (losses) on sale of
        investments.........................             8,536,923             2,278,108            14,696,992             4,996,124
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            23,049,190            23,311,211            26,427,851            18,197,469
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            50,501,388            66,394,541            82,851,733            39,899,960
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            73,550,578            89,705,752           109,279,584            58,097,429
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         77,356,225  $         90,520,891  $        103,259,194  $         55,973,065
                                              ====================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE
                                                 SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            253,376  $                 --  $         31,467,018
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,892,596               549,962            11,958,717
      Administrative charges................               370,239                83,444             2,460,786
                                              --------------------  --------------------  --------------------
        Total expenses......................             2,262,835               633,406            14,419,503
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,009,459)             (633,406)            17,047,515
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            12,234,789             2,441,088                    --
      Realized gains (losses) on sale of
        investments.........................             3,661,714             1,064,149             (759,983)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......            15,896,503             3,505,237             (759,983)
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             9,390,051             8,668,646             3,486,073
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            25,286,554            12,173,883             2,726,090
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         23,277,095  $         11,540,477  $         19,773,605
                                              ====================  ====================  ====================



                                                  BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                                MID CAP STOCK INDEX     MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                                     DIVISION              DIVISION              DIVISION
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,956,971   $         13,254,121  $          3,981,609
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,009,587              5,414,911             3,894,148
      Administrative charges................             1,033,622              1,017,318               602,354
                                              ---------------------  --------------------  --------------------
        Total expenses......................             7,043,209              6,432,229             4,496,502
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (86,238)              6,821,892             (514,893)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            35,880,387                     --            14,745,210
      Realized gains (losses) on sale of
        investments.........................            18,150,269              9,980,536            13,534,466
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......            54,030,656              9,980,536            28,279,676
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            22,260,577             90,321,216            17,271,752
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            76,291,233            100,301,752            45,551,428
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         76,204,995   $        107,123,644  $         45,036,535
                                              =====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                BHFTII METLIFE          BHFTII MFS                                    BHFTII
                                                  STOCK INDEX          TOTAL RETURN        BHFTII MFS VALUE        MFS VALUE II
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        51,946,901  $          3,500,799  $          9,754,571  $          6,150,302
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           34,454,808             1,487,523             5,539,994             2,634,870
      Administrative charges................            3,802,660               279,788               955,348               561,948
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           38,257,468             1,767,311             6,495,342             3,196,818
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           13,689,433             1,733,488             3,259,229             2,953,484
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           87,524,035             7,688,246            31,265,449                    --
      Realized gains (losses) on sale of
        investments.........................          133,730,307             3,640,961             5,372,305           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          221,254,342            11,329,207            36,637,754           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          326,468,528             2,085,703            37,801,662            15,257,924
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          547,722,870            13,414,910            74,439,416            11,747,138
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       561,412,303  $         15,148,398  $         77,698,645  $         14,700,622
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                     GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            895,527  $            864,968  $            822,129  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,389,224             6,043,287             4,832,623              343,913
      Administrative charges................               437,314             1,004,831               613,001               86,352
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,826,538             7,048,118             5,445,624              430,265
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (2,931,011)           (6,183,150)           (4,623,495)            (430,265)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,078,145            33,986,126            26,937,547                   --
      Realized gains (losses) on sale of
        investments.........................            11,550,263            12,730,206            12,223,472            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            36,628,408            46,716,332            39,161,019            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             7,109,136           112,964,163            50,456,480            1,025,927
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,737,544           159,680,495            89,617,499              227,588
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         40,806,533  $        153,497,345  $         84,994,004  $         (202,677)
                                              ====================  ====================  ====================  ===================

                                                 BHFTII WESTERN
                                                ASSET MANAGEMENT      BHFTII WESTERN
                                                 STRATEGIC BOND      ASSET MANAGEMENT
                                                  OPPORTUNITIES       U.S. GOVERNMENT
                                                    DIVISION             DIVISION
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        20,145,083  $          4,039,369
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            5,599,013             1,715,854
      Administrative charges................            1,087,340               355,920
                                              -------------------  --------------------
        Total expenses......................            6,686,353             2,071,774
                                              -------------------  --------------------
           Net investment income (loss).....           13,458,730             1,967,595
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................            4,574,266             (544,768)
                                              -------------------  --------------------
           Net realized gains (losses)......            4,574,266             (544,768)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           16,325,415             (649,450)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           20,899,681           (1,194,218)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        34,358,411  $            773,377
                                              ===================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BLACKROCK              CALVERT VP            CALVERT VP
                                             GLOBAL ALLOCATION V.I.       SRI BALANCED           SRI MID CAP
                                                    DIVISION                DIVISION              DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................   $                 982  $           1,029,677  $              60,058
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   4,351                564,695                 88,328
      Administrative charges...............                     554                 37,836                     --
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                   4,905                602,531                 88,328
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                 (3,923)                427,146               (28,270)
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   1,106                524,022                     --
      Realized gains (losses) on sale of
         investments.......................                   8,121                878,602                 43,582
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                   9,227              1,402,624                 43,582
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  40,371              3,490,565                924,637
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  49,598              4,893,189                968,219
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              45,675  $           5,320,335  $             939,949
                                             ======================  =====================  =====================

                                                 DELAWARE VIP           FIDELITY VIP            FIDELITY VIP
                                                SMALL CAP VALUE          CONTRAFUND             EQUITY-INCOME
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 327  $               6,931  $           1,304,487
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    273                  8,208                742,616
      Administrative charges...............                     33                  1,013                 54,796
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                    306                  9,221                797,412
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                     21                (2,290)                507,075
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  1,315                 61,147              1,647,347
      Realized gains (losses) on sale of
         investments.......................                  2,703                 69,051                501,609
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  4,018                130,198              2,148,956
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                (1,043)                 67,138              6,057,345
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  2,975                197,336              8,206,301
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               2,996  $             195,046  $           8,713,376
                                             =====================  =====================  =====================

                                                 FIDELITY VIP           FIDELITY VIP            FIDELITY VIP
                                                 FREEDOM 2020           FREEDOM 2025            FREEDOM 2030
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              15,289  $               9,829  $              32,839
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 10,551                  9,046                 27,152
      Administrative charges...............                  1,318                  1,127                  3,392
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 11,869                 10,173                 30,544
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                  3,420                  (344)                  2,295
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 47,567                 37,442                130,038
      Realized gains (losses) on sale of
         investments.......................                 41,338                 82,817                134,539
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 88,905                120,259                264,577
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                100,067                 67,331                341,834
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                188,972                187,590                606,411
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             192,392  $             187,246  $             608,706
                                             =====================  =====================  =====================

                                                  FIDELITY VIP
                                                  FREEDOM 2040
                                                    DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               4,678
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,615
      Administrative charges...............                    451
                                             ---------------------
         Total expenses....................                  4,066
                                             ---------------------
           Net investment income (loss)....                    612
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 12,887
      Realized gains (losses) on sale of
         investments.......................                  7,389
                                             ---------------------
           Net realized gains (losses).....                 20,276
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................                 67,940
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                 88,216
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              88,828
                                             =====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2050        FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              2,327  $          3,539,016  $           3,024,425
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 1,694             6,006,381              5,599,729
      Administrative charges.................                   211                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................                 1,905             6,006,381              5,599,729
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   422           (2,467,365)            (2,575,304)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 7,603             1,905,754              6,070,174
      Realized gains (losses) on sale of
         investments.........................                 7,422             2,079,370              6,815,095
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                15,025             3,985,124             12,885,269
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                27,522            34,017,799             29,289,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                42,547            38,002,923             42,174,661
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             42,969  $         35,535,558  $          39,599,357
                                               ====================  ====================  =====================

                                                   FIDELITY VIP                                 FIDELITY VIP
                                                 GOVERNMENT MONEY                             INVESTMENT GRADE
                                                      MARKET          FIDELITY VIP GROWTH           BOND
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             37,350  $             203,815  $            255,049
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                53,276                882,670               105,632
      Administrative charges.................                    --                     --                    --
                                               --------------------  ---------------------  --------------------
         Total expenses......................                53,276                882,670               105,632
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (15,926)              (678,855)               149,417
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --              6,767,431                54,171
      Realized gains (losses) on sale of
         investments.........................                    --              4,935,259                 1,426
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                    --             11,702,690                55,597
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                    --             15,803,560               167,272
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    --             27,506,250               222,869
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (15,926)  $          26,827,395  $            372,286
                                               ====================  =====================  ====================

                                                                        FTVIPT TEMPLETON
                                                    FIDELITY VIP           DEVELOPING          FTVIPT TEMPLETON
                                                       MID CAP             MARKETS VIP            FOREIGN VIP
                                                      DIVISION              DIVISION               DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               3,164  $               1,833  $                 39
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  5,174                  1,365                    12
      Administrative charges.................                    645                    170                    --
                                               ---------------------  ---------------------  --------------------
         Total expenses......................                  5,819                  1,535                    12
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                (2,655)                    298                    27
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 30,306                     --                    --
      Realized gains (losses) on sale of
         investments.........................                 13,416                 38,407                   209
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                 43,722                 38,407                   209
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 74,905                 23,352                    12
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                118,627                 61,759                   221
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             115,972  $              62,057  $                248
                                               =====================  =====================  ====================


                                                   IVY VIP ASSET
                                                     STRATEGY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 42
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    28
      Administrative charges.................                     5
                                               --------------------
         Total expenses......................                    33
                                               --------------------
           Net investment income (loss)......                     9
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                  (67)
                                               --------------------
           Net realized gains (losses).......                  (67)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                   477
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   410
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                419
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                           LMPVET                LMPVET                LMPVET
                                                 JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                206  $                543  $                979  $              1,080
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 1,518                   339                   512                 4,411
      Administrative charges................                   189                    41                    63                   547
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 1,707                   380                   575                 4,958
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,501)                   163                   404               (3,878)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,431                 1,562                    --                27,929
      Realized gains (losses) on sale of
        investments.........................                17,052                    76                   962                13,595
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                26,483                 1,638                   962                41,524
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                20,550                 5,404                 9,356                83,444
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                47,033                 7,042                10,318               124,968
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             45,532  $              7,205  $             10,722  $            121,090
                                              ====================  ====================  ====================  ====================

                                                     LMPVET
                                              CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF
                                                SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $                 --  $              4,845  $              1,417
                                              ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    260                 1,135                   688
      Administrative charges................                     32                   141                   151
                                              ---------------------  --------------------  ---------------------
        Total expenses......................                    292                 1,276                   839
                                              ---------------------  --------------------  ---------------------
           Net investment income (loss).....                  (292)                 3,569                   578
                                              ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    554                    --                 3,083
      Realized gains (losses) on sale of
        investments.........................                  3,202                 (476)                  (92)
                                              ---------------------  --------------------  ---------------------
           Net realized gains (losses)......                  3,756                 (476)                 2,991
                                              ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                  3,359                 3,912                 3,316
                                              ---------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  7,115                 3,436                 6,307
                                              ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              6,823  $              7,005  $              6,885
                                              =====================  ====================  =====================

                                               OPPENHEIMER GLOBAL         PIMCO VIT             PIMCO VIT
                                               MULTI-ALTERNATIVES    COMMODITYREALRETURN    EMERGING MARKETS
                                                     FUND/VA              STRATEGY                BOND
                                                  DIVISION (A)            DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 28  $              5,420  $              3,375
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    86                   583                   771
      Administrative charges................                    20                   121                   173
                                              --------------------  --------------------  --------------------
        Total expenses......................                   106                   704                   944
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                  (78)                 4,716                 2,431
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (97)               (1,763)                 2,731
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  (97)               (3,796)                 3,230
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (175)  $                920  $              5,661
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                  TAP 1919 VARIABLE
                                                                                               PIMCO VIT         SOCIALLY RESPONSIVE
                                                                                          UNCONSTRAINED BOND          BALANCED
                                                                                               DIVISION               DIVISION
                                                                                         --------------------   --------------------
INVESTMENT INCOME:
      Dividends......................................................................    $              1,708   $                267
                                                                                         --------------------   --------------------
EXPENSES:
      Mortality and expense risk and
         other charges...............................................................                   1,353                    162
      Administrative charges.........................................................                     298                     17
                                                                                         --------------------   --------------------
         Total expenses..............................................................                   1,651                    179
                                                                                         --------------------   --------------------
           Net investment income (loss)..............................................                      57                     88
                                                                                         --------------------   --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................................                      --                  1,816
      Realized gains (losses) on sale of
         investments.................................................................                     193                     94
                                                                                         --------------------   --------------------
           Net realized gains (losses)...............................................                     193                  1,910
                                                                                         --------------------   --------------------
      Change in unrealized gains (losses)
         on investments..............................................................                   3,635                    981
                                                                                         --------------------   --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments..............................................................                   3,828                  2,891
                                                                                         --------------------   --------------------
      Net increase (decrease) in net assets
         resulting from operations...................................................    $              3,885   $              2,979
                                                                                         ====================   ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                             AMERICAN FUNDS BOND              AMERICAN FUNDS GLOBAL GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (a)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         384,952  $         196,723  $         (1,589)  $           1,502
   Net realized gains (losses).....          1,121,667            163,755             41,446             13,516
   Change in unrealized gains
     (losses) on investments.......            470,463            946,304             81,565           (12,908)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,977,082          1,306,782            121,422              2,110
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,996,059          2,631,771             50,854            549,208
   Net transfers (including fixed
     account)......................          3,944,388          6,558,700           (15,899)              5,813
   Contract charges................          (431,156)          (445,194)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (11,068,529)       (11,370,870)          (335,503)            (4,256)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,559,238)        (2,625,593)          (300,548)            550,765
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,582,156)        (1,318,811)          (179,126)            552,875
NET ASSETS:
   Beginning of year...............         92,324,388         93,643,199            552,875                 --
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      88,742,232  $      92,324,388  $         373,749  $         552,875
                                     =================  =================  =================  =================

                                         AMERICAN FUNDS GLOBAL SMALL
                                               CAPITALIZATION                     AMERICAN FUNDS GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,894,692)  $     (5,610,241)  $    (9,536,324)  $    (6,230,622)
   Net realized gains (losses).....          5,710,371         87,543,897       131,300,788       101,772,025
   Change in unrealized gains
     (losses) on investments.......        104,016,189       (79,033,058)       120,057,167      (23,335,601)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,831,868          2,900,598       241,821,631        72,205,802
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,244,131         12,720,416        19,867,658        24,935,243
   Net transfers (including fixed
     account)......................       (16,771,071)       (12,871,220)      (30,326,526)      (36,542,707)
   Contract charges................        (2,106,440)        (2,155,474)       (2,902,347)       (2,907,666)
   Transfers for Contract benefits
     and terminations..............       (52,583,670)       (39,637,317)     (120,135,425)      (92,134,463)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (62,217,050)       (41,943,595)     (133,496,640)     (106,649,593)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         42,614,818       (39,042,997)       108,324,991      (34,443,791)
NET ASSETS:
   Beginning of year...............        458,931,633        497,974,630       963,320,699       997,764,490
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     501,546,451  $     458,931,633  $  1,071,645,690  $    963,320,699
                                     =================  =================  ================  ================

                                                                                     BHFTI AB GLOBAL
                                         AMERICAN FUNDS GROWTH-INCOME              DYNAMIC ALLOCATION
                                                   DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017               2016
                                      ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (639,685)  $        169,916  $       3,923,264  $       5,697,109
   Net realized gains (losses).....         76,155,145        97,857,020         22,066,851         23,079,124
   Change in unrealized gains
     (losses) on investments.......         79,975,984      (24,296,682)        161,039,666          8,961,217
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        155,491,444        73,730,254        187,029,781         37,737,450
                                      ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         13,204,987        20,917,959          3,110,336         52,855,344
   Net transfers (including fixed
     account)......................       (18,279,377)      (17,540,591)       (31,331,679)         10,793,534
   Contract charges................        (3,039,925)       (3,025,641)       (22,286,388)       (22,124,330)
   Transfers for Contract benefits
     and terminations..............      (100,026,191)      (73,162,399)       (96,085,886)       (79,782,569)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (108,140,506)      (72,810,672)      (146,593,617)       (38,258,021)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         47,350,938           919,582         40,436,164          (520,571)
NET ASSETS:
   Beginning of year...............        798,505,698       797,586,116      1,594,255,019      1,594,775,590
                                      ----------------  ----------------  -----------------  -----------------
   End of year.....................   $    845,856,636  $    798,505,698  $   1,634,691,183  $   1,594,255,019
                                      ================  ================  =================  =================

                                             BHFTI ALLIANZ GLOBAL
                                      INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                   DIVISION
                                     ------------------------------------
                                            2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         204,576  $       (848,408)
   Net realized gains (losses).....            468,055           (22,823)
   Change in unrealized gains
     (losses) on investments.......          9,444,691          1,511,246
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,117,322            640,015
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            629,475         15,409,284
   Net transfers (including fixed
     account)......................           (39,705)          5,207,836
   Contract charges................        (1,016,610)          (808,405)
   Transfers for Contract benefits
     and terminations..............        (4,432,644)        (3,065,056)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (4,859,484)         16,743,659
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,257,838         17,383,674
NET ASSETS:
   Beginning of year...............         74,463,734         57,080,060
                                     -----------------  -----------------
   End of year.....................  $      79,721,572  $      74,463,734
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI AMERICAN FUNDS                 BHFTI AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,161,272  $       3,089,928  $        (81,007)  $        183,845
   Net realized gains (losses).....        52,476,769         71,519,425         34,102,973        43,416,413
   Change in unrealized gains
     (losses) on investments.......        73,356,473       (21,697,985)         48,200,536      (13,270,190)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       127,994,514         52,911,368         82,222,502        30,330,068
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        11,422,860         38,118,283          8,610,277        15,430,113
   Net transfers (including fixed
     account)......................        25,042,409         20,318,842         11,413,137         4,924,398
   Contract charges................       (8,727,976)        (8,224,852)        (3,885,811)       (3,792,428)
   Transfers for Contract benefits
     and terminations..............      (90,792,139)       (50,594,528)       (42,157,439)      (28,198,194)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (63,054,846)          (382,255)       (26,019,836)      (11,636,111)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        64,939,668         52,529,113         56,202,666        18,693,957
NET ASSETS:
   Beginning of year...............       854,544,975        802,015,862        423,353,677       404,659,720
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    919,484,643  $     854,544,975  $     479,556,343  $    423,353,677
                                     ================  =================  =================  ================

                                                                                  BHFTI AMERICAN FUNDS
                                          BHFTI AMERICAN FUNDS GROWTH              MODERATE ALLOCATION
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (3,437,400)  $     (3,580,254)  $       4,927,153  $      6,093,952
   Net realized gains (losses).....         52,237,401         97,324,652         49,154,748        64,050,111
   Change in unrealized gains
     (losses) on investments.......         42,426,288       (65,461,842)         50,457,040      (17,869,095)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         91,226,289         28,282,556        104,538,941        52,274,968
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,129,754         10,759,311         10,177,061        36,929,884
   Net transfers (including fixed
     account)......................       (25,716,039)       (11,394,582)          3,134,194         2,297,892
   Contract charges................        (3,188,196)        (3,190,870)        (9,339,391)       (9,322,030)
   Transfers for Contract benefits
     and terminations..............       (41,399,596)       (21,764,807)      (102,656,211)      (75,045,852)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (67,174,077)       (25,590,948)       (98,684,347)      (45,140,106)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         24,052,212          2,691,608          5,854,594         7,134,862
NET ASSETS:
   Beginning of year...............        371,921,161        369,229,553        943,720,963       936,586,101
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $    395,973,373  $     371,921,161  $     949,575,557  $    943,720,963
                                      ================  =================  =================  ================

                                                                                 BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED              TACTICAL STRATEGIES
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,830,934  $    (16,041,659)  $   (11,320,298)  $      4,316,440
   Net realized gains (losses).....         35,678,250       (26,638,265)        31,778,610       164,147,748
   Change in unrealized gains
     (losses) on investments.......         59,097,981        137,418,418       206,006,523     (105,157,857)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,607,165         94,738,494       226,464,835        63,306,331
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,112,964         17,844,850         4,650,432        61,761,501
   Net transfers (including fixed
     account)......................       (37,092,178)       (42,679,138)      (41,699,688)      (15,769,304)
   Contract charges................       (17,688,004)       (18,428,361)      (27,693,575)      (27,583,084)
   Transfers for Contract benefits
     and terminations..............       (78,640,645)       (65,774,795)     (121,604,856)      (96,366,908)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (131,307,863)      (109,037,444)     (186,347,687)      (77,957,795)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (30,700,698)       (14,298,950)        40,117,148      (14,651,464)
NET ASSETS:
   Beginning of year...............      1,265,046,973      1,279,345,923     1,989,443,856     2,004,095,320
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $   1,234,346,275  $   1,265,046,973  $  2,029,561,004  $  1,989,443,856
                                     =================  =================  ================  ================


                                         BHFTI BLACKROCK HIGH YIELD
                                                  DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          16,280  $           9,937
   Net realized gains (losses).....              2,486            (3,191)
   Change in unrealized gains
     (losses) on investments.......              5,249             18,696
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             24,015             25,442
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             30,972             99,390
   Net transfers (including fixed
     account)......................             95,204             43,805
   Contract charges................               (83)               (37)
   Transfers for Contract benefits
     and terminations..............           (67,535)            (9,847)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......             58,558            133,311
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             82,573            158,753
NET ASSETS:
   Beginning of year...............            331,029            172,276
                                     -----------------  -----------------
   End of year.....................  $         413,602  $         331,029
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                BHFTI BRIGHTHOUSE                           BHFTI
                                              ASSET ALLOCATION 100                BRIGHTHOUSE BALANCED PLUS
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         232,600  $       2,428,498  $      11,522,465  $      55,636,140
   Net realized gains (losses)......         15,310,143         27,951,625        201,475,134         39,415,780
   Change in unrealized gains
     (losses) on investments........         30,087,720       (14,456,236)        363,045,503        136,945,140
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         45,630,463         15,923,887        576,043,102        231,997,060
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          9,231,079         10,910,761         12,656,717        152,319,948
   Net transfers (including fixed
     account).......................        (1,120,771)        (3,584,705)         89,765,898         30,594,902
   Contract charges.................          (497,424)          (485,593)       (48,907,654)       (45,057,418)
   Transfers for Contract benefits
     and terminations...............       (23,297,723)       (18,297,668)      (236,195,782)      (166,580,278)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (15,684,839)       (11,457,205)      (182,680,821)       (28,722,846)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         29,945,624          4,466,682        393,362,281        203,274,214
NET ASSETS:
   Beginning of year................        218,682,416        214,215,734      3,476,074,955      3,272,800,741
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     248,628,040  $     218,682,416  $   3,869,437,236  $   3,476,074,955
                                      =================  =================  =================  =================

                                                     BHFTI                      BHFTI BRIGHTHOUSE/ABERDEEN
                                          BRIGHTHOUSE SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (47,693)  $        (17,574)  $        (91,671)  $       (148,030)
   Net realized gains (losses)......            866,719            292,455            674,283          (617,380)
   Change in unrealized gains
     (losses) on investments........          1,074,488          4,130,404         12,750,253          6,099,705
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,893,514          4,405,285         13,332,865          5,334,295
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            934,909          1,011,288            448,813            993,148
   Net transfers (including fixed
     account).......................            (5,314)          (835,463)          (923,938)        (1,367,692)
   Contract charges.................           (39,495)           (38,066)          (487,852)          (487,772)
   Transfers for Contract benefits
     and terminations...............        (1,719,493)        (1,146,340)        (5,467,540)        (2,469,245)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (829,393)        (1,008,581)        (6,430,517)        (3,331,561)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,064,121          3,396,704          6,902,348          2,002,734
NET ASSETS:
   Beginning of year................         18,727,164         15,330,460         51,521,589         49,518,855
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,791,285  $      18,727,164  $      58,423,937  $      51,521,589
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/ARTISAN              BHFTI BRIGHTHOUSE/EATON
                                                 INTERNATIONAL                      VANCE FLOATING RATE
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             (4)  $            (10)  $         688,302  $         514,735
   Net realized gains (losses)......               (25)               (60)           (10,409)          (133,550)
   Change in unrealized gains
     (losses) on investments........                731              (228)           (41,125)          1,184,560
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                702              (298)            636,768          1,565,745
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --            204,827          1,804,276
   Net transfers (including fixed
     account).......................              (276)                431          5,154,344          4,698,343
   Contract charges.................                 --                 --           (79,844)           (76,126)
   Transfers for Contract benefits
     and terminations...............              (263)              (399)        (2,767,183)        (1,439,666)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (539)                 32          2,512,144          4,986,827
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............                163              (266)          3,148,912          6,552,572
NET ASSETS:
   Beginning of year................              2,647              2,913         26,476,747         19,924,175
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $           2,810  $           2,647  $      29,625,659  $      26,476,747
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/FRANKLIN
                                            LOW DURATION TOTAL RETURN
                                                    DIVISION
                                      ------------------------------------
                                             2017               2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         141,681  $       1,359,414
   Net realized gains (losses)......          (303,532)          (646,544)
   Change in unrealized gains
     (losses) on investments........            210,867            753,695
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             49,016          1,466,565
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            815,703          2,490,528
   Net transfers (including fixed
     account).......................         12,563,661          2,323,733
   Contract charges.................          (644,029)          (668,115)
   Transfers for Contract benefits
     and terminations...............       (10,845,648)        (8,785,433)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,889,687        (4,639,287)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,938,703        (3,172,722)
NET ASSETS:
   Beginning of year................         82,027,391         85,200,113
                                      -----------------  -----------------
   End of year......................  $      83,966,094  $      82,027,391
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                              INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (b)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (95,182)  $        (94,461)  $         401,986  $       9,754,201
   Net realized gains (losses).....          (105,608)          (140,382)         50,417,197         61,232,445
   Change in unrealized gains
     (losses) on investments.......            118,596            212,506         89,214,450       (21,679,601)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (82,194)           (22,337)        140,033,633         49,307,045
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             50,180             81,436          7,747,770          9,084,499
   Net transfers (including fixed
     account)......................            456,036            397,532       (14,456,561)       (17,461,131)
   Contract charges................           (86,627)           (89,871)          (719,905)          (750,531)
   Transfers for Contract benefits
     and terminations..............          (678,345)          (413,815)       (72,009,635)       (60,659,875)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (258,756)           (24,718)       (79,438,331)       (69,787,038)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (340,950)           (47,055)         60,595,302       (20,479,993)
NET ASSETS:
   Beginning of year...............          7,790,764          7,837,819        703,695,885        724,175,878
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $       7,449,814  $       7,790,764  $     764,291,187  $     703,695,885
                                     =================  =================  =================  =================

                                                    BHFTI                           BHFTI CLEARBRIDGE
                                         CLARION GLOBAL REAL ESTATE                 AGGRESSIVE GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,855,176  $       1,879,309  $     (2,894,403)  $     (4,670,514)
   Net realized gains (losses).....        (1,356,724)        (1,406,958)         21,644,586         11,263,135
   Change in unrealized gains
     (losses) on investments.......         16,141,560          (743,010)         71,712,587            310,485
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         19,640,012          (270,659)         90,462,770          6,903,106
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,750,240          7,385,884         10,572,734         17,056,798
   Net transfers (including fixed
     account)......................        (1,232,426)          1,082,053       (19,034,767)       (33,073,370)
   Contract charges................          (931,391)        (1,014,736)        (3,562,761)        (3,727,339)
   Transfers for Contract benefits
     and terminations..............       (23,958,730)       (20,458,485)       (59,675,536)       (45,410,709)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (21,372,307)       (13,005,284)       (71,700,330)       (65,154,620)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,732,295)       (13,275,943)         18,762,440       (58,251,514)
NET ASSETS:
   Beginning of year...............        220,012,334        233,288,277        556,843,925        615,095,439
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     218,280,039  $     220,012,334  $     575,606,365  $     556,843,925
                                     =================  =================  =================  =================

                                            BHFTI HARRIS OAKMARK                      BHFTI INVESCO
                                                INTERNATIONAL                   BALANCED-RISK ALLOCATION
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,118,352  $       4,273,674  $      13,789,581  $     (5,389,838)
   Net realized gains (losses).....          6,011,613         22,251,306         27,435,789          (822,804)
   Change in unrealized gains
     (losses) on investments.......        126,507,000          6,561,081          4,350,900         53,568,247
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        134,636,965         33,086,061         45,576,270         47,355,605
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         10,782,211         15,441,606          2,203,911         25,973,982
   Net transfers (including fixed
     account)......................       (23,898,999)       (17,374,772)         30,485,473         27,799,932
   Contract charges................        (2,848,104)        (2,790,053)        (7,355,491)        (6,346,466)
   Transfers for Contract benefits
     and terminations..............       (58,716,931)       (37,781,688)       (37,271,958)       (26,853,042)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (74,681,823)       (42,504,907)       (11,938,065)         20,574,406
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         59,955,142        (9,418,846)         33,638,205         67,930,011
NET ASSETS:
   Beginning of year...............        494,276,831        503,695,677        522,371,527        454,441,516
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     554,231,973  $     494,276,831  $     556,009,732  $     522,371,527
                                     =================  =================  =================  =================


                                           BHFTI INVESCO COMSTOCK
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            699  $            117
   Net realized gains (losses).....             1,632             (130)
   Change in unrealized gains
     (losses) on investments.......             4,646             1,347
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,977             1,334
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            11,401             8,809
   Net transfers (including fixed
     account)......................            23,957           (1,981)
   Contract charges................               (1)               (3)
   Transfers for Contract benefits
     and terminations..............           (8,784)           (2,423)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            26,573             4,402
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............            33,550             5,736
NET ASSETS:
   Beginning of year...............            14,408             8,672
                                     ----------------  ----------------
   End of year.....................  $         47,958  $         14,408
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH             BHFTI JPMORGAN CORE BOND
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (675,731)  $       (617,347)  $      1,134,059  $       1,502,041
   Net realized gains (losses).....          5,262,828          7,636,784         (156,412)          (120,942)
   Change in unrealized gains
     (losses) on investments.......          6,984,538        (2,241,631)           946,145          (619,010)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,571,635          4,777,806         1,923,792            762,089
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,259,381          1,863,147           781,361          4,983,310
   Net transfers (including fixed
     account)......................        (1,361,763)        (1,199,618)         8,851,274          1,919,030
   Contract charges................          (195,858)          (194,091)         (847,128)          (895,456)
   Transfers for Contract benefits
     and terminations..............        (5,944,306)        (4,648,805)      (12,352,615)        (6,496,612)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (6,242,546)        (4,179,367)       (3,567,108)          (489,728)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,329,089            598,439       (1,643,316)            272,361
NET ASSETS:
   Beginning of year...............         51,145,397         50,546,958        97,321,513         97,049,152
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      56,474,486  $      51,145,397  $     95,678,197  $      97,321,513
                                     =================  =================  ================  =================

                                               BHFTI JPMORGAN                            BHFTI
                                          GLOBAL ACTIVE ALLOCATION             JPMORGAN SMALL CAP VALUE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,887,708  $      7,145,748  $        (33,459)  $          70,721
   Net realized gains (losses).....          4,939,898        14,193,866          1,792,477          1,596,863
   Change in unrealized gains
     (losses) on investments.......        102,421,518       (7,246,200)        (1,290,638)          4,221,340
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        118,249,124        14,093,414            468,380          5,888,924
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,148,203        57,901,417            199,027            878,120
   Net transfers (including fixed
     account)......................        (9,987,433)        24,796,147          (198,561)          1,820,177
   Contract charges................       (11,032,222)      (10,388,617)          (185,099)          (173,087)
   Transfers for Contract benefits
     and terminations..............       (50,185,977)      (40,822,874)        (2,152,323)        (1,290,091)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (68,057,429)        31,486,073        (2,336,956)          1,235,119
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         50,191,695        45,579,487        (1,868,576)          7,124,043
NET ASSETS:
   Beginning of year...............        811,489,227       765,909,740         26,497,515         19,373,472
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     861,680,922  $    811,489,227  $      24,628,939  $      26,497,515
                                     =================  ================  =================  =================

                                             BHFTI LOOMIS SAYLES                     BHFTI METLIFE
                                               GLOBAL MARKETS                  MULTI-INDEX TARGETED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        161,236  $         475,684  $       2,139,776  $        670,865
   Net realized gains (losses).....         4,980,956          5,071,002         30,922,567           968,376
   Change in unrealized gains
     (losses) on investments.......        18,870,177        (1,490,909)         89,709,027        26,580,162
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        24,012,369          4,055,777        122,771,370        28,219,403
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,977,723          2,994,170          5,106,272       112,718,047
   Net transfers (including fixed
     account)......................       (4,030,414)          8,193,706          2,725,483        34,422,981
   Contract charges................         (881,864)          (882,246)       (12,176,759)      (10,731,996)
   Transfers for Contract benefits
     and terminations..............      (14,505,394)       (10,657,165)       (52,368,635)      (38,586,159)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (17,439,949)          (351,535)       (56,713,639)        97,822,873
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,572,420          3,704,242         66,057,731       126,042,276
NET ASSETS:
   Beginning of year...............       117,860,066        114,155,824        900,136,783       774,094,507
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    124,432,486  $     117,860,066  $     966,194,514  $    900,136,783
                                     ================  =================  =================  ================


                                       BHFTI MFS RESEARCH INTERNATIONAL
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,153,813  $       1,621,283
   Net realized gains (losses).....          1,415,099        (2,135,365)
   Change in unrealized gains
     (losses) on investments.......         43,982,063        (3,395,887)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         46,550,975        (3,909,969)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,813,844          5,602,966
   Net transfers (including fixed
     account)......................       (10,943,262)          (483,768)
   Contract charges................          (994,027)        (1,013,488)
   Transfers for Contract benefits
     and terminations..............       (21,425,862)       (16,066,432)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,549,307)       (11,960,722)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,001,668       (15,870,691)
NET ASSETS:
   Beginning of year...............        185,265,721        201,136,412
                                     -----------------  -----------------
   End of year.....................  $     202,267,389  $     185,265,721
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI MORGAN STANLEY                         BHFTI
                                               MID CAP GROWTH                  OPPENHEIMER GLOBAL EQUITY
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,909,008)  $    (3,491,333)  $       (658,217)  $      (458,547)
   Net realized gains (losses).....         17,261,420         8,815,810         13,988,566        18,681,846
   Change in unrealized gains
     (losses) on investments.......         85,780,558      (34,438,851)         65,880,609      (21,132,675)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,132,970      (29,114,374)         79,210,958       (2,909,376)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,647,229         7,763,311          4,318,629         7,414,080
   Net transfers (including fixed
     account)......................        (6,073,102)       (4,167,465)        (9,995,622)       (7,842,853)
   Contract charges................          (443,639)         (428,140)        (1,103,059)       (1,096,762)
   Transfers for Contract benefits
     and terminations..............       (29,996,813)      (23,083,046)       (30,292,514)      (23,327,788)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,866,325)      (19,915,340)       (37,072,566)      (24,853,323)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         70,266,645      (49,029,714)         42,138,392      (27,762,699)
NET ASSETS:
   Beginning of year...............        269,357,054       318,386,768        240,714,689       268,477,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     339,623,699  $    269,357,054  $     282,853,081  $    240,714,689
                                     =================  ================  =================  ================

                                               BHFTI PANAGORA                         BHFTI PIMCO
                                           GLOBAL DIVERSIFIED RISK             INFLATION PROTECTED BOND
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,204,233)  $        659,273  $       1,342,846  $    (5,585,593)
   Net realized gains (losses).....            797,418         1,400,761        (4,187,546)       (7,854,721)
   Change in unrealized gains
     (losses) on investments.......         10,637,787           254,567         12,261,154        29,396,662
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,230,972         2,314,601          9,416,454        15,956,348
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            482,417        13,091,510          5,334,696         8,871,359
   Net transfers (including fixed
     account)......................         12,108,474        39,349,002         30,757,475         (302,576)
   Contract charges................        (1,254,703)         (548,821)        (3,467,644)       (3,639,406)
   Transfers for Contract benefits
     and terminations..............        (5,393,409)       (2,016,785)       (51,938,296)      (36,409,123)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          5,942,779        49,874,906       (19,313,769)      (31,479,746)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         16,173,751        52,189,507        (9,897,315)      (15,523,398)
NET ASSETS:
   Beginning of year...............         79,219,064        27,029,557        435,880,990       451,404,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      95,392,815  $     79,219,064  $     425,983,675  $    435,880,990
                                     =================  ================  =================  ================

                                                                                         BHFTI
                                          BHFTI PIMCO TOTAL RETURN             PYRAMIS GOVERNMENT INCOME
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,870,970  $     12,831,739  $       4,514,174  $      4,401,277
   Net realized gains (losses).....          1,942,483       (5,197,120)        (1,575,732)         (156,174)
   Change in unrealized gains
     (losses) on investments.......         22,817,382         5,881,365          3,534,060       (4,381,845)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         29,630,835        13,515,984          6,472,502         (136,742)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         12,115,447        21,877,733          1,183,495        16,994,960
   Net transfers (including fixed
     account)......................         55,309,551      (14,551,456)       (12,263,866)        30,771,240
   Contract charges................        (6,434,877)       (6,911,454)        (6,955,636)       (7,507,128)
   Transfers for Contract benefits
     and terminations..............      (108,240,821)      (82,178,458)       (41,648,791)      (39,252,970)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (47,250,700)      (81,763,635)       (59,684,798)         1,006,102
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (17,619,865)      (68,247,651)       (53,212,296)           869,360
NET ASSETS:
   Beginning of year...............        925,935,319       994,182,970        511,947,386       511,078,026
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     908,315,454  $    925,935,319  $     458,735,090  $    511,947,386
                                     =================  ================  =================  ================

                                                    BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET
                                                  DIVISION
                                     -----------------------------------
                                            2017              2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,462,878)  $        851,049
   Net realized gains (losses).....         15,061,284         7,900,250
   Change in unrealized gains
     (losses) on investments.......         54,268,929        14,036,744
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         66,867,335        22,788,043
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,343,769        33,708,870
   Net transfers (including fixed
     account)......................        (1,145,660)        12,925,074
   Contract charges................        (7,311,990)       (6,780,954)
   Transfers for Contract benefits
     and terminations..............       (33,646,789)      (24,010,235)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (39,760,670)        15,842,755
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         27,106,665        38,630,798
NET ASSETS:
   Beginning of year...............        537,033,268       498,402,470
                                     -----------------  ----------------
   End of year.....................  $     564,139,933  $    537,033,268
                                     =================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI SCHRODERS                      BHFTI SSGA
                                           GLOBAL MULTI-ASSET II              GROWTH AND INCOME ETF
                                                 DIVISION                           DIVISION
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (899,009)  $    (1,746,482)  $     10,386,039  $      9,719,733
   Net realized gains (losses)....         2,342,236         1,056,983        11,148,158        50,693,050
   Change in unrealized gains
     (losses) on investments......        54,207,140        12,972,660        95,975,484      (21,976,549)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,650,367        12,283,161       117,509,681        38,436,234
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,929,464        52,633,069         7,828,489        28,406,285
   Net transfers (including fixed
     account).....................        16,656,320        19,675,694      (21,747,400)      (21,229,604)
   Contract charges...............       (5,082,009)       (4,242,703)       (9,168,108)       (9,375,518)
   Transfers for Contract benefits
     and terminations.............      (23,925,298)      (13,665,971)      (86,607,473)      (54,770,353)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (9,421,523)        54,400,089     (109,694,492)      (56,969,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        46,228,844        66,683,250         7,815,189      (18,532,956)
NET ASSETS:
   Beginning of year..............       376,214,055       309,530,805       861,727,162       880,260,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    422,442,899  $    376,214,055  $    869,542,351  $    861,727,162
                                    ================  ================  ================  ================

                                                                                        BHFTI
                                           BHFTI SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,290,711  $      1,307,944  $          4,835  $           4,573
   Net realized gains (losses)....          3,016,141         9,118,383            48,741             28,858
   Change in unrealized gains
     (losses) on investments......         20,976,065       (2,689,685)            23,850             11,699
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,282,917         7,736,642            77,426             45,130
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........          2,975,527         5,166,725            44,186            298,982
   Net transfers (including fixed
     account).....................           (60,439)       (3,524,942)            77,096           (30,531)
   Contract charges...............        (1,042,753)       (1,058,387)              (61)               (55)
   Transfers for Contract benefits
     and terminations.............       (15,165,437)      (11,336,035)          (61,455)            (9,796)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (13,293,102)      (10,752,639)            59,766            258,600
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         11,989,815       (3,015,997)           137,192            303,730
NET ASSETS:
   Beginning of year..............        145,066,205       148,082,202           441,526            137,796
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     157,056,020  $    145,066,205  $        578,718  $         441,526
                                    =================  ================  ================  =================

                                                   BHFTI
                                       T. ROWE PRICE MID CAP GROWTH          BHFTI TCW CORE FIXED INCOME
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (6,096,475)  $    (5,595,593)  $             947  $        (1,009)
   Net realized gains (losses)....         49,719,764        71,317,575              (131)             (106)
   Change in unrealized gains
     (losses) on investments......         57,760,642      (43,877,188)              3,477           (3,843)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        101,383,931        21,844,794              4,293           (4,958)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         10,627,642        18,381,660              1,078           104,341
   Net transfers (including fixed
     account).....................        (2,606,563)       (6,800,190)           (51,424)           216,916
   Contract charges...............        (2,256,763)       (2,236,616)                (3)                --
   Transfers for Contract benefits
     and terminations.............       (52,403,267)      (36,717,272)           (17,008)          (18,490)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (46,638,951)      (27,372,418)           (67,357)           302,767
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         54,744,980       (5,527,624)           (63,064)           297,809
NET ASSETS:
   Beginning of year..............        451,415,560       456,943,184            318,472            20,663
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $    506,160,540  $    451,415,560  $         255,408  $        318,472
                                     ================  ================  =================  ================

                                                   BHFTI
                                      VICTORY SYCAMORE MID CAP VALUE
                                                 DIVISION
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,066,659)  $     (2,210,544)
   Net realized gains (losses)....         5,902,965         20,870,823
   Change in unrealized gains
     (losses) on investments......        28,563,919         37,621,223
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        33,400,225         56,281,502
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         7,000,693          9,637,257
   Net transfers (including fixed
     account).....................       (1,087,546)       (18,679,137)
   Contract charges...............       (1,535,273)        (1,621,588)
   Transfers for Contract benefits
     and terminations.............      (45,451,743)       (35,893,614)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (41,073,869)       (46,557,082)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,673,644)          9,724,420
NET ASSETS:
   Beginning of year..............       432,480,626        422,756,206
                                    ----------------  -----------------
   End of year....................  $    424,806,982  $     432,480,626
                                    ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI WELLS CAPITAL                        BHFTII
                                            MANAGEMENT MID CAP VALUE        BAILLIE GIFFORD INTERNATIONAL STOCK
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (812)  $         (1,138)  $       (157,306)  $         322,605
   Net realized gains (losses)......                530             14,246          2,005,558        (1,437,129)
   Change in unrealized gains
     (losses) on investments........             30,168             22,745         36,135,010          5,990,793
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,886             35,853         37,983,262          4,876,269
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                138             86,478          1,837,132          2,553,574
   Net transfers (including fixed
     account).......................              4,742             45,512        (6,093,311)        (2,835,892)
   Contract charges.................                (9)                (5)          (400,844)          (395,781)
   Transfers for Contract benefits
     and terminations...............           (16,561)           (10,390)       (13,718,026)       (10,805,657)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (11,690)            121,595       (18,375,049)       (11,483,756)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             18,196            157,448         19,608,213        (6,607,487)
NET ASSETS:
   Beginning of year................            324,307            166,859        120,269,128        126,876,615
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         342,503  $         324,307  $     139,877,341  $     120,269,128
                                      =================  =================  =================  =================

                                                    BHFTII                                 BHFTII
                                             BLACKROCK BOND INCOME             BLACKROCK CAPITAL APPRECIATION
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,056,197  $       8,607,599  $     (2,251,481)  $     (2,135,910)
   Net realized gains (losses)......          (462,981)          (112,877)         12,764,019         19,426,861
   Change in unrealized gains
     (losses) on investments........          4,619,528          (633,208)         38,506,910       (19,863,296)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         12,212,744          7,861,514         49,019,448        (2,572,345)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          6,188,153         12,261,794          2,768,885          4,982,463
   Net transfers (including fixed
     account).......................         23,106,602         16,773,717        (5,972,941)        (5,745,313)
   Contract charges.................        (2,388,256)        (2,445,620)        (1,037,964)        (1,045,913)
   Transfers for Contract benefits
     and terminations...............       (53,749,282)       (43,300,084)       (18,981,157)       (14,318,859)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,842,783)       (16,710,193)       (23,223,177)       (16,127,622)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,630,039)        (8,848,679)         25,796,271       (18,699,967)
NET ASSETS:
   Beginning of year................        470,040,574        478,889,253        162,149,281        180,849,248
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     455,410,535  $     470,040,574  $     187,945,552  $     162,149,281
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (700,411)  $       (831,026)   $       3,410,307  $       9,100,773
   Net realized gains (losses)......             60,067             10,909           5,725,055         14,274,734
   Change in unrealized gains
     (losses) on investments........            266,651             76,512          14,237,838        (8,522,160)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (373,693)          (743,605)          23,373,200         14,853,347
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,841,539          5,327,542           4,050,828         11,002,573
   Net transfers (including fixed
     account).......................          3,864,447          1,147,765           (655,687)          1,497,292
   Contract charges.................          (489,782)          (507,783)         (3,028,422)        (3,201,704)
   Transfers for Contract benefits
     and terminations...............        (8,551,899)       (10,736,963)        (60,336,378)       (50,131,001)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (3,335,695)        (4,769,439)        (59,969,659)       (40,832,840)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,709,388)        (5,513,044)        (36,596,459)       (25,979,493)
NET ASSETS:
   Beginning of year................         60,125,414         65,638,458         445,624,899        471,604,392
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      56,416,026  $      60,125,414   $     409,028,440  $     445,624,899
                                      =================  =================   =================  =================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40
                                                   DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,480,498  $      28,498,137
   Net realized gains (losses)......         45,744,531         86,368,346
   Change in unrealized gains
     (losses) on investments........         51,406,697       (57,181,305)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        105,631,726         57,685,178
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         14,090,002         32,183,221
   Net transfers (including fixed
     account).......................       (14,808,050)       (18,101,380)
   Contract charges.................        (9,107,743)        (9,606,302)
   Transfers for Contract benefits
     and terminations...............      (151,444,181)      (125,103,940)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (161,269,972)      (120,628,401)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (55,638,246)       (62,943,223)
NET ASSETS:
   Beginning of year................      1,211,312,236      1,274,255,459
                                      -----------------  -----------------
   End of year......................  $   1,155,673,990  $   1,211,312,236
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                              BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60     BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      19,072,269  $     74,264,715  $       6,027,006  $      30,700,407
   Net realized gains (losses)......        204,600,879       381,718,432        135,691,672        235,546,377
   Change in unrealized gains
     (losses) on investments........        267,993,873     (237,262,789)        165,033,962      (148,598,984)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        491,667,021       218,720,358        306,752,640        117,647,800
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         57,932,423       103,565,026         43,342,542         60,253,187
   Net transfers (including fixed
     account).......................       (21,745,672)      (63,241,141)       (20,010,213)       (51,793,453)
   Contract charges.................       (33,935,618)      (34,966,672)       (12,702,647)       (13,037,654)
   Transfers for Contract benefits
     and terminations...............      (442,881,408)     (324,717,775)      (192,677,018)      (138,187,024)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (440,630,275)     (319,360,562)      (182,047,336)      (142,764,944)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         51,036,746     (100,640,204)        124,705,304       (25,117,144)
NET ASSETS:
   Beginning of year................      3,877,916,522     3,978,556,726      1,808,886,432      1,834,003,576
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $   3,928,953,268  $  3,877,916,522  $   1,933,591,736  $   1,808,886,432
                                      =================  ================  =================  =================

                                                    BHFTII                     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                       BRIGHTHOUSE/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,518,868)  $       (601,891)  $          60,829  $          55,111
   Net realized gains (losses)......          3,525,345         23,648,127            382,702            355,318
   Change in unrealized gains
     (losses) on investments........         22,185,986         18,242,285          1,781,452           (12,572)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         24,192,463         41,288,521          2,224,983            397,857
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,203,421          5,802,518             63,299            420,852
   Net transfers (including fixed
     account).......................        (8,072,795)          5,908,335          (159,645)            376,614
   Contract charges.................          (612,038)          (599,704)           (56,558)           (59,858)
   Transfers for Contract benefits
     and terminations...............       (26,464,802)       (19,966,522)          (833,823)          (503,925)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (30,946,214)        (8,855,373)          (986,727)            233,683
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,753,751)         32,433,148          1,238,256            631,540
NET ASSETS:
   Beginning of year................        233,427,628        200,994,480          8,357,661          7,726,121
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     226,673,877  $     233,427,628  $       9,595,917  $       8,357,661
                                      =================  =================  =================  =================

                                                     BHFTII                    BHFTII BRIGHTHOUSE/WELLINGTON
                                         BRIGHTHOUSE/WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       3,805,647  $       8,739,780  $         815,139  $       1,070,615
   Net realized gains (losses)......         23,049,190         32,768,664         23,311,211         22,303,959
   Change in unrealized gains
     (losses) on investments........         50,501,388        (9,328,313)         66,394,541          7,744,412
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         77,356,225         32,180,131         90,520,891         31,118,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          8,269,596          7,980,988          8,110,994         11,112,969
   Net transfers (including fixed
     account).......................        (4,147,326)        (7,221,026)       (17,483,984)        (3,688,099)
   Contract charges.................          (300,463)          (315,878)        (2,761,142)        (2,845,331)
   Transfers for Contract benefits
     and terminations...............       (58,955,901)       (57,760,586)       (62,931,863)       (49,042,235)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (55,134,094)       (57,316,502)       (75,065,995)       (44,462,696)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         22,222,131       (25,136,371)         15,454,896       (13,343,710)
NET ASSETS:
   Beginning of year................        587,936,841        613,073,212        555,287,850        568,631,560
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     610,158,972  $     587,936,841  $     570,742,746  $     555,287,850
                                      =================  =================  =================  =================


                                         BHFTII FRONTIER MID CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (6,020,390)  $     (5,640,961)
   Net realized gains (losses)......         26,427,851         63,508,602
   Change in unrealized gains
     (losses) on investments........         82,851,733       (40,013,176)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        103,259,194         17,854,465
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,102,396          7,512,295
   Net transfers (including fixed
     account).......................        (8,115,219)       (11,578,837)
   Contract charges.................          (610,404)          (612,223)
   Transfers for Contract benefits
     and terminations...............       (45,437,009)       (39,090,873)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (50,060,236)       (43,769,638)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         53,198,958       (25,915,173)
NET ASSETS:
   Beginning of year................        455,250,831        481,166,004
                                      -----------------  -----------------
   End of year......................  $     508,449,789  $     455,250,831
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                         BHFTII
                                            BHFTII JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,124,364)  $     (2,049,550)  $    (2,009,459)  $     (1,844,794)
   Net realized gains (losses).....         18,197,469         23,550,220        15,896,503         16,917,175
   Change in unrealized gains
     (losses) on investments.......         39,899,960       (23,810,580)         9,390,051         12,920,486
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         55,973,065        (2,309,910)        23,277,095         27,992,867
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,947,583          5,677,302         3,092,619          4,161,800
   Net transfers (including fixed
     account)......................            130,091        (6,839,399)       (2,092,741)        (6,624,611)
   Contract charges................        (1,072,527)        (1,044,022)         (730,158)          (731,615)
   Transfers for Contract benefits
     and terminations..............       (21,282,234)       (13,831,574)      (19,220,210)       (13,811,136)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,277,087)       (16,037,693)      (18,950,490)       (17,005,562)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         36,695,978       (18,347,603)         4,326,605         10,987,305
NET ASSETS:
   Beginning of year...............        166,434,950        184,782,553       181,016,875        170,029,570
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     203,130,928  $     166,434,950  $    185,343,480  $     181,016,875
                                     =================  =================  ================  =================

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (633,406)  $      (582,881)  $      17,047,515  $      15,932,511
   Net realized gains (losses).....          3,505,237         5,089,497          (759,983)            951,851
   Change in unrealized gains
     (losses) on investments.......          8,668,646       (2,509,551)          3,486,073        (6,621,395)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,540,477         1,997,065         19,773,605         10,262,967
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,269,391         1,495,178         23,503,658         54,460,240
   Net transfers (including fixed
     account)......................        (1,010,201)       (2,353,186)         71,464,358         41,379,186
   Contract charges................          (119,058)         (114,375)        (6,535,417)        (6,808,934)
   Transfers for Contract benefits
     and terminations..............        (5,506,258)       (4,390,583)      (130,286,348)      (107,446,383)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,366,126)       (5,362,966)       (41,853,749)       (18,415,891)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,174,351       (3,365,901)       (22,080,144)        (8,152,924)
NET ASSETS:
   Beginning of year...............         48,392,379        51,758,280      1,148,709,486      1,156,862,410
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      54,566,730  $     48,392,379  $   1,126,629,342  $   1,148,709,486
                                     =================  ================  =================  =================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX            METLIFE MSCI EAFE INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (86,238)  $       (688,315)  $       6,821,892  $      5,875,634
   Net realized gains (losses).....        54,030,656         53,506,789          9,980,536           391,069
   Change in unrealized gains
     (losses) on investments.......        22,260,577         38,668,355         90,321,216       (6,208,669)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        76,204,995         91,486,829        107,123,644            58,034
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        13,688,175         20,039,909         14,028,712        20,582,165
   Net transfers (including fixed
     account)......................       (5,386,844)       (18,608,373)       (31,020,811)        15,091,646
   Contract charges................       (2,050,956)        (2,052,277)        (2,198,948)       (2,181,560)
   Transfers for Contract benefits
     and terminations..............      (59,933,134)       (41,609,056)       (52,600,370)      (38,424,202)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (53,682,759)       (42,229,797)       (71,791,417)       (4,931,951)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        22,522,236         49,257,032         35,332,227       (4,873,917)
NET ASSETS:
   Beginning of year...............       557,664,712        508,407,680        489,403,933       494,277,850
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    580,186,948  $     557,664,712  $     524,736,160  $    489,403,933
                                     ================  =================  =================  ================

                                                    BHFTII
                                          METLIFE RUSSELL 2000 INDEX
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (514,893)  $          16,187
   Net realized gains (losses).....         28,279,676         28,459,878
   Change in unrealized gains
     (losses) on investments.......         17,271,752         31,722,627
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         45,036,535         60,198,692
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,620,298         13,003,263
   Net transfers (including fixed
     account)......................          1,575,485       (10,535,690)
   Contract charges................        (1,047,385)        (1,011,597)
   Transfers for Contract benefits
     and terminations..............       (36,609,580)       (24,446,703)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (26,461,182)       (22,990,727)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         18,575,353         37,207,965
NET ASSETS:
   Beginning of year...............        355,330,009        318,122,044
                                     -----------------  -----------------
   End of year.....................  $     373,905,362  $     355,330,009
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTII METLIFE STOCK INDEX            BHFTII MFS TOTAL RETURN
                                                   DIVISION                            DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017              2016
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      13,689,433  $     19,334,362  $      1,733,488  $       2,302,861
   Net realized gains (losses).....        221,254,342       211,734,612        11,329,207          9,019,387
   Change in unrealized gains
     (losses) on investments.......        326,468,528        52,363,507         2,085,703          (516,566)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        561,412,303       283,432,481        15,148,398         10,805,682
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         52,505,907        75,998,252         2,195,575          4,232,150
   Net transfers (including fixed
     account)......................       (65,927,211)      (49,866,043)         1,389,791          4,259,937
   Contract charges................        (7,535,414)       (7,541,991)         (471,152)          (486,460)
   Transfers for Contract benefits
     and terminations..............      (320,802,517)     (253,288,450)      (19,550,057)       (15,540,037)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (341,759,235)     (234,698,232)      (16,435,843)        (7,534,410)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        219,653,068        48,734,249       (1,287,445)          3,271,272
NET ASSETS:
   Beginning of year...............      2,971,460,417     2,922,726,168       146,385,435        143,114,163
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,191,113,485  $  2,971,460,417  $    145,097,990  $     146,385,435
                                     =================  ================  ================  =================


                                              BHFTII MFS VALUE                   BHFTII MFS VALUE II
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,259,229  $      4,085,157  $       2,953,484  $        456,320
   Net realized gains (losses).....        36,637,754        44,846,602        (3,510,786)        12,188,314
   Change in unrealized gains
     (losses) on investments.......        37,801,662         9,395,735         15,257,924        25,719,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,698,645        58,327,494         14,700,622        38,363,926
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         8,478,120        14,862,838          4,433,464         7,615,577
   Net transfers (including fixed
     account)......................      (10,925,494)         3,010,574          3,052,126       (1,221,368)
   Contract charges................       (1,999,998)       (2,005,385)        (1,319,477)       (1,361,431)
   Transfers for Contract benefits
     and terminations..............      (55,996,065)      (42,954,625)       (28,879,364)      (22,429,856)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (60,443,437)      (27,086,598)       (22,713,251)      (17,397,078)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        17,255,208        31,240,896        (8,012,629)        20,966,848
NET ASSETS:
   Beginning of year...............       506,526,529       475,285,633        262,264,238       241,297,390
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    523,781,737  $    506,526,529  $     254,251,609  $    262,264,238
                                     ================  ================  =================  ================

                                                                                         BHFTII
                                       BHFTII NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,931,011)  $     (2,623,502)  $    (6,183,150)  $     (5,967,633)
   Net realized gains (losses).....         36,628,408          7,523,096        46,716,332         66,170,073
   Change in unrealized gains
     (losses) on investments.......          7,109,136         41,287,716       112,964,163       (57,287,839)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,806,533         46,187,310       153,497,345          2,914,601
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,334,821          6,246,211        14,066,430         24,655,893
   Net transfers (including fixed
     account)......................        (5,128,452)        (9,348,516)         8,296,374          5,072,806
   Contract charges................          (673,221)          (690,152)       (1,857,240)        (1,688,264)
   Transfers for Contract benefits
     and terminations..............       (32,612,137)       (25,277,782)      (56,046,547)       (38,393,708)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (33,078,989)       (29,070,239)      (35,540,983)       (10,353,273)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          7,727,544         17,117,071       117,956,362        (7,438,672)
NET ASSETS:
   Beginning of year...............        306,388,412        289,271,341       491,684,512        499,123,184
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     314,115,956  $     306,388,412  $    609,640,874  $     491,684,512
                                     =================  =================  ================  =================

                                                   BHFTII
                                       T. ROWE PRICE SMALL CAP GROWTH
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,623,495)  $    (4,299,950)
   Net realized gains (losses).....        39,161,019        60,722,602
   Change in unrealized gains
     (losses) on investments.......        50,456,480      (17,690,211)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        84,994,004        38,732,441
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         9,518,108        15,015,380
   Net transfers (including fixed
     account)......................         3,554,656      (14,137,525)
   Contract charges................       (1,199,696)       (1,170,760)
   Transfers for Contract benefits
     and terminations..............      (42,605,162)      (30,916,455)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (30,732,094)      (31,209,360)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        54,261,910         7,523,081
NET ASSETS:
   Beginning of year...............       412,938,416       405,415,335
                                     ----------------  ----------------
   End of year.....................  $    467,200,326  $    412,938,416
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                        VAN ECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (430,265)  $       (238,249)  $      13,458,730  $       3,058,942
   Net realized gains (losses)......          (798,339)        (3,592,536)          4,574,266          1,725,286
   Change in unrealized gains
     (losses) on investments........          1,025,927         17,155,629         16,325,415         21,475,786
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (202,677)         13,324,844         34,358,411         26,260,014
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            201,815            366,448          7,736,409          8,776,731
   Net transfers (including fixed
     account).......................          5,504,707        (7,249,307)          7,271,506        361,370,309
   Contract charges.................          (393,637)          (451,881)        (2,092,968)        (1,688,818)
   Transfers for Contract benefits
     and terminations...............        (3,432,665)        (2,040,187)       (68,874,992)       (48,101,256)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,880,220        (9,374,927)       (55,960,045)        320,356,966
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,677,543          3,949,917       (21,601,634)        346,616,980
NET ASSETS:
   Beginning of year................         35,592,317         31,642,400        535,867,222        189,250,242
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      37,269,860  $      35,592,317  $     514,265,588  $     535,867,222
                                      =================  =================  =================  =================

                                             BHFTII WESTERN ASSET
                                          MANAGEMENT U.S. GOVERNMENT          BLACKROCK GLOBAL ALLOCATION V.I.
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,967,595  $       1,996,600  $         (3,923)  $           (939)
   Net realized gains (losses)......          (544,768)          (214,149)              9,227            (1,689)
   Change in unrealized gains
     (losses) on investments........          (649,450)        (1,988,491)             40,371             13,608
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            773,377          (206,040)             45,675             10,980
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          2,098,063          3,729,668                 --                 --
   Net transfers (including fixed
     account).......................         11,624,638          6,037,912             52,415             26,937
   Contract charges.................          (906,327)          (964,754)                (3)                (3)
   Transfers for Contract benefits
     and terminations...............       (21,317,804)       (20,342,372)          (523,165)            (6,006)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (8,501,430)       (11,539,546)          (470,753)             20,928
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,728,053)       (11,745,586)          (425,078)             31,908
NET ASSETS:
   Beginning of year................        167,406,266        179,151,852            521,354            489,446
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     159,678,213  $     167,406,266  $          96,276  $         521,354
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED             CALVERT VP SRI MID CAP
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         427,146  $        352,364  $        (28,270)  $       (101,540)
   Net realized gains (losses)......          1,402,624         1,912,070             43,582          1,471,575
   Change in unrealized gains
     (losses) on investments........          3,490,565         1,102,605            924,637          (754,187)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          5,320,335         3,367,039            939,949            615,848
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,522,145         1,973,613            270,196            481,152
   Net transfers (including fixed
     account).......................          (613,174)       (1,075,418)            249,644          (698,624)
   Contract charges.................           (20,392)          (21,272)              (862)            (1,267)
   Transfers for Contract benefits
     and terminations...............        (6,924,098)       (4,966,419)        (2,848,236)        (1,866,512)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (6,035,519)       (4,089,496)        (2,329,258)        (2,085,251)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (715,184)         (722,457)        (1,389,309)        (1,469,403)
NET ASSETS:
   Beginning of year................         52,584,587        53,307,044         10,134,827         11,604,230
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      51,869,403  $     52,584,587  $       8,745,518  $      10,134,827
                                      =================  ================  =================  =================


                                         DELAWARE VIP SMALL CAP VALUE
                                                   DIVISION
                                      ------------------------------------
                                            2017              2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              21  $            (61)
   Net realized gains (losses)......              4,018              1,192
   Change in unrealized gains
     (losses) on investments........            (1,043)              4,722
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              2,996              5,853
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              4,828             33,324
   Net transfers (including fixed
     account).......................                658            (2,776)
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (20,955)            (1,918)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (15,469)             28,630
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (12,473)             34,483
NET ASSETS:
   Beginning of year................             34,483                 --
                                      -----------------  -----------------
   End of year......................  $          22,010  $          34,483
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP CONTRAFUND              FIDELITY VIP EQUITY-INCOME
                                                  DIVISION                               DIVISION
                                    -------------------------------------  -------------------------------------
                                          2017                2016                2017                2016
                                    -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (2,290)  $            1,517  $          507,075  $         970,327
   Net realized gains (losses)....            130,198               1,595           2,148,956          4,199,930
   Change in unrealized gains
      (losses) on investments.....             67,138              59,258           6,057,345          6,901,929
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            195,046              62,370           8,713,376         12,072,186
                                    -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             99,714           1,119,566           1,035,049          1,396,420
   Net transfers (including fixed
      account)....................           (24,596)              13,802           (883,859)        (1,162,966)
   Contract charges...............               (29)                (13)            (10,633)           (11,791)
   Transfers for Contract benefits
      and terminations............          (671,037)             (7,012)        (11,275,305)        (9,227,552)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (595,948)           1,126,343        (11,134,748)        (9,005,889)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............          (400,902)           1,188,713         (2,421,372)          3,066,297
NET ASSETS:
   Beginning of year..............          1,206,624              17,911          80,761,382         77,695,085
                                    -----------------  ------------------  ------------------  -----------------
   End of year....................  $         805,722  $        1,206,624  $       78,340,010  $      80,761,382
                                    =================  ==================  ==================  =================

                                          FIDELITY VIP FREEDOM 2020              FIDELITY VIP FREEDOM 2025
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                          2017              2016 (c)              2017             2016 (c)
                                    -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,420  $           14,801  $           (344)  $          13,238
   Net realized gains (losses)....             88,905               2,429            120,259              1,689
   Change in unrealized gains
      (losses) on investments.....            100,067              13,029             67,331             18,121
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            192,392              30,259            187,246             33,048
                                    -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            518,803           1,719,229            359,080          1,427,447
   Net transfers (including fixed
      account)....................           (27,656)            (38,374)            221,347            (6,869)
   Contract charges...............                 --                  --               (15)                 --
   Transfers for Contract benefits
      and terminations............        (1,139,402)                  --        (1,402,284)                 --
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (648,255)           1,680,855          (821,872)          1,420,578
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (455,863)           1,711,114          (634,626)          1,453,626
NET ASSETS:
   Beginning of year..............          1,711,114                  --          1,453,626                 --
                                    -----------------  ------------------  -----------------  -----------------
   End of year....................  $       1,255,251  $        1,711,114  $         819,000  $       1,453,626
                                    =================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                   DIVISION                               DIVISION
                                    --------------------------------------  ------------------------------------
                                           2017              2016 (c)              2017            2016 (c)
                                    ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            2,295  $           18,014  $             612  $           1,281
   Net realized gains (losses)....             264,577               2,335             20,276                427
   Change in unrealized gains
      (losses) on investments.....             341,834              29,909             67,940              4,368
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             608,706              50,258             88,828              6,076
                                    ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........           2,090,378           2,046,134            358,332            189,991
   Net transfers (including fixed
      account)....................             (3,536)            (13,114)            (2,632)           (11,793)
   Contract charges...............                 (3)                  --                (5)                 --
   Transfers for Contract benefits
      and terminations............         (1,756,313)             (1,337)           (94,333)                 --
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             330,526           2,031,683            261,362            178,198
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............             939,232           2,081,941            350,190            184,274
NET ASSETS:
   Beginning of year..............           2,081,941                  --            184,274                 --
                                    ------------------  ------------------  -----------------  -----------------
   End of year....................  $        3,021,173  $        2,081,941  $         534,464  $         184,274
                                    ==================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2050
                                                   DIVISION
                                    --------------------------------------
                                           2017              2016 (c)
                                    ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              422  $              951
   Net realized gains (losses)....              15,025                 462
   Change in unrealized gains
      (losses) on investments.....              27,522               5,707
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              42,969               7,120
                                    ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             172,611             148,581
   Net transfers (including fixed
      account)....................            (18,181)               8,837
   Contract charges...............                  --                  --
   Transfers for Contract benefits
      and terminations............            (91,183)            (17,136)
                                    ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....              63,247             140,282
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets.............             106,216             147,402
NET ASSETS:
   Beginning of year..............             147,402                  --
                                    ------------------  ------------------
   End of year....................  $          253,618  $          147,402
                                    ==================  ==================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP FUNDSMANAGER 50%         FIDELITY VIP FUNDSMANAGER 60%
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,467,365)  $     (2,098,264)  $     (2,575,304)  $     (2,171,595)
   Net realized gains (losses)......          3,985,124          4,256,022         12,885,269         12,893,547
   Change in unrealized gains
     (losses) on investments........         34,017,799          4,791,157         29,289,392        (2,493,364)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         35,535,558          6,948,915         39,599,357          8,228,588
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             72,753            444,788            345,604          2,150,312
   Net transfers (including fixed
     account).......................                 --         14,243,873                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............       (16,483,915)       (15,581,770)       (39,688,857)       (26,318,943)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (16,411,162)          (893,109)       (39,343,253)       (24,168,631)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         19,124,396          6,055,806            256,104       (15,940,043)
NET ASSETS:
   Beginning of year................        296,580,947        290,525,141        286,717,673        302,657,716
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     315,705,343  $     296,580,947  $     286,973,777  $     286,717,673
                                      =================  =================  =================  =================

                                                  FIDELITY VIP
                                             GOVERNMENT MONEY MARKET                 FIDELITY VIP GROWTH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (15,926)  $        (56,471)  $       (678,855)  $       (801,329)
   Net realized gains (losses)......                 --                 --         11,702,690         12,190,827
   Change in unrealized gains
     (losses) on investments........                 --                 --         15,803,560       (11,736,707)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (15,926)           (56,471)         26,827,395          (347,209)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            358,961         13,195,195          1,014,660          1,589,828
   Net transfers (including fixed
     account).......................           (63,710)       (12,231,606)          (658,702)        (3,488,706)
   Contract charges.................                 --                 --            (1,825)            (2,764)
   Transfers for Contract benefits
     and terminations...............        (1,392,372)        (2,865,610)       (12,406,063)        (9,199,470)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,097,121)        (1,902,021)       (12,051,930)       (11,101,112)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,113,047)        (1,958,492)         14,775,465       (11,448,321)
NET ASSETS:
   Beginning of year................          6,122,223          8,080,715         83,862,383         95,310,704
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       5,009,176  $       6,122,223  $      98,637,848  $      83,862,383
                                      =================  =================  =================  =================


                                       FIDELITY VIP INVESTMENT GRADE BOND          FIDELITY VIP MID CAP
                                                    DIVISION                             DIVISION
                                      -----------------------------------  -----------------------------------
                                             2017              2016               2017            2016 (a)
                                      -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         149,417  $        170,815  $         (2,655)  $        (1,186)
   Net realized gains (losses)......             55,597            23,502             43,722               134
   Change in unrealized gains
     (losses) on investments........            167,272           324,341             74,905            47,813
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            372,286           518,658            115,972            46,761
                                      -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            359,045           583,537             46,181           602,766
   Net transfers (including fixed
     account).......................            406,064         (279,070)            (4,218)             1,308
   Contract charges.................              (474)             (562)                (2)                --
   Transfers for Contract benefits
     and terminations...............        (3,261,495)       (2,301,757)          (130,255)           (1,639)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (2,496,860)       (1,997,852)           (88,294)           602,435
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (2,124,574)       (1,479,194)             27,678           649,196
NET ASSETS:
   Beginning of year................         12,364,481        13,843,675            649,196                --
                                      -----------------  ----------------  -----------------  ----------------
   End of year......................  $      10,239,907  $     12,364,481  $         676,874  $        649,196
                                      =================  ================  =================  ================

                                               FTVIPT TEMPLETON
                                            DEVELOPING MARKETS VIP
                                                   DIVISION
                                      -----------------------------------
                                            2017            2016 (a)
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            298  $             281
   Net realized gains (losses)......            38,407              1,507
   Change in unrealized gains
     (losses) on investments........            23,352             18,684
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,057             20,472
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             6,955            212,047
   Net transfers (including fixed
     account).......................            20,568           (11,321)
   Contract charges.................                --                 --
   Transfers for Contract benefits
     and terminations...............         (157,868)                 --
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......         (130,345)            200,726
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............          (68,288)            221,198
NET ASSETS:
   Beginning of year................           221,198                 --
                                      ----------------  -----------------
   End of year......................  $        152,910  $         221,198
                                      ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FTVIPT TEMPLETON FOREIGN VIP             IVY VIP ASSET STRATEGY
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017              2016 (a)             2017              2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              27  $              10  $               9  $            (19)
   Net realized gains (losses)......                209                 16               (67)              (157)
   Change in unrealized gains
     (losses) on investments........                 12                 42                477                 64
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                248                 68                419              (112)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,536              1,447                 --                 --
   Net transfers (including fixed
     account).......................                 --                416                 14                281
   Contract charges.................                (1)                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............            (3,447)              (541)              (256)              (401)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (912)              1,322              (242)              (120)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              (664)              1,390                177              (232)
NET ASSETS:
   Beginning of year................              1,390                 --              2,650              2,882
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $             726  $           1,390  $           2,827  $           2,650
                                      =================  =================  =================  =================

                                                                                           LMPVET
                                           JANUS HENDERSON ENTERPRISE         CLEARBRIDGE VARIABLE APPRECIATION
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017             2016 (a)             2017             2016 (a)
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,501)  $           (579)  $              163  $             263
   Net realized gains (losses)......             26,483                529               1,638                658
   Change in unrealized gains
     (losses) on investments........             20,550              3,210               5,404                542
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             45,532              3,160               7,205              1,463
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             17,548            245,291              10,021             31,526
   Net transfers (including fixed
     account).......................           (10,844)                402               (782)              (870)
   Contract charges.................                 --                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............          (150,208)            (1,089)               (134)                 --
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (143,504)            244,604               9,105             30,656
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (97,972)            247,764              16,310             32,119
NET ASSETS:
   Beginning of year................            247,764                 --              32,119                 --
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $         149,792  $         247,764  $           48,429  $          32,119
                                      =================  =================  ==================  =================

                                               LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                           VARIABLE DIVIDEND STRATEGY             VARIABLE LARGE CAP GROWTH
                                                    DIVISION                              DIVISION
                                      -------------------------------------  ------------------------------------
                                             2017             2016 (a)             2017              2016 (a)
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             404  $              632  $         (3,878)  $             256
   Net realized gains (losses)......                962                  11             41,524             51,392
   Change in unrealized gains
     (losses) on investments........              9,356               4,421             83,444           (25,223)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             10,722               5,064            121,090             26,425
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,658              59,736             92,127            671,030
   Net transfers (including fixed
     account).......................           (10,215)               1,636            (1,137)                 42
   Contract charges.................                 --                  --                 --                 --
   Transfers for Contract benefits
     and terminations...............                (2)                 (3)          (396,623)            (3,966)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            (7,559)              61,369          (305,633)            667,106
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              3,163              66,433          (184,543)            693,531
NET ASSETS:
   Beginning of year................             66,433                  --            693,531                 --
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $          69,596  $           66,433  $         508,988  $         693,531
                                      =================  ==================  =================  =================

                                               LMPVET CLEARBRIDGE
                                            VARIABLE SMALL CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                             2017            2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (292)  $           (142)
   Net realized gains (losses)......              3,756                875
   Change in unrealized gains
     (losses) on investments........              3,359              1,875
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              6,823              2,608
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,472             38,048
   Net transfers (including fixed
     account).......................                677                587
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (23,739)               (37)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (20,590)             38,598
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (13,767)             41,206
NET ASSETS:
   Beginning of year................             41,206                 --
                                      -----------------  -----------------
   End of year......................  $          27,439  $          41,206
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                                  OPPENHEIMER
                                                                                                                    GLOBAL
                                                                                   MORGAN STANLEY             MULTI-ALTERNATIVES
                                      LMPVIT WESTERN ASSET CORE PLUS          VIF GLOBAL INFRASTRUCTURE             FUND/VA
                                                 DIVISION                             DIVISION                     DIVISION
                                    -----------------------------------  -----------------------------------  ------------------
                                          2017             2016 (a)            2017               2016             2017 (d)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,569  $          2,795  $            578  $             278   $            (78)
   Net realized gains (losses)....              (476)              (54)             2,991              (974)                  --
   Change in unrealized gains
     (losses) on investments......              3,912           (5,731)             3,316              6,900                (97)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              7,005           (2,990)             6,885              6,204               (175)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             42,729           173,678                --              7,105                  --
   Net transfers (including fixed
     account).....................             13,534           (3,551)             6,491            (2,927)              15,885
   Contract charges...............                 --                --              (26)               (18)                 (3)
   Transfers for Contract benefits
     and terminations.............          (123,779)           (1,811)           (1,590)           (18,480)                 (2)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           (67,516)           168,316             4,875           (14,320)              15,880
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets.............           (60,511)           165,326            11,760            (8,116)              15,705
NET ASSETS:
   Beginning of year..............            165,326                --            49,884             58,000                  --
                                    -----------------  ----------------  ----------------  -----------------   -----------------
   End of year....................  $         104,815  $        165,326  $         61,644  $          49,884   $          15,705
                                    =================  ================  ================  =================   =================



                                                 PIMCO VIT                           PIMCO VIT
                                       COMMODITYREALRETURN STRATEGY            EMERGING MARKETS BOND
                                                 DIVISION                            DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,716  $          (258)  $           2,431  $           3,757
   Net realized gains (losses)....           (2,033)           (1,894)                499            (3,352)
   Change in unrealized gains
     (losses) on investments......           (1,763)             7,512              2,731              4,131
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               920             5,360              5,661              4,536
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             4,208                 --              7,049
   Net transfers (including fixed
     account).....................            11,449             (601)           (16,605)              6,927
   Contract charges...............              (12)              (11)               (16)               (10)
   Transfers for Contract benefits
     and terminations.............          (11,873)           (3,430)            (1,341)            (2,938)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             (436)               166           (17,962)             11,028
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............               484             5,526           (12,301)             15,564
NET ASSETS:
   Beginning of year..............            49,401            43,875             83,339             67,775
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $         49,885  $         49,401  $          71,038  $          83,339
                                    ================  ================  =================  =================



                                                                                  TAP 1919 VARIABLE
                                       PIMCO VIT UNCONSTRAINED BOND         SOCIALLY RESPONSIVE BALANCED
                                                 DIVISION                             DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017               2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             57  $             41  $              88  $              30
   Net realized gains (losses)....               193             (570)              1,910                438
   Change in unrealized gains
     (losses) on investments......             3,635             3,819                981              (238)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,885             3,290              2,979                230
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             1,966             14,689              5,295
   Net transfers (including fixed
     account).....................             8,643            45,786              3,804                 61
   Contract charges...............              (10)              (12)                (1)                (1)
   Transfers for Contract benefits
     and terminations.............           (3,338)           (2,546)            (4,947)               (95)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             5,295            45,194             13,545              5,260
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............             9,180            48,484             16,524              5,490
NET ASSETS:
   Beginning of year..............           111,866            63,382              7,602              2,112
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        121,046  $        111,866  $          24,126  $           7,602
                                    ================  ================  =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Divisions (the prospectus and the Contract may refer to a Division as an "Investment Division"), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVIT")
Calvert Variable Series, Inc. ("Calvert")                    Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")        Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust           ("Oppenheimer VA")
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.


2.  LIST OF DIVISIONS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2017:

American Funds Bond Division                               BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds Global Growth Division                      BHFTI Brighthouse Balanced Plus Division
American Funds Global Small Capitalization Division (a)    BHFTI Brighthouse Small Cap Value Division
American Funds Growth Division                             BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds Growth-Income Division                        Equity Division (a)
BHFTI AB Global Dynamic Allocation Division                BHFTI Brighthouse/Artisan International Division
BHFTI Allianz Global Investors Dynamic Multi-Asset         BHFTI Brighthouse/Eaton Vance Floating Rate
   Plus Division                                             Division
BHFTI American Funds Balanced Allocation Division (a)      BHFTI Brighthouse/Franklin Low Duration Total
BHFTI American Funds Growth Allocation Division (a)          Return Division
BHFTI American Funds Growth Division                       BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds Moderate Allocation Division (a)        Division
BHFTI AQR Global Risk Balanced Division                    BHFTI Brighthouse/Wellington Large Cap Research
BHFTI BlackRock Global Tactical Strategies Division          Division (a)
BHFTI BlackRock High Yield Division (a)                    BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF DIVISIONS -- (CONCLUDED)


BHFTI ClearBridge Aggressive Growth Division (a)           BHFTII MetLife Stock Index Division (a)
BHFTI Harris Oakmark International Division (a)            BHFTII MFS Total Return Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MFS Value Division (a)
BHFTI Invesco Comstock Division                            BHFTII MFS Value II Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII VanEck Global Natural Resources Division
BHFTI Loomis Sayles Global Markets Division                BHFTII Western Asset Management Strategic Bond
BHFTI MetLife Multi-Index Targeted Risk Division             Opportunities Division (a)
BHFTI MFS Research International Division (a)              BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Division (a)             Division (a)
BHFTI Oppenheimer Global Equity Division (a)               BlackRock Global Allocation V.I. Division
BHFTI PanAgora Global Diversified Risk Division            Calvert VP SRI Balanced Division
BHFTI PIMCO Inflation Protected Bond Division (a)          Calvert VP SRI Mid Cap Division
BHFTI PIMCO Total Return Division (a)                      Delaware VIP Small Cap Value Division
BHFTI Pyramis Government Income Division                   Fidelity VIP Contrafund Division
BHFTI Schroders Global Multi-Asset Division                Fidelity VIP Equity-Income Division
BHFTI Schroders Global Multi-Asset II Division             Fidelity VIP Freedom 2020 Division
BHFTI SSGA Growth and Income ETF Division (a)              Fidelity VIP Freedom 2025 Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity VIP Freedom 2030 Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity VIP Freedom 2040 Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity VIP Freedom 2050 Division
BHFTI TCW Core Fixed Income Division                       Fidelity VIP FundsManager 50% Division
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity VIP FundsManager 60% Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity VIP Government Money Market Division
   Division                                                Fidelity VIP Growth Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity VIP Investment Grade Bond Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity VIP Mid Cap Division
BHFTII BlackRock Capital Appreciation Division (a)         FTVIPT Templeton Developing Markets VIP Division
BHFTII BlackRock Ultra-Short Term Bond Division (a)        FTVIPT Templeton Foreign VIP Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        Janus Henderson Enterprise Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse Asset Allocation 80 Division (a)        LMPVET ClearBridge Variable Dividend Strategy
BHFTII Brighthouse/Artisan Mid Cap Value Division (a)        Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Large Cap Growth
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Small Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVIT Western Asset Core Plus Division
BHFTII Frontier Mid Cap Growth Division (a)                Morgan Stanley VIF Global Infrastructure Division
BHFTII Jennison Growth Division (a)                        Oppenheimer Global Multi-Alternatives Fund/VA
BHFTII Loomis Sayles Small Cap Core Division (a)             Division (b)
BHFTII Loomis Sayles Small Cap Growth Division (a)         PIMCO VIT CommodityRealReturn Strategy Division
BHFTII MetLife Aggregate Bond Index Division (a)           PIMCO VIT Emerging Markets Bond Division
BHFTII MetLife Mid Cap Stock Index Division (a)            PIMCO VIT Unconstrained Bond Division
BHFTII MetLife MSCI EAFE Index Division (a)                TAP 1919 Variable Socially Responsive Balanced Division
BHFTII MetLife Russell 2000 Index Division (a)

(a) This Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Division began operations during the year ended December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Division ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT Division
VanEck VIP Long/Short Equity Index Division

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2017:

TRUST NAME CHANGES:

Former Trust                                                New Trust

Met Investors Series Trust (MIST)                           Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                              Brighthouse Funds Trust II (BHFTII)
The Universal Institutional Funds, Inc.                     Morgan Stanley Variable Insurance Fund, Inc.

NAME CHANGES:

Former Name                                               New Name

(BHFTI) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                            Portfolio
(BHFTI) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(BHFTI) Pyramis Managed Risk Portfolio                    (BHFTI) Schroeders Global Multi-Asset II Portfolio
(BHFTII) BlackRock Large Cap Value Portfolio              (BHFTII) MFS Value II Portfolio
Calvert VP SRI Mid Cap Growth Portfolio                   Calvert VP SRI Mid Cap Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Artisan International Portfolio                (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Franklin Low Duration Total Return             (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                Return Portfolio
(MIST) Met/Templeton International Bond Portfolio         (BHFTI) Brighthouse/Templeton International Bond
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                    (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                 (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company         (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE(R) Index Portfolio                        (BHFTII) MetLife MSCI EAFE(R) Index Portfolio
(MSF) Russell 2000(R) Index Portfolio                     (BHFTII) MetLife Russell 2000(R) Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio          (BHFTII) VanEck Global Natural Resources Portfolio

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the Annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than your initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a Contract year or, for certain contracts.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2017 and 2016.


6.  CHANGE IN PRESENTATION


The following Divisions (Variable B Division and Variable C Division) only invest in BHFTI Brighthouse Wellington Large Cap Research Division. Previously, the financial information of Variable B Division and Variable C Division were presented separately. Financial information of Variable B Division and Variable C Division are now presented in the financial results of the BHFTI Brighthouse Wellington Large Cap Research Division.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                     AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------    --------------    --------------    --------------
     American Funds Bond Division..............................      8,301,426        91,152,370         8,906,830        12,743,111
     American Funds Global Growth Division.....................         12,359           305,092            65,149           355,521
     American Funds Global Small Capitalization Division.......     20,289,038       419,649,551         4,225,504        71,337,252
     American Funds Growth Division............................     13,854,502       814,546,907       111,390,880       155,045,334
     American Funds Growth-Income Division.....................     17,015,828       662,025,785        69,278,091       124,666,475
     BHFTI AB Global Dynamic Allocation Division...............    130,254,278     1,349,159,609        24,187,721       166,858,076
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
        Division...............................................      6,688,052        70,682,652         4,357,166         9,012,075
     BHFTI American Funds Balanced Allocation Division.........     86,825,603       812,343,268        75,909,976        92,049,079
     BHFTI American Funds Growth Allocation Division...........     46,740,190       409,740,229        51,499,045        48,663,712
     BHFTI American Funds Growth Division......................     35,386,361       323,358,191        44,071,547        73,262,109
     BHFTI American Funds Moderate Allocation Division.........     92,461,077       866,859,580        67,035,382       119,295,249
     BHFTI AQR Global Risk Balanced Division...................    131,874,603     1,393,941,577        80,955,560       147,002,222
     BHFTI BlackRock Global Tactical Strategies Division.......    187,228,875     1,860,362,801        38,409,188       211,649,927
     BHFTI BlackRock High Yield Division.......................         53,311           402,350           164,592            89,756
     BHFTI Brighthouse Asset Allocation 100 Division...........     18,714,759       213,489,976        26,356,608        28,895,806
     BHFTI Brighthouse Balanced Plus Division..................    324,889,777     3,441,080,385       266,681,508       254,646,331
     BHFTI Brighthouse Small Cap Value Division................      1,175,255        17,289,316         2,225,505         2,415,873
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Division...............................................      5,165,664        50,018,322         2,884,742         9,406,930
     BHFTI Brighthouse/Artisan International Division..........            251             2,509               163               708
     BHFTI Brighthouse/Eaton Vance Floating Rate Division......      2,884,680        29,671,626         7,173,848         3,973,400
     BHFTI Brighthouse/Franklin Low Duration Total Return
        Division...............................................      8,783,065        86,537,629        13,605,498        11,574,134
     BHFTI Brighthouse/Templeton International Bond Division...        747,974         8,408,290           540,436           891,379
     BHFTI Brighthouse/Wellington Large Cap Research
        Division...............................................     47,845,660       537,882,166        37,304,462        89,129,190
     BHFTI Clarion Global Real Estate Division.................     17,606,184       219,435,151        11,880,346        28,397,480
     BHFTI ClearBridge Aggressive Growth Division..............     31,952,931       413,184,915        13,544,728        88,139,463
     BHFTI Harris Oakmark International Division...............     33,413,753       471,177,586        20,104,115        92,667,594
     BHFTI Invesco Balanced-Risk Allocation Division...........     54,139,215       554,934,538        82,530,968        51,936,484
     BHFTI Invesco Comstock Division...........................          2,944            42,886            39,343            10,543
     BHFTI Invesco Small Cap Growth Division...................      3,876,458        54,986,901         9,771,601        10,959,108
     BHFTI JPMorgan Core Bond Division.........................      9,307,218        97,299,460         6,475,642         8,908,693
     BHFTI JPMorgan Global Active Allocation Division..........     69,155,773       757,241,781        22,164,427        79,334,147
     BHFTI JPMorgan Small Cap Value Division...................      1,413,793        21,189,878         3,053,478         4,220,978
     BHFTI Loomis Sayles Global Markets Division...............      6,920,606        93,550,821         6,114,264        22,852,063
     BHFTI MetLife Multi-Index Targeted Risk Division..........     72,865,348       846,047,309        46,648,532        76,317,433
     BHFTI MFS Research International Division.................     15,923,782       176,833,140         7,114,168        35,509,658
     BHFTI Morgan Stanley Mid Cap Growth Division..............     17,012,494       186,626,092        12,279,816        45,055,152
     BHFTI Oppenheimer Global Equity Division..................     10,856,639       174,171,065         9,454,993        47,185,780
     BHFTI PanAgora Global Diversified Risk Division...........      8,209,365        86,382,550        21,673,634        16,935,089
     BHFTI PIMCO Inflation Protected Bond Division.............     43,153,253       469,689,656        20,936,841        38,907,765
     BHFTI PIMCO Total Return Division.........................     79,783,938       937,818,373        42,250,836        80,015,704
     BHFTI Pyramis Government Income Division..................     43,481,999       469,084,559        15,364,122        70,534,744
     BHFTI Schroders Global Multi-Asset Division...............     43,799,685       485,559,958        16,336,707        48,053,370
     BHFTI Schroders Global Multi-Asset II Division............     32,747,512       362,654,057        19,180,795        29,468,404
     BHFTI SSGA Growth and Income ETF Division.................     70,008,959       767,214,929        28,839,428       125,487,676
     BHFTI SSGA Growth ETF Division............................     12,287,750       136,203,113         9,573,545        19,977,975
     BHFTI T. Rowe Price Large Cap Value Division..............         16,460           546,914           193,931            82,873
     BHFTI T. Rowe Price Mid Cap Growth Division...............     45,255,177       433,123,131        55,295,554        65,270,205
     BHFTI TCW Core Fixed Income Division......................         25,065           255,791            29,878            95,879
     BHFTI Victory Sycamore Mid Cap Value Division.............     20,592,908       358,591,025        11,559,196        53,699,728
     BHFTI Wells Capital Management Mid Cap Value Division.....         27,054           319,847            18,930            31,432
     BHFTII Baillie Gifford International Stock Division.......     10,488,701       112,706,411         3,742,670        22,275,026

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     BHFTII BlackRock Bond Income Division.....................      4,314,455       460,423,296       29,356,175         48,142,760
     BHFTII BlackRock Capital Appreciation Division............      4,460,830       125,174,272       11,277,392         32,481,009
     BHFTII BlackRock Ultra-Short Term Bond Division...........        560,284        56,072,865       12,365,662         16,400,562
     BHFTII Brighthouse Asset Allocation 20 Division...........     37,438,698       409,956,277       24,509,515         74,249,282
     BHFTII Brighthouse Asset Allocation 40 Division...........     97,721,687     1,075,108,344       68,438,547        184,616,525
     BHFTII Brighthouse Asset Allocation 60 Division...........    310,511,372     3,436,623,917      240,497,010        506,034,142
     BHFTII Brighthouse Asset Allocation 80 Division...........    136,308,558     1,577,478,005      146,181,148        218,916,254
     BHFTII Brighthouse/Artisan Mid Cap Value Division.........        892,605       192,435,810        6,171,405         38,636,490
     BHFTII Brighthouse/Dimensional International Small
       Company Division........................................        630,481         8,792,980        1,482,866          2,009,390
     BHFTII Brighthouse/Wellington Balanced Division...........     29,962,192       512,753,862       29,862,558         66,678,743
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Division..................................     17,848,583       523,556,295       31,469,347         84,687,098
     BHFTII Frontier Mid Cap Growth Division...................     13,453,235       352,675,905       15,225,835         59,575,606
     BHFTII Jennison Growth Division...........................     12,203,243       162,450,479       28,698,171         36,898,281
     BHFTII Loomis Sayles Small Cap Core Division..............        659,209       153,669,597       19,115,390         27,840,549
     BHFTII Loomis Sayles Small Cap Growth Division............      3,786,109        45,078,816        7,429,666         10,988,114
     BHFTII MetLife Aggregate Bond Index Division..............    105,191,745     1,137,660,056       75,233,955        100,040,194
     BHFTII MetLife Mid Cap Stock Index Division...............     28,977,413       421,534,202       54,351,509         72,240,125
     BHFTII MetLife MSCI EAFE Index Division...................     36,629,857       429,348,692       19,496,486         84,466,016
     BHFTII MetLife Russell 2000 Index Division................     17,265,446       257,241,032       35,167,191         47,398,059
     BHFTII MetLife Stock Index Division.......................     60,783,781     2,000,152,329      158,852,044        399,397,809
     BHFTII MFS Total Return Division..........................        827,654       120,675,456       15,721,237         22,735,347
     BHFTII MFS Value Division.................................     31,783,692       465,383,226       48,342,587         74,261,354
     BHFTII MFS Value II Division..............................     27,169,515       265,660,156       18,618,361         38,378,129
     BHFTII Neuberger Berman Genesis Division..................     13,996,222       217,705,946       29,872,813         40,804,666
     BHFTII T. Rowe Price Large Cap Growth Division............     24,366,421       462,301,533       60,007,107         67,745,124
     BHFTII T. Rowe Price Small Cap Growth Division............     19,636,718       335,987,609       41,947,390         50,365,437
     BHFTII Van Eck Global Natural Resources Division..........      3,479,913        40,899,464        6,265,590          4,815,634
     BHFTII Western Asset Management Strategic Bond
       Opportunities Division..................................     37,159,410       477,271,414       30,123,062         72,624,375
     BHFTII Western Asset Management U.S. Government
       Division................................................     13,766,158       165,159,478       13,282,991         19,816,827
     BlackRock Global Allocation V.I. Division.................          6,488            94,584           54,936            528,507
     Calvert VP SRI Balanced Division..........................     23,259,823        44,626,507        2,619,473          7,703,828
     Calvert VP SRI Mid Cap Division...........................        273,639         8,147,972          517,094          2,874,621
     Delaware VIP Small Cap Value Division.....................            515            18,331            9,562             23,696
     Fidelity VIP Contrafund Division..........................         21,747           680,698          158,505            695,596
     Fidelity VIP Equity-Income Division.......................      3,279,197        71,619,582        3,688,332         12,668,659
     Fidelity VIP Freedom 2020 Division........................         90,047         1,142,155          534,808          1,132,076
     Fidelity VIP Freedom 2025 Division........................         56,327           733,549          603,047          1,387,821
     Fidelity VIP Freedom 2030 Division........................        206,930         2,649,430        2,164,924          1,702,066
     Fidelity VIP Freedom 2040 Division........................         24,687           462,156          377,139            102,279
     Fidelity VIP Freedom 2050 Division........................         13,060           220,390          186,101            114,828
     Fidelity VIP FundsManager 50% Division....................     23,350,987       276,881,040        6,497,258         23,470,031
     Fidelity VIP FundsManager 60% Division....................     22,957,902       234,641,926        9,100,653         44,949,037
     Fidelity VIP Government Money Market Division.............      5,009,176         5,009,177        1,845,117          2,958,164
     Fidelity VIP Growth Division..............................      1,332,044        58,548,003        8,000,908         13,964,262
     Fidelity VIP Investment Grade Bond Division...............        799,993        10,263,981          987,973          3,281,245
     Fidelity VIP Mid Cap Division.............................         17,911           554,157           73,565            134,207
     FTVIPT Templeton Developing Markets VIP Division..........         14,947           110,874           41,670            171,718
     FTVIPT Templeton Foreign VIP Division.....................             47               674            2,573              3,457
     Ivy VIP Asset Strategy Division...........................            302             3,069              115                347
     Janus Henderson Enterprise Division.......................          2,247           126,033           26,533            162,108
     LMPVET ClearBridge Variable Appreciation Division.........          1,154            42,484           11,747                918

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     LMPVET ClearBridge Variable Dividend Strategy
       Division.................................................          3,487           55,820             4,227            11,383
     LMPVET ClearBridge Variable Large Cap Growth
       Division.................................................         20,665          450,768           121,953           403,536
     LMPVET ClearBridge Variable Small Cap Growth
       Division.................................................          1,058           22,207             5,602            25,929
     LMPVIT Western Asset Core Plus Division....................         18,166          106,635            60,787           124,734
     Morgan Stanley VIF Global Infrastructure Division..........          7,853           62,057            18,369             9,834
     Oppenheimer Global Multi-Alternatives Fund/VA
       Division (a).............................................          1,601           15,807            15,913               106
     PIMCO VIT CommodityRealReturn Strategy Division............          7,007           54,650            20,930            16,652
     PIMCO VIT Emerging Markets Bond Division...................          5,406           69,131            18,388            33,919
     PIMCO VIT Unconstrained Bond Division......................         11,485          115,762            10,890             5,537
     TAP 1919 Variable Socially Responsive Balanced Division....            865           23,643            20,553             5,103

(a)  For the period April 28, 2017 to December 31, 2017.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         AMERICAN FUNDS                  AMERICAN FUNDS
                                        AMERICAN FUNDS BOND               GLOBAL GROWTH            GLOBAL SMALL CAPITALIZATION
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017         2016 (a)          2017            2016
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      5,189,712       5,343,073        124,565              --      12,941,976      14,155,887
Units issued and transferred
   from other funding options....        765,011       1,067,373         15,891         128,623         650,457       1,217,864
Units redeemed and transferred to
   other funding options.........    (1,070,541)     (1,220,734)       (75,828)         (4,058)     (2,175,079)     (2,431,775)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      4,884,182       5,189,712         64,628         124,565      11,417,354      12,941,976
                                   =============  ==============  =============  ==============  ==============  ==============


                                                                           AMERICAN FUNDS                  BHFTI AB GLOBAL
                                       AMERICAN FUNDS GROWTH                GROWTH-INCOME                DYNAMIC ALLOCATION
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,811,794       4,232,055       4,507,518       4,944,457     127,172,700     130,172,083
Units issued and transferred
   from other funding options....         204,460         288,897         232,771         397,936       2,114,307       8,951,455
Units redeemed and transferred to
   other funding options.........       (651,425)       (709,158)       (781,458)       (834,875)    (13,096,869)    (11,950,838)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,364,829       3,811,794       3,958,831       4,507,518     116,190,138     127,172,700
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                    BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                       DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                               DIVISION                        DIVISION                       DIVISION
                                   --------------------------------  -----------------------------  ------------------------------
                                         2017            2016             2017            2016           2017            2016
                                    --------------  --------------   --------------  -------------  --------------  --------------

Units beginning of year..........       72,586,643      56,051,809       62,532,762     62,147,594      30,410,462      31,243,407
Units issued and transferred
   from other funding options....        6,240,343      25,986,665        4,094,865      6,902,314       2,567,687       3,539,074
Units redeemed and transferred to
   other funding options.........     (10,691,348)     (9,451,831)      (8,542,066)    (6,517,146)     (4,221,120)     (4,372,019)
                                    --------------  --------------   --------------  -------------  --------------  --------------
Units end of year................       68,135,638      72,586,643       58,085,561     62,532,762      28,757,029      30,410,462
                                    ==============  ==============   ==============  =============  ==============  ==============


                                          BHFTI AMERICAN                 BHFTI AMERICAN                    BHFTI AQR
                                           FUNDS GROWTH             FUNDS MODERATE ALLOCATION        GLOBAL RISK BALANCED
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     23,833,859      25,483,182      70,805,087     73,866,251     115,858,295     126,093,556
Units issued and transferred
   from other funding options....      1,155,011       2,394,214       2,514,467      5,455,439       2,731,189       4,757,578
Units redeemed and transferred to
   other funding options.........    (4,885,604)     (4,043,537)     (9,756,104)    (8,516,603)    (14,354,979)    (14,992,839)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     20,103,266      23,833,859      63,563,450     70,805,087     104,234,505     115,858,295
                                   =============  ==============  ==============  =============  ==============  ==============

                                           BHFTI BLACKROCK                                                BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     166,138,266     172,629,165          35,582          13,360      11,416,804      11,824,914
Units issued and transferred
   from other funding options....       2,583,581       9,764,784          13,749          26,711       1,016,487       1,315,216
Units redeemed and transferred to
   other funding options.........    (17,281,168)    (16,255,683)        (15,716)         (4,489)     (1,645,582)     (1,723,326)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     151,440,679     166,138,266          33,615          35,582      10,787,709      11,416,804
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                 SMALL CAP VALUE              EMERGING MARKETS EQUITY
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     267,191,129     269,246,848         648,258         655,473       5,375,922       5,630,392
Units issued and transferred
   from other funding options....      14,067,221      23,974,902          84,989         116,671         650,264       1,039,366
Units redeemed and transferred to
   other funding options.........    (26,775,890)    (26,030,621)       (121,782)       (123,886)     (1,244,323)     (1,293,836)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     254,482,460     267,191,129         611,465         648,258       4,781,863       5,375,922
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTI BRIGHTHOUSE/ARTISAN        BHFTI BRIGHTHOUSE/EATON      BHFTI BRIGHTHOUSE/FRANKLIN
                                            INTERNATIONAL                VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             313             308       2,268,533       1,831,052       8,173,168       8,644,210
Units issued and transferred
   from other funding options....              15              53         698,790         860,509       2,165,265       1,957,332
Units redeemed and transferred to
   other funding options.........            (72)            (48)       (478,175)       (423,028)     (1,977,409)     (2,428,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             256             313       2,489,148       2,268,533       8,361,024       8,173,168
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                    BHFTI BRIGHTHOUSE/TEMPLETON    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION
                                        INTERNATIONAL BOND              LARGE CAP RESEARCH               GLOBAL REAL ESTATE
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (b)          2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         610,154         611,605      12,937,320      14,241,297      12,014,777      12,591,472
Units issued and transferred
   from other funding options....          76,636         100,772         333,691         529,530       1,068,135       1,659,527
Units redeemed and transferred to
   other funding options.........        (96,994)       (102,223)     (1,758,073)     (1,833,507)     (2,207,560)     (2,236,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         589,796         610,154      11,512,938      12,937,320      10,875,352      12,014,777
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTI CLEARBRIDGE             BHFTI HARRIS OAKMARK                BHFTI INVESCO
                                          AGGRESSIVE GROWTH                 INTERNATIONAL             BALANCED-RISK ALLOCATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      34,182,457      38,732,875      19,261,195      20,998,453     454,902,610     436,683,517
Units issued and transferred
   from other funding options....       2,400,788       4,237,249       1,630,199       2,786,258      59,335,497      73,116,622
Units redeemed and transferred to
   other funding options.........     (6,833,280)     (8,787,667)     (4,087,509)     (4,523,516)    (68,549,368)    (54,897,529)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      29,749,965      34,182,457      16,803,885      19,261,195     445,688,739     454,902,610
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                            BHFTI INVESCO
                                       BHFTI INVESCO COMSTOCK             SMALL CAP GROWTH            BHFTI JPMORGAN CORE BOND
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........           7,061             549       1,830,196       1,959,481       8,737,449       8,785,778
Units issued and transferred
   from other funding options....          10,322           6,845         228,994         409,910       1,370,016       1,878,876
Units redeemed and transferred to
   other funding options.........         (7,004)           (333)       (443,306)       (539,195)     (1,685,504)     (1,927,205)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          10,379           7,061       1,615,884       1,830,196       8,421,961       8,737,449
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                          BHFTI JPMORGAN                  BHFTI JPMORGAN               BHFTI LOOMIS SAYLES
                                     GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE                GLOBAL MARKETS
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........    658,264,125     631,444,568       1,149,179       1,050,675      6,761,244       6,737,799
Units issued and transferred
   from other funding options....     25,194,411      98,187,704         197,683         354,143        592,870       1,475,089
Units redeemed and transferred to
   other funding options.........   (76,822,208)    (71,368,147)       (310,228)       (255,639)    (1,473,325)     (1,451,644)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................    606,636,328     658,264,125       1,036,634       1,149,179      5,880,789       6,761,244
                                   =============  ==============  ==============  ==============  =============  ==============


                                           BHFTI METLIFE                    BHFTI MFS                BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL             MID CAP GROWTH
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017            2016
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........     733,282,833    650,031,968      13,120,940     14,035,549      14,691,729     15,711,674
Units issued and transferred
   from other funding options....      42,539,347    167,934,726         700,417      1,326,847       1,352,701      1,343,773
Units redeemed and transferred to
   other funding options.........    (86,134,445)   (84,683,861)     (2,487,814)    (2,241,456)     (2,664,118)    (2,363,718)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................     689,687,735    733,282,833      11,333,543     13,120,940      13,380,312     14,691,729
                                   ==============  =============  ==============  =============  ==============  =============

                                         BHFTI OPPENHEIMER               BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY             GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017            2016           2017           2016            2017            2016
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........      16,415,762     15,876,834      74,593,960     27,943,566      29,444,296      31,458,298
Units issued and transferred
   from other funding options....       3,138,908      4,038,270      28,348,135     58,667,086       3,946,131       3,756,976
Units redeemed and transferred to
   other funding options.........     (3,778,596)    (3,499,342)    (22,166,429)   (12,016,692)     (5,244,717)     (5,770,978)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................      15,776,074     16,415,762      80,775,666     74,593,960      28,145,710      29,444,296
                                   ==============  =============  ==============  =============  ==============  ==============


                                                                            BHFTI PYRAMIS                 BHFTI SCHRODERS
                                      BHFTI PIMCO TOTAL RETURN            GOVERNMENT INCOME             GLOBAL MULTI-ASSET
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      52,424,443      56,338,885      47,006,535      46,949,292    424,763,788     411,432,972
Units issued and transferred
   from other funding options....       5,919,475       6,625,280       2,754,429       8,526,954     17,227,523      57,575,146
Units redeemed and transferred to
   other funding options.........     (8,902,148)    (10,539,722)     (8,195,216)     (8,469,711)   (46,732,899)    (44,244,330)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      49,441,770      52,424,443      41,565,748      47,006,535    395,258,412     424,763,788
                                   ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTI SCHRODERS                  BHFTI SSGA
                                       GLOBAL MULTI-ASSET II          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........     32,392,292      27,478,865      55,792,678     59,547,628      9,414,590      10,147,586
Units issued and transferred
   from other funding options....      3,474,394       8,463,714       1,427,147      2,970,647        542,921         857,054
Units redeemed and transferred to
   other funding options.........    (4,262,918)     (3,550,287)     (8,025,972)    (6,725,597)    (1,332,783)     (1,590,050)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................     31,603,768      32,392,292      49,193,853     55,792,678      8,624,728       9,414,590
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE                 BHFTI TCW
                                          LARGE CAP VALUE                 MID CAP GROWTH                CORE FIXED INCOME
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017            2016           2017            2016            2017           2016
                                   --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year..........          22,303          1,871      23,983,678      25,470,150          31,998          2,096
Units issued and transferred
   from other funding options....           5,544         22,825       2,390,090       4,072,706           2,533         31,829
Units redeemed and transferred to
   other funding options.........         (4,751)        (2,393)     (4,605,277)     (5,559,178)         (9,257)        (1,927)
                                   --------------  -------------  --------------  --------------  --------------  -------------
Units end of year................          23,096         22,303      21,768,491      23,983,678          25,274         31,998
                                   ==============  =============  ==============  ==============  ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL            BHFTII BAILLIE GIFFORD
                                           MID CAP VALUE            MANAGEMENT MID CAP VALUE            INTERNATIONAL STOCK
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      11,613,954     12,869,603          13,137           7,543       8,556,834       9,402,801
Units issued and transferred
   from other funding options....         891,549      1,089,141             616           7,290         443,472         625,397
Units redeemed and transferred to
   other funding options.........     (1,998,089)    (2,344,790)         (1,072)         (1,696)     (1,544,217)     (1,471,364)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      10,507,414     11,613,954          12,681          13,137       7,456,089       8,556,834
                                   ==============  =============  ==============  ==============  ==============  ==============


                                              BHFTII                      BHFTII BLACKROCK                BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME            CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      10,189,467      10,737,933       5,990,155       6,648,572       4,242,132       5,220,428
Units issued and transferred
   from other funding options....       1,020,199       1,358,738         454,381         658,813       1,384,500       1,527,728
Units redeemed and transferred to
   other funding options.........     (1,714,576)     (1,907,204)     (1,129,948)     (1,317,230)     (1,549,276)     (2,506,024)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       9,495,090      10,189,467       5,314,588       5,990,155       4,077,356       4,242,132
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                         ASSET ALLOCATION 20             ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      30,580,692      33,195,826      78,507,145      85,328,132     240,019,648      257,093,725
Units issued and transferred
   from other funding options....       1,605,137       2,795,983       2,846,825       5,134,614       6,884,662       13,720,821
Units redeemed and transferred to
   other funding options.........     (5,553,189)     (5,411,117)    (13,266,553)    (11,955,601)    (33,031,946)     (30,794,898)
                                   --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year................      26,632,640      30,580,692      68,087,417      78,507,145     213,872,364      240,019,648
                                   ==============  ==============  ==============  ==============  ==============  ===============


                                                                                                               BHFTII
                                        BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN         BRIGHTHOUSE/DIMENSIONAL
                                        ASSET ALLOCATION 80                MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     108,427,987     116,127,054       5,613,562       5,928,571         396,617         383,113
Units issued and transferred
   from other funding options....       4,160,601       6,923,061         354,635         789,304          57,886         101,878
Units redeemed and transferred to
   other funding options.........    (14,349,439)    (14,622,128)     (1,084,007)     (1,104,313)       (100,857)        (88,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      98,239,149     108,427,987       4,884,190       5,613,562         353,646         396,617
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                   BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON              BHFTII
                                             BALANCED                 CORE EQUITY OPPORTUNITIES        FRONTIER MID CAP GROWTH
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2017            2016            2017            2016             2017            2016
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........      11,309,419      12,350,663      12,871,913      14,083,686        7,660,214       8,386,483
Units issued and transferred
   from other funding options....         355,054         473,788         440,785         978,018          287,763         387,278
Units redeemed and transferred to
   other funding options.........     (1,327,911)     (1,515,032)     (2,056,457)     (2,189,791)      (1,026,134)     (1,113,547)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................      10,336,562      11,309,419      11,256,241      12,871,913        6,921,843       7,660,214
                                   ==============  ==============  ==============  ==============   ==============  ==============


                                                                      BHFTII LOOMIS SAYLES             BHFTII LOOMIS SAYLES
                                      BHFTII JENNISON GROWTH             SMALL CAP CORE                  SMALL CAP GROWTH
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     16,378,562      17,957,908       4,342,911       4,874,168       2,721,567       3,053,307
Units issued and transferred
   from other funding options....      2,774,059       3,428,660         309,418         305,770         350,340         337,655
Units redeemed and transferred to
   other funding options.........    (4,205,793)     (5,008,006)       (789,629)       (837,027)       (603,440)       (669,395)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     14,946,828      16,378,562       3,862,700       4,342,911       2,468,467       2,721,567
                                   =============  ==============  ==============  ==============  ==============  ==============

                                      BHFTII METLIFE AGGREGATE             BHFTII METLIFE                  BHFTII METLIFE
                                             BOND INDEX                  MID CAP STOCK INDEX               MSCI EAFE INDEX
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      67,082,177      68,245,879      17,710,513      19,052,817      34,611,269      34,877,903
Units issued and transferred
   from other funding options....       8,681,776      11,328,739       1,661,104       2,351,053       2,000,862       4,902,732
Units redeemed and transferred to
   other funding options.........    (11,189,082)    (12,492,441)     (3,305,652)     (3,693,357)     (6,483,069)     (5,169,366)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      64,574,871      67,082,177      16,065,965      17,710,513      30,129,062      34,611,269
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTII METLIFE
                                        RUSSELL 2000 INDEX          BHFTII METLIFE STOCK INDEX       BHFTII MFS TOTAL RETURN
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017           2016            2017            2016            2017           2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........     11,262,895      12,012,694      41,650,103      45,195,410      4,213,037       4,556,651
Units issued and transferred
   from other funding options....      1,402,837       1,834,646       2,270,070       3,517,849        249,028         425,147
Units redeemed and transferred to
   other funding options.........    (2,205,881)     (2,584,445)     (6,614,116)     (7,063,156)      (683,699)       (768,761)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................     10,459,851      11,262,895      37,306,057      41,650,103      3,778,366       4,213,037
                                   =============  ==============  ==============  ==============  =============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                              BHFTII
                                          BHFTII MFS VALUE               BHFTII MFS VALUE II         NEUBERGER BERMAN GENESIS
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      23,336,266      24,529,013      13,722,798      14,658,312     11,028,717      12,205,331
Units issued and transferred
   from other funding options....       1,568,234       3,264,340       1,798,783       2,417,659        563,212         671,353
Units redeemed and transferred to
   other funding options.........     (4,227,162)     (4,457,087)     (2,939,365)     (3,353,173)    (1,763,910)     (1,847,967)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      20,677,338      23,336,266      12,582,216      13,722,798      9,828,019      11,028,717
                                   ==============  ==============  ==============  ==============  =============  ==============


                                        BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE               BHFTII VAN ECK
                                          LARGE CAP GROWTH               SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES
                                              DIVISION                       DIVISION                        DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      20,326,210      20,053,722      11,498,401     12,314,868       2,736,220       3,453,656
Units issued and transferred
   from other funding options....       2,808,055       5,112,945       1,160,544      1,695,965         871,443         620,109
Units redeemed and transferred to
   other funding options.........     (4,136,197)     (4,840,457)     (1,943,592)    (2,512,432)       (685,733)     (1,337,545)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      18,998,068      20,326,210      10,715,353     11,498,401       2,921,930       2,736,220
                                   ==============  ==============  ==============  =============  ==============  ==============

                                         BHFTII WESTERN ASSET             BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND               MANAGEMENT                       BLACKROCK
                                             OPPORTUNITIES                   U.S. GOVERNMENT             GLOBAL ALLOCATION V.I.
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017            2016             2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........       17,633,082        7,434,184       9,582,786      10,199,735          25,590          24,602
Units issued and transferred
   from other funding options....        1,548,493       13,465,277       1,247,608       1,413,965           2,408           1,300
Units redeemed and transferred to
   other funding options.........      (3,327,493)      (3,266,379)     (1,808,411)     (2,030,914)        (23,810)           (312)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................       15,854,082       17,633,082       9,021,983       9,582,786           4,188          25,590
                                   ===============  ===============  ==============  ==============  ==============  ==============




                                       CALVERT VP SRI BALANCED         CALVERT VP SRI MID CAP      DELAWARE VIP SMALL CAP VALUE
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,327,240       1,430,108         186,977         227,418          25,822              --
Units issued and transferred
   from other funding options....          62,878          83,745          12,518          11,183           6,250          31,874
Units redeemed and transferred to
   other funding options.........       (203,658)       (186,613)        (53,621)        (51,624)        (17,230)         (6,052)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,186,460       1,327,240         145,874         186,977          14,842          25,822
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                       FIDELITY VIP CONTRAFUND         FIDELITY VIP EQUITY-INCOME
                                              DIVISION                          DIVISION
                                   -------------------------------  --------------------------------
                                        2017            2016              2017            2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........         161,557            2,695        2,327,096        2,619,253
Units issued and transferred
   from other funding options....          14,938          160,291           56,808           65,982
Units redeemed and transferred to
   other funding options.........        (86,831)          (1,429)        (335,539)        (358,139)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................          89,664          161,557        2,048,365        2,327,096
                                   ==============  ===============  ===============  ===============


                                      FIDELITY VIP FREEDOM 2020        FIDELITY VIP FREEDOM 2025        FIDELITY VIP FREEDOM 2030
                                              DIVISION                         DIVISION                         DIVISION
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017          2016 (c)           2017          2016 (c)          2017           2016 (c)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           98,961              --           79,781              --          115,111              --
Units issued and transferred
   from other funding options....           28,432         101,889           30,413          80,161          112,071         115,936
Units redeemed and transferred to
   other funding options.........         (64,387)         (2,928)         (71,616)           (380)         (87,533)           (825)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................           63,006          98,961           38,578          79,781          139,649         115,111
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       FIDELITY VIP FREEDOM 2040
                                               DIVISION
                                   --------------------------------
                                        2017            2016 (c)
                                   ---------------  ---------------

Units beginning of year..........            7,760               --
Units issued and transferred
   from other funding options....           14,593            8,269
Units redeemed and transferred to
   other funding options.........          (3,934)            (509)
                                   ---------------  ---------------
Units end of year................           18,419            7,760
                                   ===============  ===============

                                                                              FIDELITY VIP                    FIDELITY VIP
                                       FIDELITY VIP FREEDOM 2050            FUNDSMANAGER 50%                FUNDSMANAGER 60%
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017          2016 (c)           2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........            6,075               --      22,355,817      22,380,417      22,614,243      24,528,850
Units issued and transferred
   from other funding options....            7,180            7,018          86,412       1,194,730          26,377         183,635
Units redeemed and transferred to
   other funding options.........          (4,702)            (943)     (1,242,071)     (1,219,330)     (2,912,441)     (2,098,242)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................            8,553            6,075      21,200,158      22,355,817      19,728,179      22,614,243
                                   ===============  ===============  ==============  ==============  ==============  ==============


                                            FIDELITY VIP                                                   FIDELITY VIP
                                       GOVERNMENT MONEY MARKET           FIDELITY VIP GROWTH           INVESTMENT GRADE BOND
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         379,214         554,548       1,115,679       1,266,107         365,398         424,477
Units issued and transferred
   from other funding options....         130,667       1,494,955          34,152          36,633          34,876          45,073
Units redeemed and transferred to
   other funding options.........       (198,769)     (1,670,289)       (169,563)       (187,061)       (107,154)       (104,152)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         311,112         379,214         980,268       1,115,679         293,120         365,398
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                       FIDELITY VIP MID CAP           DEVELOPING MARKETS VIP                FOREIGN VIP
                                             DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          92,941              --         168,845              --             353              --
Units issued and transferred
   from other funding options....           6,610          93,268          25,811         183,316             616             494
Units redeemed and transferred to
   other funding options.........        (18,433)           (327)       (110,778)        (14,471)           (810)           (141)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          81,118          92,941          83,878         168,845             159             353
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                         LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY        JANUS HENDERSON ENTERPRISE         VARIABLE APPRECIATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             183             191          31,893              --           5,096              --
Units issued and transferred
   from other funding options....               5              27           2,537          32,704           1,552           5,238
Units redeemed and transferred to
   other funding options.........            (21)            (35)        (19,121)           (811)           (162)           (142)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             167             183          15,309          31,893           6,486           5,096
                                   ==============  ==============  ==============  ==============  ==============  ==============



                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH       VARIABLE SMALL CAP GROWTH
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          52,618              --         224,143              --          12,622              --
Units issued and transferred
   from other funding options....           3,419          52,618          31,352         229,023           1,436          12,728
Units redeemed and transferred to
   other funding options.........         (9,366)              --       (123,428)         (4,880)         (7,233)           (106)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          46,671          52,618         132,067         224,143           6,825          12,622
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                      OPPENHEIMER
                                                                                                     GLOBAL MULTI-
                                               LMPVIT                      MORGAN STANLEY            ALTERNATIVES
                                       WESTERN ASSET CORE PLUS        VIF GLOBAL INFRASTRUCTURE         FUND/VA
                                              DIVISION                        DIVISION                 DIVISION
                                   -------------------------------  ------------------------------  --------------
                                         2017          2016 (a)          2017            2016          2017 (d)
                                   ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........           51,470              --           4,158           5,480              --
Units issued and transferred
   from other funding options....           19,420          54,795           1,158           1,637           1,578
Units redeemed and transferred to
   other funding options.........         (39,754)         (3,325)           (694)         (2,959)              --
                                   ---------------  --------------  --------------  --------------  --------------
Units end of year................           31,136          51,470           4,622           4,158           1,578
                                   ===============  ==============  ==============  ==============  ==============

                                        PIMCO VIT COMMODITY                 PIMCO VIT                      PIMCO VIT
                                        REALRETURN STRATEGY           EMERGING MARKETS BOND           UNCONSTRAINED BOND
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........          6,890           6,911           8,142          7,377         11,278           6,574
Units issued and transferred
   from other funding options....          2,358           1,305           1,408         11,712            936           6,685
Units redeemed and transferred to
   other funding options.........        (2,331)         (1,326)         (3,129)       (10,947)          (398)         (1,981)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................          6,917           6,890           6,421          8,142         11,816          11,278
                                   =============  ==============  ==============  =============  =============  ==============


                                         TAP 1919 VARIABLE
                                   SOCIALLY RESPONSIVE BALANCED
                                             DIVISION
                                   -----------------------------
                                        2017           2016
                                   --------------  -------------

Units beginning of year..........           1,649            501
Units issued and transferred
   from other funding options....           3,765          1,175
Units redeemed and transferred to
   other funding options.........           (984)           (27)
                                   --------------  -------------
Units end of year................           4,430          1,649
                                   ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2017:

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  American Funds Bond Division     2017     4,884,182     1.03 - 21.56      88,742,232
                                   2016     5,189,712     1.01 - 20.94      92,324,388
                                   2015     5,343,073     0.99 - 20.47      93,643,199
                                   2014     5,917,641    14.68 - 20.55     105,024,754
                                   2013     6,618,957    14.30 - 19.64     113,016,439

  American Funds Global Growth     2017        64,628             5.78         373,749
     Division                      2016       124,565             4.44         552,875
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017    11,417,354     4.37 - 51.69     501,546,451
     Capitalization Division       2016    12,941,976     3.53 - 41.36     458,931,633
                                   2015    14,155,887     3.51 - 40.82     497,974,630
                                   2014    15,709,137     3.56 - 41.02     552,526,997
                                   2013    16,907,172     3.54 - 40.47     588,501,415

  American Funds Growth            2017     3,364,829    1.82 - 424.27   1,071,645,690
     Division                      2016     3,811,794    1.44 - 333.19     963,320,699
                                   2015     4,232,055    1.35 - 306.61     997,764,490
                                   2014     4,789,973    1.28 - 289.09   1,071,813,826
                                   2013     5,377,037    1.20 - 268.43   1,121,813,455

  American Funds                   2017     3,958,831   20.90 - 278.86     845,856,636
     Growth-Income Division        2016     4,507,518   17.35 - 229.57     798,505,698
                                   2015     4,944,457   15.81 - 207.40     797,586,116
                                   2014     5,420,861   15.84 - 205.97     871,662,648
                                   2013     5,897,170   14.54 - 187.57     866,506,820

  BHFTI AB Global Dynamic          2017   116,190,138    13.28 - 14.20   1,634,691,183
     Allocation Division           2016   127,172,700    11.94 - 12.64   1,594,255,019
                                   2015   130,172,083    11.77 - 12.33   1,594,775,590
                                   2014   131,033,623    11.93 - 12.37   1,616,024,275
                                   2013   133,911,328    11.35 - 11.66   1,557,670,400

  BHFTI Allianz Global             2017    68,135,638      1.14 - 1.17      79,721,572
     Investors Dynamic             2016    72,586,643      1.01 - 1.03      74,463,734
     Multi-Asset Plus Division     2015    56,051,809      1.01 - 1.02      57,080,060
     (Commenced 4/28/2014)         2014    11,555,790             1.04      12,033,381

  BHFTI American Funds             2017    58,085,561     1.59 - 17.34     919,484,643
     Balanced Allocation Division  2016    62,532,762     1.38 - 14.89     854,544,975
                                   2015    62,147,594     1.29 - 13.87     802,015,862
                                   2014    62,423,987     1.32 - 14.01     823,208,734
                                   2013    63,540,868     1.26 - 13.26     799,895,152

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  American Funds Bond Division     2017      1.88         0.50 - 2.15           1.31 - 3.00
                                   2016      1.67         0.50 - 2.15           0.60 - 2.28
                                   2015      1.62         0.50 - 2.30       (2.01) - (0.37)
                                   2014      1.87         0.50 - 2.55           2.63 - 4.60
                                   2013      1.73         0.65 - 2.55       (4.62) - (2.79)

  American Funds Global Growth     2017      0.53                0.90                 30.30
     Division                      2016      1.37                0.90                (0.28)
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017      0.43         0.50 - 2.50         22.80 - 25.08
     Capitalization Division       2016      0.24         0.50 - 2.50         (0.42) - 1.44
                                   2015        --         0.50 - 2.55       (6.41) - (0.38)
                                   2014      0.12         0.50 - 2.55         (0.45) - 1.46
                                   2013      0.87         0.65 - 2.55         25.05 - 27.45

  American Funds Growth            2017      0.49         0.50 - 2.35         25.32 - 27.34
     Division                      2016      0.76         0.50 - 2.35           6.95 - 8.67
                                   2015      0.58         0.50 - 2.35           4.38 - 6.17
                                   2014      0.77         0.50 - 2.55           5.78 - 7.81
                                   2013      0.92         0.65 - 2.55         18.89 - 29.26

  American Funds                   2017      1.36         0.50 - 2.35         19.55 - 21.47
     Growth-Income Division        2016      1.46         0.50 - 2.35          8.88 - 10.69
                                   2015      1.28         0.50 - 2.55         (1.10) - 0.80
                                   2014      1.27         0.50 - 2.55           7.85 - 9.92
                                   2013      1.34         0.65 - 2.55         30.14 - 32.64

  BHFTI AB Global Dynamic          2017      1.48         1.10 - 2.10         11.26 - 12.38
     Allocation Division           2016      1.59         1.10 - 2.10           1.44 - 2.46
                                   2015      3.26         1.10 - 2.10       (1.51) - (0.52)
                                   2014      1.94         1.15 - 2.15           5.06 - 6.12
                                   2013      1.24         1.15 - 2.15           8.78 - 9.88

  BHFTI Allianz Global             2017      1.51         1.15 - 2.00         13.21 - 14.17
     Investors Dynamic             2016      0.05         1.15 - 2.00         (0.02) - 0.83
     Multi-Asset Plus Division     2015      1.82         1.15 - 2.00       (2.94) - (2.12)
     (Commenced 4/28/2014)         2014      0.87         1.15 - 2.15           3.84 - 4.55

  BHFTI American Funds             2017      1.49         0.50 - 2.10         14.44 - 16.44
     Balanced Allocation Division  2016      1.62         0.50 - 2.10           5.57 - 7.34
                                   2015      1.39         0.50 - 2.10       (2.77) - (0.97)
                                   2014      1.26         0.50 - 2.30           3.64 - 5.70
                                   2013      1.35         0.50 - 2.30         15.84 - 18.14

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds Growth        2017    28,757,029     1.67 - 17.99     479,556,343
     Allocation Division             2016    30,410,462     1.44 - 14.90     423,353,677
                                     2015    31,243,407     1.33 - 13.75     404,659,720
                                     2014    32,454,186    12.33 - 13.92     428,719,024
                                     2013    33,203,104    11.86 - 13.15     417,519,485

  BHFTI American Funds Growth        2017    20,103,266     2.01 - 20.37     395,973,373
     Division                        2016    23,833,859     1.59 - 16.08     371,921,161
                                     2015    25,483,182     1.47 - 14.88     369,229,553
                                     2014    27,479,262    12.93 - 13.92     379,282,255
                                     2013    28,606,942    12.22 - 13.01     369,736,899

  BHFTI American Funds               2017    63,563,450     1.55 - 16.10     949,575,557
     Moderate Allocation Division    2016    70,805,087     1.38 - 14.32     943,720,963
                                     2015    73,866,251    11.89 - 13.45     936,586,101
                                     2014    76,352,619    12.07 - 13.62     987,325,915
                                     2013    78,734,890    11.64 - 12.90     971,848,247

  BHFTI AQR Global Risk              2017   104,234,505    10.64 - 11.96   1,234,346,275
     Balanced Division               2016   115,858,295     9.81 - 11.01   1,265,046,973
                                     2015   126,093,556     9.12 - 10.21   1,279,345,923
                                     2014   138,096,106    10.21 - 11.40   1,568,831,639
                                     2013   152,729,567    10.79 - 11.09   1,689,296,732

  BHFTI BlackRock Global             2017   151,440,679    12.70 - 13.53   2,029,561,004
     Tactical Strategies Division    2016   166,138,266    11.44 - 12.07   1,989,443,856
                                     2015   172,629,165    11.18 - 11.69   2,004,095,320
                                     2014   173,246,218    11.38 - 11.81   2,038,618,922
                                     2013   177,074,342    10.98 - 11.28   1,991,834,922

  BHFTI BlackRock High Yield         2017        33,615     3.33 - 31.86         413,602
     Division                        2016        35,582     3.12 - 29.89         331,029
     (Commenced 12/13/2013           2015        13,360     2.76 - 26.52         172,276
     and began transactions in 2014) 2014         5,135     2.90 - 27.94          15,808

  BHFTI Brighthouse Asset            2017    10,787,709     2.14 - 40.84     248,628,040
     Allocation 100 Division         2016    11,416,804     1.76 - 33.59     218,682,416
                                     2015    11,824,914     1.63 - 31.18     214,215,734
                                     2014    12,211,757     1.68 - 32.14     230,931,939
                                     2013    12,315,616    14.47 - 30.96     228,507,697

  BHFTI Brighthouse Balanced         2017   254,482,460    14.31 - 15.35   3,869,437,236
     Plus Division                   2016   267,191,129    12.36 - 13.12   3,476,074,955
                                     2015   269,246,848    11.65 - 12.24   3,272,800,741
                                     2014   257,684,739    12.41 - 12.88   3,306,532,931
                                     2013   232,765,795    11.57 - 11.88   2,758,152,662

  BHFTI Brighthouse Small Cap        2017       611,465     3.49 - 37.18      19,791,285
     Value Division                  2016       648,258     3.15 - 33.45      18,727,164
                                     2015       655,473    22.19 - 25.61      15,330,460
                                     2014       671,658    23.82 - 27.21      16,801,002
                                     2013       677,162    23.78 - 26.89      16,848,467



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI American Funds Growth        2017      1.24         0.50 - 2.15        18.77 - 20.74
     Allocation Division             2016      1.31         0.50 - 2.15          6.64 - 8.42
                                     2015      1.31         0.50 - 2.30      (3.01) - (1.25)
                                     2014      1.02         0.50 - 2.30          3.97 - 5.86
                                     2013      0.99         0.50 - 2.30        22.26 - 24.48

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.25        25.06 - 26.70
     Division                        2016      0.30         0.95 - 2.25          6.67 - 8.07
                                     2015      0.87         0.95 - 2.25          1.83 - 5.33
                                     2014      0.55         1.15 - 2.25          0.53 - 6.95
                                     2013      0.44         1.15 - 2.25        26.90 - 28.30

  BHFTI American Funds               2017      1.77         0.50 - 2.10        10.62 - 12.40
     Moderate Allocation Division    2016      1.91         0.50 - 2.10          4.79 - 6.48
                                     2015      1.49         0.50 - 2.10      (2.79) - (1.22)
                                     2014      1.45         0.50 - 2.30          3.68 - 5.57
                                     2013      1.64         0.50 - 2.30        10.94 - 12.95

  BHFTI AQR Global Risk              2017      1.71         1.10 - 2.10          7.53 - 8.60
     Balanced Division               2016        --         1.10 - 2.15          6.64 - 7.77
                                     2015      5.49         1.10 - 2.15     (11.50) - (4.32)
                                     2014        --         1.15 - 2.15          1.79 - 2.81
                                     2013      2.07         1.15 - 2.15      (5.45) - (4.50)

  BHFTI BlackRock Global             2017      0.67         1.10 - 2.05        11.02 - 12.07
     Tactical Strategies Division    2016      1.45         1.10 - 2.05          2.31 - 3.29
                                     2015      1.53         1.10 - 2.05      (2.14) - (1.20)
                                     2014      1.12         1.15 - 2.15          3.66 - 4.70
                                     2013      1.33         1.15 - 2.15          7.96 - 9.05

  BHFTI BlackRock High Yield         2017      5.40         0.90 - 1.60          6.05 - 7.10
     Division                        2016      5.83         0.90 - 1.60        12.17 - 13.24
     (Commenced 12/13/2013           2015      5.69         1.10 - 1.60      (5.57) - (4.84)
     and began transactions in 2014) 2014        --         0.90 - 1.15        (1.82) - 2.48

  BHFTI Brighthouse Asset            2017      1.34         0.50 - 2.05        20.45 - 22.32
     Allocation 100 Division         2016      2.39         0.50 - 2.05          6.77 - 8.43
                                     2015      1.40         0.50 - 2.05      (4.00) - (2.50)
                                     2014      0.81         0.50 - 2.05          2.96 - 4.56
                                     2013      0.59         0.50 - 2.30        16.29 - 28.86

  BHFTI Brighthouse Balanced         2017      1.55         1.10 - 2.15        15.82 - 17.04
     Plus Division                   2016      2.87         1.10 - 2.15          6.06 - 7.18
                                     2015      2.09         1.10 - 2.15      (6.13) - (5.14)
                                     2014      1.73         1.15 - 2.15          7.32 - 8.39
                                     2013      1.12         1.15 - 2.15        11.93 - 13.05

  BHFTI Brighthouse Small Cap        2017      0.91         0.50 - 1.55         9.99 - 11.14
     Value Division                  2016      1.05         0.50 - 1.55        29.24 - 30.60
                                     2015      0.09         0.50 - 1.55      (6.86) - (5.88)
                                     2014      0.04         0.50 - 1.55          0.15 - 1.21
                                     2013      0.94         0.50 - 1.55        30.41 - 31.79



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI Brighthouse/Aberdeen       2017     4,781,863      1.32 - 12.72      58,423,937
     Emerging Markets Equity       2016     5,375,922      1.03 - 10.01      51,521,589
     Division                      2015     5,630,392       7.99 - 9.06      49,518,855
                                   2014     5,102,751      1.09 - 10.43      52,734,725
                                   2013     4,752,160     10.37 - 11.29      53,202,058

  BHFTI Brighthouse/Artisan        2017           256             10.98           2,810
     International Division        2016           313              8.47           2,647
     (Commenced 11/19/2014 and     2015           308              9.46           2,913
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017     2,489,148     11.34 - 12.20      29,625,659
     Vance Floating Rate Division  2016     2,268,533     11.17 - 11.90      26,476,747
                                   2015     1,831,052     10.43 - 11.01      19,924,175
                                   2014     1,809,222     10.74 - 11.20      20,128,137
                                   2013     1,555,867     10.88 - 11.25      17,414,855

  BHFTI Brighthouse/Franklin       2017     8,361,024      9.56 - 10.57      83,966,094
     Low Duration Total Return     2016     8,173,168      9.63 - 10.48      82,027,391
     Division                      2015     8,644,210      9.52 - 10.22      85,200,113
                                   2014     9,626,185      9.76 - 10.33      96,688,495
                                   2013     7,621,281      9.86 - 10.27      76,708,364

  BHFTI Brighthouse/Templeton      2017       589,796     11.83 - 12.96       7,449,814
     International Bond Division   2016       610,154     12.06 - 13.07       7,790,764
                                   2015       611,605     12.19 - 13.08       7,837,819
                                   2014       617,146     12.98 - 13.62       8,355,488
                                   2013       656,394     13.09 - 13.62       8,897,037

  BHFTI                            2017    11,512,938     2.28 - 455.44     764,291,187
     Brighthouse/Wellington    2016 (a)    12,937,320     1.89 - 372.76     703,695,885
     Large Cap Research        2015 (a)    14,241,297    10.89 - 343.28     724,175,878
     Division                  2014 (a)    15,681,974    10.57 - 327.95     776,280,727
                               2013 (a)    17,016,773     9.43 - 288.01     755,010,557

  BHFTI Clarion Global Real        2017    10,875,352      2.13 - 22.47     218,280,039
     Estate Division               2016    12,014,777      1.94 - 20.39     220,012,334
                                   2015    12,591,472      1.94 - 20.32     233,288,277
                                   2014    13,729,569      1.98 - 20.71     260,956,015
                                   2013    14,902,299      2.97 - 18.38     253,186,000

  BHFTI ClearBridge                2017    29,749,965     1.75 - 392.14     575,606,365
     Aggressive Growth Division    2016    34,182,457     1.49 - 332.84     556,843,925
                                   2015    38,732,875     1.47 - 325.77     615,095,439
                                   2014    40,881,802     1.55 - 341.18     672,850,047
                                   2013    13,366,239      1.32 - 21.07     170,478,449

  BHFTI Harris Oakmark             2017    16,803,885      3.29 - 38.42     554,231,973
     International Division        2016    19,261,195      2.55 - 29.60     494,276,831
                                   2015    20,998,453      2.38 - 27.50     503,695,677
                                   2014    21,821,539      2.51 - 28.95     553,476,475
                                   2013    22,039,138      2.82 - 30.88     597,907,512



                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  BHFTI Brighthouse/Aberdeen       2017      1.09          0.90 - 2.25       25.48 - 27.44
     Emerging Markets Equity       2016      0.97          0.90 - 2.25        9.02 - 10.83
     Division                      2015      1.79          0.95 - 2.25    (15.73) - (2.68)
                                   2014      0.84          0.90 - 2.25     (8.60) - (7.07)
                                   2013      1.05          1.15 - 2.25     (7.10) - (6.07)

  BHFTI Brighthouse/Artisan        2017      1.08                 1.35               29.58
     International Division        2016      0.90                 1.35             (10.49)
     (Commenced 11/19/2014 and     2015      0.74                 1.35              (4.78)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017      3.78          1.10 - 2.05         1.58 - 2.55
     Vance Floating Rate Division  2016      3.80          1.10 - 2.05         7.05 - 8.07
                                   2015      3.48          1.10 - 2.05     (2.85) - (1.92)
                                   2014      3.50          1.15 - 2.05     (1.31) - (0.42)
                                   2013      3.11          1.15 - 2.05         1.73 - 2.65

  BHFTI Brighthouse/Franklin       2017      1.43          0.50 - 2.00       (0.67) - 0.83
     Low Duration Total Return     2016      2.92          0.50 - 2.00         1.09 - 2.62
     Division                      2015      3.05          0.50 - 2.00     (2.59) - (0.89)
                                   2014      2.12          0.50 - 2.05       (0.99) - 0.55
                                   2013      0.94          0.50 - 2.05       (0.89) - 0.66

  BHFTI Brighthouse/Templeton      2017        --          0.95 - 2.00     (1.84) - (0.80)
     International Bond Division   2016        --          0.95 - 2.00     (1.12) - (0.08)
                                   2015      8.18          0.95 - 2.00       (6.06) - 0.75
                                   2014      4.57          1.15 - 2.00     (2.25) - (0.02)
                                   2013      1.97          1.15 - 2.00     (0.96) - (0.12)

  BHFTI                            2017      1.05          0.00 - 2.50       19.14 - 22.18
     Brighthouse/Wellington    2016 (a)      2.40          0.00 - 2.50         5.78 - 8.59
     Large Cap Research        2015 (a)      0.91        (0.08) - 2.50         2.09 - 4.67
     Division                  2014 (a)      0.91        (0.08) - 2.50       10.89 - 13.87
                               2013 (a)      1.40          0.42 - 2.22       31.42 - 34.60

  BHFTI Clarion Global Real        2017      3.47          0.50 - 2.25        8.29 - 10.26
     Estate Division               2016      2.09          0.50 - 2.25       (1.37) - 0.50
                                   2015      3.83          0.50 - 2.25       (3.60) - 3.43
                                   2014      1.60          0.50 - 2.30        1.06 - 12.94
                                   2013      6.76          0.50 - 2.30         1.19 - 3.09

  BHFTI ClearBridge                2017      0.75          0.50 - 2.25       15.78 - 17.93
     Aggressive Growth Division    2016      0.43          0.50 - 2.25         0.40 - 2.32
                                   2015      0.25          0.50 - 2.25     (6.17) - (4.43)
                                   2014      0.07          0.50 - 2.30        1.57 - 18.35
                                   2013      0.25          0.95 - 2.30       13.14 - 44.54

  BHFTI Harris Oakmark             2017      1.64          0.50 - 2.25       27.54 - 29.94
     International Division        2016      2.14          0.50 - 2.25         5.77 - 7.73
                                   2015      3.00          0.50 - 2.25     (6.65) - (3.85)
                                   2014      2.40          0.50 - 2.30     (7.93) - (6.13)
                                   2013      2.49          0.50 - 2.30       27.52 - 29.96



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  BHFTI Invesco Balanced-Risk    2017   445,688,739       1.19 - 1.25     556,009,732
     Allocation Division         2016   454,902,610       1.10 - 1.15     522,371,527
                                 2015   436,683,517      1.01 - 10.52     454,441,516
                                 2014   416,774,221       1.08 - 1.10     458,464,882
                                 2013   411,037,657       1.04 - 1.06     433,699,152

  BHFTI Invesco Comstock         2017        10,379      1.45 - 21.80          47,958
     Division                    2016         7,061      1.24 - 18.67          14,408
     (Commenced 12/13/2013 and   2015           549     15.67 - 16.10           8,672
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017     1,615,884      3.53 - 40.53      56,474,486
     Growth Division             2016     1,830,196      2.85 - 32.50      51,145,397
                                 2015     1,959,481      2.60 - 29.31      50,546,958
                                 2014     2,037,765      2.68 - 29.97      54,115,294
                                 2013     2,095,080      2.52 - 27.91      52,424,234

  BHFTI JPMorgan Core Bond       2017     8,421,961     10.01 - 11.54      95,678,197
     Division                    2016     8,737,449      9.84 - 11.30      97,321,513
                                 2015     8,785,778      9.78 - 11.19      97,049,152
                                 2014     8,518,360     10.46 - 11.26      94,969,104
                                 2013     8,259,461     10.18 - 10.84      88,832,323

  BHFTI JPMorgan Global          2017   606,636,328      1.35 - 14.32     861,680,922
     Active Allocation Division  2016   658,264,125      1.18 - 12.41     811,489,227
                                 2015   631,444,568      1.18 - 12.19     765,909,740
                                 2014   549,720,767       1.19 - 1.22     669,115,337
                                 2013   480,114,419       1.14 - 1.15     553,137,848

  BHFTI JPMorgan Small Cap       2017     1,036,634      2.62 - 24.78      24,628,939
     Value Division              2016     1,149,179      2.55 - 24.25      26,497,515
                                 2015     1,050,675      1.97 - 18.69      19,373,472
                                 2014     1,047,237     18.72 - 20.42      21,130,600
                                 2013     1,010,455     18.31 - 19.79      19,791,903

  BHFTI Loomis Sayles Global     2017     5,880,789      1.85 - 22.30     124,432,486
     Markets Division            2016     6,761,244      1.53 - 18.33     117,860,066
                                 2015     6,737,799      1.48 - 17.69     114,155,824
                                 2014     7,240,094      1.48 - 17.59     122,949,006
                                 2013     7,711,782      1.44 - 17.20     128,415,699

  BHFTI MetLife Multi-Index      2017   689,687,735      1.34 - 14.11     966,194,514
     Targeted Risk Division      2016   733,282,833      1.18 - 12.35     900,136,783
                                 2015   650,031,968      1.16 - 11.96     774,094,507
                                 2014   412,273,295       1.20 - 1.22     503,156,737
                                 2013   231,254,962       1.12 - 1.13     261,549,603

  BHFTI MFS Research             2017    11,333,543      1.94 - 22.16     202,267,389
     International Division      2016    13,120,940      1.53 - 17.41     185,265,721
                                 2015    14,035,549      1.57 - 17.69     201,136,412
                                 2014    15,153,081      1.62 - 18.13     221,624,094
                                 2013    16,065,546      1.76 - 19.62     252,471,398



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI Invesco Balanced-Risk    2017      3.73          1.15 - 2.10         7.72 - 8.75
     Allocation Division         2016      0.15          1.15 - 2.10        9.40 - 10.44
                                 2015      2.77          1.10 - 2.10     (6.20) - (5.25)
                                 2014        --          1.15 - 2.10         3.39 - 4.37
                                 2013        --          1.15 - 2.10       (0.26) - 0.70

  BHFTI Invesco Comstock         2017      2.63          0.90 - 1.35       16.44 - 16.97
     Division                    2016      2.45          0.90 - 1.35       15.73 - 16.25
     (Commenced 12/13/2013 and   2015      1.42          1.10 - 1.35     (7.23) - (7.00)
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017        --          0.50 - 2.15       22.78 - 24.71
     Growth Division             2016        --          0.50 - 2.25        8.96 - 10.88
                                 2015        --          0.50 - 2.25     (3.90) - (2.20)
                                 2014        --          0.50 - 2.30         5.46 - 7.37
                                 2013      0.24          0.50 - 2.30       36.99 - 39.48

  BHFTI JPMorgan Core Bond       2017      2.47          1.10 - 2.05         1.22 - 2.18
     Division                    2016      2.82          1.10 - 2.25       (0.04) - 1.11
                                 2015      2.31          1.10 - 2.25     (1.75) - (0.62)
                                 2014      1.47          1.15 - 2.25         2.75 - 3.89
                                 2013      0.27          1.15 - 2.25     (4.89) - (3.86)

  BHFTI JPMorgan Global          2017      2.54          1.10 - 2.10       14.24 - 15.38
     Active Allocation Division  2016      2.12          1.10 - 2.10         0.76 - 1.78
                                 2015      2.69          1.10 - 2.10     (1.20) - (0.21)
                                 2014      1.11          1.15 - 2.10         4.75 - 5.75
                                 2013      0.07          1.15 - 2.10         8.68 - 9.72

  BHFTI JPMorgan Small Cap       2017      1.13          0.90 - 2.05         1.22 - 2.70
     Value Division              2016      1.60          0.90 - 2.05       27.86 - 29.68
                                 2015      1.12          0.90 - 2.05     (9.31) - (8.08)
                                 2014      0.86          1.15 - 2.05         2.25 - 3.18
                                 2013      0.48          1.15 - 2.05       30.21 - 31.38

  BHFTI Loomis Sayles Global     2017      1.39          0.50 - 2.25       20.24 - 22.36
     Markets Division            2016      1.68          0.50 - 2.25         2.45 - 4.25
                                 2015      1.58          0.50 - 2.25       (1.02) - 0.72
                                 2014      2.10          0.50 - 2.25         1.17 - 2.95
                                 2013      0.72          0.50 - 2.25       10.52 - 15.79

  BHFTI MetLife Multi-Index      2017      1.47          0.90 - 2.10       13.15 - 14.51
     Targeted Risk Division      2016      1.32          0.90 - 2.10         2.19 - 3.43
                                 2015      1.20          1.10 - 2.10     (3.26) - (2.29)
                                 2014        --          1.15 - 2.10         6.99 - 8.01
                                 2013      0.56          1.15 - 2.10       10.60 - 11.65

  BHFTI MFS Research             2017      1.80          0.50 - 2.15       25.62 - 27.52
     International Division      2016      2.07          0.50 - 2.15     (2.89) - (1.37)
                                 2015      2.78          0.50 - 2.15     (3.85) - (2.26)
                                 2014      2.29          0.50 - 2.15     (8.84) - (7.41)
                                 2013      2.62          0.50 - 2.30       16.55 - 18.66



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Morgan Stanley Mid      2017    13,380,312     2.38 - 28.42     339,623,699
     Cap Growth Division        2016    14,691,729     1.72 - 20.41     269,357,054
                                2015    15,711,674     1.91 - 22.41     318,386,768
                                2014    17,054,063     2.04 - 23.71     367,615,842
                                2013    18,525,106     2.04 - 23.59     399,201,501

  BHFTI Oppenheimer Global      2017    15,776,074     1.44 - 40.36     282,853,081
     Equity Division            2016    16,415,762     1.07 - 29.72     240,714,689
                                2015    15,876,834     1.08 - 29.85     268,477,388
                                2014    14,055,032     1.17 - 28.93     271,471,540
                                2013    13,534,026     1.16 - 28.50     284,310,727

  BHFTI PanAgora Global         2017    80,775,666      1.15 - 1.19      95,392,815
     Diversified Risk Division  2016    74,593,960      1.04 - 1.06      79,219,064
     (Commenced 4/28/2014)      2015    27,943,566      0.96 - 0.97      27,029,557
                                2014     6,388,541      1.03 - 1.04       6,621,678

  BHFTI PIMCO Inflation         2017    28,145,710     1.02 - 17.24     425,983,675
     Protected Bond Division    2016    29,444,296     1.00 - 16.72     435,880,990
                                2015    31,458,298    12.65 - 16.00     451,404,388
                                2014    34,187,129     0.99 - 16.59     512,607,268
                                2013    37,956,426    13.20 - 16.18     559,896,326

  BHFTI PIMCO Total Return      2017    49,441,770     1.85 - 21.36     908,315,454
     Division                   2016    52,424,443     1.80 - 20.54     925,935,319
                                2015    56,338,885     1.77 - 20.12     994,182,970
                                2014    61,356,539     1.80 - 20.22   1,090,762,284
                                2013    67,960,498     1.75 - 19.51   1,166,300,320

  BHFTI Pyramis Government      2017    41,565,748    10.44 - 11.12     458,735,090
     Income Division            2016    47,006,535    10.39 - 10.99     511,947,386
                                2015    46,949,292    10.52 - 10.97     511,078,026
                                2014    48,686,003    10.63 - 11.02     534,446,057
                                2013    52,430,597    10.09 - 10.37     541,918,855

  BHFTI Schroders Global        2017   395,258,412     1.36 - 14.41     564,139,933
     Multi-Asset Division       2016   424,763,788     1.21 - 12.75     537,033,268
                                2015   411,432,972     1.17 - 12.20     498,402,470
                                2014   344,932,808      1.21 - 1.24     426,762,086
                                2013   307,834,445      1.15 - 1.16     357,921,883

  BHFTI Schroders Global        2017    31,603,768     1.36 - 13.47     422,442,899
     Multi-Asset II Division    2016    32,392,292     1.18 - 11.70     376,214,055
     (Commenced 4/29/2013)      2015    27,478,865    11.04 - 11.31     309,530,805
                                2014    11,024,305     1.16 - 11.57     127,322,331
                                2013     5,324,485    10.71 - 10.77      57,316,477

  BHFTI SSGA Growth and         2017    49,193,853    15.92 - 19.37     869,542,351
     Income ETF Division        2016    55,792,678    14.03 - 16.80     861,727,162
                                2015    59,547,628    13.54 - 15.96     880,260,118
                                2014    62,846,863    14.11 - 16.36     959,208,935
                                2013    67,092,231    13.39 - 15.54     979,735,898



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Morgan Stanley Mid      2017      0.30         0.50 - 2.25        36.81 - 39.22
     Cap Growth Division        2016        --         0.50 - 2.25     (10.50) - (8.92)
                                2015        --         0.50 - 2.30      (7.18) - (5.50)
                                2014      0.04         0.50 - 2.30        (1.37) - 0.51
                                2013      0.76         0.50 - 2.30        35.86 - 38.33

  BHFTI Oppenheimer Global      2017      0.99         0.50 - 2.15        33.90 - 36.24
     Equity Division            2016      1.03         0.50 - 2.15      (1.85) - (0.16)
                                2015      1.04         0.50 - 2.15        (1.43) - 3.50
                                2014      0.91         0.50 - 2.30        (0.28) - 1.75
                                2013      1.77         0.50 - 2.30        15.42 - 26.60

  BHFTI PanAgora Global         2017        --         1.15 - 2.00        10.37 - 11.31
     Diversified Risk Division  2016      2.54         1.15 - 2.00          8.92 - 9.85
     (Commenced 4/28/2014)      2015      0.59         1.15 - 2.00      (7.35) - (6.56)
                                2014      0.51         1.15 - 2.00          3.16 - 3.75

  BHFTI PIMCO Inflation         2017      1.56         0.50 - 2.25          1.17 - 3.14
     Protected Bond Division    2016        --         0.50 - 2.25          2.65 - 4.49
                                2015      4.92         0.50 - 2.25      (5.27) - (1.92)
                                2014      1.55         0.50 - 2.30        (1.54) - 2.51
                                2013      2.20         0.50 - 2.30     (11.34) - (9.57)

  BHFTI PIMCO Total Return      2017      1.78         0.50 - 2.25          2.18 - 4.10
     Division                   2016      2.59         0.50 - 2.25          0.33 - 2.18
                                2015      5.31         0.50 - 2.25      (2.22) - (0.36)
                                2014      2.35         0.50 - 2.30          0.46 - 3.82
                                2013      4.24         0.50 - 2.30      (4.15) - (2.36)

  BHFTI Pyramis Government      2017      2.20         1.15 - 2.10          0.47 - 1.43
     Income Division            2016      2.08         1.10 - 2.10        (0.79) - 0.21
                                2015      2.33         1.10 - 2.00      (1.56) - (0.67)
                                2014      2.60         1.15 - 2.15          5.27 - 6.33
                                2013      1.51         1.15 - 2.15      (6.55) - (5.61)

  BHFTI Schroders Global        2017      0.79         1.10 - 2.10        11.93 - 13.05
     Multi-Asset Division       2016      1.41         1.10 - 2.15          3.41 - 4.50
                                2015      1.00         1.10 - 2.15      (2.99) - (1.96)
                                2014      1.29         1.15 - 2.15          5.45 - 6.51
                                2013      0.01         1.15 - 2.15          7.77 - 8.85

  BHFTI Schroders Global        2017      1.02         0.90 - 2.10        14.06 - 15.43
     Multi-Asset II Division    2016      0.76         0.90 - 2.00          2.50 - 3.63
     (Commenced 4/29/2013)      2015      0.68         1.10 - 2.00      (3.21) - (2.33)
                                2014        --         0.90 - 2.00          6.49 - 7.67
                                2013      1.64         1.15 - 2.00          4.83 - 5.43

  BHFTI SSGA Growth and         2017      2.43         0.50 - 2.10        13.46 - 15.28
     Income ETF Division        2016      2.36         0.50 - 2.10          3.59 - 5.26
                                2015      2.30         0.50 - 2.10      (4.00) - (2.45)
                                2014      2.23         0.50 - 2.10          0.03 - 5.28
                                2013      2.50         0.50 - 2.30        10.36 - 12.37



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI SSGA Growth ETF            2017     8,624,728     16.40 - 19.95     157,056,020
     Division                      2016     9,414,590     14.15 - 16.76     145,066,205
                                   2015    10,147,586     13.51 - 15.76     148,082,202
                                   2014    10,488,338     13.72 - 16.21     158,546,674
                                   2013    10,380,683     13.32 - 15.46     150,739,383

  BHFTI T. Rowe Price Large        2017        23,096    11.13 - 105.25         578,718
     Cap Value Division            2016        22,303      9.61 - 90.99         441,526
     (Commenced 12/13/2013 and     2015         1,871     69.65 - 79.35         137,796
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017    21,768,491      2.33 - 41.02     506,160,540
     Growth Division               2016    23,983,678      1.90 - 33.09     451,415,560
                                   2015    25,470,150      1.81 - 31.36     456,943,184
                                   2014    25,170,863      1.72 - 29.62     425,918,797
                                   2013    25,949,981      1.54 - 26.45     393,848,239

  BHFTI TCW Core Fixed Income      2017        25,274     10.02 - 10.12         255,408
     Division                      2016        31,998       9.90 - 9.97         318,472
     (Commenced 5/1/2015)          2015         2,096              9.86          20,663

  BHFTI Victory Sycamore Mid       2017    10,507,414      4.03 - 47.43     424,806,982
     Cap Value Division            2016    11,613,954      3.73 - 43.54     432,480,626
                                   2015    12,869,603      3.27 - 37.88     422,756,206
                                   2014    13,839,475      3.65 - 41.83     504,220,570
                                   2013    15,543,270      3.37 - 38.34     517,780,861

  BHFTI Wells Capital              2017        12,681     25.94 - 27.78         342,503
     Management Mid Cap Value      2016        13,137     23.79 - 25.35         324,307
     Division                      2015         7,543     21.36 - 22.65         166,859
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017     7,456,089      1.96 - 23.68     139,877,341
     International Stock Division  2016     8,556,834      1.47 - 17.69     120,269,128
                                   2015     9,402,801      1.41 - 16.94     126,876,615
                                   2014    10,404,687      1.46 - 17.45     143,934,419
                                   2013    11,503,447      1.53 - 18.18     162,561,055

  BHFTII BlackRock Bond            2017     9,495,090      6.86 - 84.41     455,410,535
     Income Division               2016    10,189,467      6.68 - 81.69     470,040,574
                                   2015    10,737,933      6.57 - 79.81     478,889,253
                                   2014    11,340,124      6.62 - 79.94     498,013,818
                                   2013    11,954,730      6.26 - 75.22     478,446,482

  BHFTII BlackRock Capital         2017     5,314,588      6.54 - 75.43     187,945,552
     Appreciation Division         2016     5,990,155      4.95 - 56.76     162,149,281
                                   2015     6,648,572      5.01 - 57.13     180,849,248
                                   2014     7,221,426      4.78 - 54.16     184,744,024
                                   2013     8,057,400      4.45 - 50.10     189,056,520



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI SSGA Growth ETF            2017      2.09          0.50 - 2.10        17.16 - 19.04
     Division                      2016      2.15          0.50 - 2.00          4.76 - 6.35
                                   2015      1.99          0.50 - 2.00      (4.25) - (2.80)
                                   2014      1.90          0.50 - 2.30          2.98 - 4.85
                                   2013      2.03          0.50 - 2.30        15.39 - 17.48

  BHFTI T. Rowe Price Large        2017      2.07          0.90 - 1.60        15.10 - 15.90
     Cap Value Division            2016      2.66          0.90 - 1.60        14.10 - 14.90
     (Commenced 12/13/2013 and     2015      0.63          1.10 - 1.60      (5.12) - (4.64)
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017        --          0.50 - 2.25        21.98 - 24.12
     Growth Division               2016        --          0.50 - 2.25          3.85 - 5.69
                                   2015        --          0.50 - 2.25          4.30 - 6.14
                                   2014        --          0.50 - 2.25        10.27 - 12.21
                                   2013      0.24          0.50 - 2.30        33.47 - 35.90

  BHFTI TCW Core Fixed Income      2017      1.60          1.20 - 1.60          1.19 - 1.59
     Division                      2016      0.70          1.20 - 1.60          0.59 - 0.99
     (Commenced 5/1/2015)          2015        --                 1.35               (1.39)

  BHFTI Victory Sycamore Mid       2017      0.99          0.50 - 2.25          7.05 - 8.93
     Cap Value Division            2016      0.71          0.50 - 2.25        12.93 - 14.93
                                   2015      0.54          0.50 - 2.30     (11.05) - (6.69)
                                   2014      0.55          0.50 - 2.30          7.15 - 9.10
                                   2013      0.79          0.50 - 2.30        27.34 - 29.65

  BHFTI Wells Capital              2017      1.05          1.10 - 1.60          9.04 - 9.58
     Management Mid Cap Value      2016      0.87          1.10 - 1.60        11.39 - 11.95
     Division                      2015      0.46          1.10 - 1.60    (10.56) - (10.11)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017      1.13          0.95 - 2.25        31.90 - 33.88
     International Stock Division  2016      1.51          0.95 - 2.15          2.97 - 4.39
                                   2015      1.59          0.95 - 2.15      (4.23) - (2.89)
                                   2014      1.35          0.95 - 2.30      (5.54) - (3.99)
                                   2013      1.55          0.95 - 2.30        12.52 - 14.46

  BHFTII BlackRock Bond            2017      2.99          0.50 - 2.25          1.54 - 3.43
     Income Division               2016      3.06          0.50 - 2.25          0.58 - 2.46
                                   2015      3.72          0.50 - 2.25      (1.89) - (0.06)
                                   2014      3.31          0.50 - 2.30          4.38 - 6.39
                                   2013      3.87          0.50 - 2.30      (3.26) - (1.41)

  BHFTII BlackRock Capital         2017      0.01          0.50 - 2.25        30.61 - 33.07
     Appreciation Division         2016        --          0.50 - 2.25      (2.37) - (0.56)
                                   2015        --          0.50 - 2.25          0.67 - 5.59
                                   2014      0.01          0.50 - 2.30          6.17 - 8.19
                                   2013      0.64          0.50 - 2.30        30.86 - 33.35



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  BHFTII BlackRock                   2017     4,077,356      2.32 - 24.72     56,416,026
     Ultra-Short Term Bond           2016     4,242,132      2.33 - 24.80     60,125,414
     Division                        2015     5,220,428      2.35 - 25.01     65,638,458
                                     2014     5,502,759      2.39 - 24.09     70,377,934
                                     2013     6,205,342      2.42 - 23.99     83,385,113

  BHFTII Brighthouse Asset           2017    26,632,640      1.62 - 17.07    409,028,440
     Allocation 20 Division          2016    30,580,692      1.53 - 16.04    445,624,899
                                     2015    33,195,826     12.79 - 15.42    471,604,392
                                     2014    36,038,394      1.50 - 15.59    521,380,178
                                     2013    39,245,169     12.88 - 15.00    550,180,374

  BHFTII Brighthouse Asset           2017    68,087,417      1.73 - 18.81  1,155,673,990
     Allocation 40 Division          2016    78,507,145      1.63 - 17.09  1,211,312,236
                                     2015    85,328,132     13.43 - 16.19  1,274,255,459
                                     2014    93,519,497      1.58 - 16.45  1,428,984,290
                                     2013   100,157,296     13.47 - 15.75  1,476,093,805

  BHFTII Brighthouse Asset           2017   213,872,364      1.88 - 20.40  3,928,953,268
     Allocation 60 Division          2016   240,019,648      1.71 - 17.87  3,877,916,522
                                     2015   257,093,725     14.06 - 16.77  3,978,556,726
                                     2014   275,213,574     14.34 - 17.07  4,365,939,925
                                     2013   291,429,454     13.97 - 16.33  4,454,029,359

  BHFTII Brighthouse Asset           2017    98,239,149      2.01 - 21.80  1,933,591,736
     Allocation 80 Division          2016   108,427,987      1.70 - 18.39  1,808,886,432
                                     2015   116,127,054      1.59 - 17.09  1,834,003,576
                                     2014   124,402,568      1.64 - 17.47  2,021,856,411
                                     2013   125,138,998     14.27 - 16.68  1,955,179,905

  BHFTII Brighthouse/Artisan         2017     4,884,190      6.07 - 69.84    226,673,877
     Mid Cap Value Division          2016     5,613,562      5.45 - 62.37    233,427,628
                                     2015     5,928,571      4.50 - 51.10    200,994,480
                                     2014     6,662,445      5.03 - 56.86    249,301,841
                                     2013     7,335,193      5.00 - 56.20    268,786,607

  BHFTII                             2017       353,646     25.40 - 27.58      9,595,917
     Brighthouse/Dimensional         2016       396,617     19.78 - 21.38      8,357,661
     International Small Company     2015       383,113     19.08 - 20.42      7,726,121
     Division                        2014       366,933     18.41 - 19.47      7,087,460
                                     2013       280,753     20.14 - 21.10      5,887,254

  BHFTII                             2017    10,336,562      1.47 - 88.39    610,158,972
     Brighthouse/Wellington          2016    11,309,419      1.30 - 77.49    587,936,841
     Balanced Division               2015    12,350,663      1.23 - 73.12    613,073,212
                                     2014    13,516,189      1.22 - 71.96    669,398,262
                                     2013    14,891,417     17.78 - 65.71    680,740,979

  BHFTII                             2017    11,256,241      6.60 - 75.96    570,742,746
     Brighthouse/Wellington Core     2016    12,871,913      5.62 - 64.26    555,287,850
     Equity Opportunities Division   2015    14,083,686      5.31 - 60.32    568,631,560
                                     2014    15,922,638      5.25 - 59.35    633,127,551
                                     2013    18,314,242      4.81 - 54.05    659,765,479



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII BlackRock                   2017      0.11         0.90 - 2.15       (1.40) - (0.01)
     Ultra-Short Term Bond           2016      0.01         0.90 - 2.25       (2.03) - (0.55)
     Division                        2015        --         0.95 - 2.25       (2.23) - (0.27)
                                     2014        --         0.95 - 2.25       (2.23) - (0.13)
                                     2013        --         0.95 - 2.25       (2.23) - (0.94)

  BHFTII Brighthouse Asset           2017      2.08         0.50 - 2.25           4.56 - 6.40
     Allocation 20 Division          2016      3.24         0.50 - 2.25           2.20 - 4.01
                                     2015      2.10         0.50 - 2.25       (2.80) - (1.08)
                                     2014      3.87         0.50 - 2.25           2.15 - 3.95
                                     2013      2.89         0.50 - 2.25           1.97 - 3.77

  BHFTII Brighthouse Asset           2017      1.98         0.50 - 2.25          8.19 - 10.09
     Allocation 40 Division          2016      3.56         0.50 - 2.25           3.73 - 5.56
                                     2015      0.29         0.50 - 2.25       (3.27) - (1.57)
                                     2014      2.88         0.50 - 2.30           2.54 - 4.40
                                     2013      2.52         0.50 - 2.30          8.40 - 10.37

  BHFTII Brighthouse Asset           2017      1.74         0.50 - 2.15         12.30 - 14.16
     Allocation 60 Division          2016      3.16         0.50 - 2.15           4.83 - 6.57
                                     2015      0.54         0.50 - 2.15       (3.37) - (0.74)
                                     2014      2.07         0.50 - 2.30           2.66 - 4.53
                                     2013      1.94         0.50 - 2.30         15.30 - 17.40

  BHFTII Brighthouse Asset           2017      1.56         0.50 - 2.25         16.52 - 18.57
     Allocation 80 Division          2016      2.97         0.50 - 2.25           5.73 - 7.60
                                     2015      0.35         0.50 - 2.30       (3.93) - (0.91)
                                     2014      1.60         0.50 - 2.30         (0.03) - 4.70
                                     2013      1.46         0.50 - 2.30         21.49 - 23.69

  BHFTII Brighthouse/Artisan         2017      0.58         0.50 - 2.25         10.04 - 11.98
     Mid Cap Value Division          2016      0.97         0.50 - 2.25         19.92 - 22.04
                                     2015      1.04         0.50 - 2.25     (11.68) - (10.12)
                                     2014      0.62         0.50 - 2.30         (0.64) - 1.17
                                     2013      0.86         0.50 - 2.30         33.41 - 35.83

  BHFTII                             2017      1.96         1.10 - 2.00         27.87 - 29.02
     Brighthouse/Dimensional         2016      1.94         1.10 - 2.05           3.68 - 4.67
     International Small Company     2015      1.71         1.10 - 2.05           3.61 - 4.60
     Division                        2014      1.89         1.15 - 2.05       (8.59) - (7.76)
                                     2013      1.74         1.15 - 2.05         25.01 - 26.14

  BHFTII                             2017      1.88         0.90 - 2.15         12.52 - 14.11
     Brighthouse/Wellington          2016      2.73         0.90 - 2.15           4.55 - 6.04
     Balanced Division               2015      1.92         0.95 - 2.15           0.22 - 1.61
                                     2014      1.98         0.90 - 2.30           7.77 - 9.56
                                     2013      2.46         0.95 - 2.30         14.65 - 19.46

  BHFTII                             2017      1.39         0.50 - 2.25         16.17 - 18.30
     Brighthouse/Wellington Core     2016      1.45         0.50 - 2.25           4.67 - 6.65
     Equity Opportunities Division   2015      1.59         0.50 - 2.30         (0.18) - 4.02
                                     2014      0.53         0.50 - 2.30           7.84 - 9.92
                                     2013      1.22         0.50 - 2.30         30.33 - 32.84



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Frontier Mid Cap      2017     6,921,843   10.48 - 109.39     508,449,789
     Growth Division           2016     7,660,214     8.45 - 88.16     455,250,831
                               2015     8,386,483    20.77 - 84.44     481,166,004
                               2014     9,158,445    20.50 - 82.85     516,959,626
                               2013    10,027,102    18.72 - 75.25     515,676,513

  BHFTII Jennison Growth       2017    14,946,828     1.27 - 33.03     203,130,928
     Division                  2016    16,378,562     0.94 - 24.28     166,434,950
                               2015    17,957,908     0.95 - 24.47     184,782,553
                               2014    18,673,248     0.87 - 22.30     174,229,733
                               2013    20,447,446     0.81 - 20.64     177,299,348

  BHFTII Loomis Sayles Small   2017     3,862,700     7.77 - 89.96     185,343,480
     Cap Core Division         2016     4,342,911     6.83 - 78.65     181,016,875
                               2015     4,874,168     5.81 - 66.44     170,029,570
                               2014     5,539,839     5.97 - 67.95     192,412,320
                               2013     6,113,748     5.84 - 65.98     203,229,729

  BHFTII Loomis Sayles Small   2017     2,468,467     2.28 - 28.37      54,566,730
     Cap Growth Division       2016     2,721,567     1.82 - 22.54      48,392,379
                               2015     3,053,307     1.74 - 21.43      51,758,280
                               2014     3,266,827     1.74 - 21.26      54,772,060
                               2013     3,797,741     1.75 - 21.20      64,392,848

  BHFTII MetLife Aggregate     2017    64,574,871     1.71 - 20.12   1,126,629,342
     Bond Index Division       2016    67,082,177     1.68 - 19.64   1,148,709,486
                               2015    68,245,879     1.67 - 19.32   1,156,862,410
                               2014    70,177,534     1.69 - 19.40   1,201,918,831
                               2013    71,440,893     1.63 - 18.49   1,173,488,783

  BHFTII MetLife Mid Cap       2017    16,065,965     3.58 - 41.60     580,186,948
     Stock Index Division      2016    17,710,513     3.14 - 36.16     557,664,712
                               2015    19,052,817     2.65 - 30.25     508,407,680
                               2014    19,927,953     2.76 - 31.22     550,797,141
                               2013    20,854,130     2.56 - 28.72     532,114,735

  BHFTII MetLife MSCI EAFE     2017    30,129,062     1.71 - 23.29     524,736,160
     Index Division            2016    34,611,269     1.39 - 18.82     489,403,933
                               2015    34,877,903     1.40 - 18.91     494,277,850
                               2014    35,284,954     1.43 - 19.14     511,371,706
                               2013    34,230,690     1.55 - 20.56     534,853,073

  BHFTII MetLife Russell 2000  2017    10,459,851     3.51 - 41.29     373,905,362
     Index Division            2016    11,262,895     3.11 - 36.28     355,330,009
                               2015    12,012,694     2.60 - 30.14     318,122,044
                               2014    12,545,618     2.76 - 31.71     349,277,094
                               2013    13,027,524     2.67 - 30.42     347,868,995

  BHFTII MetLife Stock Index   2017    37,306,057    8.44 - 106.81   3,191,113,485
     Division                  2016    41,650,103     7.06 - 88.55   2,971,460,417
                               2015    45,195,410     6.42 - 79.90   2,922,726,168
                               2014    48,564,594     6.45 - 79.57   3,141,402,122
                               2013    53,012,896     5.78 - 70.71   3,062,136,452



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Frontier Mid Cap      2017        --         0.90 - 2.25        22.16 - 24.09
     Growth Division           2016        --         0.90 - 2.25          2.82 - 4.41
                               2015        --         0.95 - 2.25          0.32 - 1.91
                               2014        --         0.95 - 2.30         8.35 - 10.17
                               2013      1.24         0.95 - 2.30        29.42 - 31.52

  BHFTII Jennison Growth       2017      0.13         0.50 - 2.25        33.95 - 36.31
     Division                  2016      0.07         0.50 - 2.25      (2.35) - (0.63)
                               2015      0.06         0.50 - 2.25          8.08 - 9.99
                               2014      0.07         0.50 - 2.25          6.32 - 8.20
                               2013      0.25         0.50 - 2.30        33.62 - 36.05

  BHFTII Loomis Sayles Small   2017      0.14         0.50 - 2.25        12.41 - 14.39
     Cap Core Division         2016      0.15         0.50 - 2.25        16.33 - 18.38
                               2015      0.05         0.50 - 2.25      (3.93) - (2.23)
                               2014      0.01         0.50 - 2.30          1.15 - 2.99
                               2013      0.30         0.50 - 2.30        37.49 - 39.98

  BHFTII Loomis Sayles Small   2017        --         0.50 - 2.15        24.05 - 26.05
     Cap Growth Division       2016        --         0.50 - 2.10          3.95 - 5.52
                               2015        --         0.50 - 2.10        (0.56) - 0.92
                               2014        --         0.50 - 2.10        (1.11) - 0.43
                               2013        --         0.50 - 2.15        45.23 - 47.64

  BHFTII MetLife Aggregate     2017      2.75         0.50 - 2.25          0.68 - 2.60
     Bond Index Division       2016      2.62         0.50 - 2.25        (0.13) - 1.69
                               2015      2.76         0.50 - 2.25      (2.14) - (0.39)
                               2014      2.82         0.50 - 2.30          0.57 - 5.12
                               2013      3.36         0.50 - 2.30      (4.75) - (2.96)

  BHFTII MetLife Mid Cap       2017      1.22         0.50 - 2.25        13.06 - 15.05
     Stock Index Division      2016      1.11         0.50 - 2.25        17.47 - 19.54
                               2015      1.00         0.50 - 2.25      (4.79) - (2.52)
                               2014      0.89         0.50 - 2.30          1.63 - 8.68
                               2013      1.00         0.50 - 2.30        29.81 - 32.17

  BHFTII MetLife MSCI EAFE     2017      2.57         0.50 - 2.25        21.84 - 23.99
     Index Division            2016      2.46         0.50 - 2.25        (1.25) - 0.50
                               2015      3.03         0.50 - 2.30      (3.52) - (1.36)
                               2014      2.39         0.50 - 2.30      (8.40) - (2.81)
                               2013      2.93         0.50 - 2.30        18.76 - 20.91

  BHFTII MetLife Russell 2000  2017      1.09         0.50 - 2.25        11.85 - 13.82
     Index Division            2016      1.24         0.50 - 2.25        18.27 - 20.36
                               2015      1.07         0.50 - 2.30      (6.66) - (3.68)
                               2014      1.02         0.50 - 2.30          2.40 - 4.36
                               2013      1.43         0.50 - 2.30        35.04 - 37.66

  BHFTII MetLife Stock Index   2017      1.68         0.50 - 2.25        18.54 - 20.76
     Division                  2016      1.91         0.50 - 2.25         8.90 - 10.95
                               2015      1.65         0.50 - 2.25        (1.33) - 2.90
                               2014      1.60         0.50 - 2.30         0.90 - 12.63
                               2013      1.77         0.50 - 2.30        28.71 - 31.17



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MFS Total Return        2017     3,778,366     1.31 - 94.51     145,097,990
     Division                    2016     4,213,037     1.18 - 84.68     146,385,435
                                 2015     4,556,651     6.64 - 78.13     143,114,163
                                 2014     5,012,826     6.74 - 78.84     157,659,622
                                 2013     5,458,053     6.29 - 73.12     155,581,004

  BHFTII MFS Value Division      2017    20,677,338     1.67 - 32.71     523,781,737
                                 2016    23,336,266     1.44 - 28.13     506,526,529
                                 2015    24,529,013     1.27 - 24.92     475,285,633
                                 2014    26,823,537     1.29 - 25.08     526,090,577
                                 2013    29,015,560     1.18 - 22.95     519,644,727

  BHFTII MFS Value II Division   2017    12,582,216     1.19 - 23.04     254,251,609
                                 2016    13,722,798     1.93 - 21.57     262,264,238
                                 2015    14,658,312     1.04 - 18.36     241,297,390
                                 2014    15,621,162     1.79 - 19.66     277,145,192
                                 2013    16,552,949     1.65 - 18.02     270,163,032

  BHFTII Neuberger Berman        2017     9,828,019     1.67 - 37.96     314,115,956
     Genesis Division            2016    11,028,717     2.98 - 33.04     306,388,412
                                 2015    12,205,331     1.24 - 28.04     289,271,341
                                 2014    13,823,646     1.25 - 28.08     326,918,853
                                 2013    15,386,093     1.26 - 28.30     368,249,828

  BHFTII T. Rowe Price Large     2017    18,998,068     1.98 - 40.27     609,640,874
     Cap Growth Division         2016    20,326,210     1.50 - 30.32     491,684,512
                                 2015    20,053,722     1.50 - 30.01     499,123,184
                                 2014    19,215,859     9.68 - 27.29     443,081,491
                                 2013    19,750,468     9.02 - 25.21     427,299,444

  BHFTII T. Rowe Price Small     2017    10,715,353     4.38 - 50.18     467,200,326
     Cap Growth Division         2016    11,498,401     3.62 - 41.16     412,938,416
                                 2015    12,314,868     3.28 - 37.11     405,415,335
                                 2014    12,136,731    26.17 - 36.40     394,821,897
                                 2013    12,811,027    24.85 - 34.30     395,500,809

  BHFTII Van Eck Global          2017     2,921,930    11.85 - 12.93      37,269,860
     Natural Resources Division  2016     2,736,220    12.18 - 13.17      35,592,317
                                 2015     3,453,656      8.65 - 9.26      31,642,400
                                 2014     2,631,888    13.13 - 13.88      36,305,032
                                 2013     2,406,616    16.51 - 17.30      41,407,912

  BHFTII Western Asset           2017    15,854,082     1.15 - 40.79     514,265,588
     Management Strategic Bond   2016    17,633,082     1.08 - 37.98     535,867,222
     Opportunities Division      2015     7,434,184     1.01 - 35.24     189,250,242
                                 2014     8,379,087     1.05 - 36.14     217,390,710
                                 2013     9,226,838     3.07 - 34.50     230,763,494

  BHFTII Western Asset           2017     9,021,983     1.92 - 22.04     159,678,213
     Management U.S. Government  2016     9,582,786     1.90 - 21.79     167,406,266
     Division                    2015    10,199,735     1.91 - 21.68     179,151,852
                                 2014    11,263,811     1.92 - 21.72     197,952,838
                                 2013    12,256,251     1.89 - 21.28     212,578,770



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII MFS Total Return        2017       2.39        0.50 - 2.15          9.79 - 11.61
     Division                    2016       2.79        0.50 - 2.15           6.61 - 8.38
                                 2015       2.47        0.50 - 2.15       (2.52) - (0.90)
                                 2014       2.25        0.50 - 2.15           6.06 - 7.82
                                 2013       2.46        0.50 - 2.15         16.18 - 18.11

  BHFTII MFS Value Division      2017       1.89        0.50 - 2.15         15.20 - 17.24
                                 2016       2.11        0.50 - 2.15         11.77 - 13.65
                                 2015       2.54        0.50 - 2.15         (2.39) - 2.33
                                 2014       1.58        0.50 - 2.30          8.05 - 10.09
                                 2013       1.35        0.50 - 2.30         16.96 - 34.85

  BHFTII MFS Value II Division   2017       2.42        0.50 - 2.25          2.50 - 75.75
                                 2016       1.45        0.50 - 2.25         15.47 - 17.51
                                 2015       1.58        0.50 - 2.25      (10.46) - (6.65)
                                 2014       1.07        0.25 - 2.25           7.26 - 9.15
                                 2013       1.18        0.50 - 2.30         28.75 - 31.09

  BHFTII Neuberger Berman        2017       0.29        0.50 - 2.15         13.16 - 14.91
     Genesis Division            2016       0.34        0.50 - 2.15         16.02 - 17.80
                                 2015       0.29        0.50 - 2.15       (1.71) - (0.12)
                                 2014       0.30        0.50 - 2.30       (2.57) - (0.80)
                                 2013       0.62        0.50 - 2.30         25.79 - 37.50

  BHFTII T. Rowe Price Large     2017       0.15        0.50 - 2.25         30.52 - 32.81
     Cap Growth Division         2016       0.02        0.50 - 2.25         (0.73) - 1.03
                                 2015       0.04        0.50 - 2.25           1.40 - 9.96
                                 2014       0.02        0.50 - 2.30         (0.01) - 8.28
                                 2013       0.12        0.50 - 2.30         26.92 - 38.08

  BHFTII T. Rowe Price Small     2017       0.19        0.50 - 2.25         19.82 - 21.92
     Cap Growth Division         2016       0.14        0.50 - 2.25          9.00 - 10.93
                                 2015       0.07        0.50 - 2.25           0.18 - 1.95
                                 2014       0.01        0.50 - 2.25           4.27 - 6.11
                                 2013       0.24        0.50 - 2.30         40.90 - 43.45

  BHFTII Van Eck Global          2017         --        1.10 - 2.05       (2.75) - (1.82)
     Natural Resources Division  2016       0.59        1.10 - 2.05         40.82 - 42.17
                                 2015       0.21        1.10 - 2.05     (34.12) - (33.49)
                                 2014       0.27        1.15 - 2.05     (20.47) - (11.42)
                                 2013       0.64        1.15 - 2.05           8.51 - 9.49

  BHFTII Western Asset           2017       3.80        0.50 - 2.25           5.54 - 7.40
     Management Strategic Bond   2016       1.96        0.50 - 2.25           4.02 - 7.76
     Opportunities Division      2015       4.96        0.50 - 2.15       (4.04) - (2.35)
                                 2014       5.26        0.50 - 2.15           3.10 - 4.79
                                 2013       4.90        0.50 - 2.30         (1.47) - 0.44

  BHFTII Western Asset           2017       2.46        0.50 - 2.25         (0.58) - 1.17
     Management U.S. Government  2016       2.41        0.50 - 2.25         (1.23) - 0.52
     Division                    2015       2.10        0.50 - 2.25       (1.92) - (0.19)
                                 2014       1.73        0.50 - 2.25           0.27 - 2.04
                                 2013       1.98        0.50 - 2.30       (3.16) - (1.40)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                UNITS        HIGHEST ($)      ASSETS ($)
                                            ------------  ----------------  --------------
  BlackRock Global Allocation         2017         4,188     22.44 - 24.09          96,276
     V.I. Division                    2016        25,590     20.06 - 21.42         521,354
     (Commenced 11/19/2014 and        2015        24,602     19.63 - 20.86         489,446
     began transactions in 2015)

  Calvert VP SRI Balanced             2017     1,186,460     34.40 - 46.41      51,869,403
     Division                         2016     1,327,240     31.20 - 41.95      52,584,587
                                      2015     1,430,108     29.38 - 39.38      53,307,044
                                      2014     1,520,177     30.50 - 40.77      58,809,995
                                      2013     1,581,457     28.27 - 37.66      56,643,458

  Calvert VP SRI Mid Cap              2017       145,874             59.95       8,745,518
     Division                         2016       186,977             54.20      10,134,827
                                      2015       227,418             51.03      11,604,230
                                      2014       256,364             53.26      13,652,993
                                      2013       285,572     49.72 - 49.74      14,202,309

  Delaware VIP Small Cap              2017        14,842              1.48          22,010
     Value Division                   2016        25,822              1.34          34,483
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017        89,664       8.51 - 9.01         805,722
     Division                         2016       161,557       7.08 - 7.48       1,206,624
     (Commenced 12/13/2013            2015         2,695              6.65          17,911
     and began transactions in 2014)  2014         1,597              6.69          10,689

  Fidelity VIP Equity-Income          2017     2,048,365     10.56 - 87.27      78,340,010
     Division                         2016     2,327,096      9.48 - 78.04      80,761,382
                                      2015     2,619,253      8.15 - 66.75      77,695,085
                                      2014     3,063,871      8.60 - 70.17      92,690,111
                                      2013     3,463,147      8.01 - 65.15      95,223,008

  Fidelity VIP Freedom 2020           2017        63,006             19.92       1,255,251
     Division                         2016        98,961             17.29       1,711,114
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017        38,578     20.57 - 21.23         819,000
     Division                         2016        79,781             18.22       1,453,626
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017       139,649     20.96 - 21.63       3,021,173
     Division                         2016       115,111             18.09       2,081,941
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017        18,419     28.39 - 29.02         534,464
     Division                         2016         7,760             23.75         184,274
     (Commenced 5/1/2015 and
     began transactions in 2016)



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  BlackRock Global Allocation         2017      0.30          1.10 - 1.60       11.91 - 12.47
     V.I. Division                    2016      1.30          1.10 - 1.60         2.16 - 2.67
     (Commenced 11/19/2014 and        2015      0.66          1.10 - 1.60     (2.57) - (0.60)
     began transactions in 2015)

  Calvert VP SRI Balanced             2017      1.97          0.50 - 1.55       10.28 - 11.44
     Division                         2016      1.82          0.50 - 1.55         6.20 - 7.32
                                      2015      0.11          0.50 - 1.55     (3.70) - (2.68)
                                      2014      1.56          0.50 - 1.55         7.92 - 9.05
                                      2013      1.04          0.50 - 1.55       16.19 - 17.41

  Calvert VP SRI Mid Cap              2017      0.64                 0.95               10.61
     Division                         2016        --                 0.95                6.23
                                      2015        --                 0.95              (4.19)
                                      2014        --                 0.95         7.07 - 7.10
                                      2013        --                 0.95       28.68 - 28.69

  Delaware VIP Small Cap              2017      0.95                 0.90               11.05
     Value Division                   2016      0.28                 0.90               30.23
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017      0.68          0.90 - 1.15       20.20 - 20.50
     Division                         2016      1.15          0.90 - 1.15         6.50 - 6.76
     (Commenced 12/13/2013            2015      0.97                 1.15              (0.73)
     and began transactions in 2014)  2014      2.09                 1.15               10.38

  Fidelity VIP Equity-Income          2017      1.66          0.95 - 1.35       11.38 - 11.83
     Division                         2016      2.27          0.95 - 1.35       16.44 - 16.91
                                      2015      3.06          0.95 - 1.35     (5.25) - (4.87)
                                      2014      2.77          0.95 - 1.35         7.26 - 7.73
                                      2013      2.47          0.95 - 1.35       26.43 - 26.95

  Fidelity VIP Freedom 2020           2017      1.16                 0.90               15.22
     Division                         2016      2.32                 0.90                4.85
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017      0.87          0.90 - 1.15       16.23 - 16.52
     Division                         2016      2.70                 0.90                5.03
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017      0.96          0.90 - 1.15       19.32 - 19.62
     Division                         2016      2.70                 0.90                5.42
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017      1.03          0.90 - 1.15       21.89 - 22.19
     Division                         2016      2.03                 0.90                5.57
     (Commenced 5/1/2015 and
     began transactions in 2016)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Fidelity VIP Freedom 2050     2017         8,553             29.65         253,618
     Division                   2016         6,075             24.27         147,402
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017    21,200,158     14.72 - 14.98     315,705,343
     50% Division               2016    22,355,817     13.13 - 13.34     296,580,947
                                2015    22,380,417     12.86 - 13.05     290,525,141
                                2014    17,417,943     13.11 - 13.28     230,170,102
                                2013     9,362,592     12.73 - 12.88     120,060,165

  Fidelity VIP FundsManager     2017    19,728,179     14.32 - 14.70     286,973,777
     60% Division               2016    22,614,243     12.50 - 12.80     286,717,673
                                2015    24,528,850     12.19 - 12.44     302,657,716
                                2014    23,126,457     12.44 - 12.62     289,729,524
                                2013    24,031,067     12.05 - 12.16     291,255,733

  Fidelity VIP Government       2017       311,112             16.10       5,009,176
     Money Market Division      2016       379,214      9.89 - 16.14       6,122,223
                                2015       554,548     10.08 - 16.26       8,080,715
                                2014       544,052     10.28 - 16.41       8,033,349
                                2013       671,593     10.50 - 16.57      10,057,109

  Fidelity VIP Growth Division  2017       980,268            100.62      98,637,848
                                2016     1,115,679             75.17      83,862,383
                                2015     1,266,107             75.28      95,310,704
                                2014     1,382,739             70.91      98,045,015
                                2013     1,489,863     64.30 - 64.31      95,812,868

  Fidelity VIP Investment       2017       293,120             34.93      10,239,907
     Grade Bond Division        2016       365,398             33.84      12,364,481
                                2015       424,477             32.61      13,843,675
                                2014       477,735             33.12      15,822,818
                                2013       527,483     31.58 - 31.59      16,664,039

  Fidelity VIP Mid Cap          2017        81,118       7.96 - 8.34         676,874
     Division                   2016        92,941              6.99         649,196
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017        83,878              1.82         152,910
     Markets VIP Division       2016       168,845              1.31         221,198
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017           159       4.27 - 4.56             726
     VIP Division               2016           353              3.94           1,390
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017           167             16.91           2,827
     Division                   2016           183             14.49           2,650
     (Commenced 11/19/2014      2015           191             15.07           2,882
     and began transactions in 2015)


                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Fidelity VIP Freedom 2050     2017      1.09                 0.90               22.20
     Division                   2016      1.81                 0.90                5.60
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017      1.15          1.90 - 2.05       12.14 - 12.31
     50% Division               2016      1.24          1.90 - 2.05         2.11 - 2.26
                                2015      1.24          1.90 - 2.05     (1.89) - (1.75)
                                2014      1.47          1.90 - 2.05         2.96 - 3.12
                                2013      1.56          1.90 - 2.05       12.57 - 12.74

  Fidelity VIP FundsManager     2017      1.05          1.85 - 2.10       14.56 - 14.85
     60% Division               2016      1.22          1.85 - 2.10         2.61 - 2.87
                                2015      1.10          1.85 - 2.10     (1.68) - (1.43)
                                2014      1.24          1.85 - 2.05         0.55 - 3.42
                                2013      1.16          1.90 - 2.05       16.21 - 16.38

  Fidelity VIP Government       2017      0.66                 0.95              (0.27)
     Money Market Division      2016      0.20          0.95 - 2.05     (1.85) - (0.74)
                                2015      0.02          0.95 - 2.05     (2.02) - (0.91)
                                2014      0.01          0.95 - 2.05     (2.02) - (0.93)
                                2013      0.03          0.95 - 2.05     (2.01) - (0.91)

  Fidelity VIP Growth Division  2017      0.22                 0.95               33.87
                                2016      0.04                 0.95              (0.15)
                                2015      0.26                 0.95                6.17
                                2014      0.18                 0.95       10.25 - 10.28
                                2013      0.29                 0.95       35.05 - 35.06

  Fidelity VIP Investment       2017      2.28                 0.95                3.24
     Grade Bond Division        2016      2.22                 0.95                3.76
                                2015      2.51                 0.95              (1.53)
                                2014      2.10                 0.95         4.83 - 4.86
                                2013      2.08                 0.95              (2.70)

  Fidelity VIP Mid Cap          2017      0.49          0.90 - 1.15       19.16 - 19.46
     Division                   2016      0.46                 0.90               10.92
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017      1.07                 0.90               39.15
     Markets VIP Division       2016      0.90                 0.90               16.39
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017      2.30          0.90 - 1.15       15.36 - 15.65
     VIP Division               2016      1.91                 0.90                6.21
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017      1.58                 1.35               16.69
     Division                   2016      0.58                 1.35              (3.87)
     (Commenced 11/19/2014      2015      0.35                 1.35              (9.58)
     and began transactions in 2015)


               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Janus Henderson Enterprise     2017        15,309              9.78         149,792
     Division                    2016        31,893              7.77         247,764
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,486              7.47          48,429
     Appreciation Division       2016         5,096              6.30          32,119
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        46,671              1.49          69,596
     Dividend Strategy Division  2016        52,618              1.26          66,433
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017       132,067       3.67 - 3.86         508,988
     Large Cap Growth Division   2016       224,143       2.95 - 3.10         693,531
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,825              4.02          27,439
     Small Cap Growth Division   2016        12,622              3.26          41,206
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017        31,136              3.37         104,815
     Plus Division               2016        51,470              3.21         165,326
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017         4,622     12.79 - 13.96          61,644
     Infrastructure Division     2016         4,158     11.55 - 12.54          49,884
     (Commenced 11/19/2014)      2015         5,480     10.20 - 11.03          58,000
                                 2014           315     12.49 - 12.95           4,007

  Oppenheimer Global             2017         1,578      9.93 - 10.03          15,705
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017         6,917       7.17 - 7.28          49,885
     RealReturn Strategy         2016         6,890       7.15 - 7.22          49,401
     Division                    2015         6,911       6.34 - 6.37          43,875
     (Commenced 11/19/2014)      2014           171              8.69           1,489

  PIMCO VIT Emerging Markets     2017         6,421     10.98 - 11.15          71,038
     Bond Division               2016         8,142     10.18 - 10.29          83,339
     (Commenced 11/19/2014)      2015         7,377       9.16 - 9.21          67,775
                                 2014           200              9.55           1,913



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Janus Henderson Enterprise     2017      0.11                 0.90                25.95
     Division                    2016      0.07                 0.90                11.10
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.27                 0.90                18.48
     Appreciation Division       2016      2.06                 0.90                 8.79
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.52                 0.90                18.11
     Dividend Strategy Division  2016      1.98                 0.90                13.96
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      0.20          0.90 - 1.15        24.33 - 24.64
     Large Cap Growth Division   2016      0.84          0.90 - 1.15          6.17 - 6.43
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        --                 0.90                23.16
     Small Cap Growth Division   2016        --                 0.90                 4.85
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017      3.41                 0.90                 4.80
     Plus Division               2016      5.53                 0.90                 3.61
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017      2.27          1.10 - 1.60        10.76 - 11.32
     Infrastructure Division     2016      1.94          1.10 - 1.60        13.14 - 13.71
     (Commenced 11/19/2014)      2015      1.70          1.10 - 1.60    (15.25) - (14.83)
                                 2014        --          1.10 - 1.35          0.27 - 0.30

  Oppenheimer Global             2017      0.19          1.10 - 1.35      (1.51) - (1.35)
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017     10.82          1.10 - 1.60          0.32 - 0.82
     RealReturn Strategy         2016      0.87          1.10 - 1.60        12.80 - 13.37
     Division                    2015      2.81          1.10 - 1.60    (27.09) - (26.72)
     (Commenced 11/19/2014)      2014      0.17                 1.35              (13.36)

  PIMCO VIT Emerging Markets     2017      4.78          1.10 - 1.60          7.81 - 8.35
     Bond Division               2016      4.96          1.10 - 1.60        11.18 - 11.74
     (Commenced 11/19/2014)      2015      5.10          1.10 - 1.60      (4.08) - (3.60)
                                 2014      0.13                 1.35               (3.43)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  PIMCO VIT Unconstrained          2017        11,816     10.17 - 10.33         121,046
     Bond Division                 2016        11,278       9.87 - 9.98         111,866
     (Commenced 11/19/2014 and     2015         6,574       9.61 - 9.66          63,382
     began transactions in 2015)

  TAP 1919 Variable Socially       2017         4,430       5.11 - 5.45          24,126
     Responsive Balanced Division  2016         1,649       4.43 - 4.71           7,602
     (Commenced 12/13/2013 and     2015           501              4.21           2,112
     began transactions in 2015)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  PIMCO VIT Unconstrained          2017      1.41          1.10 - 1.60         3.04 - 3.55
     Bond Division                 2016      1.41          1.10 - 1.60         2.77 - 3.28
     (Commenced 11/19/2014 and     2015      6.69          1.10 - 1.60     (3.52) - (3.04)
     began transactions in 2015)

  TAP 1919 Variable Socially       2017      1.34          0.90 - 1.15       15.41 - 15.70
     Responsive Balanced Division  2016      1.67          0.90 - 1.15         5.02 - 5.28
     (Commenced 12/13/2013 and     2015      1.29                 1.15              (2.84)
     began transactions in 2015)

(a) Prior year has been recast to conform with current year presentation (see footnote 6).

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................        2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:
 Consolidated Balance Sheets.....................................................................        3
 Consolidated Statements of Operations...........................................................        4
 Consolidated Statements of Comprehensive Income (Loss)..........................................        5
 Consolidated Statements of Equity...............................................................        6
 Consolidated Statements of Cash Flows...........................................................        7
 Notes to the Consolidated Financial Statements..................................................        9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....        9
     Note 2 -- Segment Information...............................................................       28
     Note 3 -- Disposition.......................................................................       34
     Note 4 -- Insurance.........................................................................       34
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................       46
     Note 6 -- Reinsurance.......................................................................       49
     Note 7 -- Closed Block......................................................................       55
     Note 8 -- Investments.......................................................................       57
     Note 9 -- Derivatives.......................................................................       78
     Note 10 -- Fair Value.......................................................................       93
     Note 11 -- Long-term and Short-term Debt....................................................      112
     Note 12 -- Equity...........................................................................      114
     Note 13 -- Other Expenses...................................................................      119
     Note 14 -- Employee Benefit Plans...........................................................      120
     Note 15 -- Income Tax.......................................................................      129
     Note 16 -- Contingencies, Commitments and Guarantees........................................      135
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................      144
     Note 18 -- Related Party Transactions.......................................................      145
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................      146
 Schedule III -- Consolidated Supplementary Insurance Information................................      147
 Schedule IV -- Consolidated Reinsurance.........................................................      149

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 19, 2018

We have served as the Company's auditor since at least 1968; however, the specific year has not been determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                 2017           2016
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $157,809 and $155,141,
 respectively)..............................................  $    170,272   $    163,120
Equity securities available-for-sale, at estimated fair
 value (cost: $1,579 and $1,785, respectively)..............         1,658          1,839
Mortgage loans (net of valuation allowances of $271 and
 $267, respectively; includes $520 and $566, respectively,
 under the fair value option)...............................        58,459         56,560
Policy loans................................................         6,006          5,945
Real estate and real estate joint ventures (includes $1,077
 and $1,124, respectively, relating to variable interest
 entities; includes $25 and $56, respectively, of real
 estate held-for-sale)......................................         6,656          6,386
Other limited partnership interests (includes $0 and $14,
 respectively, relating to variable interest entities)......         3,991          3,725
Short-term investments, principally at estimated fair value.         3,155          4,690
Other invested assets (includes $131 and $39, respectively,
 relating to variable interest entities)....................        14,911         17,255
                                                             -------------  -------------
  Total investments.........................................       265,108        259,520
Cash and cash equivalents, principally at estimated fair
 value (includes $12 and $0, respectively, relating to
 variable interest entities)................................         5,069          5,714
Accrued investment income...................................         2,042          2,019
Premiums, reinsurance and other receivables (includes $3
 and $6, respectively, relating to variable interest
 entities)..................................................        22,098         22,383
Deferred policy acquisition costs and value of business
 acquired...................................................         4,348          4,743
Current income tax recoverable..............................            64             --
Other assets (includes $2 and $3, respectively, relating to
 variable interest entities)................................         4,741          4,346
Separate account assets.....................................       130,825        133,836
                                                             -------------  -------------
  Total assets..............................................  $    434,295   $    432,561
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    119,415   $    115,519
Policyholder account balances...............................        93,939         92,466
Other policy-related balances...............................         7,176          7,103
Policyholder dividends payable..............................           499            510
Policyholder dividend obligation............................         2,121          1,931
Payables for collateral under securities loaned and other
 transactions...............................................        19,871         20,815
Short-term debt.............................................           243            100
Long-term debt (includes $6 and $12, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,667          1,589
Current income tax payable..................................            --             50
Deferred income tax liability...............................         1,369          2,385
Other liabilities (includes $3 and $0, respectively,
 relating to variable interest entities)....................        27,409         29,497
Separate account liabilities................................       130,825        133,836
                                                             -------------  -------------
  Total liabilities.........................................       404,534        405,801
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,150         14,413
Retained earnings...........................................        10,035          9,033
Accumulated other comprehensive income (loss)...............         5,428          3,119
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        29,618         26,570
Noncontrolling interests....................................           143            190
                                                             -------------  -------------
  Total equity..............................................        29,761         26,760
                                                             -------------  -------------
  Total liabilities and equity..............................  $    434,295   $    432,561
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                        2017           2016           2015
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,925    $    22,393    $    21,934
Universal life and investment-type product policy fees.............................        2,227          2,542          2,584
Net investment income..............................................................       10,513         11,083         11,539
Other revenues.....................................................................        1,570          1,478          1,536
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................           (7)           (87)           (49)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................            1            (10)            (5)
Other net investment gains (losses)................................................          340            229            313
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          334            132            259
Net derivative gains (losses)......................................................         (344)        (1,138)           881
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       37,225         36,490         38,733
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,792         25,313         24,547
Interest credited to policyholder account balances.................................        2,235          2,233          2,183
Policyholder dividends.............................................................        1,097          1,200          1,264
Other expenses.....................................................................        5,135          5,803          6,258
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,259         34,549         34,252
                                                                                    ------------   ------------   ------------
Income (loss) before provision for income tax......................................        2,966          1,941          4,481
Provision for income tax expense (benefit).........................................         (561)           199          1,763
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        3,527          1,742          2,718
Less: Net income (loss) attributable to noncontrolling interests...................            2             (8)            --
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     3,525    $     1,750    $     2,718
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                        2017           2016        2015
                                   --------------   ---------   ---------
    Net income (loss).............  $       3,527    $  1,742    $  2,718
    Other comprehensive income
     (loss):
    Unrealized investment gains
     (losses), net of related
     offsets......................          4,079         406     (4,434)
    Unrealized gains (losses) on
     derivatives..................           (848)         36         559
    Foreign currency translation
     adjustments..................             26          13       (101)
    Defined benefit plans
     adjustment...................            129         217         342
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), before income tax..          3,386         672      (3,634)
    Income tax (expense) benefit
     related to items of other
     comprehensive income (loss)..        (1,077)        (238)      1,285
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), net of income tax..          2,309         434      (2,349)
                                   --------------   ---------   ---------
    Comprehensive income (loss)...          5,836       2,176         369
    Less: Comprehensive income
     (loss) attributable to
     noncontrolling interest, net
     of income tax................              2          (8)         --
                                   --------------   ---------   ---------
     Comprehensive income (loss)
       attributable to
       Metropolitan Life
       Insurance Company..........  $       5,834    $  2,184    $    369
                                   ==============   =========   =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014, as previously
 reported............... $      5 $    14,448  $   12,470        $  5,034               $ 31,957         $    392  $  32,349
Prior period revisions
 (Note 1)...............                             (164)                                  (164)                       (164)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,306           5,034                 31,793              392     32,185
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,718                                  2,718                       2,718
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,535           2,685                 30,669              372     31,041
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,750                                  1,750               (8)     1,742
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016...................        5      14,413       9,033           3,119                 26,570              190     26,760
Capital contributions
 from MetLife, Inc......                    6                                                  6                           6
Returns of capital......                  (20)                                               (20)                        (20)
Purchase of operating
 joint venture interest
 from an affiliate
 (Note 8)...............                 (249)                                              (249)                       (249)
Dividends paid to
 MetLife, Inc...........                           (2,523)                                (2,523)                     (2,523)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (49)       (49)
Net income (loss).......                            3,525                                  3,525                2      3,527
Other comprehensive
 income (loss), net of
 income tax.............                                            2,309                  2,309                       2,309
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2017................... $      5 $    14,150  $   10,035        $  5,428               $ 29,618         $    143  $  29,761
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                              2017        2016        2015
                                           ----------  ----------  ----------
  Cash flows from operating activities
  Net income (loss).......................   $  3,527    $  1,742    $  2,718
  Adjustments to reconcile net income
   (loss) to net cash provided by (used
   in) operating activities:
   Depreciation and amortization expenses.        395         367         474
   Amortization of premiums and accretion
    of discounts associated with
    investments, net......................       (823)       (975)       (848)
   (Gains) losses on investments and from
    sales of businesses, net..............       (334)       (132)       (259)
   (Gains) losses on derivatives, net.....        900       1,865        (426)
   (Income) loss from equity method
    investments, net of dividends or
    distributions.........................        314         483         320
   Interest credited to policyholder
    account balances......................      2,235       2,233       2,183
   Universal life and investment-type
    product policy fees...................     (2,227)     (2,542)     (2,584)
   Change in fair value option and
    trading securities....................         17         406         278
   Change in accrued investment income....        (40)         81         113
   Change in premiums, reinsurance and
    other receivables.....................        277      (2,606)       (135)
   Change in deferred policy acquisition
    costs and value of business acquired,
    net...................................        180         108         260
   Change in income tax...................     (2,200)       (438)        238
   Change in other assets.................        309         701         763
   Change in insurance-related
    liabilities and policy-related
    balances..............................      4,029       2,741       2,648
   Change in other liabilities............       (156)      1,731        (461)
   Other, net.............................        (49)         39         (16)
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     operating activities.................      6,354       5,804       5,266
                                           ----------  ----------  ----------
  Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities..............     53,984      74,985      82,744
   Equity securities......................        831         859         651
   Mortgage loans.........................      8,810      11,286      11,189
   Real estate and real estate joint
    ventures..............................        955         762       2,734
   Other limited partnership interests....        565         830       1,185
  Purchases of:
   Fixed maturity securities..............    (55,973)    (72,414)    (76,594)
   Equity securities......................       (607)       (771)       (694)
   Mortgage loans.........................    (10,680)    (16,039)    (16,268)
   Real estate and real estate joint
    ventures..............................       (885)     (1,390)       (823)
   Other limited partnership interests....       (794)       (809)       (668)
  Cash received in connection with
   freestanding derivatives...............      1,661       1,372       1,039
  Cash paid in connection with
   freestanding derivatives...............     (2,688)     (2,451)     (1,012)
  Net change in policy loans..............        (61)         85         357
  Net change in short-term investments....      1,623         694      (1,117)
  Net change in other invested assets.....       (177)       (434)       (603)
  Net change in property, equipment and
   leasehold improvements.................       (177)       (227)         23
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     investing activities.................   $ (3,613)   $ (3,662)   $  2,143
                                           ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                   2017         2016         2015
                                                                                 --------     --------     --------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $ 70,258     $ 64,962     $ 60,216
  Withdrawals...................................................................  (70,215)     (61,252)     (61,248)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................     (525)        (696)      (2,230)
Long-term debt issued...........................................................      169           45          907
Long-term debt repaid...........................................................      (92)         (58)        (673)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (300)        (321)         (66)
Cash paid in connection with noncontrolling interests...........................      (71)          --         (159)
Dividend of subsidiaries........................................................       --         (115)          --
Dividends paid to MetLife, Inc..................................................   (2,523)      (3,600)      (1,489)
Returns of capital..............................................................       (5)         (68)         (11)
Return of capital associated with the purchase of operating joint venture
 interest from an affiliate (Note 8)............................................     (249)          --           --
Other, net......................................................................      164           24            2
                                                                                 --------     --------     --------
  Net cash provided by (used in) financing activities...........................   (3,389)      (1,079)      (4,751)
                                                                                 --------     --------     --------
Effect of change in foreign currency exchange rates on cash and cash
 equivalents balances...........................................................        3           --           --
                                                                                 --------     --------     --------
  Change in cash and cash equivalents...........................................     (645)       1,063        2,658
Cash and cash equivalents, beginning of year....................................    5,714        4,651        1,993
                                                                                 --------     --------     --------
  Cash and cash equivalents, end of year........................................ $  5,069     $  5,714     $  4,651
                                                                                 ========     ========     ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest........................................................................ $    105     $    114     $    123
                                                                                 ========     ========     ========
Income tax...................................................................... $  1,693     $    819     $  1,217
                                                                                 ========     ========     ========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      6     $     10     $      4
                                                                                 ========     ========     ========
Returns of capital.............................................................. $     15     $     --     $     --
                                                                                 ========     ========     ========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     --     $    985     $    903
                                                                                 ========     ========     ========
Transfer of fixed maturity securities from affiliates........................... $    292     $    367     $     --
                                                                                 ========     ========     ========
Transfer of fixed maturity securities to affiliates............................. $     --     $  3,940     $     --
                                                                                 ========     ========     ========
Transfer of mortgage loans to affiliates........................................ $     --     $    626     $     --
                                                                                 ========     ========     ========
Deconsolidation of real estate investment vehicles (1):
  Reduction of long-term debt................................................... $     --     $     --     $    543
                                                                                 ========     ========     ========
  Reduction of real estate and real estate joint ventures....................... $     --     $    354     $    389
                                                                                 ========     ========     ========
  Increase in noncontrolling interests.......................................... $     --     $     --     $    153
                                                                                 ========     ========     ========
  Reduction of noncontrolling interests......................................... $     --     $    354     $     --
                                                                                 ========     ========     ========
Disposal of subsidiaries:
Assets disposed................................................................. $     --     $ 27,476     $     --
Liabilities disposed............................................................       --      (24,572)          --
                                                                                 --------     --------     --------
  Net assets disposed...........................................................       --        2,904           --
Cash disposed...................................................................       --         (115)          --
Dividend of interests in subsidiaries...........................................       --       (2,789)          --
                                                                                 --------     --------     --------
  Loss on dividend of interests in subsidiaries................................. $     --     $     --     $     --
                                                                                 ========     ========     ========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Revisions

    On December 15, 2017, MetLife, Inc. announced that it was undertaking a review of practices and procedures used to estimate its reserves related to certain Retirement and Income Solutions ("RIS") group annuitants who have been unresponsive or missing over time. As a result of this process, the Company increased reserves by $510 million, before income tax, to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. Of this increase, $372 million was considered an error and, recording this amount in the fourth quarter of 2017 financial statements would have had a material effect on the results of operations for 2017. As a result of this adjustment, amounts previously reported have been immaterially restated. The impact of this revision to net income (loss) attributable to Metropolitan Life Insurance Company was a reduction of $21 million and $20 million for the years ended December 31, 2016 and 2015, respectively. In addition, the Company has corrected other unrelated immaterial errors which were previously recorded in the periods the Company identified them.

    The impact of the revisions is shown in the tables below:

                                                                         December 31, 2016
                                                                  -------------------------------
                                                                      As
                                                                  Previously              As
Consolidated Balance Sheets                                        Reported  Revisions  Revised
----------------------------------------------------------------- ---------- --------- ----------
                                                                           (In millions)
Liabilities
  Future policy benefits......................................... $  115,556 $    (37) $  115,519
  Other policy-related balances.................................. $    6,731 $    372  $    7,103
  Deferred income tax liability.................................. $    2,503 $   (118) $    2,385
  Total liabilities.............................................. $  405,584 $    217  $  405,801
Equity
  Retained earnings.............................................. $    9,250 $   (217) $    9,033
  Total Metropolitan Life Insurance Company stockholder's equity. $   26,787 $   (217) $   26,570
  Total equity................................................... $   26,977 $   (217) $   26,760

                                                                   For the Years Ended December 31,
                                                     -------------------------------------------------------------
                                                                 2016                           2015
                                                     ----------------------------- -------------------------------
                                                         As                            As
                                                     Previously             As     Previously              As
Consolidated Statements of Operations                 Reported  Revisions Revised   Reported  Revisions  Revised
---------------------------------------------------- ---------- --------- -------- ---------- --------- ----------
                                                                 (In millions, except per share data)
Revenues
  Net investment income............................. $  11,083   $    --  $ 11,083 $  11,577  $    (38) $   11,539
  Total revenues.................................... $  36,490   $    --  $ 36,490 $  38,771  $    (38) $   38,733
Expenses
  Policyholder benefits and claims.................. $  25,291   $    22  $ 25,313 $  24,527  $     20  $   24,547
  Total expenses.................................... $  34,527   $    22  $ 34,549 $  34,232  $     20  $   34,252
Income (loss) before provision for income tax....... $   1,963   $   (22) $  1,941 $   4,539  $    (58) $    4,481
Provision for income tax expense (benefit).......... $     207   $    (8) $    199 $   1,782  $    (19) $    1,763
Net income (loss)................................... $   1,756   $   (14) $  1,742 $   2,757  $    (39) $    2,718
Net income (loss) attributable to Metropolitan Life
 Insurance Company.................................. $   1,764   $   (14) $  1,750 $   2,757  $    (39) $    2,718

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                       For the Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                                     2016                            2015
                                                        ------------------------------ --------------------------------
                                                            As                             As
                                                        Previously              As     Previously               As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Revisions  Revised   Reported  Revisions   Revised
------------------------------------------------------  ---------- ---------  -------- ---------- ---------  ----------
                                                                                 (In millions)
    Net income (loss).................................. $    1,756 $     (14) $  1,742 $    2,757 $     (39) $    2,718
    Comprehensive income (loss)........................ $    2,190 $     (14) $  2,176 $      408 $     (39) $      369
     Comprehensive income (loss) attributable to
       Metropolitan Life Insurance Company............. $    2,198 $     (14) $  2,184 $      408 $     (39) $      369

                                                                    As
                                                                Previously              As
Consolidated Statements of Equity                                Reported  Revisions  Revised
--------------------------------------------------------------- ---------- --------- ---------
                                                                        (In millions)
Retained Earnings
  Balance at December 31, 2014................................. $  12,470  $   (164) $  12,306
  Net income (loss)............................................ $   2,757  $    (39) $   2,718
  Balance at December 31, 2015................................. $  13,738  $   (203) $  13,535
  Net income (loss)............................................ $   1,764  $    (14) $   1,750
  Balance at December 31, 2016................................. $   9,250  $   (217) $   9,033
Total Metropolitan Life Insurance Company Stockholder's Equity
  Balance at December 31, 2014................................. $  31,957  $   (164) $  31,793
  Balance at December 31, 2015................................. $  30,872  $   (203) $  30,669
  Balance at December 31, 2016................................. $  26,787  $   (217) $  26,570
Total Equity
  Balance at December 31, 2014................................. $  32,349  $   (164) $  32,185
  Balance at December 31, 2015................................. $  31,244  $   (203) $  31,041
  Balance at December 31, 2016................................. $  26,977  $   (217) $  26,760

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                             For the Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                            2016                           2015
                                                               -----------------------------  -----------------------------
                                                                   As                             As
                                                               Previously              As     Previously              As
Consolidated Statements of Cash Flows                           Reported  Revisions  Revised   Reported  Revisions  Revised
-------------------------------------------------------------  ---------- --------- --------  ---------- --------- --------
                                                                                       (In millions)
Cash flows from operating activities
  Net income (loss)...........................................  $  1,756    $ (14)  $  1,742   $  2,757    $ (39)  $  2,718
  Change in income tax........................................  $   (430)   $  (8)  $   (438)  $    257    $ (19)  $    238
  Change in insurance-related liabilities and policy-related
   balances...................................................  $  2,719    $  22   $  2,741   $  2,628    $  20   $  2,648
  Change in other liabilities.................................  $  1,731    $  --   $  1,731   $   (499)   $  38   $   (461)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
--------------------------------------------------------------------------------------------
Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
--------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlements, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The associated liability is recorded at the amount of cash received. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined benefit pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2017 and 2016, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $614 million and $673 million at December 31, 2017 and 2016, respectively. Related depreciation and amortization expense was $124 million, $139 million and $159 million for the years ended December 31, 2017, 2016 and 2015, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $1.3 billion and $1.1 billion at December 31, 2017 and 2016, respectively. Related amortization expense was $164 million, $132 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, prepaid legal plan fees, administrative service fees, and fees related to certain stable value products. Such fees are recognized in the period in which services are performed.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2017 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2017 and 2016.

Adoption of New Accounting Pronouncements

  Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables of $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $419 million.

Future Adoption of New Accounting Pronouncements

  In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to AOCI. The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of approximately $1.0 billion with a corresponding increase to AOCI.

  In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

  In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. The guidance requires that an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item is not used, the line item used in the income statement to present the other components of net benefit cost must be disclosed. In addition, the guidance allows only the service cost component to be eligible for capitalization when applicable. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement with a practical expedient for the estimation basis for applying the retrospective presentation requirements, and prospectively for the capitalization of the service component. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company expects the adoption of the new guidance will reduce the complexity involved with the evaluation of goodwill for impairment. The impact of this guidance will depend on the outcomes of future goodwill impairment tests.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $63 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings. The estimated financial statement impact related to cost method other limited partnership interests and real estate joint ventures was not material.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification (ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of prepaid legal plans and administrative-only contracts within the U.S. segment, and distribution and administrative services fees within the MetLife Holdings segment. As other revenues represents approximately 4% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue. The Company expects to expand its qualitative disclosures within the notes to the consolidated financial statements.

Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the LCH. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") through a distribution of 96,776,670 shares of the 119,773,106 shares of Brighthouse Financial, Inc. common stock outstanding, representing 80.8% of those shares, to MetLife, Inc. common shareholders (the "Separation"). MetLife, Inc. retained the remaining ownership interest of 22,996,436 shares, or 19.2%, of Brighthouse Financial, Inc. common stock outstanding.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

 . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

 . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including capital market investment products, institutional income annuities, stable value and pension risk transfer products. This business also includes products to fund tort settlements, as well as postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the years ended December 31, 2016 and 2015, Corporate & Other includes business of the Company that was transferred to Brighthouse. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                 MetLife    Corporate                               Total
Year Ended December 31, 2017                           U.S.      Holdings    & Other      Total     Adjustments  Consolidated
--------------------------------------------------- ----------  ----------  ---------  -----------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums........................................... $   19,496  $    3,420  $       9  $    22,925   $       --   $    22,925
Universal life and investment-type product policy
 fees..............................................      1,004       1,126         --        2,130           97         2,227
Net investment income..............................      6,206       4,920       (243)      10,883         (370)       10,513
Other revenues.....................................        781         200        589        1,570           --         1,570
Net investment gains (losses)......................         --          --         --           --          334           334
Net derivative gains (losses)......................         --          --         --           --         (344)         (344)
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total revenues...................................     27,487       9,666        355       37,508         (283)       37,225
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................     20,558       6,006          4       26,568          321        26,889
Interest credited to policyholder account balances.      1,459         779         --        2,238           (3)        2,235
Capitalization of DAC..............................        (48)        (13)        --          (61)          --           (61)
Amortization of DAC and VOBA.......................         56         303         --          359         (118)          241
Interest expense on debt...........................         11           8         87          106           --           106
Other expenses.....................................      2,717       1,201        930        4,848            1         4,849
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total expenses...................................     24,753       8,284      1,021       34,058          201        34,259
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Provision for income tax expense (benefit).........        954         427       (368)       1,013       (1,574)         (561)
                                                    ----------  ----------  ---------  -----------               ------------
  Adjusted earnings................................ $    1,780  $      955  $    (298)       2,437
                                                    ==========  ==========  =========
Adjustments to:
Total revenues.....................................                                           (283)
Total expenses.....................................                                           (201)
Provision for income tax (expense) benefit.........                                          1,574
                                                                                       -----------
  Net income (loss)..........................................                          $     3,527                $     3,527
                                                                                       ===========               ============

                                                     MetLife   Corporate
 At December 31, 2017                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  245,750 $  163,397 $  25,148 $  434,295
 Separate account assets................ $   80,240 $   50,585 $      -- $  130,825
 Separate account liabilities........... $   80,240 $   50,585 $      -- $  130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                               Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments  Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  -----------  ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,921  $     4,411  $       61  $    22,393  $        --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440          102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614         (531)      11,083
Other revenues.....................................         750          110         618        1,478           --        1,478
Net investment gains (losses)......................          --           --          --           --          132          132
Net derivative gains (losses)......................          --           --          --           --       (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total revenues...................................      25,734       11,363         828       37,925       (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends............................      18,968        7,244         130       26,342          171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236           (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)          --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787         (346)         441
Interest expense on debt...........................          10            7          95          112           --          112
Other expenses.....................................       2,770        1,850         825        5,445          137        5,582
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total expenses...................................      23,041       10,416       1,133       34,590          (41)      34,549
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686         (487)         199
                                                    -----------  -----------  ----------  -----------               -----------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)....................................................................   $     1,742               $     1,742
                                                                                          ===========               ===========

                                             MetLife     Corporate
At December 31, 2016              U.S.       Holdings     & Other      Total
----------------------------- ------------ ------------ ----------- ------------
                                                (In millions)
Total assets................. $    247,555 $    163,024 $    21,982 $    432,561
Separate account assets...... $     85,854 $     47,982 $        -- $    133,836
Separate account liabilities. $     85,854 $     47,982 $        -- $    133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2015                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,340  $     4,527  $       67  $    21,934  $       --  $    21,934
Universal life and investment-type product policy
 fees..............................................         941        1,294         249        2,484         100        2,584
Net investment income..............................       6,011        5,890          94       11,995        (456)      11,539
Other revenues.....................................         729          135         672        1,536          --        1,536
Net investment gains (losses)......................          --           --          --           --         259          259
Net derivative gains (losses)......................          --           --          --           --         881          881
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total revenues...................................      25,021       11,846       1,082       37,949         784       38,733
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,415        7,207         125       25,747          64       25,811
Interest credited to policyholder account balances.       1,212          933          34        2,179           4        2,183
Capitalization of DAC..............................         (71)        (409)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.......................          59          527          44          630         112          742
Interest expense on debt...........................           5            4         113          122          --          122
Other expenses.....................................       2,724        1,825       1,324        5,873           3        5,876
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total expenses...................................      22,344       10,087       1,638       34,069         183       34,252
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         961          556          37        1,554         209        1,763
                                                    -----------  -----------  ----------  -----------              -----------
  Adjusted earnings................................ $     1,716  $     1,203  $     (593)       2,326
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                               784
Total expenses.....................................                                              (183)
Provision for income tax (expense) benefit.........                                              (209)
                                                                                          -----------
  Net income (loss)................................                                       $     2,718              $     2,718
                                                                                          ===========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2017     2016    2015
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,139  $13,907 $13,811
     Accident & health insurance..................   7,933    7,889   7,475
     Annuities....................................   5,390    4,379   4,548
     Non-insurance................................     260      238     220
                                                   -------  ------- -------
      Total....................................... $26,722  $26,413 $26,054
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively, which represented 11%, 10% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2017     2016
                                         -------- --------
                                           (In millions)
                      U.S............... $131,224 $124,877
                      MetLife Holdings..   89,012   89,874
                      Corporate & Other.      294      337
                                         -------- --------
                       Total............ $220,530 $215,088
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

-------------------------------------------------------------------------------
Product Type:                Measurement Assumptions:
-------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for
                               death and endowment policy benefits (calculated
                               based upon the non-forfeiture interest rate,
                               ranging from 3% to 7%, and mortality rates
                               guaranteed in calculating the cash surrender
                               values described in such contracts); and
                               (ii) the liability for terminal dividends.
-------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of future expected
                               benefit payments and related expenses less the
                               present value of future expected net premiums.
                               Assumptions as to mortality and persistency are
                               based upon the Company's experience when the
                               basis of the liability is established. Interest
                               rate assumptions for the aggregate future
                               policy benefit liabilities range from 2% to 11%.
-------------------------------------------------------------------------------
Individual and group         Present value of future expected payments.
traditional fixed annuities    Interest rate assumptions used in establishing
after annuitization            such liabilities range from 1% to 11%.
-------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as
insurance                      to future morbidity, withdrawals and interest,
                               which provide a margin for adverse deviation.
                               Interest rate assumptions used in establishing
                               such liabilities range from 4% to 7%.
-------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience
                               assumptions as to claim terminations, expenses
                               and interest. Interest rate assumptions used in
                               establishing such liabilities range from 2% to
                               8%.
-------------------------------------------------------------------------------

  Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 21%, 26% and 27% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        .  Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                Universal and Variable
                              Annuity Contracts     Life Contracts
                              ----------------  ----------------------
                                                Secondary    Paid-Up
                              GMDBs    GMIBs    Guarantees  Guarantees  Total
                              -----    -----    ----------  ---------- ------
                                             (In millions)
Direct:
Balance at January 1, 2015... $ 196    $ 458          $541        $ 82 $1,277
Incurred guaranteed benefits.    37       80            86           9    212
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   232      538           627          91  1,488
Incurred guaranteed benefits.    55       63            92          11    221
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)    (134)          (99)         --   (251)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   268      467           620         102  1,457
Incurred guaranteed benefits.    58      112           105           7    282
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $725        $109 $1,739
                              =====    =====    ==========  ========== ======
Ceded:
Balance at January 1, 2015... $  37    $  24          $305        $ 57 $  423
Incurred guaranteed benefits.    14        2            49           6     71
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.    50       26           354          63    493
Incurred guaranteed benefits.    13      (8)           (8)           8      5
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)     (39)          (97)         --   (154)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.    44      (21)          249          71    343
Incurred guaranteed benefits.  (44)       21            23           5      5
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $  --    $  --          $272        $ 76 $  348
                              =====    =====    ==========  ========== ======
Net:
Balance at January 1, 2015... $ 159    $ 434          $236        $ 25 $  854
Incurred guaranteed benefits.    23       78            37           3    141
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   182      512           273          28    995
Incurred guaranteed benefits.    42       71           100           3    216
Paid guaranteed benefits.....    --       --            --          --     --
Dispositions (1).............    --     (95)           (2)          --   (97)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   224      488           371          31  1,114
Incurred guaranteed benefits.   102       91            82           2    277
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $453        $ 33 $1,391
                              =====    =====    ==========  ========== ======

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                                In the             At             In the             At
                                            Event of Death    Annuitization   Event of Death    Annuitization
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................  $    56,136      $    25,257      $    54,629      $    24,310
  Separate account value...................  $    45,431      $    24,336      $    43,359      $    23,330
  Net amount at risk.......................  $       990 (3)  $       353 (4)  $     1,386 (3)  $       328 (4)
Average attained age of contractholders....     66 years         65 years         65 years         64 years
Other Annuity Guarantees:
  Total account value (2)..................          N/A      $       141              N/A      $       141
  Net amount at risk.......................          N/A      $        92 (5)          N/A      $        92 (5)
Average attained age of contractholders....          N/A         52 years              N/A         52 years

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                              Secondary          Paid-Up        Secondary          Paid-Up
                                               Guarantees       Guarantees       Guarantees      Guarantees
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................  $     4,679      $       977      $     4,306      $     1,014
  Net amount at risk (6)...................  $    46,704      $     6,713      $    49,161      $     7,164
Average attained age of policyholders......     54 years         62 years         53 years         62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2017    2016
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $21,464 $19,929
                        Balanced........  19,443  18,833
                        Bond............   3,798   3,882
                        Money Market....      57      64
                                         ------- -------
                         Total.......... $44,762 $42,708
                                         ======= =======

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $42.7 billion, $39.7 billion and $35.1 billion, respectively, and repaid $41.4 billion, $38.5 billion and $35.5 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.2 billion and $30.8 billion, respectively.

  Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of New York. Holdings of common stock of the FHLB of New York, included in equity securities, were $733 million and $748 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                     Collateral
                      ------------------------- ----------------------------------
                                              December 31,
                      ------------------------------------------------------------
                          2017         2016           2017              2016
                      ------------ ------------ ----------------  ----------------
                                             (In millions)
FHLB of New York (1). $     14,445 $     14,445 $     16,605  (2) $     16,828 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,644  $          2,645

--------
(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                        (Dollars in millions)
    2011........ $   6,318   $   6,290   $   6,293   $   6,269   $   6,287   $   6,295   $   6,294       $    1          207,301
    2012........                 6,503       6,579       6,569       6,546       6,568       6,569            3          208,626
    2013........                             6,637       6,713       6,719       6,720       6,730           15          210,643
    2014........                                         6,986       6,919       6,913       6,910            5          210,797
    2015........                                                     7,040       7,015       7,014           12          211,597
    2016........                                                                 7,125       7,085           21          206,610
    2017........                                                                             7,432          898          186,954
                                                                                        ----------
 Total................................................................................      48,034
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance    (46,136)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......          5
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   1,903
                                                                                        ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                            For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                          (Unaudited)
                     -------------------------------------------------------------
Incurral Year           2011         2012         2013        2014        2015        2016         2017
-------------         ----------   ----------  ----------  ----------  ----------  ----------  ------------
                                                             (In millions)
    2011............ $    4,982   $    6,194   $    6,239  $    6,256  $    6,281  $    6,290   $     6,292
    2012............                   5,132        6,472       6,518       6,532       6,558         6,565
    2013............                                5,216       6,614       6,664       6,678         6,711
    2014............                                            5,428       6,809       6,858         6,869
    2015............                                                        5,524       6,913         6,958
    2016............                                                                    5,582         6,980
    2017............                                                                                  5,761
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    46,136
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                    -------------------------------------------------------------------------------------------
Years..............            1             2            3            4            5            6            7
Group Life -- Term.         78.3%         20.0%         0.7%         0.2%         0.4%         0.1%         --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                               (Dollars in millions)
    2011........ $     955   $     916   $     894   $     914   $     924   $     923   $     918       $   --           21,642
    2012........                   966         979         980       1,014       1,034       1,037           --           20,085
    2013........                             1,008       1,027       1,032       1,049       1,070           --           21,123
    2014........                                         1,076       1,077       1,079       1,101           --           22,838
    2015........                                                     1,082       1,105       1,093            4           21,136
    2016........                                                                 1,131       1,139           26           17,585
    2017........                                                                             1,244          585            9,258
                                                                                        ----------
 Total................................................................................       7,602
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance     (3,006)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......      2,539
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   7,135
                                                                                        ==========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ------------------------------------------------------------------------------------------
                                               For the Years Ended December 31,
                  ------------------------------------------------------------------------------------------
                                            (Unaudited)
                  ---------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017
-------------     ----------- ------------ ------------ ------------ ------------ ------------ -------------
                                                              (In millions)
    2011......... $        44 $        217 $        337 $        411 $        478 $        537  $        588
    2012.........                       43          229          365          453          524           591
    2013.........                                    43          234          382          475           551
    2014.........                                                 51          266          428           526
    2015.........                                                              50          264           427
    2016.........                                                                           49           267
    2017.........                                                                                         56
                                                                                               -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $      3,006
                                                                                               =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                                  Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                            ------------------------------------------------------------------------------------------
Years......................           1             2             3            4          5             6            7
Group Long-Term Disability.         4.4%         18.8%         13.9%         8.5%       7.1%         6.4%         5.6%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2017 compared to the 2016 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2017. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion and $5.8 billion at December 31, 2017 and 2016, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2017 and 2016. The amount of interest accretion recognized was $510 million, $565 million and $517 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                 December 31, 2017
                                                                                         ----------------------------------
                                                                                                   (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term....................................................................... $          1,903
Group Long-Term Disability..............................................................            7,135
                                                                                         ----------------
  Total.................................................................................                  $           9,038
Other insurance lines - all segments combined...........................................                                504
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance......                              9,542
                                                                                                          -----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term.......................................................................               16
Group Long-Term Disability..............................................................               95
                                                                                         ----------------
  Total.................................................................................                                111
Other insurance lines - all segments combined...........................................                                 29
                                                                                                          -----------------
  Total reinsurance recoverable on unpaid claims........................................                                140
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expense...........................                              9,682
Discounting.............................................................................                            (1,272)
                                                                                                          -----------------
Liability for unpaid claims and claim adjustment liabilities - short-duration...........                              8,410
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines..                              3,680
                                                                                                          -----------------
   Total liability for unpaid claims and claim adjustment expense (included in future
    policy benefits and other policy-related balances)..................................                  $          12,090
                                                                                                          =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                       Years Ended December 31,
                                            -----------------------------------------------
                                                 2017          2016 (1)        2015 (2)
                                            --------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $        11,621 $         7,527 $         7,310
  Less: Reinsurance recoverables...........           1,251             273             286
                                            --------------- --------------- ---------------
Net balance at December 31 of prior period.          10,370           7,254           7,024
Cumulative adjustment (3)..................              --           3,277              --
                                            --------------- --------------- ---------------
Net balance at January 1,..................          10,370          10,531           7,024
Incurred related to:
  Current year.............................          16,264          15,978           5,316
  Prior years (4)..........................             175             322              13
                                            --------------- --------------- ---------------
    Total incurred.........................          16,439          16,300           5,329
Paid related to:
  Current year.............................        (12,212)        (12,454)         (3,415)
  Prior years..............................         (3,908)         (3,905)         (1,684)
                                            --------------- --------------- ---------------
    Total paid.............................        (16,120)        (16,359)         (5,099)
Dispositions (5)...........................              --           (102)              --
                                            --------------- --------------- ---------------
Net balance at December 31,................          10,689          10,370           7,254
  Add: Reinsurance recoverables............           1,401           1,251             273
                                            --------------- --------------- ---------------
Balance at December 31,.................... $        12,090 $        11,621 $         7,527
                                            =============== =============== ===============

--------

(1) In addition to the revisions discussed in Note 1, at December 31, 2016, the Net balance decreased by $712 million and the Reinsurance recoverables increased by $712 million from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

(2) Limited to group accident and non-medical health policies and contracts.

(3) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(4) During 2017, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(5) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $75.2 billion and $73.6 billion at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.6 billion and $60.2 billion at December 31, 2017 and 2016, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.39% at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  For the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2017             2016             2015
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,714   $        5,977   $        5,905
Capitalizations.................................................              61              332              482
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).              91              353             (111)
Other expenses..................................................            (331)            (791)            (624)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (240)            (438)            (735)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................            (215)             (12)             325
Dispositions (1)................................................              --           (1,145)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,320            4,714            5,977
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              29               66               70
Amortization related to:
Other expenses..................................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              --               13                3
Dispositions (1)................................................              --              (47)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               29               66
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,348   $        4,743   $        6,043
                                                                 ===============  ===============  ===============

--------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2017          2016
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        413  $        421
                 MetLife Holdings..         3,930         4,317
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,348  $      4,743
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2017        2016        2015
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $      105  $      130  $      122
   Capitalization.......................          1           4           8
   Amortization.........................         (8)        (16)        (21)
   Unrealized investment gains (losses).         (5)          1          21
   Dispositions (1)..................... $       --  $      (14) $       --
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $      105  $      130
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      235  $      265  $      295
   Amortization.........................        (28)        (30)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      207  $      235  $      265
                                         ==========  ==========  ==========
   Accumulated amortization............. $      250  $      222  $      192
                                         ==========  ==========  ==========

--------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2018.......................... $          2 $          26
           2019.......................... $          2 $          24
           2020.......................... $          2 $          22
           2021.......................... $          2 $          19
           2022.......................... $          2 $          17

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. For the periods presented, the Company reinsured 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount it retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to insure risks issued within territories that it believes are subject to the greatest catastrophic risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2017 and 2016 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2017 and 2016.

  At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2017            2016            2015
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      23,062   $      21,931   $      21,497
Reinsurance assumed...........................................          1,116           1,687           1,679
Reinsurance ceded.............................................         (1,253)         (1,225)         (1,242)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,925   $      22,393   $      21,934
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       2,492   $       3,006   $       3,050
Reinsurance assumed...........................................             12              60              58
Reinsurance ceded.............................................           (277)           (524)           (524)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,227   $       2,542   $       2,584
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         930   $         851   $         875
Reinsurance assumed...........................................             35              (2)              5
Reinsurance ceded.............................................            605             629             656
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,570   $       1,478   $       1,536
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      26,199   $      25,248   $      24,561
Reinsurance assumed...........................................            875           1,496           1,454
Reinsurance ceded.............................................         (1,282)         (1,431)         (1,468)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,792   $      25,313   $      24,547
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,199   $       2,279   $       2,240
Reinsurance assumed...........................................             49              35              33
Reinsurance ceded.............................................            (13)            (81)            (90)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,235   $       2,233   $       2,183
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,489   $       4,830   $       5,448
Reinsurance assumed...........................................            138             583             340
Reinsurance ceded.............................................            508             390             470
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,135   $       5,803   $       6,258
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                   -----------------------------------------------------------------------------------
                                                     2017                                      2016
                                   ----------------------------------------- -----------------------------------------
                                                                     Total                                     Total
                                                                    Balance                                   Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed     Ceded      Sheet
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,491  $    448  $  19,159   $ 22,098  $  2,212  $    620  $  19,551   $ 22,383
Deferred policy acquisition costs
 and value of business acquired...     4,581        17       (250)     4,348     4,977        55       (289)     4,743
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total assets....................  $  7,072  $    465  $  18,909   $ 26,446  $  7,189  $    675  $  19,262   $ 27,126
                                   ========= ========= ==========  ========= ========= ========= ==========  =========
Liabilities
Future policy benefits............  $118,077  $  1,342  $      (4)  $119,415  $113,883  $  1,640  $      (4)  $115,519
Policyholder account balances.....    93,758       181         --     93,939    91,889       577         --     92,466
Other policy-related balances.....     6,914       247         15      7,176     6,727       358         18      7,103
Other liabilities.................     8,498     2,242     16,669     27,409    10,735     2,229     16,533     29,497
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total liabilities...............  $227,247  $  4,012  $  16,680   $247,939  $223,234  $  4,804  $  16,547   $244,585
                                   ========= ========= ==========  ========= ========= ========= ==========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.3 billion and $14.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $1.9 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company and GALIC, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. that were part of the Separation. See Note 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                 2017         2016         2015
                                                              ----------- ------------ ------------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $      122  $       727  $       701
Reinsurance ceded............................................       (132)         (45)         (40)
                                                              ----------- ------------ ------------
  Net premiums...............................................  $     (10)  $       682  $       661
                                                              =========== ============ ============
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       12  $        60  $        58
Reinsurance ceded............................................        (19)        (138)        (141)
                                                              ----------- ------------ ------------
  Net universal life and investment-type product policy fees.  $      (7)  $      (78)  $      (83)
                                                              =========== ============ ============
Other revenues
Reinsurance assumed..........................................  $       37  $       (1)  $         5
Reinsurance ceded............................................         563          575          607
                                                              ----------- ------------ ------------
  Net other revenues.........................................  $      600  $       574  $       612
                                                              =========== ============ ============
Policyholder benefits and claims
Reinsurance assumed..........................................  $       69  $       697  $       652
Reinsurance ceded............................................       (122)        (110)        (106)
                                                              ----------- ------------ ------------
  Net policyholder benefits and claims.......................  $     (53)  $       587  $       546
                                                              =========== ============ ============
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       47  $        34  $        32
Reinsurance ceded............................................        (13)         (81)         (90)
                                                              ----------- ------------ ------------
  Net interest credited to policyholder account balances.....  $       34  $      (47)  $      (58)
                                                              =========== ============ ============
Other expenses
Reinsurance assumed..........................................  $       40  $       490  $       245
Reinsurance ceded............................................         600          570          578
                                                              ----------- ------------ ------------
  Net other expenses.........................................  $      640  $     1,060  $       823
                                                              =========== ============ ============

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2017                      2016
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded       Assumed       Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       47  $    12,762   $      229  $    13,334
Deferred policy acquisition costs and value of business acquired.          --         (180)          38         (198)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       47  $    12,582   $      267  $    13,136
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $      380  $        (4)  $      663  $        (4)
Policyholder account balances....................................         166           --          563           --
Other policy-related balances....................................         104           15          212           18
Other liabilities................................................       1,858       12,970        1,853       13,065
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    2,508  $    12,981   $    3,291  $    13,079
                                                                  =========== ============  =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $16 million and $10 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($6) million, ($2) million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $460 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($110) million, $33 million and $47 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $882 million and $767 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivative were ($115) million, ($73) million and $404 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $3 million and $390 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $263 million, ($32) million and ($55) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $13 million and $293 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.5 billion and $11.7 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on affiliated reinsurance were $1.8 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                             December 31,
                                                                                     -----------------------------
                                                                                          2017            2016
                                                                                     --------------  --------------
                                                                                             (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $      40,463   $      40,834
Other policy-related balances.......................................................            222             257
Policyholder dividends payable......................................................            437             443
Policyholder dividend obligation....................................................          2,121           1,931
Current income tax payable..........................................................             --               4
Other liabilities...................................................................            212             196
                                                                                     --------------  --------------
  Total closed block liabilities....................................................         43,455          43,665
                                                                                     --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............         27,904          27,220
Equity securities available-for-sale, at estimated fair value.......................             70             100
Mortgage loans......................................................................          5,878           5,935
Policy loans........................................................................          4,548           4,553
Real estate and real estate joint ventures..........................................            613             655
Other invested assets...............................................................            731           1,246
                                                                                     --------------  --------------
  Total investments.................................................................         39,744          39,709
Accrued investment income...........................................................            477             467
Premiums, reinsurance and other receivables; cash and cash equivalents..............             14              86
Current income tax recoverable......................................................             35              --
Deferred income tax assets..........................................................             36             177
                                                                                     --------------  --------------
  Total assets designated to the closed block.......................................         40,306          40,439
                                                                                     --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block.....          3,149           3,226
                                                                                     --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................          1,863           1,517
Unrealized gains (losses) on derivatives, net of income tax.........................            (7)              95
Allocated to policyholder dividend obligation, net of income tax....................        (1,379)         (1,255)
                                                                                     --------------  --------------
  Total amounts included in AOCI....................................................            477             357
                                                                                     --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $       3,626   $       3,583
                                                                                     ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------- ------------- ------------
                                                                            (In millions)
Balance at January 1,.........................................  $      1,931  $      1,783  $     3,155
Change in unrealized investment and derivative gains (losses).           190           148      (1,372)
                                                               ------------- ------------- ------------
Balance at December 31,.......................................  $      2,121  $      1,931  $     1,783
                                                               ============= ============= ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                                       Years Ended December 31,
                                                                               ----------------------------------------
                                                                                   2017          2016          2015
                                                                               ------------  ------------  ------------
                                                                                             (In millions)
Revenues
Premiums...................................................................... $      1,736  $      1,804  $      1,850
Net investment income.........................................................        1,818         1,902         1,982
Net investment gains (losses).................................................            1           (10)          (23)
Net derivative gains (losses).................................................          (32)           25            27
                                                                               ------------  ------------  ------------
  Total revenues..............................................................        3,523         3,721         3,836
                                                                               ------------  ------------  ------------
Expenses
Policyholder benefits and claims..............................................        2,453         2,563         2,564
Policyholder dividends........................................................          976           953         1,015
Other expenses................................................................          125           133           143
                                                                               ------------  ------------  ------------
  Total expenses..............................................................        3,554         3,649         3,722
                                                                               ------------  ------------  ------------
  Revenues, net of expenses before provision for income tax expense (benefit).          (31)           72           114
Provision for income tax expense (benefit)....................................           12            24            41
                                                                               ------------  ------------  ------------
  Revenues, net of expenses and provision for income tax expense (benefit).... $        (43) $         48  $         73
                                                                               ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                       December 31, 2017                                    December 31, 2016
                      ---------------------------------------------------- ----------------------------------------------------
                                        Gross Unrealized                                     Gross Unrealized
                       Cost or   -----------------------------  Estimated   Cost or   -----------------------------  Estimated
                      Amortized            Temporary    OTTI      Fair     Amortized            Temporary    OTTI      Fair
                        Cost       Gains    Losses   Losses (1)   Value      Cost       Gains    Losses   Losses (1)   Value
                      ---------- --------- --------- ---------- ---------- ---------- --------- --------- ---------- ----------
                                                                    (In millions)
Fixed maturity securities:
U.S. corporate.......  $  53,291  $  5,037  $   238    $   --    $  58,090  $  52,665  $  4,079  $   586    $   --    $  56,158
U.S. government and
 agency..............     35,021     3,755      231        --       38,545     32,834     3,238      457        --       35,615
Foreign corporate....     24,367     1,655      426        --       25,596     24,596       957    1,196        --       24,357
RMBS.................     21,735     1,039      181       (41)      22,634     22,786       911      290       (10)      23,417
ABS..................      7,808        73       15        --        7,866      7,567        32       95        --        7,504
State and political
 subdivision.........      6,310     1,245        3         1        7,551      6,252       928       44        --        7,136
CMBS.................      5,390       124       26        --        5,488      4,876       118       59        --        4,935
Foreign government...      3,887       641       26        --        4,502      3,565       507       74        --        3,998
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total fixed
   maturity
   securities........  $ 157,809  $ 13,569  $ 1,146    $  (40)   $ 170,272  $ 155,141  $ 10,770  $ 2,801    $  (10)   $ 163,120
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========
Equity securities:
Common stock.........  $   1,190  $     75  $    14    $   --    $   1,251  $   1,220  $     91  $    12    $   --    $   1,299
Non-redeemable
 preferred stock.....        389        21        3        --          407        565        14       39        --          540
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total equity
   securities........  $   1,579  $     96  $    17    $   --    $   1,658  $   1,785  $    105  $    51    $   --    $   1,839
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million and less than $1 million with unrealized gains (losses) of ($3) million and less than $1 million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,372     $  34,198     $  30,434      $  51,872   $  34,933  $  157,809
Estimated fair value.   $  6,362     $  35,197     $  32,042      $  60,683   $  35,988  $  170,272

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2017                           December 31, 2016
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   3,727   $   57    $   2,523   $  181    $   8,406  $    337   $   2,260  $    249
U.S. government and agency........     13,905       76        3,018      155        6,032       457          --        --
Foreign corporate.................      1,677       43        3,912      383        5,343       336       4,523       860
RMBS..............................      3,673       30        3,332      110        6,662       187       1,707        93
ABS...............................        732        3          358       12        1,482        12       1,714        83
State and political subdivision...        106        1          120        3          943        43          17         1
CMBS..............................        844        6          193       20          922        15         432        44
Foreign government................        247        6          265       20          581        26         309        48
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  24,911   $  222    $  13,721   $  884    $  30,371  $  1,413   $  10,962  $  1,378
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Equity securities:
Common stock......................  $      88   $   14    $       2   $   --    $      58  $     12   $      10  $     --
Non-redeemable preferred stock....         42       --           41        3          139         6         120        33
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total equity securities.........  $     130   $   14    $      43   $    3    $     197  $     18   $     130  $     33
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      1,327                 1,108                 3,076                   940
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $1.7 billion during the year ended December 31, 2017 to $1.1 billion. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2017, $109 million of the total $1.1 billion of gross unrealized losses were from 24 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

     Gross unrealized losses on equity securities decreased $34 million during the year ended December 31, 2017 to $17 million.

   Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $68 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 38%, were related to gross unrealized losses on 14 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2017                    2016
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans:
Commercial.....................  $    35,440      60.6%  $    34,008      60.1%
Agricultural...................       12,712       21.8       12,358       21.9
Residential....................       10,058       17.2        9,895       17.5
                                ------------ ---------- ------------ ----------
  Subtotal (1).................       58,210       99.6       56,261       99.5
Valuation allowances...........        (271)      (0.5)        (267)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       57,939       99.1       55,994       99.0
Residential -- FVO.............          520        0.9          566        1.0
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    58,459     100.0%  $    56,560     100.0%
                                ============ ========== ============ ==========

--------

    (1)Purchases of mortgage loans, primarily residential, were $3.1 billion and $2.9 billion for the years ended December 31, 2017 and 2016, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2017, 2016 and 2015 were $2.5 billion, $3.6 billion and
  $3.0 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $2.1 billion and $1.8 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2017
Commercial........  $      --  $     --   $     --   $       --   $       --  $      35,440  $      173  $      --  $      5
Agricultural......         22        21          2           27           27         12,664          38         46        32
Residential.......         --        --         --          358          324          9,734          58        324       285
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      22  $     21   $      2   $      385   $      351  $      57,838  $      269  $     370  $    322
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========
December 31, 2016
Commercial........  $      --  $     --   $     --   $       12   $       12  $      33,996  $      167  $      12  $     30
Agricultural......         11         9          1           27           27         12,322          37         35        49
Residential.......         --        --         --          265          241          9,654          62        241       188
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      11  $      9   $      1   $      304   $      280  $      55,972  $      266  $     288  $    267
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $120 million, $60 million and $84 million, respectively, for the year ended December 31, 2015.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial    Agricultural   Residential      Total
                                --------------  ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2015.....  $         182   $         35  $         41  $         258
Provision (release)............              2              2            30             34
Charge-offs, net of recoveries.            (19)            --          (16)           (35)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2015...            165             37            55            257
Provision (release)............              6              1            23             30
Charge-offs, net of recoveries.             --             --          (16)           (16)
Dispositions (1)...............            (4)             --            --            (4)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2016...            167             38            62            267
Provision (release)............              6              4             8             18
Charge-offs, net of recoveries.             --            (2)          (12)           (14)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2017...  $         173   $         40  $         58  $         271
                                ==============  ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                       Recorded Investment
                       ----------------------------------------------------
                         Debt Service Coverage Ratios                                Estimated
                       --------------------------------                      % of      Fair          % of
                        > 1.20x      1.00x - 1.20x < 1.00x      Total        Total     Value         Total
                       ----------    ------------- -------    ----------    -------- ----------    ---------
                                                 (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%......... $   29,346      $   1,359   $   198    $   30,903       87.2% $   31,563        87.5%
65% to 75%............      3,245             95       114         3,454         9.7      3,465          9.6
76% to 80%............        149            171        57           377         1.1        363          1.0
Greater than 80%......        400            159       147           706         2.0        665          1.9
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   33,140      $   1,784   $   516    $   35,440      100.0% $   36,056       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========
December 31, 2016
Loan-to-value ratios:
Less than 65%......... $   29,352      $   1,036   $   564    $   30,952       91.0% $   31,320        91.2%
65% to 75%............      2,522             --       198         2,720         8.0      2,694          7.9
76% to 80%............        116             --        --           116         0.3        115          0.3
Greater than 80%......        118             27        75           220         0.7        214          0.6
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   32,108      $   1,063   $   837    $   34,008      100.0% $   34,343       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          ---------------------------------------------------
                                    2017                      2016
                          ------------------------- -------------------------
                            Recorded       % of       Recorded       % of
                           Investment      Total     Investment      Total
                          ------------- ----------- ------------- -----------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%......... $      12,082       95.0% $      11,829       95.7%
   65% to 75%............           581         4.6           424         3.4
   76% to 80%............            40         0.3            17         0.2
   Greater than 80%......             9         0.1            88         0.7
                          ------------- ----------- ------------- -----------
     Total............... $      12,712      100.0% $      12,358      100.0%
                          ============= =========== ============= ===========

    The estimated fair value of agricultural mortgage loans was $12.8 billion and $12.5 billion at December 31, 2017 and 2016, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                          ----------------------------------------------------
                                     2017                      2016
                          -------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                          -------------- ----------- ------------- -----------
                                         (Dollars in millions)
 Performance indicators:
 Performing..............  $       9,614       95.6%  $      9,563       96.6%
 Nonperforming...........            444         4.4           332         3.4
                          -------------- ----------- ------------- -----------
   Total.................  $      10,058      100.0%  $      9,895      100.0%
                          ============== =========== ============= ===========

     The estimated fair value of residential mortgage loans was $10.6 billion and $10.3 billion at December 31, 2017 and 2016, respectively.

  Past Due and Nonaccrual Mortgage Loans

      The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                   Nonaccrual
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...        $       --        $       --        $       --        $       --        $       --        $       --
Agricultural.               134               127               125               104                36                23
Residential..               444               332                --                --               444               332
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
   Total.....        $      578        $      459        $      125        $      104        $      480        $      355
              ================= ================= ================= ================= ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $120 million and $108 million pre-modification and post-modification, respectively. For the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. For the years ended December 31, 2017 and 2016, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

    Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates, annuities funding structured settlement claims and leveraged and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.8 billion and $1.7 billion at December 31, 2017 and 2016, respectively. Losses from tax credit partnerships included within net investment income were $259 million, $166 million, and $163 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                  December 31,
                                                  --------------------------------------------
                                                          2017                   2016
                                                  --------------------- ----------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ----------
                                                                 (In millions)
Rental receivables, net..........................  $      911  $    278  $    1,171  $     300
Estimated residual values........................         649        42         690         42
                                                  ----------- --------- ----------- ----------
  Subtotal.......................................       1,560       320       1,861        342
Unearned income..................................       (448)     (113)       (572)      (127)
                                                  ----------- --------- ----------- ----------
  Investment in leases, net of non-recourse debt.  $    1,112  $    207  $    1,289  $     215
                                                  =========== ========= =========== ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leveraged lease receivables and direct financing rental receivables were performing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The deferred income tax liability related to leveraged leases was $875 million and $1.3 billion at December 31, 2017 and 2016, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.1 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation that would result from the realization of the unrealized gains (losses) are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses) included in AOCI, were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2017          2016          2015
                                                                                   ------------  ------------  -----------
                                                                                                (In millions)
Fixed maturity securities.........................................................  $    12,349   $     7,912   $    7,331
Fixed maturity securities with noncredit OTTI losses included in AOCI.............           40            10          (39)
                                                                                   ------------  ------------  -----------
  Total fixed maturity securities.................................................       12,389         7,922        7,292
Equity securities.................................................................          119            72           27
Derivatives.......................................................................        1,396         2,244        2,208
Other.............................................................................            1            16          137
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       13,905        10,254        9,664
                                                                                   ------------  ------------  -----------
Amounts allocated from:
Future policy benefits............................................................          (19)           (9)          (7)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................           --            (1)          --
DAC, VOBA and DSI.................................................................         (790)         (569)        (572)
Policyholder dividend obligation..................................................       (2,121)       (1,931)      (1,783)
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       (2,930)      (2,510)       (2,362)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (14)           (3)           14
Deferred income tax benefit (expense).............................................       (3,704)       (2,690)      (2,542)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses)........................................        7,257         5,051        4,774
Net unrealized investment gains (losses) attributable to noncontrolling interests.           --            --           (1)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses) attributable to Metropolitan Life
   Insurance Company..............................................................  $     7,257   $     5,051   $    4,773
                                                                                   ============  ============  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                      -------------------------------------
                                                                                          2017         2016         2015
                                                                                      -----------  -----------  -----------
                                                                                                  (In millions)
Balance at January 1,................................................................  $    5,051   $    4,773   $    7,273
Fixed maturity securities on which noncredit OTTI losses have been recognized........          30           49           27
Unrealized investment gains (losses) during the year.................................       3,621          541       (7,580)
Unrealized investment gains (losses) relating to:
Future policy benefits...............................................................         (10)          (2)       1,957
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.....................           1           (1)           3
DAC, VOBA and DSI....................................................................        (221)           3          346
Policyholder dividend obligation.....................................................        (190)        (148)       1,372
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI..................................................................         (11)         (17)         (11)
Deferred income tax benefit (expense)................................................      (1,014)        (148)       1,386
                                                                                      -----------  -----------  -----------
  Net unrealized investment gains (losses)...........................................       7,257        5,050        4,773
Net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Balance at December 31,..............................................................  $    7,257   $    5,051   $    4,773
                                                                                      ===========  ===========  ===========
Change in net unrealized investment gains (losses)...................................  $    2,206   $      277   $   (2,500)
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Change in net unrealized investment gains (losses) attributable to Metropolitan Life
 Insurance Company...................................................................  $    2,206   $      278   $   (2,500)
                                                                                      ===========  ===========  ===========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                            December 31,
                                                       -----------------------
                                                          2017        2016
                                                       ----------- -----------
                                                            (In millions)
 Securities on loan: (1)
   Amortized cost..................................... $    13,887 $    15,694
   Estimated fair value............................... $    14,852 $    16,496
 Cash collateral received from counterparties (2)..... $    15,170 $    16,807
 Security collateral received from counterparties (3). $        11 $        14
 Reinvestment portfolio -- estimated fair value....... $    15,188 $    16,821

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                            December 31, 2017                      December 31, 2016
                                                    -------------------------------------- --------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                       Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                          Over                                   Over
                                                               1 Month   1 to 6                       1 Month   1 to 6
                                                    Open (1)   or Less   Months    Total   Open (1)   or Less   Months    Total
                                                    --------   -------   -------  -------- --------   -------   -------  --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency......................... $ 2,927    $ 5,279   $ 6,964  $ 15,170 $ 4,033    $ 5,640   $ 7,134  $ 16,807
                                                    =======     =======  =======  ======== =======     =======  =======  ========

--------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $2.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS and U.S. corporate securities) and short-term investments with 62% invested in agency RMBS, U.S. government and agency securities, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Repurchase Agreements

  Elements of the short-term repurchase agreements are presented below at:

                                                        December 31, 2017
                                                        -----------------
                                                          (In millions)
      Securities on loan: (1)
          Amortized cost...............................   $        900
          Estimated fair value.........................   $      1,031
      Cash collateral received from counterparties (2).   $      1,000
      Reinvestment portfolio -- estimated fair value...   $      1,000

--------

(1) Included within fixed maturity securities, short-term investments and cash equivalents.

(2) Included within payables for collateral under securities loaned and other transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                         December 31, 2017
                                                       ---------------------
                                                       Remaining
                                                        Tenor of
                                                       Repurchase
                                                       Agreements
                                                       ----------
                                                        1 Month
                                                        or Less     Total
                                                       ---------- ----------
                                                           (In millions)
   Cash collateral liability by loaned security type:
   U.S. government and agency......................... $    1,000 $    1,000
                                                       ========== ==========

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS and ABS), short-term investments and cash equivalents, with 66% invested in U.S. government and agency securities, agency RMBS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2017        2016
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        49 $        47
Invested assets pledged as collateral (1)....................      20,775      20,750
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,824 $    20,797
                                                              =========== ===========

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

  See "-- Securities Lending" and "-- Repurchase Agreements" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company's PCI investments were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2017         2016
                                                   ------------ ------------
                                                   Fixed Maturity Securities
                                                   -------------------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,607 $      5,859
   Carrying value (2)............................. $      3,825 $      4,598

--------

(1)Represents the contractually required payments, which include contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI investments acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -------------------------
                                                          2017         2016
                                                       ----------  ------------
                                                       Fixed Maturity Securities
                                                       -------------------------
                                                            (In millions)
 Contractually required payments (including interest). $      107  $      1,831
 Cash flows expected to be collected (1).............. $       78  $      1,644
 Fair value of investments acquired................... $       72  $      1,206

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI investments:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2017          2016
                                                     ------------  ------------
                                                      Fixed Maturity Securities
                                                     --------------------------
                                                            (In millions)
Accretable yield, January 1,........................ $      1,678  $      1,784
Investments purchased...............................            6           438
Accretion recognized in earnings....................         (273)         (277)
Disposals...........................................          (42)         (138)
Reclassification (to) from nonaccretable difference.          102          (129)
                                                     ------------  ------------
Accretable yield, December 31,...................... $      1,471  $      1,678
                                                     ============  ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.9 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $450.0 billion and $385.3 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$59.5 billion and $48.5 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $35.0 billion, $27.6 billion and $23.4 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

                                                  December 31,
                                  ---------------------------------------------
                                           2017                   2016
                                  ---------------------- ----------------------
                                    Total       Total      Total       Total
                                    Assets   Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
                                                  (In millions)
Real estate joint ventures (1)... $    1,077   $   --    $    1,124   $    --
Renewable energy partnership (2).        116        3            --        --
Other investments (3)............         32        6            62        12
                                  ---------- ----------- ---------- -----------
  Total.......................... $    1,225   $    9    $    1,186   $    12
                                  ========== =========== ========== ===========

--------

(1) The Company consolidates certain affiliated real estate joint ventures. At both December 31, 2017 and 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

(2) Assets of the renewable energy partnership, primarily consisting of other invested assets, were consolidated in prior periods. As a result of the Separation and a reassessment in 2017, the renewable energy partnership was determined to be a consolidated VIE.

(3) Other investments is comprised primarily of other invested assets. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                            December 31,
                                     -----------------------------------------------------------
                                                 2017                          2016
                                     ----------------------------- -----------------------------
                                                       Maximum                       Maximum
                                         Carrying     Exposure         Carrying     Exposure
                                        Amount         to Loss (1)    Amount         to Loss (1)
                                     ------------- --------------- ------------- ---------------
                                                            (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      34,284  $      34,284  $      34,912  $      34,912
  U.S. and foreign corporate........         1,166          1,166          1,167          1,167
Other limited partnership interests.         3,561          5,765          3,383          5,674
Other invested assets...............         2,172          2,506          2,089          2,666
Real estate joint ventures..........            38             43             81             95
                                     ------------- --------------- ------------- ---------------
  Total............................. $      41,221  $      43,764  $      41,632  $      44,514
                                     ============= =============== ============= ===============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $117 million and $150 million at December 31, 2017 and 2016, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

    During 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans sold during 2017 were $319 million and $339 million, respectively, resulting in a gain of $20 million during the year ended December 31, 2017, which was included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitization was $52 million. Included in the carrying amount and maximum exposure to loss for Structured Securities presented above at December 31, 2017 were $51 million of such investments. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------- ----------- -----------
                                                              (In millions)
Investment income:
Fixed maturity securities......................... $     7,057 $     7,653 $     7,930
Equity securities.................................          97          90          91
Mortgage loans....................................       2,647       2,539       2,514
Policy loans......................................         310         404         435
Real estate and real estate joint ventures........         446         488         743
Other limited partnership interests...............         625         413         519
Cash, cash equivalents and short-term investments.          74          43          25
Operating joint venture...........................          19           9           9
Other.............................................         133         207         149
                                                   ----------- ----------- -----------
  Subtotal........................................      11,408      11,846      12,415
Less: Investment expenses.........................         895         763         876
                                                   ----------- ----------- -----------
  Net investment income........................... $    10,513 $    11,083 $    11,539
                                                   =========== =========== ===========

    See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                        ----------------------------------
                                                                           2017        2016        2015
                                                                        ----------  ----------  ----------
                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Consumer............................................................... $       (5) $       --  $      (21)
Industrial.............................................................         --         (58)         --
Utility................................................................         --         (20)        (15)
Communications.........................................................         --          (3)         --
                                                                        ----------  ----------  ----------
  Total U.S. and foreign corporate securities..........................         (5)        (81)        (36)
RMBS...................................................................         --         (16)        (17)
State and political subdivision........................................         (1)         --          (1)
                                                                        ----------  ----------  ----------
  OTTI losses on fixed maturity securities recognized in earnings......         (6)        (97)        (54)
Fixed maturity securities -- net gains (losses) on sales and disposals.         23         169        (114)
                                                                        ----------  ----------  ----------
  Total gains (losses) on fixed maturity securities....................         17          72        (168)
                                                                        ----------  ----------  ----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................        (23)        (75)        (37)
Non-redeemable preferred stock.........................................         (1)         --          --
                                                                        ----------  ----------  ----------
  OTTI losses on equity securities recognized in earnings..............        (24)        (75)        (37)
Equity securities -- net gains (losses) on sales and disposals.........          7          19          --
                                                                        ----------  ----------  ----------
  Total gains (losses) on equity securities............................        (17)        (56)        (37)
                                                                        ----------  ----------  ----------
Mortgage loans.........................................................        (34)        (20)        (90)
Real estate and real estate joint ventures.............................        607         142         430
Other limited partnership interests....................................        (52)        (59)        (66)
Other..................................................................       (115)        (32)        (18)
                                                                        ----------  ----------  ----------
  Subtotal.............................................................        406          47          51
                                                                        ----------  ----------  ----------
Non-investment portfolio gains (losses)................................        (72)         85         208
                                                                        ----------  ----------  ----------
  Total net investment gains (losses).................................. $      334  $      132  $      259
                                                                        ==========  ==========  ==========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($142) million, $89 million and $125 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 -------------------------------------------------------------------
                                    2017        2016        2015        2017       2016       2015
                                 ----------  ----------  ----------  ---------  ---------  ---------
                                      Fixed Maturity Securities             Equity Securities
                                 ----------------------------------  -------------------------------
                                                              (In millions)
Proceeds........................ $   34,483  $   58,812  $   60,957  $     738  $     146  $     105
                                 ==========  ==========  ==========  =========  =========  =========
Gross investment gains.......... $      278  $      755  $      584  $      18  $      28  $      28
Gross investment losses.........       (255)       (586)       (698)       (11)        (9)       (28)
OTTI losses.....................         (6)        (97)        (54)       (24)       (75)       (37)
                                 ----------  ----------  ----------  ---------  ---------  ---------
  Net investment gains (losses). $       17  $       72  $     (168) $     (17) $     (56) $     (37)
                                 ==========  ==========  ==========  =========  =========  =========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2017         2016
                                                                                                      ----------   ----------
                                                                                                            (In millions)
Balance at January 1,................................................................................ $      157   $      188
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................          1            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................         --           13
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (47)         (43)
  Securities impaired to net present value of expected future cash flows.............................         --           (1)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (1)
                                                                                                      ----------   ----------
Balance at December 31,.............................................................................. $      110   $      157
                                                                                                      ==========   ==========

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                        2017      2016       2015
                                                                      -------- ---------- ----------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates... $    453 $    5,678 $    1,003
 Amortized cost of invested assets transferred to affiliates......... $    416 $    5,338 $      941
 Net investment gains (losses) recognized on transfers............... $     37 $      340 $       62
 Estimated fair value of invested assets transferred from affiliates. $    306 $    1,583 $      237

    In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to these transfers.

    The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $78 million, $91 million and $95 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    As a structured settlements assignment company, the Company purchases annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at both December 31, 2017 and 2016. The related net investment income and corresponding policyholder benefits and claims recognized were $69 million and $64 million for the years ended December 31, 2017 and 2016, respectively.

    The Company holds a surplus note from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2017 and 2016. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million for each of the three years ended December 31, 2017, 2016 and 2015.

    The Company holds preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2017 and 2016. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $6 million, $5 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $73 million, $172 million and $157 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2017                               2016
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate....................  $   3,826  $  2,289   $       3   $    4,993  $  2,221   $       6
Foreign currency swaps... Foreign currency exchange rate...      1,082        47          17        1,200        29         224
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal.................................................       4,908     2,336          20        6,193     2,250         230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate....................      3,337       234          --        1,793       325          26
Interest rate forwards... Interest rate....................      3,333        --         127        4,033        --         370
Foreign currency swaps... Foreign currency exchange rate...     22,287       795       1,078       20,080     1,435       1,604
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       28,957     1,029       1,205       25,906     1,760       2,000
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges..................................      33,865     3,365       1,225       32,099     4,010       2,230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps...... Interest rate....................     43,028     1,722         336       32,662     2,514         879
Interest rate floors..... Interest rate....................      7,201        91          --        9,001       173           2
Interest rate caps....... Interest rate....................     53,079        78           2       78,358       112           3
Interest rate futures.... Interest rate....................      2,257         1           2        2,342         3          --
Interest rate options.... Interest rate....................      7,525       142          11          850       144           1
Interest rate forwards... Interest rate....................         --        --          --          396        --           3
Interest rate total
 return swaps............ Interest rate....................      1,048         8           2        1,549         2         127
Synthetic GICs........... Interest rate....................     11,318        --          --        5,566        --          --
Foreign currency swaps... Foreign currency exchange rate...      6,739       547         164        8,175     1,247          58
Foreign currency forwards Foreign currency exchange rate...        961        16           7        1,396        52          18
Credit default swaps --
 purchased............... Credit...........................        980         7           8          961        12           6
Credit default swaps --
 written................. Credit...........................      7,874       181          --        8,025       119           8
Equity futures........... Equity market....................      1,282         5           1        1,851        10          --
Equity index options..... Equity market....................     14,408       384         476       11,119       260         426
Equity variance swaps.... Equity market....................      3,530        45         169        5,579        69         193
Equity total return swaps Equity market....................      1,077        --          39        1,013         1          42
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives........     162,307     3,227       1,217      168,843     4,718       1,766
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total....................................................   $ 196,172  $  6,592   $   2,442   $  200,942  $  8,728   $   3,996
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                 Years Ended December 31,
                                                         ----------------------------------------
                                                            2017           2016           2015
                                                         ----------- ----------------  ----------
                                                                      (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $    (771)  $          (715)  $     463
Embedded derivatives gains (losses).....................         427             (423)        418
                                                         ----------- ----------------  ----------
 Total net derivative gains (losses)....................  $    (344)  $       (1,138)   $     881
                                                         =========== ================  ==========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2017         2016          2015
                                                    ----------- ------------  ------------
                                                                (In millions)
Qualifying hedges:
Net investment income..............................  $      302  $       280   $       227
Interest credited to policyholder account balances.        (64)           (1)           28
Nonqualifying hedges:
Net investment income..............................          --          (1)           (5)
Net derivative gains (losses)......................         406          577           518
Policyholder benefits and claims...................           5            4             2
                                                    ----------- ------------  ------------
 Total.............................................  $      649  $       859   $       770
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                 Net          Net      Policyholder
                                              Derivative   Investment  Benefits and
                                            Gains (Losses) Income (1)   Claims (2)
                                            -------------- ----------  ------------
                                                         (In millions)
Year Ended December 31, 2017
Interest rate derivatives..................   $    (343)    $       1   $       --
Foreign currency exchange rate derivatives.        (746)           --           --
Credit derivatives -- purchased............         (16)           --           --
Credit derivatives -- written..............          102           --           --
Equity derivatives.........................        (536)          (6)        (216)
                                            -------------- ----------  ------------
 Total.....................................   $  (1,539)    $     (5)   $    (216)
                                            ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives..................   $  (1,088)    $      --   $       --
Foreign currency exchange rate derivatives.          726           --           --
Credit derivatives -- purchased............         (23)           --           --
Credit derivatives -- written..............           48           --           --
Equity derivatives.........................        (457)         (14)         (94)
                                            -------------- ----------  ------------
 Total.....................................   $    (794)    $    (14)   $     (94)
                                            ============== ==========  ============
Year Ended December 31, 2015
Interest rate derivatives..................   $    (243)    $      --   $       --
Foreign currency exchange rate derivatives.          678           --           --
Credit derivatives -- purchased............           17           (3)          --
Credit derivatives -- written..............         (57)           --           --
Equity derivatives.........................        (152)         (11)           --
                                            -------------- ----------  ------------
 Total.....................................   $      243    $    (14)   $       --
                                            ============== ==========  ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                         Net Derivative  Net Derivative Ineffectiveness
                                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value           Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
Hedging Relationships                 Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
------------------------- ---------------------------------------------- --------------- -------------- ---------------
                                                                                         (In millions)
Year Ended December 31, 2017
Interest rate swaps:      Fixed maturity securities.....................          $    4          $ (5)           $ (1)
                          Policyholder liabilities (1)..................            (69)            134              65
Foreign currency swaps:   Foreign-denominated fixed maturity securities.            (24)             27               3
                          Foreign-denominated policyholder account
                           balances (2).................................              65           (43)              22
                                                                         --------------- -------------- ---------------
  Total...............................................................            $ (24)          $ 113           $  89
                                                                         =============== ============== ===============
Year Ended December 31, 2016
Interest rate swaps:      Fixed maturity securities.....................          $    8          $ (9)           $ (1)
                          Policyholder liabilities (1)..................           (109)             90            (19)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              10            (9)               1
                          Foreign-denominated policyholder account
                           balances (2).................................            (95)             92             (3)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(186)          $ 164           $(22)
                                                                         =============== ============== ===============
Year Ended December 31, 2015
Interest rate swaps:      Fixed maturity securities.....................          $    4          $  --           $   4
                          Policyholder liabilities (1)..................             (4)            (6)            (10)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              14            (5)               9
                          Foreign-denominated policyholder account
                           balances (2).................................           (240)            231             (9)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(226)          $ 220           $ (6)
                                                                         =============== ============== ===============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $20 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  At both December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $1.4 billion and $2.2 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                   Amount and Location       Amount and Location
                            Amount of Gains         of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses)Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives    AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  ------------------- ----------------------------- ---------------------
                          (Effective Portion)      (Effective Portion)      (Ineffective Portion)
-                         ------------------- ----------------------------- ---------------------
                                              Net Derivative Net Investment    Net Derivative
                                              Gains (Losses)     Income        Gains (Losses)
                                              -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2017
Interest rate swaps......  $               73  $          24 $           16   $                18
Interest rate forwards...                 210           (11)              2                   (2)
Foreign currency swaps...               (161)            938            (1)                    --
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $              122  $         952 $           18   $                16
                          =================== ============== ============== =====================
Year Ended December 31, 2016
Interest rate swaps......  $               58  $          57 $           12   $                --
Interest rate forwards...               (366)            (1)              3                    --
Foreign currency swaps...                 167          (251)            (1)                    --
Credit forwards..........                  --              3              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $            (141)  $       (192) $           15   $                --
                          =================== ============== ============== =====================
Year Ended December 31, 2015
Interest rate swaps......  $               76  $          83 $           11   $                 2
Interest rate forwards...                 (3)              4              2                    --
Foreign currency swaps...                (92)          (679)            (1)                     7
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $             (19)  $       (591) $           13   $                 9
                          =================== ============== ============== =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2017, the Company expected to reclassify ($11) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion and $8.0 billion at December 31, 2017 and 2016, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $181 million and $111 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                     ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      3   $        159           2.8  $     1    $        229           2.7
Credit default swaps referencing indices.        42          2,193           2.7       32           2,093           3.5
                                           --------   ------------                -------    ------------
  Subtotal...............................        45          2,352           2.7       33           2,322           3.4
                                          ---------- --------------              ---------- --------------
Baa
Single name credit default swaps (3).....         4            416           1.5        3             563           2.2
Credit default swaps referencing indices.       111          4,761           5.2       61           4,730           5.1
                                          ---------- --------------              ---------- --------------
  Subtotal...............................       115          5,177           4.9       64           5,293           4.8
                                          ---------- --------------              ---------- --------------
Ba
Single name credit default swaps (3).....         1            105           3.4       (2)            115           4.2
Credit default swaps referencing indices.        --             --            --       --              --            --
                                          ---------- --------------              ---------- --------------
  Subtotal...............................         1            105           3.4       (2)            115           4.2
                                          ---------- --------------              ---------- --------------
B
Single name credit default swaps (3).....         2             20           3.5       --              70           1.8
Credit default swaps referencing indices.        18            220           5.0       16             225           5.0
                                          ---------- --------------              ---------- --------------
  Subtotal...............................        20            240           4.9       16             295           4.2
                                          ---------- --------------              ---------- --------------
  Total..................................  $    181   $      7,874           4.2  $   111    $      8,025           4.4
                                           ========   ============                =======    ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion and $8.0 billion from the table above were $27 million and $30 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2017                      2016
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                        (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    6,478   $    2,203   $    7,926   $    3,349
OTC-cleared (1), (6).................................................         168          216          905          611
Exchange-traded......................................................           6            3           13           --
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       6,652        2,422        8,844        3,960
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1), (6)...........................................       6,652        2,422        8,844        3,960
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (1,891)      (1,891)      (2,737)     (2,737)
OTC-cleared..........................................................         (31)         (31)        (391)       (391)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,448)          --       (3,418)          --
OTC-cleared..........................................................        (131)        (179)        (497)       (217)
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................        (954)        (312)      (1,560)       (609)
OTC-cleared..........................................................          --           (6)          --           --
Exchange-traded......................................................          --           (3)          --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      197   $       --   $      241   $        6
                                                                      ===========  ===========  ===========  ===========

--------

(1)At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $60 million and $116 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($20) million and ($36) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $122 million and $77 million, respectively, and provided excess cash collateral of $9 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $30 million and $21 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $152 million and $75 million, respectively, for its OTC-bilateral derivatives, and $299 million and $531 million, respectively, for its OTC-cleared derivatives, and $50 million and $116 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, at the reporting date sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                               December 31,
                                                   --------------------------------------------------------------------
                                                                  2017                              2016
                                                   ---------------------------------- ---------------------------------
                                                    Derivatives  Derivatives          Derivatives  Derivatives
                                                    Subject to   Not Subject          Subject to   Not Subject
                                                    Financial    to Financial          Financial   to Financial
                                                    Strength-     Strength-            Strength-    Strength-
                                                    Contingent   Contingent           Contingent   Contingent
                                                    Provisions   Provisions    Total  Provisions   Provisions    Total
                                                   ------------ ------------- ------- ----------- ------------- -------
                                                                              (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)...........................   $   313       $   --     $   313   $   612      $   --     $   612
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.........................   $   399       $   --     $   399   $   684      $   --     $   684
Cash..............................................   $    --       $   --     $    --   $    --      $   --     $    --
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or
 credit rating, as applicable.....................   $    --       $   --     $    --   $    --      $   --     $    --
Downgrade in financial strength or credit rating,
 as applicable, to a level that triggers full
 overnight collateralization or termination of
 the derivative position..........................   $    --       $   --     $    --   $    --      $   --     $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location               2017       2016
                                           -------------------------------------------- --------  ----------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $    --   $     460
Options embedded in debt or equity
 securities............................... Investments.................................     (113)        (78)
                                                                                        --------  ----------
 Embedded derivatives within asset host contracts.....................................   $  (113)  $     382
                                                                                        ========  ==========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $   (94)  $     169
Assumed guaranteed minimum benefits....... Policyholder account balances...............        3         390
Funds withheld on ceded reinsurance....... Other liabilities...........................      898         777
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............       69          17
                                                                                        --------  ----------
 Embedded derivatives within liability host contracts.................................   $   876   $   1,353
                                                                                        ========  ==========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2017          2016          2015
                                        ------------ -------------- ------------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        427 $        (423) $        418

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($65) million, $76 million and $29 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were less than $1 million, ($29) million and ($4) million for the years ended
   December 31, 2017, 2016 and 2015, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                    December 31, 2017
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $         54,629  $         3,461  $         58,090
U.S. government and agency...............................           18,802            19,743               --            38,545
Foreign corporate........................................               --            21,471            4,125            25,596
RMBS.....................................................               --            19,372            3,262            22,634
ABS......................................................               --             7,079              787             7,866
State and political subdivision..........................               --             7,551               --             7,551
CMBS.....................................................               --             5,461               27             5,488
Foreign government.......................................               --             4,471               31             4,502
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities........................           18,802           139,777           11,693           170,272
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              399               893              366             1,658
Short-term investments...................................            2,056             1,092                7             3,155
Residential mortgage loans -- FVO........................               --                --              520               520
Derivative assets: (1)
Interest rate............................................                1             4,556                8             4,565
Foreign currency exchange rate...........................               --             1,405               --             1,405
Credit...................................................               --               149               39               188
Equity market............................................                5               363               66               434
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                6             6,473              113             6,592
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           23,571           106,294              960           130,825
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets...........................................  $        44,834  $        254,529  $        13,659  $        313,022
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $            351  $           130  $            483
Foreign currency exchange rate...........................               --             1,261                5             1,266
Credit...................................................               --                 8               --                 8
Equity market............................................                1               515              169               685
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                3             2,135              304             2,442
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              876               876
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................               --                 7                2                 9
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             3  $          2,142  $         1,182  $          3,327
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
Short-term investments...................................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (1)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --              460            460
Separate account assets (3)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,477  $        16,166  $     313,239
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Separate account liabilities (3).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

-------------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($113) million and ($78) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company's and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 1% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

 -----------------------------------------------------------------------------
 Instrument              Level 2                          Level 3
                    Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  .  delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    .  quoted prices in markets
               are valued using the              that are not active for
               additional key inputs:            identical or similar
             . market yield curve; call          securities that are less
               provisions                        liquid and based on lower
             . observable prices and spreads     levels of trading activity
               for similar public or private     than securities classified
               securities that                   in Level 2
                   incorporate the credit     .  independent non-binding
               quality and industry sector       broker quotations
               of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency, State and political subdivision and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  .independent non-binding broker
               are not active                  quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                   are not active for identical
                                                 or similar securities that
                                                 are less liquid and based on
             . the spread off the U.S.           lower levels of trading
               Treasury yield curve for the      activity than securities
               identical security                classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  .credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    .  quoted prices in markets
               securities; spreads off           that are not active for
               benchmark yields                  identical or similar
             . expected prepayment speeds        securities that are less
               and volumes                       liquid and based on lower
             . current and forecasted loss       levels of trading activity
               severity; ratings; geographic     than securities classified
               region                            in Level 2
             . weighted average coupon and    . independent non-binding
               weighted average maturity       broker quotations
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.  Valuation Approaches: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  Short-term investments are of a similar nature and   .  Short-term investments are of a similar nature and
               class to the fixed maturity and equity securities       class to the fixed maturity and equity securities
               described above; accordingly, the valuation             described above; accordingly, the valuation
               approaches and observable inputs used in their          approaches and unobservable inputs used in their
               valuation are also similar to those described above.    valuation are also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Approaches: Principally the market approach.
                                                                    Valuation Techniques and Key Inputs: These investments
                                                                       are based primarily on matrix pricing or other
                                                                       similar techniques that utilize inputs from
                                                                       mortgage servicers that are unobservable or cannot
                                                                       be derived principally from, or corroborated by,
                                                                       observable market data.
---------------------------------------------------------------------------------------------------------------------------
Separate account assets and Separate account liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valued giving consideration to the underlying holdings
                                                                      of the partnerships and by applying a premium or
                                                                      discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and December 31, 2016, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                 December 31, 2017
                                                                                            ----------------------------
                                                                       Significant                               Weighted
                                         Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                      --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                      Market pricing              Quoted prices (4)           10    -      443      123
                                      --------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           --    -      126      94
                                      --------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           27    -      104      100
                                      Consensus pricing           Offered quotes (4)         100    -      101      100
                                      --------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -      300
                                                                  Repurchase rates (8)       (5)    -       5
                                      --------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             (14)   -      (3)
                                          techniques
                                      --------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          --    -      --
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      --------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            11%    -      31%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           10%    -      30%
                                      --------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -     0.09%
                                                                      Ages 41 - 60          0.04%   -     0.65%
                                                                      Ages 61 - 115         0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -     100%
                                                                      Durations 11 - 20       3%    -     100%
                                                                      Durations 21 - 116      3%    -     100%
                                                                  Utilization rates           0%    -      25%
                                                                  Withdrawal rates          0.25%   -      10%
                                                                  Long-term equity          17.40%  -      25%
                                                                      volatilities
                                                                  Nonperformance risk       0.02%   -     0.44%
                                                                      spread

                                                                                                 December 31, 2016
                                                                                            ----------------------------
                                                                       Significant                             Weighted
                                         Valuation Techniques      Unobservable Inputs           Range        Average (1)
                                      --------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          18    -    138      106
                                      Market pricing              Quoted prices (4)           25         700      117
                                      ------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           19    -    137      91
                                      ------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           20    -    106      99
                                      Consensus pricing           Offered quotes (4)          98    -    100      100
                                      ------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -    300
                                                                  Repurchase rates (8)       (44)   -    18
                                      ------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)              50    -    236
                                          techniques
                                      ------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          97    -    98
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            14%    -    32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           40%    -    40%
                                      ------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -   0.09%
                                                                      Ages 41 - 60          0.04%   -   0.65%
                                                                      Ages 61 - 115         0.26%   -   100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -   100%
                                                                      Durations 11 - 20       3%    -   100%
                                                                      Durations 21 - 116      3%    -   100%
                                                                  Utilization rates           0%    -    25%
                                                                  Withdrawal rates          0.25%   -    10%
                                                                  Long-term equity          17.40%  -    25%
                                                                      volatilities
                                                                  Nonperformance risk       0.04%   -   0.57%
                                                                      spread

                                                                                                Impact of
                                                                                            Increase in Input
                                                                       Significant            on Estimated
                                         Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                      --------------------------- -----------------------   -----------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           Increase
                                      Market pricing              Quoted prices (4)            Increase
                                      ------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)          Increase (5)
                                      ------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)          Increase (5)
                                      Consensus pricing           Offered quotes (4)         Increase (5)
                                      ------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             Increase (7)
                                                                  Repurchase rates (8)       Decrease (7)
                                      ------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             Increase (7)
                                          techniques
                                      ------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)         Decrease (7)
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            Increase (7)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)
                                      ------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40            Decrease (13)
                                                                      Ages 41 - 60           Decrease (13)
                                                                      Ages 61 - 115          Decrease (13)
                                                                  Lapse rates:
                                                                      Durations 1 - 10       Decrease (14)
                                                                      Durations 11 - 20      Decrease (14)
                                                                      Durations 21 - 116     Decrease (14)
                                                                  Utilization rates          Increase (15)
                                                                  Withdrawal rates             (16)
                                                                  Long-term equity           Increase (17)
                                                                      volatilities
                                                                  Nonperformance risk        Decrease (18)
                                                                      spread

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -------------------------------------------------------------------------
                                                          Fixed Maturity Securities
                                         ----------------------------------------------------------
                                                                          State and
                                                           Structured     Political      Foreign         Equity
                                           Corporate (1)    Securities    Subdivision    Government     Securities
                                         --------------- -------------  ------------- -------------  -------------
                                                                       (In millions)
Balance, January 1, 2016................  $       8,282  $       4,416   $       33   $         275  $         328
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             --            100            1              --            (24)
Total realized/unrealized gains
 (losses) included in AOCI..............            (39)            47            2              (1)            21
Purchases (4)...........................          1,967          1,821           --               7             23
Sales (4)...............................         (1,226)        (1,339)          --             (40)           (15)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............            848             18            7              --            282
Transfers out of Level 3 (6)............           (993)          (522)         (33)           (220)          (195)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2016..............          8,839          4,541           10              21            420
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             (2)            95           --              --             --
Total realized/unrealized gains
 (losses) included in AOCI..............            416            109           --              --             17
Purchases (4)...........................          2,451            900           --              19             14
Sales (4)...............................         (1,408)        (1,282)          --              (2)           (51)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............             58             63           --              --             --
Transfers out of Level 3 (6)............         (2,768)          (350)         (10)             (7)           (34)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2017..............  $       7,586  $       4,076   $       --   $          31  $         366
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (7)..............................  $           7  $         102   $       --   $           1  $          --
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $          --  $         101   $        1   $          --  $         (29)
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $          (7) $          83   $       --   $          --  $         (17)
                                          =============  =============   ==========   =============  =============
Gains (Losses) Data for the year ended
 December 31, 2015......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $          38  $         101   $       --   $           1  $          12
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (399) $         (67)  $       --   $          (1) $         (53)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------
                                             Residential                                    Separate
                               Short-term     Mortgage          Net        Net Embedded      Account      Long-term
                               Investments   Loans - FVO  Derivatives (8) Derivatives (9)  Assets (10)      Debt
                               -----------  ------------  --------------- --------------- ------------  ------------
                                                                   (In millions)
Balance, January 1, 2016...... $       200  $        314    $       (23)   $        186   $      1,520  $        (36)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3) (5)          --             8           (168)           (870)            (2)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --           (366)             --             --            --
Purchases (4).................          28           297             27              --            375            --
Sales (4).....................          (3)          (11)            --              --           (474)           --
Issuances (4).................          --            --             --              --             62           (46)
Settlements (4)...............          --           (42)           (29)           (209)           (51)            8
Transfers into Level 3 (6)....          --            --             --              --             19            --
Transfers out of Level 3 (6)..        (200)           --             --              --           (308)           --
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2016....          25           566           (559)           (893)         1,141           (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          --            40             21             450             (8)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --            207              --             --            --
Purchases (4).................           6           175             --              --            186            --
Sales (4).....................          --          (179)            --              --            (80)           --
Issuances (4).................          --            --             --              --              1            --
Settlements (4)...............          --           (82)           140            (433)           (93)           34
Transfers into Level 3 (6)....          --            --             --              --             35            --
Transfers out of Level 3 (6)..         (24)           --             --              --           (224)           40
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2017.... $         7  $        520    $      (191)   $       (876)  $        958  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2015: (7)....... $        --  $         20    $       (24)   $        461   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2016: (7)....... $        --  $          8    $      (166)   $       (863)  $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (7)....... $        --  $         27    $       (18)   $        452   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Gains (Losses) Data for the
 year ended December 31, 2015.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $        --  $         20    $       (27)   $        447   $         15  $         --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $        --  $         --    $        (2)   $         --   $         --  $         --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for Structured Securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

(5) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(8) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                         December 31,
                                                                                         -------------
                                                                                          2017   2016
                                                                                         ------ ------
                                                                                         (In millions)
Unpaid principal balance................................................................ $  650 $  794
Difference between estimated fair value and unpaid principal balance....................  (130)  (228)
                                                                                         ------ ------
Carrying value at estimated fair value.................................................. $  520 $  566
                                                                                         ====== ======
Loans in nonaccrual status.............................................................. $  198 $  214
Loans more than 90 days past due........................................................ $   94 $  137
Loans in nonaccrual status or more than 90 days past due, or both -- difference between aggregate estimated fair value and unpaid principal balance............................ $(102) $(150)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                   At December 31,                         Years Ended December 31,
                     ------------------------------------------- ---------------------------------------------
                         2017           2016           2015           2017           2016           2015
                     ------------- -------------- -------------- -------------  -------------- ---------------
                          Carrying Value After Measurement                      Gains (Losses)
                     ------------------------------------------- ---------------------------------------------
                                                           (In millions)
Other limited
 partnership
 interests (1)......  $         58  $          95  $          57  $        (65)  $        (59)  $         (31)
Other assets (2)....  $         --  $          --  $          --  $          4   $        (30)  $           --

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. The Company estimates that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2017 and 2016 were not significant.

(2)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                    December 31, 2017
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value         Level 1      Level 2      Level 3   Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    57,939  $        --  $        --  $    59,465  $    59,465
Policy loans................................  $     6,006  $        --  $       261  $     6,797  $     7,058
Other limited partnership interests.........  $       214  $        --  $        --  $       212  $       212
Other invested assets.......................  $     2,260  $        --  $     2,028  $       154  $     2,182
Premiums, reinsurance and other receivables.  $    15,024  $        --  $       679  $    14,859  $    15,538
Liabilities
Policyholder account balances...............  $    75,323  $        --  $        --  $    76,452  $    76,452
Long-term debt..............................  $     1,661  $        --  $     2,021  $        --  $     2,021
Other liabilities...........................  $    13,954  $        --  $       547  $    13,490  $    14,037
Separate account liabilities................  $    61,757  $        --  $    61,757  $        --  $    61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)



                                                                    December 31, 2016
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value       Level 1      Level 2      Level 3     Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    55,994  $        --  $        --  $    57,171  $    57,171
Policy loans................................  $     5,945  $        --  $       258  $     6,695  $     6,953
Other limited partnership interests.........  $       336  $        --  $        --  $       362  $       362
Other invested assets.......................  $     2,263  $        --  $     2,151  $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888  $        --  $       368  $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944  $        --  $        --  $    74,052  $    74,052
Long-term debt..............................  $     1,503  $        --  $     1,755  $        --  $     1,755
Other liabilities...........................  $    14,731  $        --  $       894  $    13,920  $    14,814
Separate account liabilities................  $    65,545  $        --  $    65,545  $        --  $    65,545

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to CSEs, was as follows:

                                                                                    December 31,
                                                           ---------------------------------------------------------------

                      Interest Rates (1)                                2017                            2016
                    ----------------------                 ------------------------------- -------------------------------

                                                                    Unamortized                    Unamortized
                                    Weighted                Face    Discount and  Carrying Face    Discount and  Carrying
                        Range       Average   Maturity      Value  Issuance Costs  Value   Value  Issuance Costs Value (2)
                    -------------   -------- -----------   ------- -------------- -------- ------ -------------- ---------
                                                                                    (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037        $  700    $   (10)     $  690  $  700    $   (10)     $  690
Surplus notes (2).. 7.80% -   7.88%  7.83%   2024 -   2025     400         (3)        397     400         (3)        397
Other notes (3).... 2.20% -   7.29%  4.56%   2018 -   2058     578         (4)        574     494         (4)        490
                                                           -------    --------     ------  ------    --------     ------
 Total long-term
  debt.............                                          1,678        (17)      1,661   1,594        (17)      1,577
                                                           -------    --------     ------  ------    --------     ------
Total short-term
 debt..............                                            243          --        243     100          --        100
                                                           -------    --------     ------  ------    --------     ------
  Total............                                         $1,921    $   (17)     $1,904  $1,694    $   (17)     $1,677
                                                           =======    ========     ======  ======    ========     ======

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2017.

(2)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(3)During 2017, a subsidiary issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2017 for the next five years and thereafter are $20 million in 2018, $0 in each of 2019, 2020 and 2021, $346 million in 2022 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services.

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month LIBOR plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however these loans are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                       -----------------------------
                                            2017           2016
                                       -------------- --------------
                                           (Dollars in millions)
            Commercial paper..........  $         100  $         100
            Short-term borrowings (1).            143             --
                                       -------------- --------------
            Total short-term debt.....  $         243  $         100
                                       ============== ==============
            Average daily balance.....  $         129  $         100
            Average days outstanding..        97 days        40 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2017, 2016 and 2015, the weighted average interest rate on short-term debt was 1.63%, 0.42% and 0.15%, respectively.

Interest Expense

     Interest expense included in other expenses was $106 million, $112 million and $122 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts include $52 million, $52 million and $67 million of interest expense related to affiliated debt for the years ended
  December 31, 2017, 2016 and 2015, respectively.

Credit and Committed Facilities

     At December 31, 2017, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $5 million, $8 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2017 was as follows:

                                                 Letters of Credit
                                   Maximum          Used by the      Letters of Credit                  Unused
Borrower(s)    Expiration          Capacity         Company (1)    Used by Affiliates (1) Drawdowns   Commitments
----------- ------------------ ----------------- ----------------- ---------------------- ---------- -------------
                                                                  (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)   $      3,000 (2)    $        57           $      73        $      --  $      2,870

-------------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2017 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


  Committed Facility

     Letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $5 million, $4 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. MoRe had $395 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2017. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see also "-- Term Loans" for information about the undrawn line of credit facility in the amount of $75 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2017.

12. Equity

Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $74 million, $89 million and $85 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 370% and 400% at December 31, 2017 and December 31, 2016, respectively.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $279 million and the aggregate actual regulatory capital and surplus was $389 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2017 and 2016 by an amount of $1.1 billion and $909 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                    Years Ended December 31,
                                                               -----------------------------------
Company                                      State of Domicile    2017        2016        2015
-------------------------------------------- ----------------- ----------- ----------- -----------
                                                                          (In millions)
Metropolitan Life Insurance Company (1).....     New York       $    1,982  $    3,444  $    3,703
New England Life Insurance Company (1)......   Massachusetts           N/A         N/A  $      157
General American Life Insurance Company (1).     Missouri              N/A         N/A  $      204

-------------

(1)In December 2016, Metropolitan Life Insurance Company distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2017           2016
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      10,384  $       11,195

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2018               2017              2016
                                     ------------------- ---------------- ------------------
                                       Permitted Without
Company                                   Approval             Paid (1)        Paid (1) (2)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         3,075    $         2,523  $           5,740

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, Metropolitan Life Insurance Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus) excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   There was no dividend paid to Metropolitan Life Insurance Company by its former insurance subsidiaries in 2016. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign        Defined
                        Investment Gains     Unrealized     Currency        Benefit
                        (Losses), Net of   Gains (Losses)  Translation       Plans
                       Related Offsets (1) on Derivatives   Adjustments    Adjustment        Total
                      -------------------- -------------- ------------- ---------------  -------------
                                                        (In millions)
Balance at
 December 31, 2014...     $      6,200       $    1,073    $        (3)  $       (2,236)  $      5,034
OCI before
 reclassifications...           (4,839)             (19)          (101)             113         (4,846)
Deferred income
 tax benefit
 (expense)...........            1,715                6             30              (40)         1,711
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,076            1,060            (74)          (2,163)         1,899
Amounts
 reclassified from
 AOCI................              405              578             --              229          1,212
Deferred income
 tax benefit
 (expense)...........             (144)            (202)            --              (80)          (426)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....              261              376             --              149            786
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2015...            3,337            1,436            (74)          (2,014)         2,685
OCI before
 reclassifications...              792             (141)           (11)              (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)              49              3               (5)          (239)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843            1,344            (82)          (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71              177             --              191            439
Deferred income
 tax benefit
 (expense)...........              (26)             (62)            --              (60)          (148)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45              115             --              131            291
                         -------------      -----------   ------------  ---------------  -------------
Dispositions (2).....             (456)              --             23               30           (403)
Deferred income
 tax benefit
 (expense)...........              160               --             (8)              (3)           149
                         -------------      -----------   ------------  ---------------  -------------
 Dispositions, net
   of income tax.....             (296)              --             15               27           (254)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2016...            3,592            1,459            (67)          (1,865)         3,119
OCI before
 reclassifications...            3,977              122             26              (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)             (43)            (6)              11         (1,325)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282            1,538            (47)          (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102             (970)            --              159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)             338             --              (57)           248
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69             (632)            --              102           (461)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2017...     $      6,351       $      906    $      (47)   $      (1,782)   $      5,428
                         =============      ===========   ============  ===============  =============

--------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                  Consolidated Statement of
AOCI Components                                         Amounts Reclassified from AOCI              Operations Locations
-------------------------------------------------  ----------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ----------------------------------------
                                                      2017           2016            2015
                                                   ----------   -------------   -------------
                                                                 (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $      12    $         10    $       (208)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          3              21              31   Net investment income
Net unrealized investment gains (losses)..........       (117)           (102)           (228)  Net derivative gains (losses)
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), before
   income tax.....................................       (102)            (71)           (405)
Income tax (expense) benefit......................         33              26             144
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), net of
   income tax.....................................        (69)            (45)           (261)
                                                   ----------   -------------   -------------
Unrealized gains (losses) on derivatives--cash
 flow hedges:
Interest rate swaps...............................         24              57              83   Net derivative gains (losses)
Interest rate swaps...............................         16              12              11   Net investment income
Interest rate forwards............................        (11)             (1)              4   Net derivative gains (losses)
Interest rate forwards............................          2               3               2   Net investment income
Foreign currency swaps............................        938            (251)           (679)  Net derivative gains (losses)
Foreign currency swaps............................         (1)             (1)             (1)  Net investment income
Credit forwards...................................          1               3               1   Net derivative gains (losses)
Credit forwards...................................          1               1               1   Net investment income
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        970            (177)           (578)
Income tax (expense) benefit......................       (338)             62             202
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        632            (115)           (376)
                                                   ----------   -------------   -------------
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......       (179)           (198)           (233)
Amortization of prior service (costs) credit......         20               7               4
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items,
   before income tax..............................       (159)           (191)           (229)
Income tax (expense) benefit......................         57              60              80
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items, net
   of income tax..................................      (102)            (131)           (149)
                                                   ----------   -------------   -------------
 Total reclassifications, net of income tax.......  $     461    $      (291)    $      (786)
                                                   ==========   =============   =============

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
General and administrative expenses.....  $      2,608   $      2,598   $      3,063
Pension, postretirement and
 postemployment benefit costs...........           167            251            241
Premium taxes, other taxes, and
 licenses & fees........................           273            367            358
Commissions and other variable expenses.         1,801          2,366          2,214
Capitalization of DAC...................           (61)          (332)          (482)
Amortization of DAC and VOBA............           241            441            742
Interest expense on debt................           106            112            122
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,135   $      5,803   $      6,258
                                         =============  =============  =============

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Income Tax

   See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                                    Years Ended December 31,
                                                                    --------------------------------------------------------
                                                                                2016                        2015
                                                                    ---------------------------- ---------------------------
                                                                               Lease and                   Lease and
                                                                                 Asset                       Asset
                                                                    Severance  Impairment Total  Severance Impairment Total
                                                                    --------- ----------- ------ --------- ---------- ------
                                                                                         (In millions)
Balance at January 1,..............................................  $   17      $   4    $   21  $   31    $     6   $   37
Restructuring charges..............................................      --          1         1      52          4       56
Cash payments......................................................    (17)        (4)      (21)    (66)        (6)     (72)
                                                                     ------      -----    ------  ------    -------   ------
Balance at December 31,............................................  $   --      $   1    $    1  $   17    $     4   $   21
                                                                     ======      =====    ======  ======    =======   ======
Total restructuring charges incurred since inception of initiative.  $  306      $  47    $  353  $  306    $    46   $  352
                                                                     ======      =====    ======  ======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                                    December 31,
                                                        -------------------------------------------------------------------
                                                                       2017                               2016
                                                        ----------------------------------  -------------------------------
                                                                               Other                            Other
                                                            Pension         Postretirement     Pension       Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)      Benefits
                                                        ----------------  ----------------  -------------  ----------------
                                                                                   (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,837      $      1,742   $      9,760      $      1,905
Service costs..........................................              169                 6            203                 9
Interest costs.........................................              415                75            415                82
Plan participants' contributions.......................               --                33             --                33
Net actuarial (gains) losses...........................              618               (96)           298              (119)
Divestitures, settlements and curtailments (2).........                3                 2           (270)               (8)
Change in benefits and other...........................               --                --            (11)              (43)
Benefits paid..........................................             (563)             (106)          (558)             (117)
Effect of foreign currency translation.................               --                --             --                --
                                                        ----------------  ----------------  -------------  ----------------
  Benefit obligations at December 31,..................           10,479             1,656          9,837             1,742
                                                        ----------------  ----------------  -------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,721             1,379          8,490             1,372
Actual return on plan assets...........................              947               124            620                75
Divestitures (2).......................................               --                --           (155)               --
Plan participants' contributions.......................               --                33             --                33
Employer contributions.................................              266                (4)           324                16
Benefits paid..........................................             (563)             (106)          (558)             (117)
                                                        ----------------  ----------------  -------------  ----------------
  Estimated fair value of plan assets at December 31,..            9,371             1,426          8,721             1,379
                                                        ----------------  ----------------  -------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         55      $        160   $         --      $         --
Other liabilities......................................           (1,163)             (390)        (1,116)             (363)
                                                        ----------------  ----------------  -------------  ----------------
  Net amount recognized................................     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,831      $        (55)  $      2,839      $         93
Prior service costs (credit)...........................              (10)              (26)           (11)              (48)
                                                        ----------------  ----------------  -------------  ----------------
  AOCI, before income tax..............................     $      2,821      $        (81)  $      2,828      $         45
                                                        ================  ================  =============  ================
  Accumulated benefit obligation.......................     $     10,180               N/A   $      9,557               N/A
                                                        ================                    =============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.2 billion at December 31, 2017 and $1.1 billion at December 31, 2016.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2017          2016               2017             2016
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      1,163     $      9,837    $      1,163     $      1,093
Accumulated benefit obligations..... $      1,116     $      9,557    $      1,116     $      1,046
Estimated fair value of plan assets. $         --     $      8,721    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                       Years Ended December 31,
                                         -----------------------------------------------------------------------------------
                                                    2017                        2016                         2015
                                         --------------------------  --------------------------  ---------------------------
                                                         Other                       Other                        Other
                                          Pension    Postretirement   Pension    Postretirement   Pension     Postretirement
                                          Benefits     Benefits       Benefits     Benefits       Benefits      Benefits
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
                                                                            (In millions)
Net periodic benefit costs:
Service costs...........................  $    169          $     6   $    203            $   9   $     217          $    15
Interest costs..........................       415               75        415               82         404               88
Settlement and curtailment costs (1)....         3                2          1               30          --               --
Expected return on plan assets..........      (509)             (72)      (527)             (74)       (538)             (80)
Amortization of net actuarial (gains)
 losses.................................       189               --        188               10         190               43
Amortization of prior service costs
 (credit)...............................        (1)             (22)        (1)              (6)         (1)              (3)
Allocated to affiliates.................       (48)               1        (64)              (9)        (59)             (18)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total net periodic benefit costs
   (credit).............................       218              (10)       215               42         213               45
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............       181             (148)       176             (121)         50             (156)
Prior service costs (credit)............        --               --        (11)             (40)         --               (7)
Dispositions (2)........................        --               --        (32)               2          --               --
Amortization of net actuarial (gains)
 losses.................................      (189)              --       (188)             (10)       (190)             (43)
Amortization of prior service (costs)
 credit.................................         1               22          1                6           1                3
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in OCI................        (7)            (126)       (54)            (163)       (139)            (203)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $    211          $  (136)  $    161            $(121)  $      74          $  (158)
                                         =========  ===============  =========  ===============  ==========  ===============

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture See Note 18.

(2) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $171 million and ($1) million, and ($6) million and ($19) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2017
Weighted average discount rate.....        3.65%                      3.70%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2017
Weighted average discount rate..........................        4.30%                      4.45%
Weighted average expected rate of return on plan assets.        6.00%                      5.36%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be 5.75% for pension benefits and 5.11% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2017                   2016
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      5.6%         6.6%      6.8%          13%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.0%         4.3%
Year in which the ultimate trend rate is reached...........      2086         2098      2077         2092

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2017:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $        9  $        (8)
Effect of accumulated postretirement benefit obligations.    $      186  $      (154)

  Plan Assets

     The Company provides MetLife employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2017                                     2016
                          ----------------------------------------- ---------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (1)    Pension Benefits       Benefits (1)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class
Fixed maturity securities   82%          82%        85%         84%                81%                  76%
Equity securities (2)....   10%          10%        15%         15%                11%                  24%
Alternative
 securities (3)..........    8%           8%        --%          1%                 8%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

--------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2017
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362    $  --     $    382
U.S. government bonds.............    1,256        528       --       1,784       269         6       --          275
Foreign bonds.....................       --        937       --         937        --        94       --           94
Federal agencies..................       35        134       --         169        --        17       --           17
Municipals........................       --        335       --         335        --        28       --           28
Short-term investments............      135        192       --         327         8       391       --          399
Other (1).........................        7        383        9         399        --        68       --           68
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,433      6,235       10       7,678       297       966       --        1,263
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      480         91       --         571        80        --       --           80
Common stock - foreign............      317         --        3         320        73        --       --           73
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      797         91        3         891       153        --       --          153
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --        144      622         766        --         9       --            9
Derivative assets.................       33          2        1          36         1        --       --            1
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975    $  --     $  1,426
                                   ========= ========= ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $     --  $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............     1,655         4        --       1,659       210         1       --          211
Foreign bonds.....................        --       775        --         775        --        72       --           72
Federal agencies..................        --       196        --         196        --        28       --           28
Municipals........................        --       313        --         313        --        23       --           23
Short-term investments............       118       212        --         330        13       416       --          429
Other (1).........................        --       362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.     1,773     5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........       474        --        --         474       113        --       --          113
Common stock - foreign............       380        --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........       854        --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................        --       105       634         739        --        --       --           --
Derivative assets.................        16        (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $  2,643  $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                                            Pension Benefits
                                                  --------------------------------------------------------------------
                                                                                      Equity
                                                     Fixed Maturity Securities      Securities
                                                  ------------------------------    ----------
                                                                                       Common
                                                                Foreign               Stock -      Other       Derivative
                                                   Corporate     Bonds    Other (1)   Foreign    Investments    Assets
                                                  ----------   --------  ---------- ---------- ------------- ------------
                                                                       (In millions)
Balance, January 1, 2016.........................   $    78     $    17    $    7    $    --      $    722      $    75
Realized gains (losses)..........................         3          --        --         --            (1)           3
Unrealized gains (losses)........................         3          (4)        1         --            32          (18)
Purchases, sales, issuances and settlements, net.       (22)         (3)       --         --          (119)           6
Transfers into and/or out of Level 3.............       (62)        (10)        1         --            --           (2)
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2016.......................   $    --     $    --    $    9    $    --      $    634      $    64
Realized gains (losses)..........................       (10)         --        --          2            --          (22)
Unrealized gains (losses)........................        10          --        --         --           (12)           6
Purchases, sales, issuances and settlements, net.        --          --         7         (4)           --          (47)
Transfers into and/or out of Level 3.............         1          --        (7)         5            --           --
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2017.......................   $     1     $    --    $    9    $     3      $    622      $     1
                                                  ==========   ========  ========== ========== ============= ============

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2017 and 2016, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2018. The Company expects to make discretionary contributions to the qualified pension plan of $150 million in 2018. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2018.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2018 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2018.....................     $            562                  $           85
 2019.....................     $            571                  $           88
 2020.....................     $            587                  $           88
 2021.....................     $            591                  $           87
 2022.....................     $            606                  $           88
 2023-2027................     $          3,227                  $          443

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $57 million and $55 million for the years ended December 31, 2017, 2016 and 2015, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.1 billion, $660 million and ($130) million for the years ended December 31, 2017, 2016 and 2015, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. The Company contributed $65 million, $73 million and $72 million for the years ended December 31, 2017, 2016 and 2015, respectively.

15. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction ("DRD") for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposes a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                    U.S. Tax Reform
                                                                                    ---------------
                                                                                     (In millions)
Income (loss) before provision for income tax......................................  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................        (1,112)
                                                                                    ---------------
 Total provision for income tax expense (benefit)..................................        (1,112)
                                                                                    ---------------
Income (loss), net of income tax...................................................          1,046
Income tax (expense) benefit related to items of other comprehensive income (loss).            133
                                                                                    ---------------
Increase to net equity from U.S. Tax Reform........................................  $       1,179
                                                                                    ===============

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following items are considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for these items:

   . Deemed Repatriation Transition Tax - The Company has recorded a $1 million charge for this item.

   . Global Intangible Low-Tax Income - U.S. Tax Reform imposes a minimum tax on global intangible low-tax income, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. The Company has not yet formally adopted an accounting policy for this item. For the year ended December 31, 2017, the Company did not record a tax charge and tax incurred in future periods related to global intangible low-tax income will be recorded in the period incurred.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company has recorded an $8 million tax charge, included within the deferred tax revaluation.

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a $7 million tax charge included within the deferred tax revaluation.

 . Tax Credit Partnerships - Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. U.S. Tax Reform may impact the tax attributes of tax credit partnerships. However, investee financial information is not yet available to enable the Company to determine the impacts of U.S. Tax Reform. Accordingly, the Company has applied prior law to these equity method investments in accordance with SAB 118. During the one year measurement period under SAB 118, the impacts of U.S. Tax Reform will be recognized as the investee financial information is made available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -------------------------
                                                    2017     2016    2015
                                                  --------  ------  -------
                                                        (In millions)
     Current:
     Federal.....................................  $ 1,511   $ 675   $1,384
     State and local.............................        4       5       20
     Foreign.....................................       14      40       36
                                                  --------  ------  -------
      Subtotal...................................    1,529     720    1,440
                                                  --------  ------  -------
     Deferred:
     Federal.....................................   (2,099)   (539)     296
     Foreign.....................................        9      18       27
                                                  --------  ------  -------
      Subtotal...................................   (2,090)   (521)     323
                                                  --------  ------  -------
      Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                  ========  ======  =======

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations was as follows:

                                    Years Ended December 31,
                                   --------------------------
                                     2017      2016    2015
                                   --------  -------  -------
                                         (In millions)
                   Income (loss):
                   Domestic.......  $ 4,045   $2,379   $4,409
                   Foreign........   (1,079)    (438)      72
                                   --------  -------  -------
                    Total.........  $ 2,966   $1,941   $4,481
                                   ========  =======  =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2017     2016     2015
                                                 --------  ------  -------
                                                       (In millions)
    Tax provision at U.S. statutory rate........  $ 1,039   $ 679   $1,569
    Tax effect of:
    Dividend received deduction.................      (65)    (79)     (82)
    Tax-exempt income...........................      (49)    (38)     (24)
    Prior year tax (1)..........................      (29)    (33)     558
    Low income housing tax credits..............     (278)   (270)    (221)
    Other tax credits...........................     (101)    (98)     (68)
    Foreign tax rate differential...............       --       1       (4)
    Change in valuation allowance...............       --      (1)      (1)
    U.S. Tax Reform impact (2)..................   (1,089)     --       --
    Other, net..................................       11      38       36
                                                 --------  ------  -------
     Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                 ========  ======  =======

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2) U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                     ------------------
                                                       2017      2016
                                                     --------  --------
                                                        (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables.....  $ 1,361   $   292
       Net operating loss carryforwards.............       23        27
       Employee benefits............................      595       828
       Tax credit carryforwards.....................    1,127       947
       Litigation-related and government mandated...      117       212
       Other........................................      437       460
                                                     --------  --------
         Total gross deferred income tax assets.....    3,660     2,766
       Less: Valuation allowance....................       20        20
                                                     --------  --------
         Total net deferred income tax assets.......    3,640     2,746
                                                     --------  --------
       Deferred income tax liabilities:
       Investments, including derivatives...........    1,989     1,234
       Intangibles..................................       32        53
       DAC..........................................      673     1,150
       Net unrealized investment gains..............    2,313     2,693
       Other........................................        2         1
                                                     --------  --------
         Total deferred income tax liabilities......    5,009     5,131
                                                     --------  --------
         Net deferred income tax asset (liability)..  $(1,369)  $(2,385)
                                                     ========  ========

  The Company has not recorded an additional valuation allowance benefit or charge related to certain state net operating loss carryforwards for the year ended December 31, 2017. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2017.

                                       Net Operating Loss Carryforwards
                                       --------------------------------
                                       Domestic          State
                                       --------          -----
                                       (In millions)
                          Expiration:
                          2018-2022...      $--           $ 49
                          2023-2027...       --             64
                          2028-2032...       --             13
                          2033-2037...       12              2
                          Indefinite..       --             --
                                       --------          -----
                                            $12           $128
                                            ==            ===

  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                  Tax Credit Carryforwards
                         ------------------------------------------
                         General Business
                             Credits      Foreign Tax Credits Other
                         ---------------- ------------------- -----
                                       (In millions)
            Expiration:
            2018-2022...           $   --                 $10  $ --
            2023-2027...               --                  88    --
            2028-2032...              232                  --    --
            2033-2037...              832                  --    --
            Indefinite..               --                  --   194
                         ---------------- ------------------- -----
                                   $1,064                 $98  $194
                         ================ =================== =====

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $203 million and $60 million for the years ended December 31, 2017 and 2016, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed, for which in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note
(1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2017           2016            2015
                                                                               -------------  -------------  ---------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $        931   $      1,075   $          546
Additions for tax positions of prior years (1)................................            --              7              558
Reductions for tax positions of prior years (2)...............................           (38)          (109)              --
Additions for tax positions of current year...................................             4              6                4
Reductions for tax positions of current year..................................            (1)            --               --
Settlements with tax authorities..............................................            (6)           (48)             (33)
                                                                               -------------  -------------  ---------------
Balance at December 31,.......................................................  $        890   $        931   $        1,075
                                                                               =============  =============  ===============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        890   $        931   $        1,060
                                                                               =============  =============  ===============

--------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of certain decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                             2017       2016        2015
                                                                           --------- ----------  ----------
                                                                                    (In millions)
Interest recognized on the consolidated statements of operations (1)...... $      47 $      (33) $      382

                                                                                          December 31,
                                                                                     ----------------------
                                                                                        2017        2016
                                                                                     ----------  ----------
                                                                                         (In millions)
Interest included in other liabilities on the consolidated balance sheets.           $      653  $      606

--------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest. On May 30, 2017, the Company filed a claim for refund with the IRS for the remaining tax and interest.

   Prior to U.S. Tax Reform, the DRD related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $60 million, $75 million and $76 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $1 million related to a true-up of the 2016 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $325 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2017           2016           2015
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         62,930         67,223         67,787
Number of new claims during the year........          3,514          4,146          3,856
Settlement payments during the year (1).....  $        48.6  $        50.2  $        56.1

--------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2017. Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $551 million at December 31, 2017.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principal on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

     Unclaimed Property Litigation

        Alleging that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the New York False Claims Act (the "Act") by filing false unclaimed property reports from 1986 to 2017 with New York to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualization in the late 1990s, Total Asset Recovery Services ("The Relator") has brought an action under the qui tam provision of the Act on behalf of itself and New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator seeks treble damages and other relief. The Company intends to defend this action vigorously.

   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCAs, as a settlement option for death benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Inquiries into Pension Benefits

     The Company informed its primary state regulator, the New York State Department of Financial Services ("NYDFS"), about its practices in connection with the payment of certain pension benefits to annuitants and related matters. The NYDFS is examining the issue. The Division of Enforcement of the SEC is also investigating this matter and several additional regulators, including, but not limited to, the Massachusetts Securities Division, have made inquiries into these practices, including as to related disclosures. It is possible that other jurisdictions may pursue similar investigations or inquiries. On February 13, 2018, the Company announced that in connection with a review of practices and procedures used to estimate reserves related to certain RIS group annuitants who have been unresponsive or missing over time, the Company had identified a material weakness in its internal control over financial reporting related to certain RIS group annuity reserves. In conjunction with the material weakness, the Company increased reserves by $510 million pre-tax to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. See Note 1.

     The Company is exposed to regulatory investigations, and could be exposed to additional legal actions. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions. The Company's increase in reserves does not reflect, and the Company has not recorded an accrual for, any such potential amounts. An estimate of the possible loss or range of loss cannot be made at this time.

   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have appealed this ruling.

     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The parties have settled and the court has dismissed the action.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On April 12, 2017, the court granted Metropolitan Life Insurance Company's motion, dismissing the action with prejudice. Plaintiff appealed this ruling to the United States Court of Appeals for the Seventh Circuit and on February 6, 2018, the Seventh Circuit reversed and remanded for further proceedings, ruling that plaintiff is entitled to relief on her contract claim.

     Miller, et al. v. MetLife, Inc., et al. (C.D. Cal., filed April 7, 2017)

        Plaintiffs filed this putative class action against MetLife, Inc. and Metropolitan Life Insurance Company in the U.S. District Court for the Central District of California, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein MetLife allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On September 25, 2017, plaintiffs dismissed the action and refiled the complaint in U.S. District Court for the Southern District of New York. On November 9, 2017, plaintiffs dismissed MetLife, Inc. without prejudice from the action. Metropolitan Life Insurance Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

        Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2017         2016
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        51  $        24
    Premium tax offsets currently available for
     paid assessments............................           49           32
                                                  ------------ ------------
     Total.......................................  $       100  $        56
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        66  $        37
                                                  ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                                    Amount
                                                ---------------
                                                 (In millions)
                 2018..........................  $          144
                 2019..........................             130
                 2020..........................             134
                 2021..........................             132
                 2022..........................             130
                 Thereafter....................             673
                                                ---------------
                  Total........................  $        1,343
                                                ===============

     In 2017, the Company assigned certain leases to an affiliate, effective January 1, 2018. The future minimum gross rental payments associated with those leases have been omitted from the above table. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations.

     Total minimum rental payments to be received in the future under non-cancelable subleases were $546 million as of December 31, 2017. Operating lease expense was $187 million, $204 million, and $191 million for the years ended December 31, 2017, 2016, and 2015, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $3.9 billion at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.9 billion and $4.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $407 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $4 million and $5 million at December 31, 2017 and 2016, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2017 and 2016 are summarized in the table below:

                                                                            Three Months Ended
                --------------------------------------------------------------------------------------------------------
                            March 31,                          June 30,                         September 30,
                --------------------------------- ---------------------------------  ----------------------------------
                    As                                As                                 As
                Previously                 As     Previously                  As     Previously                  As
                 Reported  Revisions (1) Revised   Reported  Revisions (1)  Revised   Reported  Revisions (1)  Revised
                ---------- ------------- -------- ---------- ------------- --------  ---------- ------------- ---------
                                                                               (In millions)
2017

 Total
 revenues......  $  8,645      $  --     $  8,645  $  9,342      $  --     $  9,342  $  10,286     $    --    $  10,286

 Total
 expenses......  $  7,972      $   6     $  7,978  $  8,528      $   6     $  8,534  $   9,356     $    55    $   9,411
Net
 income
 (loss)........  $    551      $  (4)    $    547  $    648      $  (4)    $    644  $     743     $   (35)   $     708

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1  $      2      $  --     $      2  $       5     $    --    $       5
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    550      $  (4)    $    546  $    646      $  (4)    $    642  $     738     $   (35)   $     703
2016

 Total
 revenues......  $  8,794      $  --     $  8,794  $  9,082      $  --     $  9,082  $   9,876     $    --    $   9,876

 Total
 expenses......  $  8,196      $   9     $  8,205  $  8,749      $   4     $  8,753  $   9,123     $     3    $   9,126
Net
 income
 (loss)........  $    496      $  (6)    $    490  $    326      $  (3)    $    323  $     630     $    (2)   $     628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     --      $  --     $     --  $     (2)     $  --     $     (2) $      (7)    $    --    $      (7)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    496      $  (6)    $    490  $    328      $  (3)    $    325  $     637     $    (2)   $     635

                ----------------------------------
                           December 31,
                ---------------------------------
                    As
                Previously                  As
                 Reported  Revisions (1)  Revised
                ---------- ------------- --------

2017

 Total
 revenues......  $  8,952      $  --     $  8,952

 Total
 expenses......  $  8,336      $  --     $  8,336
Net
 income
 (loss)........  $  1,628      $  --     $  1,628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     (6)     $  --     $     (6)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $  1,634      $  --     $  1,634
2016

 Total
 revenues......  $  8,738      $  --     $  8,738

 Total
 expenses......  $  8,459      $   6     $  8,465
Net
 income
 (loss)........  $    304      $  (3)    $    301

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    303      $  (3)    $    300

--------

(1) See Note 1 for information on prior period revisions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.2 billion, $2.1 billion and $2.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $93 million, $138 million and $135 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $141 million, $113 million and $151 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion for the year ended December 31, 2017 and $1.5 billion for both of the years ended December 31, 2016, and 2015, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $205 million and $165 million at December 31, 2017 and 2016, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                        Estimated        Amount at
                                                     Cost or             Fair            Which Shown on
                                                  Amortized Cost (1)     Value         Balance Sheet
Types of Investments                          ---------------------- -------------- --------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........ $               35,021 $       38,545 $             38,545
Public utilities.............................                  6,721          7,626                7,626
State and political subdivision securities...                  6,310          7,551                7,551
Foreign government securities................                  3,887          4,502                4,502
All other corporate bonds....................                 70,159         75,178               75,178
                                              ---------------------- -------------- --------------------
  Total bonds................................                122,098        133,402              133,402
Mortgage-backed and asset-backed securities..                 34,933         35,988               35,988
Redeemable preferred stock...................                    778            882                  882
                                              ---------------------- -------------- --------------------
  Total fixed maturity securities............                157,809        170,272              170,272
                                              ---------------------- -------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                  1,128          1,181                1,181
  Public utilities...........................                     62             70                   70
Non-redeemable preferred stock...............                    389            407                  407
                                              ---------------------- -------------- --------------------
  Total equity securities....................                  1,579          1,658                1,658
                                              ---------------------- -------------- --------------------
Mortgage loans...............................                 58,459                              58,459
Policy loans.................................                  6,006                               6,006
Real estate and real estate joint ventures...                  6,612                               6,612
Real estate acquired in satisfaction of debt.                     44                                  44
Other limited partnership interests..........                  3,991                               3,991
Short-term investments.......................                  3,155                               3,155
Other invested assets........................                 14,911                              14,911
                                              ----------------------                --------------------
   Total investments......................... $              252,566                $            265,108
                                              ======================                ====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============
2016
U.S............... $    421        $         58,234   $   66,643     $     --      $        133     $     30
MetLife Holdings..    4,317                  65,982       25,823          510               167          182
Corporate & Other.        5                     337           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,743        $        124,553   $   92,466     $    510      $        300     $    212
                   ======== ======================= ============ ============ ================= ============
2015
U.S............... $    418        $         56,429   $   63,716     $     --      $        136     $     33
MetLife Holdings..    5,000                  70,276       29,827          621               171          201
Corporate & Other.      625                   1,506          877            3                 1          321
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  6,043        $        128,211   $   94,420     $    624      $        308     $    555
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============
2015
U.S...............   $          18,281 $     5,848    $       19,613    $         59    $    2,658
MetLife Holdings..               5,910       5,601             6,951             631         2,678
Corporate & Other.                 327          90               166              52         1,444
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,518 $    11,539    $       26,730    $        742    $    6,780
                   =================== =========== ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015

                             (Dollars in millions)

                                                                               % Amount
                                                                              Assumed
                             Gross Amount    Ceded     Assumed   Net Amount    to Net
                             ------------- ---------- ---------- ----------- ----------
2017
Life insurance in-force..... $   3,377,964 $  266,895 $  490,033 $ 3,601,102       13.6%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      16,022 $    1,132 $    1,097 $    15,987        6.9%
Accident & health insurance.         7,040        121         19       6,938        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      23,062 $    1,253 $    1,116 $    22,925        4.9%
                             ============= ========== ========== ===========
2016
Life insurance in-force..... $   3,013,618 $  277,693 $  777,037 $ 3,512,962       22.1%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,931 $    1,101 $    1,668 $    15,498       10.8%
Accident & health insurance.         7,000        124         19       6,895        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,931 $    1,225 $    1,687 $    22,393        7.5%
                             ============= ========== ========== ===========
2015
Life insurance in-force..... $   3,035,399 $  361,355 $  811,435 $ 3,485,479       23.3%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,449 $    1,143 $    1,638 $    14,944       11.0%
Accident & health insurance.         7,048         99         41       6,990        0.6%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,497 $    1,242 $    1,679 $    21,934        7.7%
                             ============= ========== ========== ===========

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively.

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


                                     PART C



                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS


The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2017
   (3)   Statements of Operations for the year ended December 31, 2017
   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016

   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016
   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015


   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015
   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015
   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015

   (7)   Notes to the Consolidated Financial Statements
   (8)   Financial Statement Schedules

(B) EXHIBITS


(1) Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E. (1)


(2)            Not applicable.



(3)   (a)      Form of Principal Underwriting Agreement with MetLife Investors
               Distribution Company. (32)



  (b) Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)


                  (i) Form of Enterprise Selling Agreement 02-10(MetLife Investors Distribution Company Sales Agreement).
                             (18)


                  (ii) Form of Enterprise Selling Agreement 9-12(MetLife Investors Distribution Company Sales Agreement).
                             (25)


  (c)          Participation Agreement--New England Zenith Fund. (3)


  (d)          Participation Agreement--American Funds Insurance Series. (2)


                  (i) Participation Agreement--American Funds Insurance Series - Summary (21)


                  (ii) Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014. (29)


                  (iii) Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company. (31)


  (e)          Participation Agreement--Met Investors Series Trust. (4)


                  (i)        First Amendment to the Participation Agreement
                             (17)


                  (ii)       Second Amendment to the Participation Agreement
                             (17)


                  (iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance

                      Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)


  (f)          Participation Agreement--Metropolitan Series Fund. (6)


  (i) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)



  (g)          Participation Agreement - Brighthouse Funds Trust I. (33)


  (h)          Participation Agreement - Brighthouse Funds Trust II. (33)


  (i)          Rule 12B-1 Plan Payments Agreement. (33)



(4)            Form of Deferred Annuity Contract. (2)


  (a)          ROTH Individual Retirement Annuity Endorsement--Form
               ML-446.2(9/02). (8)


  (b)          401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)


  (c)          Individual Retirement Annuity Endorsement. Form ML-408.2(9/02).
               (9)


  (d)          Tax Sheltered Annuity Endorsement. Form ML-398.2(9/02). (8)


  (e)          Guaranteed Minimum Income Benefit Rider--Living Benefit
               ML-560-1(03/03) (19)


                  (i) Guaranteed Minimum Income Benefit Rider--Living Benefit--Form ML-560-8 NY(7/10) (20)


                  (ii)       Guaranteed Minimum Income Benefit--Contract
                      Schedule--Form ML-EGMIB-NY(7/10) (20)


                  (iii) Qualified Distribution Program Endorsement--Form ML-RMD(7/10) (20)


                  (iv) Qualified Distribution Program Endorsement--Form ML-RMD-NY(7/10) (20)


  (f)          Guaranteed Withdrawal Benefit Rider. (10)


  (g)          Guaranteed Minimum Income Benefit Form ML-560-2(5/05). (9)


  (h)          Enhanced Dollar Cost Averaging Rider Form ML-510-1(5/05). (9)


  (i)          Non-Qualified Annuity Endorsement Form ML-NQ(11/04)-I. (10)


  (j)          Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB(11/05) E.
               (11)


  (k) Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ(11/05)-I. (11)


  (l)          Guaranteed Minimum Accumulation Benefit Rider. Form
               ML-670-1(11/05). (11)


  (m)          Guaranteed Withdrawal Benefit Rider. Form
               ML-670-2(11/05)(Enhanced). (11)


  (n)          Lifetime Withdrawal Guarantee Benefit Rider. Form
               MLI-690-1.24(7/04). (12)


  (i) Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4(11/05). (12)


  (o)          Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4 4/08).
               (14)


                  (i) Lifetime Guaranteed Withdrawal Benefit - Contract Schedule ML-ELGWB(4-08)). (13)


  (p) Lifetime Guaranteed Withdrawal Benefit Rider(for Florida, New Jersey and Nevada). Form ML-690-5(7/09). (17)


                  (i)        Lifetime Guaranteed Withdrawal Benefit Rider -
                      Contract Schedule(ML-ELGWB(7/09)). (17)


  (q) Lifetime Guaranteed Withdrawal Benefit Rider(for New York). Form ML-690-6-NY(7/09). (17)

                  (i)        Lifetime Guaranteed Withdrawal Benefit Rider -
                      Contract Schedule(ML-ELGWB(7/09)). (17)


  (r) Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4(4/08). (14)


                  (i) Guaranteed Minimum Income Benefit -Contract Schedule(ML-EGMIB(4-08)). (13)


  (s)          Guaranteed Minimum Death Benefit(GMDB)Rider ML-640-1(4/08). (14)


                  (i) Guaranteed Minimum Death Benefit - Contract Schedule(ML-EDB(4-08)). (13)


(5)            Preference Premier VA Application PPS-APP-9-08, MPP(09/08) eF
               (15)


  (a)          Preference Premier VA Application MPP-ADMIN-5-10-NY,
               MPP-NY(05/10) (20)


  (b)          Preference Premier VA Application MPP-ADMIN-7-10-NY,
               MPP-NY(7/10) (20)


  (c) Preference Premier VA form of Application(Target Volatility Rider) PPS-APP-5-11-NY, MPP(05/11) (20)


  (d)          Form of Variable Annuity Application (30)


(6)   (a)      Amended and Restated Charter of Metropolitan Life. (4)


  (b)          Amended and Restated By-Laws of Metropolitan Life. (31)


(7)   (a)      Automatic Reinsurance Agreement between Metropolitan Life
               Insurance Company and Exeter Reassurance Company, Ltd. effective
               December 1, 2004(Agreement No. 17258) (22)


                  (i)        Amendment No. 1 as of May 1, 2005 (22)


                  (ii)       Amendment No. 2 as of November 1, 2005 (22)


                  (iii)      Amendment No. 3 as of June 12, 2006(22) (22)


                  (iv)       Amendment No. 4 as of February 26, 2007 (22)


                  (v)        Amendment No. 5 as of June 30, 2007 (22)


                  (vi)       Amendment No. 6 as of July 16, 2007 (22)


                  (vii)      Amendment No. 7, as of April 28, 2008 (23)


                  (viii)     Amendment No. 8, as of July 1, 2008 (23)


                  (ix)       Amendment No. 9 as of July 14, 2008 (23)


                  (x) Amendment No. 10 dated October 10, 2008, as of November 10, 2008 (23)


                  (xi)       Amendment no. 11 as of February 20, 2009 (23)


                  (xii)      Amendment No. 12 as of May 4, 2009 (23)


                  (xiii)     Amendment No. 13 as of July 10, 2009 (23)


                  (xiv)      Amendment No. 14 as of July 19, 2010 (23)


                  (xv)       Amendment No. 15 as of December 31, 2010 (23)


                  (xvi)      Amendment No. 16 as of April 29, 2011 (23)


                  (xvii)     Amendment No. 17 as of October 10, 2011(23)


                  (xviii)    Amendment No. 18 as of April 1, 2012 (26)


                  (xix)      Amendment No. 19 as of September 30, 2012 (26)


                  (xx)       Amendment No. 20 as of July 1, 2012 (26)


                  (xxi)      Amendment No. 21 as of February 4, 2013 (28)


                  (xxii)     Amendment No. 22 as of April 29, 2013 (28)

(b)        (b)        Partial Commutation Agreement between Exeter Reassurance
                      Company, Ltd. And Metropolitan Life Insurance Company
                      (effective November 1, 2014).(27)


(8)            Not applicable.


(9) Opinion and consent of counsel as to the legality of the securities being registered.(15)


(10) Consent of Independent Registered Public Accounting Firm.(Filed herewith)


(11)           Not applicable.


(12)           Not applicable.



(13) Powers of Attorney for Steven A. Kandarian, Cheryl W. Grise, Carlos M. Gutierrez, Gerald L. Hassell, David L. Herzog, R. Glenn Hubbard, Alfred F. Kelly, Jr., Edward J. Kelly III, William E. Kennard, James M. Kilts, Catherine R. Kinney, Denise M.
               Morrison, John C.R. Hele and William C. O'Donnell. (32)


------------
1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4, on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on August 3, 2001. As incorporated herein by reference.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 033-57320 for Metropolitan Life Separate Account UL on Form S-6, on
    September 18, 2000. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 25, 2006. As incorporated herein by reference.

6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4, on September 10, 2007. As incorporated herein by reference.

7. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on January 16, 2008. As incorporated herein by reference.

8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 10, 2003. As incorporated herein by reference.

9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 8, 2005. As incorporated herein by reference.

10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on May 18, 2004. As incorporated herein by reference.

11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on July 29, 2005. As incorporated herein by reference.

12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 5, 2006. As incorporated herein by reference.

13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on March 31, 2008. As incorporated herein by reference.

14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on January 17, 2008. As incorporated herein by reference.
15. Filed with Pre-Effective Amendment No.1 to this Registration Statement on December 8, 2008.
16. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6, on February 6, 2008. As incorporated herein by reference.
17. Filed with Post-Effective Amendment No. 2 to this Registration Statement on June 26, 2009.
18. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4, on April 13, 2010. As incorporated herein by reference.
19. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 8, 2005. As incorporated herein by reference.
20. Filed with Post-Effective Amendment No 16 to this Registration Statement on April 12,2012. As incorporated herein by reference.
21. Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2011. As incorporated herein by reference.
22. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4, on March 31, 2008. As incorporated herein by reference.
23. Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2012. As incorporated herein by reference.

24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2012. As incorporated herein by reference.
25. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 11, 2013. As incorporated herein by reference.
26. Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 11, 2013. As incorporated herein by reference.
27. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 15, 2015. As incorporated herein by reference.
28. Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 10, 2014. As incorporated herein by reference.
29. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 13, 2016. As incorporated herein by reference.
30. Filed with Post-Effective Amendment No. 11 to this Registration Statement on April 13, 2016. As incorporated by reference.
31. Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811/04001 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2017. As incorporated by reference.

32. Filed with Post-Effective Amendment No. 20 to the Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, filed on April 10, 2018 and is hereby incorporated by reference.
33. Filed with Post-Effective Amendment No. 12 to the Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4, filed on April 12, 2017 and is hereby incorporated by reference.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME, PRINCIPAL OCCUPATION
AND BUSINESS ADDRESS                    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
MetLife, Inc. and Metropolitan Life     Director
Insurance Company
1095 Avenue of the Americas
New York, NY 10036



Cheryl W. Grise                        Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
555 Thirteenth Street, N.W.
Suite 300 West
Washington, D.C. 20004




Gerald L. Hassell                          Director
Former Chairman of the Board
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166




David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166



R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902



Alfred F. Kelly, Jr.                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Edward J. Kelly, III                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

William E. Kennard                     Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, New York 10166



James M. Kilts           Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                    Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                     POSITION WITH METLIFE
----------------------   --------------------------------------------------------------------------------
Steven A. Kandarian      Chairman, President and Chief Executive Officer
Michel A. Khalaf         President - U.S. Business & EMEA
Karl R. Erhardt          Executive Vice President and Chief Auditor
Steven J. Goulart        Executive Vice President, Interim President - Asia and Chief Investment Officer
John C.R. Hele           Executive Vice President and Chief Financial Officer
Esther Lee               Executive Vice President and Global Chief Marketing Officer
Martin J. Lippert        Executive Vice President and Global Technology and Operations
John McCallion           Executive Vice President and Treasurer
William C. O'Donnell     Executive Vice President and Chief Accounting Officer
Susan Podlogar           Executive Vice President and Chief Human Resources Officer
Douglas A. Rayvid        Executive Vice President and Chief Compliance Officer
Rebecca Tadikonda        Executive Vice President and Chief Strategy Officer
Ramy Tadros              Executive Vice President and Chief Risk Officer
Michael Zarcone          Executive Vice President
Steven W. Gauster        Senior Vice President and Interim General Counsel


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2017

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2017. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

            MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by Brighthouse Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54.   MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo
            Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company

      55. 150 North Riverside PE Member LLC (DE) - MLIC owns an 81.45% membership interest; General American Life Insurance Company owns a 13.32% membership interest, and Metropolitan Tower Life Insurance Company owns a 5.23% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - MetLife Insurance K.K. (81.699%); MetLife Limited (Hong Kong) (15.033%); MetLife Insurance Company of Korea (3.268%).

           g) MetLife International PE Fund VI, LP (Cayman Islands) - MetLife Insurance K.K. (95.652%); MetLife Insurance Company of
                Korea (4.348%)

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and Brighthouse Life Insurance Company owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Block 23 Member, LLC, MCP Denver Pavilions Member, LLC, MCP Seventh and Osborne Retail Member, LLC, MCP Seventh and Osborne MF Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress Member, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, MCP Buford Logistics Center Building B, LLC and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Center, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park GreenvilleVenture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC, MCP Seattle Gateweay I Member, LLC, and MCP Seattle Gateway II Member, LLC, MCP Mountain Technology TRS, LLC, and MCP Burnside Member, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 33.20%, Brighthouse Life Insurance Company owns 11.14%, MetLife Insurance Company of Korea, Limited owns 2.96%, MetLife Limited owns 3.54%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.41%.


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

L.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

M.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

N.    Cova Life Management Company (DE)

O.    MetLife Reinsurance Company of Charleston (SC)

P.    MetLife Reinsurance Company of Vermont (VT)

Q.    Delaware American Life Insurance Company (DE)

R.    Federal Flood Certification LLC (TX)

S.    MetLife Global Benefits, Ltd. (Cayman Islands)

T. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Global, Inc. (DE)

AB. Brighthouse Financial, Inc. (DE) - On August 4, 2017, MetLife, Inc.("MET") distributed approximately 80.8% of the shares of Brighthouse Financial, Inc.'s ("BHF") common stock to MET's common shareholders. As a result, MET's ownership of the BHF shares of common stock decreased to approximately 19.2%. MET granted BHF an irrevocable proxy to vote all of its remaining shares of BHF's common stock in proportion to the votes of BHF's other common shareholders. Consequently, MET does not have any voting power over any BHF shares that it still owns. Nevertheless, for the BHF subsidiary insurance companies domiciled in Delaware and New York (Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY, respectively) BHF and its affiliates (including these insurance companies) are deemed to be affiliates of MET by their domiciliary state insurance regulators. Accordingly, BHF and its affiliates continue to appear on the MET organizational chart.

      1.   Brighthouse Holdings, LLC (DE)

           a.   New England Life Insurance Company (MA)

           b.   Brighthouse Securities, LLC (DE)

           c.   Brighthouse Services, LLC (DE)

           d.   Brighthouse Investment Advisers, LLC (DE)

           e.   Brighthouse Life Insurance Company (DE

                i. Brighthouse Reinsurance Company of Delaware (DE) - 100% is owned in the aggregate by Brighthouse Life Insurance Company.

                ii.    Brighthouse Life Insurance Company of NY (NY)

                iii.   Brighthouse Connecticut Properties Ventures, LLC (DE)

                iv.    Euro TL Investments LLC (DE)

                v.     Euro TI Investments LLC (DE)

                vi.    Brighthouse Assignment Company (CT)

                vii.   TLA Holdings LLC (DE)

                viii.  TLA Holdings II LLC (DE)

                ix.    ML 1065 Hotel, LLC (DE)

                x.     TIC European Real Estate LP, LLC (DE)

                xi.    The Prospect Company (DE)

                xii.   Brighthouse Renewables Holding, LLC (DE)

                       i.  Greater Sandhill I, LLC (DE)

                xiii. Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

                       i.  1075 Peachtree, LLC (DE)

AC.   MetLife Insurance Brokerage, Inc. (NY)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.9999659747771405% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.0000311579287982% is owned by MetLife Global Holding Company I GmbH, 0.000000955764687% is owned by International Technical and Advisory Services Limited, 0.000000955764687% is owned by Borderland Investments Limited and 0.000000955764687% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland) - MetLife Europe Insurance d.a.c. is held by MetLife EU Holding Company Limited at 93% and the remaining 7% is held by Alico.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       14) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi) MetLife Investment Management Holdings (Ireland)Limited

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands)

                           bb) MetLife BL Feeder, LP (DE)

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg)

                   xii) ALICO Operations LLC (DE)

                        1) MetLife Asset Management Corp. (Japan)

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A.,

                                    .   99% is held by Natiloportem Holdings,
                                        LLC and

                                    .   26% is held by MetLife Seguros de
                                        Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17) MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Mexico Holdings,
                                               S. de R.L. de C.V. (Mexico) -
                                               99.99995% is owned by
                                               Metropolitan Global Management,
                                               LLC, and .00005% is owned by
                                               Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                         bbb)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2.4875% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ddd)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 0.949729%
                                               is owned by MetLife International
                                               Holdings, LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and .01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            .01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Servicios,
                                                     S.A. de C.V.

                                         eee)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AF.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AG.   MetLife European Holdings, LLC (DE)

AH.   MetLife Investment Management Holdings, LLC (DE)

      a)   Logan Circle Partners GP, LLC (PA)

      b)   Logan Circle Partners, L.P. (PA)

           i)    Logan Circle Partners I LLC (PA)

           ii)   Logan Circle Partners Investment Management, LLC (DE)

      c)   MetLife Real Estate Lending Manager LLC (DE)

      d)   MetLife Real Estate Lending LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS.


As of January 31, 2017, there were 685,154 owners of qualified contracts and 158,708 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

General American Separate Account Eleven

General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine

General American Separate Account Two

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL

Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

New England Life Retirement Investment Account
New England Variable Annuity Fund I

Paragon Separate Account A
Paragon Separate Account B

Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.




Name and Principal     Positions and Offices
Business Office        With Underwriter




Elisabeth M. Forget     Chairman of the Board, President, CEO and Director
200 Park Avenue
New York, NY 10166




Todd Nevenhoven               Vice President and Director
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266




Bradd Chignoli            Director
501 Route 22
Bridgewater, NJ 08807



Derrick Kelson                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Thomas Schuster        Director
200 Park Avenue
12th Floor
New York, NY 10166



Todd Katz                 Executive Vice President
501 Route 22
Bridgewater, NJ 08807

Marlene Debel             Executive Vice President
200 Park Avenue
New York, NY 10166

Elisabeth Bedore          Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981



Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981



Jamie Zaretsky         Chief Legal Officer
200 Park Avenue
New York, NY 10166

(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $84,338,194        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
THE FOLLOWING COMPANIES WILL MAINTAIN POSSESSION OF THE DOCUMENTS REQUIRED BY
SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES THEREUNDER:

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

MetLife, One Financial Center, Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

Item 32. Undertakings.

(a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

(b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Bridgewater, and the state of New Jersey, on this 10th day of April 2018.

                                          METROPOLITAN LIFE SEPARATE ACCOUNT E
                                          (Registrant)

                                          BY: METROPOLITAN LIFE INSURANCE
                                            COMPANY
                                          (Depositor)

                                          BY:  /s/Sabrina K Model
                                               ---------------------------------
                                               Sabrina K. Model
                                               Vice President

                                          BY: METROPOLITAN LIFE INSURANCE
                                            COMPANY
                                          (Depositor)

                                          BY:  /s/Sabrina K Model
                                               ---------------------------------
                                               Sabrina K. Model
                                               Vice President

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2018.

           Signature                              Title

                   *
 ---------------------------------------
 Steven Kandarian                       Chairman, President, Chief Executive
                                                Officer and Director

                   *
 ---------------------------------------
 Cheryl W. Grise                                      Director

                   *
 ---------------------------------------
 Carlos Gutierrez                                     Director

                   *
 ---------------------------------------
 Gerald L. Hassell                                    Director

                   *
 ---------------------------------------
 David Herzog                                         Director

                   *
 ---------------------------------------
 R. Glenn Hubbard                                     Director

                   *
 ---------------------------------------
 Alfred F. Kelly, Jr.                                 Director

                   *
 ---------------------------------------
 Edward J. Kelly, III                                 Director

                   *
 ---------------------------------------
 William E. Kennard                                   Director

                   *
 ---------------------------------------
 James Kilts                                          Director

                   *
 ---------------------------------------
 Catherine Kinney                                     Director

                   *
 ---------------------------------------
 Denise M. Morrison                                   Director

By:  /s/Heather Harker
     -----------------------------------
     Heather Harker
     Attorney-In-Fact
     April 10, 2018

* Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney as filed with Post-Effective Amendment No. 20 to Registration Statement File Nos. 333-176654/811-04001 filed on April 10, 2018 and hereby incorporated by reference.

                                 Exhibit Index

         10. Consent of Independent Registered Public Accounting Firm